UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: February 28, 2012

Date of reporting period: November 30, 2011

Item 1.	Schedules of Investments.

Schedule of Investments (Unaudited)

iSHARES® 10+ YEAR CREDIT BOND FUND

November 30, 2011

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES—86.02%

AEROSPACE & DEFENSE—1.51%
Boeing Co. (The)
4.88%, 02/15/20	$70	$79,907
6.88%, 03/15/39	325	445,419
8.75%, 08/15/21	25	35,914
Lockheed Martin Corp.
4.85%, 09/15/41	350	342,307
5.72%, 06/01/40	275	294,332
6.15%, 09/01/36	560	629,979
Northrop Grumman Corp.
5.05%, 11/15/40	600	662,213
Raytheon Co.
4.88%, 10/15/40	400	412,774
United Technologies Corp.
5.40%, 05/01/35	875	1,010,157
5.70%, 04/15/40	475	562,191
6.05%, 06/01/36	75	91,610

		4,566,803
AGRICULTURE—1.40%
Altria Group Inc.
9.95%, 11/10/38	325	456,846
10.20%, 02/06/39	651	935,070
Archer-Daniels-Midland Co.
4.54%, 03/26/42(a)	23	23,353
5.38%, 09/15/35	75	85,205
5.77%, 03/01/41	1,450	1,775,914
Lorillard Tobacco Co.
7.00%, 08/04/41	150	150,129
Philip Morris International Inc.
6.38%, 05/16/38	661	808,934

		4,235,451

AUTO MANUFACTURERS—0.11%
Daimler Finance North America LLC
8.50%, 01/18/31	243	327,068

		327,068

BANKS—7.12%
Abbey National Capital Trust I
8.96%, 06/30/30(b)	250	225,000
BAC Capital Trust XI
6.63%, 05/23/36	325	271,541
Banco do Brasil SA
5.88%, 01/26/22(a)	300	295,500
Bank of America Corp.
5.00%, 08/18/25(c)	100	82,161
5.00%, 05/27/26(c)	200	163,779
Bank of America N.A.
6.00%, 10/15/36	300	249,821
BankAmerica Capital II
8.00%, 12/15/26	300	279,000

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

November 30, 2011

Barclays Bank PLC
6.28%, 12/15/34(b)	350	216,016
BB&T Capital Trust II
6.75%, 06/07/36	950	948,639
BNP Paribas SA
7.20%, 06/25/37(a)(b)	200	134,000
Citigroup Inc.
5.85%, 12/11/34	2,000	1,886,292
5.88%, 05/29/37	75	69,798
6.13%, 08/25/36	100	84,406
6.63%, 06/15/32	550	514,003
6.88%, 03/05/38	188	198,218
8.13%, 07/15/39	1,000	1,158,137
Fifth Third Bancorp
8.25%, 03/01/38	625	749,850
Goldman Sachs Group Inc. (The)
5.95%, 01/15/27	25	23,184
6.13%, 02/15/33	725	650,080
6.25%, 02/01/41	700	631,658
6.35%, 02/15/34	415	354,319
6.45%, 05/01/36	1,050	917,589
6.75%, 10/01/37	1,425	1,267,885
HSBC Holdings PLC
6.10%, 01/14/42	250	262,699
6.50%, 05/02/36	700	673,196
6.50%, 09/15/37	1,555	1,481,764
6.80%, 06/01/38	700	690,523
JPMorgan Chase & Co.
5.50%, 10/15/40	100	102,603
5.60%, 07/15/41	1,600	1,680,605
6.40%, 05/15/38	275	311,696
KfW
0.00%, 04/18/36	700	287,000
0.00%, 06/29/37	500	195,840
Morgan Stanley
5.00%, 08/31/25(c)	700	595,302
7.25%, 04/01/32	400	383,889
Rabobank Nederland
5.25%, 05/24/41	410	410,482
Standard Chartered PLC
7.01%, 07/30/37(a)(b)	400	344,101
USB Capital XIII Trust
6.63%, 12/15/39	25	24,763
Wachovia Bank N.A./Wells Fargo & Co.
6.60%, 01/15/38	550	599,979
Wachovia Corp./Wells Fargo & Co.
5.50%, 08/01/35	700	685,260
Wells Fargo & Co.
5.38%, 02/07/35	1,200	1,284,931
Wells Fargo Capital X
5.95%, 12/15/36	146	145,544

		21,531,053
BEVERAGES—1.01%
Anheuser-Busch InBev Worldwide Inc.
6.38%, 01/15/40	100	129,888
8.20%, 01/15/39	776	1,181,382
Diageo Capital PLC
5.88%, 09/30/36	725	858,257
Pepsi Bottling Group Inc. (The) Series B
7.00%, 03/01/29	300	409,383
PepsiCo Inc.
5.50%, 01/15/40	400	468,976

		3,047,886

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

November 30, 2011

BIOTECHNOLOGY—0.86%
Amgen Inc.
5.65%, 06/15/42	800	810,273
6.38%, 06/01/37	75	83,474
6.40%, 02/01/39	1,559	1,710,528

		2,604,275
BUILDING MATERIALS—0.08%
Owens Corning Inc.
7.00%, 12/01/36	250	247,322

		247,322
CHEMICALS—0.59%
Dow Chemical Co. (The)
7.38%, 11/01/29	700	872,009
9.40%, 05/15/39	125	183,152
E.I. du Pont de Nemours and Co.
4.90%, 01/15/41	75	80,577
Potash Corp. of Saskatchewan Inc.
5.63%, 12/01/40	550	650,449

		1,786,187
COMMERCIAL SERVICES—0.48%
President and Fellows of Harvard College (The)
6.30%, 10/01/37	41	45,491
6.50%, 01/15/39(a)	600	877,938
Western Union Co. (The)
6.20%, 06/21/40	500	519,016

		1,442,445
COMPUTERS—1.09%
Dell Inc.
5.40%, 09/10/40	1,550	1,633,649
Hewlett-Packard Co.
6.00%, 09/15/41	300	323,120
International Business Machines Corp.
5.60%, 11/30/39	550	666,539
7.00%, 10/30/25	500	676,743

		3,300,051
COSMETICS & PERSONAL CARE—0.35%
Procter & Gamble Co. (The)
5.55%, 03/05/37	837	1,061,940

		1,061,940
DIVERSIFIED FINANCIAL SERVICES—4.30%
American Express Co.
8.15%, 03/19/38	250	350,326
Capital One Capital III
7.69%, 08/15/36	100	99,250
Capital One Capital V
10.25%, 08/15/39	300	311,250

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

November 30, 2011

Capital One Capital VI
8.88%, 05/15/40	400	402,221
Citigroup Capital XXI
8.30%, 12/21/37(b)	426	427,065
Credit Suisse (USA) Inc.
7.13%, 07/15/32	225	254,924
ERAC USA Finance LLC
7.00%, 10/15/37(a)	750	858,340
FMR LLC
7.57%, 06/15/29(a)	400	461,249
General Electric Capital Corp.
5.88%, 01/14/38	1,220	1,201,188
6.75%, 03/15/32	2,803	3,032,874
6.88%, 01/10/39	800	889,399
General Electric Capital Corp. Series A
6.15%, 08/07/37	400	399,855
Jefferies Group Inc.
6.25%, 02/15/34	225	168,188
JPMorgan Chase Capital XXV
6.80%, 10/01/37	1,397	1,391,433
Merrill Lynch & Co. Inc.
6.11%, 01/29/37	900	697,612
6.22%, 09/15/26	1,650	1,328,448
7.75%, 05/14/38	595	531,680
National Rural Utilities Cooperative Finance Corp. Series C
8.00%, 03/01/32	75	104,724
SLM Corp.
5.63%, 08/01/33	150	112,260

		13,022,286
ELECTRIC—10.34%
Alabama Power Co. Series 11-C
5.20%, 06/01/41	600	707,506
Appalachian Power Co. Series Q
7.00%, 04/01/38	300	390,339
Consolidated Edison Co. of New York Inc.
5.50%, 12/01/39	450	538,065
5.70%, 06/15/40	640	781,380
Constellation Energy Group Inc.
7.60%, 04/01/32	50	61,052
Dominion Resources Inc.
6.30%, 03/15/33	25	30,564
DTE Energy Co.
6.38%, 04/15/33	1,500	1,777,105
Duke Energy Carolinas LLC
5.30%, 02/15/40	575	685,116
6.05%, 04/15/38	600	771,121
E.ON International Finance BV
6.65%, 04/30/38(a)	56	71,490
Electricite de France
6.95%, 01/26/39(a)	630	738,823
Enel Finance International SA
6.00%, 10/07/39(a)	600	475,549
Exelon Generation Co. LLC
6.25%, 10/01/39	775	920,698
FirstEnergy Corp.
7.38%, 11/15/31	1,572	1,843,319
Florida Power & Light Co.
5.13%, 06/01/41	400	470,394
5.25%, 02/01/41	100	119,606
5.95%, 02/01/38	776	1,006,162
Florida Power Corp.
6.40%, 06/15/38	350	466,172

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

November 30, 2011

Georgia Power Co.
5.40%, 06/01/40	400	468,797
Iberdrola International BV
6.75%, 07/15/36	1,000	1,094,098
Kansas City Power & Light Co.
5.30%, 10/01/41	300	316,635
Kentucky Utilities Co.
5.13%, 11/01/40	100	118,363
Massachusetts Electric Co.
5.90%, 11/15/39(a)	50	61,142
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	1,169	1,391,304
6.50%, 09/15/37	625	781,986
8.48%, 09/15/28	506	719,420
Nevada Power Co.
5.38%, 09/15/40	75	84,972
5.45%, 05/15/41	500	573,303
Nisource Finance Corp.
5.95%, 06/15/41	375	380,621
Northern States Power Co.
4.85%, 08/15/40	950	1,083,136
6.20%, 07/01/37	50	67,589
Oglethorpe Power Corp.
6.19%, 01/01/31(a)	400	465,292
Ohio Power Co. Series M
5.38%, 10/01/21	145	165,226
Oncor Electric Delivery Co.
7.00%, 09/01/22	550	694,510
7.50%, 09/01/38	25	35,385
Pacific Gas & Electric Co.
4.50%, 12/15/41	350	345,334
5.40%, 01/15/40	950	1,070,459
6.05%, 03/01/34	734	882,078
PPL Electric Utilities Corp.
5.20%, 07/15/41	600	707,711
Progress Energy Inc.
7.75%, 03/01/31	795	1,107,045
PSEG Power LLC
8.63%, 04/15/31	250	361,876
Puget Sound Energy Inc.
5.64%, 04/15/41	600	711,497
5.76%, 07/15/40	50	60,184
5.80%, 03/15/40	25	30,185
San Diego Gas & Electric Co.
4.50%, 08/15/40	400	438,128
5.35%, 05/15/40	75	92,223
South Carolina Electric & Gas Co.
5.45%, 02/01/41	375	439,857
6.05%, 01/15/38	68	85,410
Southern California Edison Co.
6.00%, 01/15/34	700	899,081
6.05%, 03/15/39	100	131,993
Southern California Edison Co. Series 08-A
5.95%, 02/01/38	504	653,486
Southwestern Electric Power Co.
6.20%, 03/15/40	500	590,939
Virginia Electric and Power Co.
8.88%, 11/15/38	350	553,772
Virginia Electric and Power Co. Series A
6.00%, 05/15/37	975	1,231,276
Wisconsin Power & Light Co.
6.38%, 08/15/37	400	540,407

		31,289,181

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

November 30, 2011

ELECTRONICS—0.16%
Koninklijke Philips Electronics NV
6.88%, 03/11/38	400	493,882

		493,882
ENVIRONMENTAL CONTROL—0.44%
Republic Services Inc.
4.75%, 05/15/23	100	107,593
5.70%, 05/15/41	300	337,600
6.20%, 03/01/40	25	29,758
Waste Management Inc.
6.13%, 11/30/39	705	856,470

		1,331,421
FOOD—2.82%
ConAgra Foods Inc.
8.25%, 09/15/30	400	498,314
Delhaize Group SA
5.70%, 10/01/40	1,150	1,133,564
H.J. Heinz Finance Co.
7.13%, 08/01/39(a)	1,625	2,218,049
Kellogg Co. Series B
7.45%, 04/01/31	150	203,337
Kraft Foods Inc.
6.50%, 11/01/31	700	847,170
6.50%, 02/09/40	1,275	1,511,780
6.88%, 02/01/38	35	43,490
Kroger Co. (The)
5.40%, 07/15/40	40	42,155
6.90%, 04/15/38	625	804,197
Tesco PLC
6.15%, 11/15/37(a)	500	587,759
Unilever Capital Corp.
5.90%, 11/15/32	500	632,058

		8,521,873
FOREST PRODUCTS & PAPER—0.76%
Georgia-Pacific LLC
7.75%, 11/15/29	600	755,740
International Paper Co.
7.30%, 11/15/39	1,300	1,509,521
8.70%, 06/15/38	25	32,403

		2,297,664
GAS—0.46%
KeySpan Gas East Corp.
5.82%, 04/01/41(a)	700	837,583
Sempra Energy
6.00%, 10/15/39	225	270,479
Southern Union Co.
7.60%, 02/01/24	250	296,804

		1,404,866
HEALTH CARE - PRODUCTS—1.17%
Boston Scientific Corp.
7.38%, 01/15/40	500	621,394
Covidien International Finance SA
6.55%, 10/15/37	100	125,550

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

November 30, 2011

Johnson & Johnson
4.50%, 09/01/40	75	80,139
5.95%, 08/15/37	1,700	2,215,354
Medtronic Inc.
5.55%, 03/15/40	400	502,653

		3,545,090
HEALTH CARE - SERVICES—0.95%
Aetna Inc.
6.63%, 06/15/36	600	723,219
6.75%, 12/15/37	64	78,145
Cigna Corp.
5.88%, 03/15/41	225	226,012
UnitedHealth Group Inc.
5.80%, 03/15/36	650	736,279
5.95%, 02/15/41	50	58,346
6.88%, 02/15/38	310	397,468
WellPoint Inc.
5.80%, 08/15/40	75	85,436
5.85%, 01/15/36	250	279,866
6.38%, 06/15/37	250	299,584

		2,884,355
HOLDING COMPANIES - DIVERSIFIED—0.46%
CDP Financial Inc.
5.60%, 11/25/39(a)	500	605,913
Hutchison Whampoa International Ltd.
7.45%, 11/24/33(a)	50	65,481
IPIC GMTN Ltd.
5.50%, 03/01/22(a)	750	733,125

		1,404,519
HOUSEHOLD PRODUCTS & WARES—0.24%
Kimberly-Clark Corp.
5.30%, 03/01/41	25	29,880
6.63%, 08/01/37	500	692,027

		721,907
INSURANCE—5.95%
Aflac Inc.
6.45%, 08/15/40	300	301,844
AIG Sunamerica Global Financing X
6.90%, 03/15/32(a)	50	51,419
Allstate Corp. (The)
5.55%, 05/09/35	350	358,232
5.95%, 04/01/36	600	632,429
6.90%, 05/15/38	61	72,711
American International Group Inc.
6.25%, 05/01/36	880	767,093
8.18%, 05/15/38(b)	1,010	891,325
AXA SA
8.60%, 12/15/30	480	462,554
Berkshire Hathaway Finance Corp.
5.75%, 01/15/40	1,525	1,711,032
Chubb Corp. (The)
6.00%, 05/11/37	600	695,153
GE Global Insurance Holding Corp.
7.00%, 02/15/26	200	212,017
Hartford Financial Services Group Inc.
6.10%, 10/01/41	200	172,001

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

November 30, 2011

6.63%, 03/30/40	50	46,302
Liberty Mutual Group Inc.
6.50%, 03/15/35(a)	450	431,136
Lincoln National Corp.
6.15%, 04/07/36	25	23,696
7.00%, 06/15/40	800	836,410
Massachusetts Mutual Life Insurance Co.
8.88%, 06/01/39(a)	150	214,578
MetLife Inc.
5.70%, 06/15/35	100	104,761
5.88%, 02/06/41	500	531,430
6.40%, 12/15/36	375	340,738
6.50%, 12/15/32	1,026	1,165,134
Nationwide Mutual Insurance Co.
9.38%, 08/15/39(a)	250	282,139
New York Life Insurance Co.
6.75%, 11/15/39(a)	300	367,493
Northwestern Mutual Life Insurance Co.
6.06%, 03/30/40(a)	500	566,619
Pacific Life Insurance Co.
9.25%, 06/15/39(a)	575	749,974
Progressive Corp. (The)
6.25%, 12/01/32	500	588,464
Prudential Financial Inc.
5.40%, 06/13/35	25	22,736
6.20%, 11/15/40	100	98,124
Prudential Financial Inc. Series D
6.63%, 12/01/37	1,400	1,457,434
Teachers Insurance & Annuity Association of America
6.85%, 12/16/39(a)	350	426,251
Travelers Companies Inc. (The)
5.35%, 11/01/40	1,600	1,768,294
6.25%, 06/15/37	68	82,169
XL Group PLC
6.38%, 11/15/24	50	51,669
XLIT Ltd.
5.75%, 10/01/21	1,500	1,531,453

		18,014,814
IRON & STEEL—0.32%
ArcelorMittal SA
6.75%, 03/01/41	250	213,063
7.00%, 10/15/39	700	615,801
Cliffs Natural Resources Inc.
6.25%, 10/01/40	75	71,980
Nucor Corp.
4.13%, 09/15/22	75	79,313

		980,157
MACHINERY—0.45%
Caterpillar Inc.
5.20%, 05/27/41	350	396,495
6.05%, 08/15/36	675	872,908
Deere & Co.
5.38%, 10/16/29	75	91,400

		1,360,803
MANUFACTURING—0.64%
3M Co.
5.70%, 03/15/37	350	443,282
Honeywell International Inc.
5.38%, 03/01/41	250	294,840

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

November 30, 2011

5.70%, 03/15/37	440	519,797
Illinois Tool Works Inc.
4.88%, 09/15/41(a)	600	663,285
Tyco International Finance SA
4.63%, 01/15/23	25	26,459

		1,947,663
MEDIA—6.83%
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	1,482	2,053,135
Comcast Corp.
6.40%, 03/01/40	75	86,253
6.45%, 03/15/37	600	680,671
6.95%, 08/15/37	550	657,082
COX Communications Inc.
8.38%, 03/01/39(a)	775	1,021,375
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
6.00%, 08/15/40	175	182,053
6.38%, 03/01/41	825	904,719
Discovery Communications LLC
6.35%, 06/01/40	100	115,477
Grupo Televisa SAB
6.63%, 01/15/40	325	350,448
NBCUniversal Media LLC
5.95%, 04/01/41	575	626,444
6.40%, 04/30/40	1,025	1,174,270
News America Inc.
6.15%, 02/15/41	1,775	1,900,485
6.20%, 12/15/34	100	105,019
6.40%, 12/15/35	700	751,976
6.65%, 11/15/37	330	360,697
Thomson Reuters Corp.
5.85%, 04/15/40	100	111,788
Time Warner Cable Inc.
5.88%, 11/15/40	1,600	1,641,242
6.75%, 06/15/39	500	568,529
Time Warner Entertainment Co.
8.38%, 07/15/33	702	927,005
Time Warner Inc.
6.10%, 07/15/40	75	81,536
6.25%, 03/29/41	600	665,837
7.63%, 04/15/31	1,220	1,497,699
7.70%, 05/01/32	2,000	2,489,330
Viacom Inc.
6.88%, 04/30/36	400	476,888
7.88%, 07/30/30	800	999,022
Walt Disney Co. (The)
4.38%, 08/16/41	250	253,874

		20,682,854
MINING—2.01%
Alcoa Inc.
5.90%, 02/01/27	50	47,630
5.95%, 02/01/37	625	561,890
Barrick Australia Finance Pty Ltd.
5.95%, 10/15/39	700	777,639
Barrick North America Finance LLC
5.70%, 05/30/41	350	381,733
Kinross Gold Corp.
6.88%, 09/01/41(a)	200	204,663
Newmont Mining Corp.
6.25%, 10/01/39	280	318,810
Rio Tinto Finance (USA) Ltd.

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

November 30, 2011

5.20%, 11/02/40	325	355,882
7.13%, 07/15/28	560	739,096
Southern Copper Corp.
6.75%, 04/16/40	350	350,313
Teck Resources Ltd.
6.00%, 08/15/40	50	52,160
6.25%, 07/15/41	800	869,544
Vale Overseas Ltd.
6.88%, 11/21/36	800	874,354
6.88%, 11/10/39	400	438,901
8.25%, 01/17/34	87	109,015

		6,081,630
MISCELLANEOUS – MANUFACTURING—0.04%
Siemens Financieringsmat
6.13%, 08/17/26(a)	100	118,880

		118,880
MULTI-NATIONAL—0.67%
Asian Development Bank
5.82%, 06/16/28	600	769,903
European Investment Bank
4.88%, 02/15/36	400	428,588
International Bank for Reconstruction and Development
7.63%, 01/19/23	592	832,032

		2,030,523
OIL & GAS—8.90%
Anadarko Finance Co.
7.50%, 05/01/31	700	842,817
Anadarko Petroleum Corp.
6.20%, 03/15/40	100	109,332
6.45%, 09/15/36	365	406,683
Apache Corp.
5.10%, 09/01/40	1,135	1,255,484
6.00%, 01/15/37	31	38,264
Canadian Natural Resources Ltd.
6.25%, 03/15/38	250	302,845
6.75%, 02/01/39	250	317,146
Cenovus Energy Inc.
6.75%, 11/15/39	650	816,550
ConocoPhillips
5.90%, 05/15/38	450	539,581
6.50%, 02/01/39	600	776,596
ConocoPhillips Holding Co.
6.95%, 04/15/29	1,642	2,172,256
Devon Energy Corp.
5.60%, 07/15/41	200	226,240
7.95%, 04/15/32	100	136,740
Devon Financing Corp. ULC
7.88%, 09/30/31	647	890,073
Encana Corp.
6.50%, 08/15/34	650	734,347
6.50%, 02/01/38	130	149,056
Gazprom OAO
6.51%, 03/07/22(a)	500	523,125
7.29%, 08/16/37(a)	300	316,500
8.63%, 04/28/34(a)	100	120,250
Hess Corp.
5.60%, 02/15/41	475	504,670
7.30%, 08/15/31	1,275	1,600,222

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

November 30, 2011

Marathon Oil Corp.
6.60%, 10/01/37	825	982,467
Marathon Petroleum Corp.
6.50%, 03/01/41	300	327,297
Nexen Inc.
6.40%, 05/15/37	134	136,848
7.50%, 07/30/39	550	626,962
7.88%, 03/15/32	100	120,586
Noble Energy Inc.
6.00%, 03/01/41	100	111,589
Noble Holding International Ltd.
6.20%, 08/01/40	30	33,609
Occidental Petroleum Corp.
3.13%, 02/15/22	350	352,535
Pemex Project Funding Master Trust
6.63%, 06/15/35	665	731,500
Petro-Canada
6.80%, 05/15/38	95	113,576
Petrobras International Finance Co.
6.75%, 01/27/41	250	272,280
6.88%, 01/20/40	1,070	1,181,990
Petroleos Mexicanos
5.50%, 01/21/21	100	106,250
6.50%, 06/02/41	350	378,000
6.50%, 06/02/41(a)	600	648,000
Ras Laffan Liquefied Natural Gas Co. Ltd. III
6.33%, 09/30/27(a)	250	266,083
Shell International Finance BV
5.50%, 03/25/40	100	120,798
6.38%, 12/15/38	877	1,160,710
Statoil ASA
3.15%, 01/23/22	500	500,010
5.10%, 08/17/40	800	913,252
6.50%, 12/01/28(a)	100	128,559
Suncor Energy Inc.
6.50%, 06/15/38	1,300	1,501,981
6.85%, 06/01/39	75	90,952
Sunoco Logistics Partners Operations LP
6.10%, 02/15/42	1,000	1,012,057
Talisman Energy Inc.
6.25%, 02/01/38	75	83,620
Transocean Inc.
6.80%, 03/15/38	755	711,703
Valero Energy Corp.
6.63%, 06/15/37	1,367	1,433,375
7.50%, 04/15/32	100	110,804

		26,936,170

OIL & GAS SERVICES—0.78%
Baker Hughes Inc.
5.13%, 09/15/40	675	757,723
Halliburton Co.
4.50%, 11/15/41	500	500,636
7.45%, 09/15/39	350	485,174
Weatherford International Ltd.
6.50%, 08/01/36	450	473,228
6.75%, 09/15/40	75	81,651
7.00%, 03/15/38	50	55,273

		2,353,685

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

November 30, 2011

PACKAGING & CONTAINERS—0.07%
Sonoco Products Co.
5.75%, 11/01/40	200	204,491

		204,491
PHARMACEUTICALS—3.01%
Abbott Laboratories
5.30%, 05/27/40	825	935,837
6.00%, 04/01/39	50	62,069
AstraZeneca PLC
6.45%, 09/15/37	587	757,121
Bristol-Myers Squibb Co.
5.88%, 11/15/36	615	752,381
6.13%, 05/01/38	79	101,002
Eli Lilly and Co.
5.55%, 03/15/37	425	502,559
GlaxoSmithKline Capital Inc.
6.38%, 05/15/38	1,087	1,391,873
Pfizer Inc.
7.20%, 03/15/39	643	902,278
Roche Holdings Inc.
7.00%, 03/01/39(a)	740	1,022,560
Schering-Plough Corp./Merck & Co. Inc.
6.50%, 12/01/33	465	610,980
6.55%, 09/15/37	675	904,765
Teva Pharmaceutical Finance LLC
6.15%, 02/01/36	100	118,182
Wyeth
5.95%, 04/01/37	125	152,389
6.50%, 02/01/34	700	901,733

		9,115,729

PIPELINES—2.97%
CenterPoint Energy Resources Corp.
5.85%, 01/15/41	1,250	1,403,230
DCP Midstream LLC
4.75%, 09/30/21(a)	500	517,019
Enbridge Energy Partners LP
5.50%, 09/15/40	500	519,014
Energy Transfer Partners LP
6.05%, 06/01/41	110	106,449
6.63%, 10/15/36	250	265,597
Enterprise Products Operating LLC
4.05%, 02/15/22	1,100	1,098,134
5.70%, 02/15/42	250	263,325
5.95%, 02/01/41	400	432,586
6.13%, 10/15/39	60	64,041
Kinder Morgan Energy Partners LP
6.38%, 03/01/41	400	432,633
6.95%, 01/15/38	842	929,867
ONEOK Partners LP
6.13%, 02/01/41	250	278,743
6.85%, 10/15/37	50	60,100
Plains All American Pipeline LP
6.65%, 01/15/37	75	84,208
TransCanada PipeLines Ltd.
6.10%, 06/01/40	25	30,819
6.20%, 10/15/37	550	664,074
7.63%, 01/15/39	764	1,058,167
Williams Companies Inc. (The)
8.75%, 03/15/32	248	334,825

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

November 30, 2011

Williams Partners LP
6.30%, 04/15/40	375	438,160

		8,980,991
REAL ESTATE INVESTMENT TRUSTS—0.63%
Health Care REIT Inc.
5.25%, 01/15/22	1,650	1,586,076
Simon Property Group LP
6.75%, 02/01/40	250	306,849

		1,892,925
RETAIL—4.51%
CVS Caremark Corp.
5.75%, 05/15/41	100	109,816
6.13%, 09/15/39	1,125	1,251,658
CVS Pass-Through Trust
6.04%, 12/10/28	525	536,338
6.94%, 01/10/30	92	99,493
Home Depot Inc. (The)
5.88%, 12/16/36	485	562,661
5.95%, 04/01/41	450	535,593
Lowe’s Companies Inc.
5.80%, 04/15/40	825	918,756
Macy’s Retail Holdings Inc.
6.38%, 03/15/37	1,550	1,713,031
McDonald’s Corp.
6.30%, 10/15/37	250	336,581
6.30%, 03/01/38	500	657,118
Target Corp.
6.50%, 10/15/37	800	982,131
7.00%, 01/15/38	550	713,037
Wal-Mart Stores Inc.
5.00%, 10/25/40	100	109,027
5.25%, 09/01/35	1,600	1,790,878
5.63%, 04/15/41	100	119,480
6.20%, 04/15/38	700	862,351
6.50%, 08/15/37	1,529	1,928,364
7.55%, 02/15/30	50	71,139
Yum! Brands Inc.
3.75%, 11/01/21	350	347,096

		13,644,548
SEMICONDUCTORS—0.21%
Applied Materials Inc.
5.85%, 06/15/41	250	278,778
Intel Corp.
4.80%, 10/01/41	350	365,817

		644,595
SOFTWARE—0.86%
Microsoft Corp.
4.50%, 10/01/40	650	696,909
5.20%, 06/01/39	75	89,334
Oracle Corp.
5.38%, 07/15/40(a)	525	603,871
6.13%, 07/08/39	20	24,951
6.50%, 04/15/38	900	1,177,514

		2,592,579

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

November 30, 2011

TELECOMMUNICATIONS—8.56%
Alltel Corp.
7.88%, 07/01/32	50	70,435
America Movil SAB de CV
6.13%, 03/30/40	1,200	1,317,571
6.38%, 03/01/35	75	84,694
AT&T Corp.
8.00%, 11/15/31	1,600	2,141,808
AT&T Inc.
5.35%, 09/01/40	400	418,560
5.55%, 08/15/41	2,000	2,168,430
6.30%, 01/15/38	596	693,577
6.50%, 09/01/37	600	711,646
BellSouth Capital Funding Corp.
7.88%, 02/15/30	725	941,970
British Telecom PLC
9.88%, 12/15/30	950	1,318,296
Cisco Systems Inc.
5.50%, 01/15/40	475	540,231
5.90%, 02/15/39	674	802,987
Deutsche Telekom International Finance BV
8.75%, 06/15/30	1,719	2,335,425
France Telecom SA
8.50%, 03/01/31	870	1,201,580
Motorola Inc.
6.63%, 11/15/37	9	9,683
New Cingular Wireless Services Inc.
8.75%, 03/01/31	1,600	2,312,326
Qwest Corp.
6.88%, 09/15/33	675	661,500
Royal KPN NV
8.38%, 10/01/30	50	63,003
Telecom Italia Capital SA
6.00%, 09/30/34	250	177,034
6.38%, 11/15/33	100	72,516
7.20%, 07/18/36	35	27,679
7.72%, 06/04/38	1,326	1,105,271
Telefonica Emisiones SAU
7.05%, 06/20/36	700	629,139
Telefonica Europe BV
8.25%, 09/15/30	137	140,380
Verizon Communications Inc.
5.85%, 09/15/35	750	859,491
6.00%, 04/01/41	300	353,026
6.40%, 02/15/38	550	657,887
7.75%, 12/01/30	2,372	3,168,650
8.95%, 03/01/39	75	115,082
Vodafone Group PLC
6.15%, 02/27/37	375	454,065
7.88%, 02/15/30	244	347,763

		25,901,705
TOYS, GAMES & HOBBIES—0.02%
Mattel Inc.
5.45%, 11/01/41	50	50,057

		50,057
TRANSPORTATION—1.79%
Burlington Northern Santa Fe Corp.
5.40%, 06/01/41	250	278,114
5.75%, 05/01/40	750	848,172

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

November 30, 2011

Canadian National Railway Co.
6.20%, 06/01/36	600	778,958
6.38%, 11/15/37	58	75,271
Canadian Pacific Railway Co.
4.45%, 03/15/23	100	97,653
CSX Corp.
5.50%, 04/15/41	550	601,781
6.22%, 04/30/40	75	88,898
Norfolk Southern Corp.
4.84%, 10/01/41(a)	313	317,690
6.00%, 05/23/11	350	389,259
Union Pacific Corp.
4.16%, 07/15/22	1,300	1,383,661
6.63%, 02/01/29	67	83,410
United Parcel Service Inc.
6.20%, 01/15/38	377	475,385

		5,418,252
WATER—0.10%
American Water Capital Corp.
6.59%, 10/15/37	250	299,518

		299,518

TOTAL CORPORATE BONDS & NOTES
(Cost: $261,604,970)		260,320,094

FOREIGN GOVERNMENT BONDS & NOTES(d)—10.52%

BRAZIL—2.19%
Brazil (Federative Republic of)
7.13%, 01/20/37	1,300	1,738,750
8.25%, 01/20/34	850	1,251,625
8.75%, 02/04/25	500	737,500
8.88%, 04/15/24	800	1,184,000
10.13%, 05/15/27	986	1,597,320
11.00%, 08/17/40	90	118,125

		6,627,320
CANADA—1.02%
Hydro-Quebec
8.05%, 07/07/24	150	221,530
8.40%, 01/15/22	500	719,296
9.50%, 11/15/30	200	345,862
Quebec (Province of)
7.13%, 02/09/24	40	55,141
7.50%, 09/15/29	1,180	1,745,374

		3,087,203
COLOMBIA—0.62%
Colombia (Republic of)
7.38%, 09/18/37	800	1,086,000
8.13%, 05/21/24	575	779,700

		1,865,700
HUNGARY—0.14%
Hungary (Republic of)
7.63%, 03/29/41	450	416,250

		416,250

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

November 30, 2011

ITALY—0.38%
Italy (Republic of)
5.38%, 06/15/33	362	292,200
6.88%, 09/27/23	975	867,747

		1,159,947
MEXICO—1.81%
United Mexican States
5.75%, 10/12/10	500	511,250
6.05%, 01/11/40	2,300	2,725,500
6.75%, 09/27/34	500	637,500
7.50%, 04/08/33	152	209,760
8.00%, 09/24/22	700	966,000
8.30%, 08/15/31	300	444,000

		5,494,010
PANAMA—0.54%
Panama (Republic of)
6.70%, 01/26/36	500	647,500
7.13%, 01/29/26	700	903,000
9.38%, 04/01/29	50	78,600

		1,629,100
PERU—1.11%
Peru (Republic of)
5.63%, 11/18/50	150	158,100
6.55%, 03/14/37	70	85,400
7.35%, 07/21/25	2,400	3,108,000

		3,351,500
POLAND—0.13%
Poland (Republic of)
5.00%, 03/23/22	400	388,000

		388,000
QATAR—0.15%
Qatar (Kingdom of)
6.40%, 01/20/40(a)	400	452,000

		452,000
RUSSIA—2.21%
Russian Federation (The)
7.50%, 03/31/30(a)(c)	4,890	5,733,244
12.75%, 06/24/28(a)	550	946,000

		6,679,244
SOUTH AFRICA—0.22%
South Africa (Republic of)
5.88%, 05/30/22	600	676,500

		676,500

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $31,659,637)		31,826,774

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

November 30, 2011

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.57%

MONEY MARKET FUNDS—1.57%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(e)(f)	4,755,274	4,755,274

		4,755,274

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,755,274)		4,755,274

TOTAL INVESTMENTS IN SECURITIES—98.11%
(Cost: $298,019,881)		296,902,142
Other Assets, Less Liabilities—1.89%		5,718,960

NET ASSETS—100.00%		$302,621,102

(a)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Step coupon security. Coupon rate increases in increments until maturity. Interest rate shown reflects the rate currently in effect. Maturity date shown reflects final maturity date.
(d)	Investments are denominated in U.S. dollars.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® 10+ YEAR GOVERNMENT/CREDIT BOND FUND

November 30, 2011

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES—39.38%

AEROSPACE & DEFENSE—0.69%
Boeing Co. (The)
6.88%, 03/15/39	$25	$34,263
Lockheed Martin Corp.
6.15%, 09/01/36	25	28,124
Northrop Grumman Systems Corp.
7.75%, 02/15/31	20	28,451
United Technologies Corp.
5.70%, 04/15/40	25	29,589
6.13%, 07/15/38	35	43,504

		163,931
AGRICULTURE—0.52%
Altria Group Inc.
10.20%, 02/06/39	30	43,091
Archer-Daniels-Midland Co.
5.38%, 09/15/35	50	56,804
Philip Morris International Inc.
6.38%, 05/16/38	18	22,028

		121,923
BANKS—2.65%
Barclays Bank PLC
6.86%, 06/15/32(a)(b)	60	39,000
Citigroup Inc.
6.88%, 03/05/38	92	97,000
8.13%, 07/15/39	75	86,860
Goldman Sachs Group Inc. (The)
6.35%, 02/15/34	68	58,057
6.45%, 05/01/36	50	43,695
6.75%, 10/01/37	55	48,936
HSBC Holdings PLC
6.50%, 09/15/37	100	95,290
KfW
0.00%, 06/29/37	32	12,534
Morgan Stanley
5.00%, 08/31/25	25	21,261
7.25%, 04/01/32	25	23,993
Wachovia Bank N.A./Wells Fargo & Co.
6.60%, 01/15/38	25	27,272
Wachovia Corp./Wells Fargo & Co.
5.50%, 08/01/35	75	73,421

		627,319
BEVERAGES—0.56%
Anheuser-Busch InBev Worldwide Inc.
8.20%, 01/15/39	48	73,075
Diageo Capital PLC
5.88%, 09/30/36	25	29,595
PepsiCo Inc.
5.50%, 01/15/40	25	29,311

		131,981

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR GOVERNMENT/CREDIT BOND FUND

November 30, 2011

BIOTECHNOLOGY—0.32%
Amgen Inc.
5.15%, 11/15/41	25	24,105
5.65%, 06/15/42	25	25,321
6.40%, 02/01/39	25	27,430

		76,856
CHEMICALS—0.16%
Dow Chemical Co. (The)
9.40%, 05/15/39	25	36,630

		36,630
COMMERCIAL SERVICES—0.24%
President and Fellows of Harvard College (The)
6.30%, 10/01/37	52	57,695

		57,695
COMPUTERS—0.37%
Hewlett-Packard Co.
6.00%, 09/15/41	25	26,927
International Business Machines Corp.
5.60%, 11/30/39	50	60,594

		87,521
COSMETICS & PERSONAL CARE—0.18%
Procter & Gamble Co. (The)
5.55%, 03/05/37	33	41,869

		41,869
DIVERSIFIED FINANCIAL SERVICES—2.62%
American Express Co.
8.15%, 03/19/38	25	35,033
Capital One Capital VI
8.88%, 05/15/40	25	25,139
Credit Suisse (USA) Inc.
7.13%, 07/15/32	25	28,325
General Electric Capital Corp.
5.88%, 01/14/38	10	9,846
6.75%, 03/15/32	156	168,794
General Electric Capital Corp. Series A
6.15%, 08/07/37	25	24,991
Jefferies Group Inc.
6.88%, 04/15/21	15	12,675
JPMorgan Chase Capital XXV
6.80%, 10/01/37	169	168,326
Merrill Lynch & Co. Inc.
7.75%, 05/14/38	125	111,697
National Rural Utilities Cooperative Finance Corp. Series C
8.00%, 03/01/32	25	34,908

		619,734
ELECTRIC—5.00%
Alabama Power Co.
6.00%, 03/01/39	25	32,541

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR GOVERNMENT/CREDIT BOND FUND

November 30, 2011

Appalachian Power Co. Series Q
7.00%, 04/01/38	25	32,528
Consolidated Edison Co. of New York Inc.
6.75%, 04/01/38	25	34,387
Duke Energy Carolinas LLC
6.10%, 06/01/37	58	73,102
Exelon Generation Co. LLC
6.25%, 10/01/39	25	29,700
FirstEnergy Corp.
7.38%, 11/15/31	54	63,320
Florida Power & Light Co.
5.95%, 02/01/38	50	64,830
Massachusetts Electric Co.
5.90%, 11/15/39(a)	25	30,571
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	171	203,518
Oncor Electric Delivery Co.
7.00%, 09/01/22	25	31,569
Pacific Gas & Electric Co.
5.80%, 03/01/37	25	29,484
6.05%, 03/01/34	56	67,297
Progress Energy Inc.
7.75%, 03/01/31	58	80,766
PSEG Power LLC
8.63%, 04/15/31	50	72,375
Public Service Co. of Colorado
6.25%, 09/01/37	48	64,386
Puget Sound Energy Inc.
5.80%, 03/15/40	25	30,185
San Diego Gas & Electric Co.
6.13%, 09/15/37	54	72,434
Southern California Edison Co.
5.50%, 03/15/40	35	43,346
Southern California Edison Co. Series 08-A
5.95%, 02/01/38	25	32,415
Virginia Electric and Power Co.
8.88%, 11/15/38	60	94,932

		1,183,686
ELECTRONICS—0.13%
Koninklijke Philips Electronics NV
6.88%, 03/11/38	25	30,868

		30,868
ENVIRONMENTAL CONTROL—0.26%
Republic Services Inc.
6.20%, 03/01/40	25	29,758
Waste Management Inc.
7.00%, 07/15/28	25	31,272

		61,030
FOOD—1.23%
ConAgra Foods Inc.
8.25%, 09/15/30	25	31,145
Delhaize Group SA
5.70%, 10/01/40	25	24,643
H.J. Heinz Finance Co.
7.13%, 08/01/39(a)	25	34,124
Kellogg Co. Series B
7.45%, 04/01/31	20	27,111

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR GOVERNMENT/CREDIT BOND FUND

November 30, 2011

Kraft Foods Inc.
6.50%, 02/09/40	30	35,571
6.88%, 02/01/38	44	54,673
Kroger Co. (The)
5.40%, 07/15/40	20	21,077
6.90%, 04/15/38	25	32,168
Unilever Capital Corp.
5.90%, 11/15/32	25	31,603

		292,115
FOREST PRODUCTS & PAPER—0.26%
Georgia-Pacific LLC
7.75%, 11/15/29	25	31,489
International Paper Co.
7.30%, 11/15/39	25	29,029

		60,518
HEALTH CARE - PRODUCTS—0.18%
Johnson & Johnson
5.85%, 07/15/38	25	32,084
5.95%, 08/15/37	8	10,425

		42,509
HEALTH CARE - SERVICES—0.68%
Aetna Inc.
6.63%, 06/15/36	50	60,268
UnitedHealth Group Inc.
6.88%, 02/15/38	50	64,108
WellPoint Inc.
6.38%, 06/15/37	30	35,950

		160,326
INSURANCE—2.34%
Allstate Corp. (The)
6.90%, 05/15/38	48	57,215
American International Group Inc.
6.25%, 05/01/36	20	17,434
8.18%, 05/15/38(b)	50	44,125
AXA SA
8.60%, 12/15/30	25	24,091
Chubb Corp. (The)
6.00%, 05/11/37	35	40,551
Liberty Mutual Group Inc.
6.50%, 03/15/35(a)	25	23,952
Lincoln National Corp.
7.00%, 06/15/40	20	20,910
MetLife Inc.
5.70%, 06/15/35	33	34,571
6.40%, 12/15/36	35	31,802
Nationwide Mutual Insurance Co.
9.38%, 08/15/39(a)	25	28,214
New York Life Insurance Co.
6.75%, 11/15/39(a)	25	30,625
Northwestern Mutual Life Insurance Co.
6.06%, 03/30/40(a)	25	28,331
Pacific Life Insurance Co.
9.25%, 06/15/39(a)	50	65,215
Prudential Financial Inc.
5.70%, 12/14/36	50	46,590

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR GOVERNMENT/CREDIT BOND FUND

November 30, 2011

Teachers Insurance & Annuity Association of America
6.85%, 12/16/39(a)	25	30,447
Travelers Companies Inc. (The)
6.25%, 06/15/37	25	30,209

		554,282
IRON & STEEL—0.09%
ArcelorMittal SA
7.00%, 10/15/39	25	21,993

		21,993
MACHINERY—0.48%
Caterpillar Inc.
6.05%, 08/15/36	64	82,765
Deere & Co.
5.38%, 10/16/29	25	30,466

		113,231
MEDIA—2.96%
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	100	138,538
Comcast Corp.
6.95%, 08/15/37	50	59,735
COX Communications Inc.
8.38%, 03/01/39(a)	25	32,948
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
6.00%, 08/15/40	25	26,008
Grupo Televisa SAB
6.63%, 01/15/40	35	37,741
News America Inc.
6.65%, 11/15/37	70	76,511
6.90%, 08/15/39	25	28,758
Time Warner Cable Inc.
6.75%, 06/15/39	35	39,797
Time Warner Entertainment Co.
8.38%, 07/15/33	54	71,308
Time Warner Inc.
6.20%, 03/15/40	25	27,257
7.63%, 04/15/31	82	100,665
Viacom Inc.
6.88%, 04/30/36	25	29,805
7.88%, 07/30/30	25	31,219

		700,290
MINING—1.18%
Alcoa Inc.
5.95%, 02/01/37	25	22,476
Barrick Australia Finance Pty Ltd.
5.95%, 10/15/39	35	38,882
Newmont Mining Corp.
6.25%, 10/01/39	25	28,465
Rio Tinto Finance (USA) Ltd.
7.13%, 07/15/28	25	32,995
Southern Copper Corp.
6.75%, 04/16/40	35	35,031
Teck Resources Ltd.
6.13%, 10/01/35	25	26,740
Vale Overseas Ltd.
6.88%, 11/21/36	15	16,394

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR GOVERNMENT/CREDIT BOND FUND

November 30, 2011

6.88%, 11/10/39	50	54,863
Xstrata Canada Financial Corp.
6.00%, 11/15/41(a)	25	24,020

		279,866
MISCELLANEOUS - MANUFACTURING—0.50%
Siemens Financieringsmat
6.13%, 08/17/26(a)	100	118,880

		118,880
MULTI-NATIONAL—0.27%
International Bank for Reconstruction and Development
7.63%, 01/19/23	46	64,651

		64,651
OIL & GAS—4.26%
Anadarko Petroleum Corp.
6.20%, 03/15/40	55	60,133
6.45%, 09/15/36	35	38,997
Apache Corp.
5.10%, 09/01/40	25	27,654
Canadian Natural Resources Ltd.
6.25%, 03/15/38	50	60,569
ConocoPhillips Holding Co.
6.95%, 04/15/29	108	142,877
Devon Financing Corp. ULC
7.88%, 09/30/31	44	60,530
Encana Corp.
6.50%, 02/01/38	25	28,665
Gazprom OAO
7.29%, 08/16/37(a)	100	105,500
Hess Corp.
5.60%, 02/15/41	25	26,562
7.30%, 08/15/31	50	62,754
Nexen Inc.
6.40%, 05/15/37	25	25,531
Noble Holding International Ltd.
6.20%, 08/01/40	20	22,406
Pemex Project Funding Master Trust
6.63%, 06/15/35	35	38,500
Petro-Canada
6.80%, 05/15/38	25	29,888
Petrobras International Finance Co.
5.75%, 01/20/20	25	25,950
Shell International Finance BV
6.38%, 12/15/38	40	52,940
Statoil ASA
6.50%, 12/01/28(a)	52	66,851
Suncor Energy Inc.
6.50%, 06/15/38	42	48,525
Transocean Inc.
6.80%, 03/15/38	10	9,426
Valero Energy Corp.
6.63%, 06/15/37	50	52,428
10.50%, 03/15/39	15	21,687

		1,008,373

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR GOVERNMENT/CREDIT BOND FUND

November 30, 2011

OIL & GAS SERVICES—0.17%
Halliburton Co.
7.45%, 09/15/39	29	40,200

		40,200
PACKAGING & CONTAINERS—0.06%
Sonoco Products Co.
5.75%, 11/01/40	15	15,337

		15,337
PHARMACEUTICALS—1.67%
Abbott Laboratories
6.15%, 11/30/37	25	31,318
AstraZeneca PLC
6.45%, 09/15/37	28	36,115
Bristol-Myers Squibb Co.
5.88%, 11/15/36	11	13,457
Eli Lilly and Co.
5.50%, 03/15/27	25	29,123
GlaxoSmithKline Capital Inc.
6.38%, 05/15/38	30	38,414
Merck & Co. Inc.
6.40%, 03/01/28	25	32,635
Pfizer Inc.
7.20%, 03/15/39	36	50,516
Roche Holdings Inc.
7.00%, 03/01/39(a)	32	44,219
Schering-Plough Corp./Merck & Co. Inc.
6.50%, 12/01/33	38	49,930
Wyeth
5.95%, 04/01/37	57	69,490

		395,217
PIPELINES—1.42%
Enterprise Products Operating LLC
6.45%, 09/01/40	60	68,732
Kinder Morgan Energy Partners LP
6.95%, 01/15/38	52	57,427
ONEOK Partners LP
6.85%, 10/15/37	50	60,100
TransCanada PipeLines Ltd.
6.20%, 10/15/37	45	54,333
7.63%, 01/15/39	25	34,626
Williams Companies Inc. (The)
8.75%, 03/15/32	24	32,402
Williams Partners LP
6.30%, 04/15/40	25	29,211

		336,831
REAL ESTATE INVESTMENT TRUSTS—0.13%
Simon Property Group LP
6.75%, 02/01/40	25	30,685

		30,685

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR GOVERNMENT/CREDIT BOND FUND

November 30, 2011

RETAIL—2.31%
CVS Caremark Corp.
6.13%, 09/15/39	25	27,815
CVS Pass-Through Trust
8.35%, 07/10/31(a)	48	57,496
Home Depot Inc. (The)
5.88%, 12/16/36	52	60,327
Lowe’s Companies Inc.
5.50%, 10/15/35	50	55,606
McDonald’s Corp.
6.30%, 03/01/38	25	32,856
Target Corp.
7.00%, 01/15/38	100	129,643
Wal-Mart Stores Inc.
6.20%, 04/15/38	50	61,596
6.50%, 08/15/37	68	85,761
7.55%, 02/15/30	25	35,570

		546,670
SOFTWARE—0.61%
Microsoft Corp.
5.20%, 06/01/39	15	17,867
5.30%, 02/08/41	25	30,115
Oracle Corp.
5.38%, 07/15/40(a)	50	57,512
6.50%, 04/15/38	30	39,250

		144,744
TELECOMMUNICATIONS—3.71%
America Movil SAB de CV
6.38%, 03/01/35	50	56,463
AT&T Inc.
6.30%, 01/15/38	171	198,996
6.55%, 02/15/39	75	90,366
British Telecom PLC
9.88%, 12/15/30	36	49,956
Cisco Systems Inc.
5.90%, 02/15/39	44	52,421
Deutsche Telekom International Finance BV
8.75%, 06/15/30	48	65,213
France Telecom SA
8.50%, 03/01/31	21	29,004
New Cingular Wireless Services Inc.
8.75%, 03/01/31	25	36,130
Qwest Corp.
6.88%, 09/15/33	25	24,500
Telecom Italia Capital SA
7.72%, 06/04/38	21	17,504
Telefonica Europe BV
8.25%, 09/15/30	32	32,789
Verizon Communications Inc.
6.40%, 02/15/38	30	35,885
7.75%, 12/01/30	118	157,631
Vodafone Group PLC
6.15%, 02/27/37	25	30,271

		877,129

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR GOVERNMENT/CREDIT BOND FUND

November 30, 2011

TRANSPORTATION—1.17%
Burlington Northern Santa Fe Corp.
5.75%, 05/01/40	35	39,581
Canadian National Railway Co.
6.38%, 11/15/37	40	51,911
CSX Corp.
6.22%, 04/30/40	35	41,485
Norfolk Southern Corp.
4.84%, 10/01/41(a)	60	60,899
Union Pacific Corp.
6.63%, 02/01/29	30	37,348
United Parcel Service Inc.
6.20%, 01/15/38	36	45,395

		276,619

TOTAL CORPORATE BONDS & NOTES
(Cost: $8,613,680)		9,321,509

FOREIGN GOVERNMENT BONDS & NOTES(c)—5.71%

BRAZIL—1.46%
Brazil (Federative Republic of)
7.13%, 01/20/37	50	66,875
8.88%, 04/15/24	78	115,440
10.13%, 05/15/27	50	81,000
11.00%, 08/17/40	62	81,375

		344,690
CANADA—0.97%
Hydro-Quebec
8.05%, 07/07/24	75	110,765
Quebec (Province of)
7.50%, 09/15/29	80	118,330

		229,095
COLOMBIA—0.29%
Colombia (Republic of)
8.13%, 05/21/24	50	67,800

		67,800
ITALY—0.22%
Italy (Republic of)
5.38%, 06/15/33	64	51,660

		51,660
MEXICO—0.85%
United Mexican States
6.05%, 01/11/40	58	68,730
8.30%, 08/15/31	60	88,800
11.50%, 05/15/26	24	44,760

		202,290

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR GOVERNMENT/CREDIT BOND FUND

November 30, 2011

PANAMA—0.16%
Panama (Republic of)
6.70%, 01/26/36	30	38,850

		38,850
PERU—0.51%
Peru (Republic of)
8.75%, 11/21/33	82	120,745

		120,745
RUSSIA—1.25%
Russian Federation (The)
7.50%, 03/31/30(a)(d)	180	210,493
12.75%, 06/24/28(a)	50	86,000

		296,493

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $1,259,187)		1,351,623

MUNICIPAL DEBT OBLIGATIONS—5.28%

CALIFORNIA—1.42%
Bay Area Toll Authority RB Highway Revenue Tolls BAB
6.26%, 04/01/40	30	38,327
East Bay Municipal Utility District RB Water Revenue BAB
5.87%, 06/01/40	20	24,360
Los Angeles Community College District GO BAB
6.75%, 08/01/42	20	25,561
Los Angeles Unified School District GO BAB
6.76%, 07/01/34	25	30,630
Sacramento Municipal Utility District RB Electric Power & Light Revenues BAB
6.16%, 05/15/36	20	22,785
San Francisco City & County Public Utilities Commission RB Water Revenue BAB
6.00%, 11/01/40	20	23,027
State of California GO BAB
7.50%, 04/01/34	50	58,623
7.55%, 04/01/39	95	113,102

		336,415
CONNECTICUT—0.18%
State of Connecticut GO Series A
5.85%, 03/15/32	35	42,299

		42,299
GEORGIA—0.15%
Municipal Electric Authority of Georgia RB Electric Power & Light Revenues BAB
6.64%, 04/01/18	25	25,846
6.66%, 04/01/18	10	10,363

		36,209

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR GOVERNMENT/CREDIT BOND FUND

November 30, 2011

ILLINOIS—0.49%
Chicago Transit Authority RB Sales Tax Revenue Series A
6.90%, 12/01/40	25	28,907
State of Illinois GO
5.10%, 06/01/33	85	75,586
State of Illinois GO BAB
6.63%, 02/01/35	10	10,164

		114,657
MASSACHUSETTS—0.09%
Commonwealth of Massachusetts GOL BAB Series D
4.50%, 08/01/31	20	21,195

		21,195
NEW JERSEY—0.27%
New Jersey Economic Development Authority RB Miscellaneous Revenue Series A
7.43%, 02/15/29 (NPFGC)	25	29,705
New Jersey State Turnpike Authority RB Miscellaneous Revenue BAB Series F
7.41%, 01/01/40	25	34,600

		64,305
NEW YORK—1.33%
City of New York GO BAB
5.21%, 10/01/31	30	32,545
Metropolitan Transportation Authority RB Transit Revenue BAB
7.34%, 11/15/39	30	41,231
Series E
6.81%, 11/15/40	25	31,253
New York City Municipal Water Finance Authority RB Water Revenue BAB
5.72%, 06/15/42	30	35,862
5.95%, 06/15/42	50	60,358
New York State Dormitory Authority RB State Personal Income Tax Revenue BAB
5.63%, 03/15/39	100	114,172

		315,421
OHIO—0.28%
American Municipal Power Inc. RB Electric Power & Light Revenues BAB
7.83%, 02/15/41	25	32,755
Ohio State Water Development Authority RB Miscellaneous Revenue BAB
4.88%, 12/01/34	30	33,009

		65,764
PENNSYLVANIA—0.23%
Pennsylvania Turnpike Commission RB Highway Revenue Tolls BAB Series B
5.56%, 12/01/46	50	55,177

		55,177

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR GOVERNMENT/CREDIT BOND FUND

November 30, 2011

TEXAS—0.84%
Dallas Area Rapid Transit RB Sales Tax Revenue BAB
6.00%, 12/01/35	50	62,643
State of Texas GO BAB Series A
4.63%, 04/01/33	100	106,334
Texas State Transportation Commission RB Highway Revenue Tolls BAB Series B
5.18%, 04/01/30	25	28,786

		197,763

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $1,098,238)		1,249,205

U.S. GOVERNMENT & AGENCY OBLIGATIONS—47.97%

U.S. GOVERNMENT AGENCY OBLIGATIONS—3.39%
Federal Home Loan Mortgage Corp.
6.25%, 07/15/32	112	159,113
6.75%, 03/15/31	13	19,116
Federal National Mortgage Association
5.63%, 07/15/37	74	98,994
6.63%, 11/15/30	57	82,702
7.25%, 05/15/30	182	278,682
Tennessee Valley Authority
7.13%, 05/01/30	110	164,542

		803,149
U.S. GOVERNMENT OBLIGATIONS—44.58%
U.S. Treasury Bonds
3.50%, 02/15/39	590	642,639
3.75%, 08/15/41	305	347,033
3.88%, 08/15/40	790	916,646
4.25%, 05/15/39	440	542,575
4.25%, 11/15/40	520	642,200
4.38%, 02/15/38	105	131,808
4.38%, 11/15/39	265	333,486
4.38%, 05/15/40	570	717,665
4.38%, 05/15/41	450	567,844
4.50%, 02/15/36	115	146,302
4.50%, 05/15/38	60	76,819
4.50%, 08/15/39	100	128,188
4.63%, 02/15/40	110	143,842
4.75%, 02/15/37	372	491,098
4.75%, 02/15/41	880	1,175,350
5.00%, 05/15/37	55	75,307
5.25%, 11/15/28	144	193,972
5.25%, 02/15/29	138	186,257
5.38%, 02/15/31	143	198,636
5.50%, 08/15/28	30	41,400
6.00%, 02/15/26	35	49,470
6.13%, 11/15/27	65	94,605
6.13%, 08/15/29	235	347,947
6.25%, 08/15/23	345	486,019
6.25%, 05/15/30	202	305,115
6.38%, 08/15/27	158	234,679
6.50%, 11/15/26	100	148,656
6.63%, 02/15/27	30	45,220
6.75%, 08/15/26	25	37,859

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR GOVERNMENT/CREDIT BOND FUND

November 30, 2011

6.88%, 08/15/25	119	179,988
7.13%, 02/15/23	50	74,516
7.25%, 08/15/22	278	414,958
7.50%, 11/15/24	30	47,105
7.63%, 11/15/22	220	337,837
7.63%, 02/15/25	30	47,691

		10,550,732

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $9,355,970)		11,353,881

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.64%

MONEY MARKET FUNDS—0.64%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(e)(f)	151,879	151,879

		151,879

TOTAL SHORT-TERM INVESTMENTS
(Cost: $151,879)		151,879

TOTAL INVESTMENTS IN SECURITIES—98.98%
(Cost: $20,478,954)		23,428,097
Other Assets, Less Liabilities—1.02%		240,764

NET ASSETS—100.00%		$23,668,861

BAB - Build America Bonds

GO - General Obligation

GOL - General Obligation Limited

RB - Revenue Bond

Insured by:

NPFGC - National Public Finance Guarantee Corp.

(a)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Investments are denominated in U.S. dollars.
(d)	Step coupon security. Coupon rate increases in increments until maturity. Interest rate shown reflects the rate currently in effect. Maturity date shown reflects final maturity date.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

November 30, 2011

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES—92.70%

ADVERTISING—0.19%
WPP Finance UK
8.00%, 09/15/14	$14,628	$16,450,707

		16,450,707
AEROSPACE & DEFENSE—0.73%
Boeing Co. (The)
1.88%, 11/20/12	5,700	5,761,988
5.00%, 03/15/14	6,500	7,124,520
5.13%, 02/15/13	14,250	14,980,312
General Dynamics Corp.
1.38%, 01/15/15(a)	1,000	1,007,649
4.25%, 05/15/13	12,865	13,528,963
5.25%, 02/01/14	13,350	14,605,461
Raytheon Co.
1.40%, 12/15/14	7,150	7,167,324

		64,176,217
AGRICULTURE—1.01%
Altria Group Inc.
8.50%, 11/10/13	24,590	27,901,511
Bunge Ltd. Finance Corp.
5.35%, 04/15/14	5,000	5,257,770
5.88%, 05/15/13	2,000	2,089,502
Philip Morris International Inc.
4.88%, 05/16/13	24,189	25,602,944
6.88%, 03/17/14	15,000	16,933,830
Reynolds American Inc.
7.25%, 06/01/13	10,250	10,995,626

		88,781,183
AUTO MANUFACTURERS—0.38%
Daimler Finance North America LLC
6.50%, 11/15/13	28,795	31,280,239
PACCAR Inc.
6.88%, 02/15/14	1,750	1,971,182

		33,251,421
AUTO PARTS & EQUIPMENT—0.14%
Johnson Controls Inc.
1.75%, 03/01/14	12,000	12,090,048

		12,090,048
BANKS—25.99%
Abbey National Treasury Services PLC
2.88%, 04/25/14(a)	3,000	2,831,736
American Express Bank FSB
5.50%, 04/16/13	16,000	16,737,376
Bank of America Corp.
4.75%, 08/15/13(a)	3,700	3,666,334
4.88%, 01/15/13	9,000	8,992,899

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

November 30, 2011

4.90%, 05/01/13	43,000	42,765,564
5.13%, 11/15/14	12,000	11,635,908
7.38%, 05/15/14	37,500	37,776,975
Bank of Montreal
1.75%, 04/29/14(a)	9,800	9,929,899
2.13%, 06/28/13	11,000	11,230,538
Bank of New York Mellon Corp. (The)
1.50%, 01/31/14(a)	5,000	5,001,240
4.30%, 05/15/14	15,110	16,178,927
4.50%, 04/01/13	5,000	5,232,345
4.95%, 11/01/12	26,358	27,414,270
5.13%, 08/27/13(a)	12,500	13,335,350
Bank of Nova Scotia
2.25%, 01/22/13	20,000	20,281,600
2.38%, 12/17/13(a)	19,750	20,241,242
Bank One Corp.
5.25%, 01/30/13	7,500	7,763,633
Barclays Bank PLC
2.38%, 01/13/14	8,000	7,813,632
2.50%, 01/23/13	31,050	30,807,996
5.20%, 07/10/14	28,979	30,017,318
BB&T Corp.
2.05%, 04/28/14(a)	12,000	12,152,820
3.38%, 09/25/13	6,000	6,220,950
BBVA U.S. Senior SA Unipersonal
3.25%, 05/16/14	4,750	4,406,955
BNP Paribas SA
2.13%, 12/21/12(a)	12,000	11,708,388
Brookfield Asset Management Inc.
7.13%, 06/15/12	2,750	2,824,693
Canadian Imperial Bank of Commerce
1.45%, 09/13/13(a)	17,600	17,583,315
Capital One Bank (USA) N.A.
6.50%, 06/13/13	8,000	8,416,712
Capital One Financial Corp.
2.13%, 07/15/14	13,350	13,151,592
7.38%, 05/23/14	10,310	11,274,727
Citigroup Inc.
5.00%, 09/15/14	45,000	45,021,960
5.13%, 05/05/14	5,250	5,367,821
5.50%, 04/11/13	23,500	24,071,426
5.50%, 10/15/14	25,750	26,650,606
5.85%, 07/02/13(a)	10,000	10,327,720
6.00%, 12/13/13	20,401	21,116,014
6.01%, 01/15/15	5,000	5,179,760
6.38%, 08/12/14	26,000	27,394,692
6.50%, 08/19/13	64,500	67,123,795
Credit Suisse New York
2.20%, 01/14/14	12,000	11,820,060
5.00%, 05/15/13	46,000	47,399,642
5.50%, 05/01/14(a)	22,250	23,484,319
Deutsche Bank AG London
2.38%, 01/11/13	19,000	18,944,710
3.88%, 08/18/14	7,500	7,671,248
4.88%, 05/20/13	38,500	39,547,585
5.38%, 10/12/12	11,730	12,023,977
Export-Import Bank of Korea (The)
8.13%, 01/21/14	19,000	21,073,147
Fifth Third Bancorp
6.25%, 05/01/13(a)	10,000	10,513,910
Goldman Sachs Group Inc. (The)
4.75%, 07/15/13(a)	26,948	27,003,028
5.00%, 10/01/14	10,000	10,160,180

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

November 30, 2011

5.15%, 01/15/14	21,750	22,092,823
5.25%, 04/01/13(a)	10,750	10,851,115
5.25%, 10/15/13	31,000	31,517,421
5.50%, 11/15/14	12,500	12,897,100
5.70%, 09/01/12(a)	2,350	2,401,644
6.00%, 05/01/14	18,500	18,973,230
HSBC Bank (USA) N.A.
4.63%, 04/01/14	13,000	13,373,256
HSBC Holdings PLC
5.25%, 12/12/12(a)	16,500	16,886,562
JPMorgan Chase & Co.
1.65%, 09/30/13(a)	8,200	8,208,143
2.05%, 01/24/14	19,500	19,431,808
4.65%, 06/01/14	32,000	33,850,336
4.75%, 05/01/13(a)	29,000	30,341,308
5.13%, 09/15/14	16,000	16,730,048
5.75%, 01/02/13	29,000	30,098,607
KeyBank N.A.
5.80%, 07/01/14	3,000	3,203,457
KeyCorp
6.50%, 05/14/13	10,500	11,122,566
KfW
1.38%, 07/15/13	62,550	63,145,226
1.38%, 01/13/14	48,500	48,890,037
1.50%, 04/04/14	50,000	51,007,000
1.88%, 01/14/13	69,750	70,743,170
2.75%, 10/21/14(a)	61,000	63,924,950
3.25%, 03/15/13	39,000	40,238,094
3.50%, 05/16/13	27,000	28,075,437
3.50%, 03/10/14	53,000	55,892,263
4.00%, 10/15/13	20,000	21,154,020
4.13%, 10/15/14	5,000	5,426,420
Landwirtschaftliche Rentenbank
3.25%, 03/15/13(a)	10,750	11,104,460
4.13%, 07/15/13(a)	20,000	21,110,640
Mellon Capital IV Series 1
6.24%, 06/20/12(b)	2,250	1,783,125
Morgan Stanley
2.88%, 01/24/14	23,000	21,648,842
2.88%, 07/28/14	4,000	3,707,428
4.20%, 11/20/14	26,000	24,722,256
4.75%, 04/01/14	26,000	24,957,166
5.30%, 03/01/13(a)	32,300	32,257,429
6.00%, 05/13/14	33,890	33,696,386
Northern Trust Corp.
5.50%, 08/15/13	4,500	4,846,932
Oesterreichische Kontrollbank AG
1.38%, 01/21/14(a)	10,000	9,989,670
1.75%, 03/11/13	15,000	15,078,120
3.63%, 06/17/13	10,000	10,342,670
PNC Funding Corp.
3.00%, 05/19/14(c)	8,000	8,350,160
5.40%, 06/10/14(c)	5,263	5,735,054
Rabobank Nederland
1.85%, 01/10/14	16,750	16,817,301
Royal Bank of Canada
1.13%, 01/15/14(a)	14,500	14,511,136
1.45%, 10/30/14	18,850	18,829,642
2.10%, 07/29/13(a)	14,500	14,752,155
Royal Bank of Scotland Group PLC
3.25%, 01/11/14(a)	6,000	5,840,832
3.40%, 08/23/13(a)	21,500	21,215,641
5.00%, 11/12/13(a)	1,000	923,801

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

November 30, 2011

5.00%, 10/01/14	10,000	9,111,650
Sovereign Bank
5.13%, 03/15/13(a)	6,000	6,028,314
State Street Corp.
4.30%, 05/30/14	5,000	5,356,525
SunTrust Banks Inc.
5.25%, 11/05/12	3,800	3,907,468
Toronto-Dominion Bank (The)
1.38%, 07/14/14	11,800	11,880,747
U.S. Bancorp
1.13%, 10/30/13	5,000	5,006,660
1.38%, 09/13/13	11,150	11,222,430
4.20%, 05/15/14	17,400	18,603,123
U.S. Bancorp Series R
2.13%, 02/15/13(a)	4,000	4,063,628
U.S. Bancorp Series S
2.00%, 06/14/13	8,900	9,061,010
UBS AG Stamford
2.25%, 08/12/13	16,750	16,584,292
2.25%, 01/28/14	11,500	11,270,598
2.75%, 01/08/13(a)	3,300	3,321,783
Union Bank N.A.
2.13%, 12/16/13	5,000	5,046,825
UnionBanCal Corp.
5.25%, 12/16/13	4,030	4,150,743
US Bank N.A.
4.95%, 10/30/14	11,750	12,810,167
6.30%, 02/04/14	8,500	9,331,215
Wachovia Corp./Wells Fargo & Co.
4.88%, 02/15/14	8,500	8,883,988
5.25%, 08/01/14	20,000	21,114,440
5.50%, 05/01/13	37,183	39,375,347
5.70%, 08/01/13(a)	10,876	11,643,313
Wells Fargo & Co.
3.75%, 10/01/14(a)	24,000	25,385,160
4.38%, 01/31/13	38,900	40,261,850
4.95%, 10/16/13	18,250	19,111,911
Westpac Banking Corp.
1.85%, 12/09/13(a)	12,000	12,086,484
2.10%, 08/02/13(a)	15,250	15,358,168
2.25%, 11/19/12	19,000	19,212,515
Zions BanCorp.
7.75%, 09/23/14	2,000	2,122,520

		2,293,300,295

BEVERAGES—2.35%
Anheuser-Busch Companies LLC
4.38%, 01/15/13	2,000	2,067,902
Anheuser-Busch InBev Worldwide Inc.
1.50%, 07/14/14(a)	12,400	12,492,653
2.50%, 03/26/13	11,625	11,858,046
5.38%, 11/15/14	10,250	11,421,811
Bottling Group LLC
4.63%, 11/15/12	9,250	9,598,892
6.95%, 03/15/14	35,000	39,348,925
Coca-Cola Co. (The)
0.75%, 11/15/13	5,500	5,510,181
3.63%, 03/15/14	11,910	12,657,233
Coca-Cola Enterprises Inc.
1.13%, 11/12/13	7,715	7,740,236
7.38%, 03/03/14	18,415	20,996,838

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

November 30, 2011

Coca-Cola HBC Finance BV
5.13%, 09/17/13	3,000	3,184,899
Diageo Capital PLC
5.20%, 01/30/13	13,600	14,279,646
7.38%, 01/15/14	17,500	19,766,145
Dr Pepper Snapple Group Inc.
2.35%, 12/21/12(a)	7,400	7,516,979
PepsiCo Inc.
0.80%, 08/25/14	2,250	2,246,492
0.88%, 10/25/13	8,300	8,306,350
4.65%, 02/15/13(a)	17,500	18,367,142

		207,360,370
BIOTECHNOLOGY—0.37%
Amgen Inc.
1.88%, 11/15/14(a)	19,100	19,202,070
Biogen Idec Inc.
6.00%, 03/01/13	7,590	8,007,086
Life Technologies Corp.
3.38%, 03/01/13(a)	5,000	5,105,155

		32,314,311
CHEMICALS—1.16%
Air Products and Chemicals Inc.
4.15%, 02/01/13	3,000	3,122,295
Airgas Inc.
2.85%, 10/01/13(a)	9,500	9,702,996
Dow Chemical Co. (The)
7.60%, 05/15/14	23,190	26,220,330
E.I. du Pont de Nemours and Co.
1.75%, 03/25/14(a)	10,770	11,006,208
4.75%, 11/15/12	3,000	3,112,887
4.75%, 03/15/15	2,500	2,771,252
4.88%, 04/30/14	1,000	1,097,333
5.00%, 01/15/13	3,430	3,588,854
5.00%, 07/15/13(a)	4,080	4,350,055
5.88%, 01/15/14(a)	1,869	2,047,777
Potash Corp. of Saskatchewan Inc.
4.88%, 03/01/13	731	765,665
5.25%, 05/15/14	7,000	7,700,847
PPG Industries Inc.
5.75%, 03/15/13	5,833	6,168,876
Praxair Inc.
1.75%, 11/15/12	7,250	7,322,884
2.13%, 06/14/13	2,750	2,807,901
3.95%, 06/01/13	3,500	3,671,178
Rohm and Haas Co.
5.60%, 03/15/13	6,895	7,225,726

		102,683,064
COMMERCIAL SERVICES—0.20%
Block Financial LLC
5.13%, 10/30/14(a)	500	508,557
7.88%, 01/15/13	3,500	3,625,447
McKesson Corp.
5.25%, 03/01/13	3,500	3,684,691
Stanford University
3.63%, 05/01/14	3,975	4,251,859
Western Union Co. (The)
6.50%, 02/26/14	5,000	5,480,870

		17,551,424

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

November 30, 2011

COMPUTERS—2.65%
Computer Sciences Corp.
5.00%, 02/15/13	3,000	3,069,609
5.50%, 03/15/13	7,500	7,727,805
Dell Inc.
1.40%, 09/10/13	6,750	6,784,776
2.10%, 04/01/14(a)	5,200	5,284,276
4.70%, 04/15/13	12,000	12,581,208
5.63%, 04/15/14	2,000	2,193,676
Electronic Data Systems Corp. Series B
6.00%, 08/01/13	2,950	3,163,981
Hewlett-Packard Co.
1.25%, 09/13/13	11,600	11,621,460
1.55%, 05/30/14	6,100	6,085,445
2.35%, 03/15/15	4,200	4,253,844
4.50%, 03/01/13(a)	27,500	28,562,270
4.75%, 06/02/14	26,000	27,875,146
6.13%, 03/01/14(a)	15,000	16,473,210
International Business Machines Corp.
0.88%, 10/31/14	11,500	11,495,711
1.00%, 08/05/13	19,600	19,728,478
1.25%, 05/12/14(a)	15,000	15,166,860
2.10%, 05/06/13	21,000	21,443,310
4.75%, 11/29/12	14,400	14,980,119
6.50%, 10/15/13	10,000	11,073,630
Lexmark International Inc.
5.90%, 06/01/13	4,000	4,222,016

		233,786,830
COSMETICS & PERSONAL CARE—0.52%
Avon Products Inc.
5.63%, 03/01/14(a)	11,500	12,202,823
Colgate-Palmolive Co.
0.60%, 11/15/14(a)	6,900	6,892,362
1.25%, 05/01/14	6,250	6,321,731
Procter & Gamble Co. (The)
0.70%, 08/15/14	8,125	8,160,157
4.95%, 08/15/14(a)	11,500	12,757,122

		46,334,195
DIVERSIFIED FINANCIAL SERVICES—8.87%
Allstate Life Global Funding Trusts
5.38%, 04/30/13	25,472	26,849,831
American Express Co.
4.88%, 07/15/13	3,000	3,138,258
7.25%, 05/20/14(a)	12,680	14,133,597
American Express Credit Corp. Series C
5.88%, 05/02/13	16,000	16,844,032
7.30%, 08/20/13	39,700	42,848,647
American Express Credit Corp. Series D
5.13%, 08/25/14	15,000	16,054,785
Bear Stearns Companies Inc. (The)/JPMorgan Chase & Co.
5.70%, 11/15/14	11,500	12,491,093
Boeing Capital Corp.
5.80%, 01/15/13	5,750	6,075,013

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

November 30, 2011

Caterpillar Financial Services Corp.
1.55%, 12/20/13(a)	2,800	2,838,214
1.65%, 04/01/14	11,000	11,159,093
1.90%, 12/17/12	1,500	1,519,919
2.00%, 04/05/13(a)	10,500	10,692,916
4.25%, 02/08/13(a)	5,500	5,725,120
6.13%, 02/17/14	25,750	28,611,675
6.20%, 09/30/13	5,775	6,304,654
Caterpillar Financial Services Corp. Series F
4.85%, 12/07/12	5,000	5,217,300
Charles Schwab Corp. (The)
4.95%, 06/01/14	12,500	13,470,650
CME Group Inc.
5.40%, 08/01/13(a)	3,000	3,194,421
5.75%, 02/15/14(a)	19,110	20,857,208
Credit Suisse (USA) Inc.
5.13%, 01/15/14(a)	13,750	14,418,401
5.50%, 08/15/13(a)	13,750	14,291,365
Franklin Resources Inc.
2.00%, 05/20/13	6,700	6,759,362
General Electric Capital Corp.
1.88%, 09/16/13	27,000	27,222,642
2.10%, 01/07/14	36,500	36,732,213
2.80%, 01/08/13	40,500	41,220,859
4.75%, 09/15/14	16,493	17,694,532
4.80%, 05/01/13	21,917	22,890,049
5.40%, 09/20/13(a)	10,500	11,202,849
5.90%, 05/13/14	20,500	22,394,569
General Electric Capital Corp. Series A
3.75%, 11/14/14	12,706	13,268,329
5.45%, 01/15/13(a)	17,000	17,772,786
Goldman Sachs Capital II
5.79%, 06/01/12(b)	3,617	2,323,923
HSBC Finance Corp.
4.75%, 07/15/13(a)	11,500	11,772,998
5.25%, 01/15/14	3,000	3,110,913
6.38%, 11/27/12	17,200	17,661,562
Invesco Ltd.
5.38%, 02/27/13	5,000	5,210,090
John Deere Capital Corp.
1.25%, 12/02/14	13,000	13,023,621
1.60%, 03/03/14	6,470	6,572,116
1.88%, 06/17/13(a)	6,000	6,110,658
4.90%, 09/09/13	5,000	5,346,415
5.10%, 01/15/13	13,550	14,204,899
John Deere Capital Corp. Series D
4.50%, 04/03/13	5,590	5,874,481
4.95%, 12/17/12	3,350	3,504,268
Merrill Lynch & Co. Inc.
5.45%, 02/05/13	40,000	39,887,920
5.45%, 07/15/14	20,500	20,259,863
Merrill Lynch & Co. Inc. Series C
5.00%, 02/03/14	9,000	8,794,881
National Rural Utilities Cooperative Finance Corp.
1.13%, 11/01/13	9,000	9,020,484
5.50%, 07/01/13(a)	6,000	6,434,382
NYSE Euronext
4.80%, 06/28/13	12,250	12,902,900
PACCAR Financial Corp.
1.55%, 09/29/14	5,000	5,033,325
1.95%, 12/17/12	2,250	2,280,308
PACCAR Financial Corp. Series S
2.05%, 06/17/13	4,000	4,061,952
SLM Corp.

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

November 30, 2011

5.00%, 10/01/13	14,000	13,998,040
5.38%, 05/15/14	5,500	5,473,374
SLM Corp. Series A
5.38%, 01/15/13(a)	4,500	4,565,214
Swedish Export Credit Corp.
3.25%, 09/16/14	24,500	25,399,321
TD Ameritrade Holding Corp.
2.95%, 12/01/12	2,250	2,286,691
Toyota Motor Credit Corp.
1.25%, 11/17/14	4,500	4,489,871
1.38%, 08/12/13	17,500	17,624,040
1.90%, 12/05/12(a)	3,500	3,545,679
UFJ Finance Aruba AEC
6.75%, 07/15/13	7,444	7,970,388

		782,638,959
ELECTRIC—3.32%
Alabama Power Co.
4.85%, 12/15/12	6,050	6,303,217
Ameren Corp.
8.88%, 05/15/14	5,000	5,650,830
Aquila Inc.
11.88%, 07/01/12	4,430	4,688,012
Arizona Public Service Co.
5.80%, 06/30/14	4,000	4,438,540
Baltimore Gas & Electric Co.
6.13%, 07/01/13	5,970	6,435,875
CenterPoint Energy Houston Electric LLC Series J2
5.70%, 03/15/13	1,114	1,172,909
CenterPoint Energy Houston Electric LLC Series M2
5.75%, 01/15/14	2,000	2,189,638
Commonwealth Edison Co.
1.63%, 01/15/14	17,250	17,370,612
Consolidated Edison Co. of New York Inc. Series 2002-B
4.88%, 02/01/13	8,095	8,449,221
Dayton Power & Light Co. (The)
5.13%, 10/01/13	2,500	2,680,815
Detroit Edison Co. (The)
6.40%, 10/01/13	5,000	5,466,760
Dominion Resources Inc.
1.80%, 03/15/14	4,950	5,017,845
Dominion Resources Inc. Series 2006-B
2.67%, 01/06/12(b)	700	591,805
Duke Energy Carolinas LLC
5.75%, 11/15/13	8,000	8,713,000
Duke Energy Corp.
5.63%, 11/30/12	1,250	1,307,169
6.30%, 02/01/14	20,000	22,169,100
Duke Energy Indiana Inc.
5.00%, 09/15/13	1,050	1,117,384
Exelon Generation Co. LLC
5.35%, 01/15/14	5,000	5,351,110
FPL Group Capital Inc.
2.55%, 11/15/13	6,019	6,121,744
5.35%, 06/15/13	2,500	2,646,625
Georgia Power Co.
1.30%, 09/15/13(a)	19,000	19,132,335
Great Plains Energy Inc.
2.75%, 08/15/13	3,900	3,954,698
Iberdrola International BV
6.75%, 06/15/12	2,650	2,718,518

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

November 30, 2011

MidAmerican Energy Co.
5.13%, 01/15/13	3,000	3,140,337
MidAmerican Energy Holdings Co.
5.88%, 10/01/12	1,000	1,039,787
Monongahela Power Co. Inc.
7.95%, 12/15/13(d)	3,250	3,656,364
Nisource Finance Corp.
6.15%, 03/01/13(a)	8,000	8,418,728
Ohio Power Co. Series F
5.50%, 02/15/13	4,510	4,738,995
Ontario Electricity Financial Corp.
7.45%, 03/31/13	5,000	5,421,295
Pacific Gas & Electric Co.
4.80%, 03/01/14	28,000	30,066,120
PPL Energy Supply LLC
6.30%, 07/15/13	1,300	1,394,524
Progress Energy Inc.
6.05%, 03/15/14	12,000	13,278,360
PSEG Power LLC
2.50%, 04/15/13	9,300	9,411,656
Public Service Co. of Colorado Series 12
4.88%, 03/01/13	5,000	5,243,990
Public Service Electric & Gas Co. Series G
0.85%, 08/15/14	15,075	15,059,744
Southern California Edison Co.
4.15%, 09/15/14	3,345	3,624,461
5.00%, 01/15/14	4,152	4,503,687
5.75%, 03/15/14	9,000	9,941,265
Southern Co. (The)
4.15%, 05/15/14	3,000	3,213,447
TransAlta Corp.
5.75%, 12/15/13	7,307	7,848,208
Virginia Electric and Power Co.
4.75%, 03/01/13	1,000	1,046,627
5.10%, 11/30/12	17,750	18,497,452

		293,232,809
ELECTRONICS—0.38%
Agilent Technologies Inc.
2.50%, 07/15/13(a)	5,024	5,072,833
Arrow Electronics Inc.
6.88%, 07/01/13(a)	7,000	7,553,371
Avnet Inc.
5.88%, 03/15/14(a)	5,500	5,865,646
Koninklijke Philips Electronics NV
4.63%, 03/11/13	5,500	5,754,672
Thermo Fisher Scientific Inc.
2.05%, 02/21/14	8,350	8,554,525
2.15%, 12/28/12(a)	1,225	1,240,860

		34,041,907
ENVIRONMENTAL CONTROL—0.04%
Waste Management Inc.
6.38%, 11/15/12	3,800	3,991,493

		3,991,493
FOOD—1.88%
Campbell Soup Co.
5.00%, 12/03/12	5,550	5,780,852

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

November 30, 2011

ConAgra Foods Inc.
5.88%, 04/15/14	2,110	2,313,598
Delhaize Group SA
5.88%, 02/01/14	7,500	8,164,132
General Mills Inc.
1.55%, 05/16/14	1,800	1,813,536
5.25%, 08/15/13	11,250	12,032,629
H.J. Heinz Co.
5.35%, 07/15/13	7,600	8,126,467
Hershey Co. (The)
5.00%, 04/01/13	4,500	4,738,599
Kellogg Co.
4.25%, 03/06/13	10,000	10,392,770
5.13%, 12/03/12	6,182	6,446,052
Kraft Foods Inc.
2.63%, 05/08/13	35,500	36,235,773
5.25%, 10/01/13	8,583	9,156,997
6.00%, 02/11/13	6,000	6,328,926
Kroger Co. (The)
5.00%, 04/15/13	400	417,370
5.50%, 02/01/13	5,500	5,745,416
7.50%, 01/15/14	9,955	11,165,229
Safeway Inc.
6.25%, 03/15/14	7,000	7,730,975
Sara Lee Corp.
3.88%, 06/15/13	7,000	7,238,945
Tyson Foods Inc.
10.50%, 03/01/14	12,000	13,830,000
Unilever Capital Corp.
3.65%, 02/15/14	8,000	8,488,064

		166,146,330
GAS—0.23%
Atmos Energy Corp.
5.13%, 01/15/13	2,000	2,083,998
Sempra Energy
2.00%, 03/15/14	11,685	11,818,396
6.00%, 02/01/13	2,700	2,838,483
8.90%, 11/15/13	3,000	3,380,229

		20,121,106
HEALTH CARE - PRODUCTS—1.08%
Baxter International Inc.
1.80%, 03/15/13	5,000	5,063,160
4.63%, 03/15/15	1,400	1,541,569
Boston Scientific Corp.
5.45%, 06/15/14	10,000	10,695,850
CareFusion Corp.
5.13%, 08/01/14	7,500	8,113,793
Covidien International Finance SA
1.88%, 06/15/13(a)	10,500	10,628,688
Hospira Inc.
5.90%, 06/15/14	1,600	1,737,032
Johnson & Johnson
1.20%, 05/15/14(a)	13,800	13,987,804
3.80%, 05/15/13(a)	15,000	15,766,395
Medtronic Inc.
3.00%, 03/15/15	2,000	2,107,150
4.50%, 03/15/14	5,500	5,934,687
St. Jude Medical Inc.
2.20%, 09/15/13	6,000	6,113,670

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

November 30, 2011

3.75%, 07/15/14(a)	9,000	9,572,445
Zimmer Holdings Inc.
1.40%, 11/30/14	4,350	4,338,834

		95,601,077
HEALTH CARE - SERVICES—0.34%
Coventry Health Care Inc.
6.30%, 08/15/14	1,930	2,099,427
Laboratory Corp. of America Holdings
5.50%, 02/01/13	1,050	1,100,969
UnitedHealth Group Inc.
4.88%, 02/15/13(a)	21,222	22,135,034
4.88%, 04/01/13	1,820	1,904,293
5.50%, 11/15/12	2,850	2,969,524

		30,209,247
HOME FURNISHINGS—0.10%
Whirlpool Corp.
5.50%, 03/01/13	5,500	5,730,483
Whirlpool Corp. Series A
8.00%, 05/01/12	2,850	2,929,335

		8,659,818
HOUSEHOLD PRODUCTS & WARES—0.17%
Avery Dennison Corp.
4.88%, 01/15/13	1,750	1,811,775
Clorox Co. (The)
5.00%, 03/01/13	8,400	8,785,459
5.45%, 10/15/12	1,200	1,243,330
Kimberly-Clark Corp.
5.00%, 08/15/13	3,000	3,210,339

		15,050,903
HOUSEWARES—0.05%
Newell Rubbermaid Inc.
5.50%, 04/15/13	4,084	4,294,449

		4,294,449
INSURANCE—2.39%
Aegon NV
4.75%, 06/01/13	9,500	9,736,464
Allstate Corp. (The)
5.00%, 08/15/14	6,004	6,527,153
American International Group Inc.
3.65%, 01/15/14(a)	5,000	4,833,375
4.25%, 05/15/13	9,688	9,613,722
4.25%, 09/15/14	18,000	17,400,276
Assurant Inc.
5.63%, 02/15/14	6,049	6,297,354
Berkshire Hathaway Finance Corp.
1.50%, 01/10/14	3,150	3,187,328
2.13%, 02/11/13	14,000	14,228,956
3.20%, 02/11/15	4,000	4,206,212
4.50%, 01/15/13(a)	3,000	3,121,359
4.60%, 05/15/13(a)	15,300	16,093,733
4.63%, 10/15/13	10,500	11,229,445
4.85%, 01/15/15	500	549,695
5.00%, 08/15/13	11,250	11,969,842

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

November 30, 2011

Genworth Financial Inc.
5.75%, 06/15/14	2,000	1,998,194
Marsh & McLennan Companies Inc.
4.85%, 02/15/13(a)	4,500	4,663,854
MetLife Inc.
2.38%, 02/06/14(a)	13,500	13,720,914
5.00%, 11/24/13	5,000	5,331,890
5.38%, 12/15/12	4,700	4,899,275
OneBeacon US Holdings Inc.
5.88%, 05/15/13	898	925,152
Principal Life Income Fundings Trust
5.30%, 12/14/12	5,250	5,496,020
5.30%, 04/24/13	5,000	5,269,945
Prudential Financial Inc.
4.50%, 07/15/13(a)	7,650	7,923,419
4.75%, 04/01/14	1,775	1,860,846
5.10%, 09/20/14	11,500	12,324,136
5.15%, 01/15/13	8,500	8,825,219
Prudential Financial Inc. Series D
2.75%, 01/14/13(a)	8,000	8,082,592
3.88%, 01/14/15	1,956	2,009,667
Travelers Property Casualty Corp.
5.00%, 03/15/13	5,750	5,998,095
XL Capital Ltd.
5.25%, 09/15/14	2,500	2,632,470

		210,956,602
INTERNET—0.19%
eBay Inc.
0.88%, 10/15/13(a)	6,150	6,169,403
Google Inc.
1.25%, 05/19/14	10,500	10,656,639

		16,826,042
IRON & STEEL—0.30%
ArcelorMittal SA
5.38%, 06/01/13(a)	18,000	18,374,076
ArcelorMittal USA Inc.
6.50%, 04/15/14(a)	6,300	6,760,833
Nucor Corp.
5.00%, 12/01/12	1,780	1,851,173

		26,986,082
LODGING—0.12%
Marriott International Inc. Series J
5.63%, 02/15/13(a)	10,000	10,347,800

		10,347,800
MACHINERY—0.18%
Caterpillar Inc.
1.38%, 05/27/14(a)	8,750	8,843,100
7.00%, 12/15/13	5,000	5,595,965
Deere & Co.
6.95%, 04/25/14	1,000	1,140,864

		15,579,929

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

November 30, 2011

MACHINERY - DIVERSIFIED—0.08%
Roper Industries Inc.
6.63%, 08/15/13(a)	6,500	6,984,127

		6,984,127
MANUFACTURING—1.48%
3M Co.
4.65%, 12/15/12	1,800	1,881,499
3M Co. Series E
4.38%, 08/15/13	9,500	10,127,513
Cooper US Inc.
5.25%, 11/15/12	3,250	3,379,701
Danaher Corp.
1.30%, 06/23/14(a)	7,250	7,334,325
Eaton Corp.
4.90%, 05/15/13	3,000	3,173,931
General Electric Co.
5.00%, 02/01/13	60,000	62,640,360
Honeywell International Inc.
3.88%, 02/15/14	6,985	7,469,591
4.25%, 03/01/13	6,815	7,119,433
Illinois Tool Works Inc.
5.15%, 04/01/14	3,000	3,286,206
Ingersoll-Rand Global Holding Co. Ltd.
6.00%, 08/15/13(a)	9,000	9,650,646
9.50%, 04/15/14(a)	5,815	6,787,960
Tyco International Finance SA
6.00%, 11/15/13	7,000	7,610,666

		130,461,831
MEDIA—2.36%
CBS Corp.
8.20%, 05/15/14	7,000	7,963,151
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13	21,250	23,221,681
Comcast Corp.
5.30%, 01/15/14(a)	15,000	16,200,105
COX Communications Inc.
4.63%, 06/01/13	1,115	1,167,057
5.45%, 12/15/14	750	831,295
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
4.75%, 10/01/14	16,000	17,307,488
McGraw-Hill Companies Inc. (The)
5.38%, 11/15/12	3,900	4,069,287
NBCUniversal Media LLC
2.10%, 04/01/14	12,000	12,203,880
News America Inc.
5.30%, 12/15/14	3,000	3,295,188
Reed Elsevier Capital Inc.
7.75%, 01/15/14	7,780	8,710,659
Thomson Reuters Corp.
5.70%, 10/01/14	15,000	16,590,060
5.95%, 07/15/13	8,500	9,106,212
Time Warner Cable Inc.
6.20%, 07/01/13	10,500	11,297,317
7.50%, 04/01/14	17,000	19,037,178
8.25%, 02/14/14	11,500	12,983,304
Turner Broadcasting System Inc.
8.38%, 07/01/13	7,873	8,716,797

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

November 30, 2011

Viacom Inc.
4.38%, 09/15/14	2,000	2,145,188
Walt Disney Co. (The)
0.88%, 12/01/14	15,000	14,972,205
4.50%, 12/15/13	10,827	11,687,281
4.70%, 12/01/12	6,750	7,026,973

		208,532,306
MINING—1.59%
Alcoa Inc.
6.00%, 07/15/13(a)	4,323	4,604,669
Barrick Gold Corp.
1.75%, 05/30/14	14,750	14,824,782
Barrick Gold Finance Co.
4.88%, 11/15/14	5,000	5,446,765
6.13%, 09/15/13	3,500	3,798,722
BHP Billiton Finance (USA) Ltd.
1.13%, 11/21/14	17,800	17,798,434
4.80%, 04/15/13	18,000	19,024,668
5.50%, 04/01/14	10,000	11,007,940
8.50%, 12/01/12	1,000	1,080,793
Rio Tinto Alcan Inc.
4.50%, 05/15/13	6,000	6,236,550
5.20%, 01/15/14	2,000	2,152,134
Rio Tinto Finance (USA) Ltd.
5.88%, 07/15/13	5,500	5,872,025
8.95%, 05/01/14	28,500	33,335,937
Teck Resources Ltd.
9.75%, 05/15/14(a)	6,000	7,080,396
WMC Finance USA Ltd.
5.13%, 05/15/13	7,500	7,956,600

		140,220,415
MULTI-NATIONAL—12.72%
African Development Bank
1.63%, 02/11/13	10,500	10,627,617
3.00%, 05/27/14	10,000	10,561,960
Asian Development Bank
0.88%, 06/10/14	60,750	60,972,041
1.63%, 07/15/13	30,000	30,536,190
2.63%, 02/09/15	15,000	15,814,515
2.75%, 05/21/14(a)	13,000	13,641,030
European Bank for Reconstruction and Development Series G
3.63%, 06/17/13	12,250	12,785,558
5.00%, 05/19/14	10,000	11,021,020
European Investment Bank
0.88%, 12/15/14	4,000	3,904,364
1.13%, 08/15/14	52,500	52,122,052
1.25%, 02/14/14	55,500	55,418,470
1.50%, 05/15/14	82,500	82,760,700
1.63%, 03/15/13	67,200	67,608,442
1.75%, 09/14/12	31,400	31,616,911
1.88%, 06/17/13	32,300	32,677,555
2.38%, 03/14/14	20,500	20,974,575
2.88%, 03/15/13(a)	15,000	15,328,275
3.00%, 04/08/14	35,000	36,328,040
3.13%, 06/04/14	40,000	41,729,680
3.25%, 05/15/13	16,000	16,492,960
European Investment Bank Series E
4.25%, 07/15/13	30,000	31,482,960

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

November 30, 2011

European Investment Bank Series G
1.25%, 09/17/13	38,000	38,057,342
Inter-American Development Bank
1.63%, 07/15/13	1,500	1,530,128
3.00%, 04/22/14	31,000	32,759,064
4.38%, 09/20/12	18,000	18,580,212
4.75%, 10/19/12	14,050	14,591,332
Inter-American Development Bank Series G
1.75%, 10/22/12	24,800	25,111,612
3.50%, 03/15/13	23,000	23,921,035
International Bank for Reconstruction and Development
0.50%, 11/26/13	5,000	4,989,630
1.13%, 08/25/14	72,000	73,157,472
1.75%, 07/15/13	62,000	63,451,854
2.38%, 05/26/15	15,000	15,818,100
3.50%, 10/08/13	5,000	5,280,260
International Bank for Reconstruction and Development Series G
3.63%, 05/21/13(a)	26,000	27,259,050
International Finance Corp.
0.85%, 01/27/14	10,000	10,028,952
3.50%, 05/15/13	16,500	17,124,575
International Finance Corp. Series G
3.00%, 04/22/14	25,250	26,328,150
Korea Development Bank
5.30%, 01/17/13	9,000	9,265,068
5.50%, 11/13/12(a)	5,000	5,138,060
5.75%, 09/10/13	2,000	2,111,250
8.00%, 01/23/14	23,000	25,514,751
Nordic Investment Bank
1.63%, 01/28/13	11,250	11,390,130
2.63%, 10/06/14	10,000	10,533,370
3.63%, 06/17/13	5,500	5,754,485

		1,122,100,797
OFFICE & BUSINESS EQUIPMENT—0.31%
Pitney Bowes Inc.
3.88%, 06/15/13	6,000	6,202,044
4.88%, 08/15/14	2,000	2,119,306
Xerox Corp.
4.25%, 02/15/15	4,250	4,419,209
5.65%, 05/15/13	3,000	3,155,802
8.25%, 05/15/14	9,880	11,201,618

		27,097,979
OIL & GAS—3.82%
Anadarko Petroleum Corp.
5.75%, 06/15/14	3,000	3,261,372
7.63%, 03/15/14	11,000	12,347,456
Apache Corp.
5.25%, 04/15/13	5,000	5,305,910
6.00%, 09/15/13	8,300	9,072,016
BP Capital Markets PLC
3.63%, 05/08/14	22,000	23,088,604
5.25%, 11/07/13	32,000	34,357,312
Canadian Natural Resources Ltd.
1.45%, 11/14/14	2,800	2,799,350
5.15%, 02/01/13	4,000	4,186,680
Cenovus Energy Inc.
4.50%, 09/15/14	13,000	14,006,018
Chevron Corp.
3.95%, 03/03/14(a)	26,000	27,855,308

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

November 30, 2011

ConocoPhillips
4.75%, 02/01/14	18,000	19,494,468
ConocoPhillips Australia Funding Co.
5.50%, 04/15/13	17,000	18,066,342
Devon Energy Corp.
5.63%, 01/15/14	5,892	6,439,773
Encana Corp.
4.75%, 10/15/13	2,000	2,101,670
Encana Holdings Finance Corp.
5.80%, 05/01/14	19,245	20,912,098
EOG Resources Inc.
6.13%, 10/01/13	3,000	3,276,663
Hess Corp.
7.00%, 02/15/14	947	1,052,153
Husky Energy Inc.
5.90%, 06/15/14	10,500	11,447,909
Noble Corp.
5.88%, 06/01/13	4,000	4,254,628
Occidental Petroleum Corp.
1.45%, 12/13/13	8,800	8,958,339
Petrobras International Finance Co.
7.75%, 09/15/14	2,000	2,260,000
Seariver Maritime Inc.
0.00%, 09/01/12	1,000	982,610
Shell International Finance BV
1.88%, 03/25/13	26,950	27,430,114
4.00%, 03/21/14	27,000	28,987,065
Statoil ASA
2.90%, 10/15/14	15,000	15,746,145
3.88%, 04/15/14(a)	3,000	3,195,795
Total Capital Canada Ltd.
1.63%, 01/28/14(a)	11,450	11,668,386
Transocean Inc.
5.25%, 03/15/13(a)	7,000	7,193,529
Transocean Worldwide Inc.
5.00%, 02/15/13(a)	2,000	2,046,406
Valero Energy Corp.
4.75%, 06/15/13	5,000	5,246,535

		337,040,654
OIL & GAS SERVICES—0.07%
Weatherford International Ltd.
4.95%, 10/15/13	5,675	5,971,400

		5,971,400
PACKAGING & CONTAINERS—0.11%
Bemis Co. Inc.
5.65%, 08/01/14	1,000	1,084,763
Packaging Corp. of America
5.75%, 08/01/13(a)	7,850	8,392,804

		9,477,567
PHARMACEUTICALS—3.53%
Abbott Laboratories
4.35%, 03/15/14	10,000	10,837,990
5.15%, 11/30/12	10,500	10,979,882
Aristotle Holding Inc.
2.75%, 11/21/14(d)	13,000	13,133,692
AstraZeneca PLC
5.40%, 06/01/14	18,599	20,617,717

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

November 30, 2011

Bristol-Myers Squibb Co.
5.25%, 08/15/13	5,250	5,665,175
Cardinal Health Inc.
5.50%, 06/15/13	5,513	5,868,704
Eli Lilly and Co.
4.20%, 03/06/14	8,500	9,137,568
Express Scripts Inc.
6.25%, 06/15/14	13,293	14,544,948
GlaxoSmithKline Capital Inc.
4.38%, 04/15/14	13,450	14,574,232
4.85%, 05/15/13	32,300	34,230,700
Medco Health Solutions Inc.
7.25%, 08/15/13	14,250	15,401,557
Merck & Co. Inc.
4.38%, 02/15/13(a)	10,750	11,244,865
Novartis Capital Corp.
1.90%, 04/24/13	21,000	21,419,076
4.13%, 02/10/14	24,500	26,230,729
Pfizer Inc.
4.50%, 02/15/14(a)	3,000	3,241,440
5.35%, 03/15/15	3,500	3,956,484
Sanofi
1.20%, 09/30/14	10,850	10,904,706
1.63%, 03/28/14	10,900	11,081,016
Schering-Plough Corp./Merck & Co. Inc.
5.30%, 12/01/13	9,630	10,502,603
Teva Pharmaceutical Finance III BV
1.70%, 03/21/14	6,050	6,077,419
Teva Pharmaceutical Finance IV LLC
1.70%, 11/10/14(a)	6,700	6,715,638
Watson Pharmaceuticals Inc.
5.00%, 08/15/14	912	979,960
Wyeth
5.50%, 02/01/14	40,095	44,079,280

		311,425,381
PIPELINES—0.93%
CenterPoint Energy Resources Corp. Series B
7.88%, 04/01/13	12,300	13,313,188
Duke Capital LLC
6.25%, 02/15/13	5,000	5,258,300
Enbridge Inc.
4.90%, 03/01/15	1,500	1,628,148
5.80%, 06/15/14	3,000	3,292,248
Energy Transfer Partners LP
5.95%, 02/01/15	4,000	4,345,776
6.00%, 07/01/13	3,510	3,704,640
8.50%, 04/15/14	7,225	8,179,054
Enterprise Products Operating LLC
9.75%, 01/31/14	4,000	4,626,408
Enterprise Products Operating LLC Series C
6.38%, 02/01/13	3,750	3,939,641
Enterprise Products Operating LLC Series I
5.00%, 03/01/15	1,000	1,088,544
Enterprise Products Operating LLC Series M
5.65%, 04/01/13(a)	10,000	10,504,040
Kinder Morgan Energy Partners LP
5.00%, 12/15/13	6,500	6,909,097
NuStar Pipeline Operating Partnership LP
5.88%, 06/01/13	4,500	4,756,459
Plains All American Pipeline LP
4.25%, 09/01/12	5,450	5,572,549

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

November 30, 2011

Spectra Energy Capital LLC
5.67%, 08/15/14	2,750	3,014,135
Transcontinental Gas Pipe Line Corp. Series B
8.88%, 07/15/12	1,750	1,830,897

		81,963,124
REAL ESTATE—0.03%
Prologis LP
5.50%, 03/01/13	3,000	3,076,584

		3,076,584
REAL ESTATE INVESTMENT TRUSTS—0.44%
Boston Properties LP
6.25%, 01/15/13(a)	2,554	2,666,733
Duke Realty LP
6.25%, 05/15/13(a)	5,367	5,612,121
ERP Operating LP
5.20%, 04/01/13	4,000	4,154,132
HCP Inc.
2.70%, 02/01/14(a)	6,550	6,517,532
5.65%, 12/15/13	1,300	1,360,631
Hospitality Properties Trust
6.75%, 02/15/13	2,000	2,035,568
7.88%, 08/15/14	3,000	3,258,852
Nationwide Health Properties Inc.
6.25%, 02/01/13(a)	9,750	10,091,650
Simon Property Group LP
6.75%, 05/15/14	3,000	3,308,004

		39,005,223
RETAIL—1.95%
AutoZone Inc.
6.50%, 01/15/14(a)	2,500	2,769,583
Best Buy Co. Inc.
6.75%, 07/15/13	4,500	4,773,974
CVS Caremark Corp.
6.30%, 06/01/12(b)	9,050	9,027,375
Home Depot Inc. (The)
5.25%, 12/16/13	13,475	14,593,694
Macy’s Retail Holdings Inc.
5.75%, 07/15/14	7,000	7,545,958
McDonald’s Corp.
4.30%, 03/01/13	6,325	6,606,007
Staples Inc.
9.75%, 01/15/14	27,839	31,809,036
Target Corp.
1.13%, 07/18/14	4,070	4,098,079
4.00%, 06/15/13	3,000	3,152,814
Wal-Mart Stores Inc.
0.75%, 10/25/13(a)	8,500	8,524,863
1.63%, 04/15/14(a)	14,350	14,643,945
3.20%, 05/15/14(a)	15,500	16,361,707
4.25%, 04/15/13(a)	12,330	12,948,756
4.55%, 05/01/13	15,081	15,945,428
7.25%, 06/01/13	1,000	1,097,255
Walgreen Co.
4.88%, 08/01/13	17,000	18,194,131

		172,092,605

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

November 30, 2011

SEMICONDUCTORS—0.33%
Broadcom Corp.
1.50%, 11/01/13(a)	5,340	5,394,911
Maxim Integrated Products Inc.
3.45%, 06/14/13	3,600	3,703,014
Texas Instruments Inc.
0.88%, 05/15/13	5,000	5,013,700
1.38%, 05/15/14	15,300	15,487,196

		29,598,821
SOFTWARE—0.84%
Microsoft Corp.
0.88%, 09/27/13	11,000	11,099,374
2.95%, 06/01/14	24,000	25,337,376
Oracle Corp.
3.75%, 07/08/14	20,072	21,680,329
4.95%, 04/15/13(a)	15,000	15,850,095

		73,967,174
TELECOMMUNICATIONS—5.56%
America Movil SAB de CV
5.50%, 03/01/14	6,000	6,486,486
AT&T Inc.
4.85%, 02/15/14(a)	13,500	14,558,319
4.95%, 01/15/13	29,000	30,277,479
5.10%, 09/15/14	33,300	36,704,126
6.70%, 11/15/13(a)	25,250	27,893,397
BellSouth Corp.
4.75%, 11/15/12	6,600	6,838,141
British Telecom PLC
5.15%, 01/15/13	9,250	9,602,323
Cellco Partnership/Verizon Wireless Capital LLC
5.55%, 02/01/14	39,615	43,103,655
7.38%, 11/15/13	14,774	16,520,819
Cisco Systems Inc.
1.63%, 03/14/14	25,000	25,470,775
Deutsche Telekom International Finance BV
4.88%, 07/08/14(a)	9,683	10,372,875
5.25%, 07/22/13	15,535	16,378,147
5.88%, 08/20/13	7,500	7,978,395
Embarq Corp.
6.74%, 06/01/13	5,550	5,787,612
France Telecom SA
4.38%, 07/08/14	15,000	15,899,850
Motorola Inc.
5.38%, 11/15/12(a)	3,750	3,865,845
Qwest Communications International Inc. Series B
7.50%, 02/15/14	8,000	8,050,000
Qwest Corp.
7.50%, 10/01/14	5,000	5,475,000
Rogers Communications Inc.
5.50%, 03/15/14	10,712	11,620,399
Rogers Wireless Inc.
6.38%, 03/01/14	7,000	7,677,033
Telecom Italia Capital SA
4.95%, 09/30/14	24,500	22,708,952
5.25%, 11/15/13(a)	12,940	12,454,362
6.18%, 06/18/14	13,000	12,467,910
Telefonica Emisiones SAU
2.58%, 04/26/13	14,000	13,576,528

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

November 30, 2011

5.86%, 02/04/13	7,000	7,085,743
Verizon Communications Inc.
1.25%, 11/03/14	9,500	9,489,693
1.95%, 03/28/14	15,000	15,294,570
4.35%, 02/15/13	9,500	9,882,138
5.25%, 04/15/13	25,640	27,107,736
Verizon Virginia Inc. Series A
4.63%, 03/15/13	15,000	15,580,245
Vodafone Group PLC
4.15%, 06/10/14(a)	17,500	18,667,635
5.00%, 12/16/13(a)	14,750	15,823,475

		490,699,663
TOYS, GAMES & HOBBIES—0.06%
Mattel Inc.
5.63%, 03/15/13	5,000	5,270,160

		5,270,160
TRANSPORTATION—1.09%
Burlington Northern Santa Fe Corp.
7.00%, 02/01/14	11,516	12,949,178
Canadian National Railway Co.
4.40%, 03/15/13	4,956	5,174,267
4.95%, 01/15/14(a)	1,500	1,628,787
CSX Corp.
5.50%, 08/01/13	9,750	10,384,491
5.75%, 03/15/13	750	792,101
FedEx Corp.
7.38%, 01/15/14	6,250	7,016,488
Ryder System Inc.
5.85%, 03/01/14	9,000	9,847,269
Union Pacific Corp.
5.13%, 02/15/14	2,705	2,932,128
5.45%, 01/31/13	12,575	13,230,472
United Parcel Service Inc.
3.88%, 04/01/14	14,000	14,970,032
4.50%, 01/15/13	16,500	17,222,007

		96,147,220
WATER—0.07%
Veolia Environnement
5.25%, 06/03/13	5,650	5,880,413

		5,880,413

TOTAL CORPORATE BONDS & NOTES
(Cost: $8,173,952,158)		8,179,778,062

FOREIGN GOVERNMENT BONDS & NOTES(e)—5.67%

BRAZIL—0.27%
Brazil (Federative Republic of)
10.25%, 06/17/13(a)	10,000	11,325,000
10.50%, 07/14/14(a)	10,000	12,360,000

		23,685,000

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

November 30, 2011

CANADA—2.90%
Canada (Government of)
2.38%, 09/10/14(a)	42,000	44,137,422
Export Development Canada
1.50%, 05/15/14(a)	20,000	20,459,140
3.50%, 05/16/13	12,000	12,526,632
Hydro-Quebec Series IF
8.00%, 02/01/13(a)	8,000	8,655,824
Manitoba (Province of)
1.38%, 04/28/14	5,000	5,082,720
2.13%, 04/22/13(a)	8,500	8,679,817
Ontario (Province of)
1.38%, 01/27/14(a)	34,000	34,336,328
1.88%, 11/19/12	28,500	28,862,520
3.50%, 07/15/13	15,000	15,642,690
4.10%, 06/16/14(a)	55,000	59,468,750
4.38%, 02/15/13(a)	4,000	4,174,316
Quebec (Province of)
4.88%, 05/05/14(a)	10,000	10,942,680
Saskatchewan (Province of)
8.00%, 02/01/13	2,800	3,032,949

		256,001,788
CHILE—0.14%
Chile (Republic of)
5.50%, 01/15/13(a)	12,000	12,600,000

		12,600,000
COLOMBIA—0.06%
Colombia (Republic of)
10.75%, 01/15/13	5,000	5,505,000

		5,505,000
ISRAEL—0.04%
Israel (State of)
5.13%, 03/01/14(a)	3,000	3,215,241

		3,215,241
ITALY—0.48%
Italy (Republic of)
2.13%, 09/16/13	15,000	13,644,195
4.38%, 06/15/13(a)	30,000	28,538,940

		42,183,135
JAPAN—0.51%
Japan Finance Corp.
2.13%, 11/05/12	34,000	34,511,972
4.25%, 06/18/13	10,000	10,532,910

		45,044,882
MEXICO—0.60%
United Mexican States
5.88%, 01/15/14(a)	11,000	11,973,500
5.88%, 02/17/14(a)	26,000	28,314,000
6.38%, 01/16/13(a)	12,000	12,660,000

		52,947,500

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

November 30, 2011

POLAND—0.12%
Poland (Republic of)
5.25%, 01/15/14	10,000	10,387,500

		10,387,500
SOUTH AFRICA—0.13%
South Africa (Republic of)
6.50%, 06/02/14(a)	10,000	10,970,000

		10,970,000
SOUTH KOREA—0.42%
Korea (Republic of)
4.25%, 06/01/13(a)	10,000	10,365,220
4.88%, 09/22/14	25,000	26,942,300

		37,307,520

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $500,286,546)		499,847,566

MUNICIPAL DEBT OBLIGATIONS—0.19%

CALIFORNIA—0.03%
State of California GO
5.25%, 04/01/14	2,180	2,334,780

		2,334,780
ILLINOIS—0.13%
State of Illinois GO
3.32%, 01/01/13	9,000	9,142,740
4.07%, 01/01/14	2,500	2,566,550

		11,709,290
PUERTO RICO—0.02%
Government Development Bank for Puerto Rico RB Miscellaneous Revenue Series B
3.67%, 05/01/14	1,500	1,526,265

		1,526,265
WISCONSIN—0.01%
State of Wisconsin RB General Fund Series A
4.80%, 05/01/13 (AGM)	1,000	1,051,740

		1,051,740

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $16,438,531)		16,622,075

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

November 30, 2011

Security	Shares	Value

SHORT-TERM INVESTMENTS - 4.83%

MONEY MARKET FUNDS - 4.83%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(c)(f)(g)	341,719,224	341,719,224
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%(c)(f)(g)	39,832,432	39,832,432
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(f)	44,772,385	44,772,385

		426,324,041

TOTAL SHORT-TERM INVESTMENTS
(Cost: $426,324,041)		426,324,041

TOTAL INVESTMENTS IN SECURITIES—103.39%
(Cost: $9,117,001,276)		9,122,571,744
Other Assets, Less Liabilities—(3.39)%		(299,002,258)

NET ASSETS—100.00%		$8,823,569,486

GO - General Obligation

RB - Revenue Bond

Insured by:

AGM - Assured Guaranty Municipal Corp.

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Affiliated issuer. See Note 2.
(d)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(e)	Investments are denominated in U.S. dollars.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS 1-3 YEAR TREASURY BOND FUND

November 30, 2011

Security	Principal (000s)	Value

U.S. GOVERNMENT OBLIGATIONS—99.62%
U.S. Treasury Notes
0.25%, 09/15/14	$634,452	$632,469,337
0.38%, 11/15/14	260,000	259,898,340
0.50%, 05/31/13	111,101	111,574,068
0.50%, 11/15/13	76,344	76,686,937
0.63%, 02/28/13	43,634	43,874,336
0.63%, 07/15/14	152,516	153,612,285
0.75%, 03/31/13	836,256	842,462,390
0.75%, 12/15/13	468,937	473,480,062
0.75%, 06/15/14	429,880	434,312,923
1.00%, 07/15/13	477,478	483,390,610
1.00%, 01/15/14	66,155	67,147,325
1.00%, 05/15/14	244,524	248,554,734
1.13%, 12/15/12	423,126	427,340,758
1.25%, 02/15/14	1,408,050	1,437,531,751
1.25%, 03/15/14	66,155	67,581,434
1.25%, 04/15/14	76,344	78,037,921
1.38%, 09/15/12	141,595	142,983,339
1.38%, 10/15/12	126,809	128,176,128
1.38%, 01/15/13	553,445	560,882,194
1.38%, 03/15/13	287,479	291,892,378
1.38%, 05/15/13	242,474	246,527,923
1.50%, 07/15/12	27,459	27,697,124
1.75%, 08/15/12	112,601	113,907,397
1.75%, 04/15/13	714,586	729,770,952
1.75%, 01/31/14	13,940	14,378,887
1.75%, 03/31/14	190,517	196,932,088
1.88%, 02/28/14	66,155	68,485,905
1.88%, 04/30/14	108,021	112,046,511
2.00%, 11/30/13	20,935	21,653,008
2.13%, 11/30/14	116,892	122,846,245
2.25%, 05/31/14	37,240	39,008,900
2.38%, 09/30/14	84,648	89,383,040
2.38%, 10/31/14	204,360	216,062,985
2.50%, 03/31/13	52,568	54,177,895
2.63%, 06/30/14	57,045	60,378,490
3.13%, 09/30/13	96,701	101,785,345
3.38%, 11/30/12	58,357	60,223,957
3.50%, 05/31/13	254,151	266,590,421
3.63%, 12/31/12	94,112	97,626,518
3.63%, 05/15/13	141,709	148,711,408
4.00%, 11/15/12	81,524	84,507,941
4.25%, 09/30/12	29,267	30,266,205
4.63%, 07/31/12	38,363	39,516,882
4.75%, 05/15/14	81,428	90,206,916

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $9,912,870,112)		9,994,582,193

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR TREASURY BOND FUND

November 30, 2011

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.08%

MONEY MARKET FUNDS—0.08%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(a)(b)	7,914,521	7,914,521

		7,914,521

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,914,521)		7,914,521

TOTAL INVESTMENTS IN SECURITIES—99.70%
(Cost: $9,920,784,633)		10,002,496,714
Other Assets, Less Liabilities—0.30%		30,402,744

NET ASSETS—100.00%		$10,032,899,458

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS 3-7 YEAR TREASURY BOND FUND

November 30, 2011

Security	Principal (000s)	Value

U.S. GOVERNMENT OBLIGATIONS—99.31%
U.S. Treasury Notes
1.00%, 08/31/16	$26,853	$26,996,045
1.00%, 09/30/16(a)	15,948	16,019,016
1.25%, 09/30/15	43,662	44,705,784
1.38%, 09/30/18(a)	35,780	35,508,859
1.38%, 11/30/18	70,000	69,300,000
1.50%, 06/30/16(a)	39,647	40,824,452
1.50%, 08/31/18(a)	48,672	48,778,494
1.75%, 07/31/15(a)	151,582	158,024,339
1.75%, 05/31/16	13,271	13,825,167
1.75%, 10/31/18	54,342	55,212,341
1.88%, 06/30/15	41,703	43,644,775
2.00%, 01/31/16	23,201	24,428,335
2.13%, 11/30/14(a)	3,058	3,214,189
2.13%, 05/31/15	41,703	43,999,918
2.13%, 02/29/16(a)	47,711	50,495,578
2.25%, 03/31/16	3,312	3,525,468
2.25%, 11/30/17	12,628	13,358,519
2.25%, 07/31/18	18,157	19,093,211
2.38%, 08/31/14(a)	5,179	5,461,328
2.38%, 09/30/14	9,882	10,435,096
2.38%, 10/31/14	38,243	40,433,024
2.38%, 03/31/16	11,026	11,787,478
2.38%, 07/31/17(a)	27,019	28,832,218
2.38%, 05/31/18	45,913	48,707,007
2.38%, 06/30/18	13,036	13,817,143
2.50%, 04/30/15(a)	42,088	44,925,657
2.50%, 06/30/17	15,903	17,094,485
2.63%, 07/31/14(a)	37,049	39,271,622
2.63%, 12/31/14(a)	44,479	47,463,941
2.63%, 04/30/16	83,216	89,879,771
2.63%, 01/31/18(a)	72,826	78,635,039
2.75%, 11/30/16	117,748	127,986,542
2.75%, 05/31/17(a)	146,342	159,215,559
2.75%, 12/31/17(a)	21,022	22,864,704
2.75%, 02/28/18(a)	32,453	35,292,529
2.88%, 03/31/18(a)	45,306	49,585,397
3.13%, 10/31/16	121,100	133,815,500
3.13%, 04/30/17(a)	140,708	155,889,127
3.25%, 06/30/16(a)	42,044	46,655,722
3.25%, 07/31/16(a)	121,107	134,447,663
3.25%, 12/31/16(a)	35,632	39,621,109
4.00%, 02/15/15(a)	37,684	41,908,716
4.13%, 05/15/15	13,467	15,137,743
4.25%, 11/15/14(a)	34,338	38,214,117
4.25%, 08/15/15(a)	78,693	89,292,003
4.50%, 02/15/16	22,726	26,280,483
4.50%, 05/15/17(a)	49,486	58,439,898
5.13%, 05/15/16(a)	36,828	43,848,338
7.50%, 11/15/16	13,235	17,454,689

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $2,361,357,324)		2,423,648,138

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 3-7 YEAR TREASURY BOND FUND

November 30, 2011

Security	Shares	Value

SHORT-TERM INVESTMENTS—34.51%

MONEY MARKET FUNDS—34.51%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(b)(c)(d)	749,817,123	749,817,123
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%(b)(c)(d)	87,402,281	87,402,281
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(b)(c)	4,851,285	4,851,285

		842,070,689

TOTAL SHORT-TERM INVESTMENTS
(Cost: $842,070,689)		842,070,689

TOTAL INVESTMENTS IN SECURITIES—133.82%
(Cost: $3,203,428,013)		3,265,718,827
Other Assets, Less Liabilities—(33.82)%		(825,326,167)

NET ASSETS—100.00%		$2,440,392,660

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS 7-10 YEAR TREASURY BOND FUND

November 30, 2011

Security	Principal (000s)	Value

U.S. GOVERNMENT OBLIGATIONS—99.24%
U.S. Treasury Notes
2.00%, 11/15/21	$147,754	$146,830,239
2.13%, 08/15/21(a)	405,201	407,955,252
2.63%, 08/15/20(a)	401,951	426,413,760
2.63%, 11/15/20(a)	404,363	428,056,669
2.75%, 02/15/19	213,610	231,099,643
3.13%, 05/15/19	246,681	273,199,540
3.13%, 05/15/21(a)	405,825	445,424,153
3.38%, 11/15/19(a)	292,631	329,233,038
3.50%, 05/15/20(a)	336,383	381,479,405
3.63%, 08/15/19(a)	188,402	215,351,769
3.63%, 02/15/20	386,929	442,761,351
3.63%, 02/15/21(a)	400,911	457,946,433
7.88%, 02/15/21(a)	23,267	35,111,647
8.00%, 11/15/21	23,577	36,396,222
8.13%, 08/15/19	46,722	69,002,554
8.13%, 05/15/21	21,764	33,461,535
8.13%, 08/15/21(a)	27,603	42,710,717
8.50%, 02/15/20(a)	20,042	30,576,271
8.75%, 05/15/20(a)	13,971	21,695,440
8.75%, 08/15/20	31,462	49,168,722
8.88%, 02/15/19(a)	38,093	57,409,550

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $4,331,749,240)		4,561,283,910

Security	Shares	Value

SHORT-TERM INVESTMENTS—42.12%

MONEY MARKET FUNDS—42.12%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(b)(c)(d)	1,704,799,128	1,704,799,128
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%(b)(c)(d)	198,719,566	198,719,566
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(b)(c)	32,277,355	32,277,355

		1,935,796,049

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,935,796,049)		1,935,796,049

TOTAL INVESTMENTS IN SECURITIES—141.36%
(Cost: $6,267,545,289)		6,497,079,959
Other Assets, Less Liabilities—(41.36)%		(1,901,017,751)

NET ASSETS—100.00%		$4,596,062,208

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS 10-20 YEAR TREASURY BOND FUND

November 30, 2011

Security	Principal (000s)	Value

U.S. GOVERNMENT OBLIGATIONS—98.85%
U.S. Treasury Bonds
5.25%, 11/15/28	$17,769	$23,935,663
5.25%, 02/15/29(a)	17,666	23,843,453
5.38%, 02/15/31(a)	27,425	38,094,331
5.50%, 08/15/28(a)	14,610	20,161,248
6.00%, 02/15/26	20,712	29,274,421
6.13%, 11/15/27	30,498	44,388,748
6.13%, 08/15/29	12,700	18,803,938
6.25%, 08/15/23	34,593	48,733,311
6.25%, 05/15/30	21,107	31,882,073
6.38%, 08/15/27	11,390	16,918,149
6.50%, 11/15/26(a)	13,819	20,542,206
6.63%, 02/15/27	11,656	17,569,300
6.75%, 08/15/26	9,798	14,838,452
6.88%, 08/15/25	16,061	24,292,414
7.13%, 02/15/23(a)	16,592	24,727,704
7.25%, 08/15/22(a)	15,695	23,427,385
7.50%, 11/15/24(a)	12,744	20,010,539
7.63%, 11/15/22	8,877	13,631,590
7.63%, 02/15/25	13,254	21,068,930
8.00%, 11/15/21(a)	639	986,457

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $458,410,712)		477,130,312

Security	Shares	Value

SHORT-TERM INVESTMENTS—28.71%

MONEY MARKET FUNDS—28.71%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(b)(c)(d)	120,645,200	120,645,200
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%(b)(c)(d)	14,062,983	14,062,983
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(b)(c)	3,871,643	3,871,643

		138,579,826

TOTAL SHORT-TERM INVESTMENTS
(Cost: $138,579,826)		138,579,826

TOTAL INVESTMENTS IN SECURITIES—127.56%
(Cost: $596,990,538)		615,710,138
Other Assets, Less Liabilities—(27.56)%		(133,038,829)

NET ASSETS—100.00%		$482,671,309

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS 20+ YEAR TREASURY BOND FUND

November 30, 2011

Security	Principal (000s)	Value

U.S. GOVERNMENT OBLIGATIONS—99.05%
U.S. Treasury Bonds
3.13%, 11/15/41	$46,563	$47,123,402
3.50%, 02/15/39	118,871	129,476,334
3.75%, 08/15/41(a)	209,492	238,362,853
3.88%, 08/15/40(a)	208,139	241,506,527
4.25%, 05/15/39	141,107	174,002,323
4.25%, 11/15/40(a)	205,465	253,749,151
4.38%, 02/15/38(a)	70,226	88,155,791
4.38%, 11/15/39(a)	192,936	242,798,246
4.38%, 05/15/40	197,426	248,572,078
4.38%, 05/15/41	208,804	263,484,926
4.50%, 02/15/36(a)	112,798	143,500,644
4.50%, 05/15/38(a)	85,665	109,678,440
4.50%, 08/15/39(a)	143,586	184,059,432
4.63%, 02/15/40(a)	195,929	256,207,340
4.75%, 02/15/37(a)	63,959	84,436,386
4.75%, 02/15/41(a)	185,898	248,290,417
5.00%, 05/15/37(a)	68,919	94,365,752

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $2,983,683,363)		3,047,770,042

Security	Shares	Value

SHORT-TERM INVESTMENTS—38.83%

MONEY MARKET FUNDS—38.83%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(b)(c)(d)	1,048,261,248	1,048,261,248
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%(b)(c)(d)	122,190,360	122,190,360
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(b)(c)	24,315,815	24,315,815

		1,194,767,423

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,194,767,423)		1,194,767,423

TOTAL INVESTMENTS IN SECURITIES—137.88%
(Cost: $4,178,450,786)		4,242,537,465
Other Assets, Less Liabilities—(37.88)%		(1,165,638,474)

NET ASSETS—100.00%		$3,076,898,991

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS AGENCY BOND FUND

November 30, 2011

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES—3.52%

BANKS - 1.35%
Citibank N.A. (FDIC Guaranteed)
1.75%, 12/28/12	$4,778	$4,861,347

		4,861,347
DIVERSIFIED FINANCIAL SERVICES—2.17%
Citigroup Funding Inc. (FDIC Guaranteed)
1.88%, 11/15/12	3,084	3,136,419
General Electric Capital Corp. (FDIC Guaranteed)
2.63%, 12/28/12	2,917	2,995,356
Private Export Funding Corp. (U.S. Government Guaranteed)
4.95%, 11/15/15	1,459	1,673,224

		7,804,999

TOTAL CORPORATE BONDS & NOTES
(Cost: $12,555,451)		12,666,346

FOREIGN GOVERNMENT BONDS & NOTES(a)—0.97%

ISRAEL—0.97%
Israel (State of)
5.50%, 09/18/23	1,678	2,110,832
5.50%, 12/04/23	487	609,470
5.50%, 04/26/24	600	749,316

		3,469,618

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $3,229,399)		3,469,618

U.S. GOVERNMENT AGENCY OBLIGATIONS—92.09%
Federal Farm Credit Banks
5.15%, 11/15/19(b)	3,889	4,720,332
Federal Home Loan Bank of Chicago
5.63%, 06/13/16	350	398,204
Federal Home Loan Banks
0.38%, 01/29/13	15,000	15,013,035
0.70%, 09/27/13	1,000	1,001,520
0.88%, 12/27/13	510	514,380
1.63%, 03/20/13(b)	14,000	14,236,474
2.75%, 12/12/14(b)	1,830	1,941,196
3.13%, 12/13/13(b)	2,430	2,550,837
3.13%, 03/11/16	4,860	5,232,427
3.13%, 12/08/17	385	414,927
3.63%, 10/18/13(b)	11,735	12,432,106
4.00%, 09/06/13(b)	14,915	15,858,210
4.88%, 12/13/13	3,790	4,125,919
5.25%, 09/13/13	1,780	1,931,848
5.25%, 06/18/14	3,000	3,349,608
5.25%, 12/11/20	1,500	1,832,078
5.38%, 08/15/18	1,385	1,692,999
5.38%, 05/15/19	485	593,572
5.50%, 08/13/14	2,500	2,826,528
5.50%, 07/15/36	1,000	1,261,632

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGENCY BOND FUND

November 30, 2011

Federal Home Loan Mortgage Corp.
0.00%, 11/29/19	1,264	951,064
0.50%, 10/15/13	5,700	5,689,124
0.50%, 10/18/13	2,000	1,997,210
0.75%, 03/28/13	6,250	6,285,419
0.75%, 10/17/14	100	99,896
0.75%, 11/25/14	4,000	4,002,632
1.00%, 08/20/14	12,215	12,287,178
1.10%, 12/27/12	973	981,837
1.13%, 07/11/14	5,050	5,066,620
1.13%, 07/18/14	5,000	5,004,515
1.38%, 02/25/14	275	279,519
1.63%, 04/15/13(b)	1,025	1,043,088
1.75%, 06/15/12	705	711,054
2.00%, 08/25/16	5,500	5,671,314
2.50%, 04/23/14(b)	2,961	3,099,089
2.50%, 05/27/16	1,945	2,050,606
3.75%, 03/27/19(b)	800	900,333
4.38%, 07/17/15(b)	11,278	12,682,867
4.50%, 07/15/13(b)	13,233	14,118,923
4.75%, 11/17/15(b)	3,889	4,446,410
4.88%, 11/15/13(b)	3,000	3,260,550
4.88%, 06/13/18(b)	5,414	6,439,249
5.00%, 01/30/14	3,000	3,289,005
6.25%, 07/15/32	320	454,609
6.75%, 03/15/31	2,860	4,205,544
Federal National Mortgage Association
0.00%, 06/01/17	4,440	4,051,593
0.50%, 08/09/13(b)	8,500	8,518,810
0.55%, 08/23/13	4,000	4,001,308
0.65%, 08/28/14	6,000	5,988,270
0.75%, 02/26/13	3,889	3,911,603
0.75%, 12/19/14	2,000	1,997,310
0.80%, 10/17/14	175	175,215
0.88%, 08/28/14	2,500	2,510,605
1.00%, 12/27/12	487	490,933
1.00%, 09/20/13	4,278	4,299,343
1.10%, 08/01/14	3,000	3,002,391
1.13%, 10/08/13	973	985,985
1.13%, 06/27/14	3,889	3,939,269
1.25%, 02/27/14	3,667	3,720,439
1.30%, 07/16/13	3,306	3,324,388
1.38%, 11/15/16	2,500	2,497,450
1.63%, 10/26/15	5,406	5,515,450
1.75%, 05/07/13	906	923,896
2.15%, 06/28/16	10,000	10,013,810
2.25%, 03/15/16	15,185	15,841,964
2.38%, 04/11/16	3,862	4,047,928
2.63%, 11/20/14(b)	2,188	2,315,972
3.00%, 09/16/14	17	18,142
3.63%, 02/12/13	1,945	2,022,440
4.38%, 10/15/15	9,237	10,409,785
4.63%, 05/01/13	1,000	1,056,192
5.00%, 02/13/17	917	1,079,621
5.00%, 05/11/17	4,562	5,396,896
5.38%, 07/15/16(b)	1,857	2,204,701
5.38%, 06/12/17(b)	715	860,282
5.63%, 07/15/37(b)	681	911,006
6.00%, 04/18/36	1,167	1,333,404
6.21%, 08/06/38	487	691,348
6.63%, 11/15/30(b)	2,637	3,826,050
7.13%, 01/15/30	1,500	2,258,370
7.25%, 05/15/30(b)	517	791,641

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGENCY BOND FUND

November 30, 2011

Tennessee Valley Authority
4.50%, 04/01/18	1,216	1,407,088
4.63%, 09/15/60	511	597,571
5.25%, 09/15/39(b)	1,750	2,178,785
5.50%, 07/18/17(b)	1,000	1,204,957
5.88%, 04/01/36(b)	1,945	2,597,588
6.75%, 11/01/25	487	678,462
8.25%, 04/15/42	487	528,128

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		331,071,876
(Cost: $323,337,016)

Security	Shares	Value

SHORT-TERM INVESTMENTS—23.15%

MONEY MARKET FUNDS—23.15%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(c)(d)(e)	66,317,439	66,317,439
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%(c)(d)(e)	7,730,279	7,730,279
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	9,196,125	9,196,125

		83,243,843

TOTAL SHORT-TERM INVESTMENTS
(Cost: $83,243,843)		83,243,843

TOTAL INVESTMENTS IN SECURITIES—119.73%
(Cost: $422,365,709)		430,451,683
Other Assets, Less Liabilities—(19.73)%		(70,937,636)

NET ASSETS—100.00%		$359,514,047

FDIC—Federal Deposit Insurance Corp.

(a)	Investments are denominated in U.S. dollars.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS AGGREGATE BOND FUND

November 30, 2011

Security	Principal (000s)	Value

COLLATERALIZED MORTGAGE OBLIGATIONS—2.11%

MORTGAGE-BACKED SECURITIES—2.11%
Banc of America Merrill Lynch Commercial Mortgage Inc. Series 2006-6 Class A3
5.37%, 10/10/45	$14,250	$14,999,422
Banc of America Merrill Lynch Commercial Mortgage Inc. Series 2006-6 Class AM
5.39%, 10/10/45	10,000	9,148,100
Banc of America Merrill Lynch Commercial Mortgage Inc. Series 2007-2 Class A4
5.81%, 04/10/49(a)	9,950	10,478,285
Bear Stearns Commercial Mortgage Securities Series 2005-PW10 Class A4
5.41%, 12/11/40(a)	17,000	18,605,939
Bear Stearns Commercial Mortgage Securities Series 2005-PWR9 Class AAB
4.80%, 09/11/42	7,289	7,589,876
Bear Stearns Commercial Mortgage Securities Series 2006-PW13 Class A4
5.54%, 09/11/41	12,000	13,184,796
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD Class A4
5.32%, 12/11/49	18,000	18,609,966
Credit Suisse Mortgage Capital Certificates Series 2006-C4 Class A3
5.47%, 09/15/39	15,000	15,654,870
GE Capital Commercial Mortgage Corp. Series 2005-C1 Class A3
4.58%, 06/10/48	10,900	11,070,334
GS Mortgage Securities Corp. II Series 2007-GG10 Class A4
5.98%, 08/10/45(a)	57,000	60,468,336
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP4 Class AM
5.00%, 10/15/42(a)	10,000	10,494,110
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2007-CB20 Class A4
5.79%, 02/12/51(a)	10,000	10,760,260
LB-UBS Commercial Mortgage Trust Series 2004-C1 Class A4
4.57%, 01/15/31	18,000	18,964,386
LB-UBS Commercial Mortgage Trust Series 2004-C4 Class A4
5.50%, 06/15/29(a)	17,000	18,291,609
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-3 Class AJ
5.49%, 07/12/46(a)	4,000	2,958,544
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-4 Class AM
5.20%, 12/12/49(a)	11,408	10,536,298
Morgan Stanley Capital I Series 2005-HQ6 Class A4A
4.99%, 08/13/42	18,597	20,340,376
Wells Fargo Bank/Wachovia Bank Commercial Mortgage Trust Series 2004-C11 Class A5
5.22%, 01/15/41(a)	15,000	16,092,435
Wells Fargo Bank/Wachovia Bank Commercial Mortgage Trust Series 2006-C23 Class AJ
5.52%, 01/15/45(a)	5,000	3,900,855

		292,148,797

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $255,264,902)		292,148,797
CORPORATE BONDS & NOTES—22.08%
ADVERTISING—0.02%
Interpublic Group of Companies Inc. (The)
10.00%, 07/15/17	1,200	1,375,500
WPP Finance 2010
4.75%, 11/21/21(b)	1,200	1,172,064

		2,547,564

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

November 30, 2011

AEROSPACE & DEFENSE—0.19%
Exelis Inc.
5.55%, 10/01/21(b)	300	308,662
General Dynamics Corp.
1.38%, 01/15/15(c)	1,000	1,007,649
2.25%, 07/15/16	300	307,904
3.88%, 07/15/21	1,400	1,511,306
L-3 Communications Corp.
3.95%, 11/15/16	1,150	1,149,788
4.75%, 07/15/20	1,100	1,049,759
4.95%, 02/15/21	300	291,987
Lockheed Martin Corp.
2.13%, 09/15/16	2,525	2,510,282
3.35%, 09/15/21	1,200	1,163,831
6.15%, 09/01/36	2,410	2,711,158
Northrop Grumman Corp.
1.85%, 11/15/15	350	346,650
3.50%, 03/15/21	2,000	1,973,390
Raytheon Co.
6.40%, 12/15/18	4,299	5,179,633
Rockwell Collins Inc.
3.10%, 11/15/21	400	395,941
United Technologies Corp.
4.50%, 04/15/20	750	828,536
4.88%, 05/01/15	1,100	1,230,418
6.13%, 02/01/19	2,022	2,462,446
6.13%, 07/15/38	2,022	2,513,310

		26,942,650
AGRICULTURE—0.35%
Altria Group Inc.
4.75%, 05/05/21	3,450	3,604,405
9.70%, 11/10/18	11,444	14,984,762
Archer-Daniels-Midland Co.
4.48%, 03/01/21(c)	1,750	1,932,147
5.77%, 03/01/41	1,500	1,837,152
Bunge Ltd. Finance Corp.
4.10%, 03/15/16	1,150	1,167,810
Lorillard Tobacco Co.
3.50%, 08/04/16	450	451,834
6.88%, 05/01/20(c)	600	660,402
7.00%, 08/04/41	550	550,474
Philip Morris International Inc.
2.50%, 05/16/16	1,500	1,537,939
4.13%, 05/17/21(c)	2,500	2,704,227
4.38%, 11/15/41	2,000	1,914,024
5.65%, 05/16/18	1,726	2,006,560
6.88%, 03/17/14	3,800	4,289,904
Reynolds American Inc.
6.75%, 06/15/17	9,618	10,915,920

		48,557,560
AIRLINES—0.02%
American Airlines Inc. 2011-1 Pass Through Trust Class A
5.25%, 01/31/21(c)	449	385,304
American Airlines Inc. 2011-2 Pass Through Trust Class A
8.63%, 04/15/23	500	480,000
Continental Airlines Inc. 2010-1 Pass Through Trust Class A
4.75%, 07/12/21(c)	1,150	1,144,250
Delta Air Lines Inc. 2010-2A Pass Through Trust Class A
4.95%, 05/23/19(c)	906	905,557

		2,915,111

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

November 30, 2011

APPAREL—0.00%
VF Corp.
3.50%, 09/01/21	400	402,568

		402,568
AUTO MANUFACTURERS—0.02%
Daimler Finance North America LLC
8.50%, 01/18/31	2,000	2,691,916

		2,691,916
AUTO PARTS & EQUIPMENT—0.05%
BorgWarner Inc.
4.63%, 09/15/20	2,500	2,620,227
Johnson Controls Inc.
2.60%, 12/01/16	1,000	1,003,541
4.25%, 03/01/21	1,900	1,985,599
5.70%, 03/01/41	600	664,916

		6,274,283
BANKS—4.08%
Abbey National Treasury Services PLC
4.00%, 04/27/16	8,500	7,586,352
Associated Banc-Corp
5.13%, 03/28/16	600	607,502
Bank of America Corp.
3.75%, 07/12/16	2,500	2,175,512
4.88%, 01/15/13	9,042	9,034,866
5.63%, 07/01/20	16,350	14,426,455
6.50%, 08/01/16	4,250	4,108,539
Bank of America N.A.
6.00%, 10/15/36	8,601	7,162,362
Bank of Montreal
1.75%, 04/29/14(c)	750	759,941
Bank of New York Mellon Corp. (The)
2.30%, 07/28/16	1,250	1,249,216
2.40%, 01/17/17	2,000	1,994,858
3.55%, 09/23/21(c)	1,000	991,785
4.30%, 05/15/14	3,344	3,580,565
4.60%, 01/15/20	4,120	4,416,430
4.95%, 11/01/12	400	416,030
Bank of Nova Scotia
2.05%, 10/07/15	500	500,472
2.90%, 03/29/16	6,250	6,448,931
3.40%, 01/22/15	2,250	2,360,196
4.38%, 01/13/21	1,000	1,075,773
Barclays Bank PLC
5.13%, 01/08/20	10,035	9,810,547
5.20%, 07/10/14	5,085	5,267,196
BB&T Corp.
5.20%, 12/23/15	3,011	3,236,337
5.25%, 11/01/19	1,200	1,293,173
6.85%, 04/30/19(c)	1,824	2,203,512
BBVA U.S. Senior SA Unipersonal
3.25%, 05/16/14	900	835,002
BNP Paribas SA
3.60%, 02/23/16	5,000	4,690,535
5.00%, 01/15/21(c)	4,000	3,651,168

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

November 30, 2011

Canadian Imperial Bank of Commerce
2.35%, 12/11/15	1,500	1,499,768
Capital One Financial Corp.
4.75%, 07/15/21	1,000	1,021,640
6.15%, 09/01/16	10,992	11,283,541
Citigroup Inc.
3.95%, 06/15/16	2,750	2,697,346
4.59%, 12/15/15	3,000	3,005,754
4.75%, 05/19/15	3,250	3,266,991
5.38%, 08/09/20	4,750	4,767,584
5.50%, 02/15/17	5,000	5,009,845
6.38%, 08/12/14	10,000	10,536,420
8.13%, 07/15/39	14,614	16,925,014
Comerica Inc.
3.00%, 09/16/15	400	407,830
Credit Suisse New York
2.20%, 01/14/14	1,000	985,005
5.40%, 01/14/20	500	456,586
Deutsche Bank AG London
4.88%, 05/20/13	2,000	2,054,420
6.00%, 09/01/17	10,407	11,574,624
Export-Import Bank of Korea (The)
8.13%, 01/21/14(c)	7,240	8,029,978
Fifth Third Bancorp
3.63%, 01/25/16	3,250	3,258,703
8.25%, 03/01/38	1,000	1,199,760
First Horizon National Corp.
5.38%, 12/15/15	250	248,844
Goldman Sachs Group Inc. (The)
3.63%, 02/07/16	4,950	4,659,970
5.00%, 10/01/14	34,437	34,988,612
5.25%, 10/15/13	200	203,338
5.38%, 03/15/20	2,010	1,896,230
5.63%, 01/15/17	2,000	1,941,290
6.00%, 06/15/20	6,100	5,953,094
6.15%, 04/01/18	6,750	6,742,298
6.25%, 02/01/41	6,000	5,414,208
6.75%, 10/01/37	5,618	4,998,582
HSBC Bank (USA) N.A.
4.88%, 08/24/20	3,500	3,230,885
HSBC Holdings PLC
5.10%, 04/05/21	850	877,991
6.10%, 01/14/42	1,000	1,050,795
6.50%, 09/15/37	4,000	3,811,612
JPMorgan Chase & Co.
3.15%, 07/05/16	3,350	3,300,118
4.25%, 10/15/20	4,800	4,688,875
4.35%, 08/15/21	7,500	7,319,805
5.50%, 10/15/40(c)	2,000	2,052,058
5.60%, 07/15/41	2,000	2,100,756
5.75%, 01/02/13	18,142	18,829,273
6.30%, 04/23/19	15,000	16,580,175
JPMorgan Chase Bank N.A.
6.00%, 10/01/17	200	213,997
KeyCorp
6.50%, 05/14/13	5,670	6,006,186
KfW
2.63%, 02/16/16	5,000	5,227,100
4.88%, 06/17/19	5,520	6,592,310
KfW Series G
4.38%, 03/15/18	5,215	5,983,274

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

November 30, 2011

Landwirtschaftliche Rentenbank Series G
5.00%, 11/08/16	19,232	22,307,601
Lloyds TSB Bank PLC
4.88%, 01/21/16	2,000	1,954,702
6.38%, 01/21/21	2,000	1,980,090
Morgan Stanley
3.80%, 04/29/16	3,500	3,081,407
4.10%, 01/26/15	8,500	7,854,484
5.30%, 03/01/13	25,311	25,277,640
5.50%, 07/24/20	2,000	1,717,996
5.75%, 01/25/21	9,950	8,890,653
6.25%, 08/09/26	551	469,772
6.63%, 04/01/18	5,234	4,925,874
7.30%, 05/13/19	3,615	3,559,991
Northern Trust Corp.
3.38%, 08/23/21	950	939,484
3.45%, 11/04/20	200	201,219
Oesterreichische Kontrollbank AG
1.38%, 01/21/14	1,500	1,498,451
PNC Funding Corp.
5.25%, 11/15/15(d)	9,135	9,860,876
5.40%, 06/10/14(d)	998	1,087,514
6.70%, 06/10/19(d)	998	1,192,835
Rabobank Nederland
4.50%, 01/11/21	3,250	3,392,997
5.25%, 05/24/41	2,100	2,102,467
Royal Bank of Canada
1.13%, 01/15/14	1,800	1,801,382
1.45%, 10/30/14	2,300	2,297,516
2.30%, 07/20/16	2,250	2,271,298
Royal Bank of Scotland Group PLC
3.25%, 01/11/14	750	730,104
4.38%, 03/16/16	3,000	2,837,148
5.00%, 10/01/14	1,757	1,600,917
5.63%, 08/24/20	5,000	4,718,050
6.40%, 10/21/19	2,100	1,966,585
State Street Corp.
2.88%, 03/07/16(c)	1,300	1,332,559
4.38%, 03/07/21	600	642,154
4.96%, 03/15/18	800	818,826
SunTrust Bank
6.00%, 09/11/17	2,298	2,525,739
7.25%, 03/15/18	1,000	1,104,555
SunTrust Banks Inc.
3.50%, 01/20/17	1,050	1,031,441
Toronto-Dominion Bank (The)
1.38%, 07/14/14	400	402,737
2.38%, 10/19/16	3,000	3,029,085
2.50%, 07/14/16	1,100	1,114,181
U.S. Bancorp
2.20%, 11/15/16	1,300	1,302,738
4.13%, 05/24/21	1,000	1,086,115
UBS AG Stamford
5.88%, 12/20/17	13,234	13,723,618
US Bank N.A.
4.95%, 10/30/14	8,972	9,781,517
Wachovia Bank N.A./Wells Fargo & Co.
6.60%, 01/15/38	3,000	3,272,613
Wachovia Corp./Wells Fargo & Co.
5.25%, 08/01/14	16,372	17,284,281
Wells Fargo & Co.
4.60%, 04/01/21	13,750	14,561,717
5.00%, 11/15/14	19,542	20,710,045

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

November 30, 2011

5.63%, 12/11/17	1,750	1,964,900
Westpac Banking Corp.
3.00%, 08/04/15	2,000	1,994,172
3.00%, 12/09/15(c)	5,600	5,601,249

		566,579,035
BEVERAGES—0.53%
Anheuser-Busch Companies LLC
5.50%, 01/15/18	200	231,469
Anheuser-Busch InBev Worldwide Inc.
2.88%, 02/15/16(c)	2,000	2,090,252
3.00%, 10/15/12	1,000	1,017,497
4.13%, 01/15/15	1,214	1,308,035
4.38%, 02/15/21(c)	2,475	2,715,298
5.38%, 01/15/20	4,015	4,637,478
7.75%, 01/15/19	7,500	9,660,173
8.00%, 11/15/39	2,000	2,998,946
8.20%, 01/15/39	750	1,141,799
Coca-Cola Co. (The)
1.50%, 11/15/15	3,500	3,533,026
1.80%, 09/01/16(b)	400	403,193
3.15%, 11/15/20	6,950	7,157,895
3.30%, 09/01/21(b)	850	877,171
Coca-Cola Enterprises Inc.
1.13%, 11/12/13	450	451,472
4.50%, 09/01/21	1,284	1,403,548
Diageo Finance BV
5.30%, 10/28/15	12,657	14,304,600
Dr Pepper Snapple Group Inc.
2.90%, 01/15/16	1,000	1,033,176
3.20%, 11/15/21	1,100	1,084,295
Pepsi Bottling Group Inc. (The) Series B
7.00%, 03/01/29	6,731	9,185,197
PepsiCo Inc.
0.80%, 08/25/14	900	898,597
2.50%, 05/10/16	1,400	1,445,535
3.00%, 08/25/21(c)	2,000	1,983,270
7.90%, 11/01/18	3,210	4,255,060

		73,816,982
BIOTECHNOLOGY—0.15%
Amgen Inc.
1.88%, 11/15/14	700	703,741
2.30%, 06/15/16	550	539,207
2.50%, 11/15/16(c)	2,000	1,972,084
3.45%, 10/01/20	250	239,314
5.15%, 11/15/41	2,800	2,699,735
5.65%, 06/15/42	3,900	3,950,080
5.70%, 02/01/19	5,080	5,645,866
Bio-Rad Laboratories Inc.
4.88%, 12/15/20	1,600	1,660,933
Celgene Corp.
3.95%, 10/15/20	1,200	1,200,843
Gilead Sciences Inc.
4.50%, 04/01/21	1,200	1,220,977
Life Technologies Corp.
5.00%, 01/15/21	650	673,550

		20,506,330

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

November 30, 2011

BUILDING MATERIALS—0.05%
CRH America Inc.
6.00%, 09/30/16	6,618	7,018,614
Martin Marietta Materials Inc.
6.60%, 04/15/18	233	261,464

		7,280,078
CHEMICALS—0.33%
Air Products and Chemicals Inc.
2.00%, 08/02/16	1,500	1,533,339
3.00%, 11/03/21	1,000	1,008,545
Albemarle Corp.
4.50%, 12/15/20	800	850,626
Dow Chemical Co. (The)
4.25%, 11/15/20(c)	790	794,661
5.25%, 11/15/41	450	438,584
5.90%, 02/15/15	1,000	1,106,839
8.55%, 05/15/19	9,355	11,782,931
E.I. du Pont de Nemours and Co.
5.25%, 12/15/16	9,618	11,209,202
Eastman Chemical Co.
3.00%, 12/15/15	1,000	1,016,195
FMC Corp.
3.95%, 02/01/22	450	448,086
Monsanto Co.
5.88%, 04/15/38	100	127,635
Mosaic Co. (The)
3.75%, 11/15/21	1,000	998,301
Potash Corp. of Saskatchewan Inc.
3.25%, 12/01/17(c)	850	878,356
4.88%, 03/30/20	2,500	2,809,460
PPG Industries Inc.
1.90%, 01/15/16	1,500	1,485,074
3.60%, 11/15/20	1,500	1,531,084
Praxair Inc.
3.00%, 09/01/21	250	251,467
4.05%, 03/15/21	4,200	4,583,137
RPM International Inc.
6.50%, 02/15/18	1,500	1,680,267
Sigma-Aldrich Corp.
3.38%, 11/01/20	550	566,873

		45,100,662
COMMERCIAL SERVICES—0.04%
California Institute of Technology
4.70%, 11/01/11	1,000	990,850
Cornell University
4.35%, 02/01/14	1,000	1,074,810
President and Fellows of Harvard College (The)
4.88%, 10/15/40	500	569,810
Western Union Co. (The)
3.65%, 08/22/18	2,500	2,526,650
Yale University
2.90%, 10/15/14	1,000	1,056,650

		6,218,770
COMPUTERS—0.36%
Dell Inc.
1.40%, 09/10/13	500	502,576

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

November 30, 2011

2.30%, 09/10/15	500	507,152
5.88%, 06/15/19(c)	3,010	3,485,935
Hewlett-Packard Co.
4.30%, 06/01/21	800	813,730
4.38%, 09/15/21(c)	10,000	10,227,310
6.00%, 09/15/41	2,150	2,315,692
6.13%, 03/01/14	7,030	7,720,444
International Business Machines Corp.
2.90%, 11/01/21(c)	700	698,792
5.70%, 09/14/17	19,232	23,031,435
Lexmark International Inc.
6.65%, 06/01/18(c)	1,000	1,115,064

		50,418,130
COSMETICS & PERSONAL CARE—0.10%
Colgate-Palmolive Co.
0.60%, 11/15/14(c)	700	699,225
1.30%, 01/15/17	300	296,271
2.95%, 11/01/20	1,600	1,644,240
Procter & Gamble Co. (The)
5.55%, 03/05/37	8,743	11,092,637

		13,732,373
DIVERSIFIED FINANCIAL SERVICES—1.76%
Alterra Finance LLC
6.25%, 09/30/20	900	946,585
American Express Co.
4.88%, 07/15/13	11,807	12,351,137
6.80%, 09/01/16(a)	5,547	5,436,060
7.00%, 03/19/18	5,000	5,853,640
American Express Credit Corp. Series D
5.13%, 08/25/14	100	107,032
Bear Stearns Companies Inc. (The)/JPMorgan Chase & Co.
7.25%, 02/01/18	7,695	8,870,242
Boeing Capital Corp.
5.80%, 01/15/13	16,292	17,212,889
Caterpillar Financial Services Corp.
2.05%, 08/01/16	2,000	2,014,710
6.13%, 02/17/14	5,215	5,794,559
7.15%, 02/15/19	5,505	6,981,320
Citigroup Capital XXI
8.30%, 12/21/37(a)(c)	1,989	1,993,973
Credit Suisse (USA) Inc.
7.13%, 07/15/32	14,767	16,730,952
General Electric Capital Corp.
2.10%, 01/07/14	2,000	2,012,724
2.25%, 11/09/15	8,250	8,172,004
2.95%, 05/09/16(c)	8,750	8,762,880
4.63%, 01/07/21	11,800	11,717,459
4.80%, 05/01/13	3,000	3,133,191
4.88%, 03/04/15	200	214,628
5.25%, 10/19/12(c)	2,000	2,079,382
5.88%, 01/14/38	6,500	6,399,770
6.75%, 03/15/32	9,042	9,783,534
HSBC Finance Corp.
6.38%, 11/27/12	18,627	19,126,856
6.68%, 01/15/21	8,862	8,746,120
Jefferies Group Inc.
6.88%, 04/15/21(c)	2,500	2,112,500
7.75%, 03/15/12	20	20,100
John Deere Capital Corp.

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

November 30, 2011

1.85%, 09/15/16(c)	5,000	4,989,915
3.15%, 10/15/21	4,500	4,511,255
3.90%, 07/12/21	1,500	1,582,371
JPMorgan Chase Capital XXV
6.80%, 10/01/37	7,410	7,380,471
Merrill Lynch & Co. Inc.
5.00%, 01/15/15	24,960	23,830,485
5.45%, 02/05/13	500	498,599
6.88%, 04/25/18	9,618	9,102,090
NASDAQ OMX Group Inc. (The)
4.00%, 01/15/15(c)	1,000	1,029,347
5.25%, 01/16/18	333	346,384
Nomura Holdings Inc.
6.70%, 03/04/20	3,000	3,120,843
ORIX Corp.
5.00%, 01/12/16(c)	1,750	1,830,778
PACCAR Financial Corp.
1.55%, 09/29/14	1,300	1,308,665
Raymond James Financial Inc.
4.25%, 04/15/16	200	207,043
SLM Corp.
5.38%, 05/15/14(c)	10,577	10,525,797
Toyota Motor Credit Corp.
1.25%, 11/17/14	2,000	1,995,498
2.00%, 09/15/16	2,000	1,989,664
3.40%, 09/15/21	1,200	1,213,928
4.25%, 01/11/21(c)	2,500	2,695,513

		244,732,893
ELECTRIC—1.61%
Alabama Power Co. Series 11-C
5.20%, 06/01/41	1,500	1,768,765
Ameren Illinois Co.
6.13%, 11/15/17	600	699,461
Appalachian Power Co.
7.95%, 01/15/20(c)	5,104	6,687,092
Arizona Public Service Co.
5.05%, 09/01/41	1,450	1,557,019
Commonwealth Edison Co.
3.40%, 09/01/21	4,750	4,840,791
6.45%, 01/15/38	1,000	1,308,445
Consolidated Edison Co. of New York Inc.
6.75%, 04/01/38	1,000	1,375,473
7.13%, 12/01/18(c)	3,052	3,902,428
Constellation Energy Group Inc.
4.55%, 06/15/15	9,657	10,103,665
Detroit Edison Co. (The)
3.90%, 06/01/21	1,300	1,404,919
Dominion Resources Inc.
5.15%, 07/15/15	22,333	25,016,824
Duke Energy Carolinas LLC
3.90%, 06/15/21	1,200	1,297,186
Duke Energy Corp.
2.15%, 11/15/16	850	846,671
3.55%, 09/15/21	700	716,253
Duke Energy Indiana Inc.
6.45%, 04/01/39	3,300	4,374,216
Duke Energy Ohio Inc.
5.45%, 04/01/19	5,726	6,778,130
Edison International
3.75%, 09/15/17	1,100	1,125,572

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

November 30, 2011

Entergy Arkansas Inc.
3.75%, 02/15/21	3,400	3,460,840
Exelon Generation Co. LLC
5.35%, 01/15/14	12,668	13,557,572
FirstEnergy Corp.
7.38%, 11/15/31	7,051	8,267,967
Florida Power & Light Co.
5.25%, 02/01/41	700	837,245
5.95%, 02/01/38	4,104	5,321,246
Florida Power Corp.
3.10%, 08/15/21	1,250	1,258,317
6.40%, 06/15/38	1,000	1,331,920
FPL Group Capital Inc.
7.88%, 12/15/15	500	595,928
Georgia Power Co.
5.40%, 06/01/40	1,100	1,289,191
Great Plains Energy Inc.
4.85%, 06/01/21	200	207,391
Integrys Energy Group Inc.
4.17%, 11/01/20	850	895,225
Kansas City Power & Light Co.
5.30%, 10/01/41	1,800	1,899,808
Kentucky Utilities Co.
1.63%, 11/01/15	200	200,157
3.25%, 11/01/20	250	257,415
5.13%, 11/01/40	500	591,813
LG&E and KU Energy LLC
2.13%, 11/15/15	1,000	980,306
3.75%, 11/15/20	1,100	1,098,324
4.38%, 10/01/21(b)	1,000	1,028,522
Louisville Gas & Electric Co.
1.63%, 11/15/15	250	250,199
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	15,431	18,365,452
National Fuel Gas Co.
4.90%, 12/01/21	700	698,901
Nevada Power Co.
5.45%, 05/15/41	1,850	2,121,223
Nisource Finance Corp.
4.45%, 12/01/21	2,300	2,323,596
5.45%, 09/15/20	500	542,780
5.80%, 02/01/42	1,400	1,431,773
Oglethorpe Power Corp.
5.38%, 11/01/40	800	920,804
Ohio Power Co. Series M
5.38%, 10/01/21	2,000	2,278,982
Oklahoma Gas & Electric Co.
5.25%, 05/15/41	1,600	1,854,806
Oncor Electric Delivery Co.
7.00%, 09/01/22	8,168	10,314,101
Pacific Gas & Electric Co.
4.50%, 12/15/41	150	148,000
6.05%, 03/01/34	14,218	17,086,354
Portland General Electric Co.
6.10%, 04/15/19	1,200	1,464,402
PPL Electric Utilities Corp.
3.00%, 09/15/21	750	748,706
5.20%, 07/15/41	300	353,855
Progress Energy Carolina
3.00%, 09/15/21(c)	850	855,725
5.30%, 01/15/19	1,325	1,530,737
Progress Energy Inc.
4.40%, 01/15/21	3,200	3,456,630

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

November 30, 2011

PSEG Power LLC
2.75%, 09/15/16(c)	2,400	2,399,522
4.15%, 09/15/21	2,050	2,087,898
Public Service Co. of Colorado
4.75%, 08/15/41	200	224,717
5.13%, 06/01/19(c)	6,600	7,742,097
Public Service Co. of Oklahoma
4.40%, 02/01/21	1,200	1,281,991
Puget Sound Energy Inc.
4.43%, 11/15/41	3,000	2,971,440
San Diego Gas & Electric Co.
3.95%, 11/15/41	2,000	2,002,768
SCANA Corp.
6.25%, 04/01/20	3,300	3,828,587
Scottish Power Ltd.
5.38%, 03/15/15(c)	300	319,616
Southern California Edison Co.
6.05%, 03/15/39	4,252	5,612,330
Southern Power Co.
4.88%, 07/15/15	4,915	5,368,183
5.15%, 09/15/41(c)	3,000	3,049,476
Tucson Electric Power Co.
5.15%, 11/15/21	1,200	1,216,724
UIL Holdings Corp.
4.63%, 10/01/20	800	817,697
Wisconsin Electric Power Co.
2.95%, 09/15/21	1,150	1,152,884

		223,705,053
ELECTRICAL COMPONENTS & EQUIPMENT—0.04%
Emerson Electric Co.
4.25%, 11/15/20(c)	4,450	4,876,159

		4,876,159
ELECTRONICS—0.10%
Agilent Technologies Inc.
5.50%, 09/14/15	1,000	1,088,401
Arrow Electronics Inc.
5.13%, 03/01/21	1,300	1,288,115
PerkinElmer Inc.
5.00%, 11/15/21	500	503,418
Thermo Fisher Scientific Inc.
3.20%, 03/01/16	2,600	2,736,549
3.60%, 08/15/21	8,000	8,170,768
4.50%, 03/01/21	600	655,908

		14,443,159
ENGINEERING & CONSTRUCTION—0.01%
Fluor Corp.
3.38%, 09/15/21	1,400	1,391,296

		1,391,296
ENTERTAINMENT—0.01%
International Game Technology
7.50%, 06/15/19	1,000	1,153,860

		1,153,860

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

November 30, 2011

ENVIRONMENTAL CONTROL—0.11%
Republic Services Inc.
4.75%, 05/15/23	6,500	6,993,545
5.50%, 09/15/19	500	570,471
Waste Management Inc.
7.38%, 03/11/19	6,230	7,771,209

		15,335,225
FOOD—0.49%
Campbell Soup Co.
4.25%, 04/15/21	2,000	2,182,180
Corn Products International Inc.
4.63%, 11/01/20	1,000	1,060,253
Delhaize Group SA
6.50%, 06/15/17	2,944	3,441,713
General Mills Inc.
3.15%, 12/15/21	200	197,621
5.40%, 06/15/40	1,100	1,273,408
5.65%, 02/15/19	4,520	5,308,880
H.J. Heinz Co.
3.13%, 09/12/21	1,400	1,371,604
Hershey Co. (The)
1.50%, 11/01/16	1,300	1,292,428
4.13%, 12/01/20	800	885,732
Kellogg Co.
1.88%, 11/17/16	2,650	2,646,375
3.25%, 05/21/18	1,300	1,352,308
4.00%, 12/15/20	750	786,509
4.45%, 05/30/16	40	44,359
Kraft Foods Inc.
6.50%, 08/11/17	21,108	24,755,357
Kroger Co. (The)
5.40%, 07/15/40	2,500	2,634,657
5.50%, 02/01/13	9,618	10,047,165
McCormick & Co. Inc.
3.90%, 07/15/21	1,300	1,365,586
Sara Lee Corp.
2.75%, 09/15/15(c)	1,000	1,003,407
Unilever Capital Corp.
4.25%, 02/10/21	750	843,294
5.90%, 11/15/32	3,820	4,828,923

		67,321,759
FOREST PRODUCTS & PAPER—0.04%
International Paper Co.
6.00%, 11/15/41	500	506,084
7.95%, 06/15/18	4,520	5,387,890
Plum Creek Timberlands LP
4.70%, 03/15/21(c)	300	297,312

		6,191,286
GAS—0.07%
AGL Capital Corp.
5.88%, 03/15/41	1,300	1,541,021
Atmos Energy Corp.
5.50%, 06/15/41	975	1,108,712
Questar Corp.
2.75%, 02/01/16	150	151,741
Sempra Energy

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

November 30, 2011

2.00%, 03/15/14	1,000	1,011,416
6.50%, 06/01/16	2,452	2,854,236
Southern California Gas Co.
5.13%, 11/15/40	2,500	2,959,427

		9,626,553
HAND & MACHINE TOOLS—0.03%
Snap-On Inc.
4.25%, 01/15/18	450	492,493
Stanley Black & Decker Inc.
3.40%, 12/01/21	700	702,895
5.20%, 09/01/40	2,200	2,389,875

		3,585,263
HEALTH CARE - PRODUCTS—0.19%
Becton, Dickinson and Co.
1.75%, 11/08/16	1,000	1,002,159
3.13%, 11/08/21	500	498,089
3.25%, 11/12/20	700	709,773
5.00%, 11/12/40	500	552,135
Boston Scientific Corp.
6.00%, 01/15/20(c)	2,500	2,731,040
Covidien International Finance SA
6.00%, 10/15/17	1,826	2,174,114
CR Bard Inc.
2.88%, 01/15/16	400	418,030
Hospira Inc.
5.60%, 09/15/40	150	149,094
Johnson & Johnson
2.15%, 05/15/16(c)	1,000	1,036,413
3.55%, 05/15/21(c)	1,300	1,414,182
5.55%, 08/15/17	800	962,425
5.95%, 08/15/37	3,950	5,147,439
Medtronic Inc.
3.00%, 03/15/15	1,100	1,158,932
4.13%, 03/15/21(c)	2,800	3,036,816
St. Jude Medical Inc.
2.50%, 01/15/16	1,000	1,027,449
3.75%, 07/15/14	1,400	1,489,047
Stryker Corp.
2.00%, 09/30/16	1,000	1,013,626
Zimmer Holdings Inc.
1.40%, 11/30/14	500	498,716
3.38%, 11/30/21	800	783,667

		25,803,146
HEALTH CARE - SERVICES—0.32%
Aetna Inc.
3.95%, 09/01/20	500	507,743
4.13%, 06/01/21	1,300	1,337,570
6.63%, 06/15/36	2,026	2,442,069
Cigna Corp.
2.75%, 11/15/16	500	493,971
4.38%, 12/15/20	1,250	1,237,583
4.50%, 03/15/21	1,100	1,104,907
5.38%, 02/15/41	1,200	1,120,992
Coventry Health Care Inc.
5.45%, 06/15/21	550	600,359
Humana Inc.
6.45%, 06/01/16	710	785,309

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

November 30, 2011

Laboratory Corp. of America Holdings
4.63%, 11/15/20	1,600	1,690,565
5.50%, 02/01/13	850	891,261
Quest Diagnostics Inc.
4.70%, 04/01/21	3,750	3,940,474
UnitedHealth Group Inc.
4.63%, 11/15/41	1,300	1,296,393
4.88%, 03/15/15	13,907	15,344,177
6.88%, 02/15/38	2,000	2,564,310
WellPoint Inc.
5.25%, 01/15/16	8,743	9,729,385

		45,087,068
HOME FURNISHINGS—0.01%
Whirlpool Corp.
4.85%, 06/15/21(c)	1,250	1,251,870

		1,251,870
HOUSEHOLD PRODUCTS & WARES—0.04%
Church & Dwight Co. Inc.
3.35%, 12/15/15	350	363,319
Clorox Co. (The)
3.80%, 11/15/21(c)	1,300	1,285,126
5.00%, 01/15/15	1,226	1,328,497
Kimberly-Clark Corp.
3.88%, 03/01/21	250	270,889
5.30%, 03/01/41	1,000	1,195,192
Tupperware Brands Corp.
4.75%, 06/01/21(b)	1,200	1,198,178

		5,641,201
INSURANCE—0.90%
ACE INA Holdings Inc.
2.60%, 11/23/15	100	101,116
5.70%, 02/15/17(c)	2,520	2,857,342
Aegon NV
4.75%, 06/01/13	1,200	1,229,869
Aflac Inc.
8.50%, 05/15/19(c)	3,750	4,521,097
Alleghany Corp.
5.63%, 09/15/20	500	514,070
Allied World Assurance Co. Ltd.
5.50%, 11/15/20(c)	150	152,217
Allstate Corp. (The)
5.55%, 05/09/35	9,618	9,844,206
American International Group Inc.
3.65%, 01/15/14	1,900	1,836,682
4.25%, 09/15/14	7,000	6,766,774
4.88%, 09/15/16	1,000	935,859
5.85%, 01/16/18	4,250	4,107,939
8.18%, 05/15/38(a)	3,000	2,647,500
8.25%, 08/15/18	5,104	5,456,380
Aon Corp.
3.13%, 05/27/16	400	401,178
Aspen Insurance Holdings Ltd.
6.00%, 12/15/20(c)	500	496,898
Chubb Corp. (The)
6.00%, 05/11/37	3,020	3,498,939
CNA Financial Corp.
5.75%, 08/15/21(c)	150	149,216

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

November 30, 2011

Genworth Financial Inc.
5.75%, 06/15/14(c)	4,717	4,712,741
Hanover Insurance Group Inc. (The)
6.38%, 06/15/21	1,000	1,061,151
Hartford Financial Services Group Inc.
5.38%, 03/15/17(c)	3,020	2,977,678
Kemper Corp.
6.00%, 11/30/15	900	927,743
Lincoln National Corp.
4.85%, 06/24/21	200	190,148
7.00%, 06/15/40	1,000	1,045,512
8.75%, 07/01/19	1,000	1,169,965
Manulife Financial Corp.
3.40%, 09/17/15	100	98,779
Markel Corp.
5.35%, 06/01/21	1,200	1,243,345
Marsh & McLennan Companies Inc.
5.75%, 09/15/15	13,082	14,459,234
MetLife Inc.
5.00%, 06/15/15(c)	23,167	25,132,118
Principal Financial Group Inc.
6.05%, 10/15/36	2,005	2,032,765
8.88%, 05/15/19	1,224	1,488,552
Progressive Corp. (The)
3.75%, 08/23/21(c)	350	356,562
6.70%, 06/15/37(a)	1,605	1,613,346
Prudential Financial Inc.
3.00%, 05/12/16	650	643,222
5.10%, 09/20/14	4,803	5,147,202
5.63%, 05/12/41	1,000	921,066
5.80%, 11/16/41	1,800	1,730,342
6.20%, 11/15/40	1,000	981,237
Prudential Financial Inc. Series D
6.00%, 12/01/17	3,052	3,322,700
Reinsurance Group of America Inc.
5.00%, 06/01/21(c)	1,400	1,419,001
Travelers Companies Inc. (The)
3.90%, 11/01/20(c)	2,250	2,323,519
5.35%, 11/01/40	1,000	1,105,184
Willis Group Holdings PLC
5.75%, 03/15/21	1,150	1,192,556
WR Berkley Corp.
5.38%, 09/15/20	1,000	989,929
XLIT Ltd.
5.75%, 10/01/21	1,300	1,327,260

		125,130,139
INTERNET—0.03%
eBay Inc.
0.88%, 10/15/13	150	150,473
1.63%, 10/15/15	400	398,821
3.25%, 10/15/20	1,400	1,376,638
Google Inc.
1.25%, 05/19/14(c)	800	811,935
2.13%, 05/19/16	500	515,954
3.63%, 05/19/21	950	1,013,076

		4,266,897
IRON & STEEL—0.10%
ArcelorMittal SA
9.85%, 06/01/19	10,625	11,529,793

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

November 30, 2011

Cliffs Natural Resources Inc.
4.80%, 10/01/20(c)	2,000	1,954,884

		13,484,677
MACHINERY—0.03%
Caterpillar Inc.
3.90%, 05/27/21(c)	1,000	1,069,500
5.20%, 05/27/41	2,000	2,265,684
Joy Global Inc.
5.13%, 10/15/21	250	264,154

		3,599,338
MANUFACTURING—0.45%
3M Co.
1.38%, 09/29/16	2,750	2,739,913
Cooper US Inc.
3.88%, 12/15/20	100	106,548
Danaher Corp.
1.30%, 06/23/14	150	151,745
2.30%, 06/23/16	150	154,563
3.90%, 06/23/21(c)	1,700	1,856,572
Dover Corp.
4.30%, 03/01/21	1,000	1,119,600
5.38%, 03/01/41	900	1,109,986
GE Capital Trust I
6.38%, 11/15/17(a)	2,000	1,950,000
General Electric Co.
5.25%, 12/06/17	30,587	34,209,999
Harsco Corp.
2.70%, 10/15/15	700	719,321
Honeywell International Inc.
5.00%, 02/15/19	6,125	7,010,167
Illinois Tool Works Inc.
3.38%, 09/15/21(b)	1,300	1,351,063
4.88%, 09/15/41(b)	800	884,381
Pentair Inc.
5.00%, 05/15/21	500	526,126
Textron Inc.
4.63%, 09/21/16	800	809,933
5.95%, 09/21/21	800	833,672
Tyco Electronics Group SA
6.55%, 10/01/17	2,800	3,229,565
Tyco International Ltd.
6.88%, 01/15/21	3,010	3,724,884

		62,488,038
MEDIA—0.99%
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13	17,492	19,114,995
Comcast Corp.
6.45%, 03/15/37	9,618	10,911,159
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.50%, 03/01/16	1,000	1,029,624
5.00%, 03/01/21	1,000	1,037,387
5.20%, 03/15/20	5,000	5,285,325
6.38%, 03/01/41	3,500	3,838,202
7.63%, 05/15/16	2,600	2,772,250
Discovery Communications LLC
4.38%, 06/15/21	1,800	1,857,346
5.05%, 06/01/20	1,100	1,207,335

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

November 30, 2011

NBCUniversal Media LLC
4.38%, 04/01/21	5,100	5,219,416
5.95%, 04/01/41	600	653,681
News America Inc.
6.20%, 12/15/34	11,207	11,769,535
6.90%, 03/01/19	1,100	1,273,975
Scripps Networks Interactive Inc.
2.70%, 12/15/16	800	792,409
Thomson Reuters Corp.
3.95%, 09/30/21(c)	2,000	2,037,480
Time Warner Cable Inc.
4.00%, 09/01/21	4,500	4,396,820
6.55%, 05/01/37	9,618	10,622,004
6.75%, 07/01/18	4,350	5,057,023
7.50%, 04/01/14	5,250	5,879,128
8.25%, 04/01/19	2,010	2,494,018
Time Warner Inc.
4.00%, 01/15/22	350	345,989
7.70%, 05/01/32	12,657	15,753,725
Viacom Inc.
3.50%, 04/01/17(c)	3,000	3,072,597
4.50%, 03/01/21(c)	2,700	2,767,584
7.88%, 07/30/30	5,743	7,171,726
Walt Disney Co. (The)
1.35%, 08/16/16	7,250	7,232,230
3.75%, 06/01/21	3,000	3,217,926
4.13%, 12/01/41	1,000	978,587

		137,789,476
MINING—0.53%
Alcoa Inc.
5.40%, 04/15/21	2,000	1,905,208
6.15%, 08/15/20(c)	5,250	5,259,917
AngloGold Ashanti Holdings PLC
5.38%, 04/15/20	1,900	1,856,771
Barrick Gold Corp.
1.75%, 05/30/14	2,000	2,010,140
2.90%, 05/30/16	1,000	1,018,835
Barrick North America Finance LLC
4.40%, 05/30/21	1,900	1,986,993
5.70%, 05/30/41	3,100	3,381,062
BHP Billiton Finance (USA) Ltd.
3.25%, 11/21/21	3,000	3,017,781
4.80%, 04/15/13	9,618	10,165,514
Freeport-McMoRan Copper & Gold Inc.
8.38%, 04/01/17	5,021	5,341,089
Newmont Mining Corp.
5.88%, 04/01/35	250	278,352
6.25%, 10/01/39	2,200	2,504,935
Rio Tinto Finance (USA) Ltd.
2.25%, 09/20/16(c)	850	858,330
3.75%, 09/20/21(c)	700	708,571
5.20%, 11/02/40	800	876,018
9.00%, 05/01/19	9,235	12,422,433
Southern Copper Corp.
6.75%, 04/16/40	2,000	2,001,790
Teck Resources Ltd.
4.75%, 01/15/22(c)	1,500	1,547,348
10.25%, 05/15/16	6,000	7,012,500
Vale Overseas Ltd.
6.88%, 11/21/36	8,618	9,418,974

		73,572,561

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

November 30, 2011

MULTI-NATIONAL—1.42%
African Development Bank
3.00%, 05/27/14	5,020	5,302,104
Asian Development Bank
1.63%, 07/15/13	3,000	3,053,619
2.63%, 02/09/15	5,020	5,292,591
2.75%, 05/21/14(c)	7,383	7,747,056
Corporacion Andina de Fomento
3.75%, 01/15/16	3,000	3,027,945
European Investment Bank
1.63%, 09/01/15	250	249,069
2.13%, 07/15/16	6,000	6,051,462
2.50%, 05/16/16	9,100	9,330,048
2.88%, 09/15/20	2,000	1,952,590
3.13%, 06/04/14	18,000	18,778,356
4.00%, 02/16/21	13,000	13,579,735
4.63%, 05/15/14(c)	48,087	51,863,320
Inter-American Development Bank
4.38%, 09/20/12	18,764	19,368,839
Inter-American Development Bank Series E
3.88%, 09/17/19	5,000	5,675,745
International Bank for Reconstruction and Development
1.00%, 09/15/16	11,000	10,973,138
1.75%, 07/15/13	5,000	5,117,085
2.00%, 04/02/12	10,214	10,277,460
5.00%, 04/01/16	5,020	5,819,781
7.63%, 01/19/23	1,000	1,405,460
International Finance Corp.
2.75%, 04/20/15	3,000	3,168,909
International Finance Corp. Series G
3.00%, 04/22/14	3,046	3,176,061
Nordic Investment Bank
2.63%, 10/06/14	5,020	5,287,752

		196,498,125
OFFICE & BUSINESS EQUIPMENT—0.08%
Pitney Bowes Inc.
4.75%, 05/15/18(c)	1,863	1,871,162
5.25%, 01/15/37	2,100	2,087,698
Xerox Corp.
4.50%, 05/15/21	850	845,456
6.35%, 05/15/18(c)	5,020	5,608,695

		10,413,011
OIL & GAS—1.52%
Anadarko Petroleum Corp.
5.95%, 09/15/16	11,032	12,337,615
6.45%, 09/15/36	1,000	1,114,201
Apache Corp.
5.25%, 04/15/13	6,731	7,142,816
6.00%, 01/15/37	1,000	1,234,310
BP Capital Markets PLC
3.13%, 10/01/15	800	825,662
3.20%, 03/11/16	500	519,542
3.56%, 11/01/21	800	808,049
3.63%, 05/08/14	1,626	1,706,458
3.88%, 03/10/15	1,755	1,852,501
4.74%, 03/11/21(c)	1,500	1,656,279
4.75%, 03/10/19	2,100	2,297,988
5.25%, 11/07/13	2,500	2,684,165

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

November 30, 2011

Canadian Natural Resources Ltd.
5.70%, 05/15/17	9,618	11,189,225
Cenovus Energy Inc.
5.70%, 10/15/19	4,500	5,151,739
Chevron Corp.
3.95%, 03/03/14	4,515	4,837,181
ConocoPhillips
5.90%, 10/15/32	20,292	24,287,535
Devon Energy Corp.
4.00%, 07/15/21	500	537,585
5.60%, 07/15/41	900	1,018,081
6.30%, 01/15/19	6,250	7,575,087
Encana Corp.
5.90%, 12/01/17(c)	5,080	5,694,528
6.50%, 02/01/38	2,000	2,293,174
Ensco PLC
3.25%, 03/15/16	350	356,242
4.70%, 03/15/21	5,450	5,531,581
EOG Resources Inc.
2.50%, 02/01/16	1,500	1,535,538
4.10%, 02/01/21	1,650	1,771,059
EQT Corp.
4.88%, 11/15/21	1,900	1,881,467
Hess Corp.
5.60%, 02/15/41	4,500	4,781,088
Husky Energy Inc.
7.25%, 12/15/19	2,850	3,426,361
Marathon Oil Corp.
6.00%, 10/01/17	1,498	1,736,019
Marathon Petroleum Corp.
3.50%, 03/01/16	150	150,264
5.13%, 03/01/21	1,100	1,120,587
6.50%, 03/01/41	1,700	1,854,683
Nexen Inc.
6.20%, 07/30/19	2,000	2,277,590
6.40%, 05/15/37	250	255,313
7.50%, 07/30/39	1,000	1,139,930
Noble Energy Inc.
6.00%, 03/01/41	1,300	1,450,652
Noble Holding International Ltd.
3.45%, 08/01/15	500	523,551
4.90%, 08/01/20	1,000	1,067,511
6.20%, 08/01/40	1,000	1,120,302
Occidental Petroleum Corp.
2.50%, 02/01/16	1,000	1,042,022
3.13%, 02/15/22	7,750	7,806,133
4.10%, 02/01/21	500	548,349
Pemex Project Funding Master Trust
5.75%, 03/01/18	5,020	5,484,350
Petrobras International Finance Co.
5.75%, 01/20/20	7,530	7,816,260
6.75%, 01/27/41	1,750	1,905,957
7.88%, 03/15/19	2,548	2,979,866
Petroleos Mexicanos
6.50%, 06/02/41	800	864,000
8.00%, 05/03/19	5,020	6,174,600
Shell International Finance BV
4.00%, 03/21/14	2,700	2,898,706
6.38%, 12/15/38	6,451	8,537,905
Statoil ASA
1.80%, 11/23/16	1,000	1,003,125
5.10%, 08/17/40	1,500	1,712,348
5.25%, 04/15/19	5,000	5,706,020

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

November 30, 2011

Suncor Energy Inc.
6.10%, 06/01/18	1,451	1,698,577
6.50%, 06/15/38	4,520	5,222,272
6.85%, 06/01/39	1,226	1,486,768
Talisman Energy Inc.
3.75%, 02/01/21	2,250	2,183,603
7.75%, 06/01/19	1,000	1,215,325
Total Capital SA
2.30%, 03/15/16	1,000	1,024,059
4.45%, 06/24/20	5,000	5,511,535
Transocean Inc.
4.95%, 11/15/15	250	253,531
5.05%, 12/15/16	500	499,530
6.50%, 11/15/20(c)	1,000	994,604
6.80%, 03/15/38	3,000	2,827,959
Valero Energy Corp.
9.38%, 03/15/19	4,070	5,054,602

		211,195,465
OIL & GAS SERVICES—0.17%
Baker Hughes Inc.
3.20%, 08/15/21(b)	3,400	3,456,743
5.13%, 09/15/40	750	841,914
Cameron International Corp.
4.50%, 06/01/21	1,000	1,070,136
5.95%, 06/01/41	500	548,840
Halliburton Co.
4.50%, 11/15/41	1,650	1,652,099
6.15%, 09/15/19	3,750	4,569,630
Weatherford International Ltd.
9.63%, 03/01/19	9,125	11,679,872

		23,819,234
PACKAGING & CONTAINERS—0.01%
Bemis Co. Inc.
4.50%, 10/15/21	200	208,396
Sonoco Products Co.
4.38%, 11/01/21	120	122,417
5.75%, 11/01/40	1,200	1,226,947

		1,557,760
PHARMACEUTICALS—0.89%
Abbott Laboratories
2.70%, 05/27/15	200	209,505
4.13%, 05/27/20	1,100	1,181,787
5.13%, 04/01/19	5,039	5,720,288
5.88%, 05/15/16	8,743	10,236,086
AmerisourceBergen Corp.
5.88%, 09/15/15	4,507	5,120,943
Aristotle Holding Inc.
2.75%, 11/21/14(b)	1,000	1,010,284
4.75%, 11/15/21(b)	1,000	1,010,261
6.13%, 11/15/41(b)	1,000	1,039,788
AstraZeneca PLC
6.45%, 09/15/37	8,243	10,631,945
Bristol-Myers Squibb Co.
5.88%, 11/15/36	3,440	4,208,441
Cardinal Health Inc.
5.50%, 06/15/13(c)	1,750	1,862,912

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

November 30, 2011

Eli Lilly and Co.
5.55%, 03/15/37	5,618	6,643,234
Express Scripts Inc.
3.13%, 05/15/16	4,750	4,715,064
GlaxoSmithKline Capital Inc.
4.38%, 04/15/14	100	108,359
4.85%, 05/15/13	1,250	1,324,717
5.65%, 05/15/18	5,009	5,959,102
6.38%, 05/15/38	2,000	2,560,944
Medco Health Solutions Inc.
2.75%, 09/15/15	1,500	1,486,450
7.13%, 03/15/18	1,726	1,994,704
Merck & Co. Inc.
5.00%, 06/30/19	7,568	8,797,300
Novartis Capital Corp.
2.90%, 04/24/15	5,750	6,036,068
Novartis Securities Investment Ltd.
5.13%, 02/10/19	2,010	2,330,418
Pfizer Inc.
6.20%, 03/15/19	12,670	15,469,234
7.20%, 03/15/39	1,000	1,403,231
Sanofi
1.20%, 09/30/14	400	402,017
1.63%, 03/28/14	500	508,303
2.63%, 03/29/16	500	516,967
4.00%, 03/29/21	1,600	1,719,720
Schering-Plough Corp./Merck & Co. Inc.
6.00%, 09/15/17	250	305,767
6.55%, 09/15/37	2,750	3,686,081
Teva Pharmaceutical Finance Co. BV
2.40%, 11/10/16	1,200	1,203,659
3.65%, 11/10/21(c)	1,100	1,081,071
Teva Pharmaceutical Finance II/III LLC
3.00%, 06/15/15	410	424,266
Teva Pharmaceutical Finance III BV
1.70%, 03/21/14	1,050	1,054,759
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21	1,200	1,179,350
Wyeth
5.50%, 02/01/14	9,918	10,903,562

		124,046,587
PIPELINES—0.71%
Buckeye Partners LP
4.88%, 02/01/21	250	261,349
CenterPoint Energy Resources Corp.
4.50%, 01/15/21	450	469,818
6.00%, 05/15/18	2,500	2,877,963
Duke Capital LLC
6.25%, 02/15/13	21,282	22,381,428
Enbridge Energy Partners LP
4.20%, 09/15/21(c)	1,900	1,935,030
5.50%, 09/15/40	250	259,507
Energy Transfer Partners LP
9.70%, 03/15/19	5,330	6,453,767
Enterprise Products Operating LP Series G
5.60%, 10/15/14	18,756	20,603,147
Kinder Morgan Energy Partners LP
6.95%, 01/15/38	12,222	13,497,427
Magellan Midstream Partners LP
4.25%, 02/01/21	2,000	2,050,274

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

November 30, 2011

NuStar Pipeline Operating Partnership LP
5.88%, 06/01/13	500	528,496
ONEOK Partners LP
6.13%, 02/01/41	2,250	2,508,687
Plains All American Pipeline LP
5.00%, 02/01/21	2,650	2,811,687
8.75%, 05/01/19	250	314,654
Southern Natural Gas Co./Southern Natural Issuing Corp.
4.40%, 06/15/21	850	848,678
Spectra Energy Partners LP
4.60%, 06/15/21	700	717,918
TC Pipelines LP
4.65%, 06/15/21	550	563,769
Tennessee Gas Pipeline Co.
7.50%, 04/01/17	1,800	2,136,740
TransCanada PipeLines Ltd.
3.80%, 10/01/20	1,000	1,052,057
6.10%, 06/01/40	2,000	2,465,546
6.50%, 08/15/18	250	300,682
7.13%, 01/15/19	3,978	4,995,521
7.63%, 01/15/39	1,524	2,110,793
Williams Companies Inc. (The)
8.75%, 03/15/32	1,000	1,350,100
Williams Partners LP
4.13%, 11/15/20	1,450	1,461,314
5.25%, 03/15/20	500	544,011
7.25%, 02/01/17	2,300	2,703,013

		98,203,376
REAL ESTATE—0.02%
Prologis LP
6.25%, 03/15/17	600	647,214
6.88%, 03/15/20	400	442,578
7.63%, 08/15/14	2,100	2,312,883

		3,402,675
REAL ESTATE INVESTMENT TRUSTS—0.29%
AvalonBay Communities Inc.
3.95%, 01/15/21	450	439,541
Boston Properties LP
3.70%, 11/15/18	300	299,993
6.25%, 01/15/13	2,903	3,031,138
Digital Realty Trust LP
5.25%, 03/15/21	1,500	1,471,834
ERP Operating LP
4.75%, 07/15/20	6,500	6,550,355
HCP Inc.
2.70%, 02/01/14(c)	400	398,017
3.75%, 02/01/16(c)	200	200,344
5.38%, 02/01/21(c)	5,650	5,833,071
Health Care REIT Inc.
3.63%, 03/15/16	200	195,500
4.95%, 01/15/21	1,200	1,122,871
6.50%, 03/15/41	1,000	949,608
Healthcare Realty Trust Inc.
5.75%, 01/15/21	500	498,914
Kilroy Realty LP
4.80%, 07/15/18	1,000	979,442
Liberty Property LP
4.75%, 10/01/20	1,000	1,002,081

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

November 30, 2011

National Retail Properties Inc.
5.50%, 07/15/21	700	691,223
Simon Property Group LP
5.10%, 06/15/15	9,618	10,425,470
5.65%, 02/01/20	3,100	3,464,216
UDR Inc.
4.25%, 06/01/18	550	562,841
Ventas Realty LP/Ventas Capital Corp.
3.13%, 11/30/15	750	731,055
4.75%, 06/01/21	500	480,777
Vornado Realty Trust
5.00%, 01/15/22	500	497,730

		39,826,021
RETAIL—0.73%
Best Buy Co. Inc.
3.75%, 03/15/16	150	147,352
5.50%, 03/15/21(c)	400	376,661
CVS Caremark Corp.
4.75%, 05/18/20	1,100	1,210,833
6.13%, 09/15/39	5,270	5,863,323
6.30%, 06/01/37(a)	808	805,980
Darden Restaurants Inc.
4.50%, 10/15/21	2,300	2,323,616
Gap Inc. (The)
5.95%, 04/12/21	3,200	3,026,371
Home Depot Inc. (The)
5.40%, 03/01/16	8,962	10,251,497
5.95%, 04/01/41	1,500	1,785,309
Kohl’s Corp.
4.00%, 11/01/21	300	303,111
Lowe’s Companies Inc.
3.75%, 04/15/21	2,000	2,026,776
3.80%, 11/15/21	650	649,464
5.13%, 11/15/41	800	822,682
5.80%, 04/15/40	2,000	2,227,286
Macy’s Retail Holdings Inc.
5.90%, 12/01/16	5,600	6,222,776
6.38%, 03/15/37	1,400	1,547,253
McDonald’s Corp.
2.63%, 01/15/22	1,200	1,185,793
3.63%, 05/20/21	2,000	2,137,974
5.35%, 03/01/18	3,052	3,586,143
5.80%, 10/15/17	200	243,387
Nordstrom Inc.
4.00%, 10/15/21	1,800	1,838,934
4.75%, 05/01/20(c)	1,100	1,200,184
O’Reilly Automotive Inc.
4.63%, 09/15/21	1,100	1,121,654
Target Corp.
7.00%, 01/15/38	7,232	9,375,789
TJX Companies Inc. (The)
6.95%, 04/15/19	100	125,011
Wal-Mart Stores Inc.
2.80%, 04/15/16	11,250	11,946,375
4.55%, 05/01/13	10,932	11,558,611
6.50%, 08/15/37	11,722	14,783,704
Yum! Brands Inc.
3.75%, 11/01/21	1,300	1,289,213
3.88%, 11/01/20	900	910,469

		100,893,531

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

November 30, 2011

SAVINGS & LOANS—0.00%
Santander Holdings USA Inc.
4.63%, 04/19/16	550	521,175

		521,175
SEMICONDUCTORS—0.12%
Analog Devices Inc.
3.00%, 04/15/16	150	157,490
Applied Materials Inc.
2.65%, 06/15/16	250	254,779
4.30%, 06/15/21	800	830,418
5.85%, 06/15/41	750	836,335
Broadcom Corp.
2.38%, 11/01/15	150	152,674
2.70%, 11/01/18	300	294,974
Intel Corp.
1.95%, 10/01/16	350	353,965
3.30%, 10/01/21	9,100	9,237,292
4.80%, 10/01/41	800	836,153
Texas Instruments Inc.
1.38%, 05/15/14	2,750	2,783,646
2.38%, 05/16/16	700	724,600

		16,462,326
SOFTWARE—0.20%
Fiserv Inc.
3.13%, 06/15/16	125	126,961
4.75%, 06/15/21	1,000	1,041,214
Intuit Inc.
5.75%, 03/15/17	1,000	1,117,521
Microsoft Corp.
0.88%, 09/27/13	1,000	1,009,034
4.00%, 02/08/21(c)	3,750	4,163,047
4.20%, 06/01/19	3,010	3,396,951
4.50%, 10/01/40	700	750,517
Oracle Corp.
5.25%, 01/15/16	9,657	11,077,120
5.38%, 07/15/40(b)	4,000	4,600,924

		27,283,289
TELECOMMUNICATIONS—1.46%
Alltel Corp.
7.00%, 07/01/12	500	517,647
America Movil SAB de CV
2.38%, 09/08/16	700	683,638
5.00%, 03/30/20	5,250	5,610,470
6.13%, 03/30/40	2,150	2,360,648
American Tower Corp.
4.50%, 01/15/18	2,750	2,768,876
4.63%, 04/01/15	1,000	1,042,800
AT&T Inc.
2.40%, 08/15/16(c)	10,000	10,109,130
2.95%, 05/15/16	2,000	2,067,114
3.88%, 08/15/21	5,000	5,062,395
4.45%, 05/15/21	2,700	2,849,097
5.35%, 09/01/40	4,000	4,185,600
5.55%, 08/15/41	5,750	6,234,236
BellSouth Corp.
6.00%, 11/15/34	20,292	22,330,352

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

November 30, 2011

British Telecom PLC
9.88%, 12/15/30(c)	2,540	3,524,707
Cellco Partnership/Verizon Wireless Capital LLC
5.55%, 02/01/14	12,168	13,239,563
Cisco Systems Inc.
4.45%, 01/15/20	6,750	7,506,351
5.90%, 02/15/39	6,230	7,422,272
Deutsche Telekom International Finance BV
8.75%, 06/15/30	6,618	8,991,182
Embarq Corp.
7.08%, 06/01/16	10,532	11,142,192
8.00%, 06/01/36	500	502,833
France Telecom SA
2.75%, 09/14/16	2,000	1,964,388
4.38%, 07/08/14	2,026	2,147,540
5.38%, 07/08/19	1,626	1,757,810
8.50%, 03/01/31	1,400	1,933,576
GTE Corp.
6.84%, 04/15/18	500	593,843
Harris Corp.
4.40%, 12/15/20	1,950	2,005,616
Juniper Networks Inc.
3.10%, 03/15/16	50	51,303
4.60%, 03/15/21	950	981,108
5.95%, 03/15/41	150	158,799
Qwest Corp.
6.75%, 12/01/21	1,500	1,567,500
Rogers Communications Inc.
6.80%, 08/15/18	2,000	2,415,922
Telecom Italia Capital SA
5.25%, 11/15/13	350	336,865
7.72%, 06/04/38	6,148	5,124,592
Telefonica Emisiones SAU
3.99%, 02/16/16	3,350	3,138,360
4.95%, 01/15/15	1,105	1,090,715
5.13%, 04/27/20(c)	3,000	2,645,433
5.46%, 02/16/21	4,300	3,837,716
7.05%, 06/20/36	2,024	1,819,110
Verizon Communications Inc.
1.25%, 11/03/14	2,200	2,197,613
1.95%, 03/28/14	1,000	1,019,638
2.00%, 11/01/16	4,000	3,953,036
3.00%, 04/01/16	500	519,459
4.60%, 04/01/21	500	541,335
6.00%, 04/01/41	1,250	1,470,941
7.75%, 12/01/30	18,542	24,769,442
Virgin Media Secured Finance PLC
5.25%, 01/15/21	200	209,274
Vodafone Group PLC
5.63%, 02/27/17	14,407	16,596,850

		202,998,887
TEXTILES—0.00%
Cintas Corp. No. 2
2.85%, 06/01/16	650	669,257

		669,257
TOYS, GAMES & HOBBIES—0.01%
Mattel Inc.
2.50%, 11/01/16	150	150,178
4.35%, 10/01/20	400	421,867
5.45%, 11/01/41	350	350,397

		922,442

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

November 30, 2011

TRANSPORTATION—0.29%
Burlington Northern Santa Fe Corp.
4.70%, 10/01/19	3,600	3,965,688
6.15%, 05/01/37	4,803	5,918,113
Canadian National Railway Co.
2.85%, 12/15/21(c)	950	938,521
5.55%, 03/01/19	2,000	2,382,576
CSX Corp.
6.00%, 10/01/36	7,207	8,346,931
Norfolk Southern Corp.
3.25%, 12/01/21	2,000	1,988,134
4.84%, 10/01/41(b)	5,407	5,488,013
Ryder System Inc.
3.50%, 06/01/17(c)	700	719,234
3.60%, 03/01/16	1,000	1,037,661
Union Pacific Corp.
4.00%, 02/01/21(c)	2,250	2,388,130
4.75%, 09/15/41	1,000	1,041,669
6.15%, 05/01/37	250	303,335
United Parcel Service Inc.
3.13%, 01/15/21	3,000	3,134,430
6.20%, 01/15/38	1,826	2,302,526

		39,954,961
TRUCKING & LEASING—0.01%
GATX Corp.
3.50%, 07/15/16	1,000	991,398
4.85%, 06/01/21	600	601,354

		1,592,752
WATER—0.00%
Veolia Environnement
5.25%, 06/03/13	200	208,156

		208,156

TOTAL CORPORATE BONDS & NOTES
(Cost: $2,912,170,086)		3,064,929,959

FOREIGN GOVERNMENT BONDS & NOTES(e)—1.68%

BRAZIL—0.26%
Brazil (Federative Republic of)
4.88%, 01/22/21(c)	2,000	2,215,000
5.88%, 01/15/19(c)	2,010	2,343,660
7.13%, 01/20/37	13,042	17,443,675
8.00%, 01/15/18	12,232	14,250,603

		36,252,938
CANADA—0.53%
British Columbia (Province of)
2.10%, 05/18/16(c)	3,000	3,116,190
2.65%, 09/22/21	2,000	2,005,114
Canada (Government of)
2.38%, 09/10/14	1,000	1,050,891

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

November 30, 2011

Export Development Canada
1.50%, 05/15/14	3,000	3,068,871
Hydro-Quebec
2.00%, 06/30/16	14,500	14,732,682
Manitoba (Province of)
1.38%, 04/28/14	3,000	3,049,632
Ontario (Province of)
1.38%, 01/27/14	3,000	3,029,676
2.30%, 05/10/16	11,250	11,593,271
2.70%, 06/16/15	5,000	5,244,670
2.95%, 02/05/15	950	1,003,382
3.00%, 07/16/18	3,000	3,125,118
3.15%, 12/15/17	3,000	3,159,360
4.10%, 06/16/14(c)	5,094	5,507,888
Quebec (Province of)
7.50%, 09/15/29	8,977	13,278,150

		72,964,895
CHILE—0.02%
Chile (Republic of)
3.25%, 09/14/21	3,000	3,007,500

		3,007,500
COLOMBIA—0.09%
Colombia (Republic of)
4.38%, 07/12/21	3,200	3,360,000
7.38%, 01/27/17	1,500	1,805,250
7.38%, 03/18/19	2,000	2,505,000
7.38%, 09/18/37	2,500	3,393,750
8.25%, 12/22/14	1,000	1,177,000

		12,241,000
HUNGARY—0.03%
Hungary (Republic of)
6.38%, 03/29/21(c)	2,000	1,850,000
7.63%, 03/29/41	2,000	1,850,000

		3,700,000
ISRAEL—0.02%
Israel (State of)
5.13%, 03/26/19(c)	3,000	3,326,454

		3,326,454
ITALY—0.15%
Italy (Republic of)
5.25%, 09/20/16	24,042	21,358,432

		21,358,432
JAPAN—0.08%
Japan Finance Corp.
2.13%, 11/05/12	10,035	10,186,107
2.50%, 05/18/16	1,100	1,145,544

		11,331,651
MEXICO—0.25%
United Mexican States

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

November 30, 2011

5.13%, 01/15/20	4,250	4,755,750
5.63%, 01/15/17	10,182	11,520,933
6.38%, 01/16/13(c)	6,157	6,495,635
6.75%, 09/27/34	9,618	12,262,950

		35,035,268
PANAMA—0.05%
Panama (Republic of)
6.70%, 01/26/36	5,000	6,475,000

		6,475,000
PERU—0.07%
Peru (Republic of)
6.55%, 03/14/37	2,000	2,440,000
7.13%, 03/30/19(c)	6,305	7,805,590

		10,245,590
POLAND—0.06%
Poland (Republic of)
3.88%, 07/16/15	5,000	5,025,000
6.38%, 07/15/19	3,000	3,247,500

		8,272,500
SOUTH AFRICA—0.04%
South Africa (Republic of)
5.50%, 03/09/20	3,000	3,285,000
6.25%, 03/08/41	2,000	2,250,000

		5,535,000
SOUTH KOREA—0.03%
Korea (Republic of)
7.13%, 04/16/19(c)	3,000	3,729,048

		3,729,048

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $224,432,455)		233,475,276

MUNICIPAL DEBT OBLIGATIONS—0.80%

CALIFORNIA—0.30%
Bay Area Toll Authority RB Highway Revenue Tolls BAB Series S1
7.04%, 04/01/41	2,500	3,234,975
East Bay Municipal Utility District RB Water Revenue BAB
5.87%, 06/01/40	4,000	4,872,080
Los Angeles Community College District GO BAB
6.75%, 08/01/42	2,000	2,556,060
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue BAB
5.74%, 06/01/39	815	949,720
Los Angeles Department of Water & Power RB Electric Power & Light Revenues BAB Series A
5.72%, 07/01/39	1,000	1,148,950
Series D
6.57%, 07/01/45	1,600	2,050,496

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

November 30, 2011

Los Angeles Department of Water & Power RB Water Revenue BAB Series A
6.60%, 07/01/45	325	422,744
Los Angeles Unified School District GO BAB
5.75%, 07/01/34	1,000	1,106,980
6.76%, 07/01/34	1,250	1,531,487
San Francisco City & County Public Utilities Commission RB Water Revenue BAB
6.00%, 11/01/40	2,500	2,878,375
Santa Clara Valley Transportation Authority RB Sales Tax Revenue BAB
5.88%, 04/01/32	500	587,310
State of California GO
5.95%, 04/01/16	7,127	8,005,830
State of California GO BAB
7.30%, 10/01/39	7,000	8,065,190
7.55%, 04/01/39	1,000	1,190,550
7.70%, 11/01/30	500	555,620
University of California RB College & University Revenue BAB
5.95%, 05/15/26	900	1,018,179
University of California RB Health Hospital Nursing Home Revenue BAB Series F
6.58%, 05/15/30	1,000	1,204,200

		41,378,746
COLORADO—0.00%
Regional Transportation District RB Sales Tax Revenue BAB Series B
5.84%, 11/01/46	500	627,570

		627,570
CONNECTICUT—0.01%
State of Connecticut GO Series A
5.85%, 03/15/32	1,500	1,812,795

		1,812,795
GEORGIA—0.01%
Municipal Electric Authority of Georgia RB Electric Power & Light Revenues BAB Project J, Series 2010A
6.64%, 04/01/18	1,000	1,033,850
Project M, Series 2010A
6.66%, 04/01/18	750	777,203
Project P, Series 2010A
7.06%, 04/01/18	300	299,118

		2,110,171
ILLINOIS—0.11%
Chicago Transit Authority RB Sales Tax Revenue Series A
6.90%, 12/01/40	2,000	2,312,580
City of Chicago GO
7.78%, 01/01/35	400	483,868
City of Chicago RB Port Airport & Marina Revenue BAB
6.40%, 01/01/40	500	587,475
City of Chicago RB Water Revenue BAB
6.74%, 11/01/40	300	377,235
State of Illinois GO
5.10%, 06/01/33	9,233	8,210,445
5.37%, 03/01/17	2,500	2,615,050
5.88%, 03/01/19	450	477,441

		15,064,094

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

November 30, 2011

INDIANA—0.01%
Indianapolis Local Public Improvement Bond Bank RB Miscellaneous Revenue BAB Series B-2
6.12%, 01/15/40	1,000	1,238,570

		1,238,570
MARYLAND—0.01%
Maryland State Transportation Authority RB Transit Revenue BAB
5.89%, 07/01/30	1,500	1,850,520

		1,850,520
MASSACHUSETTS—0.01%
Commonwealth of Massachusetts GO BAB
5.46%, 12/01/39	1,000	1,191,560

		1,191,560
MISSOURI—0.01%
Missouri Highway & Transportation Commission RB Highway Revenue Tolls BAB
5.45%, 05/01/33	1,050	1,205,873

		1,205,873
NEW JERSEY—0.06%
New Jersey Economic Development Authority RB Lease Appropriation Series B
0.00%, 02/15/19 (AGM)	500	353,195
0.00%, 02/15/21 (AGM)	1,000	612,230
New Jersey State Turnpike Authority RB Miscellaneous Revenue BAB Series F
7.41%, 01/01/40	3,044	4,212,896
New Jersey Transportation Trust Fund Authority RB Transit Revenue BAB Series C
5.75%, 12/15/28	660	713,552
6.10%, 12/15/28	1,000	1,080,670
Rutgers - State University of New Jersey/New Brunswick RB College & University Revenue BAB
5.67%, 05/01/40	900	1,068,813

		8,041,356
NEW YORK—0.11%
City of New York GO BAB
5.52%, 10/01/37	1,000	1,104,610
Metropolitan Transportation Authority RB Transit Revenue BAB
6.81%, 11/15/40	500	625,050
7.34%, 11/15/39	790	1,085,760
Series C-1
6.69%, 11/15/40	1,000	1,169,730
New York City Municipal Water Finance Authority RB Water Revenue BAB
5.72%, 06/15/42	2,645	3,161,859
New York City Transitional Finance Authority RB Sales Tax Revenue BAB
5.51%, 08/01/37	1,000	1,152,820
New York State Dormitory Authority RB Income Tax Revenue BAB
5.60%, 03/15/40	1,500	1,748,925
Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
4.93%, 10/01/47	2,000	2,017,140
5.65%, 11/01/40	1,205	1,359,999

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

November 30, 2011

State of New York GO BAB
5.97%, 03/01/36	1,250	1,463,063

		14,888,956
OHIO—0.03%
American Municipal Power Inc. RB Electric Power & Light Revenues BAB
5.94%, 02/15/44	1,300	1,387,503
Series E
6.27%, 02/15/21	1,200	1,309,236
Northeast Regional Sewer District RB Sewer Revenue BAB
6.04%, 11/15/40	900	999,378
Ohio State University (The) RB General Receipts Revenue BAB
4.91%, 06/01/40	535	596,274

		4,292,391
PENNSYLVANIA—0.02%
Commonwealth of Pennsylvania GO BAB
4.65%, 02/15/26	1,000	1,111,990
Pennsylvania Turnpike Commission RB Highway Revenue Tolls BAB Series B
5.51%, 12/01/40	1,000	1,103,520

		2,215,510
PUERTO RICO—0.01%
Government Development Bank for Puerto Rico RB Miscellaneous Revenue Series B
3.67%, 05/01/14	1,300	1,322,763

		1,322,763
TEXAS—0.09%
Dallas Area Rapid Transit RB Sales Tax Revenue BAB
4.92%, 12/01/41	1,285	1,397,733
5.02%, 12/01/42	500	550,365
Dallas Convention Center Hotel Development Corp. RB Hotel Occupancy Tax BAB
7.09%, 01/01/26	700	777,644
State of Texas GO BAB Series A
4.68%, 04/01/40	2,000	2,203,960
Texas State Transportation Commission RB Highway Revenue Tolls BAB Series B
5.18%, 04/01/30	5,000	5,757,150
University of Texas System RB College & University Revenue BAB Series C
4.79%, 08/15/31	1,500	1,686,810

		12,373,662
WASHINGTON—0.01%
State of Washington GO BAB
5.14%, 08/01/40	1,000	1,141,090

		1,141,090

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $99,705,796)		110,755,627

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

November 30, 2011

U.S. GOVERNMENT & AGENCY OBLIGATIONS—72.14%

MORTGAGE-BACKED SECURITIES—31.82%
Federal Home Loan Mortgage Corp.
2.99%, 11/01/40(a)	22,329	23,234,245
3.00%, 12/01/26(f)	15,000	15,346,875
3.13%, 11/01/40(a)	11,737	12,241,250
3.26%, 08/01/41(a)	8,029	8,363,374
3.34%, 11/01/40(a)	12,951	13,463,938
3.50%, 03/01/26	22,238	23,066,527
3.50%, 12/01/26(f)	31,899	33,050,355
4.00%, 10/01/25	30,196	31,603,204
4.00%, 02/01/26	11,519	12,069,686
4.00%, 05/01/26	15,640	16,388,078
4.00%, 12/01/26(f)	18,053	18,885,130
4.00%, 01/01/41	65,777	68,531,264
4.00%, 02/01/41	16,279	16,961,025
4.00%, 03/01/41	14,563	15,175,384
4.00%, 09/01/41	22,717	23,750,381
4.00%, 12/01/41(f)	25,643	26,672,727
4.50%, 04/01/22	17,474	18,610,115
4.50%, 07/01/24	7,588	8,030,503
4.50%, 09/01/24	4,648	4,918,574
4.50%, 12/01/26(f)	13,229	13,989,667
4.50%, 08/01/30	27,745	29,298,571
4.50%, 03/01/39	4,843	5,104,856
4.50%, 06/01/39	24,163	25,469,986
4.50%, 09/01/39	9,599	10,117,983
4.50%, 10/01/39	20,448	21,554,484
4.50%, 11/01/39	8,562	9,024,772
4.50%, 12/01/39	22,138	23,335,992
4.50%, 01/01/40	9,483	9,996,425
4.50%, 08/01/40	32,373	34,134,987
4.50%, 11/01/40	41,903	44,183,294
4.50%, 02/01/41	40,501	42,670,044
4.50%, 05/01/41	25,728	27,578,443
4.50%, 12/01/41(f)	40,178	42,299,901
5.00%, 12/01/24	24,198	26,032,794
5.00%, 08/01/25	17,918	19,402,927
5.00%, 12/01/26(f)	8,430	8,991,122
5.00%, 06/01/33	7,063	7,598,387
5.00%, 12/01/33	28,078	30,080,847
5.00%, 07/01/35	24,051	25,751,536
5.00%, 01/01/36	24,931	26,693,059
5.00%, 03/01/38	60,596	64,860,875
5.00%, 08/01/40	8,109	8,678,626
5.00%, 09/01/40	29,306	31,364,122
5.00%, 08/01/41	6,887	7,417,220
5.00%, 12/01/41(f)	29,370	31,402,955
5.10%, 12/01/38(a)	14,619	15,598,258
5.50%, 02/01/34	25,192	27,326,210
5.50%, 05/01/35	19,453	21,077,452
5.50%, 05/01/36	20,950	22,666,736
5.50%, 07/01/36	42,107	45,556,170
5.50%, 03/01/38	27,099	29,276,954
5.50%, 04/01/38	7,480	8,130,439
5.50%, 12/01/41(f)	18,754	20,236,738
6.00%, 10/01/36	10,064	11,149,454
6.00%, 02/01/37	13,712	15,041,326
6.00%, 11/01/37	61,965	67,814,805
6.00%, 12/01/41(f)	5,341	5,830,035

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

November 30, 2011

Federal National Mortgage Association
1.83%, 02/01/36(a)	8,529	8,784,973
2.75%, 08/01/41(a)	11,490	11,887,023
3.00%, 12/01/26(f)	21,000	21,508,594
3.50%, 01/01/26	13,989	14,549,702
3.50%, 02/01/26	26,871	27,947,120
3.50%, 08/01/26	12,210	12,699,244
3.50%, 10/01/26	13,001	13,521,352
3.50%, 12/01/26(f)	8,994	9,343,923
3.50%, 09/01/40	9,927	10,136,063
3.50%, 11/01/40	10,963	11,192,388
3.50%, 12/01/40	4,927	5,029,719
3.50%, 03/01/41	7,181	7,331,640
3.50%, 12/01/41(f)	9,000	9,178,594
3.60%, 05/01/40(a)	14,231	14,920,716
4.00%, 10/01/25	54,138	56,880,620
4.00%, 11/01/25	5,099	5,356,950
4.00%, 03/01/26	9,093	9,564,629
4.00%, 06/01/26	8,714	9,165,862
4.00%, 12/01/26(f)	12,363	12,983,082
4.00%, 12/01/30	15,904	16,682,112
4.00%, 01/01/31	4,790	5,024,099
4.00%, 02/01/31	4,715	4,946,102
4.00%, 10/01/31	15,884	16,660,532
4.00%, 12/01/39	854	890,354
4.00%, 07/01/40	82,239	85,842,473
4.00%, 09/01/40	34,261	35,738,962
4.00%, 12/01/40	65,277	68,091,795
4.00%, 09/01/41	15,707	16,396,451
4.00%, 10/01/41	14,841	15,492,396
4.00%, 12/01/41(f)	37,450	39,024,070
4.50%, 09/01/18	14,369	15,359,681
4.50%, 10/01/24	18,860	20,066,420
4.50%, 12/01/26(f)	49,324	52,445,284
4.50%, 08/01/31	13,841	14,676,589
4.50%, 03/01/36	11,569	12,317,704
4.50%, 09/01/39	43,481	46,023,163
4.50%, 12/01/39	17,647	18,679,058
4.50%, 08/01/40	116,431	123,237,772
4.50%, 09/01/40	56,749	60,066,800
4.50%, 01/01/41	52,345	55,405,346
4.50%, 04/01/41	10,488	11,100,885
4.50%, 05/01/41	8,990	9,588,352
4.50%, 06/01/41	9,743	10,391,606
4.50%, 08/01/41	31,572	33,417,988
4.50%, 12/01/41(f)	29,887	31,600,833
4.74%, 04/01/38(a)	11,345	12,162,562
5.00%, 08/01/20	19,653	21,220,139
5.00%, 12/01/23	9,342	10,046,168
5.00%, 12/01/26(f)	14,897	15,979,360
5.00%, 11/01/33	54,680	58,851,037
5.00%, 04/01/35	34,302	36,918,096
5.00%, 02/01/36	44,260	47,614,971
5.00%, 06/01/39	68,977	74,205,705
5.00%, 03/01/40	24,921	26,821,689
5.00%, 06/01/41	9,510	10,297,915
5.00%, 08/01/41	10,514	11,427,995
5.00%, 12/01/41(f)	39,875	42,859,395
5.50%, 01/01/24	25,393	27,499,853
5.50%, 12/01/26(f)	13,176	14,256,844
5.50%, 02/01/30	13,046	14,167,481
5.50%, 05/01/33	23,085	25,198,598
5.50%, 11/01/33	41,904	45,741,297

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

November 30, 2011

5.50%, 09/01/34	60,348	65,854,322
5.50%, 05/01/37	56,638	61,576,404
5.50%, 03/01/38	30,295	32,977,313
5.50%, 06/01/38	22,223	24,153,553
5.50%, 11/01/38	11,549	12,631,371
5.50%, 12/01/41(f)	21,564	23,410,417
6.00%, 01/01/25	14,259	15,478,936
6.00%, 03/01/34	26,376	28,977,412
6.00%, 05/01/34	1,830	2,046,020
6.00%, 08/01/34	4,464	4,944,629
6.00%, 11/01/34	1,571	1,738,454
6.00%, 09/01/36	51,036	56,092,748
6.00%, 08/01/37	49,764	54,616,961
6.00%, 03/01/38	7,250	8,021,565
6.00%, 05/01/38	3,751	4,150,376
6.00%, 06/01/39	40,695	45,032,953
6.00%, 10/01/39	3,752	4,151,329
6.00%, 12/01/41(f)	16,106	17,653,686
6.50%, 08/01/36	864	964,326
6.50%, 09/01/36	4,917	5,489,839
6.50%, 10/01/36	796	888,476
6.50%, 12/01/36	762	851,145
6.50%, 07/01/37	1,197	1,335,851
6.50%, 08/01/37	45,141	50,226,726
6.50%, 10/01/37	2,408	2,688,545
6.50%, 11/01/37	654	727,312
6.50%, 12/01/37	17,016	19,066,735
6.50%, 06/01/38	707	785,758
6.50%, 10/01/39	17,000	18,915,536
7.00%, 04/01/37	14,775	16,779,630
Government National Mortgage Association
3.50%, 12/01/41(f)	10,000	10,370,312
4.00%, 09/20/40	34,857	37,145,586
4.00%, 01/20/41	10,286	10,961,339
4.00%, 02/15/41	25,309	27,038,369
4.00%, 07/15/41	17,711	18,920,450
4.00%, 09/20/41	14,950	15,931,975
4.00%, 12/01/41(f)	41,435	44,186,543
4.50%, 03/15/39	15,675	17,091,474
4.50%, 04/15/39	11,449	12,483,473
4.50%, 08/15/39	34,060	37,138,520
4.50%, 11/20/39	14,007	15,227,434
4.50%, 01/20/40	3,658	3,976,913
4.50%, 06/15/40	20,682	22,547,285
4.50%, 07/15/40	9,310	10,130,882
4.50%, 08/20/40	25,544	27,770,217
4.50%, 09/15/40	36,957	40,217,081
4.50%, 10/20/40	47,497	51,636,669
4.50%, 06/20/41	50,332	54,719,442
4.50%, 09/20/41	29,976	32,588,773
4.50%, 12/01/41(f)	29,228	31,762,616
5.00%, 01/15/39	35,657	39,300,075
5.00%, 07/15/39	35,881	39,543,766
5.00%, 05/15/40	22,855	25,187,214
5.00%, 07/20/40	86,273	95,199,184
5.00%, 08/20/40	28,168	31,081,915
5.00%, 12/01/41(f)	9,440	10,391,375
5.50%, 03/15/36	9,390	10,554,520
5.50%, 03/20/39	18,777	20,974,512
5.50%, 12/15/39	6,855	7,669,137
5.50%, 01/15/40	41,132	46,009,434
5.50%, 12/01/41(f)	18,141	20,272,567
6.00%, 03/15/37	32,100	36,269,246

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

November 30, 2011

6.00%, 11/15/39	8,210	9,254,237
6.00%, 12/01/41(f)	3,274	3,684,273
6.50%, 10/20/38	21,672	24,472,333

		4,417,456,682
U.S. GOVERNMENT AGENCY OBLIGATIONS—6.11%
Federal Home Loan Banks
3.63%, 05/29/13(c)	50,200	52,641,377
3.88%, 06/14/13	50,200	52,894,987
5.00%, 11/17/17(c)	6,235	7,450,382
Federal Home Loan Mortgage Corp.
2.50%, 05/27/16	20,180	21,275,693
4.50%, 01/15/13(c)	260,424	272,771,223
6.25%, 07/15/32	27,301	38,785,275
Federal National Mortgage Association
1.50%, 06/26/13	26,675	27,165,527
2.63%, 11/20/14(c)	95,877	101,484,654
5.00%, 04/15/15(c)	79,229	90,236,840
5.00%, 05/11/17(c)	114,616	135,591,989
6.63%, 11/15/30(c)	10,350	15,016,918
7.25%, 05/15/30(c)	5,640	8,636,081
Tennessee Valley Authority
4.88%, 01/15/48	10,480	12,584,352
5.50%, 07/18/17(c)	9,270	11,169,951

		847,705,249
U.S. GOVERNMENT OBLIGATIONS—34.21%
U.S. Treasury Bonds
3.75%, 08/15/41(c)	13,690	15,576,646
3.88%, 08/15/40	13,730	15,931,084
4.25%, 11/15/40	2,340	2,889,900
4.38%, 11/15/39(c)	41,077	51,692,858
4.38%, 05/15/40	13,818	17,397,719
4.38%, 05/15/41	18,000	22,713,750
4.50%, 08/15/39(c)	62,860	80,578,662
4.63%, 02/15/40(c)	165,172	215,988,157
4.75%, 02/15/37	15,000	19,802,340
4.75%, 02/15/41(c)	77,950	104,111,969
6.25%, 05/15/30	38,468	58,104,721
7.63%, 02/15/25(c)	137,965	219,321,305
8.75%, 05/15/17(c)	3,450	4,860,457
U.S. Treasury Notes
0.38%, 10/31/12	1,950	1,954,189
0.50%, 10/15/14(c)	50,300	50,465,034
0.75%, 09/15/13	156,020	157,409,514
1.00%, 08/31/16	60,250	60,570,048
1.00%, 09/30/16(c)	30,880	31,017,509
1.13%, 06/15/13(c)	93,400	94,684,250
1.25%, 09/30/15	24,740	25,331,434
1.38%, 02/15/13(c)	58,700	59,543,813
1.38%, 03/15/13(c)	2,860	2,903,907
1.38%, 05/15/13(c)	105,592	107,357,393
1.75%, 04/15/13	11,334	11,574,848
1.88%, 10/31/17	141,240	146,448,225
2.00%, 04/30/16(c)	3,610	3,802,344
2.13%, 05/31/15	26,690	28,160,032
2.13%, 08/15/21(c)	29,410	29,609,900
2.38%, 09/30/14	166,831	176,163,192
2.38%, 02/28/15(c)	38,122	40,459,946
2.38%, 05/31/18(c)	46,000	48,799,514
2.50%, 03/31/15(c)	113,547	121,140,456

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

November 30, 2011

2.50%, 06/30/17	3,450	3,708,481
2.63%, 12/31/14	63,737	68,014,326
2.63%, 04/30/18	56,000	60,392,528
2.63%, 08/15/20(c)	14,820	15,721,930
3.00%, 08/31/16(c)	120,780	132,735,288
3.13%, 08/31/13	315,960	331,794,967
3.13%, 01/31/17(c)	64,212	71,054,559
3.13%, 05/15/21	21,500	23,597,927
3.38%, 07/31/13(c)	248,098	261,055,414
3.50%, 05/15/20(c)	54,340	61,624,929
3.63%, 02/15/20(c)	300,359	343,699,903
3.63%, 02/15/21	19,643	22,437,531
4.00%, 02/15/15	77,640	86,344,143
4.25%, 08/15/15(c)	48,670	55,225,265
4.75%, 05/15/14(c)	451,152	499,791,599
7.50%, 11/15/16(c)	284,311	374,957,307
8.13%, 08/15/19(c)	188,158	277,885,846
8.88%, 08/15/17(c)	22,050	31,529,780

		4,747,936,839

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $9,552,096,899)		10,013,098,770

Security	Shares	Value

SHORT-TERM INVESTMENTS—21.37%

MONEY MARKET FUNDS—21.37%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(d)(g)(h)	2,011,033,180	2,011,033,180
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%(d)(g)(h)	234,415,676	234,415,676
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(d)(g)	720,442,226	720,442,226

		2,965,891,082

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,965,891,082)		2,965,891,082

TOTAL INVESTMENTS IN SECURITIES—120.18%
(Cost: $16,009,561,220)		16,680,299,511
Other Assets, Less Liabilities—(20.18)%		(2,800,533,584)

NET ASSETS—100.00%		$13,879,765,927

BAB - Build America Bonds

GO - General Obligation

RB - Revenue Bond

Insured by:

AGM - Assured Guaranty Municipal Corp.

(a)	Variable rate security. Rate shown is as of report date.
(b)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	Affiliated issuer. See Note 2.
(e)	Investments are denominated in U.S. dollars.
(f)	To-be-announced (TBA). See Note 1.
(g)	The rate quoted is the annualized seven-day yield of the fund at period end.
(h)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS CREDIT BOND FUND

November 30, 2011

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES—88.41%

ADVERTISING—0.09%
Interpublic Group of Companies Inc. (The)
10.00%, 07/15/17	$200	$229,250
Omnicom Group Inc.
4.45%, 08/15/20	200	201,136
WPP Finance 2010
4.75%, 11/21/21(a)	600	586,032

		1,016,418
AEROSPACE & DEFENSE—1.26%
Boeing Co. (The)
3.50%, 02/15/15	300	322,007
4.88%, 02/15/20	350	399,533
5.00%, 03/15/14	825	904,266
5.88%, 02/15/40	250	304,953
6.88%, 03/15/39	450	616,734
General Dynamics Corp.
2.25%, 07/15/16	150	153,952
3.88%, 07/15/21	100	107,950
4.25%, 05/15/13	765	804,482
Goodrich Corp.
6.80%, 07/01/36	250	333,050
L-3 Communications Corp.
4.95%, 02/15/21	550	535,310
5.20%, 10/15/19	300	298,642
Lockheed Martin Corp.
2.13%, 09/15/16	200	198,834
3.35%, 09/15/21	2,000	1,939,718
4.25%, 11/15/19	300	312,942
6.15%, 09/01/36	618	695,227
Northrop Grumman Corp.
3.50%, 03/15/21	750	740,021
5.05%, 08/01/19	500	550,924
Raytheon Co.
3.13%, 10/15/20	250	246,278
4.88%, 10/15/40	250	257,984
6.40%, 12/15/18	150	180,727
Rockwell Collins Inc.
3.10%, 11/15/21	50	49,493
5.25%, 07/15/19	100	115,059
United Technologies Corp.
4.50%, 04/15/20(b)	1,150	1,270,421
4.88%, 05/01/15	550	615,209
5.70%, 04/15/40	350	414,246
6.05%, 06/01/36	285	348,119
6.13%, 02/01/19	725	882,925

		13,599,006
AGRICULTURE—1.08%
Altria Group Inc.
4.13%, 09/11/15	200	216,219
4.75%, 05/05/21	500	522,378
9.25%, 08/06/19	950	1,223,417
9.70%, 11/10/18	1,525	1,996,833

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

November 30, 2011

10.20%, 02/06/39	600	861,816
Archer-Daniels-Midland Co.
5.38%, 09/15/35	171	194,268
5.45%, 03/15/18	580	678,080
5.77%, 03/01/41	500	612,384
Bunge Ltd. Finance Corp.
4.10%, 03/15/16	350	355,420
8.50%, 06/15/19	100	119,993
Lorillard Tobacco Co.
3.50%, 08/04/16	100	100,408
6.88%, 05/01/20(b)	500	550,335
Philip Morris International Inc.
2.50%, 05/16/16	300	307,588
4.88%, 05/16/13	600	635,072
5.65%, 05/16/18	800	930,039
6.38%, 05/16/38	500	611,902
6.88%, 03/17/14	900	1,016,030
Reynolds American Inc.
6.75%, 06/15/17	580	658,269
7.25%, 06/15/37	114	127,003

		11,717,454
AIRLINES—0.18%
American Airlines Inc. 2011-1 Pass Through Trust Class A
5.25%, 01/31/21(b)	50	42,812
American Airlines Inc. 2011-2 Pass Through Trust Class A
8.63%, 04/15/23	150	144,000
Continental Airlines Inc. 2007-1 Pass Through Trust Class A
5.98%, 04/19/22	232	238,760
Continental Airlines Inc. 2009-2 Pass Through Trust Class A
7.25%, 05/10/21	463	491,235
Delta Air Lines Inc. 2009-1 Pass Through Trust Class A
7.75%, 06/17/21	234	251,235
Delta Air Lines Inc. 2010-2A Pass Through Trust Class A
4.95%, 05/23/19(b)	95	95,322
Southwest Airlines Co.
5.25%, 10/01/14	600	641,486

		1,904,850
APPAREL—0.01%
VF Corp.
3.50%, 09/01/21	150	150,963

		150,963
AUTO MANUFACTURERS—0.12%
Daimler Finance North America LLC
6.50%, 11/15/13	546	593,124
8.50%, 01/18/31	550	740,277

		1,333,401
AUTO PARTS & EQUIPMENT—0.09%
BorgWarner Inc.
4.63%, 09/15/20	100	104,809
Johnson Controls Inc.
4.25%, 03/01/21	350	365,768
5.00%, 03/30/20	250	273,078
5.70%, 03/01/41	200	221,639

		965,294

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

November 30, 2011

BANKS—19.00%
Abbey National Capital Trust I
8.96%, 06/30/30(c)	250	225,000
Abbey National Treasury Services PLC
4.00%, 04/27/16	1,300	1,160,266
American Express Bank FSB
5.50%, 04/16/13	1,200	1,255,303
Associated Banc-Corp
5.13%, 03/28/16	100	101,250
Bank of America Corp.
3.70%, 09/01/15	1,200	1,075,086
4.50%, 04/01/15	700	650,732
4.88%, 01/15/13	70	69,945
4.90%, 05/01/13	1,000	994,548
5.00%, 05/13/21	4,700	3,980,171
5.25%, 12/01/15(b)	700	669,300
5.42%, 03/15/17	700	629,393
5.63%, 07/01/20	1,000	882,352
5.65%, 05/01/18	800	704,191
5.75%, 12/01/17	250	228,028
5.88%, 01/05/21	500	442,910
6.50%, 08/01/16	1,650	1,595,080
7.38%, 05/15/14	250	251,847
7.63%, 06/01/19	400	390,133
Bank of America N.A.
5.30%, 03/15/17	1,000	877,464
6.00%, 10/15/36	426	354,746
Bank of Montreal
1.75%, 04/29/14(b)	300	303,977
Bank of New York Mellon Corp. (The)
2.30%, 07/28/16	1,500	1,499,059
3.55%, 09/23/21(b)	250	247,946
4.30%, 05/15/14	1,250	1,338,429
4.95%, 11/01/12	1,430	1,487,306
5.45%, 05/15/19	200	225,082
Bank of Nova Scotia
2.25%, 01/22/13	750	760,560
2.90%, 03/29/16	500	515,915
3.40%, 01/22/15	1,350	1,416,118
4.38%, 01/13/21	150	161,366
Barclays Bank PLC
2.50%, 01/23/13	600	595,324
5.00%, 09/22/16	350	355,129
5.13%, 01/08/20	1,350	1,319,805
5.14%, 10/14/20(b)	250	204,934
5.20%, 07/10/14	450	466,124
6.75%, 05/22/19	750	798,717
BB&T Capital Trust II
6.75%, 06/07/36	228	227,673
BB&T Corp.
2.05%, 04/28/14(b)	500	506,368
3.20%, 03/15/16	1,000	1,033,206
6.85%, 04/30/19	900	1,087,259
BBVA U.S. Senior SA Unipersonal
3.25%, 05/16/14(b)	500	463,890
BNP Paribas SA
3.25%, 03/11/15	1,250	1,173,489
5.00%, 01/15/21(b)	1,250	1,140,990
Canadian Imperial Bank of Commerce
1.45%, 09/13/13	200	199,810
2.35%, 12/11/15	300	299,954

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

November 30, 2011

Capital One Bank (USA) N.A.
8.80%, 07/15/19	850	989,680
Capital One Financial Corp.
2.13%, 07/15/14	150	147,771
3.15%, 07/15/16	150	149,589
6.75%, 09/15/17(b)	250	278,802
7.38%, 05/23/14	1,250	1,366,965
Citigroup Inc.
3.95%, 06/15/16	2,000	1,961,706
4.75%, 05/19/15	350	351,830
5.00%, 09/15/14	1,600	1,600,781
5.38%, 08/09/20	1,750	1,756,478
5.50%, 04/11/13	1,547	1,584,617
6.00%, 12/13/13	1,000	1,035,048
6.00%, 08/15/17	750	780,526
6.00%, 10/31/33	855	741,685
6.13%, 11/21/17	750	781,098
6.13%, 05/15/18	500	520,870
6.50%, 08/19/13	1,000	1,040,679
6.88%, 03/05/38	1,250	1,317,942
8.13%, 07/15/39	1,150	1,331,858
8.50%, 05/22/19	1,600	1,851,322
Comerica Bank
5.75%, 11/21/16	1,000	1,092,879
Credit Suisse New York
3.50%, 03/23/15	1,600	1,587,434
4.38%, 08/05/20	1,000	965,283
5.00%, 05/15/13	1,777	1,831,069
5.30%, 08/13/19	250	254,261
5.40%, 01/14/20	1,050	958,831
5.50%, 05/01/14(b)	1,400	1,477,665
Deutsche Bank AG London
3.25%, 01/11/16	1,000	999,827
3.45%, 03/30/15	1,000	1,005,775
4.88%, 05/20/13	1,466	1,505,890
5.38%, 10/12/12	570	584,285
6.00%, 09/01/17	450	500,488
Discover Bank
7.00%, 04/15/20	550	563,194
Export-Import Bank of Korea (The)
5.13%, 06/29/20	1,000	1,037,510
8.13%, 01/21/14(b)	800	887,290
Fifth Third Bancorp
3.63%, 01/25/16	500	501,339
6.25%, 05/01/13(b)	690	725,460
8.25%, 03/01/38	350	419,916
First Horizon National Corp.
5.38%, 12/15/15	250	248,844
Goldman Sachs Group Inc. (The)
3.63%, 02/07/16	2,650	2,494,731
3.70%, 08/01/15	250	241,241
5.00%, 10/01/14	867	880,888
5.25%, 10/15/13	1,112	1,130,560
5.25%, 07/27/21	1,800	1,662,334
5.35%, 01/15/16	1,250	1,268,139
5.38%, 03/15/20	500	471,699
5.45%, 11/01/12	414	423,019
5.63%, 01/15/17	1,150	1,116,242
5.95%, 01/18/18	1,200	1,192,633
5.95%, 01/15/27	570	528,593
6.00%, 05/01/14	250	256,395
6.00%, 06/15/20	250	243,979
6.13%, 02/15/33(b)	1,250	1,120,827

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

November 30, 2011

6.15%, 04/01/18	756	755,137
6.25%, 02/01/41	700	631,658
6.35%, 02/15/34	570	486,655
6.75%, 10/01/37	1,275	1,134,424
7.50%, 02/15/19	1,050	1,120,601
HSBC Bank (USA) N.A.
4.63%, 04/01/14	1,205	1,239,598
4.88%, 08/24/20	750	692,332
HSBC Holdings PLC
5.10%, 04/05/21	550	568,112
6.50%, 05/02/36	800	769,366
6.50%, 09/15/37	1,049	999,595
6.80%, 06/01/38	500	493,231
JPMorgan Chase & Co.
2.60%, 01/15/16(b)	250	242,813
3.15%, 07/05/16	500	492,555
3.45%, 03/01/16	4,000	3,968,068
4.25%, 10/15/20	1,500	1,465,273
4.35%, 08/15/21	500	487,987
4.40%, 07/22/20(b)	1,900	1,874,420
4.63%, 05/10/21	250	249,142
4.75%, 05/01/13	800	837,002
5.13%, 09/15/14	1,150	1,202,472
5.50%, 10/15/40	700	718,220
5.60%, 07/15/41	1,000	1,050,378
5.75%, 01/02/13	1,439	1,493,514
6.00%, 01/15/18	1,169	1,283,299
6.30%, 04/23/19	450	497,405
6.40%, 05/15/38	625	708,400
JPMorgan Chase Bank N.A.
6.00%, 10/01/17	2,100	2,246,971
KeyCorp
3.75%, 08/13/15	600	613,391
5.10%, 03/24/21	300	303,970
6.50%, 05/14/13	700	741,504
KfW
1.25%, 10/26/15(b)	1,500	1,503,894
1.25%, 10/05/16(b)	2,000	1,999,618
1.38%, 07/15/13	500	504,758
1.38%, 01/13/14	3,250	3,276,136
1.88%, 01/14/13	1,500	1,521,358
2.00%, 01/17/12	1,750	1,753,229
2.00%, 06/01/16	2,100	2,169,103
2.38%, 08/25/21	750	731,150
2.63%, 03/03/15(b)	1,500	1,584,124
2.63%, 02/16/16	1,000	1,045,420
2.75%, 09/08/20(b)	1,500	1,521,022
3.25%, 03/15/13	1,661	1,713,730
3.50%, 03/10/14	1,200	1,265,485
4.00%, 01/27/20(b)	400	452,772
4.50%, 07/16/18	1,050	1,200,198
4.88%, 01/17/17	500	577,501
4.88%, 06/17/19	1,800	2,149,666
5.13%, 03/14/16	1,560	1,791,254
Landwirtschaftliche Rentenbank
2.38%, 09/13/17(b)	1,000	1,033,896
3.25%, 03/15/13	650	671,432
4.13%, 07/15/13(b)	1,000	1,055,532
Landwirtschaftliche Rentenbank Series G
5.00%, 11/08/16	570	661,155
Lloyds TSB Bank PLC
4.88%, 01/21/16(b)	450	439,808
6.38%, 01/21/21	600	594,027

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

November 30, 2011

Morgan Stanley
2.88%, 01/24/14	350	329,439
3.80%, 04/29/16	1,400	1,232,563
4.75%, 04/01/14	2,300	2,207,749
5.45%, 01/09/17	450	414,819
5.50%, 07/28/21	3,350	2,922,506
5.63%, 09/23/19	250	218,371
5.75%, 10/18/16	1,254	1,160,710
5.75%, 01/25/21	1,100	982,886
5.95%, 12/28/17	750	703,701
6.00%, 05/13/14	1,500	1,491,430
6.00%, 04/28/15	1,500	1,459,429
6.63%, 04/01/18	832	783,020
7.25%, 04/01/32	350	335,903
7.30%, 05/13/19	1,025	1,009,403
National City Corp.
4.90%, 01/15/15	228	244,955
6.88%, 05/15/19	800	917,947
Northern Trust Corp.
5.50%, 08/15/13	600	646,258
Oesterreichische Kontrollbank AG
1.38%, 01/21/14(b)	1,000	998,967
4.50%, 03/09/15	150	162,922
5.00%, 04/25/17	1,050	1,180,923
PNC Funding Corp.
3.63%, 02/08/15(d)	500	522,021
4.25%, 09/21/15(d)	200	214,812
5.13%, 02/08/20(d)	925	1,022,705
Rabobank Nederland
1.85%, 01/10/14	3,300	3,313,259
4.50%, 01/11/21	500	521,999
5.25%, 05/24/41	250	250,294
Royal Bank of Canada
1.45%, 10/30/14	500	499,460
2.10%, 07/29/13(b)	750	763,042
2.30%, 07/20/16	500	504,733
Royal Bank of Scotland Group PLC
3.25%, 01/11/14(b)	250	243,368
3.40%, 08/23/13(b)	500	493,387
4.38%, 03/16/16	1,300	1,229,431
5.00%, 10/01/14	390	355,354
5.63%, 08/24/20	750	707,707
6.13%, 01/11/21(b)	300	295,975
6.40%, 10/21/19	600	561,881
Sovereign Bank
8.75%, 05/30/18	250	273,582
State Street Corp.
2.88%, 03/07/16	200	205,009
4.30%, 05/30/14	200	214,261
4.38%, 03/07/21	600	642,154
4.96%, 03/15/18	200	204,706
SunTrust Bank
5.00%, 09/01/15	77	81,973
SunTrust Banks Inc.
3.50%, 01/20/17	600	589,395
3.60%, 04/15/16(b)	150	150,452
SunTrust Capital VIII
6.10%, 12/15/36(c)	250	246,250
Toronto-Dominion Bank (The)
1.38%, 07/14/14	100	100,684
2.38%, 10/19/16	1,300	1,312,603
2.50%, 07/14/16	300	303,868
U.S. Bancorp

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

November 30, 2011

1.38%, 09/13/13	500	503,248
2.20%, 11/15/16	500	501,053
2.45%, 07/27/15(b)	900	918,808
2.88%, 11/20/14(b)	400	416,825
4.13%, 05/24/21	200	217,223
UBS AG Stamford
2.25%, 08/12/13	750	742,580
3.88%, 01/15/15	2,000	1,988,192
4.88%, 08/04/20	500	487,726
5.75%, 04/25/18	650	666,698
5.88%, 12/20/17	800	829,598
UBS AG Stamford Series 10
5.88%, 07/15/16	600	609,160
UBS Preferred Funding Trust V Series 1
6.24%, 05/15/16(c)	250	200,625
Union Bank N.A.
5.95%, 05/11/16	600	641,951
US Bank N.A.
4.80%, 04/15/15	640	694,607
Wachovia Bank N.A./Wells Fargo & Co.
4.88%, 02/01/15	570	597,998
5.60%, 03/15/16(b)	500	546,881
5.85%, 02/01/37	500	506,429
6.60%, 01/15/38	1,250	1,363,589
Wachovia Corp./Wells Fargo & Co.
5.50%, 05/01/13	1,150	1,217,805
5.63%, 10/15/16	1,100	1,174,493
5.75%, 02/01/18	750	839,598
Wells Fargo & Co.
3.68%, 06/15/16(b)	1,500	1,570,218
4.38%, 01/31/13	1,088	1,126,090
4.60%, 04/01/21	1,000	1,059,034
5.13%, 09/15/16	1,075	1,134,040
5.63%, 12/11/17	1,150	1,291,220
Wells Fargo Bank N.A.
4.75%, 02/09/15	750	790,309
Westpac Banking Corp.
2.10%, 08/02/13(b)	500	503,547
2.25%, 11/19/12	300	303,356
3.00%, 08/04/15	1,000	997,086
4.20%, 02/27/15	250	259,670
4.88%, 11/19/19(b)	1,300	1,351,665

		205,997,291
BEVERAGES—1.93%
Anheuser-Busch Companies LLC
5.50%, 01/15/18	1,005	1,163,134
6.45%, 09/01/37	228	291,558
Anheuser-Busch InBev Worldwide Inc.
1.50%, 07/14/14	150	151,121
4.13%, 01/15/15	450	484,857
4.38%, 02/15/21	75	82,282
5.38%, 11/15/14	900	1,002,891
5.38%, 01/15/20	2,000	2,310,076
6.38%, 01/15/40	750	974,161
7.75%, 01/15/19	250	322,006
8.20%, 01/15/39	350	532,840
Bottling Group LLC
6.95%, 03/15/14(b)	1,000	1,124,255
Brown-Forman Corp.
2.50%, 01/15/16	300	305,841
Coca-Cola Co. (The)

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

November 30, 2011

1.80%, 09/01/16(a)	600	604,790
3.15%, 11/15/20	500	514,956
3.30%, 09/01/21(a)	500	515,983
3.63%, 03/15/14	1,200	1,275,288
Coca-Cola Enterprises Inc.
3.50%, 09/15/20	250	254,348
4.50%, 09/01/21	200	218,621
Diageo Capital PLC
5.75%, 10/23/17	1,126	1,314,027
5.88%, 09/30/36	228	269,907
Dr Pepper Snapple Group Inc.
2.90%, 01/15/16	250	258,294
3.20%, 11/15/21	700	690,006
Pepsi Bottling Group Inc. (The) Series B
7.00%, 03/01/29	285	388,914
PepsiCo Inc.
2.50%, 05/10/16	2,500	2,581,312
3.00%, 08/25/21(b)	300	297,490
3.10%, 01/15/15	300	317,599
3.75%, 03/01/14	750	798,745
5.15%, 05/15/12	250	255,149
5.50%, 01/15/40	250	293,110
7.90%, 11/01/18	1,025	1,358,703

		20,952,264
BIOTECHNOLOGY—0.65%
Amgen Inc.
2.30%, 06/15/16	300	294,113
4.10%, 06/15/21	400	399,996
5.65%, 06/15/42	300	303,852
5.75%, 03/15/40	500	513,270
5.85%, 06/01/17	3,175	3,594,770
6.38%, 06/01/37	500	556,493
Bio-Rad Laboratories Inc.
4.88%, 12/15/20	300	311,425
Celgene Corp.
3.95%, 10/15/20	200	200,141
Genentech Inc.
5.25%, 07/15/35	137	158,587
Gilead Sciences Inc.
4.50%, 04/01/21(b)	200	203,496
Life Technologies Corp.
5.00%, 01/15/21	150	155,435
6.00%, 03/01/20	300	334,824

		7,026,402
BUILDING MATERIALS—0.15%
CRH America Inc.
5.30%, 10/15/13	570	591,193
6.00%, 09/30/16(b)	494	523,904
Owens Corning Inc.
6.50%, 12/01/16(b)	450	478,376

		1,593,473
CHEMICALS—1.13%
Agrium Inc.
6.75%, 01/15/19	250	299,702
Air Products and Chemicals Inc.
2.00%, 08/02/16	250	255,557
3.00%, 11/03/21	500	504,272

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

November 30, 2011

4.38%, 08/21/19	150	167,159
Albemarle Corp.
4.50%, 12/15/20	200	212,657
Dow Chemical Co. (The)
4.13%, 11/15/21	150	148,609
5.90%, 02/15/15	500	553,419
7.60%, 05/15/14	600	678,404
8.55%, 05/15/19	600	755,720
9.40%, 05/15/39	700	1,025,650
E.I. du Pont de Nemours and Co.
2.75%, 04/01/16(b)	500	527,260
4.63%, 01/15/20	750	853,347
5.25%, 12/15/16	228	265,720
5.88%, 01/15/14	102	111,757
6.00%, 07/15/18(b)	779	943,115
Eastman Chemical Co.
5.50%, 11/15/19	600	670,675
FMC Corp.
3.95%, 02/01/22	100	99,575
Lubrizol Corp.
8.88%, 02/01/19	250	340,652
Monsanto Co.
2.75%, 04/15/16	150	157,723
5.88%, 04/15/38	150	191,453
Mosaic Co. (The)
3.75%, 11/15/21	300	299,490
Potash Corp. of Saskatchewan Inc.
3.25%, 12/01/17	150	155,004
5.25%, 05/15/14	250	275,030
5.63%, 12/01/40	500	591,317
6.50%, 05/15/19	250	305,929
PPG Industries Inc.
1.90%, 01/15/16	100	99,005
3.60%, 11/15/20	100	102,072
6.65%, 03/15/18	150	179,967
Praxair Inc.
2.13%, 06/14/13	450	459,475
3.00%, 09/01/21	100	100,587
4.05%, 03/15/21	200	218,245
4.63%, 03/30/15	500	551,189
Sherwin-Williams Co. (The)
3.13%, 12/15/14	125	132,180
Sigma-Aldrich Corp.
3.38%, 11/01/20	50	51,534

		12,283,450
COMMERCIAL SERVICES—0.29%
Emory University
5.63%, 09/01/19	250	300,362
Equifax Inc.
6.30%, 07/01/17	100	110,260
Johns Hopkins University
5.25%, 07/01/19	250	293,950
McKesson Corp.
5.70%, 03/01/17	171	198,855
Moody’s Corp.
5.50%, 09/01/20(b)	100	108,886
Princeton University Series A
4.95%, 03/01/19	250	289,960
SAIC Inc.
4.45%, 12/01/20	200	205,549

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

November 30, 2011

Stanford University
4.75%, 05/01/19	159	183,976
Vanderbilt University
5.25%, 04/01/19	250	292,722
Western Union Co. (The)
5.25%, 04/01/20	160	172,303
5.93%, 10/01/16	650	726,400
Yale University
2.90%, 10/15/14	250	264,163

		3,147,386
COMPUTERS—1.52%
Computer Sciences Corp.
6.50%, 03/15/18	600	622,727
Dell Inc.
2.30%, 09/10/15	2,700	2,738,621
4.70%, 04/15/13	600	629,060
5.40%, 09/10/40	100	105,397
5.88%, 06/15/19	200	231,624
Hewlett-Packard Co.
1.25%, 09/13/13	250	250,463
2.65%, 06/01/16	400	406,040
3.00%, 09/15/16	2,250	2,306,045
3.75%, 12/01/20	350	346,836
4.30%, 06/01/21	200	203,432
4.75%, 06/02/14	500	536,060
6.00%, 09/15/41	500	538,533
6.13%, 03/01/14	1,600	1,757,142
International Business Machines Corp.
0.88%, 10/31/14	500	499,814
1.00%, 08/05/13	200	201,311
2.10%, 05/06/13	1,025	1,046,638
2.90%, 11/01/21	150	149,741
4.75%, 11/29/12	741	770,852
5.60%, 11/30/39	1,220	1,478,505
5.70%, 09/14/17	784	938,885
7.63%, 10/15/18	570	748,062

		16,505,788
COSMETICS & PERSONAL CARE—0.38%
Avon Products Inc.
6.50%, 03/01/19	600	672,600
Colgate-Palmolive Co.
1.30%, 01/15/17	500	493,784
2.95%, 11/01/20	250	256,913
Procter & Gamble Co. (The)
3.50%, 02/15/15	725	779,368
4.70%, 02/15/19	750	870,861
5.55%, 03/05/37	828	1,050,521

		4,124,047
DISTRIBUTION & WHOLESALE—0.01%
Ingram Micro Inc.
5.25%, 09/01/17	150	154,446

		154,446
DIVERSIFIED FINANCIAL SERVICES—6.11%
Allstate Life Global Funding Trusts
5.38%, 04/30/13	900	948,683

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

November 30, 2011

Alterra Finance LLC
6.25%, 09/30/20	100	105,176
American Express Co.
6.80%, 09/01/16(c)	128	125,440
7.00%, 03/19/18	756	885,070
8.13%, 05/20/19	250	315,746
8.15%, 03/19/38	500	700,652
American Express Credit Corp.
2.75%, 09/15/15	900	891,236
2.80%, 09/19/16	2,000	1,979,234
American Express Credit Corp. Series C
7.30%, 08/20/13	1,000	1,079,311
American Express Credit Corp. Series D
5.13%, 08/25/14	450	481,644
Ameriprise Financial Inc.
5.65%, 11/15/15	600	670,467
Associates Corp. of North America
6.95%, 11/01/18	855	919,283
Bear Stearns Companies Inc. (The)/JPMorgan Chase & Co.
5.70%, 11/15/14	570	619,124
6.95%, 08/10/12	1,600	1,666,254
7.25%, 02/01/18	750	864,546
Boeing Capital Corp.
4.70%, 10/27/19	250	279,484
Capital One Capital III
7.69%, 08/15/36	500	496,250
Capital One Capital V
10.25%, 08/15/39	250	259,375
Caterpillar Financial Services Corp.
2.00%, 04/05/13(b)	750	763,780
6.13%, 02/17/14	1,030	1,144,467
7.15%, 02/15/19(b)	650	824,316
Charles Schwab Corp. (The)
4.95%, 06/01/14	600	646,591
Citigroup Capital XXI
8.30%, 12/21/77(b)(c)	497	498,243
CME Group Inc.
5.40%, 08/01/13	125	133,101
Countrywide Financial Corp.
5.80%, 06/07/12(b)	342	339,987
6.25%, 05/15/16	575	534,823
Credit Suisse (Guernsey) Ltd.
5.86%, 12/31/49(c)	250	195,000
Credit Suisse (USA) Inc.
5.38%, 03/02/16(b)	969	1,022,224
7.13%, 07/15/32	150	169,949
General Electric Capital Corp.
1.88%, 09/16/13(b)	500	504,123
2.10%, 01/07/14	600	603,817
2.95%, 05/09/16	1,000	1,001,472
3.50%, 06/29/15	900	929,459
4.63%, 01/07/21	2,000	1,986,010
4.65%, 10/17/21	1,000	1,003,878
4.88%, 03/04/15(b)	1,050	1,126,799
5.00%, 01/08/16	1,710	1,837,036
5.40%, 02/15/17	750	819,191
5.63%, 09/15/17	2,250	2,470,374
5.63%, 05/01/18	1,200	1,311,308
5.65%, 06/09/14	1,750	1,884,774
5.88%, 01/14/38	2,600	2,559,908
6.00%, 08/07/19	125	138,667
6.38%, 11/15/67(c)	400	385,750
6.75%, 03/15/32	1,267	1,370,907

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

November 30, 2011

6.88%, 01/10/39	850	944,987
HSBC Finance Corp.
5.00%, 06/30/15	600	612,667
5.50%, 01/19/16	750	782,936
6.68%, 01/15/21	1,064	1,050,087
7.00%, 05/15/12	1,165	1,192,340
Jefferies Group Inc.
3.88%, 11/09/15(b)	200	169,500
5.13%, 04/13/18(b)	200	168,000
6.45%, 06/08/27	250	195,994
8.50%, 07/15/19	250	232,500
John Deere Capital Corp.
1.60%, 03/03/14	2,250	2,285,512
1.85%, 09/15/16	200	199,597
2.25%, 06/07/16	500	511,135
2.95%, 03/09/15(b)	400	419,509
3.15%, 10/15/21	300	300,750
JPMorgan Chase Capital XXV
6.80%, 10/01/37	150	149,402
JPMorgan Chase Capital XXVII Series AA
7.00%, 11/01/39	950	947,625
Lazard Group LLC
6.85%, 06/15/17	300	314,651
Merrill Lynch & Co. Inc.
5.45%, 07/15/14	741	732,320
6.05%, 05/16/16	650	609,890
6.40%, 08/28/17	776	743,515
6.88%, 04/25/18	1,275	1,206,609
7.75%, 05/14/38	1,150	1,027,617
MUFG Capital Finance 1 Ltd.
6.35%, 07/25/16	500	512,061
NASDAQ OMX Group Inc. (The)
5.25%, 01/16/18	83	86,336
5.55%, 01/15/20	250	249,661
National Rural Utilities Cooperative Finance Corp. Series C
8.00%, 03/01/32	775	1,082,150
Nomura Holdings Inc.
4.13%, 01/19/16	500	480,369
5.00%, 03/04/15	250	250,248
6.70%, 03/04/20	550	572,155
NYSE Euronext
4.80%, 06/28/13	125	131,662
ORIX Corp.
4.71%, 04/27/15	500	517,665
PACCAR Financial Corp.
1.55%, 09/29/14	500	503,333
Raymond James Financial Inc.
4.25%, 04/15/16	50	51,761
SLM Corp.
5.00%, 10/01/13	1,175	1,174,835
5.63%, 08/01/33	250	187,100
6.25%, 01/25/16	350	332,804
8.00%, 03/25/20	150	146,625
8.45%, 06/15/18	600	598,189
Swedish Export Credit Corp.
3.25%, 09/16/14	500	518,353
5.13%, 03/01/17	621	703,630
TECO Finance Inc.
6.57%, 11/01/17	600	711,469
Toyota Motor Credit Corp.
1.25%, 11/17/14	800	798,199
2.00%, 09/15/16	900	895,349
3.20%, 06/17/15	1,000	1,048,626
3.40%, 09/15/21	400	404,643

		66,247,295

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

November 30, 2011

ELECTRIC—5.73%
Alabama Power Co.
3.38%, 10/01/20	500	523,520
4.85%, 12/15/12	250	260,464
6.00%, 03/01/39	500	650,827
Appalachian Power Co. Series Q
7.00%, 04/01/38	800	1,040,905
Arizona Public Service Co.
5.80%, 06/30/14	400	443,854
CenterPoint Energy Houston Electric LLC
7.00%, 03/01/14	1,100	1,240,809
Cleveland Electric Illuminating Co. (The) Series D
7.88%, 11/01/17	250	313,197
Commonwealth Edison Co.
1.95%, 09/01/16	500	496,539
3.40%, 09/01/21	200	203,823
5.80%, 03/15/18	1,005	1,176,160
6.45%, 01/15/38	500	654,222
Consolidated Edison Co. of New York Inc.
5.50%, 12/01/39	550	657,636
6.30%, 08/15/37	548	713,120
Consolidated Edison Co. of New York Inc. Series 2002-B
4.88%, 02/01/13	980	1,022,883
Constellation Energy Group Inc.
4.55%, 06/15/15	434	454,074
7.60%, 04/01/32	500	610,524
Consumers Energy Co.
6.70%, 09/15/19	650	822,399
Detroit Edison Co. (The)
5.70%, 10/01/37	550	675,055
Dominion Resources Inc.
4.45%, 03/15/21	500	548,965
5.15%, 07/15/15	867	971,190
7.00%, 06/15/38	250	327,833
Duke Energy Carolinas LLC
3.90%, 06/15/21	900	972,889
6.05%, 04/15/38	500	642,601
Duke Energy Corp.
2.15%, 11/15/16	450	448,238
3.55%, 09/15/21	200	204,644
3.95%, 09/15/14	500	534,072
6.30%, 02/01/14	775	859,053
Duke Energy Indiana Inc.
6.35%, 08/15/38	600	783,562
Edison International
3.75%, 09/15/17	200	204,649
Entergy Arkansas Inc.
3.75%, 02/15/21	300	305,368
Entergy Texas Inc.
7.13%, 02/01/19	500	604,317
Exelon Corp.
4.90%, 06/15/15	457	491,346
Exelon Generation Co. LLC
5.35%, 01/15/14	434	464,476
6.25%, 10/01/39	500	593,998
FirstEnergy Corp.
7.38%, 11/15/31	570	668,379
FirstEnergy Solutions Corp.
6.05%, 08/15/21	500	547,548

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

November 30, 2011

6.80%, 08/15/39(b)	500	554,220
Florida Power & Light Co.
5.25%, 02/01/41	250	299,016
5.95%, 02/01/38	475	615,885
5.96%, 04/01/39	600	783,298
Florida Power Corp.
5.65%, 04/01/40	200	246,152
6.40%, 06/15/38	485	645,981
FPL Group Capital Inc.
6.00%, 03/01/19	150	174,726
Georgia Power Co.
5.40%, 06/01/40	200	234,398
Great Plains Energy Inc.
2.75%, 08/15/13	500	507,013
4.85%, 06/01/21	50	51,848
Iberdrola International BV
6.75%, 07/15/36(b)	400	437,639
Indiana Michigan Power Co.
7.00%, 03/15/19	600	730,835
Integrys Energy Group Inc.
4.17%, 11/01/20	100	105,321
Interstate Power & Light Co.
6.25%, 07/15/39	100	128,596
Kansas City Power & Light Co.
5.30%, 10/01/41	200	211,090
Kentucky Utilities Co.
1.63%, 11/01/15	50	50,039
5.13%, 11/01/40	500	591,813
LG&E and KU Energy LLC
2.13%, 11/15/15	200	196,061
MidAmerican Energy Holdings Co.
5.75%, 04/01/18	750	864,672
6.13%, 04/01/36	1,038	1,235,392
6.50%, 09/15/37	1,150	1,438,855
National Fuel Gas Co.
4.90%, 12/01/21	300	299,529
National Grid PLC
6.30%, 08/01/16	150	172,096
Nevada Power Co.
6.65%, 04/01/36	250	327,088
NextEra Energy Capital Holdings Inc.
4.50%, 06/01/21	1,750	1,843,966
Nisource Finance Corp.
4.45%, 12/01/21	500	505,130
5.80%, 02/01/42	100	102,270
6.40%, 03/15/18	800	918,996
Oglethorpe Power Corp.
5.25%, 09/01/50	200	225,684
5.38%, 11/01/40	200	230,201
Ohio Power Co. Series M
5.38%, 10/01/21	1,000	1,139,491
Oklahoma Gas & Electric Co.
5.25%, 05/15/41	400	463,702
Oncor Electric Delivery Co.
5.95%, 09/01/13	500	536,207
6.80%, 09/01/18	150	179,775
7.00%, 09/01/22	535	675,569
Pacific Gas & Electric Co.
4.80%, 03/01/14	788	846,147
5.40%, 01/15/40	400	450,720
6.05%, 03/01/34	450	540,783
6.25%, 03/01/39	500	623,532
8.25%, 10/15/18	1,250	1,652,320

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

November 30, 2011

PacifiCorp
3.85%, 06/15/21	200	213,995
Portland General Electric Co.
6.10%, 04/15/19	200	244,067
PPL Electric Utilities Corp.
3.00%, 09/15/21	150	149,741
5.20%, 07/15/41	1,200	1,415,422
PPL Energy Supply LLC
6.20%, 05/15/16	272	302,523
Progress Energy Carolina
5.30%, 01/15/19(b)	500	577,636
Progress Energy Inc.
4.40%, 01/15/21	200	216,039
7.75%, 03/01/31	500	696,254
PSEG Power LLC
2.50%, 04/15/13	250	253,002
4.15%, 09/15/21	100	101,849
Public Service Co. of Colorado
4.75%, 08/15/41	50	56,179
7.88%, 10/01/12	475	502,869
Public Service Co. of Oklahoma
4.40%, 02/01/21	200	213,665
Public Service Electric & Gas Co.
5.50%, 03/01/40	500	617,198
Public Service Electric & Gas Co. Series D
5.70%, 12/01/36	250	310,277
Public Service Electric & Gas Co. Series G
0.85%, 08/15/14	1,000	998,988
Puget Sound Energy Inc.
5.76%, 10/01/39	250	299,929
5.76%, 07/15/40	250	300,918
San Diego Gas & Electric Co.
3.00%, 08/15/21	200	205,600
6.00%, 06/01/39(b)	200	266,659
SCANA Corp.
4.75%, 05/15/21	350	365,706
Sierra Pacific Power Co.
5.45%, 09/01/13	150	160,118
South Carolina Electric & Gas Co.
6.05%, 01/15/38	250	314,009
Southern California Edison Co.
3.88%, 06/01/21(b)	350	383,608
5.50%, 08/15/18	150	178,083
5.75%, 04/01/35	600	753,792
6.00%, 01/15/34	457	586,971
Southern Co. (The)
1.95%, 09/01/16	1,300	1,308,567
2.38%, 09/15/15	200	204,518
TransAlta Corp.
4.75%, 01/15/15	750	810,151
Tucson Electric Power Co.
5.15%, 11/15/21	500	506,969
UIL Holdings Corp.
4.63%, 10/01/20	100	102,212
Union Electric Co.
6.70%, 02/01/19	250	304,301
Virginia Electric and Power Co.
5.40%, 04/30/18(b)	886	1,047,478
8.88%, 11/15/38	650	1,028,433
Virginia Electric and Power Co. Series A
6.00%, 05/15/37	300	378,854
Wisconsin Electric Power Co.
2.95%, 09/15/21	200	200,502

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

November 30, 2011

4.25%, 12/15/19(b)	450	502,790
Xcel Energy Inc.
6.50%, 07/01/36	800	1,023,432

		62,072,499
ELECTRICAL COMPONENTS & EQUIPMENT—0.08%
Emerson Electric Co.
5.00%, 04/15/19	700	813,399

		813,399
ELECTRONICS—0.28%
Agilent Technologies Inc.
5.00%, 07/15/20	500	542,929
Arrow Electronics Inc.
3.38%, 11/01/15(b)	250	249,279
Koninklijke Philips Electronics NV
5.75%, 03/11/18	800	914,475
PerkinElmer Inc.
5.00%, 11/15/21	50	50,342
Thermo Fisher Scientific Inc.
2.05%, 02/21/14	275	281,736
3.20%, 03/01/16(b)	300	315,755
4.50%, 03/01/21	650	710,567

		3,065,083
ENGINEERING & CONSTRUCTION—0.03%
Fluor Corp.
3.38%, 09/15/21	300	298,135

		298,135
ENTERTAINMENT—0.02%
International Game Technology
7.50%, 06/15/19	150	173,079

		173,079
ENVIRONMENTAL CONTROL—0.52%
Allied Waste North America Inc.
6.88%, 06/01/17	400	426,500
Republic Services Inc.
3.80%, 05/15/18(b)	2,800	2,910,337
6.20%, 03/01/40	500	595,164
Waste Management Inc.
2.60%, 09/01/16	100	101,545
6.10%, 03/15/18	250	294,033
6.13%, 11/30/39	250	303,713
6.38%, 03/11/15	450	513,186
7.00%, 07/15/28	114	142,599
7.38%, 03/11/19	250	311,846

		5,598,923
FOOD—1.91%
Campbell Soup Co.
3.05%, 07/15/17(b)	500	531,723
ConAgra Foods Inc.
7.00%, 04/15/19	700	831,734
Corn Products International Inc.
4.63%, 11/01/20	150	159,038

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

November 30, 2011

Delhaize Group SA
6.50%, 06/15/17(b)	450	526,077
General Mills Inc.
3.15%, 12/15/21	200	197,621
5.65%, 02/15/19	1,275	1,497,527
H.J. Heinz Co.
3.13%, 09/12/21	350	342,901
5.35%, 07/15/13	250	267,318
Hershey Co. (The)
1.50%, 11/01/16	500	497,088
4.13%, 12/01/20	100	110,717
Kellogg Co.
1.88%, 11/17/16	400	399,453
5.13%, 12/03/12	950	990,577
Kellogg Co. Series B
7.45%, 04/01/31	342	463,608
Kraft Foods Inc.
4.13%, 02/09/16	400	428,843
5.38%, 02/10/20	1,250	1,388,172
6.00%, 02/11/13	570	601,248
6.13%, 02/01/18	1,140	1,316,646
6.13%, 08/23/18	900	1,047,873
6.50%, 02/09/40	750	889,282
6.88%, 02/01/38	500	621,289
Kroger Co. (The)
5.40%, 07/15/40	250	263,466
5.50%, 02/01/13	285	297,717
7.50%, 01/15/14	300	336,471
7.50%, 04/01/31	350	463,218
McCormick & Co. Inc.
3.90%, 07/15/21	300	315,135
Ralcorp Holdings Inc.
4.95%, 08/15/20	100	100,555
Safeway Inc.
3.95%, 08/15/20(b)	750	727,378
5.80%, 08/15/12	985	1,015,399
Sara Lee Corp.
6.13%, 11/01/32	500	504,262
Sysco Corp.
6.63%, 03/17/39	100	142,449
Tyson Foods Inc.
10.50%, 03/01/14(b)	250	288,125
Unilever Capital Corp.
2.75%, 02/10/16	2,350	2,473,069
4.25%, 02/10/21	250	281,098
5.90%, 11/15/32	342	432,328

		20,749,405
FOREST PRODUCTS & PAPER—0.27%
Celulosa Arauco y Constitucion SA
7.25%, 07/29/19	100	117,483
Georgia-Pacific LLC
7.75%, 11/15/29	500	629,784
International Paper Co.
6.00%, 11/15/41	50	50,608
7.50%, 08/15/21(b)	400	478,771
7.95%, 06/15/18	347	413,628
9.38%, 05/15/19	950	1,216,579

		2,906,853

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

November 30, 2011

GAS—0.27%
AGL Capital Corp.
5.25%, 08/15/19	200	220,301
5.88%, 03/15/41	200	237,080
Atmos Energy Corp.
5.50%, 06/15/41	100	113,714
8.50%, 03/15/19	300	392,906
Questar Corp.
2.75%, 02/01/16	50	50,580
Sempra Energy
2.00%, 03/15/14	250	252,854
6.00%, 10/15/39	500	601,065
9.80%, 02/15/19	800	1,077,379

		2,945,879
HAND & MACHINE TOOLS—0.07%
Black & Decker Corp. (The)
8.95%, 04/15/14	250	290,035
Stanley Black & Decker Inc.
3.40%, 12/01/21	500	502,068

		792,103
HEALTH CARE - PRODUCTS—1.03%
Baxter International Inc.
5.38%, 06/01/18	900	1,038,367
Becton, Dickinson and Co.
3.25%, 11/12/20	1,950	1,977,224
Boston Scientific Corp.
6.00%, 01/15/20(b)	1,000	1,092,416
CareFusion Corp.
5.13%, 08/01/14	400	432,736
Covidien International Finance SA
6.00%, 10/15/17	700	833,450
CR Bard Inc.
2.88%, 01/15/16	100	104,508
Hospira Inc.
6.05%, 03/30/17	350	394,694
Johnson & Johnson
5.15%, 07/15/18	925	1,105,213
5.55%, 08/15/17	100	120,303
5.95%, 08/15/37	1,080	1,407,401
Medtronic Inc.
3.00%, 03/15/15	500	526,787
5.55%, 03/15/40	500	628,316
5.60%, 03/15/19	250	294,528
St. Jude Medical Inc.
2.50%, 01/15/16	100	102,745
3.75%, 07/15/14	300	319,081
Stryker Corp.
2.00%, 09/30/16	300	304,088
Zimmer Holdings Inc.
3.38%, 11/30/21	500	489,792

		11,171,649
HEALTH CARE - SERVICES—1.06%
Aetna Inc.
3.95%, 09/01/20	100	101,549
4.13%, 06/01/21	400	411,560
6.63%, 06/15/36	550	662,951

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

November 30, 2011

Cigna Corp.
4.38%, 12/15/20	150	148,510
4.50%, 03/15/21	200	200,892
5.13%, 06/15/20	925	968,894
5.38%, 08/15/41	300	280,248
Coventry Health Care Inc.
5.45%, 06/15/21	150	163,734
Humana Inc.
6.45%, 06/01/16	300	331,821
7.20%, 06/15/18	250	291,344
Laboratory Corp. of America Holdings
3.13%, 05/15/16	250	258,514
Quest Diagnostics Inc.
4.70%, 04/01/21	200	210,159
6.95%, 07/01/37	250	310,987
UnitedHealth Group Inc.
4.63%, 11/15/41	200	199,445
4.70%, 02/15/21	200	220,872
4.88%, 04/01/13	600	627,789
5.38%, 03/15/16	250	287,255
5.80%, 03/15/36	274	310,370
6.00%, 02/15/18	766	895,929
6.88%, 02/15/38	800	1,025,724
WellPoint Inc.
3.70%, 08/15/21	1,500	1,509,511
4.35%, 08/15/20	200	211,563
5.25%, 01/15/16	500	556,410
6.38%, 06/15/37	650	778,918
6.80%, 08/01/12	500	519,131

		11,484,080
HOME FURNISHINGS—0.05%
Whirlpool Corp.
4.85%, 06/15/21(b)	500	500,748

		500,748
HOUSEHOLD PRODUCTS & WARES—0.17%
Beam Inc.
5.38%, 01/15/16	45	48,914
Church & Dwight Co. Inc.
3.35%, 12/15/15	50	51,903
Clorox Co. (The)
3.80%, 11/15/21(b)	500	494,279
Kimberly-Clark Corp.
6.13%, 08/01/17	250	302,290
6.63%, 08/01/37	550	761,230
Tupperware Brands Corp.
4.75%, 06/01/21(a)	200	199,696

		1,858,312
HOUSEWARES—0.03%
Newell Rubbermaid Inc.
4.70%, 08/15/20	100	101,997
5.50%, 04/15/13	250	262,883

		364,880
INSURANCE—3.35%
ACE INA Holdings Inc.
5.88%, 06/15/14	250	274,489

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

November 30, 2011

5.90%, 06/15/19(b)	350	407,176
Aegon NV
4.75%, 06/01/13	550	563,690
Aflac Inc.
6.45%, 08/15/40	150	150,922
8.50%, 05/15/19(b)	250	301,407
Alleghany Corp.
5.63%, 09/15/20	100	102,814
Allstate Corp. (The)
5.55%, 05/09/35	920	941,637
American International Group Inc.
3.65%, 01/15/14	350	338,336
4.88%, 09/15/16	1,000	935,859
5.05%, 10/01/15	800	767,628
5.85%, 01/16/18	634	612,808
6.25%, 03/15/87	700	514,500
6.40%, 12/15/20	350	342,501
8.18%, 05/15/38(c)	500	441,250
8.25%, 08/15/18	2,000	2,138,080
Aon Corp.
5.00%, 09/30/20	250	266,688
6.25%, 09/30/40	465	549,840
Aspen Insurance Holdings Ltd.
6.00%, 12/15/20(b)	100	99,380
AXA SA
8.60%, 12/15/30	400	385,462
Berkshire Hathaway Finance Corp.
3.20%, 02/11/15	1,000	1,051,553
5.00%, 08/15/13	2,000	2,127,972
5.40%, 05/15/18(b)	765	870,884
5.75%, 01/15/40	250	280,497
Chubb Corp. (The)
5.75%, 05/15/18(b)	725	847,039
6.50%, 05/15/38	250	307,131
CNA Financial Corp.
5.88%, 08/15/20	750	752,708
GE Global Insurance Holding Corp.
7.00%, 02/15/26	250	265,021
Genworth Financial Inc.
5.75%, 06/15/14(b)	500	499,549
6.52%, 05/22/18	300	275,151
7.63%, 09/24/21	350	317,482
Hanover Insurance Group Inc. (The)
6.38%, 06/15/21	200	212,230
Hartford Financial Services Group Inc.
4.63%, 07/15/13(b)	725	738,626
6.63%, 03/30/40	500	463,015
Kemper Corp.
6.00%, 11/30/15	100	103,083
Lincoln National Corp.
4.85%, 06/24/21	50	47,537
7.00%, 06/15/40	250	261,378
8.75%, 07/01/19	775	906,723
Markel Corp.
5.35%, 06/01/21	300	310,836
Marsh & McLennan Companies Inc.
4.80%, 07/15/21(b)	200	211,271
5.75%, 09/15/15	600	663,166
MetLife Inc.
5.00%, 06/15/15	990	1,073,976
5.88%, 02/06/41	200	212,572
6.40%, 12/15/31	975	885,920
7.72%, 02/15/19	750	913,818

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

November 30, 2011

Principal Financial Group Inc.
6.05%, 10/15/36	300	304,154
Principal Life Income Fundings Trust
5.30%, 04/24/13	350	368,896
Progressive Corp. (The)
3.75%, 08/23/21(b)	100	101,875
6.70%, 06/15/67(b)(c)	400	402,080
Protective Life Secured Trust
5.45%, 09/28/12	600	620,341
Prudential Financial Inc.
3.00%, 05/12/16	2,400	2,374,975
5.10%, 09/20/14(b)	1,050	1,125,247
5.70%, 12/14/36	285	265,562
7.38%, 06/15/19	700	803,218
8.88%, 06/15/18(c)	250	280,000
Prudential Financial Inc. Series D
4.75%, 09/17/15	250	262,564
6.63%, 12/01/37	350	364,358
Reinsurance Group of America Inc.
5.00%, 06/01/21(b)	400	405,429
Torchmark Corp.
9.25%, 06/15/19	125	151,682
Travelers Companies Inc. (The)
5.80%, 05/15/18	285	330,173
6.25%, 06/15/37	250	302,093
Travelers Property Casualty Corp.
6.38%, 03/15/33	600	712,351
Unum Group
7.13%, 09/30/16	175	200,774
Willis North America Inc.
7.00%, 09/29/19(b)	450	497,795
WR Berkley Corp.
5.38%, 09/15/20	200	197,986
XL Capital Ltd.
5.25%, 09/15/14	500	526,494
XLIT Ltd.
5.75%, 10/01/21	1,000	1,020,969

		36,352,621
INTERNET—0.10%
eBay Inc.
1.63%, 10/15/15	200	199,411
3.25%, 10/15/20	100	98,331
Expedia Inc.
5.95%, 08/15/20	300	297,564
Google Inc.
1.25%, 05/19/14	200	202,983
2.13%, 05/19/16	100	103,191
3.63%, 05/19/21	200	213,279

		1,114,759
IRON & STEEL—0.48%
Allegheny Technologies Inc.
9.38%, 06/01/19	150	187,696
ArcelorMittal SA
3.75%, 08/05/15(b)	500	474,229
3.75%, 03/01/16(b)	200	185,810
5.38%, 06/01/13(b)	550	561,430
5.50%, 03/01/21(b)	1,650	1,455,760
6.13%, 06/01/18	250	238,619
6.75%, 03/01/41	250	213,063

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

November 30, 2011

7.00%, 10/15/39	400	351,886
9.85%, 06/01/19	250	271,289
Cliffs Natural Resources Inc.
4.80%, 10/01/20	700	684,210
Nucor Corp.
5.75%, 12/01/17	475	557,369

		5,181,361
LODGING—0.09%
Choice Hotels International Inc.
5.70%, 08/28/20	100	108,050
Hyatt Hotels Corp.
5.38%, 08/15/21	300	303,421
Marriott International Inc. Series J
5.63%, 02/15/13(b)	500	517,390

		928,861
MACHINERY—0.40%
Caterpillar Inc.
3.90%, 05/27/21	300	320,850
5.20%, 05/27/41	750	849,632
5.70%, 08/15/16	1,090	1,278,147
6.05%, 08/15/36	500	646,599
Deere & Co.
4.38%, 10/16/19	500	553,364
5.38%, 10/16/29	350	426,532
Joy Global Inc.
5.13%, 10/15/21	50	52,831
Rockwell Automation Inc.
6.70%, 01/15/28	125	163,581

		4,291,536
MANUFACTURING—1.05%
3M Co. Series E
4.38%, 08/15/13	820	874,164
Cooper US Inc.
3.88%, 12/15/20	50	53,274
Danaher Corp.
2.30%, 06/23/16	50	51,521
3.90%, 06/23/21	200	218,420
5.40%, 03/01/19	600	711,483
Dover Corp.
5.38%, 10/15/35	250	302,436
5.45%, 03/15/18(b)	100	117,545
Eaton Corp.
5.60%, 05/15/18	250	293,100
General Electric Co.
5.00%, 02/01/13	550	574,203
5.25%, 12/06/17	1,043	1,166,542
Harsco Corp.
2.70%, 10/15/15	200	205,520
Honeywell International Inc.
4.25%, 03/01/13	600	626,802
4.25%, 03/01/21(b)	1,750	1,937,215
5.00%, 02/15/19	250	286,129
5.70%, 03/15/37	500	590,678
Illinois Tool Works Inc.
4.88%, 09/15/41(a)	100	110,548
6.25%, 04/01/19	600	741,977

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

November 30, 2011

Ingersoll-Rand Global Holding Co. Ltd.
9.50%, 04/15/14	300	350,196
Parker Hannifin Corp. Series A
6.25%, 05/15/38	100	122,763
Pentair Inc.
5.00%, 05/15/21	50	52,613
Textron Inc.
4.63%, 09/21/16	100	101,242
5.95%, 09/21/21	200	208,418
Tyco Electronics Group SA
6.55%, 10/01/17	665	767,022
Tyco International Finance SA
3.75%, 01/15/18	250	260,733
8.50%, 01/15/19	250	325,324
Tyco International Ltd.
6.88%, 01/15/21	250	309,376

		11,359,244
MEDIA—4.02%
CBS Corp.
5.75%, 04/15/20	350	384,018
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13	617	674,248
9.46%, 11/15/22	450	623,421
Comcast Corp.
5.15%, 03/01/20	750	833,898
5.30%, 01/15/14	500	540,004
5.70%, 07/01/19	780	890,474
5.90%, 03/15/16	400	455,984
6.45%, 03/15/37	570	646,638
6.95%, 08/15/37	825	985,623
COX Communications Inc.
5.45%, 12/15/14	700	775,875
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.50%, 03/01/16	2,400	2,471,098
4.75%, 10/01/14	200	216,344
5.00%, 03/01/21	300	311,216
5.20%, 03/15/20	1,000	1,057,065
5.88%, 10/01/19	100	110,222
6.00%, 08/15/40	350	364,106
6.38%, 03/01/41	200	219,326
7.63%, 05/15/16	200	213,250
Discovery Communications LLC
4.38%, 06/15/21	200	206,372
6.35%, 06/01/40	500	577,384
Grupo Televisa SAB
6.63%, 03/18/25	750	861,680
NBCUniversal Media LLC
2.10%, 04/01/14	500	508,495
2.88%, 04/01/16	1,400	1,424,003
3.65%, 04/30/15	500	524,408
4.38%, 04/01/21	850	869,903
5.95%, 04/01/41	1,300	1,416,308
6.40%, 04/30/40	500	572,814
News America Inc.
4.50%, 02/15/21	1,250	1,259,296
5.30%, 12/15/14(b)	867	952,309
6.15%, 02/15/41	700	749,487
6.65%, 11/15/37	626	684,232
6.90%, 08/15/39	825	948,999
Reed Elsevier Capital Inc.
7.75%, 01/15/14	500	559,811

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

November 30, 2011

Scripps Networks Interactive Inc.
2.70%, 12/15/16	200	198,102
Thomson Reuters Corp.
3.95%, 09/30/21	200	203,748
6.50%, 07/15/18	800	951,430
Time Warner Cable Inc.
4.00%, 09/01/21	1,000	977,071
5.00%, 02/01/20	300	317,262
5.50%, 09/01/41	800	795,073
5.85%, 05/01/17	1,000	1,126,640
6.20%, 07/01/13	200	215,187
6.55%, 05/01/37	513	566,551
6.75%, 07/01/18	800	930,027
7.30%, 07/01/38	350	418,953
7.50%, 04/01/14	450	503,925
8.25%, 04/01/19	1,680	2,084,552
Time Warner Inc.
3.15%, 07/15/15	950	983,026
4.88%, 03/15/20	800	851,190
5.88%, 11/15/16	750	861,986
6.10%, 07/15/40	200	217,428
6.25%, 03/29/41	1,850	2,052,999
7.63%, 04/15/31	750	920,716
7.70%, 05/01/32	437	543,919
Viacom Inc.
3.50%, 04/01/17(b)	250	256,050
4.50%, 03/01/21	750	768,773
6.88%, 04/30/36	250	298,055
7.88%, 07/30/30	570	711,803
Walt Disney Co. (The)
0.88%, 12/01/14	1,000	998,147
4.38%, 08/16/41	300	304,649
5.50%, 03/15/19	250	298,328
7.00%, 03/01/32	250	335,992

		43,579,893
MINING—2.25%
Alcoa Inc.
5.40%, 04/15/21	200	190,521
5.55%, 02/01/17(b)	171	180,990
5.72%, 02/23/19	400	400,428
5.95%, 02/01/37	521	468,392
6.00%, 07/15/13(b)	725	772,238
6.15%, 08/15/20	600	601,133
AngloGold Ashanti Holdings PLC
6.50%, 04/15/40	300	289,010
Barrick Gold Corp.
1.75%, 05/30/14	200	201,014
6.95%, 04/01/19	800	960,834
Barrick North America Finance LLC
4.40%, 05/30/21	1,600	1,673,258
5.70%, 05/30/41	400	436,266
BHP Billiton Finance (USA) Ltd.
4.80%, 04/15/13	867	916,355
6.50%, 04/01/19	2,775	3,415,234
Freeport-McMoRan Copper & Gold Inc.
8.38%, 04/01/17	475	505,281
Newmont Mining Corp.
5.13%, 10/01/19	250	271,692
6.25%, 10/01/39	250	284,652
Rio Tinto Alcan Inc.
4.50%, 05/15/13	500	519,712

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

November 30, 2011

Rio Tinto Finance (USA) Ltd.
2.25%, 09/20/16	1,100	1,110,780
3.75%, 09/20/21(b)	1,000	1,012,244
5.20%, 11/02/40	550	602,263
6.50%, 07/15/18	689	813,586
8.95%, 05/01/14	550	643,325
9.00%, 05/01/19(b)	800	1,076,118
Southern Copper Corp.
6.75%, 04/16/40	350	350,313
7.50%, 07/27/35	300	325,908
Teck Resources Ltd.
3.85%, 08/15/17	50	51,405
4.75%, 01/15/22(b)	1,400	1,444,191
6.13%, 10/01/35	500	534,799
9.75%, 05/15/14	186	219,492
10.75%, 05/15/19	550	676,500
Vale Overseas Ltd.
4.63%, 09/15/20	250	250,073
6.25%, 01/23/17	1,199	1,325,698
6.88%, 11/21/36	1,500	1,639,413
Xstrata Canada Corp.
5.50%, 06/15/17	250	266,465

		24,429,583
MULTI-NATIONAL—5.74%
African Development Bank
3.00%, 05/27/14	700	739,337
Asian Development Bank
1.63%, 07/15/13	1,000	1,017,873
1.88%, 10/23/18	1,000	1,003,147
2.50%, 03/15/16	1,600	1,689,622
2.75%, 05/21/14	1,755	1,841,539
3.63%, 09/05/13	950	1,001,524
Corporacion Andina de Fomento
5.75%, 01/12/17	300	327,560
8.13%, 06/04/19	250	304,110
European Bank for Reconstruction and Development
1.38%, 10/20/16	2,000	1,987,906
2.75%, 04/20/15	1,000	1,050,175
European Investment Bank
1.13%, 08/15/14	1,000	992,801
1.25%, 02/14/14	750	748,898
1.38%, 10/20/15	700	689,737
1.50%, 05/15/14	7,000	7,022,120
1.63%, 03/15/13	2,100	2,112,764
1.88%, 06/17/13	1,500	1,517,533
2.13%, 07/15/16	500	504,289
2.25%, 03/15/16	2,300	2,338,350
2.75%, 03/23/15	2,200	2,279,684
2.88%, 01/15/15	1,200	1,247,059
2.88%, 09/15/20	250	244,074
3.00%, 04/08/14	1,000	1,037,944
3.13%, 06/04/14	150	156,486
4.00%, 02/16/21	800	835,676
4.88%, 01/17/17	600	678,682
4.88%, 02/15/36	250	267,867
5.13%, 05/30/17	3,710	4,266,151
Inter-American Development Bank
3.00%, 04/22/14	150	158,512
3.88%, 02/14/20	2,050	2,363,103
4.38%, 09/20/12	1,413	1,458,547
5.13%, 09/13/16	855	1,005,272

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

November 30, 2011

Inter-American Development Bank Series G
1.75%, 10/22/12	1,900	1,923,873
International Bank for Reconstruction and Development
1.00%, 09/15/16	3,500	3,491,453
1.13%, 08/25/14	400	406,430
1.75%, 07/15/13	1,000	1,023,417
2.13%, 03/15/16	1,400	1,463,470
2.38%, 05/26/15	2,000	2,109,080
3.50%, 10/08/13	1,600	1,689,683
7.63%, 01/19/23	1,000	1,405,460
International Finance Corp.
2.13%, 11/17/17	400	401,255
2.25%, 04/11/16	1,000	1,035,571
International Finance Corp. Series G
3.00%, 04/22/14	1,200	1,251,239
Korea Development Bank
3.88%, 05/04/17	1,000	977,088
4.38%, 08/10/15	500	516,641
8.00%, 01/23/14	500	554,669
Nordic Investment Bank
2.25%, 03/15/16	1,000	1,043,903

		62,181,574
OFFICE & BUSINESS EQUIPMENT—0.22%
Pitney Bowes Inc.
5.25%, 01/15/37	800	795,314
Xerox Corp.
4.50%, 05/15/21	150	149,198
5.50%, 05/15/12	600	612,009
6.35%, 05/15/18	250	279,317
6.75%, 12/15/39	500	569,803

		2,405,641
OIL & GAS—6.68%
Anadarko Petroleum Corp.
5.95%, 09/15/16	370	413,789
6.20%, 03/15/40	500	546,660
6.38%, 09/15/17	1,450	1,661,859
6.45%, 09/15/36	699	778,826
Apache Corp.
5.10%, 09/01/40	850	940,230
5.25%, 04/15/13	285	302,437
5.63%, 01/15/17	500	590,192
6.00%, 01/15/37	250	308,577
BP Capital Markets PLC
3.13%, 10/01/15	775	799,860
3.20%, 03/11/16	100	103,908
3.56%, 11/01/21	1,600	1,616,098
3.63%, 05/08/14	400	419,793
3.88%, 03/10/15	500	527,778
4.50%, 10/01/20	300	322,825
4.74%, 03/11/21	100	110,419
4.75%, 03/10/19	250	273,570
5.25%, 11/07/13	600	644,200
Canadian Natural Resources Ltd.
1.45%, 11/14/14	150	149,965
5.70%, 05/15/17	1,400	1,628,708
6.25%, 03/15/38	171	207,146
6.50%, 02/15/37	300	366,904
Cenovus Energy Inc.
4.50%, 09/15/14	700	754,170

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

November 30, 2011

5.70%, 10/15/19	200	228,966
6.75%, 11/15/39	200	251,246
Chevron Corp.
3.95%, 03/03/14	1,100	1,178,494
ConocoPhillips
4.60%, 01/15/15(b)	2,800	3,098,530
5.75%, 02/01/19	200	237,012
6.00%, 01/15/20	750	912,709
6.50%, 02/01/39	1,225	1,585,551
ConocoPhillips Holding Co.
6.95%, 04/15/29	728	963,095
Devon Energy Corp.
4.00%, 07/15/21	1,600	1,720,272
5.60%, 07/15/41	100	113,120
6.30%, 01/15/19	400	484,806
7.95%, 04/15/32	520	711,050
Diamond Offshore Drilling Inc.
5.88%, 05/01/19(b)	250	289,490
Ecopetrol SA
7.63%, 07/23/19	500	602,500
Encana Corp.
5.90%, 12/01/17	1,080	1,210,648
6.50%, 02/01/38	1,092	1,252,073
Ensco PLC
3.25%, 03/15/16	100	101,783
4.70%, 03/15/21	1,100	1,116,466
EOG Resources Inc.
4.10%, 02/01/21	500	536,684
5.63%, 06/01/19	600	708,464
5.88%, 09/15/17	150	178,369
EQT Corp.
8.13%, 06/01/19	250	284,577
Hess Corp.
5.60%, 02/15/41	1,050	1,115,587
7.13%, 03/15/33	137	170,443
8.13%, 02/15/19	1,000	1,237,239
Husky Energy Inc.
6.25%, 06/15/12	100	102,602
6.80%, 09/15/37	100	120,111
7.25%, 12/15/19	725	871,618
Marathon Oil Corp.
5.90%, 03/15/18	500	580,210
6.00%, 10/01/17	600	695,335
Marathon Petroleum Corp.
3.50%, 03/01/16	50	50,088
6.50%, 03/01/41	300	327,297
Nabors Industries Inc.
6.15%, 02/15/18	450	502,066
9.25%, 01/15/19	225	275,272
Nexen Inc.
5.88%, 03/10/35	250	240,867
6.20%, 07/30/19	150	170,819
6.40%, 05/15/37	171	174,634
7.50%, 07/30/39	500	569,965
Noble Energy Inc.
6.00%, 03/01/41	200	223,177
8.25%, 03/01/19	250	322,189
Noble Holding International Ltd.
4.63%, 03/01/21(b)	300	308,042
6.20%, 08/01/40	200	224,060
NuStar Logistics LP
4.80%, 09/01/20	775	793,283
Occidental Petroleum Corp.

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

November 30, 2011

1.75%, 02/15/17	2,500	2,492,080
3.13%, 02/15/22	500	503,621
Pemex Project Funding Master Trust
5.75%, 03/01/18	450	491,625
6.63%, 06/15/35	570	627,000
Petro-Canada
6.80%, 05/15/38	350	418,439
9.25%, 10/15/21	350	489,400
Petrobras International Finance Co.
3.88%, 01/27/16	250	253,734
5.38%, 01/27/21	2,500	2,542,262
5.75%, 01/20/20	250	259,504
5.88%, 03/01/18	1,350	1,433,306
6.75%, 01/27/41	250	272,280
6.88%, 01/20/40	250	276,166
7.88%, 03/15/19	400	467,797
Petroleos Mexicanos
4.88%, 03/15/15(b)	750	791,250
4.88%, 03/15/15(a)	500	527,500
5.50%, 01/21/21(b)	750	796,875
6.50%, 06/02/41(b)	700	756,000
6.50%, 06/02/41(a)(b)	500	540,000
8.00%, 05/03/19	200	246,000
Rowan Companies Inc.
5.00%, 09/01/17	100	105,056
Shell International Finance BV
1.88%, 03/25/13	400	407,126
3.25%, 09/22/15	825	882,061
4.00%, 03/21/14	500	536,797
4.30%, 09/22/19	1,500	1,698,103
4.38%, 03/25/20	400	455,280
6.38%, 12/15/38	750	992,626
Statoil ASA
3.13%, 08/17/17(b)	350	366,788
5.10%, 08/17/40	500	570,782
5.25%, 04/15/19	1,200	1,369,445
Suncor Energy Inc.
6.10%, 06/01/18	1,875	2,194,922
6.50%, 06/15/38	300	346,611
6.85%, 06/01/39	250	303,175
Sunoco Logistics Partners Operations LP
6.10%, 02/15/42	250	253,014
Talisman Energy Inc.
3.75%, 02/01/21	500	485,245
7.75%, 06/01/19	1,400	1,701,455
Total Capital SA
3.00%, 06/24/15	1,000	1,052,626
4.13%, 01/28/21(b)	500	535,180
Transocean Inc.
4.95%, 11/15/15	250	253,531
5.25%, 03/15/13	200	205,529
6.00%, 03/15/18	371	370,576
6.50%, 11/15/20	900	895,144
6.80%, 03/15/38	250	235,663
7.50%, 04/15/31	100	99,261
Valero Energy Corp.
4.50%, 02/01/15	500	534,008
6.13%, 02/01/20(b)	250	272,648
6.63%, 06/15/37	592	620,745
7.50%, 04/15/32	185	204,987

		72,441,946

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

November 30, 2011

OIL & GAS SERVICES—0.45%
Baker Hughes Inc.
3.20%, 08/15/21(a)	500	508,344
5.13%, 09/15/40	300	336,766
7.50%, 11/15/18	250	323,682
Cameron International Corp.
4.50%, 06/01/21	500	535,068
Halliburton Co.
3.25%, 11/15/21(b)	300	300,747
4.50%, 11/15/41	300	300,382
6.15%, 09/15/19	150	182,785
7.45%, 09/15/39	375	519,830
Weatherford International Ltd.
6.35%, 06/15/17	171	191,163
6.75%, 09/15/40	550	598,773
9.63%, 03/01/19	875	1,119,988

		4,917,528
PACKAGING & CONTAINERS—0.04%
Bemis Co. Inc.
4.50%, 10/15/21	50	52,099
Sonoco Products Co.
4.38%, 11/01/21	15	15,302
5.75%, 11/01/40	300	306,737

		374,138
PHARMACEUTICALS—2.89%
Abbott Laboratories
5.13%, 04/01/19	750	851,402
5.30%, 05/27/40	900	1,020,913
5.88%, 05/15/16	1,315	1,539,569
AmerisourceBergen Corp.
3.50%, 11/15/21	300	299,495
5.88%, 09/15/15	285	323,823
Aristotle Holding Inc.
3.50%, 11/15/16(a)	300	301,979
4.75%, 11/15/21(a)	400	404,104
6.13%, 11/15/41(a)	400	415,915
AstraZeneca PLC
5.40%, 06/01/14	500	554,270
5.90%, 09/15/17	607	726,968
6.45%, 09/15/37	625	806,134
Bristol-Myers Squibb Co.
5.45%, 05/01/18	150	177,793
5.88%, 11/15/36	126	154,146
6.13%, 05/01/38	230	294,056
Eli Lilly and Co.
4.20%, 03/06/14	1,080	1,161,009
5.55%, 03/15/37	578	683,480
Express Scripts Inc.
3.13%, 05/15/16	250	248,161
6.25%, 06/15/14	500	547,091
GlaxoSmithKline Capital Inc.
4.85%, 05/15/13	780	826,624
5.65%, 05/15/18	700	832,775
6.38%, 05/15/38	1,084	1,388,032
McKesson Corp.
4.75%, 03/01/21	500	553,110
6.00%, 03/01/41	250	301,713

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

November 30, 2011

Mead Johnson Nutrition Co.
4.90%, 11/01/19	500	547,240
Medco Health Solutions Inc.
2.75%, 09/15/15	450	445,935
7.13%, 03/15/18	500	577,840
Merck & Co. Inc.
5.00%, 06/30/19	730	848,577
5.85%, 06/30/39	1,225	1,508,853
Novartis Capital Corp.
1.90%, 04/24/13	500	509,978
2.90%, 04/24/15	500	524,876
4.13%, 02/10/14	500	535,321
Novartis Securities Investment Ltd.
5.13%, 02/10/19	580	672,459
Pfizer Inc.
5.35%, 03/15/15	500	565,212
6.20%, 03/15/19	1,250	1,526,168
7.20%, 03/15/39	1,000	1,403,231
Sanofi
1.63%, 03/28/14	500	508,304
2.63%, 03/29/16	150	155,090
4.00%, 03/29/21	450	483,671
Schering-Plough Corp./Merck & Co. Inc.
5.30%, 12/01/13	800	872,490
6.00%, 09/15/17	150	183,460
Teva Pharmaceutical Finance Co. BV
2.40%, 11/10/16	200	200,610
3.65%, 11/10/21(b)	200	196,558
Teva Pharmaceutical Finance II/III LLC
3.00%, 06/15/15	900	931,315
Teva Pharmaceutical Finance IV LLC
1.70%, 11/10/14	300	300,700
Teva Pharmaceutical Finance LLC
6.15%, 02/01/36	285	336,818
Wyeth
5.50%, 02/01/14	2,117	2,327,368
5.95%, 04/01/37	600	731,469

		31,306,105
PIPELINES—2.39%
Buckeye Partners LP
4.88%, 02/01/21	550	574,968
5.50%, 08/15/19	250	273,398
CenterPoint Energy Resources Corp.
4.50%, 01/15/21	431	449,982
Duke Capital LLC
6.25%, 02/15/13	1,004	1,055,867
El Paso Natural Gas Co.
8.38%, 06/15/32	500	622,462
Enbridge Energy Partners LP
4.20%, 09/15/21(b)	300	305,531
9.88%, 03/01/19	750	979,270
Enbridge Energy Partners LP Series B
7.50%, 04/15/38	250	325,806
Enbridge Inc.
5.80%, 06/15/14	550	603,579
Energy Transfer Partners LP
4.65%, 06/01/21	1,000	965,015
5.95%, 02/01/15	500	543,222
6.05%, 06/01/41	500	483,859
9.00%, 04/15/19	300	356,425
9.70%, 03/15/19	250	302,710

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

November 30, 2011

Enterprise Products Operating LLC
3.70%, 06/01/15	825	867,646
5.70%, 02/15/42	300	315,990
6.45%, 09/01/40	250	286,383
7.55%, 04/15/38	250	310,992
Enterprise Products Operating LLC Series L
6.30%, 09/15/17	1,000	1,162,058
Enterprise Products Operating LP Series D
6.88%, 03/01/33	400	468,810
Enterprise Products Operating LP Series G
5.60%, 10/15/14	627	688,749
Kinder Morgan Energy Partners LP
4.15%, 03/01/22(b)	200	198,012
5.30%, 09/15/20(b)	250	267,535
5.95%, 02/15/18	1,153	1,287,259
6.50%, 02/01/37	399	425,125
6.55%, 09/15/40	500	539,435
6.95%, 01/15/38	500	552,177
Magellan Midstream Partners LP
4.25%, 02/01/21	600	615,082
ONEOK Partners LP
3.25%, 02/01/16	250	255,820
6.13%, 02/01/41	250	278,743
6.65%, 10/01/36	171	198,929
8.63%, 03/01/19	300	381,663
Panhandle Eastern Pipe Line Co. LP
7.00%, 06/15/18	300	346,226
Plains All American Pipeline LP
8.75%, 05/01/19	800	1,006,891
Southern Natural Gas Co.
5.90%, 04/01/17(a)	228	260,242
Southern Natural Gas Co./Southern Natural Issuing Corp.
4.40%, 06/15/21	150	149,767
Spectra Energy Partners LP
4.60%, 06/15/21	200	205,119
TC Pipelines LP
4.65%, 06/15/21	100	102,504
Texas Eastern Transmission LP
7.00%, 07/15/32	250	310,427
TransCanada PipeLines Ltd.
3.80%, 10/01/20	1,300	1,367,674
6.20%, 10/15/37	457	551,785
6.35%, 05/15/17(c)	150	149,830
6.50%, 08/15/18	700	841,908
7.63%, 01/15/39	500	692,517
Williams Companies Inc. (The)
8.75%, 03/15/32	500	675,050
Williams Partners LP
3.80%, 02/15/15	925	968,815
5.25%, 03/15/20	250	272,006
6.30%, 04/15/40	450	525,792
7.25%, 02/01/17	500	587,611

		25,956,666
REAL ESTATE—0.03%
Prologis LP
6.25%, 03/15/17	250	269,672
6.88%, 03/15/20	20	22,129

		291,801

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

November 30, 2011

REAL ESTATE INVESTMENT TRUSTS—0.99%
AvalonBay Communities Inc.
3.95%, 01/15/21	50	48,838
5.70%, 03/15/17	250	278,395
Boston Properties LP
3.70%, 11/15/18	100	99,998
5.88%, 10/15/19	600	664,544
6.25%, 01/15/13	37	38,633
Brandywine Operating Partnership LP
4.95%, 04/15/18	500	483,238
Digital Realty Trust LP
4.50%, 07/15/15	200	203,095
5.25%, 03/15/21	200	196,245
Duke Realty LP
8.25%, 08/15/19	250	290,754
Equity One Inc.
6.25%, 12/15/14	125	131,494
ERP Operating LP
5.25%, 09/15/14	250	264,887
5.75%, 06/15/17	457	496,210
HCP Inc.
5.38%, 02/01/21	400	412,961
5.65%, 12/15/13	250	261,660
6.70%, 01/30/18	600	649,772
Health Care REIT Inc.
4.95%, 01/15/21	200	187,145
5.25%, 01/15/22	500	480,629
6.20%, 06/01/16	250	267,476
Healthcare Realty Trust Inc.
6.50%, 01/17/17	125	133,690
Hospitality Properties Trust
7.88%, 08/15/14	150	162,943
HRPT Properties Trust
6.25%, 06/15/17	250	262,907
Kilroy Realty LP
4.80%, 07/15/18	350	342,805
Kimco Realty Corp.
4.30%, 02/01/18(b)	200	199,178
Liberty Property LP
4.75%, 10/01/20	400	400,832
Mack-Cali Realty Corp.
7.75%, 08/15/19	100	117,936
National Retail Properties Inc.
5.50%, 07/15/21	200	197,492
Nationwide Health Properties Inc.
6.25%, 02/01/13	250	258,760
Realty Income Corp.
6.75%, 08/15/19	250	283,266
Simon Property Group LP
5.10%, 06/15/15	285	308,927
5.25%, 12/01/16	350	382,099
5.65%, 02/01/20	600	670,493
6.13%, 05/30/18	415	471,025
6.75%, 02/01/40	500	613,698
UDR Inc.
4.25%, 06/01/18	250	255,837
Ventas Realty LP/Ventas Capital Corp.
3.13%, 11/30/15	100	97,474
4.75%, 06/01/21	100	96,155

		10,711,491

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

November 30, 2011

RETAIL—2.85%
AutoZone Inc.
5.75%, 01/15/15	600	664,574
Best Buy Co. Inc.
3.75%, 03/15/16	50	49,117
5.50%, 03/15/21	50	47,083
Costco Wholesale Corp.
5.50%, 03/15/17	228	272,774
CVS Caremark Corp.
5.75%, 06/01/17(b)	950	1,097,209
6.13%, 08/15/16	171	198,832
6.25%, 06/01/27	758	886,974
6.60%, 03/15/19	450	536,681
Darden Restaurants Inc.
4.50%, 10/15/21	500	505,134
Gap Inc. (The)
5.95%, 04/12/21	350	331,009
Home Depot Inc. (The)
4.40%, 04/01/21(b)	200	218,026
5.25%, 12/16/13	600	649,812
5.40%, 03/01/16	570	652,014
5.88%, 12/16/36	1,350	1,566,170
5.95%, 04/01/41	500	595,103
Kohl’s Corp.
4.00%, 11/01/21	50	50,519
6.88%, 12/15/37	150	182,127
Lowe’s Companies Inc.
4.63%, 04/15/20	300	319,122
5.40%, 10/15/16	805	927,775
5.50%, 10/15/35	250	278,032
6.65%, 09/15/37	500	606,969
Macy’s Retail Holdings Inc.
5.90%, 12/01/16	500	555,605
6.38%, 03/15/37	500	552,591
7.00%, 02/15/28	50	56,286
McDonald’s Corp.
2.63%, 01/15/22	200	197,632
5.35%, 03/01/18	1,185	1,392,392
6.30%, 03/01/38	250	328,559
Nordstrom Inc.
6.25%, 01/15/18(b)	500	594,093
7.00%, 01/15/38	150	192,367
O’Reilly Automotive Inc.
4.63%, 09/15/21	300	305,906
Staples Inc.
9.75%, 01/15/14	150	171,391
Target Corp.
1.13%, 07/18/14	35	35,241
5.38%, 05/01/17	600	702,783
6.00%, 01/15/18	1,400	1,691,929
6.35%, 11/01/32	457	553,767
7.00%, 01/15/38	500	648,216
Wal-Mart Stores Inc.
0.75%, 10/25/13(b)	1,450	1,454,241
1.50%, 10/25/15(b)	1,400	1,412,494
1.63%, 04/15/14	500	510,242
3.25%, 10/25/20	850	882,616
4.25%, 04/15/21	1,000	1,124,787
4.55%, 05/01/13	640	676,684
5.00%, 10/25/40	1,750	1,907,966
5.25%, 09/01/35	285	319,000
5.63%, 04/15/41	750	896,102

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

November 30, 2011

6.20%, 04/15/38	450	554,369
6.50%, 08/15/37	798	1,006,432
Walgreen Co.
5.25%, 01/15/19	600	706,014
Yum! Brands Inc.
3.75%, 11/01/21	200	198,340
6.25%, 03/15/18	550	638,919

		30,902,020
SAVINGS & LOANS—0.01%
Santander Holdings USA Inc.
4.63%, 04/19/16(b)	100	94,759

		94,759
SEMICONDUCTORS—0.24%
Analog Devices Inc.
5.00%, 07/01/14	200	219,523
Applied Materials Inc.
2.65%, 06/15/16	100	101,911
4.30%, 06/15/21	200	207,605
Broadcom Corp.
2.38%, 11/01/15	50	50,891
2.70%, 11/01/18	150	147,487
Intel Corp.
1.95%, 10/01/16	725	733,214
3.30%, 10/01/21	450	456,789
4.80%, 10/01/41	450	470,336
Texas Instruments Inc.
2.38%, 05/16/16	250	258,786

		2,646,542
SOFTWARE—0.76%
Adobe Systems Inc.
4.75%, 02/01/20	250	265,249
CA Inc.
5.38%, 12/01/19	250	271,173
Fiserv Inc.
3.13%, 06/15/16	25	25,392
4.75%, 06/15/21	350	364,425
Microsoft Corp.
1.63%, 09/25/15	800	818,500
2.50%, 02/08/16	250	263,048
3.00%, 10/01/20	300	311,321
4.20%, 06/01/19	530	598,134
4.50%, 10/01/40	250	268,042
5.30%, 02/08/41	500	602,300
Oracle Corp.
5.00%, 07/08/19	450	517,605
5.25%, 01/15/16	70	80,294
5.38%, 07/15/40(a)	1,400	1,610,323
5.75%, 04/15/18	1,455	1,735,233
6.50%, 04/15/38	350	457,922

		8,188,961
TELECOMMUNICATIONS—6.24%
Alltel Corp.
7.88%, 07/01/32	400	563,483
America Movil SAB de CV
2.38%, 09/08/16	300	292,988

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

November 30, 2011

3.63%, 03/30/15	350	364,686
5.00%, 10/16/19	500	536,217
5.00%, 03/30/20	750	801,496
5.50%, 03/01/14	450	486,486
6.13%, 03/30/40	850	933,280
American Tower Corp.
4.50%, 01/15/18	750	755,148
4.63%, 04/01/15	500	521,400
5.05%, 09/01/20	300	300,607
AT&T Inc.
2.50%, 08/15/15	1,500	1,542,558
2.95%, 05/15/16	750	775,168
3.88%, 08/15/21	2,000	2,024,958
4.45%, 05/15/21	1,000	1,055,221
4.95%, 01/15/13	844	881,179
5.10%, 09/15/14	800	881,781
5.35%, 09/01/40	1,878	1,965,139
5.50%, 02/01/18	750	855,998
5.55%, 08/15/41	1,500	1,626,322
5.80%, 02/15/19	1,000	1,154,044
6.30%, 01/15/38	171	198,996
6.40%, 05/15/38	600	704,549
6.50%, 09/01/37	800	948,862
6.55%, 02/15/39	925	1,114,516
BellSouth Corp.
6.00%, 11/15/34	570	627,257
British Telecom PLC
5.15%, 01/15/13	350	363,331
5.95%, 01/15/18	750	808,745
9.88%, 12/15/30	878	1,218,383
Cellco Partnership/Verizon Wireless Capital LLC
5.55%, 02/01/14	750	816,048
8.50%, 11/15/18	700	930,906
CenturyLink Inc.
6.00%, 04/01/17	630	635,523
6.45%, 06/15/21	500	482,103
Cisco Systems Inc.
4.45%, 01/15/20	800	889,642
4.95%, 02/15/19	550	623,864
5.50%, 02/22/16	797	921,603
5.50%, 01/15/40	300	341,198
5.90%, 02/15/39	725	863,748
Corning Inc.
5.75%, 08/15/40	350	401,962
Deutsche Telekom International Finance BV
4.88%, 07/08/14	750	803,434
6.75%, 08/20/18	1,800	2,115,196
8.75%, 06/15/30	1,021	1,387,125
Embarq Corp.
7.08%, 06/01/16	750	793,453
8.00%, 06/01/36	450	452,550
France Telecom SA
2.75%, 09/14/16	1,000	982,194
4.13%, 09/14/21	1,000	975,183
4.38%, 07/08/14	400	423,996
5.38%, 07/08/19	300	324,319
8.50%, 03/01/31	570	787,242
Harris Corp.
4.40%, 12/15/20	200	205,704
6.38%, 06/15/19	100	116,577
Juniper Networks Inc.
3.10%, 03/15/16	50	51,303
4.60%, 03/15/21	250	258,186

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

November 30, 2011

5.95%, 03/15/41	50	52,933
Motorola Inc.
6.63%, 11/15/37	42	45,186
New Cingular Wireless Services Inc.
8.75%, 03/01/31	200	289,041
Nokia OYJ
5.38%, 05/15/19	150	148,052
6.63%, 05/15/39	100	91,798
Qwest Corp.
6.75%, 12/01/21	500	522,500
6.88%, 09/15/33	57	55,860
8.38%, 05/01/16	1,125	1,275,469
Rogers Communications Inc.
6.80%, 08/15/18	700	845,573
Rogers Wireless Inc.
6.38%, 03/01/14	171	187,539
Royal KPN NV
8.38%, 10/01/30	250	315,013
Telecom Italia Capital SA
4.95%, 09/30/14	500	463,448
5.25%, 11/15/13	740	712,228
5.25%, 10/01/15	275	248,768
7.18%, 06/18/19	800	722,506
7.72%, 06/04/38	700	583,477
Telefonica Emisiones SAU
3.73%, 04/27/15	150	142,074
3.99%, 02/16/16	950	889,983
4.95%, 01/15/15	200	197,414
5.46%, 02/16/21	250	223,123
5.88%, 07/15/19	250	236,160
6.42%, 06/20/16	150	152,152
7.05%, 06/20/36	500	449,385
Telefonica Europe BV
8.25%, 09/15/30	570	584,063
Verizon Communications Inc.
1.95%, 03/28/14	300	305,891
2.00%, 11/01/16	1,000	988,259
3.50%, 11/01/21	1,250	1,243,759
4.75%, 11/01/41	1,150	1,151,419
5.25%, 04/15/13	550	581,484
5.55%, 02/15/16	570	645,991
5.85%, 09/15/35	380	435,475
6.00%, 04/01/41	250	294,188
6.10%, 04/15/18	770	910,198
6.40%, 02/15/38	250	299,040
7.75%, 12/01/30	1,300	1,736,613
8.75%, 11/01/18	1,400	1,865,623
8.95%, 03/01/39	600	920,658
Virgin Media Secured Finance PLC
5.25%, 01/15/21	1,100	1,151,005
Vodafone Group PLC
4.15%, 06/10/14	600	640,033
5.00%, 12/16/13	497	533,171
5.45%, 06/10/19	2,000	2,288,376
5.63%, 02/27/17	150	172,800
5.75%, 03/15/16	457	522,792
6.15%, 02/27/37	550	665,961

		67,672,338

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

November 30, 2011

TEXTILES—0.03%
Cintas Corp. No. 2
2.85%, 06/01/16	350	360,369

		360,369
TOYS, GAMES & HOBBIES—0.04%
Hasbro Inc.
6.13%, 05/15/14	250	273,325
Mattel Inc.
2.50%, 11/01/16	100	100,119
4.35%, 10/01/20	100	105,466

		478,910
TRANSPORTATION—1.45%
Burlington Northern Santa Fe Corp.
3.45%, 09/15/21	800	809,719
5.75%, 05/01/40	750	848,172
6.15%, 05/01/37	399	491,636
7.00%, 02/01/14	450	506,003
Canadian National Railway Co.
1.45%, 12/15/16	150	148,170
5.55%, 03/01/19	300	357,386
6.38%, 11/15/37	750	973,335
Canadian Pacific Railway Co.
5.95%, 05/15/37	250	250,250
CSX Corp.
3.70%, 10/30/20	200	201,659
4.25%, 06/01/21	50	52,634
6.15%, 05/01/37	300	356,990
6.22%, 04/30/40	800	948,240
6.25%, 04/01/15	250	286,404
7.38%, 02/01/19	250	311,374
FedEx Corp.
8.00%, 01/15/19	250	322,637
Norfolk Southern Corp.
4.84%, 10/01/41(a)	503	510,537
5.90%, 06/15/19(b)	2,250	2,708,588
7.70%, 05/15/17	1,000	1,261,157
Ryder System Inc.
3.15%, 03/02/15	200	204,936
3.50%, 06/01/17	100	102,748
3.60%, 03/01/16	300	311,298
Union Pacific Corp.
5.78%, 07/15/40	1,000	1,188,074
United Parcel Service Inc.
4.50%, 01/15/13	900	939,382
5.13%, 04/01/19	925	1,105,646
6.20%, 01/15/38	450	567,435

		15,764,410
TRUCKING & LEASING—0.04%
GATX Corp.
3.50%, 07/15/16	250	247,850
4.85%, 06/01/21	200	200,451

		448,301

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

November 30, 2011

WATER—0.06%
American Water Capital Corp.
6.59%, 10/15/37	250	299,518
Veolia Environnement
6.00%, 06/01/18	300	329,143

		628,661

TOTAL CORPORATE BONDS & NOTES
(Cost: $917,441,132)		958,524,274

FOREIGN GOVERNMENT BONDS & NOTES(e)—6.60%

BRAZIL—1.17%
Brazil (Federative Republic of)
4.88%, 01/22/21(b)	2,000	2,215,000
5.88%, 01/15/19	250	291,500
6.00%, 01/17/17	450	518,175
7.13%, 01/20/37	1,657	2,216,237
7.88%, 03/07/15	1,350	1,609,875
8.00%, 01/15/18	1,630	1,899,015
8.25%, 01/20/34	500	736,250
8.75%, 02/04/25	900	1,327,500
10.13%, 05/15/27	600	972,000
11.00%, 08/17/40	707	927,938

		12,713,490
CANADA—1.93%
British Columbia (Province of)
7.25%, 09/01/36	500	798,100
Canada (Government of)
2.38%, 09/10/14	500	525,445
Export Development Canada
3.13%, 04/24/14	1,400	1,484,788
Hydro-Quebec
2.00%, 06/30/16	500	508,023
8.05%, 07/07/24	885	1,307,026
Manitoba (Province of)
1.38%, 04/28/14	1,500	1,524,816
2.13%, 04/22/13(b)	250	255,289
4.90%, 12/06/16	150	173,212
Nova Scotia (Province of)
2.38%, 07/21/15(b)	250	259,280
5.13%, 01/26/17	250	290,856
Ontario (Province of)
1.38%, 01/27/14	500	504,946
1.88%, 11/19/12	1,150	1,164,628
2.30%, 05/10/16(b)	250	257,628
2.95%, 02/05/15	1,500	1,584,288
4.00%, 10/07/19	500	544,672
4.10%, 06/16/14(b)	1,680	1,816,500
4.40%, 04/14/20(b)	1,050	1,182,693
4.95%, 11/28/16	2,000	2,292,194
Quebec (Province of)
2.75%, 08/25/21	500	495,768
3.50%, 07/29/20	1,400	1,472,999
4.60%, 05/26/15	550	611,557
4.88%, 05/05/14(b)	500	547,134
5.00%, 03/01/16	570	651,523
5.13%, 11/14/16(b)	188	217,833
7.50%, 09/15/29	320	473,322

		20,944,520

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

November 30, 2011

CHILE—0.02%
Chile (Republic of)
3.88%, 08/05/20	250	265,625

		265,625
COLOMBIA—0.41%
Colombia (Republic of)
4.38%, 07/12/21	1,500	1,575,000
7.38%, 03/18/19	750	939,375
7.38%, 09/18/37	750	1,018,125
8.25%, 12/22/14	750	882,750

		4,415,250
HUNGARY—0.13%
Hungary (Republic of)
6.25%, 01/29/20(b)	450	410,625
6.38%, 03/29/21(b)	500	462,500
7.63%, 03/29/41	600	555,000

		1,428,125
ISRAEL—0.11%
Israel (State of)
5.13%, 03/26/19(b)	1,080	1,197,524

		1,197,524
ITALY—0.52%
Italy (Republic of)
3.13%, 01/26/15	450	388,525
4.38%, 06/15/13	950	903,733
4.50%, 01/21/15	1,900	1,719,570
5.25%, 09/20/16	1,800	1,599,084
5.38%, 06/15/33	500	403,591
6.88%, 09/27/23	750	667,498

		5,682,001
JAPAN—0.25%
Japan Finance Corp.
2.50%, 01/21/16	300	313,060
2.50%, 05/18/16	800	833,123
2.88%, 02/02/15(b)	900	949,770
Japan Finance Organization for Municipalities
5.00%, 05/16/17	500	580,053

		2,676,006
MEXICO—1.02%
United Mexican States
5.13%, 01/15/20	1,750	1,958,250
5.63%, 01/15/17	1,800	2,036,700
5.95%, 03/19/19(b)	1,855	2,172,205
6.05%, 01/11/40	1,000	1,185,000
6.38%, 01/16/13	867	914,685
6.75%, 09/27/34	800	1,020,000
7.50%, 04/08/33	1,045	1,442,100

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

November 30, 2011

11.38%, 09/15/16(b)	200	281,000

		11,009,940
PANAMA—0.18%
Panama (Republic of)
6.70%, 01/26/36	1,500	1,942,500

		1,942,500
PERU—0.28%
Peru (Republic of)
5.63%, 11/18/50	750	790,500
6.55%, 03/14/37	300	366,000
7.13%, 03/30/19	500	619,000
7.35%, 07/21/25	200	259,000
8.38%, 05/03/16	250	309,375
8.75%, 11/21/33	500	736,250

		3,080,125
POLAND—0.26%
Poland (Republic of)
5.00%, 10/19/15(b)	150	156,375
5.00%, 03/23/22	500	485,000
5.13%, 04/21/21(b)	600	594,000
5.25%, 01/15/14	450	467,438
6.38%, 07/15/19	1,000	1,082,500

		2,785,313
SOUTH AFRICA—0.19%
South Africa (Republic of)
5.50%, 03/09/20	300	328,500
6.50%, 06/02/14	1,000	1,097,000
6.88%, 05/27/19	500	590,000

		2,015,500
SOUTH KOREA—0.13%
Korea (Republic of)
4.88%, 09/22/14	600	646,615
5.75%, 04/16/14	500	544,231
7.13%, 04/16/19(b)	150	186,452

		1,377,298

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $68,306,994)		71,533,217

MUNICIPAL DEBT OBLIGATIONS—3.20%

ARIZONA—0.02%
Salt River Project Agricultural Improvement & Power District RB Electric Power & Light Revenues BAB
4.84%, 01/01/41	250	272,700

		272,700
CALIFORNIA—1.15%
Bay Area Toll Authority RB Highway Revenue Tolls BAB
6.26%, 04/01/40	750	958,185
Series S1

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

November 30, 2011

7.04%, 04/01/41	300	388,197
East Bay Municipal Utility District RB Water Revenue BAB
5.87%, 06/01/40	180	219,244
Los Angeles Community College District GO BAB
6.75%, 08/01/42	500	639,015
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue BAB
5.74%, 06/01/39	60	69,918
Los Angeles Department of Water & Power RB Electric Power & Light Revenues BAB
6.57%, 07/01/41	850	1,089,326
Los Angeles Unified School District GO BAB
5.75%, 07/01/34	450	498,141
6.76%, 07/01/34	500	612,595
San Diego County Water Authority RB Water Revenue BAB
6.14%, 05/01/25	500	612,075
San Francisco City & County Public Utilities Commission RB Water Revenue BAB
6.00%, 11/01/40	750	863,513
State of California GO
5.45%, 04/01/15	750	820,590
State of California GO BAB
5.70%, 11/01/21	200	218,134
7.50%, 04/01/34	750	879,337
7.55%, 04/01/39	1,945	2,315,620
7.60%, 11/01/40	940	1,127,962
7.70%, 11/01/30	100	111,124
University of California RB College & University Revenue BAB
5.77%, 05/15/32	700	790,559
5.95%, 05/15/26	200	226,262

		12,439,797
CONNECTICUT—0.06%
State of Connecticut GO Series A
5.85%, 03/15/32	500	604,265

		604,265
GEORGIA—0.07%
Municipal Electric Authority of Georgia RB Electric Power & Light Revenues BAB Series J
6.64%, 04/01/18	500	516,925
6.66%, 04/01/18	200	207,254

		724,179
ILLINOIS—0.50%
Chicago Transit Authority RB Sales Tax Revenue Series A
6.90%, 12/01/40	690	797,840
City of Chicago RB Water Revenue BAB
6.74%, 11/01/40	50	62,873
State of Illinois GO
4.07%, 01/01/14	500	513,310
4.42%, 01/01/15	500	516,680
5.10%, 06/01/33	1,250	1,111,562
5.37%, 03/01/17	250	261,505
5.88%, 03/01/19	450	477,441
State of Illinois GO BAB Series 3
6.73%, 04/01/35	100	102,626
Series 5
7.35%, 07/01/35	1,500	1,635,255

		5,479,092

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

November 30, 2011

MASSACHUSETTS—0.07%
Commonwealth of Massachusetts GOL BAB Series D
4.50%, 08/01/31	480	508,680
Massachusetts School Building Authority RB Dedicated Sales Tax Revenue BAB
5.72%, 08/15/39	205	250,336

		759,016
MISSOURI—0.06%
University of Missouri RB College & University Revenue BAB
5.79%, 11/01/41	500	638,955

		638,955
NEVADA—0.03%
Clark County RB Port Airport & Marina Revenue BAB Series C
6.82%, 07/01/36	250	309,925

		309,925
NEW JERSEY—0.29%
New Jersey Economic Development Authority RB Lease Appropriation Series B
0.00%, 02/15/23 (AGM)	300	159,264
New Jersey Economic Development Authority RB Miscellaneous Revenue Series A
7.43%, 02/15/29 (NPFGC)	700	831,740
New Jersey State Turnpike Authority RB Highway Revenue Tolls BAB
7.10%, 01/01/41	422	566,045
New Jersey State Turnpike Authority RB Miscellaneous Revenue BAB Series F
7.41%, 01/01/40	685	948,040
New Jersey Transportation Trust Fund Authority RB Transit Revenue BAB Series C
5.75%, 12/15/28	250	270,285
6.10%, 12/15/28	250	270,168
Rutgers - State University of New Jersey/New Brunswick RB College & University Revenue BAB
5.67%, 05/01/40	100	118,757

		3,164,299
NEW YORK—0.53%
Metropolitan Transportation Authority RB Transit Revenue BAB
7.34%, 11/15/39	250	343,595
Series C-1
6.69%, 11/15/40	300	350,919
Series E
6.81%, 11/15/40	250	312,525
New York City Municipal Water Finance Authority RB Water Revenue BAB
5.44%, 06/15/43	500	572,695
5.72%, 06/15/42	550	657,475
New York City Transitional Finance Authority RB Sales Tax Revenue BAB
5.51%, 08/01/37	500	576,410
New York State Dormitory Authority RB State Personal Income Tax Revenue BAB
5.63%, 03/15/39	250	285,430
Series H
5.43%, 03/15/39	300	338,445

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

November 30, 2011

New York State Urban Development Corp. RB State Personal Income Tax BAB
5.77%, 03/15/39	500	584,820
Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
6.04%, 12/01/29 (GOI)	500	597,900
Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
4.93%, 10/01/47 (GOI)	250	252,143
State of New York GO BAB
5.85%, 06/01/40	500	577,075
5.97%, 03/01/36	250	292,612

		5,742,044
OHIO—0.09%
American Municipal Power Inc. RB Electric Power & Light Revenues BAB
7.50%, 02/15/24	240	305,978
8.08%, 02/15/42	100	136,426
Series E
6.27%, 02/15/21	100	109,103
Northeast Regional Sewer District RB Sewer Revenue BAB
6.04%, 11/15/40	100	111,042
Ohio State University (The) RB General Receipts Revenue BAB
4.91%, 06/01/40	250	278,633

		941,182
PENNSYLVANIA—0.06%
Commonwealth of Pennsylvania GO BAB Series B
4.65%, 02/15/26	300	333,597
Pennsylvania Turnpike Commission RB Highway Revenue Tolls BAB Series B
5.51%, 12/01/40	250	275,880

		609,477
PUERTO RICO—0.02%
Government Development Bank for Puerto Rico RB Miscellaneous Revenue Series B
3.67%, 05/01/14	200	203,502

		203,502
TEXAS—0.13%
Dallas Area Rapid Transit RB Sales Tax Revenue BAB
6.00%, 12/01/44	250	313,215
North Texas Tollway RB Authority Revenue BAB
6.72%, 01/01/40	450	554,989
State of Texas GO BAB
5.52%, 04/01/39	250	299,370
Texas State Transportation Commission RB Highway Revenue Tolls BAB Series B
5.18%, 04/01/30	250	287,858

		1,455,432
UTAH—0.08%
State of Utah GO BAB Series D
4.55%, 07/01/24	750	850,822

		850,822

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

November 30, 2011

WASHINGTON—0.03%
State of Washington GO BAB Series D
5.48%, 08/01/39	250	294,320

		294,320
WISCONSIN—0.01%
State of Wisconsin RB General Fund Series A
5.70%, 05/01/26 (AGM)	125	141,449

		141,449

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $31,267,502)		34,630,456

Security	Shares	Value

SHORT-TERM INVESTMENTS—5.89%

MONEY MARKET FUNDS—5.89%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(d)(f)(g)	44,989,443	44,989,443
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%(d)(f)(g)	5,244,186	5,244,186
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(d)(f)	13,666,896	13,666,896

		63,900,525

TOTAL SHORT-TERM INVESTMENTS
(Cost: $63,900,525)		63,900,525

TOTAL INVESTMENTS IN SECURITIES—104.10%
(Cost: $1,080,916,153)		1,128,588,472
Other Assets, Less Liabilities—(4.10)%		(44,412,634)

NET ASSETS—100.00%		$1,084,175,838

BAB - Build America Bonds

GO - General Obligation

GOI - General Obligation of the Issuer

GOL - General Obligation Limited

RB - Revenue Bond

Insured by:

AGM - Assured Guaranty Municipal Corp.

NPFGC - National Public Finance Guarantee Corp.

(a)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Variable rate security. Rate shown is as of report date.
(d)	Affiliated issuer. See Note 2.
(e)	Investments are denominated in U.S. dollars.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

November 30, 2011

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES—34.83%

AEROSPACE & DEFENSE—0.52%
Boeing Co. (The)
5.00%, 03/15/14	$200	$219,216
Lockheed Martin Corp.
6.15%, 09/01/36	101	113,621
Northrop Grumman Corp.
3.50%, 03/15/21	75	74,002
Raytheon Co.
4.88%, 10/15/40	50	51,597
United Technologies Corp.
6.05%, 06/01/36	101	123,368

		581,804
AGRICULTURE—0.42%
Altria Group Inc.
10.20%, 02/06/39	130	186,727
Archer-Daniels-Midland Co.
5.38%, 09/15/35	61	69,300
Philip Morris International Inc.
5.65%, 05/16/18	140	162,757
Reynolds American Inc.
7.25%, 06/15/37	51	56,817

		475,601
AIRLINES—0.09%
Continental Airlines Inc. 2010-1 Pass Through Trust Class A
4.75%, 07/12/22(a)	50	49,750
Delta Air Lines Inc. 2010-2A Pass Through Trust Class A
4.95%, 11/23/20(a)	48	47,661

		97,411
AUTO MANUFACTURERS—0.15%
Daimler Finance North America LLC
6.50%, 11/15/13	154	167,291

		167,291
AUTO PARTS & EQUIPMENT—0.05%
Johnson Controls Inc.
4.25%, 03/01/21	50	52,253

		52,253
BANKS—7.62%
Bank of America Corp.
4.88%, 01/15/13	177	176,860
5.42%, 03/15/17	200	179,827
5.65%, 05/01/18	150	132,036
Bank of America Corp. Series L (FDIC Guaranteed)
3.13%, 06/15/12	1,000	1,016,539
Bank of New York Mellon Corp. (The)
4.30%, 05/15/14	130	139,197

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

November 30, 2011

Bank of Nova Scotia
4.38%, 01/13/21	50	53,789
Barclays Bank PLC
5.20%, 07/10/14	250	258,958
BB&T Corp.
6.85%, 04/30/19	124	149,800
BNP Paribas SA
5.00%, 01/15/21(a)	50	45,640
Capital One Bank (USA) N.A.
8.80%, 07/15/19	250	291,082
Citigroup Inc.
6.00%, 10/31/33	127	110,168
6.13%, 11/21/17	190	197,878
8.50%, 05/22/19	170	196,703
Comerica Inc.
3.00%, 09/16/15	50	50,979
Credit Suisse New York
5.30%, 08/13/19	100	101,704
Deutsche Bank AG London
6.00%, 09/01/17	132	146,810
Goldman Sachs Group Inc. (The)
3.63%, 02/07/16	75	70,606
5.00%, 10/01/14	143	145,291
6.00%, 05/01/14	50	51,279
6.15%, 04/01/18	100	99,886
6.75%, 10/01/37	221	196,633
HSBC Holdings PLC
6.50%, 05/02/36	102	98,094
JPMorgan Chase & Co.
4.25%, 10/15/20	200	195,370
4.35%, 08/15/21	100	97,597
5.38%, 10/01/12	103	106,982
5.60%, 07/15/41	75	78,778
5.75%, 01/02/13	103	106,902
KfW
2.00%, 01/17/12	500	500,922
5.13%, 03/14/16	605	694,685
Landwirtschaftliche Rentenbank Series G
5.00%, 11/08/16	202	234,304
Lloyds TSB Bank PLC
6.38%, 01/21/21	100	99,005
Morgan Stanley
5.75%, 10/18/16	355	328,590
5.75%, 01/25/21	100	89,353
6.00%, 04/28/15	187	181,942
National City Corp.
4.90%, 01/15/15	170	182,642
Oesterreichische Kontrollbank AG
4.75%, 10/16/12	250	257,749
Royal Bank of Canada
2.30%, 07/20/16	100	100,947
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	104	94,761
6.13%, 01/11/21(a)	100	98,658
SunTrust Banks Inc.
5.25%, 11/05/12	94	96,658
UBS AG Stamford
5.88%, 12/20/17	250	259,249
US Bank N.A.
4.80%, 04/15/15	184	199,700
Wachovia Corp./Wells Fargo & Co.
5.75%, 06/15/17	255	287,648
Wells Fargo & Co.
5.63%, 12/11/17	200	224,560
Westpac Banking Corp.
4.20%, 02/27/15	125	129,835

		8,556,596

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

November 30, 2011

BEVERAGES—0.78%
Anheuser-Busch InBev Worldwide Inc.
4.13%, 01/15/15	190	204,717
8.20%, 01/15/39	75	114,180
Coca-Cola Co. (The)
3.30%, 09/01/21(b)	150	154,795
Diageo Capital PLC
5.88%, 09/30/36	81	95,888
Dr Pepper Snapple Group Inc.
2.90%, 01/15/16	50	51,659
Pepsi Bottling Group Inc. (The) Series B
7.00%, 03/01/29	101	137,825
PepsiCo Inc.
7.90%, 11/01/18	90	119,301

		878,365
BIOTECHNOLOGY—0.22%
Amgen Inc.
5.15%, 11/15/41	100	96,419
5.70%, 02/01/19	140	155,595

		252,014
BUILDING MATERIALS—0.19%
CRH America Inc.
5.30%, 10/15/13	202	209,511

		209,511
CHEMICALS—0.50%
Dow Chemical Co. (The)
4.25%, 11/15/20(a)	100	100,590
6.00%, 10/01/12	204	212,604
E.I. du Pont de Nemours and Co.
5.25%, 12/15/16	81	94,401
Eastman Chemical Co.
3.00%, 12/15/15	50	50,810
Potash Corp. of Saskatchewan Inc.
3.25%, 12/01/17	50	51,668
PPG Industries Inc.
3.60%, 11/15/20	50	51,036

		561,109
COMMERCIAL SERVICES—0.17%
McKesson Corp.
5.70%, 03/01/17	61	70,937
Western Union Co. (The)
5.25%, 04/01/20	108	116,304

		187,241
COMPUTERS—0.54%
Dell Inc.
4.63%, 04/01/21(a)	100	104,265
Hewlett-Packard Co.
4.75%, 06/02/14	175	187,621
6.00%, 09/15/41	50	53,853

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

November 30, 2011

International Business Machines Corp.
4.75%, 11/29/12	132	137,318
5.70%, 09/14/17	100	119,756

		602,813
COSMETICS & PERSONAL CARE—0.06%
Procter & Gamble Co. (The)
5.55%, 03/05/37	51	64,706
		64,706

DISTRIBUTION & WHOLESALE—0.05%
Ingram Micro Inc.
5.25%, 09/01/17	50	51,482

		51,482
DIVERSIFIED FINANCIAL SERVICES—2.24%
American Express Co.
6.80%, 09/01/66(c)	81	79,380
8.15%, 03/19/38	103	144,334
Associates Corp. of North America
6.95%, 11/01/18	103	110,744
Bear Stearns Companies Inc. (The)/JPMorgan Chase & Co.
5.70%, 11/15/14	202	219,409
Countrywide Financial Corp.
5.80%, 06/07/12(a)	101	100,406
Credit Suisse (USA) Inc.
5.38%, 03/02/16	142	149,800
General Electric Capital Corp.
5.63%, 09/15/17	203	222,883
5.88%, 01/14/38	132	129,965
6.75%, 03/15/32	208	225,058
HSBC Finance Corp.
6.68%, 01/15/21	157	154,947
Jefferies Group Inc.
8.50%, 07/15/19	87	80,910
John Deere Capital Corp.
3.90%, 07/12/21	75	79,118
7.00%, 03/15/12	102	103,933
JPMorgan Chase Capital XXV
6.80%, 10/01/37	100	99,601
Merrill Lynch & Co. Inc.
6.11%, 01/29/37	100	77,512
6.40%, 08/28/17	178	170,549
National Rural Utilities Cooperative Finance Corp.
7.25%, 03/01/12	135	137,126
SLM Corp.
5.38%, 05/15/14	132	131,361
Toyota Motor Credit Corp.
3.40%, 09/15/21	100	101,161

		2,518,197
ELECTRIC—2.36%
Consolidated Edison Co. of New York Inc.
5.50%, 12/01/39	100	119,570
Constellation Energy Group Inc.
4.55%, 06/15/15	92	96,255
Detroit Edison Co. (The)
3.45%, 10/01/20	50	52,444
Dominion Resources Inc.
4.45%, 03/15/21	100	109,793
5.15%, 07/15/15	143	160,185

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

November 30, 2011

Duke Energy Indiana Inc.
6.45%, 04/01/39	50	66,276
Duke Energy Ohio Inc.
5.45%, 04/01/19	100	118,375
Entergy Arkansas Inc.
3.75%, 02/15/21	100	101,789
Exelon Corp.
4.90%, 06/15/15	102	109,666
Exelon Generation Co. LLC
5.35%, 01/15/14	152	162,674
FirstEnergy Solutions Corp.
6.80%, 08/15/39	100	110,844
Florida Power & Light Co.
5.95%, 02/01/38	94	121,880
Indiana Michigan Power Co.
7.00%, 03/15/19	134	163,220
LG&E and KU Energy LLC
2.13%, 11/15/15	50	49,015
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	102	121,397
Oncor Electric Delivery Co.
7.00%, 09/01/22	101	127,537
Pacific Gas & Electric Co.
4.80%, 03/01/14	112	120,264
6.05%, 03/01/34	100	120,174
Progress Energy Inc.
4.40%, 01/15/21	100	108,020
PSEG Power LLC
8.63%, 04/15/31	61	88,298
Southern California Edison Co.
6.00%, 01/15/34	92	118,165
Southern Power Co.
5.15%, 09/15/41	50	50,825
6.25%, 07/15/12	90	93,235
Xcel Energy Inc.
6.50%, 07/01/36	125	159,911

		2,649,812
ELECTRICAL COMPONENTS & EQUIPMENT—0.11%
Emerson Electric Co.
4.25%, 11/15/20(a)	110	120,534

		120,534
ELECTRONICS—0.09%
Arrow Electronics Inc.
5.13%, 03/01/21	50	49,543
Thermo Fisher Scientific Inc.
3.60%, 08/15/21	50	51,067

		100,610
ENVIRONMENTAL CONTROL—0.12%
Republic Services Inc.
5.50%, 09/15/19	75	85,570
Waste Management Inc.
7.00%, 07/15/28	41	51,286

		136,856

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

November 30, 2011

FOOD—0.82%
Campbell Soup Co.
3.05%, 07/15/17	50	53,172
General Mills Inc.
3.15%, 12/15/21	100	98,811
Hershey Co. (The)
4.13%, 12/01/20	50	55,358
Kellogg Co.
4.15%, 11/15/19	130	138,883
Kraft Foods Inc.
6.13%, 02/01/18	200	230,991
6.50%, 02/09/40	50	59,285
Kroger Co. (The)
5.50%, 02/01/13	101	105,507
Safeway Inc.
3.95%, 08/15/20(a)	50	48,492
Unilever Capital Corp.
5.90%, 11/15/32	102	128,940

		919,439
FOREST PRODUCTS & PAPER—0.10%
International Paper Co.
7.30%, 11/15/39	100	116,117

		116,117
GAS—0.12%
ONEOK Inc.
6.00%, 06/15/35	61	65,064
Sempra Energy
6.00%, 10/15/39	55	66,117

		131,181
HEALTH CARE - PRODUCTS—0.14%
Johnson & Johnson
5.55%, 08/15/17	90	108,273
St. Jude Medical Inc.
2.50%, 01/15/16	50	51,372

		159,645
HEALTH CARE - SERVICES—0.49%
Aetna Inc.
6.75%, 12/15/37	100	122,102
Cigna Corp.
4.38%, 12/15/20	50	49,503
Humana Inc.
7.20%, 06/15/18	25	29,134
UnitedHealth Group Inc.
5.38%, 03/15/16	140	160,863
5.80%, 03/15/36	51	57,770
WellPoint Inc.
5.25%, 01/15/16	120	133,538

		552,910
HOUSEHOLD PRODUCTS & WARES—0.11%
Kimberly-Clark Corp.
6.13%, 08/01/17	103	124,543

		124,543

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

November 30, 2011

INSURANCE—1.45%
ACE INA Holdings Inc.
2.60%, 11/23/15	100	101,116
Aflac Inc.
3.45%, 08/15/15(a)	50	51,391
Allstate Corp. (The)
5.55%, 05/09/35	132	135,105
American International Group Inc.
5.45%, 05/18/17	170	161,131
8.18%, 05/15/68(c)	50	44,125
Berkshire Hathaway Finance Corp.
4.85%, 01/15/15	122	134,125
Chubb Corp. (The)
5.75%, 05/15/18(a)	150	175,250
CNA Financial Corp.
5.88%, 08/15/20	25	25,090
Hartford Financial Services Group Inc.
5.50%, 03/30/20(a)	75	73,187
Lincoln National Corp.
8.75%, 07/01/19	50	58,498
MetLife Inc.
5.00%, 06/15/15	254	275,545
6.40%, 12/15/66	25	22,716
Prudential Financial Inc.
5.70%, 12/14/36	101	94,111
Prudential Financial Inc. Series D
4.75%, 09/17/15	100	105,026
Travelers Companies Inc. (The)
5.80%, 05/15/18	150	173,775

		1,630,191
IRON & STEEL—0.14%
ArcelorMittal SA
9.85%, 06/01/19	100	108,516
Cliffs Natural Resources Inc.
4.88%, 04/01/21(a)	50	48,736

		157,252
MACHINERY—0.24%
Caterpillar Inc.
5.20%, 05/27/41	25	28,321
5.70%, 08/15/16(a)	204	239,213

		267,534
MANUFACTURING—0.49%
General Electric Co.
5.00%, 02/01/13	254	265,177
Honeywell International Inc.
5.00%, 02/15/19	110	125,897
Tyco International Ltd.
6.88%, 01/15/21	125	154,688

		545,762
MEDIA—1.58%
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13	143	156,268
Comcast Corp.
6.45%, 03/15/37	132	149,748
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
5.00%, 03/01/21	100	103,739
6.00%, 08/15/40	50	52,015

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

November 30, 2011

NBCUniversal Media LLC
4.38%, 04/01/21	100	102,342
News America Inc.
5.30%, 12/15/14	183	201,007
6.15%, 02/15/41	75	80,302
Time Warner Cable Inc.
6.55%, 05/01/37	81	89,455
7.50%, 04/01/14	140	156,777
8.25%, 04/01/19	75	93,060
Time Warner Inc.
7.70%, 05/01/32	202	251,422
Viacom Inc.
4.50%, 03/01/21	100	102,503
7.88%, 07/30/30	57	71,180
Walt Disney Co. (The)
6.38%, 03/01/12	158	160,146

		1,769,964
MINING—1.04%
Alcoa Inc.
5.55%, 02/01/17(a)	61	64,564
5.95%, 02/01/37	61	54,840
Barrick North America Finance LLC
4.40%, 05/30/21	100	104,579
BHP Billiton Finance (USA) Ltd.
4.80%, 04/15/13	193	203,987
Freeport-McMoRan Copper & Gold Inc.
8.38%, 04/01/17	155	164,881
Rio Tinto Finance (USA) Ltd.
1.88%, 11/02/15	50	50,152
5.20%, 11/02/40	25	27,375
9.00%, 05/01/19	88	118,373
Southern Copper Corp.
6.75%, 04/16/40	25	25,022
Teck Resources Ltd.
4.50%, 01/15/21(a)	100	102,172
Vale Overseas Ltd.
6.25%, 01/23/17	152	168,062
6.88%, 11/21/36	75	81,971

		1,165,978
MULTI-NATIONAL—1.72%
Asian Development Bank
2.75%, 05/21/14	309	324,237
European Investment Bank
2.13%, 07/15/16	250	252,144
4.00%, 02/16/21	200	208,919
4.63%, 05/15/14	605	652,511
Inter-American Development Bank
5.13%, 09/13/16	203	238,679
International Bank for Reconstruction and Development
2.00%, 04/02/12	250	251,553

		1,928,043
OFFICE & BUSINESS EQUIPMENT—0.12%
Xerox Corp.
5.63%, 12/15/19	125	134,822

		134,822

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

November 30, 2011

OIL & GAS—2.44%
Anadarko Petroleum Corp.
5.95%, 09/15/16	202	225,906
Apache Corp.
5.25%, 04/15/13	101	107,179
BP Capital Markets PLC
3.13%, 10/01/15	50	51,604
3.88%, 03/10/15	150	158,333
Canadian Natural Resources Ltd.
6.25%, 03/15/38	61	73,894
ConocoPhillips Holding Co.
6.95%, 04/15/29	204	269,878
Devon Energy Corp.
7.95%, 04/15/32	57	77,942
Encana Holdings Finance Corp.
5.80%, 05/01/14	190	206,459
EOG Resources Inc.
4.10%, 02/01/21	100	107,337
Hess Corp.
7.13%, 03/15/33	51	63,450
Husky Energy Inc.
7.25%, 12/15/19	50	60,112
Marathon Oil Corp.
6.00%, 10/01/17	48	55,627
Marathon Petroleum Corp.
5.13%, 03/01/21	50	50,936
Nexen Inc.
6.20%, 07/30/19	50	56,940
7.50%, 07/30/39	50	56,996
NuStar Logistics LP
4.80%, 09/01/20	25	25,590
Pemex Project Funding Master Trust
6.63%, 06/15/35	102	112,200
Petrobras International Finance Co.
5.75%, 01/20/20	234	242,896
Shell International Finance BV
6.38%, 12/15/38	100	132,350
Statoil ASA
5.25%, 04/15/19	100	114,120
Suncor Energy Inc.
6.10%, 06/01/18	150	175,594
Talisman Energy Inc.
3.75%, 02/01/21	50	48,525
Total Capital SA
4.13%, 01/28/21	100	107,036
Transocean Inc.
6.50%, 11/15/20	100	99,460
Valero Energy Corp.
7.50%, 04/15/32	51	56,510

		2,736,874
OIL & GAS SERVICES—0.26%
Baker Hughes Inc.
3.20%, 08/15/21(b)	50	50,834
Halliburton Co.
4.50%, 11/15/41	50	50,064
Weatherford International Ltd.
9.63%, 03/01/19(a)	150	191,998

		292,896

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

November 30, 2011

PHARMACEUTICALS—1.49%
Abbott Laboratories
5.88%, 05/15/16	101	118,248
AmerisourceBergen Corp.
5.88%, 09/15/15	101	114,758
Aristotle Holding Inc.
4.75%, 11/15/21(b)	100	101,026
AstraZeneca PLC
5.40%, 09/15/12	132	137,121
Bristol-Myers Squibb Co.
5.88%, 11/15/36	45	55,052
Eli Lilly and Co.
5.55%, 03/15/37	81	95,782
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	158	187,969
Medco Health Solutions Inc.
2.75%, 09/15/15	50	49,548
Merck & Co. Inc.
4.75%, 03/01/15	90	100,677
Pfizer Inc.
7.20%, 03/15/39	80	112,259
Sanofi
1.20%, 09/30/14	50	50,252
Schering-Plough Corp./Merck & Co. Inc.
5.30%, 12/01/13	200	218,123
Teva Pharmaceutical Finance LLC
6.15%, 02/01/36	101	119,364
Wyeth
5.50%, 02/01/14	193	212,179

		1,672,358
PIPELINES—0.97%
CenterPoint Energy Resources Corp.
4.50%, 01/15/21	25	26,101
Duke Capital LLC
6.25%, 02/15/13	152	159,852
Energy Transfer Partners LP
4.65%, 06/01/21	100	96,501
5.65%, 08/01/12	60	61,480
Enterprise Products Operating LLC
5.70%, 02/15/42	50	52,665
Enterprise Products Operating LP Series G
5.60%, 10/15/14	142	155,985
Kinder Morgan Energy Partners LP
6.50%, 02/01/37	92	98,024
Magellan Midstream Partners LP
4.25%, 02/01/21	100	102,514
Plains All American Pipeline LP
3.95%, 09/15/15	100	105,548
TransCanada PipeLines Ltd.
7.13%, 01/15/19	114	143,160
Williams Partners LP
5.25%, 03/15/20	84	91,394

		1,093,224
REAL ESTATE INVESTMENT TRUSTS—0.49%
Boston Properties LP
4.13%, 05/15/21	150	148,321
ERP Operating LP
5.25%, 09/15/14	84	89,002

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

November 30, 2011

HCP Inc.
6.70%, 01/30/18	134	145,116
Simon Property Group LP
5.65%, 02/01/20	150	167,623

		550,062
RETAIL—1.13%
Costco Wholesale Corp.
5.50%, 03/15/17	81	96,907
CVS Caremark Corp.
4.75%, 05/18/20	25	27,519
6.13%, 08/15/16	61	70,928
Home Depot Inc. (The)
5.40%, 03/01/16	102	116,676
5.88%, 12/16/36	63	73,088
Lowe’s Companies Inc.
6.88%, 02/15/28	25	31,304
Macy’s Retail Holdings Inc.
6.38%, 03/15/37	50	55,259
McDonald’s Corp.
5.35%, 03/01/18	130	152,752
Target Corp.
7.00%, 01/15/38	103	133,532
Wal-Mart Stores Inc.
4.55%, 05/01/13(a)	337	356,317
5.63%, 04/15/41	75	89,610
6.50%, 08/15/37	50	63,060

		1,266,952
SEMICONDUCTORS—0.09%
Intel Corp.
1.95%, 10/01/16	100	101,133

		101,133
SOFTWARE—0.28%
Microsoft Corp.
4.50%, 10/01/40	50	53,608
Oracle Corp.
5.25%, 01/15/16	132	151,412
5.38%, 07/15/40(b)	100	115,023

		320,043
TELECOMMUNICATIONS—2.33%
America Movil SAB de CV
6.13%, 03/30/40	100	109,798
American Tower Corp.
5.05%, 09/01/20	50	50,101
AT&T Inc.
6.55%, 02/15/39	150	180,732
BellSouth Corp.
6.00%, 11/15/34	202	222,291
British Telecom PLC
9.88%, 12/15/30	31	43,018
Cellco Partnership/Verizon Wireless Capital LLC
5.55%, 02/01/14	160	174,090
Cisco Systems Inc.
4.45%, 01/15/20	130	144,567
5.50%, 02/22/16	101	116,790
Deutsche Telekom International Finance BV
8.75%, 06/15/30	61	82,874

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

November 30, 2011

Embarq Corp.
7.08%, 06/01/16	177	187,255
France Telecom SA
8.50%, 03/01/31	77	106,347
Juniper Networks Inc.
4.60%, 03/15/21	200	206,549
Qwest Corp.
6.88%, 09/15/33	31	30,380
Rogers Wireless Inc.
6.38%, 03/01/14	61	66,900
Telecom Italia Capital SA
5.25%, 10/01/15	160	144,738
Telefonica Emisiones SAU
3.99%, 02/16/16	100	93,683
Telefonica Europe BV
8.25%, 09/15/30	77	78,900
Verizon Communications Inc.
5.55%, 02/15/16(a)	132	149,598
7.35%, 04/01/39	184	243,255
Vodafone Group PLC
5.75%, 03/15/16(a)	162	185,322

		2,617,188
TRANSPORTATION—0.51%
Burlington Northern Santa Fe Corp.
6.15%, 05/01/37	102	125,681
Canadian National Railway Co.
2.85%, 12/15/21	50	49,396
CSX Corp.
4.25%, 06/01/21	50	52,634
6.22%, 04/30/40	25	29,633
Norfolk Southern Corp.
4.84%, 10/01/41(b)	57	57,854
Union Pacific Corp.
5.78%, 07/15/40	80	95,046
United Parcel Service Inc.
4.50%, 01/15/13	160	167,001

		577,245

TOTAL CORPORATE BONDS & NOTES
(Cost: $36,637,872)		39,095,562

FOREIGN GOVERNMENT BONDS & NOTES(d)—2.99%

BRAZIL—0.58%
Brazil (Federative Republic of)
6.00%, 01/17/17	150	172,725
7.13%, 01/20/37	100	133,750
8.00%, 01/15/18	295	343,287

		649,762
CANADA—0.85%
Export Development Canada
3.13%, 04/24/14	204	216,355
Nova Scotia (Province of)
2.38%, 07/21/15	100	103,712
Ontario (Province of)
2.30%, 05/10/16	150	154,577
4.95%, 11/28/16	160	183,375
Quebec (Province of)
5.00%, 03/01/16	122	139,449
7.50%, 09/15/29	102	150,871

		948,339

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

November 30, 2011

COLOMBIA—0.17%
Colombia (Republic of)
7.38%, 03/18/19	150	187,875

		187,875
HUNGARY—0.08%
Hungary (Republic of)
6.38%, 03/29/21(a)	100	92,500

		92,500
ITALY—0.29%
Italy (Republic of)
4.50%, 01/21/15	260	235,310
5.38%, 06/12/17	100	87,438

		322,748
JAPAN—0.09%
Japan Finance Corp.
2.50%, 01/21/16(a)	100	104,353

		104,353
MEXICO—0.43%
United Mexican States
6.38%, 01/16/13	193	203,615
7.50%, 04/08/33	204	281,520

		485,135
PANAMA—0.12%
Panama (Republic of)
6.70%, 01/26/36	100	129,500

		129,500
PERU—0.22%
Peru (Republic of)
7.13%, 03/30/19	200	247,600

		247,600
POLAND—0.16%
Poland (Republic of)
6.38%, 07/15/19	170	184,025

		184,025

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $3,218,580)		3,351,837

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

November 30, 2011

MUNICIPAL DEBT OBLIGATIONS—1.31%

CALIFORNIA—0.59%
Bay Area Toll Authority RB Highway Revenue Tolls BAB Series S1
7.04%, 04/01/50	100	129,399
Los Angeles Community College District GO BAB
6.75%, 08/01/49	100	127,803
Los Angeles Department of Water & Power RB Electric Power & Light Revenues BAB
6.57%, 07/01/45	50	64,078
Sacramento Municipal Utility District RB Electric Power & Light Revenues BAB
6.16%, 05/15/36	80	91,140
State of California GO BAB
7.30%, 10/01/39	215	247,716

		660,136
GEORGIA—0.07%
Municipal Electric Authority of Georgia RB Electric Power & Light Revenues BAB
6.66%, 04/01/57	80	82,902

		82,902
ILLINOIS—0.19%
State of Illinois GO
5.10%, 06/01/33	235	208,974

		208,974
MASSACHUSETTS—0.07%
Commonwealth of Massachusetts GOL BAB Series D
4.50%, 08/01/31	75	79,481

		79,481
NEW YORK—0.18%
Metropolitan Transportation Authority RB Transit Revenue BAB
7.34%, 11/15/39	60	82,463
New York City Municipal Water Finance Authority RB Water Revenue BAB
5.72%, 06/15/42	100	119,541

		202,004
OHIO—0.21%
American Municipal Power Inc. RB Electric Power & Light Revenues BAB Series E
6.27%, 02/15/50	50	54,551
Ohio State Water Development Authority RB Miscellaneous Revenue BAB
4.88%, 12/01/34	170	187,051

		241,602

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $1,309,561)		1,475,099

U.S. GOVERNMENT & AGENCY OBLIGATIONS—59.60%

U.S. GOVERNMENT AGENCY OBLIGATIONS—7.68%
Federal Home Loan Mortgage Corp.
4.50%, 01/15/13	1,634	1,711,471
4.50%, 01/15/15(a)	1,100	1,228,210

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

November 30, 2011

4.88%, 06/13/18	504	599,442
5.13%, 07/15/12(a)	340	350,636
Federal National Mortgage Association
0.50%, 08/09/13(a)	500	501,107
1.25%, 06/22/12	1,207	1,214,225
5.00%, 04/15/15	1,400	1,594,512
5.38%, 06/12/17(a)	400	481,277
6.63%, 11/15/30	540	783,491
7.25%, 05/15/30(a)	100	153,122

		8,617,493
U.S. GOVERNMENT OBLIGATIONS—51.92%
U.S. Treasury Bonds
3.75%, 08/15/41(a)	500	568,906
3.88%, 08/15/40	650	754,203
4.25%, 11/15/40	730	901,550
4.38%, 05/15/41	250	315,469
4.50%, 08/15/39(a)	2,268	2,907,293
4.75%, 02/15/41(a)	1,080	1,442,475
7.63%, 02/15/25(a)	2,180	3,465,520
U.S. Treasury Notes
0.38%, 11/15/14	50	49,980
0.50%, 05/31/13	1,500	1,506,387
0.63%, 04/30/13	2,500	2,515,040
1.00%, 01/15/14(a)	900	913,500
1.00%, 09/30/16(a)	150	150,668
1.25%, 03/15/14	2,500	2,553,905
1.25%, 04/15/14	2,500	2,555,470
1.38%, 09/15/12(a)	2,335	2,357,895
1.38%, 05/15/13	720	732,038
2.00%, 04/30/16(a)	3,000	3,159,843
2.00%, 11/15/21	200	198,750
2.13%, 02/29/16	1,000	1,058,359
2.38%, 07/31/17	2,800	2,987,905
2.38%, 05/31/18	1,000	1,060,859
2.50%, 04/30/15	2,207	2,355,800
3.13%, 05/15/21	600	658,547
3.25%, 03/31/17	272	302,940
3.63%, 08/15/19	5,780	6,606,812
3.63%, 02/15/21(a)	350	399,793
4.63%, 11/15/16	6,066	7,150,297
4.75%, 05/15/14(a)	6,100	6,757,653
8.13%, 08/15/19(a)	1,280	1,890,400

		58,278,257

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $61,514,443)		66,895,750

Security	Shares	Value

SHORT-TERM INVESTMENTS—24.16%

MONEY MARKET FUNDS—24.16%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(e)(f)(g)	23,702,827	23,702,827
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%(e)(f)(g)	2,762,915	2,762,915

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

November 30, 2011

BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(e)(f)	653,057	653,057

		27,118,799

TOTAL SHORT-TERM INVESTMENTS
(Cost: $27,118,799)		27,118,799

TOTAL INVESTMENTS IN SECURITIES—122.89%
(Cost: $129,799,255)		137,937,047
Other Assets, Less Liabilities—(22.89)%		(25,689,026)

NET ASSETS—100.00%		$112,248,021

BAB - Build America Bonds

FDIC - Federal Deposit Insurance Corp.

GO - General Obligation

GOL - General Obligation Limited

RB - Revenue Bond

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(c)	Variable rate security. Rate shown is as of report date.
(d)	Investments are denominated in U.S. dollars.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

November 30, 2011

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES—91.63%

ADVERTISING—0.17%
Interpublic Group of Companies Inc. (The)
10.00%, 07/15/17	$1,000	$1,145,000
Omnicom Group Inc.
4.45%, 08/15/20	800	807,345
5.90%, 04/15/16	2,000	2,239,852
6.25%, 07/15/19	1,000	1,124,045
WPP Finance UK
8.00%, 09/15/14	2,000	2,249,009

		7,565,251
AEROSPACE & DEFENSE—1.12%
Boeing Co. (The)
1.88%, 11/20/12	4,000	4,047,896
4.88%, 02/15/20	1,250	1,426,964
5.00%, 03/15/14	2,500	2,738,348
6.00%, 03/15/19	2,550	3,080,487
Embraer Overseas Ltd.
6.38%, 01/15/20	1,750	1,891,820
Exelis Inc.
5.55%, 10/01/21(a)	500	504,790
General Dynamics Corp.
2.25%, 07/15/16	650	665,678
3.88%, 07/15/21	500	535,387
4.25%, 05/15/13	2,500	2,631,887
5.25%, 02/01/14	1,174	1,283,631
Goodrich Corp.
3.60%, 02/01/21	1,500	1,532,727
L-3 Communications Corp.
3.95%, 11/15/16	550	549,879
4.75%, 07/15/20	1,750	1,681,451
4.95%, 02/15/21	1,100	1,066,581
5.20%, 10/15/19	1,300	1,302,286
Lockheed Martin Corp.
2.13%, 09/15/16	3,000	2,995,891
3.35%, 09/15/21	1,000	969,708
4.25%, 11/15/19	1,250	1,303,861
Northrop Grumman Corp.
1.85%, 11/15/15	2,000	1,984,500
3.70%, 08/01/14	2,500	2,657,520
Raytheon Co.
1.40%, 12/15/14	1,400	1,404,624
4.40%, 02/15/20	2,550	2,755,512
6.40%, 12/15/18	500	597,629
Rockwell Collins Inc.
3.10%, 11/15/21	250	249,967
5.25%, 07/15/19	200	228,671
United Technologies Corp.
4.50%, 04/15/20	1,500	1,657,078
4.88%, 05/01/15	4,200	4,699,419
6.13%, 02/01/19	1,711	2,069,178

		48,513,370

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

November 30, 2011

AGRICULTURE—1.12%
Altria Group Inc.
4.13%, 09/11/15	1,000	1,076,740
4.75%, 05/05/21	4,409	4,605,996
8.50%, 11/10/13	2,850	3,230,089
9.25%, 08/06/19	2,625	3,373,264
9.70%, 11/10/18	3,555	4,628,838
Archer-Daniels-Midland Co.
4.48%, 03/01/21(b)	2,000	2,191,320
5.45%, 03/15/18	750	867,516
Bunge Ltd. Finance Corp.
4.10%, 03/15/16	350	359,617
5.35%, 04/15/14	2,875	3,036,044
8.50%, 06/15/19	900	1,094,447
Lorillard Tobacco Co.
3.50%, 08/04/16	150	149,323
6.88%, 05/01/20(b)	2,500	2,751,681
8.13%, 06/23/19	800	929,969
Philip Morris International Inc.
2.50%, 05/16/16	3,800	3,896,202
4.13%, 05/17/21	1,000	1,077,396
4.50%, 03/26/20	1,750	1,925,482
4.88%, 05/16/13	3,950	4,182,657
5.65%, 05/16/18	3,333	3,875,312
Reynolds American Inc.
6.75%, 06/15/17	1,322	1,490,162
7.25%, 06/01/13	1,950	2,092,900
7.63%, 06/01/16	1,500	1,789,664

		48,624,619
AIRLINES—0.21%
American Airlines Inc. 2011-1 Pass Through Trust Class A
5.25%, 07/31/22(b)	399	349,483
American Airlines Inc. 2011-2 Pass Through Trust Class A
8.63%, 04/15/23(b)	2,150	2,085,500
Continental Airlines Inc. 2010-1 Pass Through Trust Class A
4.75%, 07/12/22(b)	200	201,000
Delta Air Lines Inc. 2010-1A Pass Through Trust Class A
6.20%, 01/02/20(b)	1,887	1,980,858
Southwest Airlines Co.
5.75%, 12/15/16(b)	2,000	2,210,585
United Airlines Inc. 2009-1 Pass Through Trust
10.40%, 05/01/18(b)	2,304	2,487,854

		9,315,280
APPAREL—0.01%
VF Corp.
3.50%, 09/01/21	600	601,376

		601,376
AUTO MANUFACTURERS—0.08%
Daimler Finance North America LLC
6.50%, 11/15/13	3,333	3,632,378

		3,632,378
AUTO PARTS & EQUIPMENT—0.14%
BorgWarner Inc.
4.63%, 09/15/20	600	624,296

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

November 30, 2011

Johnson Controls Inc.
2.60%, 12/01/16	1,000	1,003,038
3.75%, 12/01/21	1,000	998,221
4.25%, 03/01/21	1,000	1,033,072
5.50%, 01/15/16(b)	2,200	2,442,805

		6,101,432
BANKS—22.88%
Abbey National Treasury Services PLC
2.88%, 04/25/14(b)	3,000	2,816,239
4.00%, 04/27/16	1,250	1,133,883
American Express Bank FSB
6.00%, 09/13/17(b)	750	834,694
American Express Centurion Bank
6.00%, 09/13/17	1,250	1,391,157
Associated Banc-Corp
5.13%, 03/28/16	700	711,340
BanColombia SA
5.95%, 06/03/21	1,500	1,496,250
Bank of America Corp.
3.63%, 03/17/16	3,750	3,312,044
3.70%, 09/01/15	5,500	4,967,977
3.75%, 07/12/16	3,200	2,818,223
4.50%, 04/01/15	6,000	5,618,615
4.88%, 01/15/13	4,970	4,954,781
5.00%, 05/13/21(b)	6,350	5,376,117
5.42%, 03/15/17	2,000	1,832,702
5.49%, 03/15/19	2,200	1,858,963
5.63%, 07/01/20	6,250	5,491,793
5.65%, 05/01/18	4,975	4,542,962
5.75%, 12/01/17	5,500	4,930,193
6.50%, 08/01/16	8,950	8,651,158
7.38%, 05/15/14	4,500	4,548,488
7.63%, 06/01/19	1,750	1,745,420
Bank of America N.A.
5.30%, 03/15/17	2,500	2,140,149
6.10%, 06/15/17	5,850	5,191,122
Bank of Montreal
1.75%, 04/29/14(b)	2,000	2,024,230
2.13%, 06/28/13	1,000	1,019,049
Bank of New York Mellon Corp. (The)
2.30%, 07/28/16	2,750	2,749,369
2.95%, 06/18/15	1,000	1,033,936
3.10%, 01/15/15	500	517,253
3.55%, 09/23/21(b)	1,500	1,485,038
4.15%, 02/01/21(b)	1,000	1,032,978
4.30%, 05/15/14	6,750	7,222,832
4.60%, 01/15/20	925	978,149
4.95%, 11/01/12	3,333	3,462,061
5.45%, 05/15/19	1,500	1,662,275
Bank of Nova Scotia
2.25%, 01/22/13	2,000	2,029,351
2.90%, 03/29/16	2,000	2,052,879
3.40%, 01/22/15	6,000	6,281,565
4.38%, 01/13/21	2,650	2,846,368
Barclays Bank PLC
2.38%, 01/13/14	2,000	1,962,911
2.50%, 01/23/13	3,900	3,858,513
5.00%, 09/22/16	3,550	3,624,996
5.13%, 01/08/20	8,750	8,525,276
5.20%, 07/10/14	3,050	3,155,859
6.75%, 05/22/19	2,250	2,403,187

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

November 30, 2011

BB&T Corp.
2.05%, 04/28/14(b)	2,000	2,021,723
3.20%, 03/15/16	750	769,518
5.20%, 12/23/15	2,137	2,315,040
5.25%, 11/01/19	2,100	2,251,289
5.70%, 04/30/14	2,700	2,948,388
BBVA U.S. Senior SA Unipersonal
3.25%, 05/16/14	1,500	1,388,012
BNP Paribas SA
2.13%, 12/21/12	1,550	1,508,507
3.25%, 03/11/15	3,600	3,390,231
3.60%, 02/23/16	1,500	1,401,489
5.00%, 01/15/21(b)	6,500	5,953,119
Canadian Imperial Bank of Commerce
1.45%, 09/13/13	1,500	1,499,885
2.35%, 12/11/15	1,700	1,699,676
Capital One Bank (USA) N.A.
8.80%, 07/15/19	2,500	2,894,494
Capital One Financial Corp.
2.13%, 07/15/14	3,000	2,972,466
3.15%, 07/15/16	650	649,850
4.75%, 07/15/21	500	504,920
6.15%, 09/01/16	1,750	1,807,504
6.75%, 09/15/17	2,000	2,231,786
7.38%, 05/23/14	1,900	2,112,057
China Development Bank
5.00%, 10/15/15(b)	1,000	1,085,725
Citigroup Inc.
3.95%, 06/15/16	3,000	2,938,691
4.75%, 05/19/15	2,000	2,018,734
5.00%, 09/15/14	3,760	3,722,355
5.30%, 01/07/16	4,100	4,151,708
5.38%, 08/09/20	1,000	1,003,598
5.50%, 04/11/13	10,006	10,215,169
5.50%, 10/15/14	2,000	2,062,002
5.50%, 02/15/17	2,250	2,305,490
5.63%, 08/27/12	3,000	3,033,714
6.00%, 12/13/13	2,000	2,075,197
6.00%, 08/15/17	7,750	8,050,109
6.01%, 01/15/15	4,000	4,161,791
6.13%, 11/21/17	10,160	10,607,938
6.13%, 05/15/18	6,450	6,711,969
6.38%, 08/12/14	4,750	5,005,753
6.50%, 08/19/13	2,500	2,600,224
8.50%, 05/22/19	5,250	6,179,421
Comerica Bank
5.20%, 08/22/17	2,700	2,913,594
Credit Suisse New York
2.20%, 01/14/14	3,000	2,945,687
3.50%, 03/23/15	2,500	2,484,081
4.38%, 08/05/20	3,250	3,125,573
5.00%, 05/15/13	4,000	4,121,480
5.30%, 08/13/19	3,500	3,561,332
5.40%, 01/14/20	4,000	3,637,996
5.50%, 05/01/14	7,000	7,381,666
6.00%, 02/15/18	2,500	2,391,104
Deutsche Bank AG London
2.38%, 01/11/13	2,000	1,990,649
3.25%, 01/11/16	1,000	994,080
3.45%, 03/30/15	3,950	3,998,950
3.88%, 08/18/14(b)	2,500	2,540,944
4.88%, 05/20/13	3,900	4,001,256
5.38%, 10/12/12	4,000	4,100,248

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

November 30, 2011

6.00%, 09/01/17	6,004	6,629,571
Discover Bank
7.00%, 04/15/20	500	508,750
8.70%, 11/18/19	1,000	1,107,446
Export-Import Bank of Korea (The)
4.13%, 09/09/15	4,500	4,592,810
4.38%, 09/15/21(b)	2,000	1,946,048
5.13%, 06/29/20	2,450	2,536,445
5.50%, 10/17/12	2,550	2,616,121
5.88%, 01/14/15	1,000	1,076,320
8.13%, 01/21/14	4,650	5,154,808
Fifth Third Bancorp
3.63%, 01/25/16	3,700	3,724,019
4.50%, 06/01/18	500	487,041
5.45%, 01/15/17	1,300	1,364,663
6.25%, 05/01/13	1,500	1,577,689
Fifth Third Capital Trust IV
6.50%, 04/15/17(c)	500	480,000
First Horizon National Corp.
5.38%, 12/15/15	3,200	3,190,760
Goldman Sachs Group Inc. (The)
3.63%, 02/07/16	8,790	8,305,057
3.70%, 08/01/15	5,000	4,824,184
5.00%, 10/01/14	8,192	8,389,459
5.13%, 01/15/15	6,500	6,438,782
5.15%, 01/15/14	1,950	1,979,688
5.25%, 10/15/13	5,950	6,076,766
5.25%, 07/27/21	4,500	4,155,060
5.35%, 01/15/16	2,250	2,257,694
5.38%, 03/15/20	3,650	3,429,368
5.45%, 11/01/12	750	763,710
5.63%, 01/15/17	4,000	3,882,190
5.75%, 10/01/16(b)	4,250	4,347,535
5.95%, 01/18/18	2,750	2,698,487
6.00%, 05/01/14	3,700	3,805,245
6.00%, 06/15/20	4,000	3,903,145
6.15%, 04/01/18	11,706	11,571,319
HSBC Bank (USA) N.A.
4.63%, 04/01/14	2,500	2,580,052
4.88%, 08/24/20	1,000	913,399
HSBC Holdings PLC
5.10%, 04/05/21	3,500	3,612,286
5.25%, 12/12/12	1,711	1,745,316
JPMorgan Chase & Co.
2.60%, 01/15/16(b)	4,250	4,127,354
3.15%, 07/05/16	9,800	9,653,363
3.45%, 03/01/16	3,750	3,727,155
3.70%, 01/20/15	5,000	5,088,124
4.25%, 10/15/20	2,400	2,344,123
4.35%, 08/15/21	4,500	4,405,004
4.40%, 07/22/20	5,300	5,235,426
4.63%, 05/10/21	3,000	2,989,357
4.65%, 06/01/14	3,450	3,638,275
4.75%, 05/01/13	6,000	6,254,655
4.95%, 03/25/20(b)	2,000	2,058,726
5.13%, 09/15/14	1,500	1,568,693
5.15%, 10/01/15	5,720	5,960,630
5.38%, 10/01/12	2,250	2,336,987
5.75%, 01/02/13	3,792	3,941,696
6.00%, 01/15/18	10,050	11,033,300
6.30%, 04/23/19	4,750	5,259,971
JPMorgan Chase Bank N.A.
6.00%, 10/01/17	6,341	6,738,612

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

November 30, 2011

KeyBank N.A.
5.45%, 03/03/16	4,536	4,891,103
KeyCorp
3.75%, 08/13/15	2,800	2,857,663
5.10%, 03/24/21	450	457,592
KfW
1.25%, 10/26/15	4,000	3,996,193
1.25%, 10/05/16(b)	10,000	9,867,483
1.38%, 07/15/13	13,250	13,394,017
1.38%, 01/13/14	5,500	5,551,686
1.50%, 04/04/14	4,250	4,304,061
1.88%, 01/14/13	9,300	9,426,858
2.00%, 06/01/16	9,750	9,976,138
2.38%, 08/25/21	5,500	5,379,277
2.63%, 03/03/15(b)	5,100	5,349,885
2.63%, 02/16/16	3,000	3,150,508
2.75%, 10/21/14	2,500	2,623,814
2.75%, 09/08/20(b)	750	762,601
3.25%, 03/15/13	6,750	6,973,451
3.50%, 05/16/13	6,500	6,763,487
3.50%, 03/10/14	9,350	9,885,527
4.00%, 01/27/20(b)	3,500	3,897,256
4.50%, 07/16/18	6,047	6,943,755
4.88%, 01/17/17(b)	6,000	6,940,173
4.88%, 06/17/19	3,500	4,116,052
KfW Series G
4.38%, 03/15/18	13,050	14,848,901
Landeskreditbank Baden-Wuerttemberg - Foerderbank
4.88%, 01/13/12	1,200	1,205,558
Landwirtschaftliche Rentenbank
2.13%, 07/15/16(b)	3,000	3,072,188
2.50%, 02/15/16(b)	2,000	2,083,455
3.13%, 07/15/15	10,500	11,163,453
Landwirtschaftliche Rentenbank Series G
5.00%, 11/08/16	6,010	6,938,161
Lloyds TSB Bank PLC
4.88%, 01/21/16	3,700	3,601,213
6.38%, 01/21/21	4,100	4,044,865
Manufacturers and Traders Trust Co.
6.63%, 12/04/17	1,000	1,141,551
Morgan Stanley
2.88%, 07/28/14	3,500	3,251,916
3.80%, 04/29/16	7,900	6,939,242
4.10%, 01/26/15	2,500	2,314,141
4.20%, 11/20/14	1,500	1,426,028
4.75%, 04/01/14	5,343	5,177,961
5.30%, 03/01/13	7,350	7,327,085
5.38%, 10/15/15	1,625	1,552,223
5.45%, 01/09/17	4,000	3,704,193
5.50%, 01/26/20	3,200	2,810,682
5.50%, 07/24/20	1,950	1,696,857
5.50%, 07/28/21	6,150	5,306,517
5.63%, 09/23/19	3,750	3,324,980
5.75%, 10/18/16	2,325	2,183,107
5.75%, 01/25/21	6,250	5,469,947
5.95%, 12/28/17	2,200	2,071,080
6.00%, 05/13/14	5,000	4,978,695
6.00%, 04/28/15	7,000	6,840,970
6.63%, 04/01/18	4,233	4,033,758
7.30%, 05/13/19	4,600	4,504,084
Morgan Stanley Series F
5.55%, 04/27/17	5,000	4,623,975

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

November 30, 2011

National City Corp.
4.90%, 01/15/15	1,322	1,426,821
Northern Trust Corp.
3.38%, 08/23/21	650	652,846
3.45%, 11/04/20	650	648,921
4.63%, 05/01/14	1,000	1,076,651
Oesterreichische Kontrollbank AG
1.38%, 01/21/14	6,000	6,027,539
4.88%, 02/16/16	4,250	4,769,159
5.00%, 04/25/17	1,800	2,044,265
PNC Funding Corp.
2.70%, 09/19/16(d)	4,600	4,609,194
4.25%, 09/21/15(d)	750	797,203
4.38%, 08/11/20(d)	2,000	2,111,447
5.13%, 02/08/20(d)	4,000	4,422,540
5.25%, 11/15/15(d)	2,337	2,517,703
5.40%, 06/10/14(d)	3,000	3,250,825
5.63%, 02/01/17(d)	1,750	1,898,027
Rabobank Nederland
2.13%, 10/13/15	500	493,944
4.50%, 01/11/21	5,250	5,480,589
Royal Bank of Canada
1.13%, 01/15/14	1,000	997,631
1.45%, 10/30/14	2,000	2,000,659
2.10%, 07/29/13(b)	1,000	1,018,004
2.63%, 12/15/15	6,000	6,120,195
Royal Bank of Canada New York
2.25%, 03/15/13	500	505,575
Royal Bank of Scotland Group PLC
3.40%, 08/23/13	1,450	1,429,516
3.95%, 09/21/15	3,850	3,627,809
4.38%, 03/16/16	4,800	4,550,903
4.88%, 03/16/15	2,250	2,194,488
5.00%, 10/01/14	1,833	1,668,030
5.05%, 01/08/15(b)	2,500	2,200,000
6.13%, 01/11/21(b)	4,700	4,620,445
6.40%, 10/21/19	1,000	931,259
Sovereign Bank
5.13%, 03/15/13	1,250	1,247,914
8.75%, 05/30/18	250	271,559
State Street Corp.
2.88%, 03/07/16	2,300	2,357,661
4.30%, 05/30/14	1,500	1,601,106
4.38%, 03/07/21	1,300	1,413,819
4.96%, 03/15/18	500	499,548
5.25%, 10/15/18	1,000	1,111,093
SunTrust Bank
6.00%, 09/11/17	750	836,679
7.25%, 03/15/18	500	557,974
SunTrust Banks Inc.
3.50%, 01/20/17	2,200	2,189,304
3.60%, 04/15/16	1,600	1,612,536
Svenska Handelsbanken AB
3.13%, 07/12/16(b)	2,000	1,997,408
Toronto-Dominion Bank (The)
1.38%, 07/14/14	350	351,679
2.38%, 10/19/16	3,500	3,503,184
2.50%, 07/14/16	3,000	3,045,254
U.S. Bancorp
1.13%, 10/30/13	1,000	995,685
2.20%, 11/15/16	1,000	999,759
2.45%, 07/27/15	1,000	1,022,710
2.88%, 11/20/14(b)	500	516,378

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

November 30, 2011

3.44%, 02/01/16	2,000	2,018,298
4.13%, 05/24/21	3,000	3,232,613
4.20%, 05/15/14	5,500	5,872,039
U.S. Bancorp Series S
2.00%, 06/14/13	1,500	1,519,263
UBS AG Stamford
2.25%, 01/28/14	3,300	3,229,107
3.88%, 01/15/15	1,900	1,884,507
4.88%, 08/04/20	3,000	2,907,662
5.75%, 04/25/18	4,850	4,987,644
5.88%, 12/20/17	7,533	7,733,378
UBS AG Stamford Series 10
5.88%, 07/15/16	2,250	2,265,187
UBS Preferred Funding Trust V Series 1
6.24%, 05/15/16(b)(c)	1,300	1,027,000
Union Bank N.A.
2.13%, 12/16/13	2,500	2,523,535
3.00%, 06/06/16	2,000	2,003,780
US Bank N.A.
4.80%, 04/15/15	1,692	1,831,038
4.95%, 10/30/14	1,000	1,087,878
Wachovia Bank N.A./Wells Fargo & Co.
4.88%, 02/01/15	4,192	4,446,504
Wachovia Corp./Wells Fargo & Co.
5.25%, 08/01/14	2,750	2,937,337
5.50%, 05/01/13	4,800	5,071,271
5.63%, 10/15/16	4,000	4,330,051
5.75%, 06/15/17	3,900	4,378,996
5.75%, 02/01/18	2,900	3,246,739
Wells Fargo & Co.
3.63%, 04/15/15	500	522,945
3.68%, 06/15/16	3,900	4,069,221
3.75%, 10/01/14(b)	9,100	9,565,086
4.38%, 01/31/13	3,000	3,104,257
4.60%, 04/01/21	3,500	3,726,187
5.00%, 11/15/14	1,000	1,050,701
5.13%, 09/15/16	5,250	5,621,702
5.63%, 12/11/17	3,897	4,398,797
Wells Fargo Bank N.A.
4.75%, 02/09/15	4,000	4,179,580
5.75%, 05/16/16	900	984,658
Westpac Banking Corp.
2.10%, 08/02/13	1,500	1,510,956
2.25%, 11/19/12	4,050	4,086,675
3.00%, 08/04/15	3,500	3,493,278
3.00%, 12/09/15(b)	1,500	1,499,716
4.20%, 02/27/15	1,800	1,868,672
4.63%, 06/01/18	1,650	1,682,799
4.88%, 11/19/19	3,000	3,110,862
Zions BanCorp.
7.75%, 09/23/14	1,000	1,050,000

		993,191,934
BEVERAGES—2.03%
Anheuser-Busch Companies LLC
5.50%, 01/15/18	2,670	3,029,269
Anheuser-Busch InBev Worldwide Inc.
1.50%, 07/14/14	2,900	2,915,752
4.13%, 01/15/15	3,200	3,444,577
4.38%, 02/15/21(b)	725	794,156
5.38%, 11/15/14	3,000	3,335,908
5.38%, 01/15/20	8,000	9,222,271

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

November 30, 2011

7.75%, 01/15/19	3,000	3,858,296
Bottling Group LLC
5.50%, 04/01/16	1,322	1,524,699
6.95%, 03/15/14	2,500	2,818,170
Brown-Forman Corp.
2.50%, 01/15/16	1,200	1,228,170
Coca-Cola Co. (The)
0.75%, 11/15/13	3,100	3,102,762
1.80%, 09/01/16(a)	2,300	2,304,675
3.15%, 11/15/20	7,500	7,663,824
3.30%, 09/01/21(a)	1,000	1,014,856
3.63%, 03/15/14	1,950	2,075,216
Coca-Cola Enterprises Inc.
1.13%, 11/12/13	100	100,136
3.50%, 09/15/20	750	760,103
4.50%, 09/01/21	1,484	1,602,880
Diageo Capital PLC
4.83%, 07/15/20	1,500	1,662,229
7.38%, 01/15/14	2,750	3,111,673
Diageo Finance BV
5.30%, 10/28/15	3,333	3,763,909
5.50%, 04/01/13	1,750	1,853,922
Dr Pepper Snapple Group Inc.
2.90%, 01/15/16	5,650	5,826,409
PepsiAmericas Inc.
4.38%, 02/15/14	2,500	2,681,393
PepsiCo Inc.
2.50%, 05/10/16	500	516,934
3.00%, 08/25/21(b)	500	492,852
3.10%, 01/15/15	2,800	2,953,262
4.50%, 01/15/20	1,500	1,670,052
4.65%, 02/15/13	2,433	2,551,044
5.00%, 06/01/18	1,950	2,238,084
7.90%, 11/01/18	6,122	8,062,986

		88,180,469
BIOTECHNOLOGY—0.62%
Amgen Inc.
2.30%, 06/15/16	2,850	2,795,027
3.88%, 11/15/21	4,100	4,034,480
4.10%, 06/15/21	1,600	1,603,551
4.85%, 11/18/14	2,500	2,701,159
5.70%, 02/01/19	1,711	1,899,413
Bio-Rad Laboratories Inc.
4.88%, 12/15/20	1,000	1,037,243
Biogen Idec Inc.
6.00%, 03/01/13	2,750	2,902,461
Celgene Corp.
3.95%, 10/15/20	1,500	1,497,549
Genentech Inc.
4.75%, 07/15/15	2,000	2,220,456
Gilead Sciences Inc.
4.50%, 04/01/21	2,500	2,533,837
Life Technologies Corp.
4.40%, 03/01/15(b)	2,000	2,101,541
6.00%, 03/01/20	1,600	1,772,873

		27,099,590
BUILDING MATERIALS—0.19%
CRH America Inc.
5.30%, 10/15/13	1,666	1,728,900
6.00%, 09/30/16	2,200	2,336,302
8.13%, 07/15/18	2,000	2,267,574

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

November 30, 2011

Owens Corning Inc.
9.00%, 06/15/19	1,640	1,932,457

		8,265,233
CHEMICALS—1.50%
Air Products and Chemicals Inc.
2.00%, 08/02/16	2,000	2,030,874
3.00%, 11/03/21	1,500	1,497,226
Airgas Inc.
2.85%, 10/01/13	1,000	1,018,765
Albemarle Corp.
4.50%, 12/15/20	1,000	1,039,790
Dow Chemical Co. (The)
2.50%, 02/15/16	1,000	997,805
4.13%, 11/15/21	2,000	1,984,399
4.25%, 11/15/20(b)	4,000	3,993,572
4.85%, 08/15/12	1,950	1,999,801
5.70%, 05/15/18(b)	1,300	1,419,092
5.90%, 02/15/15	1,750	1,934,688
7.60%, 05/15/14	5,600	6,349,424
8.55%, 05/15/19	1,500	1,895,086
E.I. du Pont de Nemours and Co.
2.75%, 04/01/16	2,000	2,091,197
3.25%, 01/15/15	3,800	4,043,421
4.63%, 01/15/20	4,250	4,802,773
5.00%, 01/15/13	555	581,921
5.88%, 01/15/14	578	633,288
6.00%, 07/15/18	2,250	2,724,508
FMC Corp.
3.95%, 02/01/22	350	347,889
Lubrizol Corp.
8.88%, 02/01/19	1,076	1,437,962
Monsanto Co.
2.75%, 04/15/16(b)	650	682,706
Mosaic Co. (The)
3.75%, 11/15/21	1,400	1,385,980
Potash Corp. of Saskatchewan Inc.
3.25%, 12/01/17	700	728,889
5.25%, 05/15/14	2,750	3,012,489
PPG Industries Inc.
1.90%, 01/15/16	100	98,804
3.60%, 11/15/20	2,200	2,247,095
5.75%, 03/15/13	2,000	2,117,222
6.65%, 03/15/18	584	698,961
Praxair Inc.
3.25%, 09/15/15(b)	1,950	2,074,842
4.05%, 03/15/21	4,800	5,237,703
5.25%, 11/15/14	1,666	1,859,366
Rohm and Haas Co.
6.00%, 09/15/17	1,076	1,224,556
Sherwin-Williams Co. (The)
3.13%, 12/15/14	500	526,515
Sigma-Aldrich Corp.
3.38%, 11/01/20	350	359,601

		65,078,210
COMMERCIAL SERVICES—0.41%
Block Financial LLC
5.13%, 10/30/14(b)	1,000	1,025,000

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

November 30, 2011

Cornell University
5.45%, 02/01/19	750	887,754
Emory University
5.63%, 09/01/19	1,000	1,201,595
Johns Hopkins University
5.25%, 07/01/19	750	879,129
McKesson Corp.
5.70%, 03/01/17	1,617	1,886,936
Moody’s Corp.
5.50%, 09/01/20(b)	800	850,048
Princeton University Series A
4.95%, 03/01/19	500	585,394
SAIC Inc.
4.45%, 12/01/20	800	856,867
Stanford University
3.63%, 05/01/14	3,000	3,203,304
4.75%, 05/01/19	318	369,157
Trustees of Dartmouth College
4.75%, 06/01/19	500	572,034
Vanderbilt University
5.25%, 04/01/19	750	877,987
Western Union Co. (The)
5.25%, 04/01/20	802	868,348
5.93%, 10/01/16	1,250	1,395,408
6.50%, 02/26/14	1,100	1,194,098
Yale University
2.90%, 10/15/14	1,000	1,059,850

		17,712,909
COMPUTERS—1.54%
Computer Sciences Corp.
5.50%, 03/15/13	2,000	2,087,155
6.50%, 03/15/18	1,000	1,027,255
Dell Inc.
2.10%, 04/01/14	1,000	1,018,592
2.30%, 09/10/15	3,300	3,341,203
3.10%, 04/01/16(b)	1,000	1,043,101
4.70%, 04/15/13	1,500	1,572,188
5.88%, 06/15/19(b)	750	857,960
Electronic Data Systems Corp. Series B
6.00%, 08/01/13	2,000	2,149,128
Hewlett-Packard Co.
1.25%, 09/13/13	1,000	998,168
2.20%, 12/01/15	2,000	1,999,627
2.35%, 03/15/15	2,500	2,556,719
2.65%, 06/01/16	1,500	1,515,592
3.00%, 09/15/16	1,000	1,022,192
3.75%, 12/01/20	3,450	3,405,485
4.30%, 06/01/21	2,000	2,035,702
4.38%, 09/15/21	2,000	2,048,502
4.50%, 03/01/13	2,750	2,860,320
4.75%, 06/02/14	2,500	2,693,194
6.13%, 03/01/14	4,038	4,445,939
International Business Machines Corp.
1.00%, 08/05/13	2,500	2,512,316
1.25%, 05/12/14	5,750	5,807,220
1.95%, 07/22/16	600	609,221
2.00%, 01/05/16	2,000	2,039,165
2.90%, 11/01/21(b)	1,400	1,397,400
4.75%, 11/29/12	3,333	3,473,203
5.70%, 09/14/17	2,150	2,568,925
6.50%, 10/15/13	2,500	2,764,050

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

November 30, 2011

7.63%, 10/15/18	3,490	4,620,190
8.38%, 11/01/19	1,125	1,565,446
Lexmark International Inc.
6.65%, 06/01/18	700	742,000

		66,777,158
COSMETICS & PERSONAL CARE—0.45%
Avon Products Inc.
5.63%, 03/01/14	1,000	1,064,108
6.50%, 03/01/19	1,000	1,124,342
Colgate-Palmolive Co.
1.30%, 01/15/17	2,000	1,994,590
3.15%, 08/05/15	1,300	1,388,263
Procter & Gamble Co. (The)
0.70%, 08/15/14	3,500	3,505,781
1.45%, 08/15/16	2,700	2,693,273
1.80%, 11/15/15(b)	2,800	2,864,170
3.50%, 02/15/15	1,200	1,288,294
4.70%, 02/15/19	3,000	3,481,633

		19,404,454
DISTRIBUTION & WHOLESALE—0.02%
Ingram Micro Inc.
5.25%, 09/01/17	700	715,438

		715,438
DIVERSIFIED FINANCIAL SERVICES—7.37%
Allstate Life Global Funding Trusts
5.38%, 04/30/13	4,375	4,614,147
Alterra Finance LLC
6.25%, 09/30/20	400	420,111
American Express Co.
4.88%, 07/15/13	1,666	1,740,570
5.50%, 09/12/16	4,125	4,570,250
6.80%, 09/01/16(c)	1,322	1,282,340
7.00%, 03/19/18	2,800	3,242,967
7.25%, 05/20/14	2,500	2,789,757
8.13%, 05/20/19	3,200	3,993,055
American Express Credit Corp.
2.75%, 09/15/15	8,600	8,506,635
2.80%, 09/19/16	2,550	2,521,119
American Express Credit Corp. Series C
7.30%, 08/20/13	5,550	5,990,044
Ameriprise Financial Inc.
5.30%, 03/15/20	1,500	1,595,865
5.65%, 11/15/15	1,200	1,343,675
Bear Stearns Companies Inc. (The)/JPMorgan Chase & Co.
5.70%, 11/15/14	3,729	4,002,025
6.40%, 10/02/17	2,250	2,559,175
7.25%, 02/01/18	5,166	5,961,784
Boeing Capital Corp.
2.13%, 08/15/16	1,750	1,771,179
Caterpillar Financial Services Corp.
1.55%, 12/20/13(b)	4,400	4,466,687
6.13%, 02/17/14	4,350	4,842,518
7.15%, 02/15/19	1,750	2,208,097
Charles Schwab Corp. (The)
4.45%, 07/22/20	1,000	1,045,841
4.95%, 06/01/14	1,300	1,411,709

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

November 30, 2011

CME Group Inc.
5.75%, 02/15/14	1,800	1,963,734
Countrywide Financial Corp.
5.80%, 06/07/12(b)	1,485	1,476,261
6.25%, 05/15/16	750	664,176
Credit Suisse (Guernsey) Ltd.
5.86%, 05/15/17(c)	1,617	1,228,920
Credit Suisse (USA) Inc.
4.88%, 01/15/15	2,250	2,330,220
5.13%, 08/15/15	2,750	2,888,769
5.38%, 03/02/16(b)	5,004	5,339,887
Discover Financial Services
10.25%, 07/15/19	1,300	1,535,859
Eaton Vance Corp.
6.50%, 10/02/17	1,000	1,090,605
Franklin Resources Inc.
2.00%, 05/20/13	2,500	2,530,724
General Electric Capital Corp.
1.88%, 09/16/13	4,000	4,019,033
2.80%, 01/08/13	8,650	8,800,726
2.95%, 05/09/16	1,000	1,003,927
3.35%, 10/17/16	5,000	5,066,280
3.50%, 06/29/15	2,450	2,524,417
4.38%, 09/16/20	2,250	2,210,158
4.63%, 01/07/21	10,000	9,928,822
4.65%, 10/17/21	3,750	3,728,829
4.80%, 05/01/13	3,250	3,397,211
5.00%, 01/08/16	7,035	7,572,763
5.50%, 01/08/20	1,000	1,062,233
5.63%, 09/15/17	4,000	4,385,713
5.63%, 05/01/18	9,050	9,809,983
5.90%, 05/13/14	6,000	6,543,387
6.00%, 08/07/19	1,690	1,862,054
6.38%, 11/15/17(c)	2,000	1,920,000
General Electric Capital Corp. Series A
3.75%, 11/14/14	6,300	6,589,004
5.45%, 01/15/13	2,750	2,879,726
5.55%, 05/04/20	2,000	2,164,549
HSBC Finance Capital Trust IX
5.91%, 11/30/15(c)	1,100	869,000
HSBC Finance Corp.
5.00%, 06/30/15	1,950	2,004,237
5.50%, 01/19/16	9,500	9,816,171
6.38%, 11/27/12	3,250	3,339,898
6.68%, 01/15/21	4,354	4,253,440
Jefferies Group Inc.
3.88%, 11/09/15(b)	800	676,000
5.13%, 04/13/18(b)	1,800	1,476,000
5.50%, 03/15/16	900	783,000
6.88%, 04/15/21	500	415,000
8.50%, 07/15/19	650	594,750
John Deere Capital Corp.
1.60%, 03/03/14	4,000	4,076,947
1.85%, 09/15/16	800	805,305
1.88%, 06/17/13	2,000	2,037,462
2.25%, 06/07/16	4,000	4,094,393
3.90%, 07/12/21	1,000	1,064,199
John Deere Capital Corp. Series D
5.35%, 04/03/18	4,000	4,608,201
Korea Finance Corp.
4.63%, 11/16/21	3,000	2,958,403
Lazard Group LLC
6.85%, 06/15/17	1,650	1,738,603

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

November 30, 2011

Merrill Lynch & Co. Inc.
5.00%, 01/15/15	1,000	945,893
5.45%, 07/15/14	7,192	7,030,850
6.05%, 08/15/12	2,550	2,573,067
6.05%, 05/16/16	4,700	4,287,073
6.40%, 08/28/17	2,025	1,881,784
6.88%, 04/25/18	12,338	11,609,900
Merrill Lynch & Co. Inc. Series C
5.00%, 02/03/14	1,250	1,196,961
MUFG Capital Finance 1 Ltd.
6.35%, 07/25/16	2,324	2,380,062
NASDAQ OMX Group Inc. (The)
5.55%, 01/15/20	2,500	2,537,103
National Rural Utilities Cooperative Finance Corp.
1.90%, 11/01/15	1,500	1,499,715
3.05%, 03/01/16	3,000	3,158,399
5.50%, 07/01/13	1,500	1,603,200
10.38%, 11/01/18	1,500	2,120,466
Nomura Holdings Inc.
4.13%, 01/19/16	1,800	1,728,447
5.00%, 03/04/15	2,500	2,503,164
6.70%, 03/04/20	2,500	2,617,069
NYSE Euronext
4.80%, 06/28/13	1,000	1,050,299
ORIX Corp.
4.71%, 04/27/15	1,250	1,285,777
5.00%, 01/12/16(b)	1,500	1,553,156
PACCAR Financial Corp.
1.55%, 09/29/14	1,000	996,190
PACCAR Financial Corp. Series S
2.05%, 06/17/13	1,500	1,517,050
Raymond James Financial Inc.
4.25%, 04/15/16	200	199,953
SLM Corp.
5.00%, 10/01/13	1,990	1,930,300
5.38%, 05/15/14	1,425	1,396,500
6.25%, 01/25/16	4,250	4,037,500
8.00%, 03/25/20	2,000	1,935,000
8.45%, 06/15/18	4,166	4,145,170
Swedish Export Credit Corp.
2.13%, 07/13/16	5,500	5,496,052
3.25%, 09/16/14	1,500	1,569,680
5.13%, 03/01/17	1,000	1,132,713
TD Ameritrade Holding Corp.
4.15%, 12/01/14(b)	2,500	2,649,132
TECO Finance Inc.
5.15%, 03/15/20	1,700	1,852,750
Toyota Motor Credit Corp.
1.25%, 11/17/14	1,500	1,499,638
1.38%, 08/12/13	1,000	1,008,756
2.80%, 01/11/16	3,500	3,609,252
3.20%, 06/17/15	3,000	3,143,058
3.40%, 09/15/21	2,371	2,396,258
4.25%, 01/11/21	500	538,262
UFJ Finance Aruba AEC
6.75%, 07/15/13	2,250	2,385,000

		320,009,128
ELECTRIC—4.28%
Alabama Power Co.
4.85%, 12/15/12	3,750	3,906,642

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

November 30, 2011

Ameren Corp.
8.88%, 05/15/14	1,750	1,978,785
Ameren Illinois Co.
6.13%, 11/15/17	2,000	2,326,090
Appalachian Power Co.
7.95%, 01/15/20	1,500	1,965,605
Arizona Public Service Co.
5.80%, 06/30/14	2,250	2,467,636
CenterPoint Energy Houston Electric LLC
7.00%, 03/01/14	2,584	2,916,376
CenterPoint Energy Houston Electric LLC Series M2
5.75%, 01/15/14	1,000	1,094,198
Cleveland Electric Illuminating Co. (The) Series D
7.88%, 11/01/17	3,000	3,704,765
Commonwealth Edison Co.
1.95%, 09/01/16	1,000	993,022
3.40%, 09/01/21	800	805,167
Connecticut Light & Power Co.
5.65%, 05/01/18	1,625	1,872,403
Consolidated Edison Co. of New York Inc.
5.50%, 09/15/16(b)	2,200	2,576,795
5.85%, 04/01/18(b)	2,450	2,885,238
7.13%, 12/01/18(b)	1,174	1,480,130
Constellation Energy Group Inc.
4.55%, 06/15/15	3,333	3,498,912
Consumers Energy Co.
6.13%, 03/15/19	750	895,796
6.70%, 09/15/19	2,650	3,290,674
Detroit Edison Co. (The)
3.45%, 10/01/20	1,000	1,029,056
3.90%, 06/01/21	1,350	1,435,822
Dominion Resources Inc.
1.95%, 08/15/16	500	498,767
4.45%, 03/15/21	3,000	3,268,547
5.15%, 07/15/15	3,998	4,487,236
5.70%, 09/17/12	800	829,226
8.88%, 01/15/19	1,250	1,635,976
Duke Energy Carolinas LLC
3.90%, 06/15/21	1,400	1,519,380
7.00%, 11/15/18(b)	2,330	2,957,795
Duke Energy Corp.
3.55%, 09/15/21	700	710,304
3.95%, 09/15/14	1,625	1,731,556
5.05%, 09/15/19	500	566,191
Duke Energy Indiana Inc.
3.75%, 07/15/20	6,000	6,352,824
Edison International
3.75%, 09/15/17	1,500	1,529,009
Enersis SA
7.40%, 12/01/16	2,000	2,368,140
Entergy Gulf States Louisiana LLC
6.00%, 05/01/18	3,000	3,432,876
Entergy Texas Inc.
7.13%, 02/01/19	1,500	1,802,770
Exelon Corp.
4.90%, 06/15/15	4,333	4,674,691
Exelon Generation Co. LLC
4.00%, 10/01/20	1,700	1,735,291
5.20%, 10/01/19	950	1,037,880
5.35%, 01/15/14	3,333	3,568,233
FirstEnergy Solutions Corp.
4.80%, 02/15/15	3,500	3,740,250
6.05%, 08/15/21	1,500	1,641,365

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

November 30, 2011

Florida Power & Light Co.
5.55%, 11/01/17(b)	2,250	2,651,636
Florida Power Corp.
3.10%, 08/15/21	500	503,266
5.65%, 06/15/18	1,533	1,830,625
FPL Group Capital Inc.
2.55%, 11/15/13	1,000	1,024,368
6.65%, 06/15/17(c)	768	764,160
7.88%, 12/15/15	1,174	1,412,219
Georgia Power Co.
4.25%, 12/01/19	1,000	1,083,026
Great Plains Energy Inc.
4.85%, 06/01/21	250	262,192
Integrys Energy Group Inc.
4.17%, 11/01/20	500	513,047
Kansas City Power & Light Co.
7.15%, 04/01/19	1,800	2,186,313
Kentucky Utilities Co.
1.63%, 11/01/15	1,300	1,305,911
3.25%, 11/01/20	100	101,381
LG&E and KU Energy LLC
2.13%, 11/15/15	600	599,321
3.75%, 11/15/20	300	298,381
4.38%, 10/01/21(a)	1,000	1,008,182
Louisville Gas & Electric Co.
1.63%, 11/15/15	250	251,628
MidAmerican Energy Holdings Co.
5.75%, 04/01/18	3,333	3,832,756
National Fuel Gas Co.
4.90%, 12/01/21	500	499,158
National Grid PLC
6.30%, 08/01/16	2,183	2,493,924
Nevada Power Co.
6.50%, 08/01/18	1,250	1,498,177
7.13%, 03/15/19	1,000	1,240,704
NextEra Energy Capital Holdings Inc.
4.50%, 06/01/21(b)	500	526,813
Nisource Finance Corp.
4.45%, 12/01/21	400	402,190
6.40%, 03/15/18	3,000	3,383,914
Northern States Power Co.
1.95%, 08/15/15	700	715,000
NSTAR
4.50%, 11/15/19	1,000	1,089,079
Ohio Power Co.
5.38%, 10/01/21	2,000	2,278,975
6.00%, 06/01/16	2,750	3,201,178
Oncor Electric Delivery Co.
6.38%, 05/01/12	500	510,523
6.38%, 01/15/15	1,322	1,511,085
Pacific Gas & Electric Co.
3.50%, 10/01/20(b)	1,000	1,017,373
4.25%, 05/15/21(b)	1,500	1,605,910
4.80%, 03/01/14	4,192	4,502,814
PacifiCorp
3.85%, 06/15/21	1,300	1,383,111
Portland General Electric Co.
6.10%, 04/15/19	1,000	1,220,523
PPL Electric Utilities Corp.
3.00%, 09/15/21	950	944,250
PPL Energy Supply LLC
6.20%, 05/15/16	273	300,147
6.30%, 07/15/13	2,250	2,399,728

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

November 30, 2011

Progress Energy Carolina
3.00%, 09/15/21(b)	500	501,188
5.30%, 01/15/19	3,000	3,497,665
Progress Energy Inc.
4.40%, 01/15/21	1,700	1,829,341
4.88%, 12/01/19	250	277,088
PSEG Power LLC
2.50%, 04/15/13	1,500	1,516,111
2.75%, 09/15/16	500	495,445
4.15%, 09/15/21	750	760,735
5.13%, 04/15/20	500	542,568
5.50%, 12/01/15	2,200	2,418,501
Public Service Co. of Colorado
7.88%, 10/01/12	2,000	2,117,344
San Diego Gas & Electric Co.
3.00%, 08/15/21	600	598,905
SCANA Corp.
4.75%, 05/15/21	1,000	1,044,799
South Carolina Electric & Gas Co.
6.50%, 11/01/18	750	919,591
Southern California Edison Co.
3.88%, 06/01/21(b)	1,000	1,082,916
5.75%, 03/15/14	1,275	1,408,980
Southern Co. (The)
1.95%, 09/01/16	1,000	990,780
2.38%, 09/15/15	1,700	1,725,936
Southern Power Co.
4.88%, 07/15/15	1,750	1,908,583
Southwestern Electric Power Co.
6.45%, 01/15/19	1,174	1,392,913
Southwestern Electric Power Co. Series F
5.88%, 03/01/18	1,000	1,142,989
Southwestern Public Service Co. Series G
8.75%, 12/01/18	1,125	1,466,763
TransAlta Corp.
4.75%, 01/15/15	3,000	3,196,334
Tucson Electric Power Co.
5.15%, 11/15/21	2,000	1,996,582
UIL Holdings Corp.
4.63%, 10/01/20	500	511,016
Union Electric Co.
6.70%, 02/01/19	1,000	1,224,553
Virginia Electric and Power Co.
5.10%, 11/30/12	2,250	2,342,364
5.95%, 09/15/17(b)	1,000	1,175,690
Wisconsin Electric Power Co.
2.95%, 09/15/21	400	400,952
6.00%, 04/01/14	2,375	2,616,896
Xcel Energy Inc.
4.70%, 05/15/20	950	1,049,523

		185,717,458
ELECTRICAL COMPONENTS & EQUIPMENT—0.15%
Emerson Electric Co.
4.13%, 04/15/15	2,700	2,941,027
4.88%, 10/15/19	2,000	2,272,920
5.25%, 10/15/18	1,284	1,494,941

		6,708,888
ELECTRONICS—0.52%
Agilent Technologies Inc.

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

November 30, 2011

2.50%, 07/15/13	377	380,267
5.00%, 07/15/20(b)	1,100	1,177,719
5.50%, 09/14/15	1,500	1,641,361
6.50%, 11/01/17	500	583,738
Amphenol Corp.
4.75%, 11/15/14	2,550	2,720,847
Arrow Electronics Inc.
3.38%, 11/01/15(b)	1,000	997,076
Avnet Inc.
5.88%, 03/15/14	1,000	1,065,643
5.88%, 06/15/20(b)	1,750	1,785,648
Koninklijke Philips Electronics NV
5.75%, 03/11/18	2,125	2,428,066
PerkinElmer Inc.
5.00%, 11/15/21	1,650	1,666,425
Thermo Fisher Scientific Inc.
2.05%, 02/21/14	100	102,550
3.20%, 03/01/16	1,500	1,578,920
3.25%, 11/20/14	1,550	1,640,631
3.60%, 08/15/21	1,500	1,528,113
4.50%, 03/01/21	3,000	3,279,442

		22,576,446
ENGINEERING & CONSTRUCTION—0.03%
Fluor Corp.
3.38%, 09/15/21	1,100	1,073,337

		1,073,337
ENTERTAINMENT—0.03%
International Game Technology
7.50%, 06/15/19	1,250	1,442,418

		1,442,418
ENVIRONMENTAL CONTROL—0.27%
Allied Waste North America Inc.
6.88%, 06/01/17	2,334	2,462,370
Republic Services Inc.
5.00%, 03/01/20	1,750	1,901,105
5.50%, 09/15/19	1,000	1,119,237
Waste Management Inc.
2.60%, 09/01/16	900	909,841
4.60%, 03/01/21(b)	1,000	1,064,135
6.10%, 03/15/18	1,334	1,546,827
6.38%, 03/11/15	2,350	2,678,151

		11,681,666
FOOD—1.78%
Campbell Soup Co.
3.38%, 08/15/14(b)	2,000	2,135,422
4.25%, 04/15/21(b)	1,000	1,074,218
ConAgra Foods Inc.
5.88%, 04/15/14	700	765,280
7.00%, 04/15/19	750	886,003
Corn Products International Inc.
4.63%, 11/01/20	800	823,751
Delhaize Group SA
6.50%, 06/15/17	1,380	1,609,079
General Mills Inc.
1.55%, 05/16/14	1,000	1,007,523

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

November 30, 2011

3.15%, 12/15/21	1,500	1,490,836
5.25%, 08/15/13	300	320,953
5.65%, 02/15/19	2,748	3,251,470
5.70%, 02/15/17	725	850,895
H.J. Heinz Co.
3.13%, 09/12/21	900	877,945
5.35%, 07/15/13	1,250	1,339,283
Hershey Co. (The)
1.50%, 11/01/16(b)	2,000	1,985,428
4.13%, 12/01/20	600	644,487
Kellogg Co.
1.88%, 11/17/16	1,250	1,250,002
3.25%, 05/21/18	800	822,191
4.00%, 12/15/20	1,250	1,291,048
4.15%, 11/15/19	750	795,812
4.45%, 05/30/16	3,500	3,890,169
Kraft Foods Inc.
4.13%, 02/09/16	5,550	5,928,094
5.25%, 10/01/13	500	533,733
5.38%, 02/10/20	5,650	6,283,020
6.00%, 02/11/13	3,683	3,900,858
6.13%, 02/01/18	1,601	1,839,708
6.13%, 08/23/18	3,000	3,454,349
6.25%, 06/01/12	822	842,812
6.50%, 08/11/17	2,500	2,946,895
Kroger Co. (The)
3.90%, 10/01/15	3,300	3,535,884
6.40%, 08/15/17	1,250	1,470,927
7.50%, 01/15/14	3,000	3,371,949
McCormick & Co. Inc.
3.90%, 07/15/21	1,200	1,241,713
Ralcorp Holdings Inc.
4.95%, 08/15/20	900	892,311
Safeway Inc.
3.95%, 08/15/20(b)	1,700	1,672,659
6.35%, 08/15/17(b)	750	836,840
Sara Lee Corp.
4.10%, 09/15/20(b)	1,500	1,486,651
Sysco Corp.
5.25%, 02/12/18	2,000	2,286,515
Tyson Foods Inc.
6.85%, 04/01/16	800	866,400
10.50%, 03/01/14	2,000	2,314,879
Unilever Capital Corp.
3.65%, 02/15/14	2,500	2,653,270
4.25%, 02/10/21	1,750	1,958,614

		77,429,876
FOREST PRODUCTS & PAPER—0.29%
Celulosa Arauco y Constitucion SA
7.25%, 07/29/19	1,325	1,595,088
Domtar Corp.
10.75%, 06/01/17	1,000	1,260,000
International Paper Co.
7.40%, 06/15/14	1,076	1,208,064
7.50%, 08/15/21	1,000	1,192,704
7.95%, 06/15/18	3,674	4,345,880
9.38%, 05/15/19	1,300	1,643,679
Plum Creek Timberlands LP
4.70%, 03/15/21	1,200	1,167,211

		12,412,626

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

November 30, 2011

GAS—0.24%
AGL Capital Corp.
3.50%, 09/15/21	1,300	1,281,758
5.25%, 08/15/19	350	385,533
National Fuel Gas Co.
8.75%, 05/01/19	750	918,723
Questar Corp.
2.75%, 02/01/16	200	204,715
Sempra Energy
2.00%, 03/15/14	3,350	3,384,626
6.15%, 06/15/18	2,284	2,682,855
9.80%, 02/15/19	1,250	1,693,144

		10,551,354
HAND & MACHINE TOOLS—0.08%
Black & Decker Corp. (The)
8.95%, 04/15/14	1,000	1,152,920
Snap-On Inc.
4.25%, 01/15/18	450	489,860
Stanley Black & Decker Inc.
3.40%, 12/01/21	2,000	1,987,970

		3,630,750
HEALTH CARE - PRODUCTS—1.04%
Baxter International Inc.
4.25%, 03/15/20	500	544,722
4.50%, 08/15/19	1,000	1,104,536
5.90%, 09/01/16	2,700	3,201,061
Becton, Dickinson and Co.
1.75%, 11/08/16	1,000	997,414
3.13%, 11/08/21	1,800	1,789,846
3.25%, 11/12/20	1,000	1,009,949
Boston Scientific Corp.
4.50%, 01/15/15	3,000	3,146,338
6.00%, 01/15/20(b)	2,000	2,177,753
CareFusion Corp.
5.13%, 08/01/14	2,000	2,166,439
6.38%, 08/01/19	500	585,937
Covidien International Finance SA
4.20%, 06/15/20	3,450	3,726,967
6.00%, 10/15/17	1,000	1,195,755
CR Bard Inc.
2.88%, 01/15/16	500	521,158
Hospira Inc.
6.05%, 03/30/17	2,200	2,458,633
Johnson & Johnson
1.20%, 05/15/14	525	530,246
2.15%, 05/15/16	500	521,546
2.95%, 09/01/20	200	209,089
3.55%, 05/15/21	1,500	1,635,647
5.15%, 07/15/18	1,250	1,499,789
5.55%, 08/15/17	2,000	2,398,296
Medtronic Inc.
2.63%, 03/15/16(b)	3,000	3,101,058
4.13%, 03/15/21	1,000	1,084,535
4.45%, 03/15/20	1,900	2,097,619
4.50%, 03/15/14	700	753,833
5.60%, 03/15/19	750	883,684
St. Jude Medical Inc.
2.50%, 01/15/16	250	256,369

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

November 30, 2011

3.75%, 07/15/14	1,010	1,071,204
4.88%, 07/15/19	1,000	1,125,313
Stryker Corp.
2.00%, 09/30/16	850	858,414
4.38%, 01/15/20(b)	1,000	1,104,389
Zimmer Holdings Inc.
1.40%, 11/30/14	500	500,901
3.38%, 11/30/21	1,000	991,872

		45,250,312
HEALTH CARE - SERVICES—0.92%
Aetna Inc.
3.95%, 09/01/20	1,300	1,326,824
4.13%, 06/01/21	1,000	1,032,038
6.00%, 06/15/16	1,800	2,064,145
Cigna Corp.
2.75%, 11/15/16	650	648,352
4.38%, 12/15/20	400	394,225
4.50%, 03/15/21	2,186	2,174,136
Coventry Health Care Inc.
5.45%, 06/15/21	400	436,607
5.95%, 03/15/17	900	1,003,043
Howard Hughes Medical Institute
3.45%, 09/01/14	750	797,852
Humana Inc.
7.20%, 06/15/18	2,600	2,990,369
Laboratory Corp. of America Holdings
3.13%, 05/15/16	1,250	1,287,807
4.63%, 11/15/20	2,250	2,325,555
Quest Diagnostics Inc.
4.70%, 04/01/21	2,000	2,082,484
5.45%, 11/01/15	2,000	2,234,242
UnitedHealth Group Inc.
1.88%, 11/15/16	900	892,403
3.38%, 11/15/21	2,000	2,000,545
4.70%, 02/15/21(b)	1,300	1,430,236
4.88%, 03/15/15	1,322	1,457,687
5.50%, 11/15/12	2,500	2,610,289
6.00%, 02/15/18	1,600	1,872,671
WellPoint Inc.
3.70%, 08/15/21	2,000	2,020,838
4.35%, 08/15/20	700	740,433
5.00%, 12/15/14(b)	1,125	1,231,400
5.25%, 01/15/16	2,000	2,226,143
5.88%, 06/15/17	1,250	1,435,222
6.00%, 02/15/14(b)	900	986,727

		39,702,273
HOME BUILDERS—0.04%
MDC Holdings Inc.
5.63%, 02/01/20	2,000	1,820,000

		1,820,000
HOME FURNISHINGS—0.06%
Whirlpool Corp.
4.85%, 06/15/21(b)	500	484,345
8.60%, 05/01/14	1,800	2,033,744

		2,518,089

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

November 30, 2011

HOUSEHOLD PRODUCTS & WARES—0.25%
Beam Inc.
5.38%, 01/15/16	408	441,101
Church & Dwight Co. Inc.
3.35%, 12/15/15	150	154,548
Clorox Co. (The)
5.00%, 03/01/13	1,000	1,045,658
5.00%, 01/15/15	2,000	2,158,295
5.95%, 10/15/17	500	574,359
Kimberly-Clark Corp.
3.88%, 03/01/21(b)	400	432,390
5.00%, 08/15/13	1,375	1,473,736
6.13%, 08/01/17	1,137	1,376,540
7.50%, 11/01/18	1,600	2,079,014
Tupperware Brands Corp.
4.75%, 06/01/21(a)	1,000	987,107

		10,722,748
HOUSEWARES—0.06%
Newell Rubbermaid Inc.
4.70%, 08/15/20	300	309,245
5.50%, 04/15/13	2,000	2,103,895

		2,413,140
INSURANCE—3.28%
ACE INA Holdings Inc.
2.60%, 11/23/15	7,000	7,064,763
5.88%, 06/15/14	1,000	1,103,614
5.90%, 06/15/19(b)	750	867,199
Aegon NV
4.75%, 06/01/13	2,000	2,044,932
Aflac Inc.
3.45%, 08/15/15(b)	700	712,059
8.50%, 05/15/19(b)	500	605,305
Alleghany Corp.
5.63%, 09/15/20	400	415,509
Allied World Assurance Co. Ltd.
5.50%, 11/15/20(b)	75	74,623
Allstate Corp. (The)
5.00%, 08/15/14	1,666	1,813,587
7.45%, 05/16/19	1,250	1,492,637
American International Group Inc.
3.65%, 01/15/14	1,000	965,532
4.25%, 09/15/14	2,500	2,411,389
4.88%, 09/15/16	3,500	3,261,295
5.05%, 10/01/15	1,500	1,431,745
5.60%, 10/18/16	2,989	2,865,160
5.85%, 01/16/18	1,750	1,665,867
6.40%, 12/15/20	4,000	3,900,591
8.25%, 08/15/18	3,400	3,619,779
Aon Corp.
3.13%, 05/27/16	100	100,083
5.00%, 09/30/20	2,000	2,144,139
Aspen Insurance Holdings Ltd.
6.00%, 12/15/20(b)	400	413,465
Axis Specialty Finance LLC
5.88%, 06/01/20	1,500	1,530,489
Berkshire Hathaway Finance Corp.
2.13%, 02/11/13	4,500	4,573,201
3.20%, 02/11/15	5,250	5,492,944

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

November 30, 2011

4.25%, 01/15/21(b)	2,100	2,218,400
4.63%, 10/15/13	1,625	1,730,713
4.85%, 01/15/15	2,670	2,932,782
5.00%, 08/15/13	4,000	4,255,497
5.40%, 05/15/18	750	858,631
Berkshire Hathaway Inc.
2.20%, 08/15/16(b)	1,700	1,718,623
Chubb Corp. (The)
5.75%, 05/15/18(b)	1,000	1,162,104
6.38%, 04/15/17(c)	1,500	1,455,000
CNA Financial Corp.
5.85%, 12/15/14	1,650	1,734,654
5.88%, 08/15/20	900	903,158
Genworth Financial Inc.
5.75%, 06/15/14(b)	2,250	2,227,500
6.52%, 05/22/18	1,500	1,380,000
7.63%, 09/24/21	2,000	1,850,000
Hanover Insurance Group Inc. (The)
6.38%, 06/15/21	800	837,998
Hartford Financial Services Group Inc.
4.63%, 07/15/13(b)	1,300	1,331,005
6.00%, 01/15/19	1,500	1,515,308
6.30%, 03/15/18	1,737	1,780,057
Kemper Corp.
6.00%, 11/30/15	1,000	1,046,692
Lincoln National Corp.
4.85%, 06/24/21	150	142,054
7.00%, 05/17/16(c)	1,000	900,000
8.75%, 07/01/19	2,150	2,545,906
Manulife Financial Corp.
3.40%, 09/17/15	1,000	992,757
Markel Corp.
5.35%, 06/01/21	1,300	1,317,242
Marsh & McLennan Companies Inc.
4.80%, 07/15/21(b)	1,300	1,358,903
4.85%, 02/15/13	1,000	1,033,703
5.75%, 09/15/15	1,000	1,107,013
9.25%, 04/15/19	500	654,116
MetLife Inc.
2.38%, 02/06/14	2,000	2,020,674
4.75%, 02/08/21	2,000	2,064,288
5.00%, 06/15/15	3,333	3,601,172
6.75%, 06/01/16	1,600	1,821,563
7.72%, 02/15/19	1,650	1,999,257
PartnerRe Finance B LLC
5.50%, 06/01/20	500	507,745
Principal Life Income Fundings Trust
5.30%, 12/14/12	2,000	2,085,148
5.30%, 04/24/13	2,353	2,472,646
Progressive Corp. (The)
3.75%, 08/23/21(b)	850	858,850
6.70%, 06/15/17(c)	1,000	990,000
Protective Life Corp.
7.38%, 10/15/19(b)	500	540,258
Prudential Financial Inc.
3.00%, 05/12/16	750	740,606
4.50%, 07/15/13	1,800	1,869,855
5.10%, 09/20/14	2,450	2,622,107
7.38%, 06/15/19	1,000	1,142,800
8.88%, 06/15/18(c)	1,000	1,100,000
Prudential Financial Inc. Series D
3.88%, 01/14/15	4,100	4,223,881
4.75%, 09/17/15	4,000	4,204,369

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

November 30, 2011

6.00%, 12/01/17	1,000	1,091,557
Reinsurance Group of America Inc.
5.00%, 06/01/21(b)	1,500	1,508,846
6.45%, 11/15/19	1,000	1,092,711
Torchmark Corp.
9.25%, 06/15/19	325	400,019
Transatlantic Holdings Inc.
5.75%, 12/14/15	2,500	2,646,733
Travelers Companies Inc. (The)
5.80%, 05/15/18(b)	2,937	3,347,627
Unum Group
5.63%, 09/15/20	250	257,904
7.13%, 09/30/16	650	739,753
Willis Group Holdings PLC
5.75%, 03/15/21	150	155,204
Willis North America Inc.
6.20%, 03/28/17	485	528,289
7.00%, 09/29/19	1,600	1,769,969
WR Berkley Corp.
5.38%, 09/15/20	300	303,187
XL Capital Ltd.
5.25%, 09/15/14	2,000	2,103,637

		142,370,378
INTERNET—0.22%
eBay Inc.
0.88%, 10/15/13	150	150,058
1.63%, 10/15/15	750	747,759
3.25%, 10/15/20	400	391,774
Expedia Inc.
5.95%, 08/15/20	1,400	1,365,424
Google Inc.
1.25%, 05/19/14	2,500	2,531,212
2.13%, 05/19/16	600	618,641
3.63%, 05/19/21	1,450	1,552,413
Symantec Corp.
2.75%, 09/15/15	1,000	1,008,786
4.20%, 09/15/20	1,000	987,538

		9,353,605
IRON & STEEL—0.49%
Allegheny Technologies Inc.
5.95%, 01/15/21	1,500	1,561,824
9.38%, 06/01/19	400	489,483
ArcelorMittal SA
3.75%, 03/01/16(b)	2,300	2,136,367
5.25%, 08/05/20(b)	1,000	883,244
5.38%, 06/01/13	1,500	1,529,652
5.50%, 03/01/21(b)	2,750	2,434,212
6.13%, 06/01/18	1,617	1,534,308
9.85%, 06/01/19	2,300	2,473,382
ArcelorMittal USA Inc.
6.50%, 04/15/14	2,500	2,606,099
Cliffs Natural Resources Inc.
4.80%, 10/01/20	500	488,657
4.88%, 04/01/21(b)	2,000	1,949,171
Nucor Corp.
5.75%, 12/01/17	2,700	3,160,695

		21,247,094

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

November 30, 2011

LODGING—0.14%
Choice Hotels International Inc.
5.70%, 08/28/20	400	426,260
Hyatt Hotels Corp.
5.38%, 08/15/21	1,000	1,003,917
Marriott International Inc. Series J
5.63%, 02/15/13	2,179	2,252,581
Wyndham Worldwide Corp.
6.00%, 12/01/16	2,100	2,247,000

		5,929,758
MACHINERY—0.34%
Caterpillar Inc.
1.38%, 05/27/14	6,000	6,056,905
3.90%, 05/27/21	2,000	2,127,009
5.70%, 08/15/16	5,004	5,854,707
Deere & Co.
4.38%, 10/16/19	504	558,928
Joy Global Inc.
5.13%, 10/15/21	200	211,966

		14,809,515
MACHINERY - DIVERSIFIED—0.01%
Roper Industries Inc.
6.63%, 08/15/13	500	542,498

		542,498
MANUFACTURING—1.23%
3M Co.
1.38%, 09/29/16	1,850	1,838,839
3M Co. Series E
4.38%, 08/15/13	2,000	2,129,531
Cooper US Inc.
2.38%, 01/15/16	350	357,189
3.88%, 12/15/20	200	208,580
Danaher Corp.
1.30%, 06/23/14	150	151,751
2.30%, 06/23/16	100	102,822
3.90%, 06/23/21(b)	2,200	2,340,595
5.40%, 03/01/19	500	580,416
5.63%, 01/15/18	1,100	1,272,240
Dover Corp.
4.30%, 03/01/21	1,000	1,102,460
Eaton Corp.
5.60%, 05/15/18	1,750	2,035,105
GE Capital Trust I
6.38%, 11/15/17(b)(c)	1,250	1,200,000
General Electric Co.
5.00%, 02/01/13	5,720	5,977,532
5.25%, 12/06/17	6,250	6,962,162
Harsco Corp.
2.70%, 10/15/15	1,000	1,025,761
Honeywell International Inc.
3.88%, 02/15/14	3,000	3,202,051
4.25%, 03/01/21(b)	1,000	1,098,452
5.00%, 02/15/19	1,750	2,021,610
5.30%, 03/01/18	878	1,018,210
Illinois Tool Works Inc.
3.38%, 09/15/21(a)	775	798,031

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

November 30, 2011

5.15%, 04/01/14	2,700	2,968,410
Ingersoll-Rand Global Holding Co. Ltd.
6.00%, 08/15/13	1,000	1,073,640
6.88%, 08/15/18	2,500	3,013,249
Pentair Inc.
5.00%, 05/15/21	650	676,238
Textron Inc.
4.63%, 09/21/16	500	511,210
5.60%, 12/01/17	1,000	1,038,384
5.95%, 09/21/21	500	504,697
Tyco Electronics Group SA
4.88%, 01/15/21	1,850	1,933,528
6.55%, 10/01/17	1,000	1,165,065
Tyco International Finance SA
3.38%, 10/15/15	1,000	1,033,771
3.75%, 01/15/18	1,250	1,285,905
8.50%, 01/15/19	2,000	2,585,717

		53,213,151
MEDIA—3.20%
CBS Corp.
5.75%, 04/15/20	1,000	1,110,526
8.20%, 05/15/14	2,200	2,508,000
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13	4,242	4,638,415
Comcast Corp.
5.15%, 03/01/20	3,000	3,324,327
5.70%, 05/15/18	1,800	2,041,297
5.90%, 03/15/16	1,950	2,221,811
6.30%, 11/15/17	750	879,370
6.50%, 01/15/17	2,700	3,144,805
COX Communications Inc.
4.63%, 06/01/13	1,950	2,045,886
5.45%, 12/15/14	584	646,058
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.50%, 03/01/16	2,500	2,559,001
3.55%, 03/15/15	2,000	2,068,745
4.75%, 10/01/14	850	916,781
5.00%, 03/01/21	4,500	4,678,238
5.88%, 10/01/19	3,250	3,570,941
7.63%, 05/15/16	5,000	5,325,000
Discovery Communications LLC
3.70%, 06/01/15	3,800	3,977,283
4.38%, 06/15/21	500	517,892
5.05%, 06/01/20	2,500	2,721,109
Historic TW Inc.
6.88%, 06/15/18	1,000	1,165,743
NBCUniversal Media LLC
2.10%, 04/01/14	2,000	2,025,634
2.88%, 04/01/16	3,500	3,560,026
3.65%, 04/30/15	4,350	4,570,228
5.15%, 04/30/20	7,650	8,317,722
News America Inc.
4.50%, 02/15/21	3,000	3,040,135
5.30%, 12/15/14	2,183	2,391,764
6.90%, 03/01/19	500	574,437
Reed Elsevier Capital Inc.
8.63%, 01/15/19	1,700	2,062,861
Scripps Networks Interactive Inc.
2.70%, 12/15/16	1,000	991,378
Thomson Reuters Corp.
3.95%, 09/30/21	1,000	1,018,632

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

November 30, 2011

5.70%, 10/01/14	1,000	1,107,575
5.95%, 07/15/13	1,536	1,643,722
6.50%, 07/15/18	2,200	2,605,333
Time Warner Cable Inc.
4.00%, 09/01/21	1,250	1,223,113
5.00%, 02/01/20	2,000	2,120,674
5.85%, 05/01/17	2,322	2,588,451
6.75%, 07/01/18	4,218	4,864,508
7.50%, 04/01/14	4,000	4,500,087
8.25%, 02/14/14	2,200	2,487,697
8.25%, 04/01/19	4,100	5,044,720
8.75%, 02/14/19	1,500	1,880,809
Time Warner Inc.
4.00%, 01/15/22	750	739,476
4.88%, 03/15/20	5,150	5,456,924
5.88%, 11/15/16	4,050	4,641,645
Viacom Inc.
3.50%, 04/01/17	4,400	4,506,488
4.50%, 03/01/21	2,000	2,065,389
5.63%, 09/15/19	500	556,659
Walt Disney Co. (The)
1.35%, 08/16/16	7,250	7,166,475
3.75%, 06/01/21	1,000	1,079,497
4.50%, 12/15/13	1,500	1,611,886
5.50%, 03/15/19	2,000	2,369,419

		138,874,592
MINING—1.73%
Alcoa Inc.
5.40%, 04/15/21	2,000	1,898,076
5.55%, 02/01/17(b)	1,145	1,204,923
6.15%, 08/15/20(b)	1,500	1,492,700
6.75%, 07/15/18	2,308	2,450,167
AngloGold Ashanti Holdings PLC
5.38%, 04/15/20	2,000	1,934,906
Barrick Gold Corp.
2.90%, 05/30/16	5,800	5,896,890
6.95%, 04/01/19	1,500	1,797,550
Barrick Gold Finance Co.
6.13%, 09/15/13	1,000	1,085,877
Barrick North America Finance LLC
4.40%, 05/30/21	1,000	1,040,049
BHP Billiton Finance (USA) Ltd.
1.88%, 11/21/16	2,000	2,001,897
3.25%, 11/21/21	3,000	3,009,760
4.80%, 04/15/13	5,192	5,481,868
5.50%, 04/01/14	1,000	1,102,577
6.50%, 04/01/19	3,100	3,804,379
Freeport-McMoRan Copper & Gold Inc.
8.38%, 04/01/17	3,333	3,545,479
Kinross Gold Corp.
3.63%, 09/01/16(a)	500	485,507
Newmont Mining Corp.
5.13%, 10/01/19	2,000	2,174,941
Rio Tinto Finance (USA) Ltd.
1.88%, 11/02/15	400	400,300
2.25%, 09/20/16(b)	1,600	1,610,529
2.50%, 05/20/16	2,000	2,037,822
3.50%, 11/02/20	2,200	2,196,355
3.75%, 09/20/21(b)	950	959,956
4.13%, 05/20/21	1,000	1,040,046
6.50%, 07/15/18	5,343	6,327,407

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

November 30, 2011

8.95%, 05/01/14	4,000	4,674,496
Teck Resources Ltd.
3.85%, 08/15/17	100	104,131
9.75%, 05/15/14(b)	742	873,459
10.25%, 05/15/16	1,500	1,743,750
10.75%, 05/15/19	2,950	3,606,375
Vale Overseas Ltd.
4.63%, 09/15/20	1,000	996,612
5.63%, 09/15/19	1,500	1,602,463
6.25%, 01/11/16(b)	3,250	3,605,231
6.25%, 01/23/17	1,322	1,476,638
Xstrata Canada Corp.
6.00%, 10/15/15	1,250	1,354,888

		75,018,004
MULTI-NATIONAL—7.95%
African Development Bank
2.50%, 03/15/16	6,000	6,349,880
3.00%, 05/27/14	2,900	3,063,007
Asian Development Bank
0.88%, 06/10/14	9,200	9,258,926
1.63%, 07/15/13	6,650	6,771,727
1.88%, 10/23/18	2,000	2,027,054
2.50%, 03/15/16	3,000	3,185,313
2.63%, 02/09/15	2,500	2,647,247
2.75%, 05/21/14	3,300	3,474,477
3.63%, 09/05/13	2,353	2,481,128
Asian Development Bank Series E
5.50%, 06/27/16(b)	1,800	2,151,044
Corporacion Andina de Fomento
8.13%, 06/04/19	2,000	2,433,185
Council of Europe Development Bank
2.75%, 02/10/15	1,000	1,038,409
European Bank for Reconstruction and Development
1.38%, 10/20/16	6,500	6,515,106
1.63%, 09/03/15	5,500	5,611,425
2.50%, 03/15/16	3,000	3,160,742
European Investment Bank
1.25%, 02/14/14	17,500	17,455,466
1.50%, 05/15/14	3,000	3,006,063
1.63%, 03/15/13	6,800	6,861,965
1.63%, 09/01/15	11,000	11,005,050
1.75%, 09/14/12	5,600	5,638,685
1.88%, 06/17/13	3,000	3,040,918
2.13%, 07/15/16	7,750	7,794,996
2.25%, 03/15/16	3,750	3,803,250
2.50%, 05/16/16	8,250	8,442,930
2.75%, 03/23/15	12,000	12,444,270
2.88%, 03/15/13	3,250	3,331,431
2.88%, 09/15/20	8,250	8,004,747
3.00%, 04/08/14	2,600	2,693,996
3.13%, 06/04/14	4,000	4,163,397
3.25%, 05/15/13	2,250	2,323,646
4.63%, 05/15/14(b)	19,492	20,979,920
4.88%, 01/17/17	4,000	4,509,288
5.13%, 09/13/16	9,750	11,112,462
5.13%, 05/30/17	2,500	2,885,010
European Investment Bank Series E
4.25%, 07/15/13	9,000	9,436,058
Inter-American Development Bank
1.38%, 10/18/16	3,000	3,018,509
1.63%, 07/15/13	2,000	2,037,262

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

November 30, 2011

1.75%, 08/24/18	2,000	1,994,248
2.25%, 07/15/15	5,000	5,221,453
3.00%, 04/22/14	4,250	4,492,184
3.88%, 02/14/20	750	850,757
4.25%, 09/10/18	1,000	1,155,172
5.13%, 09/13/16(b)	6,692	7,867,302
Inter-American Development Bank Series E
3.88%, 09/17/19	4,000	4,532,405
Inter-American Development Bank Series G
1.75%, 10/22/12	5,000	5,062,825
3.50%, 03/15/13	3,000	3,123,815
International Bank for Reconstruction and Development
0.50%, 11/26/13	5,000	5,002,615
1.00%, 09/15/16	5,500	5,463,559
1.13%, 08/25/14	3,000	3,048,821
1.75%, 07/15/13	5,000	5,100,776
2.00%, 04/02/12	6,300	6,339,142
2.13%, 03/15/16	14,300	14,952,888
2.38%, 05/26/15	10,650	11,186,741
3.50%, 10/08/13	3,137	3,309,236
International Bank for Reconstruction and Development Series G
3.63%, 05/21/13	1,625	1,702,943
International Finance Corp.
1.13%, 11/23/16	8,000	7,954,035
2.13%, 11/17/17	3,500	3,611,387
2.25%, 04/11/16	4,500	4,721,339
2.75%, 04/20/15	2,000	2,126,987
International Finance Corp. Series G
3.00%, 04/22/14	4,800	5,077,056
Korea Development Bank
3.25%, 03/09/16	3,000	2,929,030
5.30%, 01/17/13	1,500	1,547,153
8.00%, 01/23/14	4,250	4,701,570
Nordic Investment Bank
2.25%, 03/15/16(b)	5,000	5,226,533
2.63%, 10/06/14	2,000	2,107,802
5.00%, 02/01/17	512	597,852

		345,165,615
OFFICE & BUSINESS EQUIPMENT—0.35%
Pitney Bowes Inc.
3.88%, 06/15/13	1,000	1,026,672
5.00%, 03/15/15	2,200	2,357,783
5.75%, 09/15/17(b)	1,137	1,170,395
Xerox Corp.
4.25%, 02/15/15	700	730,780
4.50%, 05/15/21	500	491,620
5.50%, 05/15/12	2,600	2,652,039
5.63%, 12/15/19	550	590,514
6.35%, 05/15/18	2,950	3,292,687
6.40%, 03/15/16	2,500	2,791,005

		15,103,495
OIL & GAS—5.61%
Anadarko Petroleum Corp.
5.95%, 09/15/16	4,233	4,705,109
6.38%, 09/15/17	1,700	1,934,437
7.63%, 03/15/14	1,500	1,681,023
8.70%, 03/15/19	500	628,451
Apache Corp.
5.25%, 04/15/13	1,322	1,402,037

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

November 30, 2011

5.63%, 01/15/17	2,250	2,662,626
BP Capital Markets PLC
3.13%, 10/01/15	3,859	3,981,571
3.20%, 03/11/16	5,200	5,388,460
3.63%, 05/08/14	2,500	2,624,248
3.88%, 03/10/15	2,200	2,322,562
4.50%, 10/01/20	2,000	2,155,244
4.74%, 03/11/21	2,500	2,739,579
4.75%, 03/10/19	1,250	1,377,233
5.25%, 11/07/13	3,512	3,761,721
Canadian Natural Resources Ltd.
1.45%, 11/14/14	150	150,267
5.15%, 02/01/13	1,750	1,829,733
5.70%, 05/15/17	2,284	2,628,780
Cenovus Energy Inc.
4.50%, 09/15/14	1,850	1,991,083
5.70%, 10/15/19	1,000	1,156,034
Chevron Corp.
3.95%, 03/03/14	3,300	3,532,771
4.95%, 03/03/19	2,550	2,967,347
ConocoPhillips
4.60%, 01/15/15	5,000	5,518,572
4.75%, 02/01/14	3,100	3,359,792
5.20%, 05/15/18	1,650	1,890,590
5.75%, 02/01/19	4,700	5,587,224
6.00%, 01/15/20	450	549,504
Devon Energy Corp.
2.40%, 07/15/16	750	763,011
4.00%, 07/15/21	200	211,938
6.30%, 01/15/19	2,200	2,635,603
Diamond Offshore Drilling Inc.
5.88%, 05/01/19	750	851,212
Ecopetrol SA
7.63%, 07/23/19	3,000	3,630,000
Encana Corp.
3.90%, 11/15/21(b)	2,000	1,956,087
Encana Holdings Finance Corp.
5.80%, 05/01/14	3,400	3,700,040
Ensco PLC
3.25%, 03/15/16	2,850	2,877,829
4.70%, 03/15/21	3,900	3,937,323
EOG Resources Inc.
2.50%, 02/01/16	500	510,848
2.95%, 06/01/15	2,000	2,080,797
4.10%, 02/01/21	1,250	1,336,513
5.63%, 06/01/19	1,500	1,754,842
5.88%, 09/15/17	453	540,157
EQT Corp.
4.88%, 11/15/21	1,000	987,040
8.13%, 06/01/19	1,250	1,443,505
Hess Corp.
8.13%, 02/15/19	1,500	1,913,984
Husky Energy Inc.
5.90%, 06/15/14	2,200	2,403,430
7.25%, 12/15/19	2,100	2,529,685
Marathon Oil Corp.
5.90%, 03/15/18	1,637	1,879,697
6.00%, 10/01/17	1,260	1,456,840
Marathon Petroleum Corp.
3.50%, 03/01/16	100	99,781
5.13%, 03/01/21	1,500	1,522,344
Nabors Industries Inc.
4.63%, 09/15/21(a)	500	490,439

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

November 30, 2011

9.25%, 01/15/19	3,250	4,009,200
Nexen Inc.
6.20%, 07/30/19	1,750	1,999,185
Noble Energy Inc.
8.25%, 03/01/19	750	969,541
Noble Holding International Ltd.
3.45%, 08/01/15	4,000	4,152,925
NuStar Logistics LP
4.80%, 09/01/20	3,100	3,161,606
Occidental Petroleum Corp.
1.75%, 02/15/17	5,750	5,720,148
4.10%, 02/01/21	3,500	3,814,780
Pemex Project Funding Master Trust
5.75%, 03/01/18	3,467	3,848,370
Petro-Canada
6.05%, 05/15/18	2,750	3,200,050
Petrobras International Finance Co.
3.88%, 01/27/16	1,000	1,015,170
5.38%, 01/27/21	3,750	3,818,507
5.75%, 01/20/20	2,000	2,089,402
5.88%, 03/01/18	4,162	4,407,327
6.13%, 10/06/16	6,250	6,981,538
7.88%, 03/15/19	5,100	6,012,657
Petrohawk Energy Corp.
7.25%, 08/15/18	3,000	3,356,250
7.88%, 06/01/15	3,000	3,195,000
Petroleos Mexicanos
4.88%, 03/15/15	2,000	2,117,000
5.50%, 01/21/21	5,000	5,300,000
6.00%, 03/05/20	2,450	2,695,000
8.00%, 05/03/19	2,500	3,075,000
Rowan Companies Inc.
5.00%, 09/01/17	800	838,383
Shell International Finance BV
1.88%, 03/25/13	2,500	2,543,257
3.10%, 06/28/15	4,000	4,242,773
3.25%, 09/22/15	2,250	2,399,076
4.00%, 03/21/14	4,650	4,979,437
4.30%, 09/22/19	6,200	6,953,552
Statoil ASA
2.90%, 10/15/14	500	524,093
3.13%, 08/17/17	3,500	3,662,260
3.88%, 04/15/14	1,800	1,917,138
5.25%, 04/15/19	2,550	2,913,895
Suncor Energy Inc.
6.10%, 06/01/18	750	875,699
Talisman Energy Inc.
3.75%, 02/01/21	1,500	1,457,748
7.75%, 06/01/19	1,950	2,381,389
Total Capital Canada Ltd.
1.63%, 01/28/14	650	659,513
Total Capital SA
2.30%, 03/15/16	500	510,166
3.00%, 06/24/15	4,000	4,199,624
3.13%, 10/02/15	2,500	2,636,025
4.13%, 01/28/21	650	698,903
4.45%, 06/24/20	2,000	2,198,277
Transocean Inc.
4.95%, 11/15/15	1,850	1,866,150
5.05%, 12/15/16	500	499,530
6.00%, 03/15/18	1,500	1,494,295
6.50%, 11/15/20	2,000	1,997,029
Valero Energy Corp.

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

November 30, 2011

4.50%, 02/01/15	2,000	2,136,435
6.13%, 06/15/17	657	727,286
6.13%, 02/01/20	1,750	1,902,349
9.38%, 03/15/19	1,000	1,242,118

		243,433,999
OIL & GAS SERVICES—0.36%
Baker Hughes Inc.
3.20%, 08/15/21(a)	2,200	2,205,132
7.50%, 11/15/18	950	1,228,901
Cameron International Corp.
4.50%, 06/01/21	1,850	1,919,321
Halliburton Co.
3.25%, 11/15/21	1,500	1,484,673
6.15%, 09/15/19	1,500	1,811,864
Weatherford International Ltd.
5.13%, 09/15/20(b)	2,450	2,502,573
5.15%, 03/15/13(b)	48	50,004
6.35%, 06/15/17	3,985	4,476,581

		15,679,049
PACKAGING & CONTAINERS—0.04%
Bemis Co. Inc.
4.50%, 10/15/21	100	101,415
5.65%, 08/01/14	1,000	1,085,098
6.80%, 08/01/19	500	592,651
Sonoco Products Co.
4.38%, 11/01/21	75	76,226

		1,855,390
PHARMACEUTICALS—3.16%
Abbott Laboratories
2.70%, 05/27/15	3,800	3,966,986
5.13%, 04/01/19	3,550	4,050,273
5.60%, 11/30/17	5,616	6,646,981
AmerisourceBergen Corp.
3.50%, 11/15/21	1,600	1,610,495
5.88%, 09/15/15	795	897,379
Aristotle Holding Inc.
2.75%, 11/21/14(a)	1,000	1,006,020
3.50%, 11/15/16(a)(b)	2,000	2,026,840
4.75%, 11/15/21(a)	2,000	2,028,281
AstraZeneca PLC
5.40%, 09/15/12	1,583	1,644,411
5.40%, 06/01/14	500	552,374
5.90%, 09/15/17	4,950	5,894,261
Bristol-Myers Squibb Co.
5.45%, 05/01/18	1,650	1,945,283
Cardinal Health Inc.
4.00%, 06/15/15	2,000	2,149,840
Eli Lilly and Co.
4.20%, 03/06/14	2,100	2,253,052
5.20%, 03/15/17	1,000	1,148,714
Express Scripts Inc.
3.13%, 05/15/16	3,000	2,977,779
6.25%, 06/15/14	2,000	2,181,388
GlaxoSmithKline Capital Inc.
4.85%, 05/15/13	5,650	5,992,861
5.65%, 05/15/18	4,633	5,512,727
McKesson Corp.

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

November 30, 2011

3.25%, 03/01/16	3,200	3,374,865
4.75%, 03/01/21	750	834,686
Mead Johnson Nutrition Co.
3.50%, 11/01/14	1,500	1,568,276
Medco Health Solutions Inc.
2.75%, 09/15/15	2,400	2,386,695
6.13%, 03/15/13	640	675,477
7.13%, 03/15/18	1,700	1,985,315
7.25%, 08/15/13	1,000	1,087,487
Merck & Co. Inc.
4.00%, 06/30/15	4,000	4,375,888
4.75%, 03/01/15	600	665,554
5.00%, 06/30/19	6,000	6,975,195
Novartis Capital Corp.
2.90%, 04/24/15	5,650	5,929,230
4.13%, 02/10/14	2,950	3,153,425
Novartis Securities Investment Ltd.
5.13%, 02/10/19	6,511	7,535,831
Pfizer Inc.
5.35%, 03/15/15	4,850	5,471,111
6.20%, 03/15/19	7,150	8,757,448
Sanofi
1.63%, 03/28/14	2,500	2,534,175
2.63%, 03/29/16	3,900	4,017,722
4.00%, 03/29/21	3,200	3,420,512
Schering-Plough Corp./Merck & Co. Inc.
5.30%, 12/01/13	3,400	3,716,931
Teva Pharmaceutical Finance Co. BV
2.40%, 11/10/16	1,400	1,396,433
3.65%, 11/10/21(b)	700	686,158
Teva Pharmaceutical Finance II/III LLC
3.00%, 06/15/15	1,300	1,341,723
Teva Pharmaceutical Finance III BV
1.70%, 03/21/14	800	800,204
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21	2,521	2,471,150
Teva Pharmaceutical Finance IV LLC
1.70%, 11/10/14	1,000	1,001,762
Wyeth
5.50%, 03/15/13	1,950	2,073,678
5.50%, 02/01/14	4,192	4,601,134

		137,324,010
PIPELINES—1.94%
Boardwalk Pipelines Partners LP
5.75%, 09/15/19	750	814,994
Buckeye Partners LP
4.88%, 02/01/21	3,400	3,540,992
5.50%, 08/15/19	500	534,853
CenterPoint Energy Resources Corp.
4.50%, 01/15/21	1,888	1,941,794
Duke Capital LLC
6.25%, 02/15/13	1,533	1,615,760
8.00%, 10/01/19	750	945,857
Enbridge Energy Partners LP
5.20%, 03/15/20	4,000	4,343,926
9.88%, 03/01/19	875	1,158,520
Enbridge Inc.
5.60%, 04/01/17	1,625	1,827,050
Energy Transfer Partners LP
4.65%, 06/01/21	1,800	1,730,234
5.95%, 02/01/15	1,900	2,064,737

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

November 30, 2011

9.00%, 04/15/19	1,800	2,138,790
9.70%, 03/15/19	1,500	1,816,495
Enterprise Products Operating LLC
3.20%, 02/01/16	350	360,963
6.50%, 01/31/19	2,550	2,931,271
Enterprise Products Operating LLC Series L
6.30%, 09/15/17	2,000	2,330,327
Enterprise Products Operating LP Series G
5.60%, 10/15/14	5,998	6,599,719
Kinder Morgan Energy Partners LP
3.50%, 03/01/16	1,150	1,188,783
4.15%, 03/01/22(b)	800	791,940
5.00%, 12/15/13	3,000	3,178,659
6.85%, 02/15/20(b)	1,000	1,165,519
9.00%, 02/01/19	2,100	2,611,751
Magellan Midstream Partners LP
4.25%, 02/01/21	2,000	2,050,084
6.55%, 07/15/19	1,625	1,892,341
ONEOK Inc.
5.20%, 06/15/15	1,000	1,092,492
ONEOK Partners LP
3.25%, 02/01/16	1,000	1,023,304
8.63%, 03/01/19	1,000	1,290,561
Panhandle Eastern Pipe Line Co. LP
6.05%, 08/15/13(b)	3,000	3,220,795
Plains All American Pipeline LP
5.00%, 02/01/21	2,125	2,266,192
5.75%, 01/15/20	1,000	1,115,040
8.75%, 05/01/19	2,200	2,812,482
Southern Natural Gas Co./Southern Natural Issuing Corp.
4.40%, 06/15/21	1,350	1,358,184
Spectra Energy Partners LP
2.95%, 06/15/16	1,000	1,016,824
TC Pipelines LP
4.65%, 06/15/21	450	465,004
Tennessee Gas Pipeline Co.
7.50%, 04/01/17	1,125	1,344,852
TransCanada PipeLines Ltd.
3.40%, 06/01/15	2,000	2,118,212
3.80%, 10/01/20	3,000	3,132,390
6.35%, 05/15/17(c)	500	495,000
6.50%, 08/15/18	3,423	4,129,110
Transcontinental Gas Pipe Line Corp.
6.05%, 06/15/18	1,000	1,109,535
Williams Partners LP
3.80%, 02/15/15	750	784,438
5.25%, 03/15/20	2,500	2,705,352
7.25%, 02/01/17	2,750	3,239,790

		84,294,916
REAL ESTATE—0.13%
Prologis LP
6.63%, 05/15/18	2,750	2,965,817
6.88%, 03/15/20	1,620	1,775,366
7.63%, 08/15/14	500	547,500
Regency Centers LP
5.88%, 06/15/17	500	537,039

		5,825,722

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

November 30, 2011

REAL ESTATE INVESTMENT TRUSTS—1.44%
Arden Realty LP
5.25%, 03/01/15	1,000	1,037,527
AvalonBay Communities Inc.
3.95%, 01/15/21	550	542,866
5.70%, 03/15/17	750	840,335
Boston Properties LP
3.70%, 11/15/18	450	447,842
4.13%, 05/15/21	500	490,527
5.63%, 11/15/20	2,000	2,184,090
5.88%, 10/15/19	1,000	1,102,673
6.25%, 01/15/13	553	577,409
Brandywine Operating Partnership LP
6.00%, 04/01/16	1,000	1,040,229
BRE Properties Inc.
5.50%, 03/15/17	750	808,478
CommonWealth REIT
6.25%, 08/15/16	3,000	3,193,369
Digital Realty Trust LP
4.50%, 07/15/15	800	811,851
5.25%, 03/15/21	800	781,473
Duke Realty LP
5.95%, 02/15/17	1,000	1,061,552
6.75%, 03/15/20	1,250	1,346,593
7.38%, 02/15/15	500	552,555
Equity One Inc.
6.25%, 12/15/14	500	527,658
ERP Operating LP
4.75%, 07/15/20	1,500	1,518,909
5.13%, 03/15/16	1,516	1,616,046
5.75%, 06/15/17	1,322	1,438,985
HCP Inc.
2.70%, 02/01/14	200	198,587
3.75%, 02/01/16	150	149,966
5.38%, 02/01/21	2,150	2,205,126
5.65%, 12/15/13	1,600	1,670,182
6.00%, 01/30/17	500	532,880
6.70%, 01/30/18	1,076	1,170,632
Health Care REIT Inc.
3.63%, 03/15/16	300	289,794
4.70%, 09/15/17	2,000	1,974,474
4.95%, 01/15/21	1,000	938,922
6.20%, 06/01/16(b)	1,625	1,719,133
Healthcare Realty Trust Inc.
5.75%, 01/15/21	500	492,256
6.50%, 01/17/17	500	523,657
Hospitality Properties Trust
5.13%, 02/15/15(b)	1,000	1,003,440
5.63%, 03/15/17	900	908,925
7.88%, 08/15/14	450	486,588
HRPT Properties Trust
6.25%, 06/15/17	1,000	1,064,527
Kilroy Realty LP
4.80%, 07/15/18	1,500	1,497,497
Kimco Realty Corp.
5.70%, 05/01/17(b)	2,500	2,679,284
Liberty Property LP
6.63%, 10/01/17	1,300	1,482,791
Mack-Cali Realty Corp.
7.75%, 08/15/19	300	352,786
National Retail Properties Inc.
5.50%, 07/15/21	1,000	958,722

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

November 30, 2011

Nationwide Health Properties Inc.
6.25%, 02/01/13	500	514,373
Realty Income Corp.
6.75%, 08/15/19	1,000	1,129,667
Simon Property Group LP
4.20%, 02/01/15	2,500	2,643,820
4.38%, 03/01/21	1,400	1,432,398
5.25%, 12/01/16(b)	3,322	3,641,616
5.65%, 02/01/20	2,000	2,239,463
6.13%, 05/30/18	1,950	2,206,276
10.35%, 04/01/19	500	680,116
UDR Inc.
4.25%, 06/01/18	800	803,220
Ventas Realty LP/Ventas Capital Corp.
3.13%, 11/30/15(b)	400	391,455
4.75%, 06/01/21	500	475,325
Vornado Realty Trust
4.25%, 04/01/15	1,500	1,541,952
5.00%, 01/15/22	500	497,730

		62,418,547
RETAIL—2.44%
AutoZone Inc.
5.75%, 01/15/15	2,095	2,304,515
6.50%, 01/15/14	1,174	1,293,840
Best Buy Co. Inc.
3.75%, 03/15/16	200	195,303
5.50%, 03/15/21(b)	2,350	2,231,486
Costco Wholesale Corp.
5.50%, 03/15/17	2,750	3,260,303
CVS Caremark Corp.
3.25%, 05/18/15	2,000	2,096,616
4.75%, 05/18/20	2,000	2,193,793
5.75%, 06/01/17	1,300	1,501,045
6.60%, 03/15/19	2,500	3,026,570
Darden Restaurants Inc.
4.50%, 10/15/21	2,000	2,020,314
Gap Inc. (The)
5.95%, 04/12/21	1,350	1,272,375
Home Depot Inc. (The)
4.40%, 04/01/21(b)	2,000	2,151,835
5.25%, 12/16/13	2,000	2,164,817
5.40%, 03/01/16	6,083	6,946,832
Kohl’s Corp.
4.00%, 11/01/21	200	201,269
6.25%, 12/15/17	500	582,985
Lowe’s Companies Inc.
2.13%, 04/15/16	2,000	1,980,979
3.80%, 11/15/21	150	151,595
4.63%, 04/15/20	1,500	1,613,425
5.40%, 10/15/16	1,500	1,709,049
Macy’s Retail Holdings Inc.
5.90%, 12/01/16	3,500	3,839,372
McDonald’s Corp.
2.63%, 01/15/22	600	589,681
3.63%, 05/20/21	1,000	1,070,649
4.30%, 03/01/13	3,000	3,139,774
5.35%, 03/01/18	2,284	2,691,445
Nordstrom Inc.
4.00%, 10/15/21	1,000	1,022,790
6.25%, 01/15/18(b)	2,200	2,587,466

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

November 30, 2011

O’Reilly Automotive Inc.
4.63%, 09/15/21	1,500	1,529,934
Staples Inc.
9.75%, 01/15/14	3,100	3,551,939
Target Corp.
1.13%, 07/18/14(b)	5,340	5,386,710
3.88%, 07/15/20	1,000	1,088,092
6.00%, 01/15/18	2,550	3,082,374
TJX Companies Inc. (The)
6.95%, 04/15/19	1,000	1,246,605
Wal-Mart Stores Inc.
1.50%, 10/25/15	1,000	1,009,297
1.63%, 04/15/14	3,500	3,564,529
2.25%, 07/08/15	1,000	1,038,530
2.80%, 04/15/16(b)	4,100	4,332,756
3.20%, 05/15/14	2,500	2,643,198
3.25%, 10/25/20	1,750	1,822,632
3.63%, 07/08/20	550	587,873
4.13%, 02/01/19	500	548,811
4.25%, 04/15/21	3,000	3,363,806
4.55%, 05/01/13	6,683	7,054,406
5.38%, 04/05/17	1,000	1,169,965
5.80%, 02/15/18	2,084	2,493,961
Walgreen Co.
4.88%, 08/01/13	2,500	2,672,450
5.25%, 01/15/19	584	683,120
Yum! Brands Inc.
3.75%, 11/01/21	1,500	1,491,023
3.88%, 11/01/20	300	303,459
5.30%, 09/15/19	750	845,576
6.25%, 03/15/18	500	582,457

		105,933,626
SAVINGS & LOANS—0.01%
Santander Holdings USA Inc.
4.63%, 04/19/16	250	235,027

		235,027
SEMICONDUCTORS—0.32%
Analog Devices Inc.
3.00%, 04/15/16	150	158,150
5.00%, 07/01/14	300	329,407
Applied Materials Inc.
2.65%, 06/15/16(b)	400	409,389
4.30%, 06/15/21	1,000	1,037,931
Broadcom Corp.
2.38%, 11/01/15	150	152,648
2.70%, 11/01/18	500	492,885
Intel Corp.
1.95%, 10/01/16	1,500	1,520,462
3.30%, 10/01/21	4,000	4,076,899
KLA-Tencor Corp.
6.90%, 05/01/18	500	556,745
National Semiconductor Corp.
6.60%, 06/15/17	1,500	1,790,136
Texas Instruments Inc.
1.38%, 05/15/14	2,400	2,431,240
2.38%, 05/16/16	750	778,035

		13,733,927

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

November 30, 2011

SOFTWARE—0.95%
Adobe Systems Inc.
3.25%, 02/01/15	750	784,382
4.75%, 02/01/20	750	790,344
CA Inc.
5.38%, 12/01/19	1,000	1,053,331
Dun & Bradstreet Corp. (The)
2.88%, 11/15/15	1,000	1,021,429
Fiserv Inc.
3.13%, 06/15/16	1,200	1,216,254
4.75%, 06/15/21	1,450	1,469,798
6.80%, 11/20/17(b)	500	580,739
Intuit Inc.
5.75%, 03/15/17	1,100	1,243,000
Microsoft Corp.
2.50%, 02/08/16(b)	3,600	3,782,204
2.95%, 06/01/14	4,500	4,769,141
4.00%, 02/08/21(b)	2,000	2,206,525
4.20%, 06/01/19	3,050	3,408,889
Oracle Corp.
3.75%, 07/08/14	3,000	3,224,411
4.95%, 04/15/13	1,000	1,059,294
5.00%, 07/08/19	1,000	1,155,502
5.25%, 01/15/16	4,104	4,733,805
5.75%, 04/15/18	7,300	8,631,953

		41,131,001
TELECOMMUNICATIONS—5.23%
America Movil SAB de CV
2.38%, 09/08/16	2,900	2,862,020
3.63%, 03/30/15	1,000	1,041,937
5.00%, 03/30/20	4,500	4,841,821
5.50%, 03/01/14	2,700	2,918,720
American Tower Corp.
4.50%, 01/15/18	3,300	3,294,839
4.63%, 04/01/15	1,300	1,347,450
5.05%, 09/01/20	1,000	991,452
7.00%, 10/15/17	1,000	1,121,939
AT&T Inc.
2.40%, 08/15/16	3,450	3,479,877
2.50%, 08/15/15	9,200	9,461,477
2.95%, 05/15/16	6,000	6,188,691
3.88%, 08/15/21	4,000	4,017,038
4.95%, 01/15/13	2,750	2,870,762
5.10%, 09/15/14	4,250	4,686,132
5.50%, 02/01/18	3,614	4,125,271
5.63%, 06/15/16	1,950	2,227,471
5.80%, 02/15/19	2,700	3,144,349
6.70%, 11/15/13	3,060	3,380,906
British Telecom PLC
5.95%, 01/15/18	2,170	2,346,076
Cellco Partnership/Verizon Wireless Capital LLC
5.55%, 02/01/14	7,250	7,883,522
8.50%, 11/15/18	3,970	5,310,374
CenturyLink Inc.
6.45%, 06/15/21	1,000	981,066
Cisco Systems Inc.
3.15%, 03/14/17	1,000	1,064,907
4.45%, 01/15/20	2,500	2,780,173
4.95%, 02/15/19	1,000	1,137,865
5.50%, 02/22/16	11,842	13,692,369

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

November 30, 2011

Corning Inc.
4.25%, 08/15/20	200	207,789
Deutsche Telekom International Finance BV
4.88%, 07/08/14	1,000	1,074,171
5.25%, 07/22/13	3,000	3,158,911
5.88%, 08/20/13	3,115	3,320,427
6.00%, 07/08/19	1,000	1,142,517
6.75%, 08/20/18	1,200	1,410,316
Embarq Corp.
7.08%, 06/01/16	3,333	3,512,923
France Telecom SA
2.13%, 09/16/15	1,400	1,383,353
2.75%, 09/14/16	1,500	1,486,339
4.13%, 09/14/21	2,500	2,422,160
4.38%, 07/08/14	1,500	1,584,473
5.38%, 07/08/19	1,000	1,081,058
Harris Corp.
4.40%, 12/15/20	200	204,923
6.38%, 06/15/19	1,300	1,524,924
Juniper Networks Inc.
3.10%, 03/15/16	550	565,479
4.60%, 03/15/21	600	619,595
Nokia OYJ
5.38%, 05/15/19	1,000	973,270
Qwest Communications International Inc.
7.13%, 04/01/18	2,500	2,573,394
Qwest Communications International Inc. Series B
7.50%, 02/15/14	1,000	1,010,000
Qwest Corp.
6.50%, 06/01/17	2,000	2,167,181
6.75%, 12/01/21	1,000	1,062,500
7.50%, 10/01/14	1,500	1,633,390
8.38%, 05/01/16	1,400	1,573,019
Rogers Communications Inc.
6.80%, 08/15/18	1,500	1,806,246
Rogers Wireless Inc.
6.38%, 03/01/14	5,416	5,954,947
Telecom Italia Capital SA
4.95%, 09/30/14	1,000	932,611
5.25%, 11/15/13	6,299	6,044,910
5.25%, 10/01/15	2,250	2,034,792
7.18%, 06/18/19	2,550	2,315,454
Telefonica Emisiones SAU
2.58%, 04/26/13	1,500	1,446,434
3.73%, 04/27/15	1,250	1,183,720
3.99%, 02/16/16	2,550	2,388,438
4.95%, 01/15/15	4,500	4,435,171
5.13%, 04/27/20	2,500	2,204,031
5.46%, 02/16/21	2,400	2,141,525
5.88%, 07/15/19	750	699,923
6.22%, 07/03/17	800	789,440
6.42%, 06/20/16	1,950	1,985,697
Telefonos de Mexico SAB de CV
5.50%, 01/27/15	750	811,628
Verizon Communications Inc.
1.25%, 11/03/14	4,250	4,245,338
1.95%, 03/28/14	3,000	3,059,174
2.00%, 11/01/16	1,000	988,193
3.00%, 04/01/16	4,000	4,147,475
3.50%, 11/01/21	4,450	4,434,574
4.60%, 04/01/21	2,000	2,166,911
5.25%, 04/15/13	4,250	4,495,262
5.50%, 02/15/18	1,000	1,151,453

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

November 30, 2011

5.55%, 02/15/16	2,600	2,953,003
6.10%, 04/15/18	5,692	6,736,734
6.35%, 04/01/19	1,000	1,206,460
8.75%, 11/01/18	3,674	4,897,285
Virgin Media Secured Finance PLC
5.25%, 01/15/21	1,000	1,038,747
Vodafone Group PLC
2.88%, 03/16/16	1,000	1,029,349
4.15%, 06/10/14	7,000	7,424,186
5.45%, 06/10/19	1,750	2,015,053
5.63%, 02/27/17	2,350	2,726,575
5.75%, 03/15/16	1,933	2,216,164

		226,997,519
TEXTILES—0.03%
Cintas Corp. No. 2
2.85%, 06/01/16	1,150	1,181,616

		1,181,616
TOYS, GAMES & HOBBIES—0.05%
Hasbro Inc.
6.13%, 05/15/14	1,000	1,111,250
Mattel Inc.
2.50%, 11/01/16	400	402,678
4.35%, 10/01/20	500	513,959

		2,027,887
TRANSPORTATION—1.00%
Burlington Northern Santa Fe Corp.
4.70%, 10/01/19	2,500	2,726,862
5.75%, 03/15/18	1,666	1,924,493
Canadian National Railway Co.
1.45%, 12/15/16	900	888,960
5.55%, 03/01/19	2,550	3,030,771
Canadian Pacific Railway Co.
7.25%, 05/15/19	500	585,515
Con-Way Inc.
7.25%, 01/15/18	1,000	1,096,824
CSX Corp.
4.25%, 06/01/21	2,800	2,940,385
6.25%, 04/01/15	2,750	3,129,280
7.38%, 02/01/19	1,500	1,852,488
FedEx Corp.
8.00%, 01/15/19	500	647,253
Norfolk Southern Corp.
3.25%, 12/01/21	1,000	998,155
5.75%, 01/15/16	2,200	2,500,999
5.75%, 04/01/18	1,550	1,787,220
Ryder System Inc.
3.15%, 03/02/15	800	819,788
3.50%, 06/01/17(b)	450	458,926
3.60%, 03/01/16	100	103,772
5.85%, 11/01/16	1,500	1,704,686
Union Pacific Corp.
4.16%, 04/15/22	875	924,343
5.45%, 01/31/13	1,500	1,577,852
5.70%, 08/15/18(b)	1,137	1,315,317
5.75%, 11/15/17	1,350	1,574,705
United Parcel Service Inc.
3.13%, 01/15/21	4,100	4,249,557

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

November 30, 2011

3.88%, 04/01/14	2,750	2,939,234
4.50%, 01/15/13	2,500	2,611,640
5.13%, 04/01/19	1,000	1,191,723

		43,580,748
TRUCKING & LEASING—0.04%
GATX Corp.
3.50%, 07/15/16	750	767,525
4.85%, 06/01/21	1,000	1,013,566

		1,781,091
WATER—0.04%
Veolia Environnement
6.00%, 06/01/18	1,625	1,778,136

		1,778,136

TOTAL CORPORATE BONDS & NOTES
(Cost: $3,851,473,896)		3,977,279,526

FOREIGN GOVERNMENT BONDS & NOTES(e)—6.52%

BRAZIL—0.66%
Brazil (Federative Republic of)
4.88%, 01/22/21(b)	4,900	5,414,500
5.88%, 01/15/19	2,650	3,100,500
6.00%, 01/17/17	3,125	3,596,875
7.88%, 03/07/15	3,500	4,151,000
8.00%, 01/15/18	5,529	6,446,360
8.88%, 10/14/19(b)	1,000	1,390,000
10.25%, 06/17/13	1,750	2,003,750
12.75%, 01/15/20(b)	1,500	2,512,500

		28,615,485
CANADA—2.40%
British Columbia (Province of)
2.10%, 05/18/16(b)	4,300	4,461,548
2.85%, 06/15/15	3,000	3,195,167
Canada (Government of)
2.38%, 09/10/14	3,000	3,164,922
Export Development Canada
3.13%, 04/24/14(b)	4,000	4,246,177
Hydro-Quebec
2.00%, 06/30/16	9,200	9,385,452
Manitoba (Province of)
1.38%, 04/28/14	3,250	3,303,307
4.90%, 12/06/16	3,750	4,352,797
New Brunswick (Province of)
5.20%, 02/21/17	500	586,949
Nova Scotia (Province of)
5.13%, 01/26/17	750	876,003
9.25%, 03/01/20	2,000	2,903,449
Ontario (Province of)
1.38%, 01/27/14	4,500	4,544,657
1.60%, 09/21/16(b)	2,000	1,979,267
1.88%, 11/19/12	4,000	4,050,096
2.30%, 05/10/16(b)	14,000	14,343,179
2.70%, 06/16/15	3,000	3,139,027
2.95%, 02/05/15	6,000	6,320,779
4.00%, 10/07/19	4,100	4,475,352

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

November 30, 2011

4.10%, 06/16/14	2,000	2,155,049
4.40%, 04/14/20	5,750	6,442,606
4.95%, 11/28/16	2,000	2,291,168
5.45%, 04/27/16	1,625	1,885,192
Quebec (Province of)
2.75%, 08/25/21	3,000	2,941,530
3.50%, 07/29/20	3,000	3,163,535
4.60%, 05/26/15	3,250	3,609,158
4.63%, 05/14/18	1,000	1,136,440
5.00%, 03/01/16	4,692	5,335,001

		104,287,807
CHILE—0.11%
Chile (Republic of)
3.25%, 09/14/21(b)	2,000	2,010,280
5.50%, 01/15/13	2,750	2,893,825

		4,904,105
COLOMBIA—0.30%
Colombia (Republic of)
4.38%, 07/12/21	4,100	4,315,250
7.38%, 01/27/17	2,000	2,420,000
7.38%, 03/18/19	3,000	3,765,000
8.25%, 12/22/14	2,000	2,360,000

		12,860,250
HUNGARY—0.20%
Hungary (Republic of)
4.75%, 02/03/15	1,000	917,500
6.25%, 01/29/20(b)	3,000	2,752,110
6.38%, 03/29/21(b)	5,500	5,032,500

		8,702,110
ISRAEL—0.13%
Israel (State of)
5.13%, 03/26/19(b)	4,000	4,430,000
5.50%, 11/09/16(b)	1,000	1,135,000

		5,565,000
ITALY—0.52%
Italy (Republic of)
3.13%, 01/26/15(b)	3,500	3,070,028
4.50%, 01/21/15	13,851	12,679,723
5.25%, 09/20/16	7,800	6,984,826

		22,734,577
JAPAN—0.52%
Japan Finance Corp.
1.88%, 09/24/15(b)	1,500	1,528,368
2.13%, 11/05/12	2,750	2,785,247
2.25%, 07/13/16	1,500	1,541,081
2.50%, 01/21/16(b)	1,600	1,663,916
2.50%, 05/18/16	2,000	2,077,911
2.88%, 02/02/15	9,400	9,871,160

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

November 30, 2011

Japan Finance Organization for Municipalities
5.00%, 05/16/17(b)	2,500	2,910,078

		22,377,761
MEXICO—0.72%
United Mexican States
5.13%, 01/15/20	5,500	6,132,500
5.63%, 01/15/17	5,800	6,554,000
5.88%, 02/17/14	2,500	2,712,500
5.95%, 03/19/19	5,700	6,669,000
6.38%, 01/16/13(b)	4,456	4,689,940
8.13%, 12/30/19(b)	2,250	3,363,750
11.38%, 09/15/16	800	1,132,000

		31,253,690
PANAMA—0.11%
Panama (Republic of)
5.20%, 01/30/20(b)	4,000	4,510,000

		4,510,000
PERU—0.09%
Peru (Republic of)
7.13%, 03/30/19	1,650	2,037,750
9.88%, 02/06/15(b)	1,625	2,005,250

		4,043,000
POLAND—0.41%
Poland (Republic of)
3.88%, 07/16/15	7,750	7,711,250
5.13%, 04/21/21	2,000	1,962,500
6.25%, 07/03/12	2,700	2,774,250
6.38%, 07/15/19	4,800	5,148,000

		17,596,000
SOUTH AFRICA—0.17%
South Africa (Republic of)
5.50%, 03/09/20	2,500	2,675,000
6.88%, 05/27/19	4,000	4,735,000

		7,410,000
SOUTH KOREA—0.18%
Korea (Republic of)
5.75%, 04/16/14	2,500	2,728,278
7.13%, 04/16/19(b)	4,200	5,221,562

		7,949,840

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $275,780,674)		282,809,625

MUNICIPAL DEBT OBLIGATIONS—0.39%

CALIFORNIA—0.12%
State of California GO
3.95%, 11/01/15	875	917,919
5.25%, 04/01/14	2,000	2,142,000

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

November 30, 2011

5.75%, 03/01/17	500	557,710
6.20%, 10/01/19	1,000	1,134,670
University of California RB College & University Revenue
0.89%, 07/01/13	500	501,460

		5,253,759
ILLINOIS—0.23%
State of Illinois GO
4.07%, 01/01/14	2,500	2,566,550
4.42%, 01/01/15	3,000	3,100,080
4.96%, 03/01/16	500	522,600
5.67%, 03/01/18	2,000	2,113,340
5.88%, 03/01/19	1,450	1,538,421

		9,840,991
KENTUCKY—0.01%
Kentucky Asset Liability Commission RB Miscellaneous Revenue
3.17%, 04/01/18	500	512,650

		512,650
NEW JERSEY—0.01%
New Jersey State Turnpike Authority RB Turnpike Revenue Series B
4.25%, 01/01/16 (AMBAC)	500	514,635

		514,635
PUERTO RICO—0.02%
Government Development Bank for Puerto Rico RB Miscellaneous Revenue Series B
3.67%, 05/01/14	1,000	1,017,510

		1,017,510

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $16,577,743)		17,139,545

Security	Shares	Value

SHORT-TERM INVESTMENTS—5.78%

MONEY MARKET FUNDS—5.78%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(d)(f)(g)	192,266,220	192,266,220
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%(d)(f)(g)	22,411,473	22,411,473

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

November 30, 2011

BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(d)(f)	36,181,210	36,181,210

		250,858,903

TOTAL SHORT-TERM INVESTMENTS
(Cost: $250,858,903)		250,858,903

TOTAL INVESTMENTS IN SECURITIES—104.32%
(Cost: $4,394,691,216)		4,528,087,599
Other Assets, Less Liabilities—(4.32)%		(187,656,177)

NET ASSETS—100.00%		$4,340,431,422

GO - General Obligation

RB - Revenue Bond

Insured by:

AMBAC - Ambac Financial Group Inc.

(a)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Variable rate security. Rate shown is as of report date.
(d)	Affiliated issuer. See Note 2.
(e)	Investments are denominated in U.S. dollars.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

November 30, 2011

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES—32.29%

ADVERTISING—0.04%
Interpublic Group of Companies Inc. (The)
10.00%, 07/15/17	$100	$114,625
WPP Finance 2010
4.75%, 11/21/21(a)	150	146,508

		261,133
AEROSPACE & DEFENSE—0.37%
Boeing Co. (The)
4.88%, 02/15/20	450	513,685
Exelis Inc.
5.55%, 10/01/21(a)	200	205,774
General Dynamics Corp.
5.25%, 02/01/14	500	547,021
L-3 Communications Corp.
4.95%, 02/15/21	100	97,329
Lockheed Martin Corp.
3.35%, 09/15/21	300	290,958
United Technologies Corp.
5.38%, 12/15/17	623	733,935

		2,388,702
AGRICULTURE—0.40%
Altria Group Inc.
4.75%, 05/05/21	100	104,475
9.70%, 11/10/18	526	688,744
Archer-Daniels-Midland Co.
4.48%, 03/01/21(b)	250	276,021
Bunge Ltd. Finance Corp.
4.10%, 03/15/16	150	152,323
Lorillard Tobacco Co.
3.50%, 08/04/16	100	100,408
Philip Morris International Inc.
5.65%, 05/16/18	685	796,346
Reynolds American Inc.
6.75%, 06/15/17	447	507,321

		2,625,638
AIRLINES—0.03%
American Airlines Inc. 2011-2 Pass Through Trust Class A
8.63%, 04/15/23	50	48,000
Continental Airlines Inc. 2010-1 Pass Through Trust Class A
4.75%, 01/12/21(b)	100	99,500
Delta Air Lines Inc. 2010-2A Pass Through Trust Class A
4.95%, 05/23/19(b)	48	47,661

		195,161
APPAREL—0.01%
VF Corp.
3.50%, 09/01/21	50	50,321

		50,321

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

November 30, 2011

AUTO MANUFACTURERS—0.10%
Daimler Finance North America LLC
6.50%, 11/15/13	590	640,922

		640,922
AUTO PARTS & EQUIPMENT—0.03%
Johnson Controls Inc.
4.25%, 03/01/21	200	209,010

		209,010
BANKS—7.70%
Abbey National Treasury Services PLC
4.00%, 04/27/16	300	267,754
Associated Banc-Corp
5.13%, 03/28/16	100	101,250
Bank of America Corp.
5.63%, 07/01/20	750	661,764
5.65%, 05/01/18	1,010	889,041
7.38%, 05/15/14	1,053	1,060,777
7.63%, 06/01/19	262	255,537
Bank of America N.A.
5.30%, 03/15/17(b)	500	438,732
Bank of Montreal
1.75%, 04/29/14(b)	150	151,988
Bank of New York Mellon Corp. (The)
2.30%, 07/28/16	300	299,812
4.95%, 11/01/12	960	998,471
Bank of Nova Scotia
2.05%, 10/07/15	750	750,708
4.38%, 01/13/21	150	161,366
Barclays Bank PLC
5.13%, 01/08/20	700	684,343
5.20%, 07/10/14	400	414,332
BB&T Corp.
3.20%, 03/15/16	250	258,302
6.85%, 04/30/19	262	316,513
BBVA U.S. Senior SA Unipersonal
3.25%, 05/16/14	100	92,778
BNP Paribas SA
3.25%, 03/11/15	300	281,637
5.00%, 01/15/21(b)	500	456,396
Capital One Financial Corp.
2.13%, 07/15/14	450	443,312
6.75%, 09/15/17	526	586,598
Citigroup Inc.
4.50%, 01/14/22	250	231,490
4.75%, 05/19/15	600	603,137
5.00%, 09/15/14	150	150,073
5.50%, 04/11/13	526	538,790
6.00%, 02/21/12	1,618	1,631,489
6.13%, 05/15/18	1,010	1,052,156
8.50%, 05/22/19	512	592,423
Comerica Inc.
3.00%, 09/16/15(b)	50	50,979
Credit Suisse New York
5.00%, 05/15/13	526	542,005
5.50%, 05/01/14	600	633,285
6.00%, 02/15/18	400	387,517
Deutsche Bank AG London
4.88%, 05/20/13	600	616,326

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

November 30, 2011

6.00%, 09/01/17	848	943,142
Export-Import Bank of Korea (The)
3.75%, 10/20/16	250	249,948
8.13%, 01/21/14	550	610,012
Fifth Third Bancorp
5.45%, 01/15/17	526	550,910
Goldman Sachs Group Inc. (The)
3.63%, 02/07/16	600	564,845
5.25%, 10/15/13	375	381,259
5.35%, 01/15/16	660	669,577
6.00%, 05/01/14	450	461,511
6.15%, 04/01/18	1,610	1,608,163
HSBC Bank (USA) N.A.
4.88%, 08/24/20	350	323,089
HSBC Holdings PLC
5.10%, 04/05/21	150	154,940
JPMorgan Chase & Co.
3.15%, 07/05/16	600	591,066
3.45%, 03/01/16	450	446,408
4.25%, 10/15/20	500	488,425
5.75%, 01/02/13	1,502	1,558,900
6.00%, 01/15/18	800	878,220
6.30%, 04/23/19	262	289,600
KeyCorp
6.50%, 05/14/13	526	557,188
KfW
2.00%, 01/17/12(b)	1,250	1,252,306
2.63%, 03/03/15(b)	750	792,062
3.25%, 03/15/13	1,000	1,031,746
4.88%, 01/17/17	842	972,513
KfW Series G
4.38%, 03/15/18	1,347	1,545,440
Landwirtschaftliche Rentenbank Series G
5.00%, 11/08/16	842	976,654
Lloyds TSB Bank PLC
4.88%, 01/21/16	200	195,470
6.38%, 01/21/21	200	198,009
Morgan Stanley
3.45%, 11/02/15	150	134,214
4.10%, 01/26/15	300	277,217
4.75%, 04/01/14	550	527,940
5.30%, 03/01/13	200	199,736
5.45%, 01/09/17	500	460,911
5.75%, 10/18/16	473	437,812
5.75%, 01/25/21	700	625,473
6.00%, 04/28/15	736	716,093
6.63%, 04/01/18	603	567,501
7.30%, 05/13/19	262	258,013
National City Corp.
6.88%, 05/15/19	526	603,550
Northern Trust Corp.
3.38%, 08/23/21	100	98,893
3.45%, 11/04/20	50	50,305
Oesterreichische Kontrollbank AG
1.88%, 03/21/12	400	401,198
PNC Funding Corp.
5.25%, 11/15/15(c)	135	145,727
Rabobank Nederland
4.50%, 01/11/21	500	522,000
Royal Bank of Canada
1.45%, 10/30/14	200	199,784
2.30%, 07/20/16	150	151,420
2.88%, 04/19/16	350	360,323

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

November 30, 2011

Royal Bank of Scotland Group PLC
5.00%, 10/01/14	161	146,698
5.63%, 08/24/20	150	141,542
6.13%, 01/11/21(b)	400	394,634
State Street Corp.
4.30%, 05/30/14	179	191,764
4.38%, 03/07/21	300	321,077
SunTrust Bank
7.25%, 03/15/18	262	289,393
SunTrust Banks Inc.
3.50%, 01/20/17	100	98,233
Toronto-Dominion Bank (The)
1.38%, 07/14/14	50	50,342
2.38%, 10/19/16	200	201,939
2.50%, 07/14/16	100	101,289
U.S. Bancorp
2.20%, 11/15/16	200	200,421
4.13%, 05/24/21	100	108,612
UBS AG Stamford
5.88%, 12/20/17	1,010	1,047,367
US Bank N.A.
4.80%, 04/15/15	686	744,532
Wachovia Corp./Wells Fargo & Co.
5.63%, 10/15/16	300	320,316
5.75%, 06/15/17	1,010	1,139,312
Wells Fargo & Co.
3.75%, 10/01/14	600	634,629
4.60%, 04/01/21	400	423,614
5.25%, 10/23/12	900	937,770
Westpac Banking Corp.
2.10%, 08/02/13	200	201,419
3.00%, 08/04/15	450	448,689
4.88%, 11/19/19	375	389,903

		50,164,089
BEVERAGES—0.77%
Anheuser-Busch InBev Worldwide Inc.
5.38%, 01/15/20	400	462,015
7.75%, 01/15/19	400	515,209
Bottling Group LLC
6.95%, 03/15/14	307	345,146
Coca-Cola Co. (The)
5.35%, 11/15/17	1,000	1,195,906
Coca-Cola Enterprises Inc.
2.13%, 09/15/15	300	304,048
Diageo Finance BV
5.30%, 10/28/15	623	704,098
Dr Pepper Snapple Group Inc.
2.90%, 01/15/16	100	103,318
3.20%, 11/15/21	200	197,145
PepsiCo Inc.
3.75%, 03/01/14	526	560,186
7.90%, 11/01/18	500	662,782

		5,049,853
BIOTECHNOLOGY—0.19%
Amgen Inc.
1.88%, 11/15/14	100	100,534
2.30%, 06/15/16	150	147,057
3.88%, 11/15/21	400	394,305
5.70%, 02/01/19	262	291,185

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

November 30, 2011

Bio-Rad Laboratories Inc.
4.88%, 12/15/20	100	103,808
Celgene Corp.
3.95%, 10/15/20	100	100,070
Gilead Sciences Inc.
4.50%, 04/01/21	100	101,748

		1,238,707
BUILDING MATERIALS—0.09%
CRH America Inc.
5.30%, 10/15/13	370	383,757
Owens Corning Inc.
9.00%, 06/15/19	160	188,730

		572,487
CHEMICALS—0.58%
Air Products and Chemicals Inc.
2.00%, 08/02/16	250	255,556
Dow Chemical Co. (The)
6.00%, 10/01/12	268	279,304
7.60%, 05/15/14	476	538,201
8.55%, 05/15/19	400	503,813
E.I. du Pont de Nemours and Co.
3.63%, 01/15/21	300	319,527
4.25%, 04/01/21	350	389,249
Eastman Chemical Co.
3.00%, 12/15/15	200	203,239
Mosaic Co. (The)
3.75%, 11/15/21	150	149,745
Potash Corp. of Saskatchewan Inc.
6.50%, 05/15/19	300	367,115
PPG Industries Inc.
3.60%, 11/15/20	200	204,145
Praxair Inc.
3.00%, 09/01/21	100	100,587
4.05%, 03/15/21	100	109,122
4.50%, 08/15/19	256	289,332
Sigma-Aldrich Corp.
3.38%, 11/01/20	50	51,534

		3,760,469
COMMERCIAL SERVICES—0.11%
McKesson Corp.
5.70%, 03/01/17	336	390,733
Moody’s Corp.
5.50%, 09/01/20(b)	100	108,886
Western Union Co. (The)
5.25%, 04/01/20	216	232,609

		732,228
COMPUTERS—0.47%
Computer Sciences Corp.
6.50%, 03/15/18	150	155,682
Dell Inc.
2.30%, 09/10/15(b)	100	101,430
4.63%, 04/01/21(b)	250	260,662
Hewlett-Packard Co.
1.25%, 09/13/13	150	150,278
1.55%, 05/30/14	150	149,642

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

November 30, 2011

2.35%, 03/15/15	300	303,846
2.65%, 06/01/16	150	152,265
5.50%, 03/01/18	526	588,852
International Business Machines Corp.
1.95%, 07/22/16	300	305,286
2.90%, 11/01/21	350	349,396
4.75%, 11/29/12	173	179,969
5.70%, 09/14/17	300	359,267

		3,056,575
COSMETICS & PERSONAL CARE—0.18%
Colgate-Palmolive Co.
1.30%, 01/15/17	200	197,514
2.95%, 11/01/20	150	154,147
Procter & Gamble Co. (The)
1.80%, 11/15/15	600	617,247
4.70%, 02/15/19	200	232,230

		1,201,138
DISTRIBUTION & WHOLESALE—0.02%
Ingram Micro Inc.
5.25%, 09/01/17	100	102,964

		102,964
DIVERSIFIED FINANCIAL SERVICES—2.56%
Alterra Finance LLC
6.25%, 09/30/20	100	105,176
American Express Co.
4.88%, 07/15/13	507	530,366
6.80%, 09/01/16(d)	268	262,640
7.00%, 03/19/18	792	927,217
American Express Credit Corp.
2.80%, 09/19/16	200	197,923
Ameriprise Financial Inc.
5.30%, 03/15/20	150	160,129
Bear Stearns Companies Inc. (The)/JPMorgan Chase & Co.
5.70%, 11/15/14	1,047	1,137,233
Boeing Capital Corp.
2.13%, 08/15/16	250	253,367
Charles Schwab Corp. (The)
4.95%, 06/01/14	262	282,345
Countrywide Financial Corp.
5.80%, 06/07/12(b)	168	167,011
Credit Suisse (USA) Inc.
5.38%, 03/02/16	1,048	1,105,563
General Electric Capital Corp.
2.95%, 05/09/16	450	450,662
5.00%, 01/08/16	640	687,546
5.30%, 02/11/21	700	716,815
5.63%, 05/01/18	762	832,681
5.88%, 02/15/12(b)	1,535	1,550,602
5.90%, 05/13/14	450	491,588
6.00%, 08/07/19	262	290,647
HSBC Finance Corp.
5.50%, 01/19/16	350	365,370
6.68%, 01/15/21	569	561,560
Jefferies Group Inc.
8.50%, 07/15/19	262	243,660
John Deere Capital Corp.
3.15%, 10/15/21	200	200,500

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

November 30, 2011

7.00%, 03/15/12	138	140,615
Merrill Lynch & Co. Inc.
5.00%, 01/15/15	235	224,366
5.45%, 07/15/14	1,185	1,171,119
6.05%, 05/16/16	600	562,976
National Rural Utilities Cooperative Finance Corp.
7.25%, 03/01/12	426	432,710
Nomura Holdings Inc.
6.70%, 03/04/20	225	234,063
ORIX Corp.
5.00%, 01/12/16(b)	250	261,540
PACCAR Financial Corp.
1.55%, 09/29/14	200	201,333
SLM Corp.
5.38%, 05/15/14	637	633,916
6.25%, 01/25/16	500	475,434
Toyota Motor Credit Corp.
1.25%, 11/17/14	200	199,550
1.38%, 08/12/13	400	402,835
3.40%, 09/15/21	200	202,321

		16,663,379
ELECTRIC—1.84%
Consolidated Edison Co. of New York Inc.
5.85%, 04/01/18	1,471	1,774,660
Constellation Energy Group Inc.
4.55%, 06/15/15	556	581,717
Detroit Edison Co. (The)
3.45%, 10/01/20	150	157,331
Dominion Resources Inc.
5.15%, 07/15/15	640	716,911
Duke Energy Corp.
3.55%, 09/15/21	150	153,483
5.05%, 09/15/19	262	293,786
6.25%, 01/15/12	235	236,377
Duke Energy Indiana Inc.
3.75%, 07/15/20(b)	200	213,339
Edison International
3.75%, 09/15/17	200	204,649
Entergy Arkansas Inc.
3.75%, 02/15/21	200	203,579
Exelon Corp.
4.90%, 06/15/15	440	473,068
Exelon Generation Co. LLC
5.35%, 01/15/14	590	631,431
FirstEnergy Solutions Corp.
4.80%, 02/15/15	300	320,819
FPL Group Capital Inc.
6.00%, 03/01/19	256	298,199
Great Plains Energy Inc.
4.85%, 06/01/21	50	51,848
Integrys Energy Group Inc.
4.17%, 11/01/20	50	52,660
Kentucky Utilities Co.
3.25%, 11/01/20	50	51,483
LG&E and KU Energy LLC
2.13%, 11/15/15	100	98,031
3.75%, 11/15/20	100	99,848
MidAmerican Energy Holdings Co.
5.75%, 04/01/18	300	345,869
Nisource Finance Corp.
4.45%, 12/01/21	300	303,078

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

November 30, 2011

Northern States Power Co.
1.95%, 08/15/15	100	101,596
Oncor Electric Delivery Co.
6.38%, 01/15/15	268	305,769
Pacific Gas & Electric Co.
4.80%, 03/01/14	897	963,190
Portland General Electric Co.
6.10%, 04/15/19	100	122,033
PPL Electric Utilities Corp.
3.00%, 09/15/21	150	149,741
Progress Energy Carolina
3.00%, 09/15/21(b)	150	151,010
Progress Energy Inc.
4.40%, 01/15/21	300	324,059
PSEG Power LLC
2.50%, 04/15/13	200	202,401
2.75%, 09/15/16	100	99,980
4.15%, 09/15/21	150	152,773
Public Service Co. of Oklahoma
4.40%, 02/01/21	100	106,832
San Diego Gas & Electric Co.
3.00%, 08/15/21	200	205,600
SCANA Corp.
4.75%, 05/15/21	150	156,731
Southern Co. (The)
2.38%, 09/15/15	100	102,259
Southern Power Co.
4.88%, 07/15/15	307	335,307
Southwestern Electric Power Co.
6.45%, 01/15/19	262	303,658
Tucson Electric Power Co.
5.15%, 11/15/21	300	304,181
UIL Holdings Corp.
4.63%, 10/01/20	100	102,212
Union Electric Co.
6.70%, 02/01/19	262	318,908
Wisconsin Electric Power Co.
2.95%, 09/15/21	200	200,501

		11,970,907
ELECTRICAL COMPONENTS & EQUIPMENT—0.13%
Emerson Electric Co.
4.88%, 10/15/19	300	347,078
5.25%, 10/15/18	405	474,252

		821,330
ELECTRONICS—0.14%
Agilent Technologies Inc.
5.00%, 07/15/20	100	108,586
6.50%, 11/01/17	225	259,374
Arrow Electronics Inc.
5.13%, 03/01/21	150	148,628
PerkinElmer Inc.
5.00%, 11/15/21	50	50,342
Thermo Fisher Scientific Inc.
3.20%, 03/01/16	100	105,252
3.60%, 08/15/21	200	204,269
4.50%, 03/01/21	50	54,659

		931,110

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

November 30, 2011

ENGINEERING & CONSTRUCTION—0.03%
Fluor Corp.
3.38%, 09/15/21	200	198,757

		198,757
ENTERTAINMENT—0.02%
International Game Technology
7.50%, 06/15/19	100	115,386

		115,386
ENVIRONMENTAL CONTROL—0.13%
Republic Services Inc.
5.00%, 03/01/20	400	443,508
Waste Management Inc.
4.60%, 03/01/21(b)	400	427,288

		870,796
FOOD—0.66%
Campbell Soup Co.
3.05%, 07/15/17	200	212,689
Corn Products International Inc.
4.63%, 11/01/20	50	53,013
General Mills Inc.
1.55%, 05/16/14	200	201,504
5.70%, 02/15/17	200	234,669
6.00%, 02/15/12	268	270,715
H.J. Heinz Co.
3.13%, 09/12/21	250	244,929
Hershey Co. (The)
1.50%, 11/01/16	200	198,835
4.13%, 12/01/20	50	55,358
Kellogg Co.
1.88%, 11/17/16	150	149,795
4.45%, 05/30/16	300	332,693
Kraft Foods Inc.
4.13%, 02/09/16	500	536,054
6.13%, 02/01/18	504	582,096
6.25%, 06/01/12	246	252,229
Kroger Co. (The)
3.90%, 10/01/15	300	321,623
McCormick & Co. Inc.
3.90%, 07/15/21	200	210,090
Safeway Inc.
3.95%, 08/15/20(b)	200	193,968
Unilever Capital Corp.
4.25%, 02/10/21	250	281,098

		4,331,358
FOREST PRODUCTS & PAPER—0.05%
International Paper Co.
7.95%, 06/15/18	262	312,307

		312,307
GAS—0.07%
AGL Capital Corp.
3.50%, 09/15/21	200	197,869

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

November 30, 2011

Sempra Energy
2.00%, 03/15/14	100	101,142
6.50%, 06/01/16	112	130,373

		429,384
HAND & MACHINE TOOLS—0.05%
Stanley Black & Decker Inc.
3.40%, 12/01/21	300	301,241

		301,241
HEALTH CARE - PRODUCTS—0.43%
Baxter International Inc.
4.25%, 03/15/20	200	217,112
Becton, Dickinson and Co.
3.13%, 11/08/21	200	199,236
3.25%, 11/12/20	100	101,396
Boston Scientific Corp.
4.50%, 01/15/15	300	313,681
Covidien International Finance SA
6.00%, 10/15/17	450	535,789
Johnson & Johnson
3.55%, 05/15/21	200	217,566
5.55%, 08/15/17	305	366,924
Medtronic Inc.
3.00%, 03/15/15	200	210,715
4.13%, 03/15/21(b)	200	216,915
St. Jude Medical Inc.
2.50%, 01/15/16	100	102,745
Stryker Corp.
2.00%, 09/30/16	100	101,363
Zimmer Holdings Inc.
3.38%, 11/30/21	200	195,917

		2,779,359
HEALTH CARE - SERVICES—0.31%
Aetna Inc.
3.95%, 09/01/20	100	101,549
4.13%, 06/01/21	300	308,670
Cigna Corp.
2.75%, 11/15/16	100	98,794
4.38%, 12/15/20	100	99,007
Coventry Health Care Inc.
5.45%, 06/15/21	50	54,578
Humana Inc.
6.45%, 06/01/16	200	221,214
Quest Diagnostics Inc.
4.70%, 04/01/21	150	157,619
UnitedHealth Group Inc.
4.70%, 02/15/21(b)	200	220,872
4.88%, 03/15/15	268	295,696
WellPoint Inc.
4.35%, 08/15/20	100	105,781
5.25%, 01/15/16	300	333,846

		1,997,626

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

November 30, 2011

HOME FURNISHINGS—0.04%
Whirlpool Corp.
4.85%, 06/15/21(b)	250	250,374

		250,374
HOUSEHOLD PRODUCTS & WARES—0.10%
Beam Inc.
5.38%, 01/15/16	54	58,697
Clorox Co. (The)
3.80%, 11/15/21	200	197,712
Kimberly-Clark Corp.
6.13%, 08/01/17	256	309,544
Tupperware Brands Corp.
4.75%, 06/01/21(a)	100	99,848

		665,801
INSURANCE—1.18%
Aflac Inc.
3.45%, 08/15/15(b)	100	102,781
Allstate Corp. (The)
5.00%, 08/15/14	336	365,277
American International Group Inc.
3.65%, 01/15/14	250	241,669
5.60%, 10/18/16	673	646,541
6.40%, 12/15/20	200	195,715
Aon Corp.
3.13%, 05/27/16	100	100,295
Berkshire Hathaway Finance Corp.
4.85%, 01/15/15	904	993,848
Chubb Corp. (The)
6.38%, 04/15/17(d)	250	245,000
CNA Financial Corp.
5.88%, 08/15/20	75	75,271
Genworth Financial Inc.
5.75%, 06/15/14(b)	526	525,525
Hartford Financial Services Group Inc.
5.38%, 03/15/17	250	246,496
Lincoln National Corp.
8.75%, 07/01/19	300	350,989
Markel Corp.
5.35%, 06/01/21	200	207,224
Marsh & McLennan Companies Inc.
5.75%, 09/15/15	350	386,847
MetLife Inc.
5.00%, 06/15/15	640	694,287
Principal Life Income Fundings Trust
5.30%, 12/14/12	476	498,306
Progressive Corp. (The)
3.75%, 08/23/21(b)	100	101,875
Prudential Financial Inc.
3.00%, 05/12/16	150	148,436
5.10%, 09/20/14	673	721,230
Reinsurance Group of America Inc.
5.00%, 06/01/21	200	202,714
Travelers Companies Inc. (The)
6.25%, 06/20/16	262	305,106
Willis Group Holdings PLC
5.75%, 03/15/21	100	103,700

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

November 30, 2011

XLIT Ltd.
5.75%, 10/01/21	200	204,194

		7,663,326
INTERNET—0.05%eBay Inc.
3.25%, 10/15/20	100	98,331
Google Inc.
2.13%, 05/19/16	200	206,382

		304,713
IRON & STEEL—0.16%
ArcelorMittal SA
6.13%, 06/01/18	500	477,237
9.00%, 02/15/15(b)	526	575,937

		1,053,174
MACHINERY—0.26%
Caterpillar Inc.
3.90%, 05/27/21	200	213,900
5.70%, 08/15/16	943	1,105,773
Deere & Co.
4.38%, 10/16/19	300	332,018
Joy Global Inc.
5.13%, 10/15/21	50	52,831

		1,704,522
MANUFACTURING—0.52%
3M Co. Series E
4.38%, 08/15/13	500	533,027
Danaher Corp.
2.30%, 06/23/16	50	51,521
3.90%, 06/23/21	150	163,815
General Electric Co.
5.00%, 02/01/13	1,047	1,093,074
Harsco Corp.
2.70%, 10/15/15	100	102,760
Honeywell International Inc.
5.30%, 03/01/18	262	305,441
Illinois Tool Works Inc.
3.38%, 09/15/21(a)	225	233,838
Pentair Inc.
5.00%, 05/15/21	50	52,613
Textron Inc.
4.63%, 09/21/16	100	101,242
Tyco Electronics Group SA
6.55%, 10/01/17	200	230,683
Tyco International Finance SA
4.13%, 10/15/14	500	530,282

		3,398,296
MEDIA—1.41%
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13	247	269,918
Comcast Corp.
6.50%, 01/15/17	750	877,608
COX Communications Inc.
5.45%, 12/15/14	600	665,036

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

November 30, 2011

DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.50%, 03/01/16	600	617,774
3.55%, 03/15/15	450	467,882
5.00%, 03/01/21	200	207,477
Discovery Communications LLC
3.70%, 06/01/15	600	627,924
NBCUniversal Media LLC
2.88%, 04/01/16	300	305,144
5.15%, 04/30/20	600	649,253
News America Inc.
5.30%, 12/15/14	556	610,708
Thomson Reuters Corp.
6.50%, 07/15/18	300	356,786
Time Warner Cable Inc.
5.85%, 05/01/17	336	378,551
6.20%, 07/01/13	100	107,594
6.75%, 07/01/18	450	523,140
7.50%, 04/01/14	476	533,041
Time Warner Inc.
3.15%, 07/15/15	100	103,476
4.88%, 03/15/20	750	797,990
Viacom Inc.
3.50%, 04/01/17	150	153,630
Walt Disney Co. (The)
1.35%, 08/16/16	300	299,265
6.38%, 03/01/12	623	631,461

		9,183,658
MINING—0.56%
Alcoa Inc.
5.55%, 02/01/17(b)	418	442,420
AngloGold Ashanti Holdings PLC
5.38%, 04/15/20	200	195,450
Barrick Gold Corp.
2.90%, 05/30/16	200	203,767
6.95%, 04/01/19	225	270,235
BHP Billiton Finance (USA) Ltd.
4.80%, 04/15/13	647	683,831
Rio Tinto Finance (USA) Ltd.
2.25%, 09/20/16	100	100,980
3.75%, 09/20/21(b)	50	50,612
8.95%, 05/01/14	510	596,538
9.00%, 05/01/19	225	302,658
Teck Resources Ltd.
3.85%, 08/15/17	50	51,405
10.75%, 05/15/19	300	369,000
Vale Overseas Ltd.
6.25%, 01/11/16	336	371,479

		3,638,375
MULTI-NATIONAL—2.31%
African Development Bank
1.88%, 01/23/12	500	500,970
Asian Development Bank
2.50%, 03/15/16	750	792,010
2.63%, 02/09/15	400	421,720
2.75%, 05/21/14	526	551,937
European Bank for Reconstruction and Development Series G
2.75%, 04/20/15	300	315,053
European Investment Bank
1.25%, 10/14/16	750	727,332

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

November 30, 2011

1.75%, 09/14/12	1,000	1,006,908
2.13%, 07/15/16	900	907,719
2.75%, 03/23/15	600	621,732
4.00%, 02/16/21	500	522,298
4.63%, 05/15/14	3,641	3,926,931
Inter-American Development Bank
5.13%, 09/13/16	1,247	1,466,169
International Bank for Reconstruction and Development
2.00%, 04/02/12	1,053	1,059,542
2.38%, 05/26/15	750	790,905
International Finance Corp.
2.25%, 04/11/16	500	517,786
2.75%, 04/20/15	500	528,152
Nordic Investment Bank
5.00%, 02/01/17	307	360,431

		15,017,595
OFFICE & BUSINESS EQUIPMENT—0.12%
Pitney Bowes Inc.
4.75%, 01/15/16	256	264,634
Xerox Corp.
4.25%, 02/15/15	200	207,963
4.50%, 05/15/21	150	149,198
5.63%, 12/15/19	150	161,786

		783,581
OIL & GAS—2.06%
Anadarko Petroleum Corp.
5.95%, 09/15/16	306	342,214
Apache Corp.
5.25%, 04/15/13	336	356,557
BP Capital Markets PLC
3.13%, 10/01/15	200	206,416
3.20%, 03/11/16	100	103,908
3.56%, 11/01/21	100	101,006
3.88%, 03/10/15	150	158,333
4.74%, 03/11/21	200	220,837
4.75%, 03/10/19	150	164,142
5.25%, 11/07/13	276	296,332
Canadian Natural Resources Ltd.
5.90%, 02/01/18	500	582,145
Cenovus Energy Inc.
4.50%, 09/15/14	200	215,477
Chevron Corp.
3.95%, 03/03/14	358	383,546
ConocoPhillips
4.75%, 02/01/14	900	974,723
5.75%, 02/01/19	300	355,518
Devon Energy Corp.
4.00%, 07/15/21	300	322,551
Encana Corp.
5.90%, 12/01/17	350	392,340
Ensco PLC
4.70%, 03/15/21	300	304,491
EOG Resources Inc.
2.95%, 06/01/15	300	312,609
Husky Energy Inc.
7.25%, 12/15/19	300	360,670
Marathon Oil Corp.
6.00%, 10/01/17	194	224,825
Marathon Petroleum Corp.

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

November 30, 2011

3.50%, 03/01/16	50	50,088
5.13%, 03/01/21	450	458,422
Nabors Industries Inc.
5.00%, 09/15/20	300	303,806
Noble Holding International Ltd.
4.63%, 03/01/21(b)	200	205,362
NuStar Logistics LP
4.80%, 09/01/20	100	102,359
Occidental Petroleum Corp.
1.75%, 02/15/17	150	149,525
2.50%, 02/01/16	300	312,607
Pemex Project Funding Master Trust
5.75%, 03/01/18	500	546,250
Petrobras International Finance Co.
5.38%, 01/27/21	350	355,917
5.88%, 03/01/18	500	530,854
7.88%, 03/15/19	262	306,407
Petrohawk Energy Corp.
7.25%, 08/15/18	300	336,000
Petroleos Mexicanos
5.50%, 01/21/21	250	265,625
Rowan Companies Inc.
5.00%, 09/01/17	100	105,056
Shell International Finance BV
4.00%, 03/21/14	600	644,157
4.30%, 09/22/19	526	595,468
Statoil ASA
5.25%, 04/15/19	450	513,542
Talisman Energy Inc.
3.75%, 02/01/21	100	97,049
Total Capital SA
2.30%, 03/15/16	200	204,812
4.13%, 01/28/21	250	267,590
Transocean Inc.
6.00%, 03/15/18	173	172,802
Valero Energy Corp.
6.13%, 02/01/20	450	490,765

		13,393,103
OIL & GAS SERVICES—0.12%
Baker Hughes Inc.
3.20%, 08/15/21(a)	150	152,503
Cameron International Corp.
4.50%, 06/01/21	150	160,521
Halliburton Co.
3.25%, 11/15/21	200	200,498
Weatherford International Ltd.
6.35%, 06/15/17	268	299,601

		813,123
PACKAGING & CONTAINERS—0.01%
Bemis Co. Inc.
4.50%, 10/15/21	50	52,099
Sonoco Products Co.
4.38%, 11/01/21	15	15,302

		67,401
PHARMACEUTICALS—1.18%
Abbott Laboratories
5.13%, 04/01/19	300	340,561

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

November 30, 2011

5.15%, 11/30/12	804	840,745
AmerisourceBergen Corp.
5.88%, 09/15/15	254	288,600
Aristotle Holding Inc.
3.50%, 11/15/16(a)	200	201,319
4.75%, 11/15/21(a)	200	202,052
AstraZeneca PLC
5.40%, 09/15/12	660	685,604
Express Scripts Inc.
3.13%, 05/15/16	250	248,161
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	558	663,841
Medco Health Solutions Inc.
7.13%, 03/15/18	492	568,595
Merck & Co. Inc.
4.00%, 06/30/15	315	344,291
Novartis Capital Corp.
2.90%, 04/24/15	300	314,925
Novartis Securities Investment Ltd.
5.13%, 02/10/19	262	303,766
Pfizer Inc.
6.20%, 03/15/19	429	523,781
Sanofi
1.20%, 09/30/14	100	100,504
4.00%, 03/29/21	200	214,965
Schering-Plough Corp./Merck & Co. Inc.
6.00%, 09/15/17	600	733,840
Teva Pharmaceutical Finance Co. BV
2.40%, 11/10/16	200	200,610
Teva Pharmaceutical Finance III BV
1.70%, 03/21/14	150	150,680
Wyeth
5.50%, 02/01/14	697	766,262

		7,693,102
PIPELINES—0.78%
Buckeye Partners LP
4.88%, 02/01/21	50	52,270
CenterPoint Energy Resources Corp.
4.50%, 01/15/21	75	78,303
Duke Capital LLC
6.25%, 02/15/13	590	620,479
Enbridge Energy Partners LP
4.20%, 09/15/21(b)	300	305,531
Energy Transfer Partners LP
4.65%, 06/01/21	200	193,003
5.95%, 02/01/15	315	342,230
Enterprise Products Operating LP Series G
5.60%, 10/15/14	707	776,627
Kinder Morgan Energy Partners LP
3.50%, 03/01/16	50	51,847
4.15%, 03/01/22(b)	200	198,012
6.85%, 02/15/20	250	289,500
Magellan Midstream Partners LP
4.25%, 02/01/21	300	307,541
ONEOK Partners LP
3.25%, 02/01/16	250	255,820
Plains All American Pipeline LP
3.95%, 09/15/15	300	316,645
8.75%, 05/01/19	300	377,584
Spectra Energy Partners LP
4.60%, 06/15/21	100	102,560

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

November 30, 2011

TC Pipelines LP
4.65%, 06/15/21	50	51,252
TransCanada PipeLines Ltd.
6.50%, 08/15/18	450	541,227
Williams Partners LP
5.25%, 03/15/20	225	244,805

		5,105,236
REAL ESTATE INVESTMENT TRUSTS—0.41%
AvalonBay Communities Inc.
3.95%, 01/15/21	50	48,838
Boston Properties LP
3.70%, 11/15/18	50	49,999
6.25%, 01/15/13	130	135,738
CommonWealth REIT
5.88%, 09/15/20(b)	300	296,032
Duke Realty LP
7.38%, 02/15/15	250	273,523
Entertainment Properties Trust
7.75%, 07/15/20	150	159,750
ERP Operating LP
5.13%, 03/15/16	336	361,316
HCP Inc.
6.70%, 01/30/18	250	270,738
Health Care REIT Inc.
3.63%, 03/15/16	50	48,875
4.95%, 01/15/21	100	93,573
Kilroy Realty LP
4.80%, 07/15/18	150	146,916
Liberty Property LP
4.75%, 10/01/20	100	100,208
National Retail Properties Inc.
5.50%, 07/15/21	100	98,746
Simon Property Group LP
6.13%, 05/30/18	500	567,499
Ventas Realty LP/Ventas Capital Corp.
4.75%, 06/01/21	50	48,078

		2,699,829
RETAIL—0.87%
Best Buy Co. Inc.
5.50%, 03/15/21	50	47,083
Costco Wholesale Corp.
5.30%, 03/15/12	202	204,657
CVS Caremark Corp.
5.75%, 06/01/17	205	236,766
6.30%, 06/01/12(d)	338	337,155
Darden Restaurants Inc.
4.50%, 10/15/21	200	202,054
Gap Inc. (The)
5.95%, 04/12/21	100	94,574
Home Depot Inc. (The)
5.40%, 03/01/16	590	674,892
Kohl’s Corp.
4.00%, 11/01/21	50	50,519
Lowe’s Companies Inc.
3.80%, 11/15/21	200	199,835
McDonald’s Corp.
5.35%, 03/01/18	473	555,782
Nordstrom Inc.
4.00%, 10/15/21	200	204,326

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

November 30, 2011

O’Reilly Automotive Inc.
4.63%, 09/15/21	100	101,968
Target Corp.
6.00%, 01/15/18	473	571,630
Wal-Mart Stores Inc.
3.25%, 10/25/20	750	778,779
4.55%, 05/01/13	970	1,025,599
Yum! Brands Inc.
6.25%, 03/15/18	304	353,148

		5,638,767
SAVINGS & LOANS—0.01%
Santander Holdings USA Inc.
4.63%, 04/19/16	100	94,759

		94,759
SEMICONDUCTORS—0.11%
Applied Materials Inc.
2.65%, 06/15/16	50	50,956
Broadcom Corp.
2.70%, 11/01/18	50	49,162
Intel Corp.
1.95%, 10/01/16	350	353,965
3.30%, 10/01/21	100	101,509
Texas Instruments Inc.
2.38%, 05/16/16	150	155,271

		710,863
SOFTWARE—0.27%
Fiserv Inc.
3.13%, 06/15/16	25	25,392
4.75%, 06/15/21	200	208,243
Microsoft Corp.
2.50%, 02/08/16	150	157,829
2.95%, 06/01/14	350	369,503
Oracle Corp.
5.25%, 01/15/16	893	1,024,321

		1,785,288
TELECOMMUNICATIONS—1.86%
America Movil SAB de CV
2.38%, 09/08/16	200	195,325
5.00%, 03/30/20	375	400,748
American Tower Corp.
4.63%, 04/01/15	220	229,416
5.05%, 09/01/20	150	150,303
AT&T Inc.
2.40%, 08/15/16	450	454,911
4.95%, 01/15/13	904	943,822
5.50%, 02/01/18	800	913,065
British Telecom PLC
5.95%, 01/15/18	150	161,749
Cellco Partnership/Verizon Wireless Capital LLC
8.50%, 11/15/18	526	699,510
Cisco Systems Inc.
5.50%, 02/22/16	1,197	1,384,139
Corning Inc.
4.25%, 08/15/20	50	52,903

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

November 30, 2011

Deutsche Telekom International Finance BV
5.75%, 03/23/16	315	347,626
Embarq Corp.
7.08%, 06/01/16	471	498,288
France Telecom SA
4.38%, 07/08/14	600	635,994
Harris Corp.
4.40%, 12/15/20	150	154,278
Juniper Networks Inc.
4.60%, 03/15/21	200	206,549
Qwest Corp.
8.38%, 05/01/16	300	340,125
Rogers Wireless Inc.
6.38%, 03/01/14	336	368,498
Telecom Italia Capital SA
4.95%, 09/30/14	526	487,547
Telefonica Emisiones SAU
3.73%, 04/27/15	450	426,221
5.46%, 02/16/21	450	401,621
Verizon Communications Inc.
1.25%, 11/03/14	300	299,675
5.50%, 02/15/18	450	518,085
5.55%, 02/15/16	997	1,129,918
Vodafone Group PLC
5.75%, 03/15/16	640	732,138

		12,132,454
TEXTILES—0.02%
Cintas Corp. No. 2
2.85%, 06/01/16	150	154,444

		154,444
TOYS, GAMES & HOBBIES—0.01%
Mattel Inc.
2.50%, 11/01/16	50	50,059

		50,059
TRANSPORTATION—0.33%
Burlington Northern Santa Fe Corp.
4.70%, 10/01/19	250	275,395
Canadian National Railway Co.
2.85%, 12/15/21	100	98,792
CSX Corp.
3.70%, 10/30/20	250	252,073
4.25%, 06/01/21	50	52,634
Norfolk Southern Corp.
7.70%, 05/15/17	445	561,215
Ryder System Inc.
3.50%, 06/01/17	100	102,748
3.60%, 03/01/16	100	103,766
Union Pacific Corp.
5.75%, 11/15/17	315	370,382
United Parcel Service Inc.
5.13%, 04/01/19	282	337,072

		2,154,077

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

November 30, 2011

TRUCKING & LEASING—0.03%
GATX Corp.
4.85%, 06/01/21	200	200,451

		200,451

TOTAL CORPORATE BONDS & NOTES
(Cost: $202,102,189)		210,328,708

FOREIGN GOVERNMENT BONDS & NOTES(e)—2.29%

BRAZIL—0.26%
Brazil (Federative Republic of)
4.88%, 01/22/21(b)	250	276,875
6.00%, 01/17/17	450	518,175
8.00%, 01/15/18	771	897,762

		1,692,812
CANADA—0.80%
Canada (Government of)
2.38%, 09/10/14	526	552,769
Export Development Canada
2.38%, 03/19/12	500	502,903
Nova Scotia (Province of)
2.38%, 07/21/15	300	311,136
Ontario (Province of)
2.30%, 05/10/16	100	103,051
2.63%, 01/20/12(b)	1,000	1,002,899
2.95%, 02/05/15	375	396,072
4.10%, 06/16/14	600	648,750
4.40%, 04/14/20	250	281,593
Quebec (Province of)
5.00%, 03/01/16	1,247	1,425,350

		5,224,523
COLOMBIA—0.13%
Colombia (Republic of)
4.38%, 07/12/21	200	210,000
7.38%, 03/18/19	250	313,125
8.25%, 12/22/14	250	294,250

		817,375
HUNGARY—0.04%
Hungary (Republic of)
6.25%, 01/29/20(b)	250	228,125

		228,125
ISRAEL—0.04%
Israel (State of)
5.13%, 03/26/19(b)	262	290,510

		290,510
ITALY—0.25%
Italy (Republic of)
2.13%, 10/05/12	1,200	1,146,091

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

November 30, 2011

4.50%, 01/21/15	500	452,519

		1,598,610
JAPAN—0.17%
Japan Finance Corp.
2.13%, 11/05/12	1,000	1,015,058
2.50%, 05/18/16	100	104,141

		1,119,199
MEXICO—0.32%
United Mexican States
5.95%, 03/19/19	300	351,300
6.38%, 01/16/13	1,657	1,748,135

		2,099,435
PERU—0.08%
Peru (Republic of)
7.13%, 03/30/19	415	513,770

		513,770
POLAND—0.10%
Poland (Republic of)
5.13%, 04/21/21(b)	400	396,000
6.38%, 07/15/19	262	283,615

		679,615
SOUTH AFRICA—0.05%
South Africa (Republic of)
6.88%, 05/27/19(b)	262	309,160

		309,160
SOUTH KOREA—0.05%
Korea (Republic of)
7.13%, 04/16/19(b)	262	325,670

		325,670

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $14,530,544)		14,898,804

MUNICIPAL DEBT OBLIGATIONS—0.09%

CALIFORNIA—0.05%
State of California GO BAB
7.55%, 04/01/39	250	297,638

		297,638
ILLINOIS—0.04%
State of Illinois GO
4.07%, 01/01/14	20	20,532
4.42%, 01/01/15	250	258,340

		278,872

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $536,142)		576,510

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

November 30, 2011

U.S. GOVERNMENT & AGENCY OBLIGATIONS—64.32%

U.S. GOVERNMENT AGENCY OBLIGATIONS—10.13%
Federal Home Loan Banks
3.63%, 10/18/13(b)	5,655	5,990,930
5.00%, 11/17/17	7,755	9,266,674
Federal Home Loan Mortgage Corp.
0.75%, 03/28/13	8,330	8,377,206
2.00%, 08/25/16	1,000	1,031,148
2.13%, 09/21/12(b)	140	142,157
2.50%, 05/27/16	1,260	1,328,413
4.50%, 01/15/13	11,338	11,875,557
4.88%, 11/15/13(b)	8,420	9,151,277
Federal National Mortgage Association
1.25%, 06/22/12	4,295	4,320,710
1.25%, 09/28/16	750	744,753
2.75%, 03/13/14(b)	6,922	7,263,213
5.00%, 04/15/15	5,652	6,437,272

		65,929,310
U.S. GOVERNMENT OBLIGATIONS—54.19%
U.S. Treasury Notes
0.13%, 09/30/13	4,350	4,340,143
0.63%, 04/30/13	18,218	18,327,600
0.75%, 12/15/13(b)	4,150	4,190,205
1.00%, 07/15/13(b)	2,673	2,706,100
1.00%, 01/15/14(b)	8,159	8,281,385
1.00%, 09/30/16(b)	600	602,672
1.13%, 12/15/12(b)	8,841	8,929,065
1.25%, 03/15/14	3,405	3,478,419
1.25%, 04/15/14	11,308	11,558,902
1.38%, 03/15/13(b)	3,127	3,175,006
1.38%, 05/15/13	4,275	4,346,474
1.38%, 09/30/18(b)	6,740	6,688,924
1.75%, 04/15/13	10,137	10,352,411
1.75%, 05/31/16	7,890	8,219,778
1.88%, 06/30/15	10,159	10,632,023
1.88%, 08/31/17	227	235,849
1.88%, 09/30/17	3,511	3,643,484
2.00%, 04/30/16(b)	5,507	5,800,419
2.00%, 11/15/21	3,000	2,981,250
2.13%, 05/31/15	6,702	7,071,133
2.13%, 08/15/21(b)	2,600	2,617,672
2.25%, 01/31/15	8,957	9,465,731
2.38%, 07/31/17(b)	5,458	5,824,281
2.50%, 03/31/15(b)	7,045	7,516,134
2.50%, 04/30/15(b)	6,715	7,167,739
2.63%, 11/15/20(b)	9,024	9,552,752
2.75%, 02/28/18(b)	4,469	4,860,038
2.88%, 03/31/18(b)	1,172	1,282,699
3.13%, 04/30/17(b)	4,211	4,665,329
3.38%, 11/15/19(b)	22,800	25,651,778
3.50%, 05/15/20(b)	181	205,265
3.63%, 08/15/19	10,149	11,600,784
3.63%, 02/15/20	8,795	10,064,092
3.63%, 02/15/21(b)	7,584	8,662,945
4.63%, 11/15/16	2,000	2,357,500
4.75%, 05/15/14(b)	50,430	55,866,959
4.88%, 08/15/16	38,792	45,989,739
7.25%, 05/15/16	7,390	9,492,108

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

November 30, 2011

8.50%, 02/15/20(b)	2,970	4,531,106

		352,935,893

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $398,649,854)		418,865,203

Security	Shares	Value

SHORT-TERM INVESTMENTS—24.01%

MONEY MARKET FUNDS—24.01%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(c)(f)(g)	133,568,616	133,568,616
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%(c)(f)(g)	15,569,399	15,569,399
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(f)	7,245,676	7,245,676

		156,383,691

TOTAL SHORT-TERM INVESTMENTS
(Cost: $156,383,691)		156,383,691

TOTAL INVESTMENTS IN SECURITIES—123.00%
(Cost: $772,202,420)		801,052,916
Other Assets, Less Liabilities—(23.00)%		(149,792,724)

NET ASSETS—100.00%		$651,260,192

BAB - Build America Bonds

GO - General Obligation

(a)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	Variable rate security. Rate shown is as of report date.
(e)	Investments are denominated in U.S. dollars.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS MBS BOND FUND

November 30, 2011

Security	Principal (000s)	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS—99.28%

MORTGAGE-BACKED SECURITIES—99.28%
Federal Home Loan Mortgage Corp.
0.55%, 06/15/33(a)	$43	$43,065
2.99%, 11/01/40(a)	12,526	13,033,845
3.00%, 12/01/26(b)	13,000	13,300,625
3.13%, 11/01/40(a)	6,584	6,867,043
3.26%, 08/01/41(a)	2,409	2,509,013
3.34%, 07/01/41(a)	987	1,028,212
3.35%, 11/01/40(a)	7,265	7,552,941
3.50%, 03/01/26	13,899	14,416,579
3.50%, 08/01/26	8,931	9,263,435
3.50%, 12/01/26(b)	21,833	22,621,035
3.50%, 12/01/41(b)	6,000	6,107,812
4.00%, 10/01/25	16,923	17,711,686
4.00%, 02/01/26	10,633	11,141,248
4.00%, 05/01/26	18,400	19,280,092
4.00%, 12/01/26(b)	20,867	21,828,838
4.00%, 01/01/41	38,091	39,686,185
4.00%, 02/01/41	22,025	22,947,269
4.00%, 03/01/41	14,563	15,175,384
4.00%, 09/01/41	22,717	23,750,381
4.00%, 12/01/41(b)	26,788	27,863,706
4.50%, 04/01/22	9,876	10,518,761
4.50%, 07/01/24	7,588	8,030,503
4.50%, 09/01/24	4,648	4,918,574
4.50%, 12/01/26(b)	10,081	10,660,657
4.50%, 08/01/30	15,607	16,480,446
4.50%, 03/01/39	2,554	2,692,671
4.50%, 06/01/39	25,025	26,379,169
4.50%, 09/01/39	5,063	5,336,958
4.50%, 10/01/39	47,697	50,277,787
4.50%, 11/01/39	4,516	4,760,319
4.50%, 12/01/39	11,677	12,309,096
4.50%, 01/01/40	5,002	5,272,840
4.50%, 08/01/40	16,187	17,067,494
4.50%, 11/01/40	29,166	30,753,130
4.50%, 02/01/41	30,931	32,587,671
4.50%, 05/01/41	22,759	24,396,316
4.50%, 12/01/41(b)	41,127	43,299,020
5.00%, 12/01/24	14,142	15,213,970
5.00%, 08/01/25	10,239	11,087,387
5.00%, 12/01/26(b)	14,094	15,032,132
5.00%, 06/01/33	3,978	4,278,890
5.00%, 12/01/33	18,637	19,965,942
5.00%, 07/01/35	23,333	24,982,499
5.00%, 01/01/36	13,296	14,236,299
5.00%, 03/01/38	30,298	32,430,248
5.00%, 01/01/40	3,259	3,489,908
5.00%, 04/01/40	3,878	4,150,639
5.00%, 07/01/40	2,075	2,220,616
5.00%, 08/01/40	26,713	28,588,417
5.00%, 09/01/40	14,653	15,682,061
5.00%, 08/01/41	17,710	19,072,854
5.00%, 12/01/41(b)	28,089	30,033,285
5.07%, 12/01/33(a)	568	607,063
5.10%, 12/01/38(a)	8,201	8,750,243

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS MBS BOND FUND

November 30, 2011

5.50%, 02/01/34	12,596	13,663,105
5.50%, 01/01/35	19,252	20,877,335
5.50%, 02/01/35	6,689	7,253,879
5.50%, 05/01/35	11,174	12,107,153
5.50%, 05/01/36	11,127	12,038,130
5.50%, 07/01/36	22,205	24,024,099
5.50%, 04/01/38	24,062	26,099,185
5.50%, 05/01/38	8,719	9,419,119
5.50%, 12/01/41(b)	26,294	28,372,869
6.00%, 09/01/36	10,560	11,583,826
6.00%, 10/01/36	5,789	6,413,934
6.00%, 02/01/37	6,671	7,317,402
6.00%, 11/01/37	34,991	38,295,420
6.00%, 12/01/41(b)	9,954	10,865,413
Federal National Mortgage Association
2.75%, 08/01/41(a)	3,368	3,484,127
3.00%, 12/01/26(b)	18,000	18,435,937
3.31%, 09/01/41(a)	1,351	1,405,330
3.50%, 01/01/26	11,658	12,124,752
3.50%, 02/01/26	20,601	21,426,125
3.50%, 08/01/26	9,768	10,159,395
3.50%, 10/01/26	13,501	14,041,404
3.50%, 12/01/26(b)	11,854	12,315,195
3.50%, 09/01/40	6,162	6,291,350
3.50%, 11/01/40	6,805	6,947,000
3.50%, 12/01/40	4,783	4,883,222
3.50%, 03/01/41	4,464	4,557,506
3.50%, 12/01/41(b)	9,000	9,178,594
3.60%, 05/01/40(a)	22,602	23,697,607
4.00%, 10/01/25	29,055	30,526,665
4.00%, 11/01/25	16,865	17,719,144
4.00%, 03/01/26	7,439	7,825,605
4.00%, 06/01/26	10,867	11,431,400
4.00%, 12/01/26(b)	43,686	45,877,126
4.00%, 12/01/30	9,355	9,813,007
4.00%, 01/01/31	5,001	5,245,754
4.00%, 02/01/31	4,716	4,947,033
4.00%, 10/01/31	11,913	12,495,399
4.00%, 12/01/39	17,924	18,697,438
4.00%, 07/01/40	22,417	23,399,739
4.00%, 09/01/40	22,224	23,182,029
4.00%, 12/01/40	57,766	60,257,127
4.00%, 01/01/41	21,479	22,405,386
4.00%, 09/01/41	15,707	16,396,451
4.00%, 10/01/41	14,972	15,629,288
4.00%, 12/01/41(b)	42,813	44,612,484
4.50%, 09/01/18	8,083	8,639,820
4.50%, 04/01/19	4,398	4,704,317
4.50%, 11/01/22	10,528	11,260,251
4.50%, 06/01/23	2,399	2,560,063
4.50%, 03/01/24	2,684	2,871,003
4.50%, 10/01/24	10,777	11,466,526
4.50%, 12/01/26(b)	40,041	42,574,844
4.50%, 08/01/31	16,807	17,821,572
4.50%, 03/01/36	16,799	17,885,981
4.50%, 09/01/39	39,701	42,022,373
4.50%, 12/01/39	8,612	9,115,490
4.50%, 08/01/40	57,318	60,668,735
4.50%, 09/01/40	27,695	29,313,783
4.50%, 01/01/41	33,090	35,024,094
4.50%, 04/01/41	50,658	53,854,453
4.50%, 05/01/41	16,087	17,158,104
4.50%, 06/01/41	17,435	18,595,504

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS MBS BOND FUND

November 30, 2011

4.50%, 08/01/41	21,706	22,974,867
4.50%, 12/01/41(b)	46,922	49,612,683
4.74%, 04/01/38(a)	6,364	6,822,901
5.00%, 08/01/20	11,055	11,936,329
5.00%, 12/01/23	9,342	10,046,168
5.00%, 12/01/26(b)	17,999	19,306,740
5.00%, 11/01/33	27,340	29,425,518
5.00%, 04/01/35	13,721	14,767,238
5.00%, 02/01/36	20,427	21,975,872
5.00%, 06/01/39	34,489	37,102,853
5.00%, 07/01/40	12,892	13,875,035
5.00%, 03/01/41	17,939	19,335,242
5.00%, 04/01/41	33,834	36,637,103
5.00%, 05/01/41	24,508	26,637,733
5.00%, 06/01/41	7,608	8,238,332
5.00%, 08/01/41	8,411	9,142,396
5.00%, 12/01/41(b)	44,575	47,911,160
5.08%, 12/01/38(a)	10,127	10,827,972
5.50%, 01/01/24	14,419	15,615,494
5.50%, 12/01/26(b)	20,017	21,659,020
5.50%, 02/01/30	7,446	8,085,831
5.50%, 05/01/33	11,213	12,239,319
5.50%, 11/01/33	20,952	22,870,648
5.50%, 09/01/34	15,087	16,463,581
5.50%, 04/01/36	22,183	24,179,839
5.50%, 05/01/37	25,438	27,655,980
5.50%, 08/01/37	30,628	33,384,257
5.50%, 03/01/38	33,852	36,944,623
5.50%, 06/01/38	11,448	12,442,740
5.50%, 11/01/38	16,361	17,894,442
5.50%, 12/01/41(b)	39,588	42,977,722
6.00%, 01/01/25	12,675	13,759,054
6.00%, 03/01/34	12,931	14,203,933
6.00%, 05/01/34	1,830	2,046,020
6.00%, 08/01/34	4,464	4,944,629
6.00%, 11/01/34	1,571	1,738,454
6.00%, 06/01/36	10,563	11,635,750
6.00%, 09/01/36	26,987	29,661,003
6.00%, 08/01/37	26,314	28,880,629
6.00%, 03/01/38	7,250	8,021,565
6.00%, 05/01/38	21,314	23,489,377
6.00%, 09/01/38	9,295	10,198,553
6.00%, 06/01/39	40,695	45,032,953
6.00%, 10/01/39	3,752	4,151,328
6.00%, 12/01/41(b)	27,075	29,676,738
6.50%, 08/01/36	670	747,496
6.50%, 09/01/36	3,812	4,255,438
6.50%, 10/01/36	617	688,700
6.50%, 12/01/36	591	659,763
6.50%, 07/01/37	927	1,035,482
6.50%, 08/01/37	28,239	31,421,227
6.50%, 10/01/37	1,867	2,084,020
6.50%, 11/01/37	507	563,775
6.50%, 12/01/37	14,074	15,770,842
6.50%, 06/01/38	548	609,079
6.50%, 10/01/39	32,000	35,605,714
7.00%, 04/01/37	8,443	9,588,360
Government National Mortgage Association
3.50%, 12/01/41(b)	9,000	9,333,281
4.00%, 09/20/40	20,726	22,086,563
4.00%, 01/20/41	9,685	10,321,293
4.00%, 02/15/41	23,362	24,958,495
4.00%, 07/15/41	14,759	15,767,042

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS MBS BOND FUND

November 30, 2011

4.00%, 09/20/41	14,950	15,931,975
4.00%, 12/01/41(b)	45,103	48,098,121
4.50%, 03/15/39	18,577	20,256,561
4.50%, 04/15/39	5,724	6,241,736
4.50%, 08/15/39	17,030	18,569,259
4.50%, 11/20/39	6,997	7,607,433
4.50%, 01/20/40	7,316	7,953,826
4.50%, 06/15/40	28,560	31,136,727
4.50%, 08/20/40	12,772	13,885,108
4.50%, 09/15/40	18,479	20,108,540
4.50%, 10/20/40	28,677	31,176,856
4.50%, 04/20/41	33,344	36,250,336
4.50%, 06/20/41	42,589	46,301,067
4.50%, 09/20/41	19,984	21,725,848
4.50%, 12/01/41(b)	39,109	42,500,484
5.00%, 05/20/33	2,098	2,331,777
5.00%, 07/20/35	11,102	12,309,210
5.00%, 01/15/39	26,420	29,118,020
5.00%, 07/15/39	29,093	32,062,513
5.00%, 10/20/39	14,877	16,425,813
5.00%, 05/15/40	11,427	12,593,607
5.00%, 07/20/40	49,926	55,090,843
5.00%, 08/20/40	13,910	15,349,094
5.00%, 12/01/41(b)	26,317	28,969,260
5.50%, 11/20/34	10,758	12,007,530
5.50%, 03/15/36	8,434	9,479,522
5.50%, 03/20/36	2,968	3,330,585
5.50%, 07/20/36	4,928	5,526,333
5.50%, 03/20/39	10,644	11,889,507
5.50%, 12/15/39	3,808	4,260,632
5.50%, 01/15/40	22,851	25,560,797
5.50%, 12/01/41(b)	20,132	22,497,510
6.00%, 03/15/37	19,234	21,732,180
6.00%, 12/15/38	9,307	10,488,812
6.00%, 11/15/39	4,695	5,292,359
6.00%, 12/01/41(b)	6,207	6,984,815
6.50%, 10/20/38	11,021	12,444,975

		3,810,384,425

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $3,758,865,477)		3,810,384,425

Security	Shares	Value

SHORT-TERM INVESTMENTS—19.11%

MONEY MARKET FUNDS—19.11%
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%(c)(d)	733,109,041	733,109,041

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS MBS BOND FUND

November 30, 2011

BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	100,000	100,000

		733,209,041

TOTAL SHORT-TERM INVESTMENTS
(Cost: $733,209,041)		733,209,041

TOTAL INVESTMENTS IN SECURITIES—118.39%
(Cost: $4,492,074,518)		4,543,593,466
Other Assets, Less Liabilities—(18.39)%		(705,685,883)

NET ASSETS—100.00%		$3,837,907,583

(a)	Variable rate security. Rate shown is as of report date.
(b)	To-be-announced (TBA). See Note 1.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS SHORT TREASURY BOND FUND

November 30, 2011

Security	Principal (000s)	Value

U.S. GOVERNMENT OBLIGATIONS—99.47%
U.S. Treasury Notes
0.38%, 09/30/12	$552,304	$553,425,729
0.50%, 11/30/12	175,000	175,601,650
0.63%, 06/30/12	46,647	46,791,254
0.75%, 05/31/12	416,370	417,752,348
0.88%, 01/31/12	831,894	833,063,643
0.88%, 02/29/12	275,804	276,374,914
1.00%, 12/31/11	250,646	250,841,755
4.88%, 06/30/12	310,000	318,609,630

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $2,871,894,981)		2,872,460,923

Security	Shares	Value

SHORT-TERM INVESTMENTS—8.80%

MONEY MARKET FUNDS—8.80%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(a)(b)	254,153,166	254,153,166

		254,153,166

TOTAL SHORT-TERM INVESTMENTS
(Cost: $254,153,166)		254,153,166

TOTAL INVESTMENTS IN SECURITIES—108.27%
(Cost: $3,126,048,147)		3,126,614,089
Other Assets, Less Liabilities—(8.27)%		(238,771,242)

NET ASSETS—100.00%		$2,887,842,847

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

November 30, 2011

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES—97.33%

ADVERTISING—0.20%
Affinion Group Inc.
7.88%, 12/15/18	$11,250	$9,328,125
Lamar Media Corp.
7.88%, 04/15/18(a)	9,450	9,804,375

		19,132,500
AEROSPACE & DEFENSE—0.79%
BE Aerospace Inc.
6.88%, 10/01/20(a)	20,950	22,364,125
8.50%, 07/01/18	14,000	15,038,334
TransDigm Inc.
7.75%, 12/15/18	39,009	40,049,241

		77,451,700
AIRLINES—0.41%
American Airlines Inc.
7.50%, 03/15/16(a)(b)	22,000	16,775,000
Continental Airlines Inc.
6.75%, 09/15/15(b)	22,800	22,458,000
Delta Air Lines Inc.
9.50%, 09/15/14(a)(b)	647	659,940

		39,892,940
APPAREL—0.39%
Hanesbrands Inc.
6.38%, 12/15/20	28,070	27,707,428
8.00%, 12/15/16(a)	9,413	10,118,975

		37,826,403
AUTO MANUFACTURERS—0.87%
Chrysler Group LLC/CG Co-Issuer Inc.
8.00%, 06/15/19(a)(b)	36,000	30,629,999
8.25%, 06/15/21(a)(b)	48,950	41,321,960
Navistar International Corp.
8.25%, 11/01/21	12,955	13,510,769

		85,462,728
AUTO PARTS & EQUIPMENT—1.44%
Allison Transmission Inc.
7.13%, 05/15/19(a)(b)	10,000	9,400,000
11.00%, 11/01/15(b)	9,396	9,783,585
Delphi Corp.
5.88%, 05/15/19(a)(b)	13,500	13,567,500
6.13%, 05/15/21(a)(b)	20,600	20,600,000
Goodyear Tire & Rubber Co. (The)
8.25%, 08/15/20(a)	28,925	30,564,084
10.50%, 05/15/16(a)	14,383	15,749,385
Tomkins LLC/Tomkins Inc.
9.00%, 10/01/18(a)	26,994	28,508,364

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

November 30, 2011

TRW Automotive Inc.
7.25%, 03/15/17(b)	12,220	12,800,450

		140,973,368
BANKS—5.16%
Ally Financial Inc.
6.25%, 12/01/17	44,650	40,998,269
6.75%, 12/01/14	4,850	4,726,729
7.50%, 09/15/20(a)	36,950	35,625,960
8.00%, 12/31/18	10,075	9,313,078
8.00%, 03/15/20(a)	52,700	51,928,319
8.30%, 02/12/15(a)	56,600	57,145,788
CIT Group Inc.
7.00%, 05/01/15(a)	48,500	48,136,250
7.00%, 05/04/15(a)(b)	17,550	17,425,688
7.00%, 05/01/16	72,500	71,412,500
7.00%, 05/02/16(b)	20,500	19,970,417
7.00%, 05/01/17	93,450	92,281,875
7.00%, 05/02/17(b)	42,675	41,394,750
Regions Bank
7.50%, 05/15/18	16,000	15,562,293

		505,921,916
BEVERAGES—0.34%
Constellation Brands Inc.
7.25%, 09/01/16	3,931	4,304,445
7.25%, 05/15/17	14,479	15,791,159
8.38%, 12/15/14	12,250	13,597,500

		33,693,104
BUILDING MATERIALS—0.64%
Building Materials Corp. of America
6.75%, 05/01/21(b)	26,800	26,800,000
6.88%, 08/15/18(a)(b)	10,900	11,118,000
Hanson Ltd.
6.13%, 08/15/16	8,580	8,580,000
USG Corp.
6.30%, 11/15/16	9,670	7,300,850
9.75%, 01/15/18(a)	10,985	8,939,044

		62,737,894
CHEMICALS—2.27%
Celanese U.S. Holdings LLC
5.88%, 06/15/21	8,650	8,758,125
6.63%, 10/15/18	15,950	16,528,187
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC
8.88%, 02/01/18	25,650	22,999,501
9.00%, 11/15/20	12,150	9,335,249
Huntsman International LLC
5.50%, 06/30/16(a)	14,700	14,075,250
8.63%, 03/15/21(a)	18,200	18,302,375
Ineos Finance PLC
9.00%, 05/15/15(b)	13,500	13,365,000
Lyondell Chemical Co.
8.00%, 11/01/17	12,512	13,585,946
11.00%, 05/01/18	40,776	43,911,072
LyondellBasell Industries NV
6.00%, 11/15/21(a)(b)	20,300	20,600,753

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

November 30, 2011

Momentive Performance Materials Inc.
9.00%, 01/15/21	14,458	10,349,518
Nalco Co.
6.63%, 01/15/19(b)	11,250	12,571,875
8.25%, 05/15/17	16,340	18,259,950

		222,642,801
COAL—2.69%
Alpha Natural Resources Inc.
6.00%, 06/01/19(a)	25,700	24,350,750
6.25%, 06/01/21(a)	14,300	13,585,000
Arch Coal Inc.
7.00%, 06/15/19(a)(b)	24,950	24,201,500
7.25%, 10/01/20	11,600	11,390,890
7.25%, 06/15/21(b)	27,500	26,915,625
8.75%, 08/01/16(a)	14,000	15,341,666
Consol Energy Inc.
8.00%, 04/01/17	40,200	43,047,499
8.25%, 04/01/20(a)	31,450	33,808,750
Peabody Energy Corp.
6.00%, 11/15/18(b)	27,700	27,630,750
6.25%, 11/15/21(b)	17,578	17,534,055
6.50%, 09/15/20	16,600	16,959,667
7.38%, 11/01/16	8,296	8,980,420

		263,746,572
COMMERCIAL SERVICES—2.93%
ARAMARK Corp.
8.50%, 02/01/15(a)	33,710	34,594,887
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
8.25%, 01/15/19	19,300	18,560,167
9.63%, 03/15/18	9,650	9,710,313
Ceridian Corp.
11.25%, 11/15/15	17,800	13,617,000
Hertz Corp. (The)
6.75%, 04/15/19	32,250	31,040,625
7.38%, 01/15/21	5,400	5,285,250
7.50%, 10/15/18	20,625	20,607,813
Iron Mountain Inc.
7.75%, 10/01/19(a)	11,550	11,925,375
8.38%, 08/15/21(a)	16,300	17,074,250
R.R. Donnelley & Sons Co.
6.13%, 01/15/17(a)	12,780	11,885,400
7.25%, 05/15/18(a)	13,600	12,750,000
7.63%, 06/15/20(a)	11,000	10,450,000
RSC Equipment Rental Inc.
8.25%, 02/01/21(a)	16,800	15,792,000
9.50%, 12/01/14	11,882	12,080,034
10.00%, 07/15/17(b)	9,350	10,168,125
United Rentals (North America) Inc.
8.38%, 09/15/20(a)	18,900	18,569,250
9.25%, 12/15/19	12,760	13,780,800
10.88%, 06/15/16	17,200	19,034,667

		286,925,956
COMPUTERS—1.13%
Seagate HDD Cayman
6.88%, 05/01/20	14,250	14,392,500
7.00%, 11/01/21(a)(b)	15,800	15,958,000
7.75%, 12/15/18(b)	25,250	26,196,875

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

November 30, 2011

SunGard Data Systems Inc.
7.38%, 11/15/18(a)	22,125	21,876,094
7.63%, 11/15/20(a)	18,700	18,481,832
10.63%, 05/15/15	13,100	13,820,500

		110,725,801
DISTRIBUTION & WHOLESALE—0.25%
McJunkin Red Man Corp.
9.50%, 12/15/16(a)	25,450	24,919,793

		24,919,793
DIVERSIFIED FINANCIAL SERVICES—4.85%
CNH Capital LLC
6.25%, 11/01/16(b)	6,750	6,800,625
E*Trade Financial Corp.
6.75%, 06/01/16	12,600	12,316,500
Ford Motor Credit Co. LLC
5.00%, 05/15/18(a)	33,500	33,018,437
5.63%, 09/15/15	25,050	25,747,820
5.75%, 02/01/21	46,850	48,138,375
5.88%, 08/02/21(a)	10,000	10,262,500
6.63%, 08/15/17	30,500	32,694,911
7.00%, 04/15/15	34,800	37,127,250
8.00%, 12/15/16	31,350	35,347,125
8.13%, 01/15/20	22,400	26,320,000
8.70%, 10/01/14	14,150	15,468,455
12.00%, 05/15/15	21,500	26,158,334
Nuveen Investments Inc.
10.50%, 11/15/15(a)	17,500	16,741,667
Petroplus Finance Ltd.
7.00%, 05/01/17(a)(b)	13,215	7,796,850
9.38%, 09/15/19(a)(b)	12,250	7,595,000
Pinnacle Foods Finance LLC
8.25%, 09/01/17	8,000	8,173,334
9.25%, 04/01/15(a)	19,650	20,108,499
Residential Capital LLC
8.50%, 04/17/13	2,775	2,136,750
9.63%, 05/15/15	52,875	32,088,516
Springleaf Finance Corp.
6.90%, 12/15/17	75,100	49,566,000
UPCB Finance III Ltd.
6.63%, 07/01/20(b)	22,500	21,487,500

		475,094,448
ELECTRIC—7.43%
AES Corp. (The)
7.38%, 07/01/21(a)(b)	22,800	23,655,000
7.75%, 10/15/15(a)	13,450	14,283,331
8.00%, 10/15/17	47,991	51,470,347
8.00%, 06/01/20(a)	10,700	11,509,188
9.75%, 04/15/16(a)	10,000	11,200,000
Calpine Construction Finance Co. LP
8.00%, 06/01/16(b)	18,550	19,585,708
Calpine Corp.
7.25%, 10/15/17(a)(b)	32,275	32,517,063
7.50%, 02/15/21(a)(b)	48,900	49,694,625
7.88%, 07/31/20(b)	39,000	40,413,750
7.88%, 01/15/23(b)	43,050	44,305,626
Edison Mission Energy
7.00%, 05/15/17	27,783	17,433,833

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

November 30, 2011

7.20%, 05/15/19(a)	22,400	12,992,000
7.75%, 06/15/16(a)	6,100	4,216,625
Energy Future Holdings Corp.
10.00%, 01/15/20	32,400	32,764,500
Energy Future Intermediate Holding Co. LLC/EFIH Finance Inc.
10.00%, 12/01/20	51,342	52,882,260
GenOn Energy Inc.
9.50%, 10/15/18(a)	18,000	18,000,000
9.88%, 10/15/20(a)	13,000	12,918,750
Intergen NV
9.00%, 06/30/17(b)	30,470	31,536,450
NRG Energy Inc.
7.38%, 01/15/17(a)	22,850	23,740,197
7.63%, 01/15/18	39,200	37,632,000
7.63%, 05/15/19(b)	26,000	24,726,000
7.88%, 05/15/21(b)	22,800	21,660,000
8.25%, 09/01/20	31,815	30,966,599
8.50%, 06/15/19(a)	17,155	17,058,503
Puget Energy Inc.
6.50%, 12/15/20	14,000	14,515,480
RRI Energy Inc.
7.88%, 06/15/17(a)	20,050	19,218,420
Texas Competitive Electric Holdings Co. LLC/TCEH Finance Inc.
11.50%, 10/01/20(a)(b)	50,300	41,539,415
15.00%, 04/01/21(a)	26,560	15,604,000

		728,039,670
ELECTRONICS—0.65%
NXP BV/NXP Funding LLC
9.50%, 10/15/15(a)	17,225	17,967,828
9.75%, 08/01/18(a)(b)	28,600	30,905,875
Sanmina-SCI Corp.
7.00%, 05/15/19(a)(b)	15,750	14,824,688

		63,698,391
ENTERTAINMENT—0.95%
AMC Entertainment Inc.
8.75%, 06/01/19	13,839	13,977,390
9.75%, 12/01/20(a)	18,700	17,204,000
Pinnacle Entertainment Inc.
8.63%, 08/01/17	10,500	10,979,062
WMG Acquisition Corp.
9.50%, 06/15/16	28,020	29,444,349
11.50%, 10/01/18(b)	22,100	21,676,416

		93,281,217
FOOD—0.94%
Blue Merger Sub Inc.
7.63%, 02/15/19(a)(b)	37,110	33,089,751
Dean Foods Co.
9.75%, 12/15/18(a)	10,000	10,500,000
Smithfield Foods Inc.
7.75%, 07/01/17(a)	11,230	12,105,940
10.00%, 07/15/14	1,875	2,146,875
SUPERVALU Inc.
7.50%, 11/15/14(a)	7,300	7,377,563
8.00%, 05/01/16(a)	27,320	27,387,986

		92,608,115

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

November 30, 2011

GAS—0.41%
Sabine Pass LNG LP
7.50%, 11/30/16	40,710	40,379,231

		40,379,231
HEALTH CARE - PRODUCTS—1.24%
Alere Inc.
8.63%, 10/01/18	9,275	8,904,000
9.00%, 05/15/16	13,905	13,696,425
Biomet Inc.
10.00%, 10/15/17	20,300	21,737,916
11.63%, 10/15/17	26,241	28,143,472
DJO Finance LLC/DJO Finance Corp.
10.88%, 11/15/14	8,100	7,593,750
Kinetic Concepts Inc./KCI USA Inc.
10.50%, 11/01/18(b)	43,150	41,531,875

		121,607,438
HEALTH CARE - SERVICES—5.60%
Apria Healthcare Group Inc.
11.25%, 11/01/14(a)	11,450	11,221,000
Community Health Systems Inc.
8.00%, 11/15/19(a)(b)	15,000	14,334,210
8.88%, 07/15/15(a)	45,931	47,050,568
DaVita Inc.
6.38%, 11/01/18	16,850	16,625,334
6.63%, 11/01/20	23,150	22,648,416
Fresenius Medical Care US Finance Inc.
5.75%, 02/15/21(b)	7,000	6,790,000
6.50%, 09/15/18(b)	6,990	7,435,543
6.88%, 07/15/17	17,000	17,839,375
HCA Holdings Inc.
7.75%, 05/15/21(a)	33,000	32,230,011
HCA Inc.
6.50%, 02/15/20	66,950	66,280,500
7.25%, 09/15/20	48,750	49,976,428
7.50%, 02/15/22	35,075	34,402,728
7.88%, 02/15/20	38,400	40,392,000
8.00%, 10/01/18(a)	17,250	17,595,000
8.50%, 04/15/19	37,000	39,867,500
Health Management Associates Inc.
7.38%, 01/15/20(b)	14,148	14,254,110
Tenet Healthcare Corp.
6.25%, 11/01/18(a)(b)	12,100	11,948,750
8.00%, 08/01/20(a)	20,900	20,273,000
8.88%, 07/01/19	21,150	23,000,625
9.25%, 02/01/15(a)	3,850	3,979,938
10.00%, 05/01/18	17,641	19,787,322
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II Inc.
8.00%, 02/01/18(a)	32,750	30,846,406

		548,778,764
HOLDING COMPANIES - DIVERSIFIED—0.50%
Leucadia National Corp.
7.13%, 03/15/17(a)	10,220	10,258,325

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

November 30, 2011

8.13%, 09/15/15	9,875	10,418,125
Offshore Group Investments Ltd.
11.50%, 08/01/15	27,000	28,923,750

		49,600,200
HOME BUILDERS—0.49%
K. Hovnanian Enterprises Inc.
10.63%, 10/15/16(a)	17,750	14,200,000
Lennar Corp.
12.25%, 06/01/17	9,205	10,976,962
Standard Pacific Corp.
8.38%, 05/15/18	15,800	14,654,500
8.38%, 01/15/21(a)	9,400	8,601,000

		48,432,462
HOUSEHOLD PRODUCTS & WARES—2.57%
Jarden Corp.
7.50%, 05/01/17(a)	14,470	15,386,433
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
6.88%, 02/15/21(b)	26,250	24,904,687
7.13%, 04/15/19(b)	33,940	33,091,500
7.88%, 08/15/19(a)(b)	38,900	39,045,875
8.25%, 02/15/21(b)	21,000	17,622,501
8.75%, 10/15/16(b)	32,450	33,423,500
9.00%, 04/15/19(a)(b)	44,375	39,715,625
9.25%, 05/15/18(b)	18,150	16,391,719
9.88%, 08/15/19(b)	34,000	31,067,500
Spectrum Brands Holdings Inc.
9.50%, 06/15/18	1,000	1,081,500

		251,730,840
INTERNET—0.42%
Equinix Inc.
7.00%, 07/15/21	21,550	22,024,100
8.13%, 03/01/18	17,900	19,153,000

		41,177,100
IRON & STEEL—0.62%
Steel Dynamics Inc.
6.75%, 04/01/15	10,820	10,973,284
7.75%, 04/15/16(a)	11,425	11,815,354
United States Steel Corp.
6.05%, 06/01/17(a)	9,600	8,868,000
7.00%, 02/01/18(a)	13,400	12,797,000
7.38%, 04/01/20(a)	16,800	15,960,000

		60,413,638
LODGING—3.10%
Caesars Entertainment Operating Co. Inc.
12.75%, 04/15/18	26,925	19,924,500
CityCenter Holdings LLC/CityCenter Finance Corp.
7.63%, 01/15/16(b)	23,300	23,329,125
Harrah’s Operating Co. Inc.
10.00%, 12/15/18(a)	20,692	12,699,715
10.00%, 12/15/18(a)	77,775	49,276,018
10.75%, 02/01/16(a)	11,200	7,186,667
11.25%, 06/01/17(a)	52,350	54,406,920
MGM Resorts International

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

November 30, 2011

7.50%, 06/01/16(a)	20,750	19,647,656
7.63%, 01/15/17(a)	17,000	15,980,000
9.00%, 03/15/20(a)	25,350	27,403,350
10.00%, 11/01/16(a)	17,300	17,905,500
11.13%, 11/15/17(a)	18,650	20,888,000
11.38%, 03/01/18(a)	11,000	11,843,334
Starwood Hotels & Resorts Worldwide Inc.
6.75%, 05/15/18	7,750	8,670,313
7.88%, 10/15/14	7,700	8,566,250
Wynn Las Vegas LLC
7.75%, 08/15/20	5,650	6,087,875

		303,815,223
MACHINERY—0.89%
Case New Holland Inc.
7.88%, 12/01/17	38,900	42,401,000
Manitowoc Co. Inc. (The)
8.50%, 11/01/20(a)	17,675	17,763,375
9.50%, 02/15/18(a)	8,900	9,174,416
Terex Corp.
8.00%, 11/15/17(a)	18,419	17,831,895

		87,170,686
MANUFACTURING—1.09%
Bombardier Inc.
7.50%, 03/15/18(a)(b)	17,400	18,531,000
7.75%, 03/15/20(a)(b)	24,000	25,800,000
Eastman Kodak Co.
9.75%, 03/01/18(b)	10,000	7,175,000
RBS Global Inc./Rexnord LLC
8.50%, 05/01/18	29,700	30,368,250
SPX Corp.
6.88%, 09/01/17	15,550	16,301,583
7.63%, 12/15/14	8,250	8,868,750

		107,044,583
MEDIA—8.00%
Cablevision Systems Corp.
7.75%, 04/15/18	19,750	19,922,813
8.00%, 04/15/20	6,200	6,286,800
8.63%, 09/15/17	27,050	28,172,575
CCH II LLC/CCH II Capital Corp.
13.50%, 11/30/16	40,325	46,071,312
CCO Holdings LLC/CCO Holdings Capital Corp.
6.50%, 04/30/21	36,100	34,791,375
7.00%, 01/15/19(a)	40,625	40,895,835
7.25%, 10/30/17	24,800	25,296,000
7.38%, 06/01/20	3,650	3,650,000
7.88%, 04/30/18	21,050	21,865,688
8.13%, 04/30/20	15,000	15,768,750
Cequel Communications Holdings I LLC/Cequel Capital Corp.
8.63%, 11/15/17(b)	48,400	49,932,668
Clear Channel Communications Inc.
9.00%, 03/01/21	46,700	38,410,750
10.75%, 08/01/16(a)	16,350	10,292,325
Clear Channel Worldwide Holdings Inc.
9.25%, 12/15/17(a)	8,900	9,300,500
Clear Channel Worldwide Holdings Inc. Series B
9.25%, 12/15/17	53,825	56,247,125
CSC Holdings LLC

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

November 30, 2011

6.75%, 11/15/21(b)	16,750	16,833,750
8.63%, 02/15/19(a)	22,550	25,171,437
DISH DBS Corp.
6.75%, 06/01/21	48,950	47,665,062
7.13%, 02/01/16	24,684	25,424,520
7.75%, 05/31/15	20,500	21,678,750
7.88%, 09/01/19	42,500	44,848,125
McClatchy Co. (The)
11.50%, 02/15/17	20,500	19,065,000
Nielsen Finance LLC/Nielsen Finance Co.
7.75%, 10/15/18(a)	31,100	32,966,000
Quebecor Media Inc.
7.75%, 03/15/16	886	899,290
7.75%, 03/15/16(a)	18,400	18,691,333
Sirius XM Radio Inc.
8.75%, 04/01/15(b)	17,650	18,885,500
Unitymedia Hessen GmbH & Co. KG
8.13%, 12/01/17(a)(b)	21,350	21,883,750
Univision Communications Inc.
6.88%, 05/15/19(a)(b)	15,600	14,410,500
7.88%, 11/01/20(b)	17,000	16,065,000
8.50%, 05/15/21(a)(b)	24,900	20,791,500
Videotron Ltee
9.13%, 04/15/18	9,500	10,426,250
XM Satellite Radio Inc.
7.63%, 11/01/18(b)	20,850	21,406,001

		784,016,284
MINING—1.17%
Novelis Inc.
7.25%, 02/15/15	22,693	22,352,605
8.38%, 12/15/17	23,850	24,744,375
8.75%, 12/15/20	23,000	24,207,500
Vulcan Materials Co.
6.50%, 12/01/16(a)	23,000	22,156,666
7.00%, 06/15/18	8,800	8,360,000
7.50%, 06/15/21(a)	12,750	12,455,156

		114,276,302
OFFICE & BUSINESS EQUIPMENT—0.63%
CDW LLC/CDW Finance Corp.
8.25%, 12/15/18(a)(b)	15,362	15,862,033
8.50%, 04/01/19(b)	30,800	29,106,000
11.00%, 10/12/15	1,324	1,324,000
12.54%, 10/12/17	16,000	15,900,000

		62,192,033
OIL & GAS—7.48%
ATP Oil & Gas Corp.
11.88%, 05/01/15(a)	36,700	24,160,832
Chaparral Energy Inc.
8.25%, 09/01/21	13,150	13,018,500
Chesapeake Energy Corp.
6.13%, 02/15/21(a)	20,000	20,016,666
6.50%, 08/15/17(a)	1,550	1,619,750
6.63%, 08/15/20	32,900	34,092,625
6.88%, 08/15/18(a)	17,250	18,069,375
7.25%, 12/15/18(a)	14,200	15,395,167
9.50%, 02/15/15	29,381	32,906,720
Concho Resources Inc.

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

November 30, 2011

6.50%, 01/15/22	12,000	12,220,000
7.00%, 01/15/21	17,340	18,033,600
Denbury Resources Inc.
6.38%, 08/15/21	4,000	4,053,333
8.25%, 02/15/20	34,130	36,945,725
9.75%, 03/01/16	9,000	9,900,000
Energy XXI Gulf Coast Inc.
9.25%, 12/15/17	18,950	19,360,584
Forest Oil Corp.
7.25%, 06/15/19(a)	27,905	27,730,594
Linn Energy LLC/Linn Energy Finance Corp.
6.50%, 05/15/19(b)	23,250	22,102,031
7.75%, 02/01/21	25,550	25,294,500
8.63%, 04/15/20	30,725	32,107,625
Newfield Exploration Co.
6.88%, 02/01/20(a)	14,225	14,900,688
7.13%, 05/15/18	17,376	18,201,360
Petrohawk Energy Corp.
6.25%, 06/01/19	12,900	14,125,500
7.25%, 08/15/18	20,050	22,456,000
7.88%, 06/01/15	17,736	18,888,840
Pioneer Natural Resources Co.
6.65%, 03/15/17	8,069	8,956,590
7.50%, 01/15/20	9,325	10,863,625
Plains Exploration & Production Co.
6.63%, 05/01/21	13,300	13,311,083
6.75%, 02/01/22	14,500	14,790,000
7.00%, 03/15/17(a)	19,370	20,181,119
7.63%, 06/01/18	7,975	8,373,750
7.75%, 06/15/15	11,650	12,123,281
8.63%, 10/15/19	10,100	10,992,166
10.00%, 03/01/16	12,150	13,699,125
Precision Drilling Corp.
6.50%, 12/15/21(b)	13,450	13,416,375
6.63%, 11/15/20	16,250	16,277,084
Quicksilver Resources Inc.
8.25%, 08/01/15(a)	12,700	13,081,000
11.75%, 01/01/16	13,350	15,085,500
Range Resources Corp.
5.75%, 06/01/21	6,000	6,397,500
6.75%, 08/01/20	14,000	15,306,666
SandRidge Energy Inc.
7.50%, 03/15/21	20,050	18,270,563
8.00%, 06/01/18(a)(b)	21,525	20,610,187
8.75%, 01/15/20(a)	11,500	11,298,750
Tesoro Corp.
6.50%, 06/01/17	14,725	14,964,281
6.63%, 11/01/15(a)	3,619	3,655,190
WPX Energy Inc.
5.25%, 01/15/17(b)	8,000	7,860,000
6.00%, 01/15/22(b)	7,750	7,571,750

		732,685,600
OIL & GAS SERVICES—0.63%
CGGVeritas
6.50%, 06/01/21(b)	16,000	15,146,667
7.75%, 05/15/17	12,695	12,504,575
Expro Finance Luxembourg SCA
8.50%, 12/15/16(a)(b)	34,500	29,670,000
SESI LLC
7.13%, 12/15/21(b)	4,650	4,731,375

		62,052,617

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

November 30, 2011

PACKAGING & CONTAINERS—1.10%
Ardagh Packaging Finance PLC
9.13%, 10/15/20(b)	12,276	12,091,860
Ball Corp.
5.75%, 05/15/21(a)	11,000	11,201,666
6.75%, 09/15/20	11,400	12,141,000
Berry Plastics Corp.
9.50%, 05/15/18(a)	11,600	11,136,000
9.75%, 01/15/21(a)	26,650	25,367,469
Crown Americas LLC/Crown Americas Capital Corp. II
7.63%, 05/15/17	4,500	4,893,750
Crown Americas LLC/Crown Americas Capital Corp. III
6.25%, 02/01/21	19,950	20,497,561
Sealed Air Corp.
8.13%, 09/15/19(a)(b)	7,150	7,575,425
8.38%, 09/15/21(a)(b)	2,950	3,139,292

		108,044,023
PHARMACEUTICALS—2.45%
Elan Finance PLC
8.75%, 10/15/16	7,200	7,668,000
Endo Pharmaceuticals Holdings Inc.
7.00%, 07/15/19(b)	20,000	20,550,000
7.00%, 12/15/20(b)	9,750	10,010,000
7.25%, 01/15/22(b)	4,750	4,886,563
Grifols Inc.
8.25%, 02/01/18(b)	26,235	26,890,875
Mylan Inc.
6.00%, 11/15/18(b)	17,500	17,521,875
7.63%, 07/15/17(b)	16,100	17,166,625
7.88%, 07/15/20(b)	26,650	28,515,500
Valeant Pharmaceuticals International Inc.
6.50%, 07/15/16(b)	24,100	23,437,250
6.75%, 10/01/17(b)	11,000	10,608,125
6.88%, 12/01/18(a)(b)	22,750	21,925,313
7.00%, 10/01/20(a)(b)	34,725	32,858,531
7.25%, 07/15/22(b)	19,650	18,323,625

		240,362,282
PIPELINES—2.13%
El Paso Corp.
7.00%, 06/15/17	18,690	20,302,012
7.25%, 06/01/18	9,150	9,950,625
8.25%, 02/15/16(a)	3,800	4,332,000
Energy Transfer Equity LP
7.50%, 10/15/20	43,650	45,192,299
Kinder Morgan Finance Co. LLC
6.00%, 01/15/18(a)(b)	24,500	24,745,000
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
6.25%, 06/15/22	7,275	7,365,938
6.50%, 08/15/21	10,000	10,133,333
6.75%, 11/01/20(a)	16,600	17,066,875
NGPL PipeCo LLC
7.12%, 12/15/17(a)(b)	32,000	33,200,000
Regency Energy Partners LP/Regency Energy Finance Corp.
6.88%, 12/01/18	23,250	24,238,899
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.88%, 02/01/21(a)(b)	12,400	12,288,400

		208,815,381

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

November 30, 2011

REAL ESTATE—0.15%
Realogy Corp.
11.50%, 04/15/17(a)	11,925	9,043,125
13.38%, 04/15/18(a)(c)	6,526	5,220,800

		14,263,925
REAL ESTATE INVESTMENT TRUSTS—0.57%
Felcor Lodging LP
6.75%, 06/01/19	11,800	10,944,500
Host Hotels & Resorts LP
5.88%, 06/15/19(a)(b)	9,900	9,943,312
6.00%, 11/01/20(a)	11,500	11,591,042
6.75%, 06/01/16(a)	9,400	9,670,250
6.88%, 11/01/14	6,000	6,099,000
9.00%, 05/15/17(a)	7,050	7,699,922

		55,948,026
RETAIL—3.21%
Burger King Corp.
9.88%, 10/15/18(a)	20,750	22,513,750
Claire’s Stores Inc.
8.88%, 03/15/19(a)	11,900	8,657,250
Inergy LP/Inergy Finance Corp.
6.88%, 08/01/21(a)	18,600	17,577,000
7.00%, 10/01/18	10,250	10,045,000
Limited Brands Inc.
6.63%, 04/01/21	19,900	20,571,625
6.90%, 07/15/17	18,862	19,946,565
7.00%, 05/01/20(a)	12,400	13,206,000
8.50%, 06/15/19	16,050	18,417,375
Michaels Stores Inc.
7.75%, 11/01/18(a)	22,525	21,961,875
Rite Aid Corp.
7.50%, 03/01/17	10,800	10,665,000
8.00%, 08/15/20(a)	17,900	19,323,050
8.63%, 03/01/15(a)	12,600	11,749,500
9.38%, 12/15/15(a)	10,900	10,055,250
9.50%, 06/15/17(a)	24,045	20,708,756
10.38%, 07/15/16	19,700	20,857,375
Sears Holdings Corp.
6.63%, 10/15/18(a)	26,300	20,481,125
Toys R Us Property Co. I LLC
10.75%, 07/15/17	20,725	22,262,105
Toys R Us Property Co. II LLC
8.50%, 12/01/17	24,775	25,229,208

		314,227,809
SAVINGS & LOANS—0.19%
Dolphin Subsidiary II Inc.
6.50%, 10/15/16(b)	9,000	9,315,000
7.25%, 10/15/21(b)	8,650	9,071,688

		18,386,688
SEMICONDUCTORS—1.35%
Advanced Micro Devices Inc.
7.75%, 08/01/20(a)	12,300	12,376,875
8.13%, 12/15/17(a)	16,260	16,544,550
Freescale Semiconductor Inc.

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

November 30, 2011

8.05%, 02/01/20(a)	18,950	17,133,959
8.88%, 12/15/14(a)	2,672	2,725,440
9.25%, 04/15/18(a)(b)	39,850	41,444,000
10.13%, 12/15/16(a)	17,250	17,810,625
10.13%, 03/15/18(a)(b)	12,209	12,961,889
10.75%, 08/01/20	10,880	11,152,000

		132,149,338
SHIPBUILDING—0.33%
Huntington Ingalls Industries Inc.
6.88%, 03/15/18(a)(b)	19,925	19,277,438
7.13%, 03/15/21(a)(b)	13,170	12,840,750

		32,118,188
SOFTWARE—2.54%
Fidelity National Information Services Inc.
7.63%, 07/15/17	18,200	19,360,250
7.88%, 07/15/20	10,900	11,581,250
First Data Corp.
7.38%, 06/15/19(a)(b)	21,950	20,450,084
8.25%, 01/15/21(a)(b)	56,842	48,789,381
8.88%, 08/15/20(a)(b)	10,000	10,050,000
9.88%, 09/24/15(a)	12,331	11,151,848
9.88%, 09/24/15	1,157	1,044,193
10.55%, 09/24/15	19,000	17,195,000
11.25%, 03/31/16(a)	56,275	44,260,287
12.63%, 01/15/21(a)(b)	78,267	64,700,723

		248,583,016
TELECOMMUNICATIONS—13.65%
Avaya Inc.
7.00%, 04/01/19(b)	24,800	22,072,000
9.75%, 11/01/15	21,300	16,525,249
Cincinnati Bell Inc.
8.25%, 10/15/17	15,250	14,830,625
8.38%, 10/15/20(a)	22,000	21,376,667
8.75%, 03/15/18(a)	15,550	13,995,000
Clearwire Communications LLC/Clearwire Finance Inc.
12.00%, 12/01/15(a)(b)	72,450	59,596,835
12.00%, 12/01/17(a)(b)	10,250	5,287,291
CommScope Inc.
8.25%, 01/15/19(a)(b)	37,800	36,477,000
Cricket Communications Inc.
7.75%, 05/15/16	22,283	22,210,580
7.75%, 10/15/20(a)	36,150	28,151,812
Crown Castle International Corp.
7.13%, 11/01/19(a)	16,750	17,950,417
9.00%, 01/15/15	19,600	21,266,000
Digicel Group Ltd.
8.88%, 01/15/15(b)	21,000	20,593,125
10.50%, 04/15/18(b)	18,000	17,781,429
Digicel Ltd.
8.25%, 09/01/17(a)(b)	20,050	19,770,732
EH Holding Corp.
6.50%, 06/15/19(a)(b)	27,350	26,734,625
7.63%, 06/15/21(b)	26,000	25,371,666
Frontier Communications Corp.
7.13%, 03/15/19(a)	11,500	10,508,125
7.88%, 04/15/15	8,800	8,719,333
8.13%, 10/01/18	14,100	13,406,750

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

November 30, 2011

8.25%, 04/15/17(a)	32,210	31,243,700
8.50%, 04/15/20(a)	29,700	28,289,250
8.75%, 04/15/22(a)	12,740	11,911,900
Intelsat (Luxembourg) SA
11.25%, 02/04/17	66,850	61,167,750
Intelsat Jackson Holdings SA
7.25%, 04/01/19(b)	49,700	47,712,000
7.25%, 10/15/20(b)	18,900	18,049,500
7.50%, 04/01/21(b)	30,825	29,514,937
8.50%, 11/01/19(a)	12,000	12,345,000
9.50%, 06/15/16	15,500	16,100,625
11.25%, 06/15/16	30,318	31,480,189
Level 3 Communications Inc.
11.88%, 02/01/19(a)	25,500	26,392,500
Level 3 Escrow Inc.
8.13%, 07/01/19(b)	22,800	21,717,000
Level 3 Financing Inc.
8.75%, 02/15/17(a)	24,950	24,742,084
9.25%, 11/01/14	8,372	8,532,464
9.38%, 04/01/19(a)	18,000	18,270,000
10.00%, 02/01/18(a)	13,700	14,122,416
MetroPCS Wireless Inc.
6.63%, 11/15/20(a)	28,100	24,493,834
7.88%, 09/01/18(a)	26,075	24,820,141
NII Capital Corp.
7.63%, 04/01/21	20,000	20,216,666
8.88%, 12/15/19	12,400	13,113,000
10.00%, 08/15/16(a)	14,960	16,911,034
PAETEC Holding Corp.
8.88%, 06/30/17	15,600	16,614,000
9.88%, 12/01/18(a)	9,500	10,260,000
Sprint Nextel Corp.
6.00%, 12/01/16(a)	8,600	6,804,750
8.38%, 08/15/17(a)	35,650	30,540,168
9.00%, 11/15/18(b)	45,120	45,537,360
11.50%, 11/15/21(a)(b)	21,000	19,876,500
UPCB Finance V Ltd.
7.25%, 11/15/21(b)	7,150	7,042,750
Virgin Media Finance PLC
8.38%, 10/15/19	16,950	18,348,375
Virgin Media Finance PLC Series 1
9.50%, 08/15/16	37,550	40,960,790
West Corp.
7.88%, 01/15/19	22,050	22,077,563
8.63%, 10/01/18(a)	11,100	11,100,000
11.00%, 10/15/16(a)	11,600	12,238,000
Wind Acquisition Finance SA
7.25%, 02/15/18(a)(b)	33,550	28,328,781
11.75%, 07/15/17(b)	52,525	44,580,594
Windstream Corp.
7.00%, 03/15/19(a)	12,000	11,460,000
7.50%, 06/01/22(b)	12,750	12,000,938
7.50%, 04/01/23	16,750	15,682,188
7.75%, 10/15/20	21,200	20,776,000
7.88%, 11/01/17	33,100	34,258,500
8.63%, 08/01/16	4,722	4,910,880

		1,337,169,388
TRANSPORTATION—0.49%
CEVA Group PLC
8.38%, 12/01/17(b)	10,750	9,997,500
11.50%, 04/01/18(b)	16,500	14,685,000

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

November 30, 2011

CHC Helicopter SA
9.25%, 10/15/20(b)	27,000	22,950,000

		47,632,500

TOTAL CORPORATE BONDS & NOTES
(Cost: $9,731,614,848)		9,537,848,882

Security	Shares	Value

SHORT-TERM INVESTMENTS—14.67%

MONEY MARKET FUNDS—14.67%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(d)(e)(f)	1,170,387,105	1,170,387,105
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%(d)(e)(f)	136,425,938	136,425,938
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(d)(e)	130,411,293	130,411,293

		1,437,224,336

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,437,224,336)		1,437,224,336

TOTAL INVESTMENTS IN SECURITIES—112.00%
(Cost: $11,168,839,184)		10,975,073,218
Other Assets, Less Liabilities—(12.00)%		(1,175,880,027)

NET ASSETS—100.00%		$9,799,193,191

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

November 30, 2011

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES—98.46%

AEROSPACE & DEFENSE—1.10%
Boeing Co. (The)
3.50%, 02/15/15(a)	$14,000	$15,038,726
4.88%, 02/15/20	9,000	10,309,275
Lockheed Martin Corp.
3.35%, 09/15/21	17,500	17,140,725
4.25%, 11/15/19	10,000	10,466,800
6.15%, 09/01/36	15,000	17,122,050
United Technologies Corp.
4.50%, 04/15/20(a)	17,100	18,946,732
4.88%, 05/01/15	20,850	23,382,128
5.38%, 12/15/17	5,500	6,479,357
5.70%, 04/15/40	13,200	15,760,932
6.13%, 02/01/19	26,000	31,531,942
6.13%, 07/15/38	9,500	11,905,875

		178,084,542
AGRICULTURE—2.12%
Altria Group Inc.
4.13%, 09/11/15	11,855	12,768,002
4.75%, 05/05/21	44,900	46,857,115
9.25%, 08/06/19(a)	6,500	8,397,198
9.70%, 11/10/18	59,285	77,500,286
9.95%, 11/10/38	8,935	12,516,550
10.20%, 02/06/39	32,597	46,733,100
Archer-Daniels-Midland Co.
4.48%, 03/01/21(a)	12,000	13,300,348
5.77%, 03/01/41	13,000	15,939,256
Philip Morris International Inc.
2.50%, 05/16/16	23,500	24,192,263
2.90%, 11/15/21	2,000	1,985,940
4.38%, 11/15/41	2,000	1,954,120
4.50%, 03/26/20	18,635	20,603,124
5.65%, 05/16/18	32,211	37,606,020
6.38%, 05/16/38	18,590	23,089,524

		343,442,846
AUTO MANUFACTURERS—0.15%
Daimler Finance North America LLC
8.50%, 01/18/31	18,000	24,441,930

		24,441,930
BANKS—25.31%
Abbey National Treasury Services PLC
4.00%, 04/27/16(a)	10,000	8,962,550
American Express Bank FSB
6.00%, 09/13/17(a)	2,500	2,808,885
Bank of America Corp.
3.63%, 03/17/16(a)	20,000	17,732,260
3.70%, 09/01/15(a)	16,000	14,298,053
3.75%, 07/12/16	28,300	24,843,155
4.50%, 04/01/15(a)	41,000	38,223,398
4.75%, 08/01/15(a)	11,050	10,384,316

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

November 30, 2011

5.00%, 05/13/21(a)	48,000	40,556,880
5.42%, 03/15/17	280	248,973
5.63%, 07/01/20	20,500	18,060,978
5.65%, 05/01/18(a)	17,950	16,342,937
5.75%, 12/01/17(a)	13,000	11,839,880
5.88%, 01/05/21	10,000	8,893,100
6.00%, 09/01/17	13,815	12,760,270
6.50%, 08/01/16(a)	52,500	50,677,987
7.63%, 06/01/19	10,000	9,944,750
Bank of America N.A.
5.30%, 03/15/17(a)	10,500	8,988,627
6.00%, 10/15/36	4,655	3,901,006
Bank of New York Mellon Corp. (The)
2.30%, 07/28/16	19,250	19,259,048
2.40%, 01/17/17	5,000	4,986,911
Bank of Nova Scotia
2.05%, 10/07/15(a)	2,500	2,501,088
2.90%, 03/29/16	23,000	23,690,338
3.40%, 01/22/15	32,379	33,977,966
4.38%, 01/13/21	10,000	10,760,900
Barclays Bank PLC
3.90%, 04/07/15(a)	17,000	16,975,525
5.00%, 09/22/16	31,650	32,185,119
5.13%, 01/08/20(a)	47,925	46,704,029
5.14%, 10/14/20(a)	5,250	4,303,022
6.75%, 05/22/19(a)	32,308	34,498,482
BB&T Corp.
5.20%, 12/23/15	11,000	11,690,610
BNP Paribas SA
3.25%, 03/11/15(a)	30,000	28,167,036
3.60%, 02/23/16(a)	30,000	28,067,484
5.00%, 01/15/21(a)	43,000	39,332,100
Capital One Bank (USA) N.A.
8.80%, 07/15/19	50,110	58,430,014
Capital One Financial Corp.
3.15%, 07/15/16	23,240	23,180,715
4.75%, 07/15/21(a)	9,750	9,956,554
6.75%, 09/15/17	6,000	6,676,040
Citigroup Inc.
3.95%, 06/15/16(a)	40,970	40,188,333
4.50%, 01/14/22	2,000	1,864,733
4.59%, 12/15/15	26,000	26,047,554
4.75%, 05/19/15	32,101	32,066,934
4.88%, 05/07/15(a)	5,000	4,954,711
5.38%, 08/09/20	21,500	21,539,614
5.50%, 02/15/17(a)	55,000	53,873,600
5.88%, 02/22/33	2,250	1,892,666
5.88%, 05/29/37(a)	23,400	21,906,572
6.00%, 08/15/17	13,525	14,153,507
6.01%, 01/15/15	20,590	21,374,487
6.13%, 11/21/17(a)	12,810	13,321,366
6.13%, 05/15/18	14,575	15,190,163
6.13%, 08/25/36	20,160	17,040,105
6.63%, 06/15/32	1,500	1,411,695
6.88%, 03/05/38	18,250	19,270,175
8.13%, 07/15/39	59,010	70,738,237
8.50%, 05/22/19	78,684	91,053,125
Credit Suisse New York
3.50%, 03/23/15(a)	56,500	56,063,820
4.38%, 08/05/20(a)	40,000	38,537,200
5.30%, 08/13/19	92,560	94,195,230
5.40%, 01/14/20(a)	23,960	21,876,261
6.00%, 02/15/18(a)	22,500	21,738,224
Deutsche Bank AG London
3.25%, 01/11/16(a)	31,500	31,436,090

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

November 30, 2011

3.45%, 03/30/15(a)	10,500	10,524,990
6.00%, 09/01/17	53,000	58,739,015
Deutsche Bank Financial LLC
5.38%, 03/02/15(a)	5,000	5,065,900
Fifth Third Bancorp
3.63%, 01/25/16	19,150	19,278,497
8.25%, 03/01/38	12,600	15,072,120
Goldman Sachs Group Inc. (The)
3.63%, 02/07/16(a)	60,500	57,222,909
3.70%, 08/01/15	30,520	29,358,433
5.13%, 01/15/15	16,155	16,002,850
5.25%, 07/27/21(a)	55,000	51,003,881
5.35%, 01/15/16(a)	25,500	25,621,263
5.38%, 03/15/20(a)	22,312	20,886,783
5.75%, 10/01/16(a)	5,000	5,114,747
5.95%, 01/18/18	11,000	10,924,980
5.95%, 01/15/27	5,000	4,591,925
6.15%, 04/01/18(a)	81,736	81,674,739
6.25%, 09/01/17	28,100	28,526,370
6.25%, 02/01/41(a)	29,600	26,689,103
6.35%, 02/15/34	17,000	14,559,594
6.75%, 10/01/37(a)	79,687	70,711,718
7.50%, 02/15/19	10,380	10,941,918
HSBC Bank (USA) N.A.
4.88%, 08/24/20(a)	31,000	28,076,700
HSBC Holdings PLC
5.10%, 04/05/21(a)	66,800	68,738,536
6.10%, 01/14/42	5,000	5,273,500
6.50%, 05/02/36	7,000	6,745,655
6.50%, 09/15/37	78,393	75,027,980
6.80%, 06/01/38	10,852	10,712,362
JPMorgan Chase & Co.
2.60%, 01/15/16(a)	10,000	9,678,000
3.15%, 07/05/16	42,600	41,870,765
3.40%, 06/24/15	22,750	22,925,209
3.45%, 03/01/16(a)	33,000	32,811,240
4.25%, 10/15/20	16,000	15,582,061
4.35%, 08/15/21(a)	64,400	62,835,724
4.63%, 05/10/21(a)	19,250	19,085,959
5.15%, 10/01/15(a)	22,500	23,503,492
5.50%, 10/15/40(a)	5,000	5,164,088
6.00%, 01/15/18	13,720	15,047,285
6.30%, 04/23/19(a)	86,140	95,595,304
6.40%, 05/15/38	31,805	36,516,195
JPMorgan Chase Bank N.A.
6.00%, 10/01/17	20,500	21,642,547
KeyCorp
3.75%, 08/13/15	10,000	10,240,210
5.10%, 03/24/21	18,150	18,490,857
Lloyds TSB Bank PLC
4.88%, 01/21/16(a)	29,500	28,712,940
6.38%, 01/21/21	32,000	31,606,000
Morgan Stanley
3.45%, 11/02/15	12,000	10,655,706
3.80%, 04/29/16(a)	67,500	59,279,512
4.10%, 01/26/15(a)	4,000	3,694,320
5.38%, 10/15/15	6,050	5,733,857
5.45%, 01/09/17(a)	41,750	38,615,827
5.50%, 01/26/20(a)	15,063	12,982,449
5.50%, 07/24/20	11,750	10,289,475
5.50%, 07/28/21(a)	69,600	60,502,236
5.63%, 09/23/19	13,500	12,031,673
5.75%, 10/18/16(a)	15,000	14,096,757
5.75%, 01/25/21	20,000	17,610,734
5.95%, 12/28/17	13,135	12,290,288

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

November 30, 2011

6.00%, 04/28/15	62,776	61,097,702
6.25%, 08/28/17(a)	24,500	23,267,895
6.63%, 04/01/18(a)	25,000	23,528,333
7.25%, 04/01/32	14,842	14,797,047
7.30%, 05/13/19(a)	51,685	50,345,066
Morgan Stanley Series F
5.55%, 04/27/17(a)	15,250	14,134,005
PNC Funding Corp.
3.63%, 02/08/15(a)(b)	17,514	18,204,059
4.38%, 08/11/20(a)(b)	8,500	8,907,843
5.13%, 02/08/20(b)	10,500	11,590,390
Rabobank Nederland
2.13%, 10/13/15	15,000	14,878,622
4.50%, 01/11/21(a)	22,000	22,969,100
5.25%, 05/24/41	23,000	23,201,556
Royal Bank of Canada
2.30%, 07/20/16(a)	19,000	19,143,545
2.63%, 12/15/15	12,500	12,799,500
2.88%, 04/19/16	13,600	14,004,668
Royal Bank of Scotland Group PLC
3.95%, 09/21/15(a)	28,000	26,359,500
4.38%, 03/16/16(a)	22,643	21,558,015
4.88%, 03/16/15	26,090	25,286,827
5.63%, 08/24/20	15,400	14,436,692
6.13%, 01/11/21(a)	22,000	21,607,300
6.40%, 10/21/19	21,200	19,866,590
Svenska Handelsbanken AB
3.13%, 07/12/16(a)	15,000	14,955,570
Toronto-Dominion Bank (The)
2.38%, 10/19/16	42,000	42,180,600
U.S. Bancorp
2.45%, 07/27/15	4,976	5,082,837
4.13%, 05/24/21(a)	10,700	11,529,654
UBS AG Stamford
3.88%, 01/15/15	10,000	9,898,685
4.88%, 08/04/20(a)	11,965	11,592,889
5.75%, 04/25/18	66,651	68,317,275
5.88%, 12/20/17	48,340	49,805,026
UBS AG Stamford Series 10
5.88%, 07/15/16	15,000	15,061,200
Wachovia Bank N.A./Wells Fargo & Co.
5.85%, 02/01/37	14,500	14,375,300
6.60%, 01/15/38	60,104	65,271,141
Wachovia Bank NA
6.00%, 11/15/17	6,515	7,101,133
Wachovia Corp./Wells Fargo & Co.
5.25%, 08/01/14	6,250	6,675,766
5.50%, 08/01/35	17,668	16,425,056
5.63%, 10/15/16	8,427	8,976,936
5.75%, 06/15/17(a)	23,500	26,324,700
Wells Fargo & Co.
3.63%, 04/15/15(a)	18,750	19,525,688
3.68%, 06/15/16(a)	81,300	84,799,119
4.60%, 04/01/21	41,000	43,461,947
5.63%, 12/11/17	99,608	111,297,248
Wells Fargo Bank N.A.
4.75%, 02/09/15	26,500	27,609,740
5.75%, 05/16/16(a)	4,575	4,949,906
Wells Fargo Capital X
5.95%, 12/15/36	7,270	7,233,650

		4,107,157,886

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

November 30, 2011

BEVERAGES—2.74%
Anheuser-Busch InBev Worldwide Inc.
4.13%, 01/15/15(a)	25,500	27,477,948
5.00%, 04/15/20	3,000	3,397,155
5.38%, 11/15/14	3,000	3,341,148
5.38%, 01/15/20	33,890	39,256,370
6.88%, 11/15/19	15,750	19,664,977
7.75%, 01/15/19	35,503	45,699,320
8.20%, 01/15/39	22,000	33,490,930
Bottling Group LLC
5.13%, 01/15/19	21,320	24,450,236
Coca-Cola Co. (The)
1.50%, 11/15/15	15,750	15,908,489
3.15%, 11/15/20(a)	33,776	34,766,988
5.35%, 11/15/17(a)	2,300	2,743,716
Diageo Capital PLC
5.75%, 10/23/17(a)	19,000	22,294,600
Diageo Finance BV
5.30%, 10/28/15	3,500	3,965,762
Pepsi Bottling Group Inc. (The) Series B
7.00%, 03/01/29	15,000	20,711,550
PepsiCo Inc.
2.50%, 05/10/16	22,250	23,072,264
3.00%, 08/25/21(a)	19,200	19,124,736
3.10%, 01/15/15	5,650	6,004,980
3.13%, 11/01/20(a)	11,900	12,148,609
4.50%, 01/15/20(a)	10,600	11,843,627
4.88%, 11/01/40	1,500	1,619,737
5.50%, 01/15/40	14,345	16,901,136
7.90%, 11/01/18	42,267	56,122,735

		444,007,013
BIOTECHNOLOGY—0.72%
Amgen Inc.
2.30%, 06/15/16	29,757	29,205,008
3.45%, 10/01/20	3,000	2,876,784
4.85%, 11/18/14	1,000	1,078,056
5.70%, 02/01/19	32,965	36,839,706
6.38%, 06/01/37	5,000	5,517,925
6.40%, 02/01/39(a)	20,500	22,723,977
Genentech Inc.
4.75%, 07/15/15	16,750	18,685,684

		116,927,140
CHEMICALS—1.30%
Dow Chemical Co. (The)
2.50%, 02/15/16(a)	47,750	47,582,947
4.13%, 11/15/21	5,000	4,974,900
4.25%, 11/15/20(a)	2,400	2,396,143
5.90%, 02/15/15(a)	5,000	5,521,240
8.55%, 05/15/19(a)	33,500	42,298,892
9.40%, 05/15/39	28,679	42,530,097
E.I. du Pont de Nemours and Co.
3.25%, 01/15/15	7,400	7,916,499
3.63%, 01/15/21	15,700	16,734,891
4.63%, 01/15/20(a)	12,500	14,307,852
6.00%, 07/15/18	20,400	24,805,176
Rohm and Haas Co.
6.00%, 09/15/17	1,500	1,669,215

		210,737,852
COMPUTERS—1.96%
Hewlett-Packard Co.
2.65%, 06/01/16(a)	31,550	31,715,400

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

November 30, 2011

3.00%, 09/15/16	21,000	21,473,214
3.75%, 12/01/20	15,500	15,319,502
4.30%, 06/01/21(a)	18,500	18,823,195
4.38%, 09/15/21(a)	10,000	10,271,450
4.75%, 06/02/14	4,890	5,267,888
5.50%, 03/01/18	13,377	15,002,510
6.00%, 09/15/41	21,500	22,970,013
International Business Machines Corp.
1.95%, 07/22/16(a)	27,000	27,454,731
2.00%, 01/05/16	13,375	13,702,580
5.60%, 11/30/39	21,160	25,785,788
5.70%, 09/14/17	56,140	67,291,088
7.63%, 10/15/18	24,387	32,160,698
8.38%, 11/01/19(a)	8,000	11,238,760

		318,476,817
COSMETICS & PERSONAL CARE—0.71%
Procter & Gamble Co. (The)
1.45%, 08/15/16	35,850	35,898,258
1.80%, 11/15/15(a)	6,500	6,686,441
3.50%, 02/15/15	16,965	18,274,750
4.70%, 02/15/19(a)	22,865	26,633,017
5.55%, 03/05/37	21,150	26,938,901

		114,431,367
DIVERSIFIED FINANCIAL SERVICES—7.60%
American Express Co.
6.15%, 08/28/17	16,000	18,078,400
7.00%, 03/19/18	2,500	2,915,000
8.13%, 05/20/19(a)	48,442	61,146,883
8.15%, 03/19/38	16,661	23,340,783
American Express Credit Corp.
2.75%, 09/15/15	33,750	33,416,381
2.80%, 09/19/16(a)	12,300	12,124,719
American Express Credit Corp. Series D
5.13%, 08/25/14	10,500	11,298,954
Bear Stearns Companies Inc. (The)/JPMorgan Chase & Co.
5.70%, 11/15/14	15,600	16,886,293
6.40%, 10/02/17	15,000	16,380,750
Capital One Capital V
10.25%, 08/15/39	7,060	7,296,510
Capital One Capital VI
8.88%, 05/15/40	6,310	6,387,908
Caterpillar Financial Services Corp.
2.05%, 08/01/16	24,000	24,208,512
7.15%, 02/15/19	19,310	24,351,654
Countrywide Financial Corp.
6.25%, 05/15/16	5,000	4,683,340
Credit Suisse (USA) Inc.
4.88%, 01/15/15(a)	5,000	5,185,055
General Electric Capital Corp.
2.25%, 11/09/15(a)	7,000	6,918,863
2.95%, 05/09/16(a)	30,250	30,223,434
3.35%, 10/17/16(a)	8,500	8,668,767
3.50%, 06/29/15(a)	4,500	4,648,515
4.63%, 01/07/21	54,500	54,382,280
4.65%, 10/17/21(a)	8,500	8,507,013
5.30%, 02/11/21	21,700	22,100,172
5.50%, 01/08/20	16,000	17,113,678
5.63%, 09/15/17	1,300	1,417,680
5.63%, 05/01/18(a)	84,881	92,815,251
5.88%, 01/14/38	82,437	80,460,293
6.00%, 08/07/19	19,000	20,896,232

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

November 30, 2011

6.75%, 03/15/32	32,775	35,357,486
6.88%, 01/10/39(a)	20,000	22,011,424
General Electric Capital Corp. Series A
3.75%, 11/14/14(a)	40,000	41,769,000
5.55%, 05/04/20	390	422,271
6.15%, 08/07/37	3,000	3,018,198
HSBC Finance Corp.
5.00%, 06/30/15	36,353	37,101,508
5.50%, 01/19/16	12,000	12,566,022
6.68%, 01/15/21(a)	30,122	29,362,926
Jefferies Group Inc.
5.13%, 04/13/18(a)	14,000	11,637,500
JPMorgan Chase Capital XVIII
6.95%, 08/17/36	10,000	9,962,500
JPMorgan Chase Capital XX Series T
6.55%, 09/29/36	10,000	9,866,667
JPMorgan Chase Capital XXII
6.45%, 02/02/37	3,205	3,172,127
JPMorgan Chase Capital XXV
6.80%, 10/01/37	9,655	9,620,281
JPMorgan Chase Capital XXVII Series AA
7.00%, 11/01/39	11,610	11,585,329
Merrill Lynch & Co. Inc.
5.00%, 01/15/15(a)	9,000	8,545,998
5.70%, 05/02/17	5,000	4,452,809
6.05%, 05/16/16(a)	35,500	33,269,034
6.11%, 01/29/37	8,000	6,124,440
6.88%, 04/25/18	76,850	72,686,782
7.75%, 05/14/38	40,774	36,969,786
Nomura Holdings Inc.
4.13%, 01/19/16(a)	5,000	4,813,574
5.00%, 03/04/15(a)	34,000	33,961,665
6.70%, 03/04/20	18,000	18,827,226
SLM Corp.
5.63%, 08/01/33	10,000	7,525,000
6.25%, 01/25/16(a)	20,400	19,396,999
8.00%, 03/25/20(a)	12,000	11,707,552
8.45%, 06/15/18	43,921	43,962,141
Toyota Motor Credit Corp.
2.00%, 09/15/16(a)	23,500	23,469,431
3.20%, 06/17/15(a)	13,465	14,201,919
3.40%, 09/15/21	19,500	19,703,656
4.25%, 01/11/21	5,000	5,382,620
Toyota Motor Credit Corp. Series B
4.50%, 06/17/20	13,650	14,913,040

		1,233,220,231
ELECTRIC—1.38%
Duke Energy Carolinas LLC
5.30%, 02/15/40	11,000	13,307,434
Exelon Corp.
4.90%, 06/15/15(a)	9,226	9,923,482
Exelon Generation Co. LLC
6.25%, 10/01/39	13,000	15,340,000
Florida Power Corp.
6.40%, 06/15/38	11,068	14,993,543
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	23,000	27,543,535
6.50%, 09/15/37	10,310	12,913,997
National Grid PLC
6.30%, 08/01/16	9,200	10,629,999
Nisource Finance Corp.
6.40%, 03/15/18	10,005	11,524,212
Pacific Gas & Electric Co.

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

November 30, 2011

5.40%, 01/15/40	23,000	26,105,115
5.80%, 03/01/37	5,100	6,061,350
6.05%, 03/01/34	47,700	57,969,810
8.25%, 10/15/18	13,705	17,895,324

		224,207,801
ENVIRONMENTAL CONTROL—0.08%
Republic Services Inc.
5.00%, 03/01/20	11,500	12,639,558

		12,639,558
FOOD—2.54%
General Mills Inc.
3.15%, 12/15/21	5,000	4,969,454
5.20%, 03/17/15(a)	12,600	14,069,546
5.65%, 02/15/19	12,350	14,559,997
5.70%, 02/15/17	13,400	15,711,657
Kellogg Co.
4.00%, 12/15/20	13,500	14,207,403
4.45%, 05/30/16	5,800	6,446,444
Kellogg Co. Series B
7.45%, 04/01/31	15,000	20,645,353
Kraft Foods Inc.
4.13%, 02/09/16(a)	30,136	32,269,728
5.38%, 02/10/20	52,500	58,315,425
6.13%, 02/01/18	4,905	5,645,509
6.13%, 08/23/18	42,806	49,274,132
6.50%, 08/11/17	15,026	17,651,051
6.50%, 02/09/40(a)	49,100	58,391,193
6.88%, 02/01/38	18,000	22,127,400
7.00%, 08/11/37	15,000	18,472,655
Kroger Co. (The)
6.15%, 01/15/20(a)	6,300	7,509,688
Unilever Capital Corp.
4.25%, 02/10/21	43,000	48,473,612
4.80%, 02/15/19	3,000	3,480,236

		412,220,483
FOREST PRODUCTS & PAPER—0.42%
International Paper Co.
7.30%, 11/15/39	8,000	9,268,640
7.50%, 08/15/21	7,000	8,405,354
7.95%, 06/15/18	42,669	50,777,608

		68,451,602
GAS—0.11%
Sempra Energy
6.00%, 10/15/39	10,000	11,922,708
6.50%, 06/01/16	5,450	6,341,150

		18,263,858
HEALTH CARE - PRODUCTS—0.80%
Covidien International Finance SA
6.00%, 10/15/17	15,734	18,696,295
6.55%, 10/15/37	10,000	12,757,647
Johnson & Johnson
2.15%, 05/15/16(a)	9,640	9,987,426
3.55%, 05/15/21(a)	5,000	5,452,158
5.15%, 07/15/18	10,375	12,432,289

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

November 30, 2011

5.55%, 08/15/17(a)	10,400	12,540,372
5.95%, 08/15/37	16,055	21,270,226
Medtronic Inc.
3.00%, 03/15/15(a)	14,475	15,254,120
4.45%, 03/15/20	19,560	21,744,267

		130,134,800
HEALTH CARE - SERVICES—0.77%
Aetna Inc.
3.95%, 09/01/20	14,340	14,611,169
6.00%, 06/15/16	10,000	11,441,402
6.63%, 06/15/36	8,560	10,465,997
UnitedHealth Group Inc.
5.80%, 03/15/36	1,000	1,153,070
6.00%, 02/15/18	9,328	10,948,927
6.88%, 02/15/38	25,248	32,557,044
WellPoint Inc.
5.25%, 01/15/16	13,225	14,743,088
5.85%, 01/15/36	14,000	15,891,610
6.38%, 06/15/37	11,100	13,367,545

		125,179,852
INSURANCE—2.98%
Allstate Corp. (The)
5.55%, 05/09/35	10,000	10,353,667
American International Group Inc.
4.88%, 09/15/16(a)	26,000	24,231,134
5.45%, 05/18/17(a)	1,000	935,295
5.85%, 01/16/18	93,110	90,470,331
6.25%, 05/01/36	11,000	9,709,755
6.25%, 03/15/37	12,000	8,712,000
6.40%, 12/15/20	25,500	24,828,567
8.25%, 08/15/18	15,500	16,467,871
Berkshire Hathaway Finance Corp.
3.20%, 02/11/15	34,000	35,878,500
4.25%, 01/15/21(a)	10,000	10,609,767
4.85%, 01/15/15	4,655	5,122,595
5.40%, 05/15/18(a)	7,999	9,137,058
5.75%, 01/15/40(a)	13,250	15,066,605
Berkshire Hathaway Inc.
2.20%, 08/15/16	15,500	15,761,671
MetLife Inc.
4.75%, 02/08/21(a)	20,000	20,802,600
5.00%, 06/15/15	1,000	1,083,721
5.70%, 06/15/35	15,000	15,737,250
5.88%, 02/06/41	12,250	13,160,130
6.38%, 06/15/34	5,000	5,650,000
6.75%, 06/01/16	22,247	25,328,414
7.72%, 02/15/19(a)	9,500	11,544,051
MetLife Inc. Series A
6.82%, 08/15/18(a)	12,229	14,282,297
Prudential Financial Inc.
7.38%, 06/15/19	12,550	14,368,307
Prudential Financial Inc. Series D
3.88%, 01/14/15(a)	6,000	6,207,911
4.75%, 09/17/15	20,000	21,108,636
6.00%, 12/01/17(a)	11,000	11,996,105
6.63%, 12/01/37	18,750	19,555,134
Travelers Companies Inc. (The)
5.35%, 11/01/40	17,000	18,719,368
6.25%, 06/15/37	5,000	6,008,500

		482,837,240

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

November 30, 2011

INTERNET—0.20%
Google Inc.
2.13%, 05/19/16	18,550	19,158,162
3.63%, 05/19/21(a)	12,000	12,845,712

		32,003,874
IRON & STEEL—0.81%
ArcelorMittal SA
3.75%, 08/05/15(a)	9,830	9,286,532
5.25%, 08/05/20(a)	20,000	17,571,100
5.50%, 03/01/21(a)	20,500	17,981,499
6.13%, 06/01/18(a)	18,100	17,124,443
6.75%, 03/01/41(a)	10,556	8,859,413
7.00%, 10/15/39	19,000	16,689,315
9.00%, 02/15/15(a)	12,085	13,173,375
9.85%, 06/01/19(a)	28,494	30,608,540

		131,294,217
MACHINERY—0.56%
Caterpillar Inc.
3.90%, 05/27/21(a)	35,385	37,934,719
5.20%, 05/27/41	13,000	14,598,935
6.05%, 08/15/36	9,000	11,270,340
7.90%, 12/15/18(a)	12,310	16,249,743
Deere & Co.
4.38%, 10/16/19	10,077	11,202,067

		91,255,804
MANUFACTURING—0.63%
3M Co.
1.38%, 09/29/16	24,000	24,022,800
5.70%, 03/15/37	4,000	5,049,183
General Electric Co.
5.25%, 12/06/17(a)	28,700	32,034,079
Honeywell International Inc.
4.25%, 03/01/21(a)	8,250	9,110,310
5.00%, 02/15/19(a)	9,000	10,349,306
5.30%, 03/01/18	19,000	22,117,144

		102,682,822
MEDIA—8.17%
Comcast Corp.
4.95%, 06/15/16	15,000	16,560,098
5.15%, 03/01/20(a)	46,300	52,028,305
5.70%, 05/15/18(a)	7,500	8,516,175
5.85%, 11/15/15	15,000	16,996,795
5.90%, 03/15/16	13,000	14,982,165
6.30%, 11/15/17(a)	15,000	17,672,796
6.40%, 03/01/40(a)	21,500	24,576,650
6.50%, 01/15/15	10,000	11,296,250
6.50%, 01/15/17	14,279	16,736,630
6.55%, 07/01/39	17,750	20,617,892
6.95%, 08/15/37	75,710	90,155,392
COX Communications Inc.
5.45%, 12/15/14	18,000	19,966,500
DIRECTV Holdings LLC
3.55%, 03/15/15	21,787	22,608,697
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.13%, 02/15/16	7,000	7,099,820

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

November 30, 2011

3.50%, 03/01/16	17,700	18,157,368
4.60%, 02/15/21	12,000	12,099,600
5.00%, 03/01/21(a)	24,900	25,839,228
5.20%, 03/15/20	12,000	12,705,960
5.88%, 10/01/19	16,200	17,884,638
6.00%, 08/15/40	10,875	11,311,740
6.35%, 03/15/40	4,645	5,004,491
6.38%, 03/01/41	14,705	16,140,355
Discovery Communications LLC
3.70%, 06/01/15	10,430	10,961,930
5.05%, 06/01/20	17,000	18,453,500
6.35%, 06/01/40	12,000	13,916,400
Historic TW Inc.
6.63%, 05/15/29	3,000	3,374,936
NBCUniversal Media LLC
2.88%, 04/01/16	10,000	10,217,900
4.38%, 04/01/21	74,000	75,871,460
5.15%, 04/30/20	25,500	27,735,585
5.95%, 04/01/41	34,400	37,777,392
News America Inc.
4.50%, 02/15/21	29,000	29,420,114
6.15%, 02/15/41	15,500	16,619,100
6.20%, 12/15/34	25,000	26,468,750
6.65%, 11/15/37	36,517	40,782,551
Thomson Reuters Corp.
5.70%, 10/01/14	4,000	4,430,299
6.50%, 07/15/18	11,500	13,756,892
Time Warner Cable Inc.
4.00%, 09/01/21	8,000	7,827,925
5.00%, 02/01/20	43,500	46,198,449
5.85%, 05/01/17	6,000	6,809,192
6.75%, 07/01/18	14,750	17,111,288
6.75%, 06/15/39	66,309	75,182,802
7.30%, 07/01/38	12,000	14,416,524
7.50%, 04/01/14	20,470	23,029,194
8.25%, 04/01/19	52,487	64,431,467
Time Warner Inc.
3.15%, 07/15/15	15,500	16,070,943
4.70%, 01/15/21	14,750	15,425,982
4.75%, 03/29/21	13,500	14,212,372
4.88%, 03/15/20	18,000	19,183,770
5.38%, 10/15/41	700	693,295
5.88%, 11/15/16(a)	21,851	25,001,532
6.10%, 07/15/40	8,000	8,854,000
6.25%, 03/29/41	19,020	21,415,569
6.50%, 11/15/36	24,300	27,479,412
7.63%, 04/15/31(a)	22,213	27,281,229
7.70%, 05/01/32	25,200	31,562,748
Viacom Inc.
6.25%, 04/30/16	14,000	16,402,980
6.88%, 04/30/36	20,900	25,064,185
Walt Disney Co. (The)
1.35%, 08/16/16(a)	13,000	12,955,255
2.75%, 08/16/21(a)	3,000	2,975,670
5.63%, 09/15/16(a)	14,500	17,201,763

		1,325,531,900
MINING—0.85%
Alcoa Inc.
5.40%, 04/15/21(a)	6,200	5,884,036
5.55%, 02/01/17(a)	5,000	5,275,872
5.72%, 02/23/19	13,350	13,344,129
6.15%, 08/15/20(a)	17,500	17,605,796
6.75%, 07/15/18(a)	5,700	6,115,360

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

November 30, 2011

Barrick Gold Corp.
2.90%, 05/30/16	21,000	21,676,996
6.95%, 04/01/19	10,140	12,350,317
Barrick North America Finance LLC
4.40%, 05/30/21	21,000	22,087,800
5.70%, 05/30/41	16,750	18,599,200
Rio Tinto Finance (USA) Ltd.
6.50%, 07/15/18	12,000	14,210,909

		137,150,415
OFFICE & BUSINESS EQUIPMENT—0.17%
Xerox Corp.
4.25%, 02/15/15(a)	15,000	15,818,468
6.35%, 05/15/18	11,000	12,297,630

		28,116,098
OIL & GAS—8.46%
Anadarko Petroleum Corp.
5.95%, 09/15/16	26,425	29,297,987
6.20%, 03/15/40	23,750	25,629,338
6.38%, 09/15/17	35,500	40,400,008
6.45%, 09/15/36	20,567	22,730,992
Apache Corp.
5.10%, 09/01/40	23,500	26,389,795
6.00%, 01/15/37	10,000	12,528,800
BP Capital Markets PLC
3.13%, 10/01/15	14,800	15,308,239
3.20%, 03/11/16(a)	29,800	30,989,318
3.56%, 11/01/21	1,900	1,914,630
3.88%, 03/10/15(a)	28,950	30,670,064
4.50%, 10/01/20	21,300	23,093,390
4.74%, 03/11/21	20,700	22,887,887
4.75%, 03/10/19	16,300	17,935,433
Canadian Natural Resources Ltd.
5.70%, 05/15/17	2,000	2,322,176
6.25%, 03/15/38	2,000	2,415,855
Cenovus Energy Inc.
5.70%, 10/15/19	19,815	23,027,015
6.75%, 11/15/39	18,000	22,793,490
Chevron Corp.
4.95%, 03/03/19	22,000	25,723,117
ConocoPhillips
4.60%, 01/15/15(a)	9,000	9,959,538
5.75%, 02/01/19	43,974	52,362,357
6.00%, 01/15/20	7,500	9,174,300
6.50%, 02/01/39	56,802	74,078,760
ConocoPhillips Canada Funding Co.
5.63%, 10/15/16	18,000	20,985,471
Devon Energy Corp.
7.95%, 04/15/32	10,510	14,161,521
Devon Financing Corp. ULC
7.88%, 09/30/31	19,650	27,288,151
Encana Corp.
6.50%, 08/15/34	11,000	12,547,590
6.50%, 02/01/38(a)	9,000	10,354,050
Ensco PLC
3.25%, 03/15/16(a)	3,500	3,537,030
4.70%, 03/15/21(a)	32,650	33,202,546
EOG Resources Inc.
4.10%, 02/01/21	15,500	16,717,060
5.63%, 06/01/19	10,500	12,457,515
Hess Corp.
5.60%, 02/15/41	21,500	22,995,256

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

November 30, 2011

6.00%, 01/15/40	8,300	9,277,740
7.30%, 08/15/31	6,060	7,705,654
8.13%, 02/15/19	12,500	15,949,863
Marathon Oil Corp.
5.90%, 03/15/18(a)	7,150	8,210,037
Nabors Industries Inc.
6.15%, 02/15/18	13,000	14,340,300
9.25%, 01/15/19	15,500	19,042,680
Nexen Inc.
5.88%, 03/10/35	8,000	7,649,609
6.40%, 05/15/37	21,354	21,974,761
Occidental Petroleum Corp.
1.75%, 02/15/17	38,750	38,636,075
Pemex Project Funding Master Trust
5.75%, 03/01/18	20,750	23,032,500
6.63%, 06/15/35	16,893	18,649,871
Petro-Canada
6.80%, 05/15/38	6,715	8,077,742
Pride International Inc.
6.88%, 08/15/20	10,000	11,648,700
Shell International Finance BV
3.10%, 06/28/15(a)	28,000	29,855,406
3.25%, 09/22/15(a)	13,000	13,932,627
4.30%, 09/22/19(a)	40,750	46,365,399
4.38%, 03/25/20(a)	20,750	23,561,901
5.50%, 03/25/40	13,700	16,512,189
6.38%, 12/15/38	35,541	46,900,732
Statoil ASA
2.90%, 10/15/14	7,500	7,861,396
3.13%, 08/17/17	5,000	5,240,000
5.10%, 08/17/40	10,400	11,753,352
5.25%, 04/15/19	24,500	27,911,875
Suncor Energy Inc.
6.10%, 06/01/18	18,600	21,942,026
6.50%, 06/15/38	18,000	21,033,540
6.85%, 06/01/39	10,000	12,279,850
Total Capital SA
2.30%, 03/15/16	4,600	4,708,675
3.00%, 06/24/15	14,580	15,365,279
3.13%, 10/02/15(a)	18,200	19,340,783
4.45%, 06/24/20	23,000	25,345,464
Transocean Inc.
4.95%, 11/15/15(a)	10,000	10,087,500
6.00%, 03/15/18(a)	15,500	15,454,430
6.50%, 11/15/20	22,250	22,147,650
6.80%, 03/15/38	5,000	4,645,198
Valero Energy Corp.
6.13%, 06/15/17	9,200	10,371,051
6.13%, 02/01/20	8,725	9,523,294
6.63%, 06/15/37	22,555	23,806,728
7.50%, 04/15/32	7,741	8,619,371
9.38%, 03/15/19	14,730	18,272,344

		1,372,912,271
OIL & GAS SERVICES—0.39%
Baker Hughes Inc.
5.13%, 09/15/40	33,750	38,168,719
Weatherford International Ltd.
5.13%, 09/15/20(a)	3,000	3,060,000
9.63%, 03/01/19(a)	17,775	22,874,558

		64,103,277

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

November 30, 2011

PHARMACEUTICALS—5.89%
Abbott Laboratories
2.70%, 05/27/15	27,000	28,278,720
4.13%, 05/27/20	17,250	18,502,350
5.13%, 04/01/19	55,854	63,422,776
5.30%, 05/27/40	24,000	27,371,280
5.60%, 11/30/17	12,300	14,526,312
6.15%, 11/30/37	15,567	19,492,997
AstraZeneca PLC
5.90%, 09/15/17	32,950	39,345,279
6.45%, 09/15/37	35,058	45,603,972
Eli Lilly and Co.
5.20%, 03/15/17	15,000	17,185,445
5.55%, 03/15/37	8,500	9,949,250
Express Scripts Inc.
3.13%, 05/15/16(a)	17,500	17,360,787
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	41,076	49,010,926
6.38%, 05/15/38	44,691	57,518,685
Merck & Co. Inc.
2.25%, 01/15/16	18,500	19,168,312
3.88%, 01/15/21	42,300	46,527,602
4.00%, 06/30/15	11,700	12,885,258
5.00%, 06/30/19	25,300	29,552,044
5.85%, 06/30/39	10,000	12,400,000
Novartis Capital Corp.
2.90%, 04/24/15	26,450	27,846,690
4.40%, 04/24/20(a)	13,000	14,528,410
Novartis Securities Investment Ltd.
5.13%, 02/10/19	47,200	54,664,208
Pfizer Inc.
5.35%, 03/15/15	70,034	79,308,449
6.20%, 03/15/19	36,139	44,198,116
7.20%, 03/15/39	42,441	60,312,404
Sanofi
2.63%, 03/29/16	22,975	23,751,709
4.00%, 03/29/21(a)	28,000	30,172,800
Schering-Plough Corp./Merck & Co. Inc.
6.00%, 09/15/17	15,000	18,186,960
6.50%, 12/01/33	10,665	14,173,785
6.55%, 09/15/37	13,200	17,556,000
Wyeth
5.50%, 02/15/16	4,067	4,718,359
5.95%, 04/01/37	31,143	38,358,107

		955,877,992
PIPELINES—1.36%
Enterprise Products Operating LLC
3.20%, 02/01/16	15,000	15,723,117
5.20%, 09/01/20(a)	12,950	14,048,160
5.95%, 02/01/41	10,000	10,819,485
Enterprise Products Operating LLC Series L
6.30%, 09/15/17	9,000	10,403,501
Kinder Morgan Energy Partners LP
5.95%, 02/15/18(a)	10,800	12,084,002
6.95%, 01/15/38	17,100	18,924,570
TransCanada PipeLines Ltd.
3.80%, 10/01/20	11,500	12,161,020
6.10%, 06/01/40(a)	10,500	12,885,161
6.20%, 10/15/37	11,700	14,095,107
6.50%, 08/15/18	6,500	7,935,200
7.13%, 01/15/19	17,065	21,478,236

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

November 30, 2011

7.63%, 01/15/39	20,000	28,016,866
Williams Partners LP
3.80%, 02/15/15	5,000	5,229,588
5.25%, 03/15/20(a)	15,400	16,796,053
6.30%, 04/15/40	17,000	19,824,965

		220,425,031
REAL ESTATE INVESTMENT TRUSTS—0.43%
Boston Properties LP
4.13%, 05/15/21(a)	7,900	7,798,406
Simon Property Group LP
4.38%, 03/01/21(a)	9,000	9,267,360
5.65%, 02/01/20(a)	37,000	41,469,367
6.13%, 05/30/18	10,000	11,374,350

		69,909,483
RETAIL—4.79%
CVS Caremark Corp.
5.75%, 06/01/17	37,665	43,524,469
6.13%, 09/15/39	29,000	32,439,960
6.60%, 03/15/19	4,141	4,905,491
Home Depot Inc. (The)
4.40%, 04/01/21(a)	4,900	5,271,996
5.40%, 03/01/16(a)	37,000	42,261,818
5.88%, 12/16/36	35,200	41,036,864
5.95%, 04/01/41	6,300	7,389,262
McDonald’s Corp.
5.35%, 03/01/18(a)	15,000	17,881,800
6.30%, 10/15/37	11,500	15,319,150
6.30%, 03/01/38	9,750	12,973,448
Target Corp.
3.88%, 07/15/20(a)	15,000	16,291,275
5.38%, 05/01/17	12,500	14,617,231
6.00%, 01/15/18	26,950	32,703,016
6.50%, 10/15/37	14,400	17,996,256
7.00%, 01/15/38	32,350	42,495,607
Wal-Mart Stores Inc.
1.50%, 10/25/15	14,750	14,970,576
2.25%, 07/08/15(a)	9,000	9,373,205
2.80%, 04/15/16(a)	18,500	19,615,080
2.88%, 04/01/15	16,600	17,582,637
3.25%, 10/25/20	49,950	52,107,480
3.63%, 07/08/20	15,130	16,160,967
4.25%, 04/15/21(a)	29,000	32,479,959
4.50%, 07/01/15	10,000	11,170,067
4.88%, 07/08/40	12,000	12,849,691
5.00%, 10/25/40	12,000	13,117,320
5.25%, 09/01/35	12,500	14,062,750
5.38%, 04/05/17	13,070	15,345,639
5.63%, 04/01/40	9,000	10,588,680
5.63%, 04/15/41	38,500	46,060,561
5.80%, 02/15/18	15,000	18,210,178
6.20%, 04/15/38	18,000	22,074,367
6.50%, 08/15/37	82,066	104,489,197

		777,365,997
SEMICONDUCTORS—0.52%
Intel Corp.
1.95%, 10/01/16	29,300	29,695,843
3.30%, 10/01/21	33,000	33,412,500
4.80%, 10/01/41	19,500	20,582,640

		83,690,983

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

November 30, 2011

SOFTWARE—1.70%
Microsoft Corp.
1.63%, 09/25/15	17,750	18,217,933
3.00%, 10/01/20(a)	18,000	18,809,626
4.20%, 06/01/19(a)	31,000	34,947,271
4.50%, 10/01/40	13,300	14,510,566
5.20%, 06/01/39	2,500	3,020,987
5.30%, 02/08/41	16,000	19,603,200
Oracle Corp.
5.00%, 07/08/19(a)	55,237	63,800,641
5.25%, 01/15/16	25,500	29,287,964
5.75%, 04/15/18	28,000	33,496,232
6.13%, 07/08/39	29,500	37,147,580
6.50%, 04/15/38	2,500	3,317,438

		276,159,438
TELECOMMUNICATIONS—10.15%
American Tower Corp.
4.50%, 01/15/18	7,000	7,026,040
AT&T Corp.
8.00%, 11/15/31	1,339	1,812,286
AT&T Inc.
2.50%, 08/15/15	5,000	5,155,176
2.95%, 05/15/16	26,502	27,453,782
3.88%, 08/15/21	9,000	9,127,620
4.45%, 05/15/21	11,250	11,921,850
5.35%, 09/01/40	28,250	29,894,029
5.50%, 02/01/18	101,783	115,876,138
5.55%, 08/15/41	42,500	46,486,640
5.63%, 06/15/16(a)	22,500	25,772,899
5.80%, 02/15/19	19,250	22,249,920
6.15%, 09/15/34	2,185	2,441,731
6.30%, 01/15/38	33,800	39,581,490
6.50%, 09/01/37	29,000	34,196,159
6.55%, 02/15/39	89,845	108,530,756
British Telecom PLC
5.95%, 01/15/18	16,750	18,370,030
Cellco Partnership/Verizon Wireless Capital LLC
8.50%, 11/15/18	28,000	37,503,732
Cisco Systems Inc.
3.15%, 03/14/17(a)	20,550	21,974,146
4.45%, 01/15/20(a)	36,700	40,939,033
4.95%, 02/15/19	22,000	25,117,510
5.50%, 02/22/16	36,000	41,760,770
5.50%, 01/15/40	28,125	32,576,437
5.90%, 02/15/39	24,350	29,149,213
Deutsche Telekom International Finance BV
5.75%, 03/23/16(a)	15,595	17,492,844
6.00%, 07/08/19	16,700	19,203,998
6.75%, 08/20/18	2,000	2,367,590
France Telecom SA
2.13%, 09/16/15	5,000	4,947,339
2.75%, 09/14/16	21,000	20,693,618
4.13%, 09/14/21	6,000	5,921,294
5.38%, 07/08/19(a)	26,337	28,565,990
8.50%, 03/01/31	31,600	43,959,112
New Cingular Wireless Services Inc.
8.75%, 03/01/31	5,650	8,106,225
Telecom Italia Capital SA
4.95%, 09/30/14(a)	23,606	22,015,208

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

November 30, 2011

5.25%, 10/01/15	12,297	11,114,643
7.00%, 06/04/18	3,695	3,405,829
7.18%, 06/18/19(a)	16,081	14,508,975
7.20%, 07/18/36	12,000	9,425,004
7.72%, 06/04/38	34,573	28,160,746
Telefonica Emisiones SAU
3.73%, 04/27/15	8,355	7,852,865
3.99%, 02/16/16	23,750	21,835,750
4.95%, 01/15/15(a)	16,353	16,037,224
5.13%, 04/27/20(a)	17,380	15,297,963
5.46%, 02/16/21	49,850	44,467,695
5.88%, 07/15/19	21,899	20,407,131
6.42%, 06/20/16	7,650	7,767,504
7.05%, 06/20/36(a)	19,000	17,274,040
Telefonica Europe BV
8.25%, 09/15/30	17,000	17,321,300
Verizon Communications Inc.
2.00%, 11/01/16	5,000	4,971,500
3.00%, 04/01/16(a)	19,000	19,813,474
3.50%, 11/01/21	2,000	1,998,300
4.60%, 04/01/21(a)	24,500	26,491,850
4.75%, 11/01/41	3,750	3,816,188
5.50%, 02/15/18(a)	24,000	27,707,640
5.85%, 09/15/35	13,000	14,836,253
6.00%, 04/01/41	21,000	24,777,768
6.10%, 04/15/18	5,000	5,915,945
6.35%, 04/01/19	31,500	37,670,705
6.40%, 02/15/38	73,683	88,671,553
7.35%, 04/01/39	5,200	7,029,701
7.75%, 12/01/30	17,965	24,208,627
8.75%, 11/01/18	71,693	95,794,029
8.95%, 03/01/39	13,000	20,201,443
Vodafone Group PLC
5.00%, 09/15/15(a)	8,740	9,746,997
5.45%, 06/10/19(a)	21,500	24,681,798
5.63%, 02/27/17	23,450	27,015,367
5.75%, 03/15/16(a)	11,500	13,193,516
6.15%, 02/27/37	20,000	24,650,266

		1,646,260,194
TRANSPORTATION—0.59%
Burlington Northern Santa Fe Corp.
4.70%, 10/01/19	18,827	20,785,949
United Parcel Service Inc.
3.13%, 01/15/21	20,000	20,873,346
5.13%, 04/01/19	24,000	28,399,200
5.50%, 01/15/18	750	895,738
6.20%, 01/15/38	20,210	25,371,634

		96,325,867

TOTAL CORPORATE BONDS & NOTES
(Cost: $15,237,024,644)		15,975,928,482

Security	Shares	Value

SHORT-TERM INVESTMENTS—3.96%

MONEY MARKET FUNDS—3.96%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(b)(c)(d)	544,734,642	544,734,642
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%(b)(c)(d)	63,496,883	63,496,883

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

November 30, 2011

BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(b)(c)	33,740,041	33,740,041

		641,971,566

TOTAL SHORT-TERM INVESTMENTS
(Cost: $641,971,566)		641,971,566

TOTAL INVESTMENTS IN SECURITIES—102.42%
(Cost: $15,878,996,210)		16,617,900,048
Other Assets, Less Liabilities—(2.42)%		(391,919,382)

NET ASSETS—100.00%		$16,225,980,666

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P CALIFORNIA AMT-FREE MUNICIPAL BOND FUND

November 30, 2011

Security		Principal (000s)	Value

MUNICIPAL BONDS & NOTES—98.02%

CALIFORNIA—98.02%
Alameda Corridor Transportation Authority RB Transit Revenue Series A
0.00%, 10/01/14	(AMBAC)	$250	$225,155
0.00%, 10/01/17	(AMBAC)	70	54,122
4.75%, 10/01/25	(Call 03/31/11) (NPFGC)	500	500,075
Alameda County Joint Powers Authority RB Lease Abatement
5.00%, 12/01/34	(Call 12/01/17) (AGM)	250	259,038
Anaheim Public Financing Authority RB Electric Power & Light Revenues
4.50%, 10/01/37	(Call 04/01/17) (NPFGC)	625	602,031
Bay Area Governments Association RB Transit Revenue
5.00%, 08/01/17	(Call 08/01/14) (NPFGC-FGIC)	780	825,529
Bay Area Toll Authority RB Highway Revenue Tolls
5.00%, 04/01/28	(Call 04/01/19)	375	403,058
5.00%, 04/01/39	(Call 04/01/18)	650	671,326
5.50%, 04/01/43	(PR 04/01/18)	2,100	2,240,742
Series F
5.00%, 04/01/24	(Call 04/01/16)	635	702,850
5.00%, 04/01/31	(Call 04/01/17)	2,050	2,152,171
California Infrastructure & Economic Development Bank RB Highway Revenue Tolls
5.00%, 07/01/23	(AGM)	500	623,915
5.00%, 07/01/33	(PR 01/01/28) (AMBAC)	1,075	1,335,247
5.00%, 07/01/36	(PR 01/01/28) (AMBAC)	500	621,045
5.25%, 07/01/19	(PR 07/01/13) (AGM)	300	323,079
California State Department of Transportation RB Federal Grant Revenue Series A
5.00%, 02/01/13	(NPFGC-FGIC)	150	157,745
California State Department of Water Resources RB Electric Power & Light Revenues
Series A
5.13%, 05/01/19	(PR 05/01/12)	1,000	1,030,440
5.38%, 05/01/17	(PR 05/01/12) (XLCA)	1,000	1,031,490
5.38%, 05/01/18	(PR 05/01/12) (AMBAC)	1,875	1,934,044
5.38%, 05/01/22	(PR 05/01/12)	320	330,077
5.50%, 05/01/12		1,245	1,272,328
5.50%, 05/01/15	(PR 05/01/12) (AMBAC)	1,000	1,032,010
6.00%, 05/01/13	(PR 05/01/12)	550	568,760
Series H
5.00%, 05/01/22	(Call 05/01/18) (AGM)	1,150	1,297,970
Series K
5.00%, 05/01/18		1,250	1,484,862
Series L
4.00%, 05/01/15		125	137,340
5.00%, 05/01/17		1,000	1,178,140
5.00%, 05/01/19		1,550	1,852,250
5.00%, 05/01/20		250	299,913
5.00%, 05/01/22	(Call 05/01/20)	2,250	2,619,675

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P CALIFORNIA AMT-FREE MUNICIPAL BOND FUND

November 30, 2011

Series M
4.00%, 05/01/16		1,000	1,115,590
4.00%, 05/01/19		750	843,960
5.00%, 05/01/13		500	531,910
California State Department of Water Resources RB Water Revenue
Series AE
5.00%, 12/01/25	(Call 06/01/18)	500	556,245
5.00%, 12/01/26	(Call 06/01/18)	500	552,460
Series AG
5.00%, 12/01/26	(Call 12/01/19)	250	282,303
California State Public Works Board RB Lease Abatement
5.00%, 01/01/19	(Call 01/01/16) (AMBAC)	500	531,835
5.00%, 12/01/19	(AMBAC)	270	293,136
5.00%, 01/01/21	(Call 01/01/16)	850	885,623
5.00%, 12/01/27	(Call 12/01/12) (AMBAC)	1,430	1,431,930
Series G-1
5.00%, 10/01/21	(Call 10/01/19)	100	106,922
5.25%, 10/01/23	(Call 10/01/19)	105	111,155
California State Public Works Board RB Lease Revenue
5.13%, 06/01/29	(Call 06/01/14)	250	250,725
5.25%, 06/01/30	(Call 06/01/15)	250	251,268
Series C
5.25%, 06/01/28	(Call 12/01/13)	300	301,638
Series D
5.00%, 12/01/31	(Call 12/01/21)	500	489,480
Series E
5.00%, 04/01/34	(Call 04/01/19)	350	359,489
Series G
5.00%, 12/01/31	(Call 12/01/21)	250	261,825
California State University RB College & University Revenue
Series A
5.00%, 11/01/22	(Call 05/01/15) (AMBAC)	480	529,267
5.00%, 11/01/30	(Call 05/01/15) (AMBAC)	535	551,232
5.00%, 11/01/33	(Call 05/01/18) (AGM)	985	1,013,269
5.25%, 11/01/34	(Call 05/01/19)	250	261,385
Series C
5.00%, 11/01/38	(Call 11/01/15) (NPFGC)	400	405,376
California Statewide Communities Development Authority RB Miscellaneous Revenue
5.00%, 06/15/13		3,700	3,929,030
Chabot-Las Positas Community College District GO
5.00%, 08/01/29	(Call 08/01/16) (AMBAC)	130	135,031
5.00%, 08/01/31	(Call 08/01/16) (AMBAC)	700	722,582
Series C
0.00%, 08/01/36	(Call 08/01/16) (AMBAC)	645	139,339
0.00%, 08/01/37	(Call 08/01/16) (AMBAC)	500	98,815
Chino Basin Regional Financing Authority RB Water Revenue
Series A
5.00%, 11/01/33	(Call 11/01/17) (AMBAC)	280	284,430
5.00%, 11/01/38	(Call 11/01/17) (AMBAC)	250	252,028

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P CALIFORNIA AMT-FREE MUNICIPAL BOND FUND

November 30, 2011

City & County of San Francisco COP Lease Abatement Series A
5.00%, 04/01/29	(Call 04/01/19)	400	413,364
City & County of San Francisco GO Series R1
2.85%, 06/15/12		500	506,965
City of Los Angeles GO Series B
5.00%, 09/01/19		500	595,460
City of Los Angeles RB Sewer Revenue Series A
4.75%, 06/01/35	(Call 06/01/15) (NPFGC)	875	885,124
5.00%, 06/01/16		200	232,682
5.00%, 06/01/39	(Call 06/01/19)	500	523,875
City of San Jose RB Port Airport & Marina Revenue
Series B
5.00%, 03/01/37	(Call 03/01/17) (AMBAC)	240	235,258
Series D
5.00%, 03/01/28	(Call 03/01/14) (NPFGC)	550	552,514
City of Vernon RB Electric Power & Light Revenues Series A
5.13%, 08/01/21	(Call 08/01/19)	500	497,140
City of Vista COP Lease Abatement
5.00%, 05/01/37	(Call 05/01/17) (NPFGC)	285	275,438
County of Sacramento RB Port Airport & Marina Revenue
5.00%, 07/01/40	(Call 07/01/20)	250	251,898
Series C
6.00%, 07/01/41	(PR 07/01/18)	500	530,760
Cucamonga Valley Water District RB Water Revenue Series A
5.38%, 09/01/35	(Call 09/01/21) (AGM)	250	272,455
Desert Community College District GO Series C
5.00%, 08/01/37	(Call 08/01/17) (AGM)	500	512,610
East Bay Municipal Utility District RB Water Revenue Series A
5.00%, 06/01/35	(Call 06/01/15) (NPFGC)	850	898,526
5.00%, 06/01/37	(Call 06/01/17) (NPFGC-FGIC)	1,025	1,089,380
Eastern Municipal Water District COP Water Revenue Series H
5.00%, 07/01/24	(Call 07/01/18)	190	206,804
5.00%, 07/01/33	(Call 07/01/18)	330	341,204
5.00%, 07/01/35	(Call 07/01/18)	580	597,348
Escondido Union High School District GO Series C
0.00%, 08/01/51		1,155	94,317
Foothill-De Anza Community College District GO Series A
4.50%, 08/01/31	(Call 08/01/17) (AMBAC)	600	613,218
Foothill-Eastern Transportation Corridor Agency RB Highway Revenue Tolls
0.00%, 01/15/17	(Call 01/03/12) (NPFGC)	100	74,489
0.00%, 01/15/18	(Call 01/03/12) (NPFGC)	100	70,045

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P CALIFORNIA AMT-FREE MUNICIPAL BOND FUND

November 30, 2011

0.00%, 01/01/30	(RADIAN-IBCC, AGM-CR)	70	34,688
0.00%, 01/15/30	(Call 10/03/11) (NPFGC)	125	38,325
5.75%, 01/15/40	(Call 03/31/11)	2,000	1,850,800
Series A
0.00%, 01/01/23		225	164,952
0.00%, 01/01/25	(AMBAC)	800	528,040
0.00%, 01/01/26		400	250,508
0.00%, 01/01/28		500	282,985
Fresno Unified School District GO Series G
0.00%, 08/01/41	(Call 08/01/21)	500	65,290
Grossmont Union High School District GO
5.00%, 08/01/33	(Call 08/01/18)	430	444,745
Imperial Irrigation District RB Electric Power & Light Revenues
5.00%, 11/01/33	(Call 11/01/18)	685	704,324
Los Angeles Community College District GO Series A
5.00%, 08/01/27	(Call 08/01/17) (NPFGC-FGIC)	375	399,315
5.00%, 08/01/32	(Call 08/01/17) (NPFGC-FGIC)	2,100	2,189,229
Los Angeles Convention & Exhibit Center Authority RB Lease Abatement Series A
5.00%, 08/15/20	(Call 08/15/18)	120	130,180
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue Series A
5.00%, 07/01/35	(Call 07/01/15) (AMBAC)	600	619,386
Los Angeles County Sanitation Districts Financing Authority RB Sewer Revenue
5.00%, 10/01/34	(Call 10/01/15) (NPFGC-FGIC)	500	503,085
Series A
5.00%, 10/01/20		450	548,852
Los Angeles Department of Airports RB Port Airport & Marina Revenue
5.00%, 05/15/27	(Call 05/15/20)	735	797,174
5.00%, 05/15/40	(Call 05/15/20)	2,700	2,826,927
Los Angeles Department of Water & Power RB Electric Power & Light Revenues
Series A
5.00%, 07/01/12	(NPFGC)	355	364,869
5.00%, 07/01/14		400	442,260
5.00%, 07/01/22	(Call 07/01/21)	500	593,065
Series A-1
5.00%, 07/01/17	(AMBAC)	200	237,078
5.00%, 07/01/37	(Call 07/01/17) (AMBAC)	1,650	1,703,443
5.00%, 07/01/39	(Call 07/01/17) (AMBAC)	650	667,810
5.25%, 07/01/38	(Call 07/01/18)	1,200	1,273,920
Los Angeles Department of Water & Power RB Water Revenue Series A-2
5.00%, 07/01/35	(Call 07/01/16) (AMBAC)	850	874,854
Los Angeles Municipal Improvement Corp. RB Lease Abatement Series A
5.00%, 09/01/23	(Call 09/01/18)	30	31,941
5.00%, 09/01/25	(Call 09/01/18)	500	521,485
Los Angeles Unified School District GO
Series A
5.00%, 01/01/28	(PR 07/01/13) (NPFGC)	500	536,495
5.25%, 07/01/20	(PR 07/01/13) (AGM)	1,900	2,046,167

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P CALIFORNIA AMT-FREE MUNICIPAL BOND FUND

November 30, 2011

5.50%, 07/01/15	(PR 07/01/13) (NPFGC)	750	810,660
Series A-1
4.50%, 07/01/22	(Call 07/01/17) (AGM)	500	532,600
4.50%, 07/01/25	(Call 07/01/17) (NPFGC)	610	625,573
4.50%, 01/01/28	(Call 07/01/17) (NPFGC)	1,675	1,677,395
5.00%, 07/01/20	(Call 07/01/15) (FGIC)	1,225	1,342,404
5.00%, 07/01/21	(Call 07/01/15) (FGIC)	900	988,875
Series B
4.75%, 07/01/19	(Call 07/01/16) (AGM)	1,250	1,384,912
5.00%, 07/01/23	(Call 07/01/16) (FGIC)	500	545,015
Series C
5.00%, 07/01/32	(Call 07/01/17) (AGM)	100	103,540
Series E
4.75%, 07/01/32	(Call 07/01/17) (AGM)	500	505,605
5.13%, 01/01/27	(PR 07/01/12) (NPFGC)	500	514,265
Series F
5.00%, 01/01/34	(Call 07/01/19)	330	343,289
Series H
5.00%, 07/01/32	(Call 07/01/17) (AGM)	1,000	1,035,400
Mendocino-Lake Community College District GO Series B
0.00%, 08/01/51	(AGM)	250	19,623
Merced Union High School District GO Series C
0.00%, 08/01/46	(Call 08/01/21)	1,000	86,490
Metropolitan Water District of Southern California RB Water Revenue
5.75%, 08/10/18		500	591,490
Series A
5.00%, 07/01/35	(Call 07/01/15) (AGM)	700	720,790
Series B
5.00%, 07/01/21	(Call 07/01/18)	540	630,423

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P CALIFORNIA AMT-FREE MUNICIPAL BOND FUND

November 30, 2011

Mount Diablo Unified School District GO Series A
1.00%, 08/01/35	(Call 08/01/25) (AGM)	500	267,310
Newport Mesa Unified School District GO
0.00%, 08/01/38		500	103,870
Orange County Sanitation District COP Sewer Revenue Series A
5.00%, 02/01/39	(Call 02/01/19)	500	524,515
Orange County Water District COP Lease Non-Terminable
5.00%, 08/15/39	(Call 08/15/20)	885	931,516
Peralta Community College District GO Series C
5.00%, 08/01/39	(Call 08/01/19)	145	146,554
Placentia-Yorba Linda Unified School District GO Series D
0.00%, 08/01/40		500	84,460
Pomona Public Financing Authority RB Water Revenue Series AY
5.00%, 05/01/47	(PR 05/01/17) (AMBAC)	125	122,494
Poway Unified School District GO
0.00%, 08/01/35		500	114,910
0.00%, 08/01/38		755	144,379
0.00%, 08/01/46		750	87,615
Rio Hondo Community College District GO
0.00%, 08/01/42	(Call 08/01/34)	500	245,965
Riverside County Palm Desert Financing Authority RB Lease Abatement Series A
6.00%, 05/01/22	(Call 05/01/18)	105	113,674
Sacramento Area Flood Control Agency Special Assessment
5.63%, 10/01/37	(Call 10/01/18) (BHAC)	750	820,350
Sacramento City Financing Authority RB Lease Abatement
5.25%, 12/01/30	(AMBAC)	550	564,696
Sacramento County Sanitation Districts Financing Authority RB Sewer Revenue
5.00%, 12/01/35	(PR 12/01/14) (AMBAC)	600	678,216
Sacramento Municipal Utility District RB Electric Power & Light Revenues
Series R
5.00%, 08/15/33	(Call 08/15/13) (NPFGC)	1,000	1,008,720
Series U
5.00%, 08/15/16	(AGM)	200	231,920
5.00%, 08/15/22	(Call 08/15/18) (AGM)	665	748,856
San Bernardino Community College District GO
Series A
6.25%, 08/01/33	(Call 08/01/18)	750	854,467
Series C
5.00%, 08/01/31	(Call 08/01/16) (AGM)	45	46,452
San Diego Community College District GO
5.00%, 08/01/30	(Call 08/01/17) (AGM)	550	581,339
San Diego County Water Authority COP Water Revenue Series 2008
5.00%, 05/01/33	(Call 05/01/18) (AGM)	800	834,744
5.00%, 05/01/38	(Call 05/01/18) (AGM)	490	507,380
San Diego Public Facilities Financing Authority RB Sewer Revenue
Series A

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P CALIFORNIA AMT-FREE MUNICIPAL BOND FUND

November 30, 2011

5.25%, 05/15/24	(Call 05/15/20)	250	286,993
5.25%, 05/15/39	(Call 05/15/19)	500	527,090
Series B
5.00%, 05/15/14		1,200	1,319,904
5.00%, 05/15/22	(Call 05/15/19)	450	513,324
San Diego Public Facilities Financing Authority RB Water Revenue Series B
5.50%, 08/01/39	(Call 08/01/19)	1,000	1,083,740
San Diego Regional Building Authority RB Lease Abatement
5.38%, 02/01/36	(Call 02/01/19)	400	426,264
San Diego Unified School District GO
0.00%, 07/01/35		500	121,190
0.00%, 07/01/38		500	98,625
0.00%, 07/01/45		1,000	129,060
Series C
0.00%, 07/01/46		500	60,715
Series F-1
4.50%, 07/01/29	(Call 07/01/16) (AGM)	1,125	1,138,387
5.25%, 07/01/28	(AGM)	450	510,071
San Francisco City & County Airports Commission RB Port Airport & Marina Revenue Issue 32F, Second Series
5.25%, 05/01/19	(NPFGC-FGIC)	400	475,464
Series A
4.90%, 05/01/29	(Call 11/01/19)	875	904,199
Series F
5.00%, 05/01/35	(Call 05/01/20)	800	818,736
San Francisco City & County Public Utilities Commission RB Water Revenue
Series A
4.50%, 11/01/31	(Call 05/01/16) (AGM)	875	874,974
5.00%, 11/01/30	(Call 11/01/21)	500	542,300
Series B
5.00%, 11/01/39	(Call 11/01/19)	1,000	1,048,580
San Joaquin Hills Transportation Corridor Agency RB Highway Revenue Tolls
0.00%, 01/01/20		170	142,319
0.00%, 01/01/23		250	182,480
0.00%, 01/01/26		280	174,146
San Jose Financing Authority RB Lease Abatement Series B
5.00%, 06/01/32	(Call 06/01/12) (AMBAC)	500	500,955
San Jose Redevelopment Agency TA Tax Increment/Allocation Revenue
Series C
5.00%, 08/01/25	(Call 08/01/17) (NPFGC)	585	543,804
Series D
5.00%, 08/01/20	(Call 08/01/17) (AMBAC)	220	216,944
5.00%, 08/01/21	(Call 08/01/17) (AMBAC)	455	444,744
San Mateo County Community College District GO Series B
5.00%, 09/01/31	(Call 09/01/16)	400	420,492
5.00%, 09/01/38	(Call 09/01/16)	550	566,594
San Mateo County Transportation Authority RB Sales Tax Revenue Series A
4.75%, 06/01/34	(Call 06/01/15) (NPFGC)	495	499,608
San Mateo Joint Powers Financing Authority RB Lease Abatement Series A
5.00%, 07/15/36	(Call 07/15/18)	750	759,232
San Mateo Union High School District GO

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P CALIFORNIA AMT-FREE MUNICIPAL BOND FUND

November 30, 2011

0.00%, 09/01/33		500	191,625
0.00%, 09/01/41	(Call 09/01/36)	500	188,310
Series A
0.00%, 07/01/51	(Call 09/01/41)	1,000	251,280
Santa Clara Valley Transportation Authority RB Sales Tax Revenue Series A
5.00%, 04/01/32	(Call 04/01/17) (AMBAC)	1,025	1,065,272
Southern California Public Power Authority RB Electric Power & Light Revenues
0.00%, 07/01/15	(NPFGC)	500	459,425
5.00%, 07/01/30	(Call 07/01/20)	500	531,905
6.00%, 07/01/27	(Call 07/01/18)	195	220,145
Series A
5.50%, 01/01/14	(AGM)	300	327,015
State of California GO
3.50%, 03/01/17		100	106,644
4.00%, 11/01/13		750	793,935
4.00%, 07/01/16	(Call 07/01/12)	1,000	1,017,840
4.50%, 08/01/26	(Call 02/01/17)	1,250	1,265,462
4.50%, 08/01/30	(Call 02/01/17)	505	501,819
5.00%, 09/01/12		900	930,150
5.00%, 02/01/13		225	236,052
5.00%, 03/01/13		500	526,170
5.00%, 04/01/15		1,375	1,534,816
5.00%, 03/01/16		370	417,105
5.00%, 11/01/16		275	314,034
5.00%, 03/01/17	(Call 03/01/15)	450	489,996
5.00%, 04/01/17		485	553,555
5.00%, 06/01/17	(XLCA)	375	428,595
5.00%, 03/01/18	(Call 03/01/15)	750	821,932
5.00%, 05/01/18	(Call 05/01/15)	600	660,390
5.00%, 06/01/18	(Call 06/01/17) (NPFGC)	560	630,762
5.00%, 08/01/18	(Call 02/01/17)	550	615,026
5.00%, 06/01/19	(Call 06/01/17) (NPFGC)	350	390,492
5.00%, 08/01/19	(Call 02/01/17)	640	709,024
5.00%, 10/01/20	(Call 10/01/16)	400	446,140
5.00%, 12/01/20	(Call 12/01/16)	500	558,640
5.00%, 08/01/21	(Call 08/01/15)	215	232,110
5.00%, 11/01/21	(Call 11/01/17)	900	1,010,484
5.00%, 03/01/22	(Call 03/01/15) (AMBAC)	550	585,354
5.00%, 06/01/22	(Call 06/01/17) (AMBAC)	1,500	1,656,495
5.00%, 08/01/22	(Call 02/01/17)	500	548,865
5.00%, 03/01/23	(Call 03/01/16)	625	672,200
5.00%, 08/01/24	(Call 02/01/17)	750	812,220
5.00%, 11/01/24	(Call 11/01/20)	250	273,558
5.00%, 03/01/25	(Call 03/01/20)	750	806,047
5.00%, 12/01/26	(Call 12/01/16)	1,250	1,326,525
5.00%, 03/01/27	(Call 03/01/20)	300	318,078
5.00%, 09/01/27	(Call 09/01/16)	500	522,520
5.00%, 06/01/29	(Call 12/01/14) (AMBAC)	500	514,585
5.00%, 10/01/29	(Call 10/01/19)	750	780,517
5.00%, 06/01/32	(Call 06/01/17)	2,220	2,250,880
5.00%, 02/01/33	(PR 02/01/14)	2,395	2,624,297
5.00%, 09/01/35	(Call 09/01/16)	1,350	1,352,727
5.00%, 06/01/37	(Call 06/01/17)	800	800,376
5.00%, 11/01/37	(Call 11/01/17)	1,000	1,000,470
5.00%, 12/01/37	(Call 12/01/17)	885	885,451
5.00%, 04/01/38	(Call 04/01/18)	500	500,235

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P CALIFORNIA AMT-FREE MUNICIPAL BOND FUND

November 30, 2011

5.00%, 10/01/41	(Call 10/01/21)	500	496,895
5.25%, 09/01/22		315	368,742
5.25%, 10/01/29	(Call 10/01/19)	1,975	2,087,812
5.25%, 08/01/32	(AGM)	495	538,283
5.25%, 04/01/34	(PR 04/01/14)	1,200	1,331,316
5.25%, 03/01/38	(Call 03/01/18)	2,115	2,150,870
5.50%, 11/01/39	(Call 11/01/19)	2,100	2,191,602
5.50%, 03/01/40	(Call 03/01/20)	1,500	1,566,585
5.75%, 04/01/29	(Call 04/01/19)	1,000	1,109,580
5.75%, 04/01/31	(Call 04/01/19)	1,000	1,099,580
6.00%, 03/01/33	(Call 03/01/20)	515	577,145
6.00%, 04/01/38	(Call 04/01/19)	1,250	1,381,575
Series 2
5.00%, 09/01/29	(Call 03/01/16) (AMBAC)	590	604,012
Series A
4.00%, 07/01/16		90	99,956
4.40%, 07/01/18		200	226,026
5.00%, 07/01/12	(NPFGC)	945	970,952
5.00%, 07/01/16		500	577,390
5.00%, 07/01/18		1,125	1,315,327
5.00%, 07/01/19		825	970,753
5.00%, 07/01/20	(Call 07/01/19)	1,000	1,160,140
5.00%, 07/01/22	(Call 07/01/16)	1,990	2,166,851
5.25%, 07/01/12		300	308,652
5.25%, 07/01/13		385	412,897
5.25%, 07/01/13	(NPFGC)	790	847,243
5.25%, 07/01/14	(NPFGC-FGIC)	1,345	1,496,043
5.25%, 07/01/14		550	611,765
5.25%, 07/01/21	(Call 07/01/19)	125	145,751
Series B
5.00%, 07/01/23		1,215	1,336,135
Turlock Irrigation District RB Electric Power & Light Revenues Series A
5.00%, 01/01/40	(Call 01/01/20)	500	506,615
University of California RB College & University Revenue
Series B
5.25%, 05/15/23	(Call 05/15/13) (AMBAC)	400	422,688
Series J
4.50%, 05/15/35	(Call 05/15/15) (AGM)	2,650	2,535,149
University of California RB Health Hospital Nursing Home Revenue Series A
4.50%, 05/15/37	(Call 05/15/15) (NPFGC)	1,000	929,780
Vacaville Unified School District GO
5.00%, 08/01/25	(Call 08/01/17) (AMBAC)	380	401,850
Ventura County Community College District GO Series C
5.50%, 08/01/33	(Call 08/01/18)	250	271,900
West Contra Costa Unified School District GO Series B
5.63%, 08/01/35	(Call 08/01/18) (BHAC)	195	212,425
Whittier Union High School District GO
0.00%, 08/01/34	(Call 08/01/19)	400	91,180
William S Hart Union High School District GO
Series A
0.00%, 08/01/33		450	109,724
Series B
0.00%, 08/01/34	(AGM)	500	119,880

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P CALIFORNIA AMT-FREE MUNICIPAL BOND FUND

November 30, 2011

Yosemite Community College District GO Series C
5.00%, 08/01/28	(Call 08/01/18) (AGM)	245	258,911
5.00%, 08/01/32	(Call 08/01/18) (AGM)	500	520,370
Yuba Community College District GO Series A
5.00%, 08/01/22	(Call 08/01/17) (AMBAC)	430	465,716

			186,396,072

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $178,458,844)		186,396,072

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.79%

MONEY MARKET FUNDS—0.79%
BlackRock Liquidity Funds - California Money Fund, Institutional Shares
0.01%(a)(b)	1,513,204	1,513,204

		1,513,204

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,513,204)		1,513,204

TOTAL INVESTMENTS IN SECURITIES—98.81%
(Cost: $179,972,048)		187,909,276
Other Assets, Less Liabilities—1.19%		2,258,434

NET ASSETS—100.00%		$190,167,710

COP - Certificates of Participation

GO - General Obligation

PR - Prerefunded

RB - Revenue Bond

TA - Tax Allocation

Insured by:

AGM - Assured Guaranty Municipal Corp.

AGM-CR - AGM Insured Custodial Receipts

AMBAC - Ambac Financial Group Inc.

BHAC - Berkshire Hathaway Assurance Corp.

FGIC - Financial Guaranty Insurance Co.

NPFGC - National Public Finance Guarantee Corp.

RADIAN-IBCC - Radian Asset Assurance - Insured Bond Custodial Certificate

XLCA - XL Capital Assurance Inc.

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

November 30, 2011

Security		Principal (000s)	Value

MUNICIPAL BONDS & NOTES—98.22%

ALABAMA—0.36%
Alabama Public School & College Authority RB Sales Tax Revenue
5.00%, 12/01/11		$2,545	$2,545,331
Series A
5.00%, 05/01/14		1,000	1,101,700
5.00%, 05/01/18		500	599,635
Baldwin County Board of Education RB Sales Tax Revenue
4.50%, 07/01/37	(Call 07/01/17) (AMBAC)	500	500,960
Birmingham Water Works Board RB Water Revenue
5.00%, 01/01/41	(Call 01/01/21)	1,000	1,030,890
Series B
5.00%, 01/01/43	(PR 01/01/13) (NPFGC)	2,525	2,651,881

			8,430,397
ALASKA—0.02%
City of Anchorage GO Series B
5.25%, 12/01/16	(AMBAC)	300	356,895

			356,895
ARIZONA—1.55%
Arizona School Facilities Board COP Lease Appropriation
Series A
5.25%, 09/01/17	(PR 03/01/13) (NPFGC)	3,500	3,714,620
Series A-1
5.00%, 09/01/17	(Call 09/01/15) (NPFGC-FGIC)	245	265,519
Arizona School Facilities Board COP Lease Non-Terminable
5.13%, 09/01/21	(Call 09/01/18)	1,000	1,105,980
5.25%, 09/01/23	(Call 09/01/18)	1,465	1,609,595
5.75%, 09/01/19	(Call 09/01/18)	1,200	1,389,420
Arizona Transportation Board RB Sales Tax Revenue
5.00%, 07/01/17		850	1,005,584
5.00%, 07/01/24	(Call 07/01/19)	685	777,818
5.25%, 07/01/20	(Call 07/01/19)	480	580,272
Arizona Water Infrastructure Finance Authority RB Water Revenue Series A
5.00%, 10/01/30	(Call 10/01/20)	600	663,066
City of Mesa RB Multiple Utility Revenue
5.25%, 07/01/16	(NPFGC-FGIC)	500	579,300
Phoenix Civic Improvement Corp. RB Port Airport & Marina Revenue Series A
5.00%, 07/01/40	(Call 07/01/20)	1,700	1,717,663
Phoenix Civic Improvement Corp. RB Sales Tax Revenue
5.00%, 07/01/13	(AMBAC)	370	393,591
5.00%, 07/01/41	(Call 07/01/15) (NPFGC-FGIC)	3,250	3,289,195
Phoenix Civic Improvement Corp. RB Special Assessment Series A
5.00%, 07/01/39	(Call 07/01/19)	800	845,440
Phoenix Civic Improvement Corp. RB Water Revenue

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

November 30, 2011

4.75%, 07/01/25	(Call 07/01/15) (NPFGC)	1,800	1,909,314
5.00%, 07/01/19	(Call 07/01/15) (NPFGC)	500	551,195
Pima County Industrial Development Authority RB Lease Appropriation
4.75%, 09/01/30	(Call 03/01/18)	295	297,841
Pinal County Electric District No. 3 RB Electric Power & Light Revenues
5.25%, 07/01/41	(Call 07/01/21)	1,000	1,018,810
Salt River Project Agricultural Improvement & Power District RB Electric Power & Light Revenues
Series A
5.00%, 01/01/12		500	502,070
5.00%, 01/01/27	(Call 01/01/18)	1,800	1,956,042
5.00%, 01/01/38	(Call 01/01/18)	8,265	8,630,065
Series B
4.00%, 01/01/18		1,225	1,391,784
5.00%, 12/01/19		500	607,370
State of Arizona COP Lease Appropriation
Series A
5.00%, 10/01/18	(AGM)	200	230,732
5.00%, 10/01/29	(Call 10/01/19) (AGM)	1,000	1,040,690
5.25%, 10/01/20	(Call 10/01/19) (AGM)	355	412,872

36,485,848
CALIFORNIA—23.23%
Alameda Corridor Transportation Authority RB Transit Revenue Series A
0.00%, 10/01/14	(AMBAC)	250	225,155
Alvord Unified School District GO Series B
0.00%, 08/01/36	(AGM)	2,000	421,740
Anaheim Public Financing Authority RB Lease Abatement
0.00%, 09/01/32	(AGM)	3,040	748,326
Bay Area Governments Association RB Transit Revenue
5.00%, 08/01/17	(Call 08/01/14) (NPFGC-FGIC)	1,300	1,354,201
Bay Area Toll Authority RB Highway Revenue Tolls
5.00%, 04/01/28	(Call 04/01/19)	1,425	1,531,618
5.00%, 04/01/34	(Call 04/01/18)	500	520,330
5.13%, 04/01/39	(Call 04/01/19)	825	862,315
5.63%, 04/01/44	(Call 04/01/19)	1,295	1,400,206
Series F
5.00%, 04/01/17	(Call 04/01/16)	150	172,026
5.00%, 04/01/21	(Call 04/01/16)	250	281,773
5.00%, 04/01/23	(Call 04/01/16)	275	307,302
5.00%, 04/01/25	(Call 04/01/16)	2,000	2,196,360
5.00%, 04/01/26	(Call 04/01/16)	1,200	1,313,400
5.00%, 04/01/31	(Call 04/01/16)	3,100	3,257,480
Series S-2
5.00%, 10/01/42	(Call 10/01/20)	1,010	1,014,232
California Educational Facilities Authority RB College & University Revenue Series T-1
5.00%, 03/15/39		120	149,519
California Infrastructure & Economic Development Bank RB Highway Revenue Tolls
5.00%, 07/01/23	(AGM)	2,845	3,550,076
5.00%, 07/01/24	(FGIC)	2,500	3,114,600
5.00%, 07/01/29	(PR 01/01/28) (FGIC)	3,600	4,471,524
5.00%, 07/01/33	(PR 01/01/28) (AMBAC)	1,000	1,242,090

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

November 30, 2011

5.00%, 07/01/36	(PR 01/01/28) (AMBAC)	500	621,045
5.13%, 07/01/37	(PR 07/01/26) (AMBAC)	470	588,543
5.25%, 07/01/21	(PR 07/01/13) (AGM)	850	915,391
California State Department of Transportation RB Federal Grant Revenue
Series A
5.00%, 02/01/12	(NPFGC-FGIC)	200	201,624
5.00%, 02/01/13	(NPFGC-FGIC)	1,810	1,903,450
California State Department of Water Resources RB Electric Power & Light Revenues
Series A
5.25%, 05/01/20	(PR 05/01/12) (NPFGC)	3,300	3,402,201
5.38%, 05/01/17	(PR 05/01/12) (XLCA)	1,500	1,547,235
5.38%, 05/01/18	(PR 05/01/12) (AMBAC)	1,000	1,031,490
5.38%, 05/01/22	(PR 05/01/12)	500	515,745
5.50%, 05/01/14	(PR 05/01/12) (AMBAC)	2,400	2,476,824
5.50%, 05/01/15	(PR 05/01/12) (AMBAC)	7,385	7,621,394
5.75%, 05/01/17	(PR 05/01/12)	12,675	13,094,035
6.00%, 05/01/14	(PR 05/01/12)	1,500	1,551,165
Series H
5.00%, 05/01/22	(Call 05/01/18)	4,700	5,304,749
Series K
5.00%, 05/01/18		2,040	2,423,296
Series L
4.00%, 05/01/15		100	109,872
5.00%, 05/01/12		2,030	2,070,316
5.00%, 05/01/14		1,900	2,092,128
5.00%, 05/01/15		1,000	1,132,210
5.00%, 05/01/16		1,000	1,158,400
5.00%, 05/01/17		520	612,633
5.00%, 05/01/18		1,100	1,306,679
5.00%, 05/01/19		450	537,750
5.00%, 05/01/20		2,500	2,999,125
5.00%, 05/01/21	(Call 05/01/20)	1,000	1,179,910
5.00%, 05/01/22	(Call 05/01/20)	1,180	1,373,874
Series M
4.00%, 05/01/14		1,600	1,723,520
4.00%, 05/01/16		1,500	1,673,385
4.00%, 05/01/19		500	562,640
5.00%, 05/01/13		750	797,865
5.00%, 05/01/15		1,000	1,132,210
Series N
5.00%, 05/01/13		1,000	1,063,820
California State Department of Water Resources RB Water Revenue
5.00%, 05/01/21	(Call 05/01/18)	1,000	1,140,650
5.00%, 05/01/22	(Call 05/01/18)	1,445	1,630,928
Series AE
5.00%, 12/01/24	(Call 06/01/18)	650	729,755
5.00%, 12/01/27	(Call 06/01/18)	500	547,235
5.00%, 12/01/28	(Call 06/01/18)	695	755,583
Series G-4
5.00%, 05/01/16		1,250	1,448,000
California State Public Works Board RB Lease Abatement
5.00%, 12/01/19	(AMBAC)	20	21,714
5.25%, 01/01/16	(AMBAC)	1,350	1,498,311
6.25%, 04/01/34	(Call 04/01/19)	1,725	1,849,355
Series A-1

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

November 30, 2011

6.00%, 03/01/35	(Call 03/01/20)	1,000	1,063,380
Series G-1
5.75%, 10/01/30	(Call 10/01/19)	2,025	2,114,302
California State Public Works Board RB Lease Revenue
5.13%, 06/01/29	(Call 06/01/14)	580	581,682
5.25%, 06/01/30	(Call 06/01/15)	2,100	2,110,647
Series C
5.25%, 06/01/28	(Call 12/01/13)	1,570	1,578,572
Series D
5.00%, 12/01/23	(Call 12/01/21)	1,500	1,576,410
5.00%, 12/01/31	(Call 12/01/21)	500	489,480
Series G
5.00%, 12/01/31	(Call 12/01/21)	750	785,475
California State University RB College & University Revenue Series A
5.00%, 11/01/30	(Call 05/01/15) (AMBAC)	1,365	1,406,414
5.25%, 11/01/34	(Call 05/01/19)	500	522,770
5.25%, 11/01/38	(Call 05/01/19)	2,500	2,597,875
California Statewide Communities Development Authority RB Miscellaneous Revenue
4.00%, 06/15/13		750	784,973
5.00%, 06/15/13		8,200	8,707,580
Chabot-Las Positas Community College District GO
5.00%, 08/01/31	(Call 08/01/16) (AMBAC)	5,145	5,310,978
Series C
0.00%, 08/01/32		500	140,745
City & County of San Francisco COP Lease Abatement Series A
5.00%, 04/01/29	(Call 04/01/19)	500	516,705
City & County of San Francisco GO
Series 2008
2.85%, 06/15/12		1,000	1,013,930
Series R1
5.00%, 06/15/21		1,000	1,208,690
5.00%, 06/15/22	(Call 12/15/21)	1,000	1,197,120
City of Bakersfield RB Sewer Revenue Series A
5.00%, 09/15/32	(Call 09/15/17) (AGM)	3,550	3,659,446
City of Los Angeles GO Series B
5.00%, 09/01/19		1,000	1,190,920
City of Los Angeles RB Sewer Revenue Series A
5.00%, 06/01/34	(Call 06/01/15) (NPFGC)	4,000	4,115,040
5.00%, 06/01/39	(Call 06/01/19)	500	523,875
City of San Jose RB Port Airport & Marina Revenue
Series B
5.00%, 03/01/37	(Call 03/01/17) (AMBAC)	1,390	1,362,534
Series D
5.00%, 03/01/28	(Call 03/01/14) (NPFGC)	1,000	1,004,570
City of Vernon RB Electric Power & Light Revenues Series A
5.13%, 08/01/21	(Call 08/01/19)	105	104,399
County of Sacramento RB Port Airport & Marina Revenue
5.00%, 07/01/40	(Call 07/01/20)	1,145	1,153,691
Series B
5.75%, 07/01/39	(Call 07/01/18)	1,250	1,318,487
Series C

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

November 30, 2011

6.00%, 07/01/41	(Call 07/01/18)	1,705	1,809,892
County of Solano COP Lease Abatement
5.00%, 11/01/32	(PR 11/01/12) (NPFGC)	1,500	1,564,965
Cucamonga Valley Water District RB Water Revenue Series A
5.38%, 09/01/35	(Call 09/01/21) (AGM)	750	817,365
Desert Community College District GO Series C
5.00%, 08/01/37	(Call 08/01/17) (AGM)	1,620	1,660,856
East Bay Municipal Utility District RB Water Revenue
Series A
5.00%, 06/01/35	(Call 06/01/15) (NPFGC)	1,100	1,162,799
5.00%, 06/01/37	(Call 06/01/17) (NPFGC-FGIC)	275	292,273
Eastern Municipal Water District COP Water Revenue Series H
5.00%, 07/01/35	(Call 07/01/18)	500	514,955
Escondido Union High School District GO Series C
0.00%, 08/01/51		1,000	81,660
Foothill-De Anza Community College District GO Series C
5.00%, 08/01/40	(Call 08/01/21)	1,000	1,053,230
Foothill-Eastern Transportation Corridor Agency RB Highway Revenue Tolls
0.00%, 01/15/17	(Call 01/03/12) (NPFGC)	160	119,182
0.00%, 01/15/30	(Call 10/03/11) (NPFGC)	435	133,371
5.75%, 01/15/40	(Call 03/31/11)	3,000	2,776,200
Series A
0.00%, 01/01/15		500	485,735
0.00%, 01/01/20		235	196,735
0.00%, 01/01/23		500	366,560
0.00%, 01/01/26		1,500	939,405
0.00%, 01/01/28		1,500	848,955
Los Angeles Community College District GO
Series A
5.00%, 08/01/27	(Call 08/01/17) (NPFGC-FGIC)	2,000	2,129,680
5.00%, 08/01/32	(Call 08/01/17) (NPFGC-FGIC)	700	729,743
6.00%, 08/01/33	(Call 08/01/19)	1,000	1,133,030
Series F-1
5.00%, 08/01/33	(Call 08/01/18)	1,000	1,043,690
Los Angeles Convention & Exhibit Center Authority RB Lease Abatement
Series A
5.00%, 08/15/20	(Call 08/15/18)	2,000	2,169,660
5.13%, 08/15/22	(Call 08/15/18)	1,050	1,123,301
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue
Series B
5.00%, 07/01/14		1,065	1,179,253
5.00%, 07/01/15		900	1,025,469
5.00%, 07/01/17		300	355,440
Los Angeles County Sanitation Districts Financing Authority RB Sewer Revenue
5.00%, 10/01/34	(Call 10/01/15) (NPFGC-FGIC)	1,500	1,509,255
Series A
5.00%, 10/01/20		1,000	1,219,670
Los Angeles Department of Airports RB Port Airport & Marina Revenue

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

November 30, 2011

5.00%, 05/15/40	(Call 05/15/20)	3,700	3,873,937
5.25%, 05/15/33	(Call 05/15/20)	1,000	1,075,560
Series A
5.25%, 05/15/39	(Call 05/15/19)	1,000	1,062,670
Series B
5.00%, 05/15/40	(Call 05/15/20)	3,000	3,102,360
Los Angeles Department of Water & Power RB Electric Power & Light Revenues
Series A
5.00%, 07/01/14		1,000	1,105,650
5.00%, 07/01/22	(Call 07/01/21)	500	593,065
5.00%, 07/01/30	(Call 07/01/13)	1,400	1,428,924
Series A-1
5.25%, 07/01/38	(Call 07/01/18)	5,825	6,183,820
Series B
5.25%, 07/01/24	(Call 07/01/19)	1,645	1,878,837
Los Angeles Department of Water & Power RB Water Revenue
Series A-1
5.00%, 07/01/38	(Call 07/01/17) (AMBAC)	1,800	1,857,402
Series A-2
5.00%, 07/01/44	(Call 07/01/17) (AMBAC)	1,200	1,226,328
Los Angeles Municipal Improvement Corp. RB Lease Abatement Series B1
4.75%, 08/01/37	(Call 08/01/14) (NPFGC-FGIC)	295	278,279
Los Angeles Unified School District GO
Series A
5.00%, 07/01/13	(NPFGC)	875	934,955
5.00%, 07/01/22	(PR 07/01/13) (AGM)	6,135	6,582,794
5.00%, 07/01/23	(PR 07/01/13) (AGM)	1,000	1,072,990
5.00%, 07/01/24	(PR 07/01/13) (AGM)	1,000	1,072,990
5.00%, 01/01/28	(PR 07/01/13) (NPFGC)	1,400	1,502,186
5.25%, 07/01/14	(Call 07/01/13) (NPFGC)	900	969,237
5.25%, 07/01/20	(PR 07/01/13) (AGM)	2,075	2,234,630
Series A-1
4.50%, 07/01/22	(Call 07/01/17) (AGM)	2,700	2,876,040
4.50%, 07/01/25	(Call 07/01/17) (NPFGC)	2,900	2,974,037
Series B
5.00%, 07/01/16	(AGM)	600	691,722
5.00%, 07/01/22	(Call 07/01/16) (FGIC)	200	219,288
5.00%, 07/01/23	(Call 07/01/16) (FGIC)	500	545,015
Series D
5.00%, 01/01/34	(Call 07/01/19)	250	260,068
5.20%, 07/01/29	(Call 07/01/19)	1,000	1,073,420
Series E
4.75%, 07/01/32	(Call 07/01/17) (AGM)	6,300	6,370,623
5.13%, 07/01/22	(PR 07/01/12) (NPFGC)	500	514,265
5.13%, 01/01/27	(PR 07/01/12) (NPFGC)	2,500	2,571,325
Series F

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

November 30, 2011

5.00%, 01/01/28	(PR 07/01/13) (FGIC)	700	751,093
Series I
5.00%, 07/01/27	(Call 07/01/19)	3,000	3,208,710
M-S-R Public Power Agency RB Electric Power & Light Revenues Series L
5.00%, 07/01/19	(Call 07/01/18) (AGM)	300	347,271
Mendocino-Lake Community College District GO Series B
0.00%, 08/01/51	(AGM)	750	58,868
Merced Union High School District GO Series C
0.00%, 08/01/46	(Call 08/01/21)	1,500	129,735
Metropolitan Water District of Southern California RB Water Revenue
5.75%, 08/10/18		2,500	2,957,450
Series C
5.00%, 10/01/26	(Call 10/01/21)	1,000	1,150,830
5.00%, 07/01/35	(Call 07/01/16)	2,400	2,496,504
Modesto Irrigation District COP Lease Revenue Series A
6.00%, 10/01/39	(Call 04/01/19)	500	537,975
Mount Diablo Unified School District GO Series A
0.00%, 08/01/35	(Call 08/01/25) (AGM)	1,500	801,930
Newport Mesa Unified School District GO
0.00%, 08/01/38		1,500	311,610
Orange County Public Financing Authority RB Lease Abatement
5.00%, 07/01/16	(NPFGC)	1,000	1,148,560
Orange County Sanitation District COP Sewer Revenue Series A
5.00%, 02/01/39	(Call 02/01/19)	500	524,515
Peralta Community College District GO Series C
5.00%, 08/01/39	(Call 08/01/19)	500	505,360
Pomona Public Financing Authority RB Water Revenue Series AY
5.00%, 05/01/47	(Call 05/01/17) (AMBAC)	625	612,469
Poway Unified School District GO
0.00%, 08/01/33		1,000	266,870
0.00%, 08/01/41		1,500	238,140
0.00%, 08/01/46		1,250	146,025
0.00%, 08/01/51		1,250	102,075
Rio Hondo Community College District GO
0.00%, 08/01/42	(Call 08/01/34)	560	275,481
Sacramento City Financing Authority RB Lease Abatement
5.25%, 12/01/30	(AMBAC)	440	451,757
Series A
4.75%, 05/01/23	(Call 03/31/11) (AMBAC)	180	179,836
Sacramento Municipal Utility District RB Electric Power & Light Revenues
Series U
5.00%, 08/15/27	(Call 08/15/18) (AGM)	3,875	4,147,877
Series X
5.00%, 08/15/25	(Call 08/15/21)	1,000	1,091,520

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

November 30, 2011

San Diego Community College District GO
5.00%, 08/01/30	(Call 08/01/17) (AGM)	900	951,282
San Diego County Water Authority COP Water Revenue Series A
5.00%, 05/01/33	(Call 05/01/18) (AGM)	3,800	3,965,034
San Diego Public Facilities Financing Authority RB Sewer Revenue
Series A
5.25%, 05/15/39	(Call 05/15/19)	1,000	1,054,180
Series B
5.00%, 05/15/22	(Call 05/15/19)	2,000	2,281,440
San Diego Public Facilities Financing Authority RB Water Revenue Series B
5.50%, 08/01/39	(Call 08/01/19)	700	758,618
San Diego Regional Building Authority RB Lease Abatement
5.38%, 02/01/36	(Call 02/01/19)	1,500	1,598,490
San Diego Unified School District GO
0.00%, 07/01/43		1,180	172,044
0.00%, 07/01/44		1,800	246,924
Series D-2
4.75%, 07/01/27	(Call 07/01/15) (AGM)	3,595	3,704,360
Series F-1
4.50%, 07/01/29	(Call 07/01/16) (AGM)	1,200	1,214,280
San Francisco Bay Area Rapid Transit District GO Series B
5.00%, 08/01/32	(Call 08/01/17)	1,400	1,478,316
San Francisco City & County Airports Commission RB Port Airport & Marina Revenue
Series A
4.90%, 05/01/29	(Call 11/01/19)	1,000	1,033,370
Series E
6.00%, 05/01/39	(Call 05/01/19)	4,000	4,427,880
Series F
5.00%, 05/01/35	(Call 05/01/20)	500	511,710
San Francisco City & County Public Utilities Commission RB Water Revenue
Series A
4.75%, 11/01/36	(Call 05/01/16) (AGM)	2,000	2,005,460
5.00%, 11/01/30	(Call 11/01/21)	500	542,300
5.00%, 11/01/35	(Call 11/01/19)	1,000	1,043,800
Series B
5.00%, 11/01/39	(Call 11/01/19)	1,000	1,048,580
San Joaquin County Transportation Authority RB Sales Tax Revenue Series A
5.50%, 03/01/41	(Call 03/01/21)	500	544,575
San Joaquin Hills Transportation Corridor Agency RB Highway Revenue Tolls
0.00%, 01/01/19		500	436,070
San Jose Financing Authority RB Lease Abatement Series B
5.00%, 06/01/27	(Call 06/01/12) (AMBAC)	1,000	1,004,140
San Jose Redevelopment Agency TA Tax Increment/Allocation Revenue
Series C
5.00%, 08/01/25	(Call 08/01/17) (NPFGC)	1,000	929,580
Series D
5.00%, 08/01/21	(Call 08/01/17) (AMBAC)	770	752,644
5.00%, 08/01/23	(Call 08/01/17) (AMBAC)	500	473,280
San Mateo County Community College District GO

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

November 30, 2011

Series B
5.00%, 09/01/31	(Call 09/01/16)	3,750	3,942,112
5.00%, 09/01/38	(Call 09/01/16)	1,700	1,751,289
San Mateo Joint Powers Financing Authority RB Lease Abatement Series A
5.00%, 07/15/33	(Call 07/15/18)	750	765,210
San Mateo Union High School District GO
0.00%, 09/01/33		500	191,625
0.00%, 09/01/41	(Call 09/01/36)	460	173,245
Series A
0.00%, 07/01/51	(Call 09/01/41)	1,500	376,920
Santa Clara County Financing Authority RB Lease Abatement Series L
5.25%, 05/15/36	(Call 05/15/18)	500	525,380
Santa Clara Valley Transportation Authority RB Sales Tax Revenue Series A
5.00%, 04/01/32	(Call 04/01/17) (AMBAC)	1,400	1,455,006
Southern California Public Power Authority RB Electric Power & Light Revenues
0.00%, 07/01/15	(NPFGC)	500	459,425
5.00%, 07/01/18		1,500	1,775,865
5.00%, 07/01/22	(Call 07/01/20)	2,000	2,300,760
5.00%, 07/01/30	(Call 07/01/20)	1,500	1,595,715
6.75%, 07/01/13		1,200	1,303,512
Series A-2003-1
5.00%, 07/01/33	(PR 07/01/13) (AMBAC)	625	670,619
State of California GO
3.00%, 09/01/13		500	518,240
3.20%, 04/01/13		300	309,486
3.50%, 10/01/17		1,000	1,064,040
4.00%, 11/01/13		1,000	1,058,580
4.00%, 09/01/14	(NPFGC)	500	537,550
4.00%, 08/01/15		200	217,312
4.00%, 07/01/16	(Call 07/01/12)	750	763,380
4.00%, 09/01/17		295	321,588
4.50%, 08/01/26	(Call 02/01/17)	1,650	1,670,410
4.50%, 08/01/27	(Call 02/01/17)	2,000	2,013,640
4.50%, 08/01/30	(Call 02/01/17)	3,000	2,981,100
4.75%, 04/01/18		280	316,574
5.00%, 02/01/12		710	715,474
5.00%, 03/01/12		3,085	3,120,385
5.00%, 05/01/12		865	881,374
5.00%, 09/01/12		230	237,705
5.00%, 11/01/12		500	520,295
5.00%, 03/01/13		1,910	2,009,969
5.00%, 05/01/13		1,300	1,376,219
5.00%, 03/01/14		1,600	1,737,216
5.00%, 03/01/14	(NPFGC-FGIC)	165	179,150
5.00%, 05/01/14		1,125	1,227,589
5.00%, 08/01/14		660	725,538
5.00%, 03/01/15		500	557,215
5.00%, 04/01/15		1,500	1,674,345
5.00%, 11/01/15		1,500	1,685,805
5.00%, 12/01/15		380	417,904
5.00%, 03/01/16		2,845	3,207,197
5.00%, 04/01/16		600	677,532
5.00%, 05/01/16	(Call 05/01/15)	300	330,717
5.00%, 08/01/16		200	227,324
5.00%, 10/01/16		850	969,153
5.00%, 11/01/16	(AMBAC)	345	393,969
5.00%, 12/01/16		200	228,746
5.00%, 03/01/17	(Call 03/01/15)	3,100	3,375,528

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

November 30, 2011

5.00%, 04/01/17		725	827,479
5.00%, 05/01/17	(Call 05/01/15)	550	600,413
5.00%, 06/01/17	(Call 06/01/15)	4,750	5,191,655
5.00%, 06/01/17	(XLCA)	400	457,168
5.00%, 03/01/18		400	457,588
5.00%, 04/01/18		2,650	3,034,727
5.00%, 05/01/18	(Call 05/01/15)	1,620	1,783,053
5.00%, 06/01/18	(Call 06/01/17) (NPFGC)	1,000	1,126,360
5.00%, 08/01/18	(Call 02/01/17)	295	329,878
5.00%, 03/01/19	(Call 03/01/15)	6,125	6,693,829
5.00%, 04/01/19	(Call 04/01/18)	1,150	1,303,260
5.00%, 10/01/19		1,000	1,155,850
5.00%, 11/01/20	(Call 11/01/17) (NPFGC)	500	569,140
5.00%, 12/01/20	(Call 12/01/16)	510	569,813
5.00%, 03/01/21	(Call 03/01/16)	1,300	1,421,992
5.00%, 08/01/21	(Call 02/01/17)	900	983,766
5.00%, 10/01/21	(Call 10/01/19)	1,800	2,024,244
5.00%, 11/01/21	(Call 11/01/17)	250	280,690
5.00%, 08/01/22	(Call 02/01/17)	320	351,274
5.00%, 12/01/22	(Call 12/01/16)	250	273,395
5.00%, 06/01/23	(Call 12/01/14) (AMBAC)	1,000	1,065,170
5.00%, 08/01/23	(Call 02/01/17)	340	370,369
5.00%, 10/01/23	(Call 03/31/11)	500	501,450
5.00%, 02/01/24	(Call 08/01/13)	2,000	2,104,400
5.00%, 08/01/24	(Call 02/01/17)	750	812,220
5.00%, 04/01/25	(Call 04/01/18)	1,050	1,112,423
5.00%, 08/01/25	(Call 02/01/17)	2,850	3,053,632
5.00%, 11/01/25	(Call 11/01/20)	500	539,910
5.00%, 12/01/26	(Call 12/01/16)	1,250	1,326,525
5.00%, 02/01/27	(AMBAC)	550	603,510
5.00%, 06/01/27	(Call 06/01/17) (NPFGC-FGIC)	2,000	2,084,860
5.00%, 03/01/28	(Call 03/01/16)	1,250	1,298,362
5.00%, 08/01/28	(Call 08/01/18)	250	260,923
5.00%, 10/01/29	(Call 10/01/19)	13,185	13,721,498
5.00%, 04/01/31	(PR 04/01/14) (AMBAC)	1,450	1,600,278
5.00%, 02/01/32	(Call 08/01/13)	1,000	1,007,570
5.00%, 06/01/32	(Call 06/01/17)	3,020	3,062,008
5.00%, 11/01/32	(Call 11/01/17)	2,995	3,039,296
5.00%, 06/01/37	(Call 06/01/17)	5,250	5,252,467
5.00%, 11/01/37	(Call 11/01/17)	6,100	6,102,867
5.00%, 12/01/37	(Call 12/01/17)	4,815	4,817,456
5.00%, 04/01/38	(Call 04/01/18)	1,835	1,835,862
5.00%, 10/01/41	(Call 10/01/21)	3,000	2,981,370
5.13%, 03/01/25	(Call 03/01/18)	560	596,747
5.13%, 02/01/28	(PR 02/01/14)	1,200	1,318,116
5.13%, 04/01/33	(Call 04/01/18)	2,975	3,030,335
5.25%, 02/01/14	(Call 08/01/13)	175	186,926
5.25%, 10/01/20	(Call 10/01/19)	1,160	1,340,310
5.25%, 10/01/21	(Call 10/01/19)	1,000	1,141,790
5.25%, 09/01/22		300	351,183
5.25%, 02/01/23		250	290,500
5.25%, 09/01/23	(Call 09/01/21)	4,790	5,465,821
5.25%, 09/01/24	(Call 09/01/21)	2,000	2,246,000
5.25%, 10/01/29	(Call 10/01/19)	3,400	3,594,208
5.25%, 08/01/32	(AGM)	1,675	1,821,462
5.25%, 04/01/34	(PR 04/01/14)	1,000	1,109,430
5.25%, 03/01/38	(Call 03/01/18)	5,750	5,847,520
5.50%, 04/01/19		155	183,737

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

November 30, 2011

5.50%, 04/01/21	(Call 04/01/19)	315	363,091
5.50%, 04/01/23	(Call 04/01/19)	2,000	2,254,660
5.50%, 08/01/30	(Call 08/01/18)	485	523,950
5.50%, 11/01/39	(Call 11/01/19)	1,490	1,554,994
5.50%, 03/01/40	(Call 03/01/20)	500	522,195
5.75%, 04/01/27	(Call 04/01/19)	1,000	1,114,960
5.75%, 04/01/28	(Call 04/01/19)	1,700	1,889,703
5.75%, 04/01/31	(Call 04/01/19)	2,200	2,419,076
6.00%, 03/01/33	(Call 03/01/20)	1,000	1,120,670
6.00%, 04/01/38	(Call 04/01/19)	16,350	18,071,001
6.00%, 11/01/39	(Call 11/01/19)	5,500	6,113,910
6.50%, 04/01/33	(Call 04/01/19)	4,700	5,476,064
Series A
4.25%, 07/01/17		1,080	1,219,763
5.00%, 07/01/12	(NPFGC)	695	714,321
5.00%, 07/01/15	(Call 07/01/14) (NPFGC)	600	662,658
5.00%, 07/01/17		625	731,406
5.00%, 07/01/18		3,950	4,618,261
5.00%, 07/01/20	(Call 07/01/19)	2,930	3,399,210
5.00%, 07/01/22	(Call 07/01/16)	5,315	5,787,344
5.25%, 07/01/12		1,635	1,682,153
5.25%, 07/01/13		1,500	1,608,690
5.25%, 07/01/13	(NPFGC)	3,065	3,295,762
5.25%, 07/01/14		3,205	3,577,500
5.25%, 07/01/14	(NPFGC-FGIC)	2,500	2,780,750
Series B
5.00%, 07/01/23		1,800	1,979,460
Turlock Irrigation District RB Electric Power & Light Revenues Series A
5.00%, 01/01/40	(Call 01/01/20)	2,000	2,026,460
University of California RB College & University Revenue
Series D
5.00%, 05/15/37	(Call 05/15/16) (NPFGC-FGIC)	1,885	1,922,813
5.00%, 05/15/41	(Call 05/15/16) (NPFGC-FGIC)	250	254,653
Series G
4.75%, 05/15/35	(Call 05/15/13) (NPFGC-FGIC)	460	462,958
Series J
4.50%, 05/15/26	(Call 05/15/15) (AGM)	1,500	1,533,405
4.50%, 05/15/31	(Call 05/15/15) (AGM)	2,000	1,974,420
4.50%, 05/15/35	(Call 05/15/15) (AGM)	1,220	1,167,125
5.00%, 05/15/14	(NPFGC)	150	165,782
Series Q
5.00%, 05/15/21	(Call 05/15/17)	300	340,710

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

November 30, 2011

University of California RB Health Hospital Nursing Home Revenue Series A
4.75%, 05/15/31	(Call 05/15/15) (NPFGC)	1,250	1,254,950
Ventura County Community College District GO Series C
5.50%, 08/01/33	(Call 08/01/18)	150	163,140
Whittier Union High School District GO
0.00%, 08/01/34	(Call 08/01/19)	500	113,975
William S Hart Union High School District GO Series B
0.00%, 08/01/34	(AGM)	500	119,880
Yosemite Community College District GO Series C
5.00%, 08/01/28	(Call 08/01/18) (AGM)	1,000	1,056,780

			547,904,202
COLORADO—1.00%
City & County of Denver RB Port Airport & Marina Revenue Series A
5.00%, 11/15/21	(Call 11/15/20)	1,000	1,158,040
5.25%, 11/15/36	(Call 11/15/19)	200	212,134
City of Aurora RB Water Revenue Series A
5.00%, 08/01/39	(Call 08/01/17) (AMBAC)	1,000	1,044,030
Colorado Department of Transportation RB Highway Revenue Tolls Series B
5.00%, 12/15/15	(NPFGC-FGIC)	5,870	6,779,322
Colorado State Higher Education Capital Construction Lease Purchase Financing Program COP Lease Non-Terminable
5.25%, 11/01/23		500	545,415
Denver City & County School District No. 1 GO Series A
5.50%, 12/01/23	(NPFGC-FGIC)	540	690,044
E-470 Public Highway Authority RB Highway Revenue Tolls
0.00%, 09/01/40		850	106,675
0.00%, 09/01/41		1,000	115,430
Series B
0.00%, 09/01/16	(NPFGC)	765	609,269
0.00%, 09/01/19	(NPFGC)	435	283,120
0.00%, 09/01/20	(NPFGC)	715	434,069
0.00%, 09/01/23	(NPFGC)	165	80,259
0.00%, 09/01/24	(NPFGC)	1,000	449,470
0.00%, 09/01/29	(NPFGC)	2,500	757,525
Jefferson County School District R-1 GO
5.00%, 12/15/18	(SAW)	500	604,560
5.00%, 12/15/22	(PR 12/15/14) (AGM)	3,535	3,995,646
5.00%, 12/15/24	(PR 12/15/14) (AGM)	540	610,367
Regional Transportation District COP Lease Renewal Series A
5.38%, 06/01/31	(Call 06/01/20)	500	529,900
Regional Transportation District RB Sales Tax Revenue Series A
4.50%, 11/01/34	(Call 11/01/17) (AGM)	3,475	3,455,193
State of Colorado Building Excellent Schools Today COP Series G
5.00%, 03/15/32		1,000	1,053,870

			23,514,338

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

November 30, 2011

CONNECTICUT—0.96%
State of Connecticut GO
Series A
4.00%, 01/01/13		1,465	1,522,750
5.00%, 01/01/14		4,800	5,234,016
5.00%, 01/01/16		500	577,270
5.00%, 02/15/25	(Call 02/15/19)	2,660	3,080,466
Series B
5.00%, 05/01/16		500	581,865
5.00%, 05/15/21		1,000	1,220,050
5.25%, 06/01/20	(AMBAC)	790	977,649
Series C
5.00%, 12/01/15		500	577,345
5.50%, 12/15/13		1,000	1,100,750
5.50%, 12/15/15		275	323,287
Series D
5.00%, 01/01/14		1,000	1,090,420
5.00%, 11/01/19		1,000	1,218,700
5.00%, 11/01/31	(Call 11/01/21)	2,000	2,203,700
Series E
5.00%, 12/15/18	(Call 12/15/16)	230	268,339
5.50%, 11/15/12		950	997,709
State of Connecticut ST Sales Tax Revenue
5.50%, 10/01/12	(NPFGC-FGIC)	500	521,695
Series 1
5.00%, 02/01/19		1,000	1,201,200

			22,697,211
DISTRICT OF COLUMBIA—0.79%
District of Columbia GO
Series A
4.50%, 06/01/37	(Call 06/01/17) (NPFGC-FGIC)	3,600	3,481,704
Series C
5.00%, 06/01/16	(AGM)	1,000	1,159,980
District of Columbia RB College & University Revenue
5.25%, 04/01/34	(Call 10/01/18)	1,000	1,077,970
Series A
4.50%, 04/01/42	(Call 04/01/17) (AMBAC)	1,100	1,061,115
District of Columbia RB Income Tax Revenue
Series A
5.00%, 12/01/25	(Call 06/01/20)	1,000	1,136,420
5.00%, 12/01/26	(Call 06/01/20)	500	562,575
5.00%, 12/01/27	(Call 06/01/20)	500	557,860
5.00%, 12/01/31	(Call 06/01/20)	500	540,230
Series C
5.00%, 12/01/12		400	418,648
District of Columbia RB Miscellaneous Revenue
Series A
5.25%, 12/01/34	(Call 12/01/19)	1,370	1,495,108
Series B
5.00%, 12/01/25	(Call 12/01/19)	400	454,168
District of Columbia RB Recreational Revenue Series B-1
5.00%, 02/01/31	(Call 02/01/16) (NPFGC-FGIC)	1,000	977,030
District of Columbia Water & Sewer Authority RB Sewer Revenue Series A
5.50%, 10/01/39	(Call 10/01/18)	1,000	1,085,150
6.00%, 10/01/35	(Call 10/01/18)	500	586,185

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

November 30, 2011

District of Columbia Water & Sewer Authority RB Water Revenue
5.00%, 10/01/33	(Call 10/01/13) (NPFGC-FGIC)	920	958,658
Metropolitan Washington Airports Authority RB Highway Revenue Tolls Series A
0.00%, 10/01/37		3,000	574,620
5.25%, 10/01/44	(Call 10/01/19)	2,180	2,256,257
Washington Convention Center Authority RB Miscellaneous Taxes Series A
4.50%, 10/01/30	(Call 10/01/16) (AMBAC)	200	189,278

			18,572,956
FLORIDA—3.75%
Broward County School Board COP Lease Renewal Series A
5.00%, 07/01/21		1,000	1,103,230
Broward County Water & Sewer Utility Revenue RB Water Revenue Series A
5.25%, 10/01/34	(Call 10/01/18)	500	533,335
City of Cape Coral Water & Sewer Revenue RB Water Revenue Series A
5.00%, 10/01/42	(Call 10/01/21) (AGM)	1,000	1,011,790
City of Gainesville RB Multiple Utility Revenue Series A
5.00%, 10/01/35	(PR 10/01/15) (AGM)	1,250	1,441,775
City of Jacksonville RB Sales Tax Revenue
5.00%, 10/01/31	(Call 10/01/11) (NPFGC)	1,260	1,263,578
City of Tallahassee RB Water Revenue
5.00%, 10/01/37	(Call 10/01/17)	1,750	1,808,888
County of Broward RB Port Airport & Marina Revenue Series O
5.38%, 10/01/29	(Call 10/01/19)	1,560	1,641,838
County of Miami-Dade GO Series B-1
5.63%, 07/01/38	(Call 07/01/18)	1,000	1,066,990
County of Miami-Dade RB Miscellaneous Revenue Series B
5.00%, 10/01/35	(Call 10/01/15) (NPFGC)	1,125	1,138,219
County of Miami-Dade RB Miscellaneous Taxes Series A
0.00%, 10/01/24	(Call 03/31/11) (NPFGC)	375	178,335
County of Miami-Dade RB Port Airport & Marina Revenue
Series A
5.00%, 10/01/29	(Call 10/01/20)	3,000	3,070,830
5.38%, 10/01/35	(Call 10/01/20)	1,000	1,032,220
5.38%, 10/01/41	(Call 10/01/20)	4,000	4,094,320
Series B
5.00%, 10/01/41	(Call 10/01/20)	1,000	993,790
County of Miami-Dade RB Water Revenue
5.00%, 10/01/39	(Call 10/01/20) (AGM)	3,475	3,605,451
Series C
5.38%, 10/01/24	(Call 10/01/18)	2,500	2,804,800
County of Palm Beach RB Miscellaneous Revenue
5.00%, 05/01/38	(Call 05/01/18)	3,000	3,094,530
County of Seminole RB Water Revenue

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

November 30, 2011

5.00%, 10/01/31	(Call 10/01/16)	3,600	3,731,040
5.00%, 10/01/36	(Call 10/01/16)	2,020	2,065,975
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue Series A
5.00%, 07/01/12		5,530	5,673,780
5.00%, 07/01/15		210	229,148
5.00%, 07/01/16		2,040	2,254,526
Florida Municipal Power Agency RB Electric Power & Light Revenues Series A
5.00%, 10/01/31	(Call 10/01/18)	450	464,958
5.25%, 10/01/21	(Call 10/01/18)	180	203,846
Florida State Board of Education GO Series A
5.00%, 01/01/15		325	365,781
5.00%, 06/01/34	(Call 06/01/14)	1,000	1,051,380
Series C
5.00%, 06/01/22	(Call 06/01/19)	1,500	1,738,740
5.00%, 06/01/25	(Call 06/01/15) (GTD)	1,455	1,589,748
Series D
5.00%, 06/01/21	(Call 06/01/19)	1,000	1,188,110
5.00%, 06/01/37	(Call 06/01/17)	3,085	3,236,689
Florida State Board of Education RB Miscellaneous Revenue Series E
5.00%, 07/01/20		1,000	1,178,960
Florida State Department of Environmental Protection RB Sales Tax Revenue Series D
5.00%, 07/01/13		1,500	1,599,825
Florida State Department of Transportation RB Highway Revenue Tolls Series C
5.00%, 07/01/33	(Call 07/01/13)	1,000	1,017,900
Florida State Department of Transportation RB Transit Revenue Series A
4.75%, 07/01/31	(Call 07/01/16) (NPFGC)	350	356,692
JEA RB Electric Power & Light Revenues Series 21
5.00%, 10/01/20	(Call 04/01/15) (NPFGC)	500	552,305
Series 23
3.00%, 10/01/12		5,000	5,114,650
5.00%, 10/01/18		500	593,170
Series 3-D-2
5.00%, 10/01/38	(Call 04/01/20)	250	261,068
Miami-Dade County Expressway Authority RB Highway Revenue Tolls
5.00%, 07/01/39	(Call 07/01/16) (AMBAC)	1,000	1,002,800
Series A
5.00%, 07/01/40	(Call 07/01/20)	1,000	1,004,810
Miami-Dade County School Board COP Lease Renewal Series A
5.25%, 02/01/27	(Call 02/01/19) (AGM)	2,690	2,883,788
Series B
5.25%, 05/01/31	(Call 05/01/18) (AGM)	2,250	2,359,710

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

November 30, 2011

Orange County School Board COP Lease Appropriation Series A
5.00%, 08/01/32	(Call 08/01/17) (NPFGC-FGIC)	2,500	2,553,000
Orlando Utilities Commission RB Water Revenue Series B
5.00%, 10/01/33	(Call 04/01/19)	500	526,615
Orlando-Orange County Expressway Authority RB Highway Revenue Tolls
Series A
5.00%, 07/01/35	(Call 07/01/20)	2,000	2,063,300
5.00%, 07/01/40	(Call 07/01/20)	2,500	2,570,175
Series B
5.00%, 07/01/35	(Call 07/01/13) (AMBAC)	1,000	1,007,230
Palm Beach County School District COP Lease Appropriation
4.50%, 08/01/27	(Call 08/01/17) (AMBAC)	300	303,426
Palm Beach County School District COP Lease Renewal Series E
5.00%, 08/01/32	(Call 08/01/17) (NPFGC)	500	510,600
State of Florida GO Series A
5.00%, 06/01/18		500	600,320
5.00%, 06/01/21	(Call 06/01/20)	500	596,860
Series D
5.00%, 06/01/34	(Call 06/01/18)	2,000	2,113,920
Tampa Bay Water RB Water Revenue
5.00%, 10/01/38	(Call 10/01/18)	2,000	2,086,860
Series A
5.00%, 10/01/16		500	585,715
Series B
5.00%, 10/01/19		1,000	1,209,950

			88,331,289
GEORGIA—2.68%
Augusta-Richmond County RB Water Revenue
5.25%, 10/01/39	(Call 10/01/14) (AGM)	900	941,895
City of Atlanta RB Port Airport & Marina Revenue
Series A
5.00%, 01/01/21		1,000	1,154,560
Series B
5.00%, 01/01/18		685	785,277
5.00%, 01/01/21	(Call 01/01/20)	1,000	1,138,010
Series C
5.25%, 01/01/30	(Call 01/01/21)	1,835	1,935,246
City of Atlanta RB Sewer Revenue Series A
5.50%, 11/01/15	(NPFGC-FGIC)	500	570,475
6.00%, 11/01/26	(Call 11/01/19)	1,000	1,151,420
6.00%, 11/01/27	(Call 11/01/19)	1,000	1,142,590
6.00%, 11/01/28	(Call 11/01/19)	2,320	2,632,202
6.25%, 11/01/39	(Call 11/01/19)	2,750	3,036,687
County of DeKalb RB Water Revenue
Series A
5.00%, 10/01/35	(Call 10/01/13)	1,000	1,002,540
Series B
5.25%, 10/01/32	(Call 10/01/26) (AGM)	2,190	2,349,038

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

November 30, 2011

County of Fulton RB Water Revenue
5.00%, 01/01/35	(Call 01/01/14) (NPFGC-FGIC)	1,600	1,626,352
Georgia State Road & Tollway Authority RB Fuel Sales Tax Revenue Series A
5.00%, 06/01/18	(AGM)	900	1,075,680
Georgia State Road & Tollway Authority RB Highway Revenue Tolls
5.00%, 06/01/13	(NPFGC)	1,500	1,601,160
5.00%, 06/01/14	(NPFGC)	200	220,694
Georgia State Road & Tollway Authority RB Miscellaneous Taxes Series A
5.00%, 06/01/12		1,200	1,228,416
5.00%, 06/01/16		2,000	2,321,200
5.00%, 06/01/19		1,100	1,320,451
Gwinnett County School District GO
5.00%, 02/01/13		2,625	2,767,327
Metropolitan Atlanta Rapid Transit Authority RB Sales Tax Revenue Series B
5.00%, 07/01/27	(Call 07/01/17) (AGM)	3,025	3,241,439
5.00%, 07/01/28	(Call 07/01/17) (AGM)	950	1,012,273
5.00%, 07/01/37	(Call 07/01/17) (AGM)	4,400	4,522,760
Municipal Electric Authority of Georgia RB Electric Power & Light Revenues
Series A
5.00%, 11/01/24	(Call 11/01/20)	1,000	1,106,940
5.25%, 01/01/17		500	578,465
Series D
5.75%, 01/01/19	(Call 07/01/18)	2,000	2,400,480
5.75%, 01/01/20	(Call 07/01/18)	500	589,785
Series Y
6.40%, 01/01/13	(AMBAC)	115	118,007
State of Georgia GO
Series B
5.00%, 07/01/18	(Call 07/01/15)	1,090	1,239,690
5.00%, 01/01/20	(Call 01/01/19)	2,500	3,024,400
5.00%, 05/01/20	(PR 05/01/12)	500	510,020
5.00%, 01/01/24	(Call 01/01/19)	1,000	1,167,060
Series C
5.00%, 07/01/20	(Call 07/01/17)	2,000	2,328,120
5.50%, 07/01/14		625	703,469
5.50%, 07/01/16	(Call 07/01/14)	3,475	3,888,838
Series E
5.00%, 07/01/14		1,000	1,113,010
Series I
5.00%, 07/01/18		525	642,028
5.00%, 07/01/19		1,500	1,849,695
5.00%, 07/01/20		2,600	3,219,450

			63,257,149
GUAM—0.04%
Territory of Guam RB Miscellaneous Taxes Series A
5.00%, 01/01/31	(Call 01/01/22)	1,000	1,031,140

			1,031,140

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

November 30, 2011

HAWAII—0.86%
City & County of Honolulu RB Sewer Revenue Series A
5.00%, 07/01/36	(Call 07/01/16) (NPFGC)	2,800	2,893,632
State of Hawaii GO Series DG
5.00%, 07/01/13	(AMBAC)	3,815	4,089,642
5.00%, 07/01/15	(AMBAC)	2,200	2,510,046
Series DJ
5.00%, 04/01/25	(Call 04/01/17) (AMBAC)	1,000	1,103,620
Series DQ
5.00%, 06/01/22	(Call 06/01/19)	500	596,875
Series DY
5.00%, 02/01/18		1,000	1,196,040
Series DZ
5.00%, 12/01/22		1,000	1,204,040
5.00%, 12/01/23	(Call 12/01/21)	1,000	1,186,550
5.00%, 12/01/31	(Call 12/01/21)	1,000	1,097,340
State of Hawaii RB Port Airport & Marina Revenue Series A
5.00%, 07/01/39	(Call 07/01/20)	3,700	3,772,298
University of Hawaii RB College & University Revenue Series A
5.50%, 07/15/29	(PR 07/15/12) (FGIC)	500	516,370

			20,166,453
ILLINOIS—4.32%
Chicago Board of Education GO
Series A
5.00%, 12/01/41	(Call 12/01/21)	1,000	1,000,000
Series C
5.00%, 12/01/27	(Call 12/01/18) (AGM)	5,600	5,709,312
5.00%, 12/01/31	(PR 12/01/11) (AGM)	1,000	1,000,130
5.25%, 12/01/26	(Call 12/01/18)	145	151,293
Chicago Transit Authority RB Federal Grant Revenue
5.00%, 06/01/19	(Call 12/01/16) (AMBAC)	325	349,063
City of Chicago GO Series A
5.00%, 01/01/24	(Call 01/01/16) (AGM)	2,500	2,644,175
5.00%, 01/01/26	(Call 01/01/20) (AGM)	1,000	1,045,960
5.00%, 01/01/27	(Call 01/01/20) (AGM)	1,020	1,055,608
5.00%, 01/01/29	(Call 01/01/17) (NPFGC-FGIC)	900	911,646
5.00%, 01/01/34	(PR 01/01/14) (AGM)	1,650	1,802,807
5.00%, 01/01/40	(Call 01/01/21)	1,000	988,060
City of Chicago RB Port Airport & Marina Revenue Series A
5.00%, 01/01/21	(Call 01/01/16) (AMBAC)	500	532,425
5.00%, 01/01/33	(Call 01/01/16) (NPFGC-FGIC)	1,500	1,506,525

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

November 30, 2011

5.00%, 01/01/38	(Call 01/01/18) (AGM)	500	507,575
5.75%, 01/01/39	(Call 01/01/21)	500	542,675
Series B
5.00%, 01/01/19	(Call 01/01/17) (AGM)	1,270	1,410,475
5.00%, 01/01/20	(Call 01/01/17) (AGM)	510	559,031
5.25%, 01/01/15	(NPFGC-FGIC)	510	562,902
5.25%, 01/01/17	(NPFGC)	1,050	1,191,918
5.25%, 01/01/18	(NPFGC)	820	940,081
Series C
5.25%, 01/01/35	(Call 01/01/20) (AGM)	2,500	2,617,200
6.50%, 01/01/41	(Call 01/01/21)	1,115	1,276,173
Series F
5.00%, 01/01/35	(Call 01/01/20)	1,000	994,530
5.00%, 01/01/40	(Call 01/01/20)	610	594,695
City of Chicago RB Sales Tax Revenue Series A
5.00%, 01/01/41	(Call 01/01/22)	1,000	1,027,070
County of Cook GO
Series A
4.75%, 11/15/30	(Call 05/15/16) (AMBAC)	500	498,750
4.75%, 11/15/31	(Call 05/15/16) (AMBAC)	535	528,195
5.00%, 11/15/26	(Call 05/15/16) (AMBAC)	1,575	1,649,844
5.25%, 11/15/22	(Call 11/15/20)	1,000	1,112,420
Series B
5.00%, 11/15/29	(Call 11/15/14) (NPFGC)	765	776,949
Illinois Municipal Electric Agency RB Electric Power & Light Revenues Series A
5.00%, 02/01/35	(Call 02/01/17) (NPFGC-FGIC)	2,700	2,758,995
Illinois State Toll Highway Authority RB Highway Revenue Tolls
Series A
5.00%, 01/01/23	(Call 07/01/15) (AGM)	1,225	1,299,970
Series A-1
5.00%, 01/01/24	(Call 07/01/16) (AGM)	2,700	2,876,040
5.00%, 01/01/26	(PR 07/01/16) (AGM)	6,970	8,179,016
5.00%, 01/01/31	(Call 01/01/20)	700	730,226
Series A-2
5.00%, 01/01/27	(PR 07/01/16) (AGM)	2,800	3,285,688
5.00%, 01/01/28	(PR 07/01/16) (AGM)	1,800	2,112,228
5.00%, 01/01/31	(PR 07/01/16) (AGM)	7,330	8,601,462
Series B
5.50%, 01/01/33	(Call 01/01/18)	1,000	1,053,220
Metropolitan Pier & Exposition Authority RB Miscellaneous Taxes Series A
0.00%, 12/15/22	(NPFGC)	340	204,095
5.50%, 06/15/29	(NPFGC-FGIC)	2,000	2,236,500
Metropolitan Pier & Exposition Authority RB Sales Tax Revenue
0.00%, 06/15/26	(AGM)	2,000	917,660
0.00%, 06/15/27	(AGM)	1,000	426,420

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

November 30, 2011

0.00%, 06/15/31	(NPFGC)	1,035	329,730
0.00%, 06/15/36	(NPFGC)	2,800	631,708
0.00%, 06/15/37	(NPFGC)	415	87,897
0.00%, 06/15/40	(NPFGC)	3,500	614,355
0.00%, 06/15/43	(AGM)	2,000	288,840
0.00%, 06/15/45	(AGM)	500	63,455
5.00%, 06/15/21	(Call 06/15/12) (NPFGC)	1,115	1,135,338
5.00%, 06/15/50	(Call 06/15/20)	1,000	958,820
5.25%, 06/15/50	(Call 06/15/20)	1,500	1,475,580
5.50%, 06/15/50	(Call 06/15/20)	2,000	2,054,780
Metropolitan Water Reclamation District of Greater Chicago GO
5.00%, 12/01/26	(Call 06/01/16)	1,000	1,078,840
5.00%, 12/01/27	(Call 06/01/16)	875	939,418
5.00%, 12/01/35	(PR 12/01/16)	2,040	2,418,685
Metropolitan Water Reclamation District of Greater Chicago GOL
5.00%, 12/01/33	(PR 12/01/16)	1,500	1,778,445
Series B
5.00%, 12/01/32	(Call 12/01/21)	1,000	1,074,090
Series C
5.25%, 12/01/32		500	585,105
Northern Illinois Municipal Power Agency RB Electric Power & Light Revenues Series A
5.00%, 01/01/42	(Call 01/01/18) (NPFGC)	355	356,832
Regional Transportation Authority RB Sales Tax Revenue
5.75%, 06/01/23	(AGM)	1,000	1,190,530
State of Illinois GO
5.00%, 01/01/15		590	643,448
5.00%, 01/01/20	(AGM)	500	551,295
5.00%, 01/01/22	(Call 01/01/20)	1,000	1,057,850
Series A
5.00%, 06/01/16		100	111,314
5.00%, 03/01/34	(Call 03/01/14)	4,985	4,938,390
Series B
5.00%, 03/01/13		6,350	6,650,101
Village of Schaumburg GO Series B
5.25%, 12/01/34	(Call 12/01/14) (NPFGC-FGIC)	645	694,549

			101,878,402
INDIANA—0.70%
Indiana Finance Authority RB Lease Appropriation Series A
4.50%, 12/01/23	(Call 12/01/16) (NPFGC-FGIC)	1,000	1,052,850
4.50%, 12/01/24	(Call 12/01/16) (NPFGC-FGIC)	4,450	4,649,493
Indiana Finance Authority RB Sewer Revenue Series B
5.00%, 10/01/41	(Call 10/01/21)	1,000	1,010,000
Indiana Finance Authority RB Water Revenue Series A
5.00%, 02/01/20		1,000	1,208,710
Indiana Municipal Power Agency RB Electric Power & Light Revenues Series A
5.00%, 01/01/37	(Call 01/01/17) (NPFGC)	500	510,550
5.00%, 01/01/42	(Call 01/01/17) (NPFGC)	1,500	1,526,880
Indianapolis Local Public Improvement Bond Bank RB Water Revenue

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

November 30, 2011

Series A
5.45%, 01/01/35	(PR 07/01/17) (NPFGC)	1,000	1,223,560
5.75%, 01/01/38	(Call 01/01/19)	5,000	5,394,300

			16,576,343
IOWA—0.02%
State of Iowa RB General Fund Series A
5.00%, 06/01/27	(Call 06/01/19)	500	556,435

			556,435
KANSAS—0.11%
Kansas Development Finance Authority RB Miscellaneous Revenue
5.00%, 03/01/21	(Call 03/01/20)	450	543,622
Kansas State Department of Transportation RB Highway Revenue Tolls Series A
5.00%, 09/01/12		200	207,102
5.00%, 09/01/16		1,000	1,178,570
5.00%, 03/01/22	(Call 03/01/14)	660	714,490

			2,643,784
KENTUCKY—0.34%
Kentucky Asset Liability Commission RB Miscellaneous Revenue First Series
5.25%, 09/01/18	(NPFGC)	320	385,894
Kentucky State Property & Building Commission RB Lease Renewal
5.00%, 11/01/20	(Call 11/01/18)	5,350	6,113,820
Louisville & Jefferson County Metropolitan Sewer District RB Sewer Revenue Series A
5.00%, 05/15/30	(Call 11/15/21)	500	540,305
5.00%, 05/15/34	(Call 11/15/21)	1,000	1,057,860

			8,097,879
LOUISIANA—0.56%
East Baton Rouge Sewerage Commission RB Sewer Revenue Series A
5.25%, 02/01/39	(Call 02/01/19)	1,000	1,051,090
Louisiana State Citizens Property Insurance Corp. RB Miscellaneous Revenue Series B
5.00%, 06/01/15	(AMBAC)	425	454,010
5.00%, 06/01/16	(AMBAC)	275	294,283
5.00%, 06/01/17	(Call 06/01/16) (AMBAC)	370	393,854
5.00%, 06/01/18	(Call 06/01/16) (AMBAC)	500	527,775
5.00%, 06/01/22	(Call 06/01/16) (AMBAC)	500	511,050
State of Louisiana GO Series A
5.00%, 08/01/15	(NPFGC)	2,230	2,550,228
5.00%, 08/01/18	(Call 08/01/15) (NPFGC)	450	507,843
5.00%, 11/15/21	(Call 05/15/20)	2,000	2,404,900
State of Louisiana RB Fuel Sales Tax Revenue Series A
5.00%, 05/01/31	(Call 05/01/16) (AGM)	710	738,187

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

November 30, 2011

5.00%, 05/01/41	(Call 05/01/16) (NPFGC-FGIC)	500	512,315
Series B
5.00%, 05/01/34	(Call 05/01/20)	1,915	2,046,446
5.00%, 05/01/45	(Call 05/01/20)	1,250	1,311,212

			13,303,193
MARYLAND—1.53%
County of Montgomery GO Series A
5.00%, 07/01/21		500	623,330
Maryland State Department of Transportation RB Income Tax Revenue
5.00%, 02/15/23	(Call 02/15/18)	2,500	2,840,475
Maryland State Department of Transportation RB Miscellaneous Taxes
5.00%, 05/01/14		275	304,090
Maryland State Transportation Authority RB Miscellaneous Revenue
5.00%, 03/01/13		500	529,295
Maryland State Transportation Authority RB Miscellaneous Taxes
5.00%, 03/01/17		1,000	1,187,930
Maryland State Transportation Authority RB Transit Revenue
5.00%, 07/01/38	(Call 07/01/18) (AGM)	2,000	2,107,620
State of Maryland GO
5.00%, 03/01/21	(Call 03/01/20)	1,250	1,522,687
5.25%, 02/15/13		2,500	2,648,025
5.25%, 03/01/16		400	471,152
First Series
5.00%, 03/15/17		450	537,615
5.00%, 03/15/18	(Call 03/15/17)	1,060	1,254,786
5.00%, 03/15/22	(PR 03/15/17)	725	865,012
First Series B
5.25%, 02/15/12		8,000	8,084,240
Second Series
5.00%, 07/15/13		400	429,888
5.00%, 07/15/14		1,790	1,995,062
5.00%, 08/01/15		2,500	2,873,625
5.00%, 08/01/16		500	589,885
Second Series B
5.00%, 03/15/22	(Call 03/15/19)	2,000	2,365,240
Second Series C
5.00%, 11/01/16		540	640,861
Series C
5.00%, 11/01/17		1,000	1,210,520
5.00%, 11/01/18		1,000	1,229,210
Third Series C
5.00%, 11/01/19		1,500	1,859,025

			36,169,573
MASSACHUSETTS—4.61%
Commonwealth of Massachusetts GO
Series A
5.00%, 08/01/14		1,250	1,389,850
5.00%, 03/01/22	(PR 03/01/15)	550	625,119
5.00%, 03/01/23	(PR 03/01/15) (AGM)	4,020	4,569,052
5.00%, 09/01/28	(Call 09/01/18)	4,410	4,818,410
5.00%, 03/01/34	(Call 03/01/19)	460	494,376
5.00%, 03/01/39	(Call 03/01/19)	1,975	2,086,686
Series B
5.00%, 11/01/16		1,100	1,294,832
5.25%, 09/01/23	(AGM)	215	268,240

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

November 30, 2011

5.25%, 09/01/24	(AGM)	500	619,060
Series C
5.50%, 12/01/16	(AGM)	500	601,075
5.50%, 12/01/17	(AGM)	500	613,240
5.50%, 12/01/23	(AMBAC)	900	1,147,959
Series D
5.50%, 10/01/16		1,600	1,916,032
5.50%, 10/01/18		400	496,968
5.50%, 10/01/19	(AMBAC)	1,355	1,699,360
5.50%, 10/01/20	(NPFGC)	2,200	2,775,014
Series E
5.00%, 11/01/25	(AMBAC)	2,115	2,528,038
Commonwealth of Massachusetts GOL
5.50%, 11/01/13		1,510	1,654,432
Series A
5.25%, 08/01/21		600	748,050
5.50%, 08/01/30	(AMBAC)	1,000	1,227,290
Series B
5.00%, 08/01/24	(PR 08/01/14)	415	460,941
5.25%, 08/01/16	(AGM)	1,135	1,342,035
5.25%, 08/01/20		3,845	4,767,608
5.25%, 08/01/21		425	529,869
5.25%, 08/01/22		1,500	1,879,050
Series C
5.38%, 12/01/16	(PR 12/01/11)	500	500,070
5.50%, 11/01/14	(NPFGC-FGIC)	3,620	4,111,777
5.50%, 11/01/15	(GOI)	250	292,145
Series D
5.50%, 11/01/13	(NPFGC)	1,255	1,375,041
6.00%, 11/01/13	(NPFGC)	1,875	2,070,712
Commonwealth of Massachusetts RB Federal Grant Revenue
5.00%, 06/15/13		500	535,110
Commonwealth of Massachusetts RB Hotel Occupancy Tax
5.50%, 01/01/30	(NPFGC-FGIC)	610	676,887
5.50%, 01/01/34	(NPFGC-FGIC)	1,500	1,672,560
Commonwealth of Massachusetts RB Miscellaneous Taxes
5.00%, 01/01/34	(PR 01/01/14) (FGIC)	575	625,859
5.25%, 01/01/25	(PR 01/01/14) (FGIC)	160	174,979
5.75%, 01/01/32	(PR 01/01/14) (FGIC)	815	899,719
Commonwealth of Massachusetts SO Dedicated Tax Revenue
5.25%, 01/01/26	(PR 01/01/14) (FGIC)	1,000	1,093,620
Commonwealth of Massachusetts SO Miscellaneous Revenue
5.00%, 12/15/13	(AGM)	250	273,000
5.00%, 12/15/14	(AGM)	1,875	2,110,856
Massachusetts Bay Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/28		130	152,399
5.00%, 07/01/31		700	807,891
5.00%, 07/01/32	(PR 07/01/12)	750	770,850
5.25%, 07/01/21		765	952,180
5.25%, 07/01/30		1,900	2,261,969
Series B
5.25%, 07/01/14		1,545	1,724,421
5.25%, 07/01/17		600	722,448
5.25%, 07/01/19		1,145	1,411,682
5.25%, 07/01/21		1,400	1,742,552
Series C
5.00%, 07/01/34	(PR 07/01/18)	1,450	1,759,517

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

November 30, 2011

5.50%, 07/01/16		1,380	1,645,672
5.50%, 07/01/17		300	365,131
Massachusetts Bay Transportation Authority RB Transit Revenue Series B
5.25%, 07/01/21		1,000	1,244,680
Massachusetts School Building Authority RB Sales Tax Revenue
Series A
4.50%, 08/15/35	(Call 08/15/17) (AMBAC)	3,000	3,023,850
5.00%, 08/15/14	(AGM)	635	706,812
5.00%, 08/15/17	(Call 08/15/15) (AGM)	1,000	1,128,160
5.00%, 08/15/21	(Call 08/15/15) (AGM)	2,000	2,230,220
5.00%, 08/15/30	(Call 08/15/15) (AGM)	5,000	5,372,800
5.00%, 08/15/37	(Call 08/15/17) (AMBAC)	2,850	2,963,002
Series B
5.00%, 10/15/41	(Call 10/15/21)	1,000	1,059,100
Massachusetts State Department of Transportation RB Highway Revenue Tolls Series B
5.00%, 01/01/27	(Call 01/01/20)	2,175	2,319,289
5.00%, 01/01/37	(Call 01/01/20)	1,000	1,033,540
Massachusetts State Turnpike Authority RB Highway Revenue Tolls Series A
5.00%, 01/01/20		300	351,228
Massachusetts Water Pollution Abatement Trust RB Water Revenue
5.25%, 08/01/21		500	630,275
Series A
5.25%, 08/01/15		1,855	2,143,842
5.25%, 08/01/19		1,000	1,250,560
Massachusetts Water Resources Authority RB Water Revenue Series A
5.00%, 08/01/40	(Call 08/01/20) (GOI)	4,700	4,984,632
Series B
5.00%, 08/01/36	(Call 08/01/21) (GOI)	1,000	1,072,020
5.00%, 08/01/39	(Call 08/01/19) (GOI)	1,445	1,524,894
5.25%, 08/01/31	(AGM)	800	941,264
Series C
5.25%, 08/01/42	(Call 08/01/21) (GOI)	1,000	1,087,650
Series J
5.25%, 08/01/12	(AGM)	225	232,508
Metropolitan Boston Transit Parking Corp. RB Auto Parking Revenue
5.25%, 07/01/33	(Call 07/01/21)	2,000	2,117,280

			108,699,239

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT -FREE MUNICIPAL BOND FUND

November 30, 2011

MICHIGAN—0.75%
City of Detroit GOL
5.00%, 11/01/30	(Call 11/01/20)	1,000	1,021,610
City of Detroit RB Sewer Revenue Series A
5.00%, 07/01/32	(PR 07/01/13) (AGM)	4,275	4,574,977
City of Detroit RB Water Revenue Series B
6.25%, 07/01/36	(Call 07/01/19) (AGM)	750	842,235
Detroit City School District GO Series A
5.00%, 05/01/15	(AGM)	185	199,376
5.25%, 05/01/30	(AGM)	2,500	2,505,750
Michigan State Building Authority RB Lease Revenue
0.00%, 10/15/30	(Call 10/15/16) (NPFGC-FGIC)	500	174,745
Series I
5.00%, 10/15/33	(Call 10/15/15) (AMBAC)	1,000	1,025,050
Series IA
5.00%, 10/15/32	(Call 10/15/16) (NPFGC-FGIC)	1,270	1,295,781
Series II
5.38%, 10/15/41	(Call 10/15/21)	2,000	2,128,340
State of Michigan GO Series A
5.00%, 05/01/17		200	231,748
5.00%, 05/01/19	(Call 05/01/18)	230	266,073
5.00%, 11/01/20	(Call 11/01/18)	760	871,599
5.25%, 11/01/22	(Call 11/01/18)	200	227,832
State of Michigan RB Federal Grant Revenue
5.25%, 09/15/20	(Call 09/15/17) (AGM)	310	350,864
State of Michigan RB Transit Revenue
5.00%, 11/01/20	(Call 11/01/19)	1,600	1,855,584

			17,571,564
MINNESOTA—0.57%
Minnesota Public Facilities Authority RB Water Revenue Series A
5.00%, 03/01/20		1,000	1,233,150
Southern Minnesota Municipal Power Agency RB Electric Power & Light Revenues Series A
5.25%, 01/01/15	(AMBAC)	1,000	1,114,590
State of Minnesota GO
5.00%, 10/01/13		500	541,840
5.00%, 08/01/17		800	962,568
5.00%, 08/01/25	(Call 08/01/17)	2,000	2,228,880
Series A
5.00%, 08/01/15		1,000	1,148,670
5.00%, 08/01/16		1,500	1,768,155
5.00%, 08/01/18		500	610,840
5.00%, 08/01/25	(Call 08/01/20)	1,600	1,897,376
Series D
5.00%, 08/01/14		1,000	1,115,770
5.00%, 08/01/20		640	791,821

			13,413,660

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT -FREE MUNICIPAL BOND FUND

November 30, 2011

MISSISSIPPI—0.12%
Mississippi Development Bank RB Electric Power & Light Revenues
5.00%, 03/01/41	(Call 03/01/16) (XLCA)	250	230,198
State of Mississippi GO Series A
5.00%, 10/01/36	(Call 10/01/21)	1,000	1,075,550
5.25%, 11/01/15		1,250	1,452,425

			2,758,173
MISSOURI—0.61%
City of Kansas City RB Miscellaneous Revenue Series C
5.25%, 04/01/40	(Call 04/01/18)	500	510,765
Missouri Highway & Transportation Commission RB Highway Revenue Tolls
5.00%, 02/01/14		625	685,262
5.25%, 05/01/18	(Call 05/01/17)	3,000	3,607,860
Series B
5.00%, 05/01/26	(Call 05/01/16)	5,000	5,514,800
Missouri Joint Municipal Electric Utility Commission RB Electric Power & Light Revenues
5.00%, 01/01/34	(Call 01/01/16) (NPFGC)	2,000	2,008,700
Series A
5.00%, 01/01/42	(Call 01/01/17) (AMBAC)	2,000	2,024,080

			14,351,467
NEBRASKA—0.16%
Nebraska Public Power District RB Electric Power & Light Revenues Series B
5.00%, 01/01/12	(NPFGC)	700	702,912
5.00%, 01/01/14	(NPFGC)	255	276,945
Omaha Public Power District RB Electric Power & Light Revenues
Series A
5.00%, 02/01/16		605	700,487
Series AA
4.50%, 02/01/38	(Call 02/01/15) (NPFGC-FGIC)	1,000	989,320
Series B
5.00%, 02/01/42	(Call 02/01/21)	1,000	1,061,870

			3,731,534
NEVADA—0.89%
Clark County School District GOL
Series A
5.00%, 06/15/22	(Call 06/15/18)	1,500	1,642,815
5.00%, 06/15/25	(Call 06/15/17) (NPFGC-FGIC)	1,350	1,458,864
5.00%, 06/15/27	(Call 06/15/18)	5,000	5,252,900
5.25%, 06/15/15	(NPFGC-FGIC)	1,500	1,689,645
Series C
5.00%, 06/15/22	(PR 12/15/15) (AGM)	1,200	1,392,720
5.00%, 06/15/23	(PR 12/15/15) (AGM)	1,000	1,160,600
County of Clark RB Port Airport & Marina Revenue
Series B
5.13%, 07/01/36	(Call 01/01/20)	4,480	4,582,458
Series C

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT -FREE MUNICIPAL BOND FUND

November 30, 2011

5.00%, 07/01/23	(Call 07/01/19) (AGM)	500	545,055
State of Nevada GOL
5.00%, 06/01/27	(Call 06/01/18)	3,000	3,211,050

			20,936,107
NEW HAMPSHIRE— 0.00%
New Hampshire Municipal Bond Bank RB Miscellaneous Revenue Series A
5.00%, 08/15/17		25	29,806

			29,806
NEW JERSEY—5.30%
Essex County Improvement Authority RB General Fund
5.25%, 12/15/20	(AMBAC)	1,000	1,177,620
Garden State Preservation Trust RB Open Space & Farmland Preservation Revenue
Series A
5.75%, 11/01/28	(AGM)	1,500	1,856,040
Series C
5.25%, 11/01/20	(AGM)	700	861,210
Garden State Preservation Trust RB Recreational Revenue Series A
5.00%, 11/01/21	(PR 11/01/13) (AGM)	300	326,040
5.25%, 11/01/19	(PR 11/01/13) (AGM)	250	272,892
5.50%, 11/01/13	(AGM)	500	548,030
New Jersey Economic Development Authority RB Federal Grant Revenue Series Y
5.00%, 09/01/33	(Call 09/01/18)	820	840,713
New Jersey Economic Development Authority RB General Fund Series O
5.13%, 03/01/28	(Call 03/01/15)	1,500	1,565,325
5.25%, 03/01/22	(Call 03/01/15)	1,610	1,744,950
New Jersey Economic Development Authority RB Miscellaneous Revenue
5.00%, 12/15/18		1,000	1,148,450
Series A
5.00%, 05/01/12		250	254,613
5.00%, 07/01/29	(Call 07/01/14) (NPFGC)	200	204,762
5.25%, 07/01/15	(Call 07/01/14) (NPFGC)	500	542,265
5.25%, 07/01/16	(Call 07/01/14) (NPFGC)	380	409,720
5.25%, 07/01/17	(Call 07/01/14) (NPFGC)	3,050	3,272,589
Series AA
5.50%, 12/15/29	(Call 06/15/19)	250	269,812
Series EE
5.00%, 09/01/20		1,500	1,711,140
5.25%, 09/01/24	(Call 03/01/21)	750	827,535
Series F
5.00%, 06/15/26	(PR 06/15/13)	780	835,177
Series G
5.00%, 09/01/20	(PR 09/01/13) (AMBAC)	500	539,820
Series GG
5.00%, 09/01/22	(Call 03/01/21) (SAP)	250	278,510
5.25%, 09/01/25	(Call 03/01/21) (SAP)	1,825	1,993,958

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT -FREE MUNICIPAL BOND FUND

November 30, 2011

5.25%, 09/01/27	(Call 03/01/21) (SAP)	585	630,724
Series K
5.25%, 12/15/15	(NPFGC-FGIC)	1,200	1,352,580
5.25%, 12/15/16	(Call 12/15/15) (AMBAC)	3,655	4,101,422
5.50%, 12/15/19	(AMBAC)	1,000	1,181,280
Series N-1
5.50%, 09/01/26	(AMBAC)	2,000	2,290,760
5.50%, 09/01/27	(NPFGC-FGIC)	2,000	2,282,340
Series W
5.00%, 03/01/16		385	431,550
New Jersey Economic Development Authority RB Special Assessment Series A
6.38%, 04/01/31	(PR 05/15/14)	1,155	1,313,131
New Jersey Economic Development Authority RB Tobacco & Liquor Taxes
5.75%, 06/15/29	(Call 06/15/14)	1,750	1,742,300
New Jersey Educational Facilities Authority RB College & University Revenue
4.38%, 09/01/20	(Call 09/01/16) (AGM)	505	531,310
Series A
5.25%, 09/01/21	(PR 09/01/12) (AMBAC)	640	663,981
Series B
4.50%, 07/01/37	(PR 07/01/16) (NPFGC)	620	711,624
New Jersey Educational Facilities Authority RB Miscellaneous Revenue Series A
5.00%, 09/01/16	(Call 09/01/15) (AGM)	225	247,874
New Jersey State Turnpike Authority RB Highway Revenue Tolls
Series A
5.00%, 01/01/20	(Call 07/01/13) (AGM)	7,700	8,186,844
5.00%, 01/01/21	(Call 07/01/13) (AGM)	1,900	2,018,106
6.00%, 01/01/12	(NPFGC)	1,875	1,884,356
6.00%, 01/01/13	(NPFGC)	4,260	4,521,649
Series C
6.50%, 01/01/13	(NPFGC)	1,500	1,600,245
Series H
5.00%, 01/01/36	(Call 01/01/19)	1,500	1,554,225
Series I
5.00%, 01/01/31	(Call 01/01/20)	1,970	2,064,639
New Jersey State Turnpike Authority RB Miscellaneous Revenue Series E
5.25%, 01/01/40	(Call 01/01/19)	1,500	1,572,195
New Jersey Transit Corp. COP Lease Appropriation Series A
5.25%, 09/15/14	(AMBAC)	500	545,430
New Jersey Transit Corp. COP Lease Revenue
5.00%, 09/15/17	(NPFGC-FGIC)	690	764,037
New Jersey Transportation Trust Fund Authority RB Fuel Sales Tax Revenue Series B
5.50%, 12/15/20	(NPFGC-FGIC)	3,000	3,531,780
5.50%, 12/15/21	(NPFGC)	500	589,850
New Jersey Transportation Trust Fund Authority RB Highway Revenue Tolls Series A
5.00%, 06/15/20	(PR 06/15/14) (FGIC)	500	553,920
5.75%, 06/15/17		785	919,400
New Jersey Transportation Trust Fund Authority RB Miscellaneous Revenue
Series A

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT -FREE MUNICIPAL BOND FUND

November 30, 2011

5.50%, 06/15/41	(Call 06/15/21) (SAP)	400	430,100
Series B
5.25%, 12/15/12	(NPFGC-FGIC)	3,850	4,035,647
5.25%, 12/15/14	(NPFGC)	3,750	4,193,437
New Jersey Transportation Trust Fund Authority RB Transit Revenue
4.25%, 12/15/22	(Call 03/31/11) (AGM)	10	10,007
5.25%, 12/15/19		2,360	2,745,860
5.25%, 12/15/21	(NPFGC)	695	805,199
5.50%, 06/15/13		350	377,447
Series A
0.00%, 12/15/25		2,085	999,028
0.00%, 12/15/28		4,140	1,596,591
0.00%, 12/15/31		6,000	1,834,800
0.00%, 12/15/32		400	113,664
0.00%, 12/15/34		1,055	261,862
0.00%, 12/15/37		5,500	1,132,890
0.00%, 12/15/38		8,725	1,682,529
0.00%, 12/15/39		6,630	1,199,765
5.00%, 12/15/34	(Call 12/15/17) (AMBAC)	835	854,197
5.25%, 12/15/20		3,080	3,565,993
5.25%, 12/15/21	(NPFGC)	5	6,327
5.50%, 12/15/13	(AMBAC)	1,250	1,367,550
5.50%, 12/15/15	(AMBAC)	515	590,211
5.50%, 12/15/22		1,000	1,181,240
5.50%, 12/15/23		500	583,835
Series B
5.25%, 06/15/22	(Call 06/15/21)	2,800	3,180,912
5.25%, 06/15/23	(Call 06/15/21)	1,000	1,122,270
5.50%, 06/15/31	(Call 06/15/21)	500	541,660
6.00%, 12/15/18	(PR 12/15/11) (NPFGC)	2,000	2,004,820
Series C
0.00%, 12/15/24	(AMBAC)	1,665	862,553
0.00%, 12/15/28	(AMBAC)	3,130	1,199,103
0.00%, 12/15/31	(NPFGC-FGIC)	500	153,260
5.50%, 12/15/11	(AGM)	2,215	2,219,829
5.50%, 12/15/15	(AGM)	425	488,682
5.50%, 12/15/17	(AGM)	1,000	1,181,760
5.50%, 06/15/18	(PR 06/15/13)	2,150	2,318,603
5.50%, 06/15/22	(PR 06/15/13)	1,000	1,078,420
5.50%, 06/15/24	(PR 06/15/13)	1,000	1,078,420
Series D
5.00%, 06/15/16	(PR 06/15/15) (AGM)	500	573,300
State of New Jersey GO
5.00%, 08/01/15		1,200	1,365,000
5.00%, 06/01/17		105	123,527
Series D
6.00%, 02/15/13		250	266,550
Series H
5.25%, 07/01/14		1,250	1,391,737
5.25%, 07/01/16		500	585,575
Series L
5.25%, 07/15/16	(AMBAC)	725	849,888
5.25%, 07/15/19	(AMBAC)	2,000	2,433,520
Series Q
5.00%, 08/15/19		1,000	1,200,010

			125,056,301

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT -FREE MUNICIPAL BOND FUND

November 30, 2011

NEW MEXICO—0.26%
New Mexico Finance Authority RB Federal Grant Revenue
5.00%, 06/15/23	(Call 06/15/20)	2,250	2,628,923
New Mexico Finance Authority RB Fuel Sales Tax Revenue Series A
5.25%, 06/15/15	(NPFGC)	2,300	2,644,333
New Mexico Finance Authority RB Transit Revenue Series B
5.00%, 06/15/12	(AMBAC)	300	307,566
State of New Mexico RB Miscellaneous Taxes Series D
5.00%, 07/01/16		500	585,505

			6,166,327
NEW YORK—17.23%
Brooklyn Arena Local Development Corp. RB Recreational Revenue
6.38%, 07/15/43	(Call 01/15/20)	1,875	1,940,606
City of New York GO
Series A
5.00%, 08/01/28	(Call 08/01/16)	1,010	1,090,951
Series A-1
5.00%, 08/01/12		450	463,923
5.00%, 08/15/12		400	413,088
5.00%, 08/01/13		2,760	2,964,295
5.00%, 08/15/13		285	306,557
5.00%, 08/01/15		1,075	1,218,416
5.00%, 08/01/17		355	417,594
5.00%, 08/01/18	(Call 08/01/17)	2,000	2,362,940
5.00%, 08/01/30	(Call 08/01/21)	500	543,085
5.00%,08/01/31	(Call 08/01/21)	710	767,027
5.00%, 08/01/32	(Call 08/01/21)	1,000	1,072,850
5.25%, 08/15/23	(Call 08/15/18)	7,250	8,282,980
Series B
5.00%, 08/01/17		1,000	1,176,320
5.25%, 08/01/12		750	774,458
5.25%, 08/01/15	(Call 08/01/14)	500	554,750
Series B-1
5.25%, 09/01/20	(Call 09/01/18)	500	591,060
5.25%, 09/01/23	(Call 09/01/18)	2,180	2,492,023
5.25%, 09/01/24	(Call 09/01/18)	1,000	1,131,800
Series C
3.63%, 08/01/13	(CIFG)	400	420,068
5.00%, 08/01/13		1,115	1,197,532
5.00%, 08/01/14	(CIFG)	300	332,055
5.00%, 08/01/15		200	226,682
5.00%, 08/01/17	(Call 08/01/15) (AGM)	1,000	1,127,010
5.00%, 08/01/19		1,265	1,514,964
5.00%, 08/01/24	(Call 08/01/19)	1,000	1,120,140
5.25%, 08/01/17		250	297,440
5.25%, 08/01/18		480	579,101
Series C-1
5.00%, 10/01/18	(Call 10/01/17)	500	592,360
5.00%, 10/01/20	(Call 10/01/17)	480	553,843
5.00%, 10/01/22	(Call 10/01/17)	805	903,492
Series D-1
5.00%, 10/01/32	(Call 10/01/21)	500	536,935
5.13%, 12/01/27	(Call 12/01/17)	1,500	1,651,260
Series E
4.00%, 08/01/14		450	486,747
5.00%, 08/01/16		2,600	3,007,836

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT -FREE MUNICIPAL BOND FUND

November 30, 2011

5.00%, 08/01/19	(Call 08/01/17)	1,000	1,166,610
5.00%, 11/01/20	(Call 11/01/14) (AGM)	450	493,803
5.00%, 08/01/21	(Call 08/01/19)	1,000	1,164,580
5.00%, 08/01/22	(Call 08/01/19)	400	459,716
5.00%, 08/01/27	(Call 08/01/19)	1,000	1,092,350
Series F-1
5.00%, 09/01/15		285	323,675
Series G
5.00%, 08/01/12		440	453,614
5.00%, 08/01/13		250	268,505
5.00%, 08/01/14		330	365,630
5.00%, 08/01/15		1,100	1,246,751
5.00%, 08/01/22	(Call 08/01/17)	785	879,561
5.00%, 08/01/24	(Call 08/01/17)	650	721,598
Series H
5.00%, 08/01/13		1,550	1,664,731
Series I
4.50%, 08/01/12		240	246,624
5.00%, 08/01/13		1,000	1,074,020
5.00%, 08/01/15	(Call 08/01/14)	310	341,911
5.00%, 08/01/19	(Call 08/01/14)	250	272,450
Series I-1
5.00%, 08/01/17		500	588,160
5.00%, 08/01/18		215	256,041
5.38%, 04/01/36	(Call 04/01/19)	3,500	3,821,755
Series J
5.00%, 03/01/30	(Call 03/01/15)	1,755	1,852,087
5.50%, 06/01/23	(PR 06/01/13)	1,000	1,076,850
Series J-1
5.00%, 05/15/25	(Call 05/15/19)	275	304,208
5.00%, 05/15/31	(Call 05/15/19)	1,500	1,596,870
Series L-1
5.00%, 04/01/27	(Call 04/01/18)	1,200	1,302,864
Series M
5.00%, 04/01/22	(Call 04/01/15)	425	467,717
Series O
5.00%, 06/01/17	(Call 06/01/15) (AGM)	500	561,030
5.00%, 06/01/20	(Call 06/01/15)	2,000	2,209,420
Hudson Yards Infrastructure Corp. RB Miscellaneous Revenue Series A
4.50%, 02/15/47	(Call 02/15/17) (NPFGC)	1,600	1,438,816
5.00%, 02/15/47	(Call 02/15/17)	6,425	6,228,009
5.25%, 02/15/47	(Call 02/15/21)	500	505,785
5.75%, 02/15/47	(Call 02/15/21)	2,750	2,908,812
Long Island Power Authority RB Electric Power & Light Revenues Series A
5.00%, 05/01/15		1,025	1,144,382
5.00%, 12/01/16	(Call 06/01/16) (AGM)	2,000	2,287,180
5.00%, 12/01/19	(Call 06/01/16) (NPFGC-FGIC)	240	268,330
5.00%, 12/01/26	(Call 06/01/16) (XLCA)	1,200	1,270,284
5.25%, 12/01/20	(Call 06/01/16) (NPFGC-FGIC)	2,000	2,246,440
5.50%, 12/01/13	(AGM)	275	301,862
5.50%, 04/01/22	(Call 04/01/19)	500	578,890
5.50%, 05/01/33	(Call 05/01/19) (BHAC)	1,100	1,212,409
5.75%, 04/01/39	(Call 04/01/19)	3,700	4,056,199

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT -FREE MUNICIPAL BOND FUND

November 30, 2011

Series B
5.25%, 12/01/12		300	314,124
5.25%, 06/01/14		1,600	1,758,128
5.25%, 12/01/14		1,000	1,116,020
5.75%, 04/01/25	(Call 04/01/19)	1,050	1,179,958
5.75%, 04/01/33	(Call 04/01/19)	2,190	2,421,198
Series D
5.00%, 09/01/12	(NPFGC)	240	248,170
5.00%, 09/01/14	(NPFGC)	155	170,619
Series E
5.00%, 12/01/17	(Call 12/01/16)	850	970,870
5.00%, 12/01/17	(Call 12/01/16) (NPFGC-FGIC)	475	542,545
5.00%, 12/01/18	(Call 12/01/16) (NPFGC)	500	565,270
Series F
5.00%, 05/01/17	(NPFGC)	225	259,090
Metropolitan Transportation Authority RB Fuel Sales Tax Revenue Series A
5.00%, 04/01/23	(PR 10/01/15) (FGIC)	430	496,676
Metropolitan Transportation Authority RB Miscellaneous Revenue Series A
5.00%, 07/01/22	(Call 07/01/12) (NPFGC-FGIC)	150	153,015
5.00%, 07/01/25	(Call 07/01/12) (NPFGC-FGIC)	1,000	1,019,740
5.13%, 01/01/24	(Call 07/01/12) (SAP)	2,700	2,755,269
5.13%, 01/01/29	(Call 07/01/12) (SAP)	1,520	1,548,865
5.50%, 01/01/15	(SAP)	1,660	1,862,703
5.50%, 01/01/20	(Call 07/01/12) (NPFGC)	415	425,238
5.75%, 01/01/16	(SAP)	625	723,963
Metropolitan Transportation Authority RB Transit Revenue
5.00%, 11/15/12		825	858,495
5.00%, 11/15/14		500	553,900
Series A
4.50%, 11/15/38	(Call 11/15/17)	1,800	1,716,174
4.75%, 11/15/27	(Call 11/15/15 ) (NPFGC)	6,330	6,471,855
4.75%, 11/15/30	(Call 11/15/15) (AMBAC)	250	252,870
5.00%, 11/15/18		250	289,445
5.00%, 11/15/25	(Call 11/15/12) (NPFGC-FGIC)	1,850	1,905,851
5.00%, 11/15/30	(Call 11/15/12) (AGM)	2,610	2,646,305
5.00%, 11/15/35	(Call 11/15/16)	1,400	1,415,890
5.00%, 11/15/41	(Call 11/15/21)	500	506,250
5.13%, 11/15/31	(Call 11/15/12)	950	977,161
5.50%, 11/15/13	(AMBAC)	2,555	2,764,254
5.50%, 11/15/14	(AMBAC)	3,245	3,619,603
5.50%, 11/15/16	(Call 11/15/12) (AMBAC)	500	521,625
5.50%, 11/15/39	(Call 11/15/18)	600	644,010
Series B
4.50%, 11/15/37	(Call 11/15/17)	500	479,295
4.75%, 11/15/31	(Call 11/15/16)	430	434,339
5.00%, 11/15/34	(Call 11/15/19)	2,750	2,889,865
5.25%, 11/15/23	(AMBAC)	1,050	1,225,812
Series B-1

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT -FREE MUNICIPAL BOND FUND

November 30, 2011

5.00%, 07/01/17	(PR 01/01/12) (AMBAC)	5,000	5,020,650
Series C
6.25%, 11/15/23	(Call 11/15/18)	2,700	3,191,913
Series D
5.25%, 11/15/34	(Call 11/15/20)	280	293,023
Series F
5.00%, 11/15/35	(Call 11/15/15)	1,500	1,513,890
Nassau County Interim Finance Authority RB Sales Tax Revenue Series A
5.00%, 11/15/12	(AMBAC)	230	240,486
Nassau County Sewer & Storm Water Finance Authority RB Water Revenue Series A
5.13%, 11/01/23	(Call 11/01/18) (BHAC)	520	581,064
New York City Industrial Development Agency RB Recreational Revenue
5.00%, 03/01/31	(Call 09/01/16) (FGIC)	290	289,977
5.00%, 03/01/46	(Call 09/01/16) (FGIC)	1,550	1,467,416
New York City Municipal Water Finance Authority RB Sewer Revenue
Series AA
4.50%, 06/15/39	(Call 06/15/17) (NPFGC-FGIC)	1,245	1,248,610
5.00%, 06/15/27	(Call 06/15/17)	500	536,460
Series B
5.00%, 06/15/14	(AGM)	350	388,073
Series CC
5.00%, 06/15/34	(Call 06/15/18)	2,900	3,046,682
New York City Municipal Water Finance Authority RB Water Revenue
5.00%, 06/15/26	(Call 06/15/21)	1,250	1,403,775
5.00%, 06/15/32	(Call 06/15/21)	1,000	1,072,910
5.00%, 06/15/44	(Call 12/15/21)	1,000	1,043,310
5.38%, 06/15/43	(Call 12/15/20)	2,000	2,154,960
5.50%, 06/15/43	(Call 12/15/20)	1,000	1,092,220
Series A
4.75%, 06/15/30	(Call 06/15/17)	4,850	5,069,559
5.00%, 06/15/38	(Call 06/15/17)	4,125	4,307,284
5.00%, 06/15/39	(Call 06/15/15)	2,990	3,099,434
5.75%, 06/15/40	(Call 06/15/18)	500	560,915
Series AA
5.00%, 06/15/21	(Call 06/15/18)	1,000	1,149,350
5.00%, 06/15/22	(Call 06/15/18)	5,000	5,692,050
Series B
5.00%, 06/15/21	(Call 12/15/14) (AMBAC)	500	556,010
5.00%, 06/15/28	(Call 12/15/14) (AMBAC)	470	507,844
Series BB
5.00%, 06/15/27	(Call 06/15/19)	1,000	1,095,950
5.00%, 06/15/31	(Call 06/15/20)	1,550	1,672,822
Series C
4.75%, 06/15/33	(Call 06/15/16)	3,925	4,026,422
5.00%,06/15/35	(Call 06/15/14)	1,400	1,459,402
Series D
5.00%, 06/15/28	(Call 06/15/16)	280	302,336
5.00%, 06/15/38	(Call 06/15/15)	7,200	7,447,680
Series DD
4.75%, 06/15/36	(Call 06/15/17)	500	509,745
5.00%, 06/15/32	(Call 06/15/18)	900	951,867
5.00%, 06/15/39	(Call 06/15/12)	780	783,206
Series EE
5.25%, 06/15/40	(Call 06/15/19)	900	961,128

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT -FREE MUNICIPAL BOND FUND

November 30, 2011

Series FF-2
5.00%, 06/15/40	(Call 06/15/19)	710	744,975
Series GG-1
5.00%, 06/15/39	(Call 06/15/19)	2,460	2,582,803
New York City Transitional Finance Authority RB Income Tax Revenue
5.00%, 02/01/31	(Call 02/01/21)	2,500	2,690,200
Series A
5.00%, 11/01/20		1,000	1,206,560
5.00%, 11/01/23	(Call 11/01/21)	1,000	1,176,290
5.00%, 05/01/28	(Call 05/01/19)	1,000	1,100,880
Series A-1
5.00%, 11/01/13		250	271,393
Series B
5.00%, 11/01/13		1,015	1,102,772
5.00%, 11/01/15		725	832,750
5.00%, 11/01/21	(Call 11/01/19)	2,800	3,350,704
5.00%, 11/01/25	(Call 05/01/17)	1,050	1,162,392
Series C
5.00%, 11/01/33	(Call 11/01/20)	500	531,015
5.00%, 11/01/39	(Call 11/01/20)	500	525,685
Series C-1
5.00%, 11/01/27	(Call 11/01/17)	2,800	3,063,900
Series D-1
5.00%, 11/01/33	(Call 11/01/21)	1,000	1,067,670
Series D-2
5.00%, 11/01/12		1,000	1,043,780
Series E
4.00%, 11/01/12		3,700	3,823,506
5.00%, 11/01/18		1,500	1,796,160
New York City Transitional Finance Authority RB Miscellaneous Revenue
Series S-1
4.50%, 01/15/38	(Call 01/15/18) (SAW)	1,575	1,537,074
5.00%, 07/15/36	(Call 01/15/17) (NPFGC-FGIC)	1,000	1,030,910
5.50%, 07/15/28	(Call 07/15/18) (SAW)	3,255	3,612,236
Series S-2
6.00%, 07/15/38	(Call 07/15/18) (SAW)	250	281,465
Series S-4
5.50%, 01/15/39	(Call 01/15/19) (SAW)	675	729,810
Series S-5
5.00%, 01/15/31	(Call 01/15/19) (SAW)	1,400	1,477,994
New York City Transitional Finance Authority RB Miscellaneous Taxes
5.00%, 11/01/16	(Call 05/01/15)	500	564,740
5.00%, 11/01/17	(Call 05/01/15)	2,000	2,251,280
Series A-1
5.00%, 11/01/12		500	521,765
5.00%, 11/01/13		3,070	3,332,700
5.00%, 11/01/14		3,600	4,043,556

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

November 30, 2011

New York City Transitional Finance Authority RB Sales Tax Revenue Series A-1
5.00%, 08/01/12		300	309,611
New York City Trust for Cultural Resources RB Recreational Revenue
5.00%, 04/01/31	(Call 10/01/18)	2,000	2,130,800
New York Convention Center Development Corp. RB Hotel Occupancy Tax
5.00%, 11/15/44	(Call 11/15/15) (AMBAC)	2,250	2,265,187
New York Liberty Development Corp. RB Industrial Revenue
5.75%, 11/15/51	(Call 11/15/21)	1,750	1,857,572
New York Local Government Assistance Corp. RB Miscellaneous Revenue Series C
5.00%, 04/01/12	(GOI)	875	889,236
New York Local Government Assistance Corp. RB Sales Tax Revenue
Series A
5.00%, 04/01/13	(GOI)	500	531,765
Series C
5.50%, 04/01/17	(GOI)	4,800	5,601,360
New York Power Authority (The) RB Electric Power & Light Revenues
Series A
5.00%, 11/15/22	(GOI)	750	919,470
5.00%, 11/15/38	(Call 11/15/21) (GOI)	1,000	1,070,430
Series C
5.00%, 11/15/15	(NPFGC)	1,000	1,152,540
New York State Dormitory Authority RB College & University Revenue
5.00%, 07/01/17		1,000	1,166,140
5.00%, 07/01/22	(Call 07/01/18)	3,100	3,452,284
Series A
5.00%, 07/01/41	(Call 07/01/21)	500	522,840
New York State Dormitory Authority RB Health Hospital Nursing Home Revenue
5.50%, 05/01/37	(Call 05/01/19)	850	874,973
5.75%, 05/01/37	(Call 05/01/19)	435	454,449
New York State Dormitory Authority RB Income Tax Revenue
5.00%, 03/15/27	(PR 03/15/13)	1,000	1,060,080
Series A
5.00%, 03/15/25	(Call 03/15/18)	3,700	4,124,390
5.00%, 03/15/27	(Call 03/15/18)	6,000	6,580,680
Series B
5.00%, 03/15/28	(Call 03/15/19)	500	544,715
5.50%, 03/15/26	(AMBAC)	845	1,057,179
Series C
5.00%, 12/15/31	(Call 12/15/16)	3,500	3,696,105
5.00%, 03/15/34	(Call 03/15/21)	1,000	1,063,330
5.00%, 03/15/41	(Call 03/15/21)	1,300	1,363,934
Series D
5.00%, 03/15/36	(Call 09/15/16)	1,200	1,246,476
Series F
5.00%, 03/15/30	(Call 03/15/15)	2,000	2,091,640
New York State Dormitory Authority RB Miscellaneous Revenue
5.00%, 07/01/13	(NPFGC-FGIC)	420	447,951
5.50%, 07/01/18	(NPFGC-FGIC)	1,405	1,707,496
New York State Dormitory Authority RB Property Tax Series D
5.25%, 10/01/23	(Call 10/01/12) (NPFGC)	1,050	1,081,017
New York State Environmental Facilities Corp. RB Federal Grant Revenue
5.00%, 10/15/35	(Call 10/15/16)	1,850	1,964,792
New York State Environmental Facilities Corp. RB Water Revenue
5.00%, 06/15/30	(Call 06/15/14)	1,600	1,710,752
5.00%, 06/15/37	(Call 06/15/18)	1,700	1,789,964
5.00%, 06/15/41	(Call 06/15/21)	2,000	2,137,660
Series B

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

November 30, 2011

4.50%, 06/15/36	(Call 06/15/17)	220	221,767
4.75%, 06/15/32	(Call 06/15/17)	400	411,964
New York State Thruway Authority RB Highway Revenue Tolls
Series B
5.00%, 04/01/14	(AGM)	3,730	4,091,362
5.00%, 04/01/16	(Call 10/01/15) (NPFGC-FGIC)	1,200	1,368,648
5.00%, 04/01/21	(Call 10/01/15) (AMBAC)	840	934,794
5.00%, 04/01/27	(Call 10/01/17)	4,985	5,375,026
Series H
5.00%, 01/01/20	(Call 01/01/18) (NPFGC)	1,500	1,730,595
5.00%, 01/01/21	(Call 01/01/18) (NPFGC)	3,400	3,885,316
5.00%, 01/01/22	(Call 01/01/18) (NPFGC-FGIC)	1,280	1,450,330
5.00%, 01/01/23	(Call 01/01/18) (NPFGC-FGIC)	720	805,918
New York State Thruway Authority RB Income Tax Revenue Series A
5.00%, 03/15/18		500	596,400
5.00%, 03/15/26	(Call 09/15/18)	1,700	1,895,704
New York State Thruway Authority RB Miscellaneous Revenue
5.00%, 04/01/13		350	370,339
5.00%, 04/01/14		1,080	1,180,408
5.00%, 04/01/15		1,065	1,192,108
5.00%, 04/01/18		250	292,810
5.00%, 04/01/19		500	587,690
Series B
5.00%, 04/01/19	(Call 10/01/18)	2,700	3,184,812
5.00%, 04/01/20	(Call 10/01/18)	2,000	2,324,620
New York State Urban Development Corp. RB Income Tax Revenue
5.00%, 12/15/17		200	237,212
5.00%, 12/15/18		2,300	2,767,682
Series A
5.00%, 03/15/16		500	575,860
5.00%, 03/15/19		1,000	1,199,420
Series A-1
5.00%, 12/15/18		310	373,035
Series A-2
5.50%, 03/15/22	(NPFGC)	1,500	1,894,545
Series B
5.00%, 03/15/32	(Call 03/15/17)	1,000	1,054,040
Series B-1
5.00%, 03/15/28	(Call 03/15/19)	250	273,198
5.00%, 03/15/36	(Call 03/15/19)	2,000	2,120,100
New York State Urban Development Corp. RB Miscellaneous Revenue
Series B
5.25%, 01/01/24	(Call 07/01/18)	250	277,078
Series D
5.00%, 01/01/16		1,275	1,453,385
5.25%, 01/01/17		460	535,578
5.25%, 01/01/20	(Call 01/01/19)	1,000	1,174,000
5.25%, 01/01/21	(Call 01/01/19)	500	578,230
5.50%, 01/01/19		1,515	1,819,333
5.63%, 01/01/28	(Call 01/01/19)	1,245	1,372,749
Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
4.50%, 11/15/34	(Call 11/15/17) (AMBAC)	205	206,917
4.50%, 01/15/36	(Call 01/15/16) (GOI)	255	255,370

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

November 30, 2011

4.50%, 09/15/39	(Call 09/15/19) (GOI)	750	749,955
4.75%, 07/15/31	(Call 07/15/18) (GOI)	1,870	1,956,375
4.75%, 07/15/33	(Call 07/15/18) (GOI)	285	294,636
5.00%, 07/15/33	(Call 01/15/21) (GOI)	2,250	2,415,150
5.00%, 07/15/35	(Call 07/15/20) (GOI)	500	533,890
5.00%, 09/15/36	(Call 09/15/19) (GOI)	2,500	2,646,925
5.00%, 07/15/38	(Call 07/15/18) (GOI)	125	131,020
5.00%, 03/15/39	(Call 03/15/14) (GOI)	1,690	1,734,886
Series 5
5.38%, 03/01/28	(GOI)	2,000	2,331,680
Sales Tax Asset Receivable Corp. RB Sales Tax Revenue Series A
5.00%, 10/15/23	(Call 10/15/14) (NPFGC)	495	542,243
5.00%, 10/15/24	(Call 10/15/14) (NPFGC)	230	251,680
5.00%, 10/15/25	(Call 10/15/14) (NPFGC)	1,000	1,092,250
5.00%, 10/15/29	(Call 10/15/14) (AMBAC)	850	912,518
5.00%, 10/15/32	(Call 10/15/14) (AMBAC)	3,235	3,429,682
5.25%, 10/15/18	(Call 10/15/14) (NPFGC)	500	557,790
5.25%, 10/15/27	(Call 10/15/14) (AMBAC)	1,000	1,085,980
State of New York GO
Series A
5.00%, 02/15/39	(Call 02/15/19)	1,045	1,112,517
Series C
3.00%, 02/01/16		535	571,203
4.00%, 04/15/12		1,200	1,216,848
5.00%, 04/15/13		250	266,300
5.00%, 04/15/14		500	552,565
Triborough Bridge & Tunnel Authority RB Highway Revenue Tolls
5.00%, 11/15/37	(Call 05/15/18) (GOI)	5,450	5,789,262
Series A
5.00%, 01/01/32	(PR 01/01/12) (GOI)	500	502,065
5.00%, 11/15/35	(Call 11/15/16)	3,000	3,151,560
Series B
5.00%, 11/15/32	(Call 11/15/12) (GOI)	4,150	4,225,737
5.25%, 11/15/12	(GOI)	500	523,855
5.25%, 11/15/15	(GOI)	600	694,038
Series D
5.00%, 11/15/26	(Call 11/15/18)	1,000	1,079,990
5.00%, 11/15/31	(Call 11/15/18)	3,000	3,154,560
Series Y
5.50%, 01/01/17	(GOI)	1,000	1,126,950

			406,301,836

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

November 30, 2011

NORTH CAROLINA—1.63%
City of Charlotte RB Sewer Revenue
5.00%, 07/01/38	(Call 07/01/18)	1,500	1,610,295
County of Mecklenburg GO
Series A
5.00%, 08/01/16		525	619,379
Series C
5.00%, 02/01/14		750	822,315
County of Wake GO Series C
5.00%, 03/01/20		1,000	1,236,590
5.00%, 03/01/25		1,550	1,916,962
North Carolina Eastern Municipal Power Agency RB Electric Power & Light Revenues
Series A
4.50%, 01/01/24	(PR 01/01/22)	500	602,505
5.00%, 01/01/21		3,000	3,445,710
Series B
5.00%, 01/01/26	(Call 01/01/19)	2,000	2,128,620
6.00%, 01/01/22		390	472,614
Series D
5.50%, 01/01/14		700	761,971
North Carolina Municipal Power Agency No. 1 RB Electric Power & Light Revenues Series B
5.00%, 01/01/21	(Call 01/01/20)	2,500	2,874,000
Raleigh Durham Airport Authority RB Port Airport & Marina Revenue Series A
5.00%, 05/01/32	(Call 05/01/20)	630	673,709
State of North Carolina GO
5.00%, 03/01/12		7,485	7,575,868
Series A
5.00%, 03/01/16		530	618,770
5.00%, 09/01/16		1,125	1,329,896
5.00%, 03/01/17		500	596,825
Series B
5.00%, 04/01/12		1,000	1,016,120
5.00%, 06/01/14		1,000	1,109,750
5.00%, 04/01/15		500	569,080
5.00%, 06/01/16		535	628,604
5.00%, 06/01/19		1,000	1,233,510
Series C
5.00%, 05/01/19		1,000	1,232,320
5.00%, 05/01/22		2,050	2,558,031
State of North Carolina RB Miscellaneous Revenue Series A
5.00%, 05/01/29	(Call 05/01/20) (SAP)	1,500	1,641,060
University of North Carolina at Chapel Hill RB College & University Revenue
5.00%, 12/01/36	(Call 12/01/17)	1,180	1,256,016

			38,530,520
OHIO—0.78%
American Municipal Power Inc. RB Electric Power & Light Revenues
5.00%, 02/15/38	(Call 02/15/18)	1,000	1,025,120
5.25%, 02/15/28	(Call 02/15/18)	1,000	1,066,360
Cincinnati City School District GO
5.25%, 12/01/25	(NPFGC-FGIC)	20	23,588
5.25%, 12/01/30	(NPFGC-FGIC)	1,000	1,140,770
City of Columbus RB Sewer Revenue Series A
5.00%, 06/01/27	(Call 12/01/17)	1,500	1,628,475
5.00%, 06/01/31	(Call 12/01/17)	3,330	3,528,002

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

November 30, 2011

Ohio State Turnpike Commission RB Highway Revenue Tolls Series A
5.00%, 02/15/31	(Call 02/15/20)	1,500	1,596,420
State of Ohio GO Series A
5.00%, 09/15/16		1,000	1,170,820
5.38%, 09/01/28	(Call 03/01/18)	1,970	2,174,545
State of Ohio RB Highway Revenue Tolls Series 2008-1
5.00%, 06/15/16		800	922,712
5.75%, 06/15/19	(Call 06/15/18)	3,500	4,225,655

			18,502,467
OKLAHOMA—0.15%
Grand River Dam Authority RB Electric Power & Light Revenues Series A
5.00%, 06/01/12	(AGM)	1,000	1,023,610
5.00%, 06/01/27	(Call 06/01/18) (BHAC)	500	550,610
5.25%, 06/01/40	(Call 06/01/20)	500	531,700
Oklahoma Municipal Power Authority RB Electric Power & Light Revenues Series A
4.50%, 01/01/47	(Call 01/01/17) (NPFGC-FGIC)	750	740,453
Oklahoma Turnpike Authority RB Highway Revenue Tolls Series A
5.00%, 01/01/20		500	603,590

			3,449,963
OREGON—0.57%
City of Portland RB Sewer Revenue Series A
5.00%, 06/01/14	(NPFGC)	2,850	3,156,147
5.00%, 03/01/35	(Call 03/01/20)	1,000	1,056,670
Oregon State Department of Administrative Services RB Miscellaneous Revenue Series A
5.00%, 04/01/13	(AGM)	1,500	1,592,160
Oregon State Department of Transportation RB Fuel Sales Tax Revenue Series A
4.50%, 11/15/32	(Call 11/15/17)	3,725	3,793,130
State of Oregon GO Series A
4.50%, 08/01/32	(Call 08/01/17)	3,665	3,775,720

			13,373,827
PENNSYLVANIA—2.52%
City of Philadelphia RB Port Airport & Marina Revenue Series A
5.00%, 06/15/40	(Call 06/15/20)	500	494,740
City of Philadelphia RB Water Revenue
5.25%, 12/15/14	(AMBAC)	2,000	2,240,320
Series A
4.00%, 06/15/12		1,000	1,019,720
Series B
4.75%, 11/01/31	(Call 11/01/17) (AMBAC)	300	305,565
Series C
5.00%, 08/01/17	(AGM)	415	479,815
Commonwealth of Pennsylvania GO
5.00%, 07/01/19		475	577,667

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

November 30, 2011

5.00%, 07/01/20		1,355	1,652,707
5.00%, 07/01/21		500	611,680
5.25%, 07/01/15		1,800	2,074,302
First Series
5.00%, 02/15/14		750	822,068
5.00%, 07/01/18		1,000	1,207,550
5.00%, 10/01/26	(Call 10/01/16)	1,085	1,204,176
5.00%, 11/15/29	(Call 11/15/21)	500	559,025
Second Series
5.00%, 10/01/12	(NPFGC-FGIC)	1,500	1,559,400
5.00%, 07/01/13	(NPFGC-FGIC)	3,300	3,539,217
5.00%, 01/01/15		1,500	1,690,185
5.00%, 08/01/18	(Call 08/01/17)	1,000	1,183,850
5.00%, 01/01/19	(PR 01/01/16)	1,000	1,158,440
5.00%, 05/01/19		2,600	3,156,686
5.00%, 01/01/20	(PR 01/01/16)	3,500	4,054,540
5.00%, 05/01/20		755	919,892
5.00%, 05/01/21	(Call 05/01/20)	1,500	1,807,995
Third Series
5.00%, 09/01/13		625	674,888
5.00%, 09/01/14	(AGM)	1,250	1,396,387
5.00%, 07/15/17		725	863,924
County of Chester GO
5.00%, 07/15/28	(Call 07/15/19)	1,410	1,579,454
Delaware River Port Authority RB Highway Revenue Tolls Series D
5.00%, 01/01/35	(Call 01/01/20)	500	517,110
Delaware Valley Regional Financial Authority RB Miscellaneous Revenue
5.50%, 07/01/12		2,900	2,979,518
Series A
5.50%, 08/01/28	(AMBAC)	225	232,702
Pennsylvania Turnpike Commission RB Highway Revenue Tolls
0.00%, 12/01/34	(Call 12/01/20)	500	409,735
6.00%, 12/01/36	(Call 12/01/20)	1,500	1,721,265
Series A-1
5.00%, 06/01/38	(Call 06/01/18) (AGM)	500	506,645
Series B
5.00%, 12/01/18		1,905	2,236,203
5.00%, 12/01/24	(Call 12/01/19)	500	554,755
5.00%, 06/01/29	(Call 06/01/19)	2,000	2,073,380
5.25%, 06/01/24	(Call 06/01/19)	575	627,848
5.25%, 06/01/39	(Call 06/01/19)	4,780	4,853,994
5.75%, 06/01/39	(Call 06/01/19)	250	265,300
Series D
5.13%, 12/01/40	(Call 12/01/19)	2,100	2,107,518
State Public School Building Authority RB Lease Appropriation
5.25%, 06/01/26	(PR 06/01/13) (AGM)	1,000	1,072,800
5.50%, 06/01/28	(AGM)	470	548,344
State Public School Building Authority RB Lease Revenue Series A
5.00%, 06/01/31	(Call 12/01/16) (AGM)	1,800	1,845,594

			59,386,904
PUERTO RICO—5.50%
Commonwealth of Puerto Rico GO
5.50%, 07/01/13	(FGIC)	550	582,483
5.50%, 07/01/15	(AGM)	630	700,636
5.50%, 07/01/16	(AGM)	200	223,908
Series A

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

November 30, 2011

5.00%, 07/01/13		500	525,635
5.00%, 07/01/14	(AGM)	1,100	1,188,572
5.00%, 07/01/16	(AGM)	230	252,565
5.00%, 07/01/23	(Call 07/01/18)	1,000	1,012,550
5.00%, 07/01/29	(Call 07/01/14)	775	775,155
5.25%, 07/01/15		555	598,240
5.25%, 07/01/24	(Call 07/01/16)	1,000	1,015,820
5.50%, 07/01/17		1,000	1,107,060
5.50%, 07/01/17	(XLCA)	1,175	1,300,795
5.50%, 07/01/18		2,785	3,063,751
5.50%, 07/01/19	(NPFGC)	1,000	1,096,320
5.75%, 07/01/41	(Call 07/01/21)	1,970	2,023,939
Series B
5.25%, 07/01/17	(Call 07/01/16)	1,780	1,920,264
5.75%, 07/01/38	(Call 07/01/19)	2,425	2,480,144
5.88%, 07/01/36	(Call 07/01/14)	2,000	2,023,980
Series E
5.38%, 07/01/30	(Call 07/01/21)	1,000	1,013,780
5.50%, 07/01/31	(Call 07/01/21)	1,500	1,533,555
Government Development Bank for Puerto Rico RB Miscellaneous Revenue Series B
5.00%, 12/01/11		225	225,027
5.00%, 12/01/13		300	318,588
5.00%, 12/01/14		1,300	1,394,822
5.00%, 12/01/15		1,460	1,565,602
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Water Revenue Series A
6.00%, 07/01/38	(Call 07/01/18)	5,620	5,823,388
Puerto Rico Electric Power Authority RB Electric Power & Light Revenues
Series II
5.13%, 07/01/26	(PR 07/01/12) (AGM)	620	643,957
5.25%, 07/01/31	(PR 07/01/12)	4,500	4,677,165
Series TT
5.00%, 07/01/32	(Call 07/01/17)	2,000	1,972,100
5.00%, 07/01/37	(Call 07/01/17)	4,100	4,001,518
Series V
5.25%, 07/01/30	(NPFGC-FGIC)	2,500	2,590,350
Series WW
5.25%, 07/01/33	(Call 07/01/18)	1,500	1,511,550
5.50%, 07/01/38	(Call 07/01/18)	4,820	4,899,530
Series XX
5.25%, 07/01/40	(Call 07/01/20)	1,500	1,503,015
Series ZZ
5.25%, 07/01/19		1,260	1,402,645
5.25%, 07/01/26	(Call 07/01/20)	1,000	1,050,710
Puerto Rico Highway & Transportation Authority RB Fuel Sales Tax Revenue
Series G
5.00%, 07/01/33	(PR 07/01/13)	1,000	1,072,650
Series J
5.13%, 07/01/39	(PR 07/01/14)	410	457,425
5.13%, 07/01/43	(PR 07/01/14)	200	223,134
Series X
5.50%, 07/01/15		50	54,434
Puerto Rico Highway & Transportation Authority RB Highway Revenue Tolls
Series BB
5.25%, 07/01/22	(AGM)	500	577,843
Series CC
5.25%, 07/01/36	(AGM)	2,035	2,071,671
5.50%, 07/01/30		500	529,385
Series K
5.00%, 07/01/30	(Call 07/01/15)	700	691,628
5.00%, 07/01/40	(PR 07/01/15)	400	461,268

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

November 30, 2011

Series L
5.25%, 07/01/38	(AMBAC)	3,800	3,730,384
Series M
5.00%, 07/01/46	(Call 07/01/17)	4,500	4,199,310
Series N
5.25%, 07/01/31	(AMBAC)	1,040	1,046,292
5.25%, 07/01/36	(AGM)	2,000	2,036,040
Series X
5.50%, 07/01/15		150	169,945
Puerto Rico Infrastructure Financing Authority RB Sales Tax Revenue Series C
5.50%, 07/01/16	(AMBAC)	1,250	1,370,575
5.50%, 07/01/17	(AMBAC)	2,550	2,808,009
5.50%, 07/01/25	(AMBAC)	4,625	4,860,181
Puerto Rico Municipal Finance Agency GO Series C
5.25%, 08/01/17	(AGM)	760	838,835
Puerto Rico Public Buildings Authority RB Lease Non-Terminable
Series H
5.50%, 07/01/16	(AMBAC)	1,650	1,805,100
Series I
5.00%, 07/01/36	(Call 07/01/14) (GTD)	3,000	2,892,960
Series P
6.25%, 07/01/26	(Call 07/01/19) (GTD)	1,000	1,110,690
6.75%, 07/01/36	(Call 07/01/19) (GTD)	2,500	2,779,925
Puerto Rico Public Buildings Authority RB Lease Revenue Series Q
5.50%, 07/01/37	(Call 07/01/14) (GTD)	310	311,612
Puerto Rico Public Finance Corp. RB Miscellaneous Revenue
5.50%, 08/01/29	(PR 02/01/12)	250	252,242
Puerto Rico Sales Tax Financing Corp. RB Sales Tax Revenue
0.00%, 08/01/32	(Call 08/01/26)	2,000	1,809,060
Series A
0.00%, 08/01/35		5,375	1,229,639
0.00%, 08/01/36		4,500	962,640
0.00%, 08/01/41	(NPFGC-FGIC)	2,000	309,420
0.00%, 08/01/42	(NPFGC-FGIC)	2,000	289,340
0.00%, 08/01/43	(NPFGC)	500	67,625
0.00%, 08/01/44	(NPFGC)	2,000	252,740
0.00%, 08/01/45	(NPFGC)	1,000	118,350
0.00%, 08/01/46	(NPFGC)	7,750	849,942
0.00%, 08/01/47	(AMBAC)	5,500	560,505
0.00%, 08/01/54	(AMBAC)	33,525	2,123,809
0.00%, 08/01/56		5,000	276,250
4.38%, 08/01/20	(Call 02/01/20)	215	232,817
5.00%, 08/01/18		220	250,254
5.25%, 08/01/27	(Call 08/01/19)	1,430	1,512,125
5.38%, 08/01/39	(Call 02/01/20)	3,000	3,088,680
5.50%, 08/01/23	(Call 08/01/19)	520	579,072
5.50%, 08/01/28	(Call 08/01/19)	470	499,854
5.50%, 08/01/37	(Call 02/01/20)	345	360,663
5.50%, 08/01/42	(Call 02/01/20)	1,250	1,302,462
5.75%, 08/01/37	(Call 08/01/19)	4,000	4,235,840
6.00%, 08/01/42	(Call 08/01/19)	9,625	10,390,091
Series C
0.00%, 08/01/38		7,500	1,408,575
5.13%, 08/01/42	(Call 08/01/20) (AGM)	1,360	1,389,988
5.25%, 08/01/41	(Call 08/01/20)	1,250	1,274,325

			129,744,723

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

November 30, 2011

RHODE ISLAND—0.08%
Rhode Island Convention Center Authority RB Miscellaneous Revenue Series B
5.25%, 05/15/15	(NPFGC)	410	429,537
Rhode Island Economic Development Corp. RB Federal Grant Revenue Series A
5.25%, 06/15/19	(AGM)	1,200	1,441,416

			1,870,953
SOUTH CAROLINA—1.39%
Greenville County School District RB Lease Appropriation
4.63%, 12/01/20	(AGM)	1,000	1,131,920
5.00%, 12/01/27	(Call 12/01/16)	1,000	1,063,570
5.50%, 12/01/28	(PR 12/01/12)	8,270	8,783,567
Piedmont Municipal Power Agency RB Electric Power & Light Revenues Series A-2
5.00%, 01/01/22	(Call 01/01/21)	1,000	1,129,980
South Carolina State Public Service Authority RB Electric Power & Light Revenues
Series A
5.00%, 01/01/17	(NPFGC)	2,360	2,774,392
5.50%, 01/01/38	(Call 01/01/19)	2,600	2,823,444
Series B
5.00%, 01/01/22	(Call 01/01/16) (NPFGC)	1,315	1,438,163
Series D
5.00%, 01/01/21	(PR 01/01/13) (AGM)	1,110	1,166,022
5.00%, 01/01/21	(Call 01/01/13) (AGM)	1,590	1,656,223
Series E
5.00%, 01/01/40	(Call 01/01/20)	1,450	1,532,853
South Carolina State Public Service Authority RB Miscellaneous Revenue Series A
5.00%, 01/01/20	(Call 01/01/14) (AMBAC)	6,010	6,556,069
South Carolina Transportation Infrastructure Bank RB Miscellaneous Revenue Series A
5.25%, 10/01/40	(Call 10/01/19)	500	523,495
State of South Carolina GO
5.00%, 03/01/15		1,000	1,135,300
Series A
4.00%, 04/01/22	(Call 04/01/20)	1,000	1,126,490

			32,841,488
TENNESSEE—0.59%
City of Memphis GO
5.00%, 10/01/15	(NPFGC)	1,250	1,437,187
Series D
5.00%, 07/01/21	(Call 07/01/20)	1,000	1,198,920
City of Memphis RB Electric Power & Light Revenues
5.00%, 12/01/14		1,575	1,768,284
5.00%, 12/01/15		300	345,477
Series A
5.00%, 12/01/11	(NPFGC)	1,500	1,500,195
5.00%, 12/01/12	(NPFGC)	935	977,851
5.00%, 12/01/13	(NPFGC)	500	543,910

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

November 30, 2011

5.00%, 12/01/14	(PR 12/01/13) (NPFGC)	2,000	2,178,840
5.00%, 12/01/15	(PR 12/01/13) (NPFGC)	300	326,826
5.00%, 12/01/16	(PR 12/01/13) (NPFGC)	250	272,355
County of Shelby GO Series A
5.00%, 04/01/14	(AMBAC)	300	330,325
Memphis-Shelby County Sports Authority Inc. RB Recreational Revenue Series A
5.13%, 11/01/28	(PR 11/01/12) (AMBAC)	500	522,230
Metropolitan Government of Nashville & Davidson County GO
5.00%, 01/01/20	(Call 01/01/18)	1,000	1,167,970
Metropolitan Government of Nashville & Davidson County RB Water Revenue
5.20%, 01/01/13	(NPFGC-FGIC)	395	408,521
State of Tennessee GO Series C
5.00%, 09/01/12		1,000	1,035,770

			14,014,661
TEXAS—7.51%
Central Texas Regional Mobility Authority RB Highway Revenue Tolls
6.00%, 01/01/41	(Call 01/01/21)	1,000	1,005,500
City of Austin Electric Utility Revenue RB Electric Power & Light Revenues
5.00%, 11/15/13	(AGM)	1,000	1,084,610
City of Austin RB Water Revenue Series A
5.00%, 11/15/39	(Call 11/15/19)	1,000	1,054,320
City of Brownsville RB Multiple Utility Revenue Series A
5.00%, 09/01/31	(Call 09/01/15) (AMBAC)	500	509,200
City of Dallas GOL Series A
5.00%, 02/15/18		1,600	1,916,896
5.00%, 02/15/20		650	788,587
City of Dallas RB Water Revenue
5.00%, 10/01/14	(AMBAC)	275	307,940
5.00%, 10/01/15	(AMBAC)	1,200	1,380,672
5.00%, 10/01/17	(AMBAC)	750	897,210
5.00%, 10/01/39	(Call 10/01/20)	850	901,654
5.00%, 10/01/40	(Call 10/01/21)	1,500	1,598,280
City of Houston GOL Series A
5.00%, 03/01/12	(NPFGC)	2,000	2,024,120
5.00%, 03/01/18		1,000	1,198,290
5.00%, 03/01/19	(Call 03/01/18)	500	588,990
5.00%, 03/01/27	(Call 03/01/19)	1,000	1,095,300
5.25%, 03/01/28	(Call 03/01/18)	1,235	1,349,559
City of Houston RB Multiple Utility Revenue Series A
5.25%, 11/15/17	(AGM)	825	995,527
City of Houston RB Port Airport & Marina Revenue Series A
5.50%, 07/01/34	(Call 07/01/18)	750	798,023
5.50%, 07/01/39	(Call 07/01/18)	1,485	1,570,506
City of Houston RB Sewer Revenue Series E
5.00%, 11/15/16		1,000	1,171,230
City of Houston RB Water Revenue

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

November 30, 2011

Series A
5.00%, 11/15/36	(Call 11/15/17) (AGM)	4,500	4,659,165
5.13%, 05/15/28	(Call 05/15/14) (NPFGC)	1,000	1,064,980
5.25%, 05/15/14	(NPFGC)	1,210	1,341,842
6.00%, 11/15/36	(Call 05/15/19) (AGM)	1,000	1,131,300
Series C
5.00%, 11/15/18		750	904,282
Series D
5.00%, 11/15/21		890	1,072,263
5.00%, 11/15/33	(Call 11/15/21)	1,000	1,059,530
City of San Antonio RB Electric Power & Light Revenues
5.00%, 02/01/32	(PR 02/01/17)	40	47,580
5.00%, 02/01/32	(Call 02/01/17)	5,295	5,532,216
5.38%, 02/01/14		1,000	1,101,960
5.38%, 02/01/16	(Call 02/01/12)	2,000	2,016,260
Series A
5.00%, 02/01/24	(Call 02/01/15)	3,150	3,463,929
Series D
5.00%, 02/01/19		500	605,430
City of San Antonio RB Water Revenue
4.50%, 05/15/37	(Call 05/15/17) (NPFGC-FGIC)	1,300	1,300,598
County of Fort Bend GOL
4.75%, 03/01/31	(Call 03/01/17) (NPFGC)	1,485	1,527,278
County of Harris GO Series B
5.00%, 10/01/25	(Call 10/01/16)	4,000	4,457,760
County of Harris GOL
5.25%, 10/01/24	(PR 10/01/14)	785	881,814
5.25%, 10/01/24	(Call 10/01/14)	2,215	2,428,526
County of Harris RB Series B-1
5.00%, 08/15/14	(NPFGC-FGIC)	500	555,260
County of Harris RB Highway Revenue Tolls Series A
5.00%, 08/15/38	(Call 08/15/19)	1,000	1,047,460
Cypress-Fairbanks Independent School District GO
5.00%, 02/15/30	(Call 02/15/17) (PSF)	4,000	4,338,720
5.00%, 02/15/35	(Call 02/15/17) (PSF)	1,200	1,268,556
Dallas Area Rapid Transit RB Sales Tax Revenue
5.00%, 12/01/33	(Call 12/01/18)	250	263,733
5.00%, 12/01/36	(Call 12/01/16) (AMBAC)	4,735	4,906,502
Dallas Independent School District GO Series A
5.00%, 08/15/25	(Call 08/15/14) (PSF)	700	761,460
5.00%, 08/15/28	(Call 08/15/14) (PSF)	6,500	6,964,750
Dallas-Fort Worth International Airport Facilities Improvement Corp. RB Port Airport & Marina Revenue Series A
5.00%, 11/01/42	(Call 11/01/20)	1,000	1,013,610
5.00%, 11/01/45	(Call 11/01/20)	495	498,524
5.25%, 11/01/38	(Call 11/01/20)	500	525,030

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

November 30, 2011

Duncanville Independent School District GO Series B
5.25%, 02/15/32	(PR 02/15/12) (PSF)	1,000	1,010,490
Harris County Flood Control District RB Miscellaneous Revenue Series A
5.00%, 10/01/34	(Call 10/01/20)	1,500	1,595,715
Harris County Metropolitan Transit Authority RB Sales Tax Revenue Series A
5.00%, 11/01/41	(Call 11/01/21)	1,000	1,056,840
Houston Independent School District GOL
5.00%, 02/15/22	(Call 02/15/17) (PSF)	1,750	2,020,480
Klein Independent School District GO Series A
5.00%, 08/01/38	(Call 08/01/18) (PSF)	240	253,054
Lower Colorado River Authority RB Electric Power & Light Revenues
5.00%, 05/15/12		200	204,268
5.00%, 05/15/13		595	631,676
5.00%, 05/15/40	(Call 05/15/20)	1,500	1,520,625
5.25%, 01/01/15		410	466,449
5.75%, 05/15/28	(Call 05/15/15)	940	1,013,395
Series A
5.00%, 05/15/35	(Call 05/15/20)	2,000	2,081,080
6.25%, 05/15/28	(Call 05/15/18)	1,500	1,722,090
North East Independent School District GO
5.25%, 02/01/27	(PSF)	530	641,215
Series A
5.00%, 08/01/37	(Call 08/01/17) (PSF)	500	528,230
North Texas Municipal Water District RB Water Revenue
5.00%, 09/01/31	(Call 09/01/16) (NPFGC)	1,500	1,622,010
5.00%, 09/01/38	(Call 09/01/18)	1,700	1,780,155
North Texas Tollway Authority RB Highway Revenue Tolls
0.00%, 09/01/43	(Call 09/01/31)	500	275,715
5.75%, 01/01/38	(Call 01/01/18)	3,600	3,722,832
6.00%, 01/01/38	(Call 01/01/19) (AGC-ICC)	500	544,735
6.00%, 01/01/43	(Call 01/01/21)	250	269,960
Series A
5.50%, 09/01/36	(Call 09/01/21)	2,500	2,709,800
5.50%, 09/01/41	(Call 09/01/21)	500	540,315
6.00%, 01/01/28	(Call 01/01/19)	500	555,615
Series B
0.00%, 09/01/37	(Call 09/01/31)	1,600	314,192
0.00%, 09/01/43	(Call 09/01/31)	2,500	310,500
5.00%, 01/01/38	(Call 01/01/21)	1,000	987,040
Series C
5.25%, 01/01/44	(Call 01/01/19)	3,370	3,407,575
Series D
5.00%, 09/01/24	(Call 09/01/21)	1,000	1,124,130
5.00%, 09/01/32	(Call 09/01/21)	1,000	1,046,290
Series H
5.00%, 01/01/13		275	287,158
Series K-1
5.75%, 01/01/38	(Call 01/01/19) (AGM)	500	536,600
Series L-2
6.00%, 01/01/13		1,000	1,054,760
North Texas Tollway Authority RB Miscellaneous Revenue
Series A

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

November 30, 2011

5.13%, 01/01/28	(Call 01/01/18) (NPFGC)	9,960	10,466,267
Series D
0.00%, 01/01/31	(AGM)	370	125,870
0.00%, 01/01/34	(AGM)	3,500	1,015,875
Series E-3
5.75%, 01/01/16		400	457,044
Pharr San Juan Alamo Independent School District GO
5.00%, 02/01/38	(Call 02/01/18) (PSF)	300	315,237
Plano Independent School District GO Series A
5.25%, 02/15/34	(Call 02/15/18)	1,700	1,822,451
Round Rock Independent School District GO
5.00%, 08/01/33	(Call 08/01/18)	500	531,395
San Antonio Independent School District GO
5.00%, 08/15/23	(Call 08/15/15) (PSF)	975	1,089,572
State of Texas GO
4.50%, 04/01/33	(Call 04/01/17)	2,870	2,943,759
5.00%, 10/01/15		1,250	1,439,737
5.00%, 04/01/26	(Call 04/01/18)	1,050	1,158,843
5.00%, 04/01/27	(Call 04/01/18)	1,300	1,425,372
5.00%, 04/01/28	(Call 04/01/16)	1,000	1,105,000
5.00%, 04/01/30	(Call 04/01/16)	2,850	3,097,351
Series A
4.75%, 04/01/35	(Call 04/01/15)	5,600	5,694,640
5.00%, 04/01/26	(Call 04/01/15)	2,850	3,084,697
5.00%, 04/01/33	(Call 04/01/17)	3,800	4,020,970
Texas Public Finance Authority RB Miscellaneous Revenue
Series A
5.00%, 07/01/15		2,300	2,625,887
5.00%, 01/01/16		500	577,485
5.00%, 01/01/17	(Call 01/01/16)	1,000	1,136,930
5.00%, 07/01/17	(Call 01/01/16)	750	854,295
Series B
5.00%, 07/01/19	(Call 07/01/14)	1,500	1,646,520
5.00%, 01/01/20	(Call 07/01/13)	675	715,723
Texas State Transportation Commission RB Fuel Sales Tax Revenue Series A
5.00%, 04/01/23	(Call 04/01/16)	500	564,880
5.25%, 04/01/14		1,300	1,437,930
Texas State Transportation Commission RB Highway Revenue Tolls
5.00%, 04/01/13		1,000	1,061,090
5.00%, 04/01/17		500	592,455
5.00%, 04/01/24	(Call 04/01/17)	2,000	2,236,600
5.00%, 04/01/25	(Call 04/01/16)	500	551,810
5.00%, 04/01/26	(Call 04/01/17)	1,000	1,095,640
5.00%, 04/01/27	(Call 04/01/17)	4,650	5,061,711
Texas State Turnpike Authority RB Highway Revenue Tolls Series A
0.00%, 08/15/21	(AMBAC)	500	316,535
5.00%, 08/15/42	(Call 08/15/12) (AMBAC)	1,990	1,891,137
Texas Water Development Board RB Water Revenue Series A
5.00%, 07/15/27	(Call 07/15/17)	250	272,433

			177,244,862
UTAH—0.60%
Intermountain Power Agency RB Electric Power & Light Revenues Series A

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

November 30, 2011

5.00%, 07/01/12		1,200	1,232,928
5.25%, 07/01/20	(Call 07/01/13)	1,000	1,057,900
5.25%, 07/01/22	(Call 07/01/13)	1,000	1,055,470
State of Utah GO
Series A
5.00%, 07/01/13		1,500	1,609,725
5.00%, 07/01/16		500	588,690
5.00%, 07/01/17		785	943,813
5.00%, 07/01/22	(Call 07/01/21)	2,000	2,457,320
Series C
5.00%, 07/01/15		875	1,003,651
5.00%, 07/01/18		650	794,892
Utah Transit Authority RB Sales Tax Revenue Series A
5.00%, 06/15/28	(Call 06/15/18)	1,275	1,378,964
5.00%, 06/15/32	(Call 06/15/18) (AGM)	1,500	1,590,885
5.00%, 06/15/36	(Call 06/15/18) (AGM)	500	524,415

			14,238,653
VIRGIN ISLANDS—0.01%
Virgin Islands Public Finance Authority RB Sales Tax Revenue
5.00%, 10/01/25	(Call 10/01/20)	250	254,453

			254,453
VIRGINIA—0.48%
City of Richmond RB Natural Gas Revenue
5.00%, 01/15/33	(PR 01/15/12) (AGM)	150	150,901
County of Fairfax GO
Series A
5.00%, 10/01/13	(SAW)	1,500	1,625,520
Series C
5.00%, 10/01/17	(SAW)	500	603,955
County of Loudoun GO Series B
5.00%, 11/01/19		500	618,425
Hampton Roads Sanitation District RB Sewer Revenue
5.00%, 04/01/38	(Call 04/01/18)	375	393,859
Upper Occoquan Sewage Authority RB Sewer Revenue Series A
5.15%, 07/01/20	(NPFGC)	1,000	1,187,110
Virginia College Building Authority RB College & University Revenue
5.00%, 09/01/20		900	1,097,208
Virginia Commonwealth Transportation Board RB Miscellaneous Revenue
5.00%, 10/01/13		500	541,645
Virginia Commonwealth Transportation Board RB Transit Revenue
5.00%, 05/15/27	(Call 05/15/21) (SAP)	500	565,965
5.00%, 05/15/34	(Call 05/15/21) (SAP)	1,000	1,074,830
Virginia Public School Authority RB Miscellaneous Revenue
5.25%, 08/01/14		1,505	1,685,856
Series C
5.00%, 08/01/15	(SAW)	680	779,763
5.00%, 08/01/19	(SAW)	750	915,720

			11,240,757

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

November 30, 2011

WASHINGTON—2.28%
Central Puget Sound Regional Transit Authority RB Sales Tax Revenue Series A
5.00%, 11/01/32	(Call 11/01/17) (AGM)	1,400	1,473,850
5.00%, 11/01/36	(Call 11/01/17)	3,150	3,289,135
City of Seattle RB Electric Power & Light Revenues
Series A
5.25%, 02/01/36	(Call 02/01/21)	1,200	1,304,520
Series B
5.00%, 02/01/24	(Call 02/01/20)	500	573,325
County of King GOL
4.75%, 01/01/34	(Call 01/01/18)	900	925,335
County of King RB Sewer Revenue
5.00%, 01/01/38	(Call 01/01/18)	4,600	4,790,670
Energy Northwest RB Electric Power & Light Revenues
Series A
5.00%, 07/01/13	(AMBAC)	355	380,617
5.00%, 07/01/17		3,000	3,556,170
5.00%, 07/01/23	(Call 07/01/21)	2,000	2,348,340
5.00%, 07/01/24	(Call 07/01/16)	675	732,854
5.25%, 07/01/13	(NPFGC)	170	182,937
5.25%, 07/01/16		580	683,083
5.25%, 07/01/18		125	152,015
5.25%, 07/01/18	(Call 07/01/14) (NPFGC)	150	164,918
5.50%, 07/01/12	(NPFGC)	2,200	2,267,870
5.50%, 07/01/13		330	356,417
5.50%, 07/01/13	(Call 07/01/12) (AGM)	3,000	3,089,100
Series C
5.00%, 07/01/14		750	831,480
Series D
5.00%, 07/01/12		335	344,353
King County School District No. 1 Seattle GOL Series A
4.25%, 12/01/11	(GTD)	200	200,022
5.00%, 06/01/12	(GTD)	500	511,995
NJB Properties RB Lease Revenue Series A
5.00%, 12/01/36	(Call 12/01/16) (GTD)	1,000	1,018,140
Port of Seattle RB Port Airport & Marina Revenue
5.00%, 06/01/30	(Call 06/01/20)	1,000	1,057,440
5.00%, 06/01/40	(Call 06/01/20)	2,000	2,071,440
State of Washington GO
5.00%, 06/01/41	(Call 06/01/21)	1,000	1,057,330
Series A
5.00%, 07/01/25	(Call 07/01/18)	1,330	1,479,878
5.00%, 07/01/27	(Call 07/01/18)	4,750	5,194,932
5.00%, 07/01/31	(Call 07/01/18)	3,400	3,625,454
5.00%, 08/01/35	(Call 08/01/21)	500	533,130
Series C
5.00%, 01/01/27	(Call 01/01/18)	1,000	1,087,840
5.00%, 01/01/28	(Call 01/01/18)	1,000	1,081,550
Series E
5.00%, 01/01/31	(Call 01/01/16) (AMBAC)	1,500	1,566,330
5.00%, 02/01/31	(Call 02/01/19)	1,500	1,639,515
Series R
5.00%, 01/01/21	(Call 01/01/15) (AMBAC)	2,685	2,937,524

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

November 30, 2011

Series R-2006A
5.00%, 07/01/13	(AMBAC)	525	562,968
Series R-2010A
5.00%, 01/01/15		555	624,464

			53,696,941
WEST VIRGINIA—0.01%
State of West Virginia GO
5.00%, 06/01/15	(NPFGC-FGIC)	200	227,818

			227,818
WISCONSIN—0.80%
State of Wisconsin GO
Series 1
5.00%, 05/01/16	(AMBAC)	550	640,722
5.00%, 05/01/18	(Call 05/01/15) (NPFGC)	3,000	3,371,550
5.00%, 05/01/21		500	608,395
5.50%, 05/01/14	(NPFGC)	2,285	2,550,014
Series 2
5.00%, 11/01/22	(Call 11/01/21)	1,000	1,204,270
Series A
5.00%, 05/01/16	(NPFGC-FGIC)	500	582,475
State of Wisconsin RB General Fund Series A
5.38%, 05/01/25	(Call 05/01/19) (SAP)	2,050	2,311,621
5.63%, 05/01/28	(Call 05/01/19) (SAP)	1,470	1,651,075
5.75%, 05/01/33	(Call 05/01/19) (SAP)	2,000	2,206,500
6.00%, 05/01/36	(Call 05/01/19) (SAP)	1,250	1,387,900
State of Wisconsin RB Transit Revenue Series A
5.00%, 07/01/20	(AGM)	2,000	2,437,680

			18,952,202

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $2,227,001,792)			2,316,560,693

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

November 30, 2011

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.85%

MONEY MARKET FUNDS—0.85%
BlackRock Liquidity Funds - MuniFund, Institutional Shares
0.04%(a)(b)	20,021,350	20,021,350

		20,021,350

TOTAL SHORT-TERM INVESTMENTS (Cost: $20,021,350)		20,021,350

TOTAL INVESTMENTS IN SECURITIES—99.07% (Cost: $2,247,023,142)		2,336,582,043
Other Assets, Less Liabilities—0.93%		21,979,171

NET ASSETS—100.00%		$2,358,561,214

COP - Certificates of Participation

GO - General Obligation

GOI - General Obligation of the Issuer

GOL - General Obligation Limited

GTD - Guaranteed by the Commonwealth, County or State

PR - Prerefunded

PSF - Permanent School Fund

RB - Revenue Bond

SAP - Subject to Appropriations

SAW - State Aid Withholding

SO - Special Obligation

ST - Special Tax

TA - Tax Allocation

Insured by:

AGC-ICC - American Guaranty Corp. - Insured Custody Certificates

AGM - Assured Guaranty Municipal Corp.

AMBAC - Ambac Financial Group Inc.

BHAC - Berkshire Hathaway Assurance Corp.

CIFG - CDC IXIS Financial Guaranty

FGIC - Financial Guaranty Insurance Co.

NPFGC - National Public Finance Guarantee Corp.

XLCA - XL Capital Assurance Inc.

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

November 30, 2011

Security		Principal (000s)	Value

MUNICIPAL BONDS & NOTES—95.70%

NEW YORK—95.70%
Brooklyn Arena Local Development Corp. RB Recreational Revenue
6.25%, 07/15/40	(Call 01/15/20)	$250	$259,728
6.38%, 07/15/43	(Call 01/15/20)	950	983,240
City of New York GO
5.38%, 03/01/27	(PR 03/01/13)	210	223,232
Series A
5.00%, 08/01/20	(Call 08/01/16) (AGM)	250	283,627
5.00%, 08/01/25	(Call 08/01/16)	400	440,008
Series A-1
5.00%, 08/01/12		100	103,094
5.00%, 08/01/17		1,100	1,293,952
5.00%, 08/01/19	(Call 08/01/17)	150	174,992
5.00%, 08/01/27	(Call 08/01/21)	250	278,140
5.00%, 08/01/31	(Call 08/01/21)	200	216,064
Series B
5.00%, 08/01/13		105	112,772
5.00%, 08/01/16		135	156,176
5.00%, 08/01/20		100	119,865
Series B-1
5.25%, 09/01/20	(Call 09/01/18)	195	230,513
Series C
2.00%, 08/01/12		130	131,418
5.00%, 08/01/19		230	275,448
5.50%, 08/01/12		125	129,285
Series C-1
5.00%, 10/01/19	(Call 10/01/17)	150	175,452
5.00%, 10/01/20	(Call 10/01/17)	250	288,460
5.00%, 10/01/24	(Call 10/01/17) (AGM)	250	277,310
Series D
5.38%, 06/01/32	(PR 06/01/12)	100	102,582
Series E
4.00%, 08/01/14		220	237,965
Series G
4.00%, 08/01/18	(Call 08/01/17)	145	161,001
5.00%, 08/01/14		500	553,985
5.00%, 08/01/24	(Call 08/01/17)	350	388,552
Series H-1
5.00%, 03/01/23	(Call 03/01/19)	490	553,430
Series J
5.00%, 05/15/23	(Call 05/15/14)	250	270,283
5.25%, 06/01/28	(PR 06/01/13)	1,660	1,781,363
5.50%, 06/01/20	(PR 06/01/13)	135	145,375
Series J-1
5.00%, 08/01/13		360	386,647
5.00%, 05/15/33	(Call 05/15/19)	400	421,612
5.00%, 05/15/36	(Call 05/15/19)	905	949,752
Series L-1
5.00%, 04/01/25	(Call 04/01/18)	810	890,789
Series M
5.00%, 04/01/25	(Call 04/01/15) (FGIC)	200	216,200

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NEW YORK AMT-FREE MUNICIPAL BOND FUND

November 30, 2011

Erie County Industrial Development Agency RB Lease Appropriation Series A
5.00%, 05/01/31	(Call 05/01/19)	100	104,986
Hudson Yards Infrastructure Corp. RB Miscellaneous Revenue Series A
4.50%, 02/15/47	(Call 02/15/17) (NPFGC)	675	607,000
5.00%, 02/15/47	(Call 02/15/17) (FGIC)	650	630,071
5.00%, 02/15/47	(Call 02/15/17)	2,180	2,113,161
5.75%, 02/15/47	(Call 02/15/21)	250	264,438
Long Island Power Authority RB Electric Power & Light Revenues
Series A
5.00%, 05/01/38	(Call 05/01/21)	600	615,846
5.50%, 12/01/11	(AMBAC)	300	300,045
5.50%, 12/01/12	(AGM)	165	173,555
5.50%, 04/01/22	(Call 04/01/19)	500	578,890
5.50%, 05/01/33	(Call 05/01/19) (BHAC)	625	688,869
6.25%, 04/01/33	(Call 04/01/19)	250	285,270
Series B
5.00%, 12/01/35	(Call 06/01/16)	250	254,228
Series C
5.00%, 09/01/35	(Call 09/01/16)	225	228,980
Series D
5.00%, 09/01/12	(NPFGC)	125	129,255
Series E
5.00%, 12/01/21	(Call 12/01/16) (NPFGC-FGIC)	400	442,548
5.00%, 12/01/22	(Call 12/01/16) (NPFGC-FGIC)	250	274,492
Metropolitan Transportation Authority RB Fuel Sales Tax Revenue Series A
4.75%, 04/01/28	(PR 10/01/15) (FGIC)	430	492,629
Metropolitan Transportation Authority RB Highway Revenue Tolls Series B
5.00%, 11/15/28	(Call 11/15/13) (NPFGC)	233	243,339
5.25%, 11/15/32	(PR 11/15/13)	1,215	1,328,955
Metropolitan Transportation Authority RB Miscellaneous Revenue Series A
5.13%, 01/01/24	(Call 07/01/12) (SAP)	250	255,118
Metropolitan Transportation Authority RB Transit Revenue
5.00%, 11/15/27		1,300	1,397,773
Series A
4.75%, 11/15/27	(Call 11/15/15) (NPFGC)	200	204,482
5.00%, 11/15/18		250	289,445
5.00%, 11/15/25	(Call 11/15/12) (NPFGC-FGIC)	500	515,095
5.00%, 11/15/30	(Call 11/15/12) (AGM)	400	405,564
5.00%, 11/15/31	(Call 11/15/16)	600	615,066
5.00%, 11/15/37	(Call 11/15/21)	455	462,489
5.50%, 11/15/39	(Call 11/15/18)	700	751,345
Series B
5.00%, 11/15/30	(Call 11/15/15) (AMBAC)	1,600	1,638,576
5.00%, 11/15/34	(Call 11/15/19)	650	683,059
Series H
5.25%, 11/15/12		150	156,600

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NEW YORK AMT-FREE MUNICIPAL BOND FUND

November 30, 2011

Nassau County Interim Finance Authority RB Sales Tax Revenue Series H
5.25%, 11/15/15	(Call 11/15/14) (AMBAC)	100	112,031
Nassau County Sewer & Storm Water Finance Authority RB Water Revenue Series A
5.38%, 11/01/28	(Call 11/01/18) (BHAC)	235	257,522
New York City Educational Construction Fund RB Lease Revenue Series A
5.75%, 04/01/41	(Call 04/01/21)	45	49,680
New York City Industrial Development Agency RB Recreational Revenue
4.50%, 03/01/39	(Call 09/01/16) (FGIC)	270	237,187
5.00%, 03/01/31	(Call 09/01/16) (FGIC)	210	209,983
5.00%, 03/01/36	(Call 09/01/16) (NPFGC)	275	265,609
5.00%, 03/01/46	(Call 09/01/16) (FGIC)	955	904,118
New York City Municipal Water Finance Authority RB Sewer Revenue
Series AA
5.00%, 06/15/37	(Call 06/15/17)	100	103,967
Series B
5.00%, 06/15/14	(AGM)	140	155,229
Series CC
5.00%, 06/15/29	(Call 06/15/18)	185	198,579
New York City Municipal Water Finance Authority RB Water Revenue
5.00%, 06/15/26	(Call 06/15/21)	750	842,265
5.38%, 06/15/43	(Call 12/15/20)	125	134,685
Series A
5.00%, 06/15/38	(Call 06/15/17)	100	104,419
5.00%, 06/15/39	(Call 06/15/14)	255	264,333
5.88%, 06/15/13	(AMBAC)	100	108,450
Series C
4.75%, 06/15/33	(Call 06/15/16)	250	256,460
5.00%, 06/15/25	(Call 06/15/15) (NPFGC)	600	656,988
5.00%, 06/15/27	(Call 06/15/15) (NPFGC)	455	496,273
Series D
5.00%, 06/15/37	(Call 06/15/15)	250	258,808
Series DD
4.75%, 06/15/35	(Call 06/15/17)	250	255,738
4.75%, 06/15/36	(Call 06/15/17)	980	999,100
Series FF-2
5.00%, 06/15/40	(Call 06/15/19)	500	524,630
Series GG-1
5.00%, 06/15/39	(Call 06/15/19)	1,675	1,758,616
5.25%, 06/15/32	(Call 06/15/19)	750	813,555
New York City Transitional Finance Authority RB Income Tax Revenue
5.00%, 02/01/31	(Call 02/01/21)	125	134,510
Series A
5.00%, 05/01/29	(Call 05/01/19)	150	164,145
Series A-1
5.00%, 08/01/13		190	204,537
5.00%, 08/01/20	(PR 08/01/16)	160	187,432
5.00%, 08/01/20	(Call 08/01/16)	840	952,988
Series B
5.00%, 11/01/15		500	574,310
5.00%, 11/01/21	(Call 05/01/17)	250	285,017
5.00%, 11/01/30	(Call 05/01/17)	100	108,454
Series C

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NEW YORK AMT-FREE MUNICIPAL BOND FUND

November 30, 2011

5.00%, 11/01/39	(Call 11/01/20)	500	525,685
5.25%, 08/01/21	(PR 08/01/12) (AMBAC)	100	103,337
Series D
5.00%, 11/01/23	(Call 05/01/20)	250	288,197
5.00%, 02/01/27	(Call 02/01/21)	250	277,900
5.00%, 02/01/35	(Call 02/01/21)	500	528,590
Series E
5.00%, 11/01/23	(Call 05/01/21)	115	134,386
New York City Transitional Finance Authority RB Miscellaneous Revenue
Series S-1
4.50%, 01/15/38	(Call 01/15/18) (SAW)	235	229,341
4.75%, 01/15/38	(Call 01/15/18) (SAW)	250	253,838
5.00%, 01/15/26	(Call 01/15/18) (SAW)	470	508,789
5.00%, 01/15/34	(Call 01/15/18) (SAW)	500	519,195
Series S-2
5.00%, 01/15/37	(Call 01/15/17) (NPFGC-FGIC)	100	103,045
Series S-3
5.25%, 01/15/30	(Call 01/15/19) (SAW)	500	541,940
Series S-4
5.50%, 01/15/39	(Call 01/15/19) (SAW)	500	540,600
New York City Transitional Finance Authority RB Miscellaneous Taxes Series A-1
5.00%, 11/01/13		260	282,248
5.00%, 11/01/19	(Call 05/01/15)	350	391,849
New York City Transitional Finance Authority RB Sales Tax Revenue Series A-1
5.00%, 08/01/12		440	454,120
5.00%, 08/01/21	(Call 08/01/16)	725	820,388
New York City Trust for Cultural Resources RB Recreational Revenue
5.00%, 04/01/31	(Call 10/01/18)	500	532,700
New York Convention Center Development Corp. RB Hotel Occupancy Tax
5.00%, 11/15/30	(Call 11/15/15) (AMBAC)	375	383,359
5.00%, 11/15/35	(Call 11/15/15) (AMBAC)	500	507,875
5.00%, 11/15/44	(Call 11/15/15) (AMBAC)	630	634,252
New York Liberty Development Corp. RB Industrial Revenue
5.75%, 11/15/51	(Call 11/15/21)	250	265,368
New York Local Government Assistance Corp. RB Miscellaneous Revenue Series C
5.00%, 04/01/12	(GOI)	500	508,135
New York Local Government Assistance Corp. RB Sales Tax Revenue Series A
5.00%, 04/01/12	(GOI)	250	254,068
5.00%, 04/01/15	(GOI)	200	227,384
5.00%, 04/01/19	(Call 04/01/18)	500	593,415
5.00%, 04/01/20	(Call 04/01/18)	50	58,592
Series B
5.00%, 04/01/19	(GOI)	285	345,226
Series C
5.50%, 04/01/17	(GOI)	550	641,822
New York Power Authority (The) RB Electric Power & Light Revenues Series A

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NEW YORK AMT-FREE MUNICIPAL BOND FUND

November 30, 2011

4.50%, 11/15/47	(Call 11/15/17) (NPFGC)	480	481,085
5.00%, 11/15/19	(PR 11/15/12)	125	130,636
5.00%, 11/15/22	(GOI)	250	306,490
5.25%, 11/15/16	(PR 11/15/12)	250	261,870
Series C
5.00%, 11/15/15	(NPFGC)	450	518,643
New York State Dormitory Authority RB College & University Revenue
5.00%, 07/01/13	(GOI)	150	160,973
5.00%, 07/01/22	(Call 07/01/18)	500	556,820
5.00%, 09/01/38	(Call 09/01/19)	380	381,911
5.13%, 07/01/34	(Call 07/01/14) (AMBAC)	300	302,478
Series E
6.13%, 01/01/31	(Call 01/01/19)	250	283,230
New York State Dormitory Authority RB Health Hospital Nursing Home Revenue
5.50%, 07/01/23	(NPFGC)	200	241,860
Series A
5.25%, 08/15/15	(Call 08/15/14) (AGM FHA)	605	654,767
New York State Dormitory Authority RB Income Tax Revenue
Series A
5.00%, 03/15/28	(Call 03/15/18)	500	543,060
Series B
5.00%, 03/15/28	(Call 03/15/19)	200	217,886
Series C
5.00%, 03/15/22	(Call 03/15/18)	500	574,725
5.00%, 03/15/25	(Call 03/15/18)	525	585,217
5.00%, 03/15/31	(Call 03/15/21)	250	269,228
5.00%, 12/15/31	(Call 12/15/16)	250	264,008
Series F
5.00%, 03/15/30	(Call 03/15/15)	250	261,455
New York State Dormitory Authority RB Miscellaneous Revenue
5.00%, 07/01/15		500	562,475
5.00%, 07/01/22	(Call 07/01/19)	250	281,525
Series A
5.25%, 05/15/15		450	493,258
New York State Dormitory Authority RB Property Tax Series D
5.25%, 10/01/23	(Call 10/01/12) (NPFGC)	500	514,770
New York State Environmental Facilities Corp. RB Water Revenue
4.75%, 06/15/31	(Call 06/15/16)	1,000	1,036,310
5.00%, 06/15/30	(Call 06/15/14)	750	801,915
5.00%, 06/15/33	(Call 06/15/18)	500	528,520
5.00%, 06/15/41	(Call 06/15/21)	250	267,208
Series A
5.00%, 06/15/34	(Call 06/15/19)	180	191,014
5.13%, 06/15/38	(Call 06/15/19)	350	375,882
New York State Thruway Authority RB Highway Revenue Tolls
5.50%, 04/01/12		250	254,273
Series A
5.00%, 04/01/27	(Call 04/01/18)	750	810,525
5.25%, 04/01/12	(NPFGC)	95	96,594
5.25%, 04/01/13	(NPFGC)	230	244,640
Series B
4.13%, 04/01/19	(Call 10/01/15) (AMBAC)	500	538,845
5.00%, 04/01/13	(NPFGC-FGIC)	415	440,037
5.00%, 04/01/15	(AGM)	950	1,072,018
5.00%, 04/01/17	(Call 10/01/15) (NPFGC-FGIC)	300	339,054
5.50%, 04/01/20	(AMBAC)	250	308,227

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NEW YORK AMT-FREE MUNICIPAL BOND FUND

November 30, 2011

Series H
4.00%, 01/01/18	(NPFGC)	100	109,661
5.00%, 01/01/19	(Call 01/01/18) (NPFGC)	400	468,184
5.00%, 01/01/21	(Call 01/01/18) (NPFGC)	225	257,117
New York State Thruway Authority RB Income Tax Revenue Series A
5.00%, 03/15/18		500	596,400
5.00%, 03/15/21	(Call 09/15/20)	500	598,875
5.00%, 03/15/26	(Call 09/15/18)	300	334,536
5.00%, 03/15/29	(Call 09/15/20)	250	274,150
New York State Thruway Authority RB Miscellaneous Revenue
5.00%, 04/01/13		125	132,264
5.00%, 04/01/16		250	285,612
Series B
5.00%, 04/01/14		400	438,948
New York State Urban Development Corp. RB Income Tax Revenue
5.00%, 12/15/17		250	296,515
Series A-1
5.00%, 12/15/16		400	467,904
5.00%, 12/15/18		285	342,952
Series B
5.00%, 03/15/32	(Call 03/15/17)	250	263,510
Series B-1
5.00%, 03/15/28	(Call 03/15/19)	250	273,198
5.00%, 03/15/36	(Call 03/15/19)	500	530,025
5.25%, 03/15/38	(Call 03/15/19)	120	129,478
Series C
5.00%, 12/15/15		200	229,316
New York State Urban Development Corp. RB Miscellaneous Revenue
Series B
5.00%, 01/01/21	(Call 07/01/18)	750	848,595
Series D
5.25%, 01/01/17		160	186,288
5.25%, 01/01/20	(Call 01/01/19)	250	293,500
5.63%, 01/01/28	(Call 01/01/19)	400	441,044
Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
4.50%, 09/15/39	(Call 09/15/19) (GOI)	475	474,971
4.75%, 07/15/31	(Call 07/15/18) (GOI)	200	209,238
4.75%, 11/15/32	(Call 11/15/17) (GOI)	200	207,450
5.00%, 10/01/27	(Call 10/01/16) (GOI)	700	754,985
5.00%, 12/01/29	(Call 06/01/15) (GOI)	925	973,239
5.00%, 07/15/35	(Call 07/15/18) (GOI)	200	210,816
5.00%, 10/01/35	(Call 10/01/16) (GOI)	550	566,274
5.00%, 09/15/36	(Call 09/15/19) (GOI)	200	211,754
5.00%, 01/15/41	(Call 01/15/21) (GOI)	250	264,825
Sales Tax Asset Receivable Corp. RB Sales Tax Revenue Series A
5.00%, 10/15/17	(Call 10/15/14) (NPFGC)	825	916,022
5.00%, 10/15/20	(Call 10/15/14) (NPFGC)	143	157,367

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NEW YORK AMT-FREE MUNICIPAL BOND FUND

November 30, 2011

5.00%, 10/15/23	(Call 10/15/14) (NPFGC)	405	443,653
5.00%, 10/15/29	(Call 10/15/14) (AMBAC)	625	670,969
5.00%, 10/15/32	(Call 10/15/14) (AMBAC)	700	742,126
5.25%, 10/15/18	(Call 10/15/14) (NPFGC)	500	557,790
5.25%, 10/15/19	(Call 10/15/14) (NPFGC)	185	206,047
State of New York GO Series C
5.00%, 09/01/12		250	259,093
5.00%, 04/15/13		300	319,560
5.00%, 04/15/14		150	165,770
5.00%, 04/15/15		500	568,960
5.00%, 04/15/16	(Call 04/15/15)	500	561,855
Triborough Bridge & Tunnel Authority RB Highway Revenue Tolls
5.00%, 11/15/37	(Call 05/15/18) (GOI)	775	823,244
Series A
5.00%, 01/01/27	(Call 01/01/12) (GOI)	500	502,065
5.13%, 01/01/31	(PR 01/01/12)	415	416,760
5.25%, 01/01/28	(PR 01/01/22) (GOI)	65	81,905
Series B
5.25%, 11/15/13	(GOI)	200	218,408
Series C
5.00%, 11/15/38	(Call 11/15/18) (GOI)	550	585,860
Series D
5.00%, 11/15/31	(Call 11/15/18)	650	683,488
Triborough Bridge & Tunnel Authority RB Transit Revenue Series A
5.00%, 11/15/32	(Call 11/15/17)	600	641,028

			91,725,769

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $87,342,879)			91,725,769

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NEW YORK AMT-FREE MUNICIPAL BOND FUND

November 30, 2011

Security	Shares	Value

SHORT-TERM INVESTMENTS—3.19%

MONEY MARKET FUNDS—3.19%
BlackRock Liquidity Funds-New York Money Fund, Institutional Shares
0.01%(a)(b)	3,057,359	3,057,359

		3,057,359

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,057,359)		3,057,359

TOTAL INVESTMENTS IN SECURITIES—98.89%
(Cost: $90,400,238)		94,783,128
Other Assets, Less Liabilities—1.11%		1,059,428

NET ASSETS—100.00%		$95,842,556

GO - General Obligation

GOI - General Obligation of the Issuer

PR - Prerefunded

RB - Revenue Bond

SAP - Subject to Appropriations

SAW - State Aid Withholding

Insured by:

AGM - Assured Guaranty Municipal Corp.

AMBAC - Ambac Financial Group Inc.

BHAC - Berkshire Hathaway Assurance Corp.

FGIC - Financial Guaranty Insurance Co.

FHA - Federal Housing Administration

NPFGC - National Public Finance Guarantee Corp.

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

November 30, 2011

Security		Principal (000s)	Value

MUNICIPAL BONDS & NOTES—98.14%

ALABAMA—0.39%
Alabama Public School & College Authority RB Sales Tax Revenue
5.00%, 12/01/11		$250	$250,032
Series A
5.00%, 05/01/14		500	550,850
Birmingham Water Works Board RB Water Revenue Series B
5.00%, 01/01/43	(PR 01/01/13) (NPFGC)	900	945,225

			1,746,107

ARIZONA—1.14%
Arizona School Facilities Board COP Lease Appropriation Series A
5.00%, 09/01/13	(NPFGC)	260	276,440
5.25%, 09/01/17	(PR 03/01/13) (NPFGC)	675	716,391
Phoenix Civic Improvement Corp. RB Sales Tax Revenue
5.00%, 07/01/15	(Call 07/01/14) (AMBAC)	1,250	1,373,438
5.25%, 07/01/12	(AMBAC)	310	318,345
Salt River Project Agricultural Improvement & Power District COP Lease Renewal
5.00%, 12/01/14	(Call 12/01/13) (NPFGC)	500	539,115
Salt River Project Agricultural Improvement & Power District RB Electric Power & Light Revenues
Series B
4.00%, 01/01/15		820	896,932
Series C
5.00%, 01/01/12		1,000	1,004,140

			5,124,801

ARKANSAS—0.11%
State of Arkansas GO
4.00%, 08/01/12		500	512,490

			512,490

CALIFORNIA—20.55%
Bay Area Toll Authority RB Highway Revenue Tolls Series F
5.00%, 04/01/15		860	973,038
California Infrastructure & Economic Development Bank RB Highway Revenue Tolls
5.25%, 07/01/19	(PR 07/01/13) (AGM)	600	646,158
5.25%, 07/01/20	(PR 07/01/13) (AGM)	220	236,925
California State Department of Water Resources RB Electric Power & Light Revenues Series A
5.13%, 05/01/18	(PR 05/01/12)	725	747,069
5.25%, 05/01/12	(NPFGC)	1,635	1,669,172
5.25%, 05/01/20	(PR 05/01/12)	1,325	1,366,035
5.38%, 05/01/17	(PR 05/01/12) (XLCA)	1,300	1,340,937

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

November 30, 2011

5.38%, 05/01/18	(PR 05/01/12) (AMBAC)	1,980	2,042,350
5.38%, 05/01/22	(PR 05/01/12)	1,160	1,196,528
5.50%, 05/01/13	(PR 05/01/12) (AMBAC)	265	273,483
5.50%, 05/01/13	(Call 05/01/12) (AMBAC)	135	139,321
5.50%, 05/01/14	(PR 05/01/12) (AMBAC)	1,010	1,042,330
5.50%, 05/01/16	(PR 05/01/12) (AMBAC)	5,545	5,722,495
5.75%, 05/01/17	(PR 05/01/12)	1,600	1,652,896
5.88%, 05/01/16	(PR 05/01/12)	625	645,988
6.00%, 05/01/13	(PR 05/01/12)	700	723,877
6.00%, 05/01/15	(PR 05/01/12)	300	310,233
Series L
2.00%, 05/01/12		500	503,645
4.00%, 05/01/15		100	109,872
5.00%, 05/01/15		2,695	3,051,306
5.00%, 05/01/16		610	706,624
Series M
4.00%, 05/01/14		250	269,300
5.00%, 05/01/13		400	425,528
5.00%, 05/01/14		500	550,560
5.00%, 05/01/15		1,750	1,981,367
5.00%, 05/01/16		500	579,200
California State Department of Water Resources RB Water Revenue Series AJ
5.00%, 12/01/16		500	590,870
California Statewide Communities Development Authority RB Miscellaneous Revenue
4.00%, 06/15/13		315	329,688
5.00%, 06/15/13		6,295	6,684,660
Desert Sands Unified School District GO
5.00%, 06/01/29	(PR 06/01/14) (AGM)	400	444,108
Grossmont-Cuyamaca Community College District GO Series B
5.00%, 08/01/29	(PR 08/01/15) (FGIC)	1,000	1,145,430
Los Angeles Convention & Exhibit Center Authority RB Lease Abatement Series A
5.00%, 08/15/17		105	117,028
Los Angeles Department of Water & Power RB Electric Power & Light Revenues Series A
4.00%, 07/01/13		1,000	1,053,910
5.00%, 07/01/13	(NPFGC)	375	401,130
Los Angeles Unified School District GO
5.75%, 07/01/14	(NPFGC)	400	448,600
Series A
5.00%, 07/01/13	(NPFGC)	625	667,825
5.00%, 07/01/21	(PR 07/01/13) (AGM)	290	311,167
5.00%, 07/01/22	(PR 07/01/13) (AGM)	500	536,495
5.00%, 07/01/23	(PR 07/01/13) (AGM)	2,775	2,977,547
5.00%, 07/01/24	(PR 07/01/13) (AGM)	285	305,802
5.00%, 01/01/28	(PR 07/01/13) (NPFGC)	1,470	1,577,295
5.25%, 07/01/19	(PR 07/01/13) (AGM)	200	215,386

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

November 30, 2011

Series E
5.13%, 07/01/22	(PR 07/01/12) (NPFGC)	530	545,121
5.13%, 01/01/27	(PR 07/01/12) (NPFGC)	1,125	1,157,096
Series F
5.00%, 07/01/25	(PR 07/01/13) (FGIC)	1,265	1,357,332
5.00%, 01/01/28	(PR 07/01/13) (FGIC)	500	536,495
Series KY
5.00%, 07/01/14		1,050	1,158,654
Metropolitan Water District of Southern California RB Water Revenue Series B
5.00%, 07/01/13		150	160,923
Sacramento County Sanitation Districts Financing Authority RB Sewer Revenue
5.00%, 12/01/35	(PR 12/01/14) (AMBAC)	500	565,180
San Diego Public Facilities Financing Authority RB Sewer Revenue Series B
5.00%, 05/15/15		375	425,175
5.00%, 05/15/16		500	581,460
Southern California Public Power Authority RB Electric Power & Light Revenues
0.00%, 07/01/15	(NPFGC)	500	459,425
Series A-2003-1
5.00%, 07/01/33	(PR 07/01/13) (AMBAC)	605	649,159
State of California GO
3.00%, 09/01/13		1,500	1,554,720
3.00%, 09/01/16		1,645	1,720,193
4.00%, 08/01/14		1,000	1,073,110
4.00%, 08/01/15		200	217,312
4.00%, 07/01/16	(Call 07/01/12)	1,350	1,374,084
5.00%, 03/01/12		2,250	2,275,808
5.00%, 05/01/12		500	509,465
5.00%, 02/01/13		250	262,280
5.00%, 03/01/13		950	999,723
5.00%, 05/01/13		500	529,315
5.00%, 03/01/14		2,155	2,339,813
5.00%, 03/01/14	(NPFGC-FGIC)	500	542,880
5.00%, 05/01/14		500	545,595
5.00%, 08/01/14		215	236,350
5.00%, 03/01/15		1,025	1,142,291
5.00%, 04/01/15		750	837,173
5.00%, 06/01/15		200	223,944
5.00%, 11/01/15		2,350	2,641,095
5.00%, 03/01/16		300	338,193
5.00%, 04/01/16		215	242,782
5.00%, 10/01/16		500	570,090
5.00%, 02/01/29	(PR 02/01/14)	600	657,444
5.00%, 02/01/33	(PR 02/01/14)	1,165	1,276,537
5.25%, 02/01/14	(Call 08/01/13)	100	106,815
5.25%, 04/01/29	(PR 04/01/14)	1,000	1,109,430
5.25%, 04/01/32	(PR 04/01/12)	800	813,456
5.50%, 03/01/13	(Call 03/31/11) (NPFGC-FGIC)	35	35,146
5.50%, 04/01/28	(PR 04/01/14)	500	557,615
Series A
4.00%, 07/01/16		390	433,142
5.00%, 07/01/12	(NPFGC)	1,195	1,228,129
5.00%, 07/01/15	(PR 07/01/14)	305	339,636
5.00%, 07/01/15	(Call 07/01/14) (NPFGC)	1,260	1,391,582
5.00%, 07/01/16		795	918,050

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

November 30, 2011

5.25%, 07/01/12		1,155	1,188,310
5.25%, 07/01/13		940	1,008,112
5.25%, 07/01/13	(NPFGC)	960	1,031,327
5.25%, 07/01/14		1,720	1,922,437
5.25%, 07/01/14	(NPFGC-FGIC)	1,500	1,668,450
Series B
3.50%, 07/01/23	(Call 07/01/14)	600	636,930
5.00%, 07/01/23	(Call 07/01/14)	790	868,763
University of California RB College & University Revenue Series A
5.00%, 05/15/13	(AMBAC)	810	863,954

			92,540,679
COLORADO—0.68%
Colorado Department of Transportation RB Highway Revenue Tolls Series B
5.00%, 12/15/13	(NPFGC-FGIC)	410	447,191
Colorado Department of Transportation RB Transit Revenue Series B
5.50%, 06/15/13	(NPFGC)	1,455	1,566,933
5.50%, 06/15/15	(NPFGC)	800	924,896
E-470 Public Highway Authority RB Highway Revenue Tolls Series B
0.00%, 09/01/16	(NPFGC)	130	103,536

			3,042,556
CONNECTICUT—1.86%
State of Connecticut GO
Series A
3.50%, 01/01/16	(Call 01/01/14)	500	524,465
5.00%, 01/01/12		250	251,043
5.00%, 01/01/14		3,615	3,941,868
Series C
5.00%, 12/01/15		500	577,345
5.50%, 12/15/12		175	184,527
5.50%, 12/15/14		420	479,678
Series D
5.00%, 01/01/14		1,000	1,090,420
Series E
5.50%, 11/15/12		1,000	1,050,220
State of Connecticut ST Sales Tax Revenue Series 1
5.00%, 02/01/14		265	289,759

			8,389,325
DISTRICT OF COLUMBIA—0.23%
District of Columbia RB Income Tax Revenue Series C
5.00%, 12/01/12		580	607,040
5.00%, 12/01/13		400	435,800

			1,042,840

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

November 30, 2011

FLORIDA—3.28%
City of Gainesville RB Multiple Utility Revenue Series A
5.00%, 10/01/35	(PR 10/01/15) (AGM)	1,825	2,104,991
County of Miami-Dade RB Water Revenue Series B
5.00%, 10/01/14	(AGM)	1,000	1,109,040
County of Orange RB Miscellaneous Revenue
5.13%, 10/01/30	(PR 04/01/12) (AMBAC)	600	609,924
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue Series A
5.00%, 07/01/12		550	564,300
5.00%, 07/01/13		1,485	1,564,611
5.00%, 07/01/14		180	193,658
5.00%, 07/01/15		1,945	2,122,345
5.00%, 07/01/16		945	1,044,376
Florida State Board of Education GO Series A
5.00%, 01/01/15		570	641,524
Florida State Board of Education RB Miscellaneous Revenue Series A
5.00%, 07/01/12	(NPFGC)	300	308,142
Florida State Department of Environmental Protection RB Sales Tax Revenue Series D
5.00%, 07/01/13		1,500	1,599,825
JEA RB Electric Power & Light Revenues Series 23
5.00%, 10/01/15		1,000	1,135,910
State of Florida RB Miscellaneous Revenue Series C
5.00%, 07/01/16		535	617,551
Tampa Bay Water RB Water Revenue Series A
5.00%, 10/01/16		1,000	1,171,430

		14,787,627
GEORGIA—2.07%
City of Atlanta RB Port Airport & Marina Revenue Series B
5.00%, 01/01/15		500	550,665
Georgia State Road & Tollway Authority RB Fuel Sales Tax Revenue Series A
5.00%, 06/01/16		500	580,300
Georgia State Road & Tollway Authority RB Highway Revenue Tolls
5.00%, 06/01/12	(NPFGC)	1,000	1,023,680
5.00%, 06/01/13	(NPFGC)	350	373,604
5.00%, 06/01/14	(NPFGC)	1,000	1,103,470
Henry County School District GO Series A
5.00%, 04/01/12	(SAW)	2,775	2,818,429
Municipal Electric Authority of Georgia RB Electric Power & Light Revenues Series B
5.00%, 01/01/16		100	112,972
State of Georgia GO
Series B
5.00%, 05/01/19	(PR 05/01/12)	1,020	1,040,441
5.00%, 05/01/20	(PR 05/01/12)	400	408,016
Series C
5.50%, 07/01/12		500	515,455

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

November 30, 2011

5.50%, 07/01/14		500	562,775
Series E
4.00%, 07/01/13		200	211,438

			9,301,245
HAWAII—1.15%
State of Hawaii GO
Series DG
5.00%, 07/01/12	(AMBAC)	1,450	1,490,571
5.00%, 07/01/13	(AMBAC)	1,135	1,216,709
5.00%, 07/01/14	(AMBAC)	1,030	1,143,022
Series EA
5.00%, 12/01/16		250	294,635
University of Hawaii RB College & University Revenue Series A
5.50%, 07/15/29	(PR 07/15/12) (FGIC)	1,000	1,032,740

			5,177,677
ILLINOIS—3.89%
Chicago Board of Education GO Series C
5.00%, 12/01/31	(PR 12/01/11) (AGM)	550	550,071
City of Chicago GO Series A
5.00%, 01/01/13	(AGM)	350	365,354
5.00%, 01/01/15	(AGM)	545	596,775
5.00%, 01/01/34	(PR 01/01/14) (AGM)	1,200	1,311,132
City of Chicago RB Port Airport & Marina Revenue Series B
5.25%, 01/01/14	(NPFGC-FGIC)	500	538,895
5.25%, 01/01/15	(NPFGC-FGIC)	750	827,797
County of Cook GO Series C
5.00%, 11/15/12		250	261,273
Illinois State Toll Highway Authority RB Highway Revenue Tolls
Series A
5.50%, 01/01/14	(AGM)	700	755,328
5.50%, 01/01/15	(AGM)	500	554,490
Series A-1
5.00%, 01/01/26	(PR 07/01/16) (AGM)	1,000	1,173,460
Series A-2
5.00%, 01/01/27	(PR 07/01/16) (AGM)	2,250	2,640,285
5.00%, 01/01/28	(PR 07/01/16) (AGM)	1,075	1,261,469
5.00%, 01/01/31	(PR 07/01/16) (AGM)	550	645,403
Metropolitan Pier & Exposition Authority RB Miscellaneous Taxes
0.00%, 06/15/15	(NPFGC-FGIC)	580	537,528
State of Illinois GO
4.00%, 04/01/15		290	308,621
5.00%, 01/01/15		500	545,295
First Series
5.38%, 07/01/15	(PR 07/01/2012) (NPFGC)	150	154,500
5.50%, 08/01/13	(NPFGC)	500	534,480
5.50%, 08/01/14	(NPFGC)	860	944,297

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

November 30, 2011

5.50%, 08/01/15	(XLCA-ICR, NPFGC)	370	414,848
Series B
5.00%, 03/01/13		550	575,993
5.00%, 01/01/14		1,000	1,069,260
5.00%, 03/01/14		370	397,358
State of Illinois RB Sales Tax Revenue
5.00%, 06/15/15		500	557,830

			17,521,742
INDIANA—0.96%
Indiana Finance Authority RB Miscellaneous Revenue Series A
5.00%, 02/01/16		775	896,287
Indiana Finance Authority RB Sewer Revenue Series C
3.00%, 10/01/16		1,000	1,050,680
Indiana Finance Authority RB Water Revenue Series A
4.00%, 02/01/16		265	295,714
Indiana Transportation Finance Authority RB Highway Revenue Tolls Series A
5.00%, 06/01/28	(PR 06/01/13) (AGM)	500	534,395
Indianapolis Local Public Improvement Bond Bank RB Water Revenue Series A
5.25%, 07/01/33	(PR 07/01/12) (NPFGC)	1,500	1,543,890

			4,320,966
KANSAS—0.31%
Kansas State Department of Transportation RB Highway Revenue Tolls Series A
5.00%, 09/01/12		780	807,698
5.00%, 09/01/16		500	589,285

			1,396,983
KENTUCKY—0.30%
Kentucky State Property & Building Commission RB Lease Appropriation
5.00%, 08/01/22	(PR 08/01/15) (AGM)	100	114,894
5.25%, 10/01/13	(AGM)	350	378,931
5.25%, 10/01/14	(AGM)	250	279,185
5.25%, 10/01/15	(AGM)	500	571,945

			1,344,955
LOUISIANA— 0.55%
Louisiana Public Facilities Authority RB College & University Revenue Series A
5.13%, 07/01/27	(PR 07/01/12) (AMBAC)	265	272,560
State of Louisiana GO Series A
5.00%, 08/01/15	(NPFGC)	510	583,236
5.00%, 10/15/18	(PR 10/15/14) (AMBAC)	1,430	1,607,106

			2,462,902

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

November 30, 2011

MARYLAND—2.33%
Maryland State Department of Transportation RB Miscellaneous Taxes
5.00%, 05/01/12		400	408,100
5.00%, 05/01/14		360	398,081
Maryland State Transportation Authority RB Miscellaneous Revenue
5.00%, 03/01/13		325	344,042
5.00%, 03/01/14		225	247,336
State of Maryland GO
5.00%, 02/15/19	(PR 02/15/15)	260	294,962
5.25%, 03/01/12		750	759,577
5.25%, 03/01/16		250	294,470
First Series
5.00%, 03/01/15		1,595	1,810,803
Second Series
5.00%, 07/15/13		355	381,526
5.00%, 08/01/13		600	646,008
5.00%, 08/01/15	(PR 08/01/13)	825	888,121
5.00%, 08/01/16		750	884,827
5.00%, 08/01/18	(PR 08/01/13)	275	296,040
Second Series A
5.00%, 08/01/12		230	237,335
5.00%, 08/01/17	(PR 08/01/15)	500	574,665
Second Series B
5.00%, 08/01/14		1,285	1,434,497
Series E
5.00%, 08/01/16		500	589,885

			10,490,275
MASSACHUSETTS—8.41%
Commonwealth of Massachusetts GO
5.00%, 03/01/21	(PR 03/01/15) (AGM)	300	340,974
Series A
5.00%, 08/01/12		600	619,116
5.00%, 08/01/14		1,970	2,190,404
5.00%, 03/01/22	(PR 03/01/15)	400	454,632
5.00%, 03/01/23	(PR 03/01/15) (AGM)	500	568,290
5.00%, 03/01/25	(PR 03/01/15)	500	568,290
5.25%, 08/01/13		1,000	1,079,700
Series B
5.00%, 08/01/15		235	268,379
Series C
5.25%, 08/01/20	(PR 08/01/13)	1,120	1,207,998
Series D
5.25%, 10/01/21	(PR 10/01/13)	1,125	1,221,457
Commonwealth of Massachusetts GOL
5.00%, 07/01/12		1,270	1,305,535
Series B
5.00%, 08/01/23	(PR 08/01/14)	2,200	2,443,540
Series C
5.00%, 05/01/12		2,000	2,040,160
5.00%, 09/01/12		1,960	2,030,011
5.00%, 01/01/15		2,000	2,246,400
5.00%, 09/01/21	(PR 09/01/15)	715	823,759
5.00%, 09/01/24	(PR 09/01/15)	500	576,055
5.00%, 09/01/25	(PR 09/01/15)	1,180	1,359,490
5.50%, 11/01/12	(AGM)	700	733,565
5.50%, 11/01/13	(FGIC)	1,600	1,753,040
5.50%, 11/01/14	(NPFGC-FGIC)	310	352,114

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

November 30, 2011

Series D
5.50%, 11/01/16		500	599,915
Series E
5.25%, 01/01/20	(PR 01/01/13) (AGM)	250	263,070
5.50%, 01/01/15	(PR 01/01/13)	600	632,994
Commonwealth of Massachusetts RB Fuel Sales Tax Revenue Series A
5.00%, 06/01/22	(PR 06/01/12) (FGIC)	350	358,295
5.38%, 06/01/20	(PR 06/01/12) (FGIC)	500	512,790
5.50%, 06/01/15	(NPFGC-FGIC)	455	525,388
5.50%, 06/01/16	(NPFGC-FGIC)	250	296,683
Commonwealth of Massachusetts RB Miscellaneous Taxes
5.00%, 01/01/34	(PR 01/01/14) (FGIC)	550	598,647
Commonwealth of Massachusetts SO Miscellaneous Revenue
5.00%, 12/15/11	(AGM)	530	531,065
5.00%, 12/15/12	(AGM)	500	524,670
5.00%, 12/15/13	(AGM)	350	382,200
5.00%, 12/15/14	(AGM)	340	382,769
Massachusetts Bay Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/27	(PR 07/01/12) (FGIC)	700	719,460
5.00%, 07/01/34	(PR 07/01/14)	2,000	2,226,560
5.25%, 07/01/12		900	926,334
Series C
5.50%, 07/01/16		895	1,067,100
Massachusetts School Building Authority RB Sales Tax Revenue Series A
5.00%, 08/15/13	(AGM)	800	861,296
Massachusetts State Department of Transportation RB Highway Revenue Tolls Series B
5.00%, 01/01/15		1,000	1,107,710
Massachusetts Water Pollution Abatement Trust RB Water Revenue Series A
5.25%, 08/01/15		1,000	1,155,710

			37,855,565
MICHIGAN—0.82%
City of Detroit RB Sewer Revenue Series A
5.00%, 07/01/32	(PR 07/01/13) (AGM)	765	818,680
City of Detroit RB Water Revenue Series B
5.25%, 07/01/32	(PR 07/01/13) (NPFGC)	170	182,966
Detroit City School District GO Series A
5.13%, 05/01/31	(PR 05/01/12) (AGM)	750	765,397
Michigan State Building Authority RB Lease Appropriation Series I
5.25%, 10/15/12	(AGM)	815	848,521
State of Michigan GO
5.50%, 12/01/13		1,000	1,094,920

			3,710,484

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

November 30, 2011

MINNESOTA—1.50%
Southern Minnesota Municipal Power Agency RB Electric Power & Light Revenues Series A
5.25%, 01/01/14	(AMBAC)	125	135,371
5.25%, 01/01/15	(AMBAC)	920	1,025,423
State of Minnesota GO
5.00%, 10/01/12		1,350	1,403,460
5.00%, 08/01/16		525	618,854
Series A
5.00%, 08/01/15		1,000	1,148,670
Series D
5.00%, 08/01/14		900	1,004,193
Series F
4.00%, 08/01/13		925	980,232
Series H
5.00%, 11/01/14		400	450,236

			6,766,439
MISSISSIPPI—0.30%
State of Mississippi GO Series A
5.25%, 11/01/14		150	169,530
5.50%, 12/01/15		1,000	1,174,110

			1,343,640
MISSOURI—0.42%
Missouri Highway & Transportation Commission RB Highway Revenue Tolls
5.00%, 02/01/14		660	723,637
5.00%, 05/01/16		500	585,775
Series A
5.00%, 05/01/14		525	580,897

			1,890,309
NEBRASKA—0.26%
Omaha Public Power District RB Electric Power & Light Revenues Series A
5.00%, 02/01/16		1,000	1,157,830

			1,157,830
NEVADA—1.09%
Clark County RB Port Airport & Marina Revenue Series D
5.00%, 07/01/16		90	103,070
Clark County School District GOL
Series A
5.00%, 06/15/16	(Call 06/15/14) (AGM)	400	434,248
Series C
5.00%, 06/15/22	(PR 12/15/15) (AGM)	360	417,816
5.00%, 06/15/22	(PR 06/15/12) (NPFGC)	500	512,870
5.00%, 06/15/23	(PR 12/15/15) (AGM)	2,000	2,321,200

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

November 30, 2011

State of Nevada GOL Series A
5.00%, 02/01/15		1,000	1,117,620

			4,906,824
NEW JERSEY—7.89%
New Jersey Building Authority RB Lease Appropriation Series B
5.00%, 06/15/13		425	452,204
New Jersey Economic Development Authority RB Miscellaneous Revenue
Series A
5.00%, 05/01/12		500	509,225
5.00%, 05/01/13		125	131,945
Series EE
5.00%, 09/01/15		1,000	1,111,480
Series F
5.00%, 06/15/24	(PR 06/15/13) (FGIC)	2,750	2,944,535
5.00%, 06/15/28	(PR 06/15/13)	935	1,001,142
5.25%, 06/15/21	(PR 06/15/13) (FGIC)	300	322,374
Series W
5.00%, 03/01/16		1,125	1,261,024
New Jersey Economic Development Authority RB Tobacco & Liquor Taxes
5.00%, 06/15/13	(FGIC)	300	310,254
New Jersey Educational Facilities Authority RB College & University Revenue Series A
5.25%, 09/01/21	(PR 09/01/12) (AMBAC)	525	544,672
New Jersey Highway Authority RB Highway Revenue
5.50%, 01/01/15	(FGIC GOI)	250	286,323
New Jersey State Turnpike Authority RB Highway Revenue Tolls
Series A
6.00%, 01/01/14	(NPFGC)	1,225	1,364,099
Series C
6.50%, 01/01/13	(NPFGC)	650	693,440
New Jersey Transit Corp. COP Lease Appropriation
Series A
5.25%, 09/15/14	(AMBAC)	520	567,247
Series B
5.50%, 09/15/12	(AMBAC)	850	882,649
New Jersey Transit Corp. COP Lease Revenue Series A
5.50%, 09/15/13	(AMBAC)	400	427,456
5.50%, 09/15/14	(AMBAC)	700	768,341
New Jersey Transportation Trust Fund Authority RB Fuel Sales Tax Revenue Series B
5.25%, 12/15/15	(AMBAC)	1,010	1,147,683
New Jersey Transportation Trust Fund Authority RB Highway Revenue Tolls Series A
5.25%, 12/15/13	(NPFGC)	455	495,490
5.75%, 06/15/15		200	234,548
New Jersey Transportation Trust Fund Authority RB Miscellaneous Revenue Series B
5.25%, 12/15/11	(NPFGC-FGIC)	250	250,515
5.25%, 12/15/12	(NPFGC-FGIC)	250	262,055
5.25%, 12/15/13	(NPFGC-FGIC)	200	217,798
5.25%, 12/15/14	(NPFGC)	625	698,906
New Jersey Transportation Trust Fund Authority RB Transit Revenue
5.00%, 06/15/19	(PR 06/15/15) (AGM)	145	166,257
Series A

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

November 30, 2011

5.50%, 12/15/13	(AMBAC)	425	464,967
5.50%, 12/15/14	(AMBAC)	1,000	1,125,680
5.50%, 12/15/15	(AMBAC)	800	916,832
Series B
5.00%, 12/15/21	(PR 12/15/11) (NPFGC)	1,000	1,002,000
6.00%, 12/15/18	(PR 12/15/11) (NPFGC)	500	501,205
Series C
5.00%, 06/15/12		1,780	1,825,817
5.25%, 06/15/16	(PR 06/15/15) (FGIC)	135	155,967
5.25%, 06/15/18	(PR 06/15/15) (FGIC)	585	675,856
5.50%, 06/15/18	(PR 06/15/13)	200	215,684
5.50%, 06/15/19	(PR 06/15/13)	500	539,210
5.50%, 06/15/21	(PR 06/15/13)	500	539,210
5.50%, 06/15/22	(PR 06/15/13)	50	53,921
5.50%, 06/15/23	(PR 06/15/13)	740	798,031
5.75%, 12/15/12	(AGM)	500	526,540
Series D
5.00%, 06/15/16	(PR 06/15/15) (AGM)	750	859,950
5.00%, 06/15/17	(PR 06/15/15) (AMBAC)	2,000	2,293,200
State of New Jersey GO
5.00%, 08/01/13		1,400	1,505,042
Series H
5.25%, 07/01/12		1,500	1,543,755
5.25%, 07/01/14		1,175	1,308,233
5.25%, 07/01/16		500	585,575
Series L
5.25%, 07/15/13	(AMBAC)	425	457,810
5.25%, 07/15/15	(AMBAC)	520	595,436

			35,541,583

NEW MEXICO—0.57%
New Mexico Finance Authority RB Fuel Sales Tax Revenue Series A
5.25%, 06/15/15	(NPFGC)	100	114,971
5.25%, 06/15/21	(PR 06/15/14) (NPFGC)	900	1,006,596
New Mexico Finance Authority RB Transit Revenue Series B
5.00%, 06/15/12	(AMBAC)	1,400	1,435,308

			2,556,875

NEW YORK—13.13%
City of New York GO
5.25%, 06/01/28	(PR 06/01/13)	305	327,299
Series A-1
4.00%, 08/01/14		400	432,664
5.00%, 08/01/12		730	752,586
5.00%, 08/01/13		425	456,459
5.00%, 08/01/14		200	221,594
5.00%, 08/15/16		240	277,889
Series B
5.00%, 08/01/13		600	644,412
5.00%, 08/01/14		230	254,833
Series B-1
5.00%, 09/01/15		500	567,850

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

November 30, 2011

Series C
5.00%, 08/01/14		295	326,851
5.00%, 08/01/14	(CIFG)	275	304,384
5.00%, 08/01/16		600	694,116
Series D
5.00%, 08/01/15		125	141,676
Series E
4.00%, 08/01/14		400	432,664
5.00%, 08/01/15		1,055	1,195,747
Series F-1
5.00%, 09/01/16	(Ca ll 09/01/15)	135	153,129
5.25%, 09/01/14		290	324,101
Series G
5.00%, 08/01/14		500	553,985
5.00%, 08/01/15		1,010	1,144,744
Series I
5.00%, 08/01/13		765	821,625
5.00%, 08/01/14		350	387,790
Long Island Power Authority RB Electric Power & Light Revenues
Series A
5.00%, 05/01/14		500	544,970
5.00%, 05/01/15		1,500	1,674,705
5.50%, 12/01/11	(AMBAC)	620	620,093
5.50%, 12/01/12	(AGM)	175	184,074
Series D
5.00%, 09/01/12	(NPFGC)	1,460	1,509,698
Series F
5.00%, 05/01/12	(NPFGC)	200	203,880
Metropolitan Transportation Authority RB Highway Revenue Tolls Series B
5.25%, 11/15/32	(PR 11/15/13)	255	278,916
Metropolitan Transportation Authority RB Miscellaneous Revenue Series B
5.50%, 01/01/14	(NPFGC)	750	815,753
Metropolitan Transportation Authority RB Transit Revenue
5.00%, 11/15/27	(Call 11/15/13)	500	537,605
Series A
5.50%, 11/15/13	(AMBAC)	675	730,283
5.50%, 11/15/14	(AMBAC)	2,430	2,710,519
Series B-1
5.00%, 07/01/17	(PR 01/01/12) (AMBAC)	270	271,115
Series F
5.25%, 11/15/27	(PR 11/15/12) (NPFGC)	250	261,870
New York City Municipal Water Finance Authority RB Sewer Revenue Series B
5.00%, 06/15/14	(AGM)	340	376,985
New York City Transitional Finance Authority RB Income Tax Revenue
Series B
5.00%, 11/01/15		500	574,310
5.00%, 02/01/16		1,000	1,153,810
Series D
5.00%, 11/01/15		500	574,310
Series D-2
5.00%, 11/01/12		1,225	1,278,630
New York City Transitional Finance Authority RB Miscellaneous Taxes
5.00%, 11/01/15		355	407,760
Series A-1
5.00%, 11/01/13		1,375	1,492,659
5.00%, 11/01/14		675	758,167
New York Local Government Assistance Corp. RB Sales Tax Revenue Series A

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

November 30, 2011

5.00%, 04/01/12	(GOI)	500	508,135
5.00%, 04/01/13	(GOI)	215	228,659
Series A-1
5.00%, 04/01/12	(AGM)	2,000	2,032,540
New York Power Authority (The) RB Electric Power & Light Revenues Series A
5.25%, 11/15/16	(PR 11/15/12)	250	261,870
5.25%, 11/15/18	(PR 11/15/12)	625	654,675
New York State Dormitory Authority RB College & University Revenue
5.00%, 07/01/15		300	338,382
5.00%, 07/01/16		285	327,610
New York State Dormitory Authority RB Income Tax Revenue
Series A
5.00%, 03/15/16		555	639,205
Series C
5.00%, 03/15/15		1,240	1,396,240
Series D
5.00%, 06/15/16		540	625,352
Series E
5.00%, 02/15/15		1,300	1,460,251
New York State Dormitory Authority RB Miscellaneous Revenue
5.00%, 07/01/15	(NPFGC-FGIC)	150	169,191
Series A
5.25%, 05/15/15		450	493,259
New York State Thruway Authority RB Highway Revenue Tolls
5.50%, 04/01/12		1,000	1,017,090
Series A
5.00%, 04/01/12		500	507,970
Series B
5.00%, 04/01/12	(AGM)	125	126,985
5.00%, 04/01/13	(NPFGC-FGIC)	2,070	2,194,883
5.00%, 04/01/14	(AGM)	1,650	1,809,852
5.00%, 04/01/15	(AGM)	720	812,477
5.00%, 04/01/16	(Call 10/01/15) (NPFGC-FGIC)	750	855,405
New York State Thruway Authority RB Income Tax Revenue Series A
5.00%, 03/15/16		305	351,275
New York State Thruway Authority RB Miscellaneous Revenue
5.00%, 04/01/13		550	581,961
Series B
5.00%, 04/01/15		240	270,574
5.00%, 04/01/16		880	1,014,543
New York State Urban Development Corp. RB Income Tax Revenue
Series A
5.00%, 03/15/16		400	460,688
Series B
5.13%, 03/15/29	(PR 03/15/13)	275	291,965
New York State Urban Development Corp. RB Miscellaneous Revenue
Series B
5.00%, 01/01/15		750	838,267
Series D
5.00%, 01/01/14		285	309,898
5.00%, 01/01/15		2,250	2,514,802
State of New York GO Series C
3.00%, 02/01/12		1,000	1,004,670
5.00%, 04/15/13		685	729,662
5.00%, 04/15/14		1,000	1,105,130
5.00%, 04/15/15		300	341,376
Triborough Bridge & Tunnel Authority RB Highway Revenue Tolls Series A

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

November 30, 2011

5.00%, 01/01/32	(PR 01/01/12) (GOI)	1,280	1,285,286
5.13%, 01/01/31	(PR 01/01/12)	585	587,480
5.50%, 01/01/24	(PR 01/01/12) (GOI)	295	296,345
Series B
5.25%, 11/15/12	(GOI)	750	785,783
5.25%, 11/15/14	(GOI)	1,500	1,695,375
Series B1
5.00%, 11/15/25	(Call 11/15/13) (GOI)	250	269,765
Series B3
5.00%, 11/15/38	(Call 11/15/15) (GOI)	500	564,335

			59,135,721
NORTH CAROLINA—2.19%
County of Mecklenburg GO Series A
5.00%, 08/01/13		735	791,360
County of Wake GO
5.00%, 03/01/16		250	291,872
North Carolina Eastern Municipal Power Agency RB Electric Power & Light Revenues
Series A
5.00%, 01/01/15		500	552,260
5.00%, 01/01/16		350	393,337
Series D
5.50%, 01/01/14		275	299,346
North Carolina Municipal Power Agency No. 1 RB Electric Power & Light Revenues Series A
5.25%, 01/01/14	(Call 01/01/13) (AMBAC)	900	944,631
5.25%, 01/01/15		250	279,692
5.50%, 01/01/13		630	663,414
State of North Carolina GO
5.00%, 03/01/13		250	264,550
Series A
5.00%, 03/01/16		1,400	1,634,486
Series B
5.00%, 04/01/12		1,000	1,016,120
5.00%, 04/01/14		1,320	1,456,145
5.00%, 04/01/16		1,070	1,251,911

			9,839,124
OHIO—0.90%
Cincinnati City School District GO
5.00%, 12/01/31	(PR 12/01/13) (AGM)	800	872,376
City of Columbus GO Series A
4.00%, 06/01/14		1,000	1,081,290
State of Ohio GO Series A
5.00%, 09/15/16		1,000	1,170,820
State of Ohio RB Lease Appropriation Series II
5.00%, 08/01/12	(AMBAC)	905	933,019

			4,057,505

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

November 30, 2011

OKLAHOMA—0.23%
Grand River Dam Authority RB Electric Power & Light Revenues Series A
5.00%, 06/01/12	(AGM)	990	1,013,374

		1,013,374
OREGON—0.72%
City of Portland RB Sewer Revenue Series A
5.00%, 06/01/14	(NPFGC)	1,050	1,162,791
Oregon State Department of Administrative Services RB Miscellaneous Revenue Series A
5.00%, 04/01/13	(AGM)	1,500	1,592,160
Oregon State Department of Transportation RB Highway Revenue Tolls Series A
5.13%, 11/15/26	(PR 11/15/12)	450	470,830

		3,225,781
PENNSYLVANIA—2.53%
City of Philadelphia RB Sewer Revenue Series A
5.00%, 11/01/31	(PR 11/01/12) (NPFGC-FGIC)	115	119,981
City of Philadelphia RB Water Revenue
5.25%, 12/15/11	(AMBAC)	125	125,261
Series A
5.00%, 06/15/14		1,500	1,644,525
Commonwealth of Pennsylvania GO
5.50%, 02/01/13		175	185,486
First Series
4.00%, 09/01/16		250	282,277
Series 2
5.00%, 07/01/13	(NPFGC-FGIC)	2,280	2,445,277
5.00%, 03/01/16		700	813,113
5.00%, 01/01/21	(PR 01/01/16)	615	712,441
Series 3
5.00%, 09/01/13		400	431,928
5.00%, 09/01/14	(AGM)	1,425	1,591,882
Series A
5.00%, 05/01/14		1,000	1,104,250
Delaware Valley Regional Financial Authority RB Miscellaneous Revenue
5.50%, 07/01/12		1,150	1,181,533
Philadelphia School District GO Series A
5.50%, 02/01/31	(PR 02/01/12) (AGM)	750	756,727

		11,394,681
PUERTO RICO—3.86%
Commonwealth of Puerto Rico GO
5.50%, 07/01/12	(FGIC)	830	850,103
5.50%, 07/01/14	(FGIC)	1,400	1,512,406
5.65%, 07/01/15	(NPFGC)	180	194,002
Series A
5.00%, 07/01/13		600	630,762
5.00%, 07/01/27	(PR 07/01/12)	1,955	2,009,584
5.00%, 07/01/30	(Call 07/01/12)	975	994,188
5.25%, 07/01/15		750	808,432
Government Development Bank for Puerto Rico RB Miscellaneous Revenue Series B

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

November 30, 2011

5.00%, 12/01/13		215	228,321
5.00%, 12/01/14		210	225,317
5.00%, 12/01/15		250	268,083
Puerto Rico Electric Power Authority RB Electric Power & Light Revenues
Series JJ
5.25%, 07/01/13	(NPFGC)	1,275	1,348,937
Series KK
5.50%, 07/01/15	(NPFGC)	500	551,965
Series OO
5.00%, 07/01/13	(CIFG, AGM)	1,480	1,559,106
5.00%, 07/01/14	(NPFGC-FGIC)	230	247,400
Puerto Rico Highway & Transportation Authority RB Fuel Sales Tax Revenue Series G
5.00%, 07/01/33	(PR 07/01/13)	345	370,064
Puerto Rico Highway & Transportation Authority RB Highway Revenue Tolls
5.50%, 07/01/16		210	252,569
Series D
5.00%, 07/01/32	(PR 07/01/12) (AGM)	540	555,077
5.75%, 07/01/41	(PR 07/01/12)	500	515,915
Series K
5.00%, 07/01/45	(PR 07/01/15) (AGC-ICC)	300	345,951
Puerto Rico Infrastructure Financing Authority RB Sales Tax Revenue Series C
5.50%, 07/01/12	(AMBAC)	65	66,283
5.50%, 07/01/13	(AMBAC)	250	262,145
5.50%, 07/01/14	(AMBAC)	980	1,051,148
Puerto Rico Municipal Finance Agency GO Series C
5.00%, 08/01/13	(AGM)	400	423,972
Puerto Rico Public Buildings Authority RB Lease Non-Terminable Series H
5.50%, 07/01/16	(AMBAC)	250	273,500
Puerto Rico Public Buildings Authority RB Miscellaneous Revenue Series J
5.00%, 07/01/36	(Call 07/01/12) (AMBAC)	225	229,109
Puerto Rico Public Finance Corp. RB Miscellaneous Revenue
5.50%, 08/01/29	(PR 02/01/12)	850	857,624
Series A
5.25%, 08/01/29	(Call 02/01/12) (NPFGC)	750	754,598

		17,386,561
RHODE ISLAND—0.05%
Rhode Island Economic Development Corp. Revenue (NPFGC Insured-FGIC)
5.00%, 06/15/16		200	229,512

		229,512
SOUTH CAROLINA—1.16%
Greenville County School District RB Lease Appropriation
5.50%, 12/01/28	(PR 12/01/12)	3,090	3,281,889
South Carolina State Public Service Authority RB Electric Power & Light Revenues
Series D
5.25%, 01/01/12	(AGM)	400	401,736
Series E
5.00%, 01/01/16		400	461,640

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

November 30, 2011

State of South Carolina GO Series A
4.00%, 06/01/14		1,000	1,084,930

		5,230,195
TENNESSEE—1.52%
City of Memphis RB Electric Power & Light Revenues
5.00%, 12/01/14		400	449,088
5.00%, 12/01/15		1,030	1,186,138
Series A
5.00%, 12/01/11	(NPFGC)	425	425,055
5.00%, 12/01/12	(NPFGC)	1,000	1,045,830
5.00%, 12/01/16	(PR 12/01/13) (NPFGC)	1,595	1,737,625
County of Shelby GO Series A
5.00%, 04/01/14	(AMBAC)	500	550,534
5.00%, 04/01/15	(AMBAC)	1,000	1,135,365
State of Tennessee GO Series C
5.00%, 09/01/12		300	310,731

		6,840,366
TEXAS—4.86%
City of Dallas RB Water Revenue
5.00%, 10/01/12	(AMBAC)	150	155,901
5.00%, 10/01/13	(AMBAC)	400	433,392
City of Houston GOL Series A
5.25%, 03/01/13	(NPFGC)	1,000	1,060,540
5.38%, 03/01/15	(Call 03/01/14) (NPFGC)	200	220,456
City of Houston RB Sewer Revenue Series E
5.00%, 11/15/16		500	585,615
City of Houston RB Water Revenue Series A
5.25%, 05/15/14	(NPFGC)	1,300	1,441,648
City of San Antonio RB Electric Power & Light Revenues
5.38%, 02/01/15		1,000	1,140,350
5.38%, 02/01/19	(PR 02/01/12)	1,000	1,008,760
Dallas Independent School District GO
5.00%, 02/15/13		1,000	1,054,450
Dallas-Fort Worth International Airport Facilities Improvement Corp. RB Port Airport & Marina Revenue Series A
4.00%, 11/01/12		780	804,227
Lower Colorado River Authority RB Electric Power & Light Revenues
5.00%, 05/15/12		535	546,417
5.00%, 05/15/13		500	530,820
5.00%, 05/15/15		250	282,178
5.00%, 05/15/16		730	841,383
5.25%, 01/01/15		765	870,325
North East Independent School District GO
5.00%, 08/01/33	(PR 08/01/14) (PSF)	250	279,015
North Texas Tollway Authority RB Highway Revenue Tolls
Series A
5.00%, 01/01/35	(PR 01/01/15) (AGM)	1,105	1,240,782
Series L-2
6.00%, 01/01/13		890	938,736

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

November 30, 2011

North Texas Tollway Authority RB Miscellaneous Revenue Series E-2
5.25%, 01/01/12		2,200	2,209,042
State of Texas GO
5.00%, 10/01/15		750	863,843
Texas Public Finance Authority RB Miscellaneous Revenue Series A
5.00%, 07/01/14		100	110,973
5.00%, 07/01/15		1,400	1,598,366
5.00%, 07/01/16	(Call 01/01/16)	300	345,321
Texas State Transportation Commission RB Fuel Sales Tax Revenue Series A
5.00%, 04/01/12		1,000	1,016,010
5.00%, 04/01/13		1,465	1,554,497
5.25%, 04/01/14		200	221,220
Texas State Transportation Commission RB Highway Revenue Tolls
5.00%, 04/01/16		475	552,895

		21,907,162
UTAH—1.53%
Intermountain Power Agency RB Electric Power & Light Revenues Series A
5.00%, 07/01/12		250	256,860
5.00%, 07/01/14		225	246,645
5.25%, 07/01/13		500	535,240
State of Utah GO
Series A
5.00%, 07/01/13		300	321,945
5.00%, 07/01/15		1,000	1,147,030
5.00%, 07/01/16	(PR 07/01/13)	425	455,876
Series C
4.00%, 07/01/13		1,350	1,427,422
Utah Transit Authority RB Sales Tax Revenue
Series A
5.00%, 06/15/32	(PR 12/15/12) (AGM)	1,900	1,993,727
Series B
4.50%, 06/15/33	(PR 12/15/15) (AGM)	455	519,069

		6,903,814
VIRGINIA—0.88%
Virginia Commonwealth Transportation Board RB Federal Grant Revenue
5.00%, 09/27/12		700	727,363
Virginia Commonwealth Transportation Board RB Miscellaneous Revenue
5.00%, 10/01/13		300	324,987
5.00%, 10/01/14		410	459,110
Virginia Public School Authority RB Miscellaneous Revenue
5.25%, 08/01/14		925	1,036,157
5.25%, 08/01/15		1,225	1,414,312

		3,961,929
WASHINGTON—2.86%
City of Seattle RB Electric Power & Light Revenues Series B
5.00%, 02/01/15		1,250	1,410,312
County of King RB Sewer Revenue Series B
5.00%, 01/01/16		1,000	1,155,400
Energy Northwest RB Electric Power & Light Revenues

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

November 30, 2011

5.25%, 07/01/16	(NPFGC)	125	147,216
5.50%, 07/01/15		445	515,190
Series A
5.00%, 07/01/12		400	411,168
5.00%, 07/01/13		460	493,194
5.00%, 07/01/13	(AMBAC)	580	621,853
5.00%, 07/01/14		500	554,320
5.25%, 07/01/13	(NPFGC)	655	704,845
5.25%, 07/01/16	(NPFGC)	190	223,769
5.50%, 07/01/12	(NPFGC)	250	257,713
5.50%, 07/01/13		205	221,410
5.50%, 07/01/14		500	560,710
Series C
5.00%, 07/01/14		500	554,320
5.00%, 07/01/16		235	274,158
King County School District No. 1 Seattle GOL Series A
5.00%, 06/01/13	(GTD)	1,250	1,335,875
State of Washington GO
5.00%, 07/01/12		985	1,012,501
5.00%, 01/01/16		500	577,485
Series C
5.00%, 07/01/13		500	536,160
Series R
5.00%, 07/01/12		15	15,417
Series R-2006A
5.00%, 07/01/15	(AMBAC)	600	684,786
Washington State Public Power Supply System Series B
7.13%, 07/01/16	(NPFGC)	500	625,045

		12,892,847
WISCONSIN—0.66%
State of Wisconsin GO
Series 1
5.00%, 05/01/15	(NPFGC)	860	977,966
5.00%, 05/01/16	(AMBAC)	100	116,495
5.50%, 05/01/14	(NPFGC)	300	334,794
Series 2
5.00%, 05/01/13	(NPFGC)	225	239,634
Series A
5.00%, 05/01/16	(NPFGC-FGIC)	870	1,013,506
State of Wisconsin RB Miscellaneous Revenue Series 1
5.00%, 07/01/16		250	289,598

		2,971,993

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $436,587,490)			441,923,284

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

November 30, 2011

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.06%

MONEY MARKET FUNDS—1.06%
BlackRock Liquidity Funds - MuniFund, Institutional Shares
0.04%(a)(b)	4,769,749	4,769,749

		4,769,749

TOTAL SHORT-TERM INVESTMENTS (Cost: $4,769,749)		4,769,749

TOTAL INVESTMENTS IN SECURITIES—99.20% (Cost: $441,357,239)		446,693,033
Other Assets, Less Liabilities—0.80%		3,604,091

NET ASSETS—100.00%		$450,297,124

COP - Certificates of Participation

GO - General Obligation

GOI - General Obligation of the Issuer

GOL - General Obligation Limited

GTD - Guaranteed by the Commonwealth, County or State

PR - Prerefunded

PSF - Permanent School Fund

RB - Revenue Bond

SAW - State Aid Withholding

SO - Special Obligation

ST - Special Tax

Insured by:

AGC - Assured Guaranty Corp.

AGC-ICC - AGC Insured Custody Certificates

AGM - Assured Guaranty Municipal Corp.

AMBAC - Ambac Financial Group Inc.

CIFG - CDC IXIS Financial Guaranty

FGIC - Financial Guaranty Insurance Co.

NPFGC - National Public Finance Guarantee Corp.

XLCA - XL Capital Assurance Inc.

XLCA-ICR - XL Capital Ltd. - Insured Custodial Receipts

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Notes to Schedules of Investments (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These schedules of investments relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Bond Fund	iShares Bond Fund
10+ Year Credit	Barclays Government/Credit
10+ Year Government/Credit	Barclays Intermediate Credit
Barclays 1-3 Year Credit	Barclays Intermediate Government/Credit
Barclays 1-3 Year Treasury	Barclays MBS
Barclays 3-7 Year Treasury	Barclays Short Treasury
Barclays 7-10 Year Treasury	iBoxx $ High Yield Corporate
Barclays 10-20 Year Treasury	iBoxx $ Investment Grade Corporate
Barclays 20+ Year Treasury	S&P California AMT-Free Municipal
Barclays Agency	S&P National AMT-Free Municipal
Barclays Aggregate	S&P New York AMT-Free Municipal
Barclays Credit	S&P Short Term National AMT-Free Municipal

1. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”); and

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of November 30, 2011. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

	Investments in Securities
iShares Bond Fund and Investment Type	Level 1	Level 2	Level 3	Total
10+ Year Credit
Assets:
Corporate Bonds & Notes	$—	$260,320,094	$—	$260,320,094
Foreign Government Bonds & Notes	—	31,826,774	—	31,826,774
Short-Term Investments	4,755,274	—	—	4,755,274

	$4,755,274	$292,146,868	$—	$296,902,142

10+ Year Government/Credit
Assets:
Corporate Bonds & Notes	$—	$9,321,509	$—	$9,321,509
Foreign Government Bonds & Notes	—	1,351,623	—	1,351,623
Municipal Debt Obligations	—	1,249,205	—	1,249,205
U.S. Government & Agency Obligations	—	11,353,881	—	11,353,881
Short-Term Investments	151,879	—	—	151,879

	$151,879	$23,276,218	$—	$23,428,097

Barclays 1-3 Year Credit
Assets:
Corporate Bonds & Notes	$—	$8,179,778,062	$—	$8,179,778,062
Foreign Government Bonds & Notes	—	499,847,566	—	499,847,566
Municipal Debt Obligations	—	16,622,075	—	16,622,075
Short-Term Investments	426,324,041	—	—	426,324,041

	$426,324,041	$8,696,247,703	$—	$9,122,571,744

Barclays 1-3 Year Treasury
Assets:
U.S. Government Obligations	$—	$9,994,582,193	$—	$9,994,582,193
Short-Term Investments	7,914,521	—	—	7,914,521

	$7,914,521	$9,994,582,193	$—	$10,002,496,714

Barclays 3-7 Year Treasury
Assets:
U.S. Government Obligations	$—	$2,423,648,138	$—	$2,423,648,138
Short-Term Investments	842,070,689	—	—	842,070,689

	$842,070,689	$2,423,648,138	$—	$3,265,718,827

Barclays 7-10 Year Treasury
Assets:
U.S. Government Obligations	$—	$4,561,283,910	$—	$4,561,283,910
Short-Term Investments	1,935,796,049	—	—	1,935,796,049

	$1,935,796,049	$4,561,283,910	$—	$6,497,079,959

Barclays 10-20 Year Treasury
Assets:
U.S. Government Obligations	$—	$477,130,312	$—	$477,130,312
Short-Term Investments	138,579,826	—	—	138,579,826

	$138,579,826	$477,130,312	$—	$615,710,138

Barclays 20+ Year Treasury
Assets:
U.S. Government Obligations	$—	$3,047,770,042	$—	$3,047,770,042

Short-Term Investments	1,194,767,423	—	—	1,194,767,423

	$1,194,767,423	$3,047,770,042	$—	$4,242,537,465

Barclays Agency
Assets:
Corporate Bonds & Notes	$—	$12,666,346	$—	$12,666,346
Foreign Government Bonds & Notes	—	3,469,618	—	3,469,618
U.S. Government Agency Obligations	—	331,071,876	—	331,071,876
Short-Term Investments	83,243,843	—	—	83,243,843

	$83,243,843	$347,207,840	$—	$430,451,683

Barclays Aggregate
Assets:
Collateralized Mortgage Obligations	$—	$292,148,797	$—	$292,148,797
Corporate Bonds & Notes	—	3,064,929,959	—	3,064,929,959
Foreign Government Bonds & Notes	—	233,475,276	—	233,475,276
Municipal Debt Obligations	—	110,755,627	—	110,755,627
U.S. Government & Agency Obligations	—	10,013,098,770	—	10,013,098,770
Short-Term Investments	2,965,891,082	—	—	2,965,891,082

	$2,965,891,082	$13,714,408,429	$—	$16,680,299,511

Barclays Credit
Assets:
Corporate Bonds & Notes	$—	$958,524,274	$—	$958,524,274
Foreign Government Bonds & Notes	—	71,533,217	—	71,533,217
Municipal Debt Obligations	—	34,630,456	—	34,630,456
Short-Term Investments	63,900,525	—	—	63,900,525

	$63,900,525	$1,064,687,947	$—	$1,128,588,472

Barclays Government/Credit
Assets:
Corporate Bonds & Notes	$—	$39,095,562	$—	$39,095,562
Foreign Government Bonds & Notes	—	3,351,837	—	3,351,837
Municipal Debt Obligations	—	1,475,099	—	1,475,099
U.S. Government & Agency Obligations	—	66,895,750	—	66,895,750
Short-Term Investments	27,118,799	—	—	27,118,799

	$27,118,799	$110,818,248	$—	$137,937,047

Barclays Intermediate Credit
Assets:
Corporate Bonds & Notes	$—	$3,977,279,526	$—	$3,977,279,526
Foreign Government Bonds & Notes	—	282,809,625	—	282,809,625
Municipal Debt Obligations	—	17,139,545	—	17,139,545
Short-Term Investments	250,858,903	—	—	250,858,903

	$250,858,903	$4,277,228,696	$—	$4,528,087,599

Barclays Intermediate Government/Credit
Assets:
Corporate Bonds & Notes	$—	$210,328,708	$—	$210,328,708
Foreign Government Bonds & Notes	—	14,898,804	—	14,898,804
Municipal Debt Obligations	—	576,510	—	576,510
U.S. Government & Agency Obligations	—	418,865,203	—	418,865,203
Short-Term Investments	156,383,691	—	—	156,383,691

	$156,383,691	$644,669,225	$—	$801,052,916

Barclays MBS
Assets:
U.S. Government Agency Obligations	$—	$3,810,384,425	$—	$3,810,384,425
Short-Term Investments	733,209,041	—	—	733,209,041

	$733,209,041	$3,810,384,425	$—	$4,543,593,466

Barclays Short Treasury
Assets:
U.S. Government Obligations	$—	$2,872,460,923	$—	$2,872,460,923
Short-Term Investments	254,153,166	—	—	254,153,166

	$254,153,166	$2,872,460,923	$—	$3,126,614,089

iBoxx $ High Yield Corporate
Assets:
Corporate Bonds & Notes	$—	$9,532,628,082	$5,220,800	$9,537,848,882
Short-Term Investments	1,437,224,336	—	—	1,437,224,336

	$1,437,224,336	$9,532,628,082	$5,220,800	$10,975,073,218

iBoxx $ Investment Grade Corporate
Assets:
Corporate Bonds & Notes	$—	$15,975,928,482	$—	15,975,928,482
Short-Term Investments	641,971,566	—	—	641,971,566

	$641,971,566	$15,975,928,482	$—	$16,617,900,048

S&P California AMT-Free Municipal
Assets:
Municipal Bonds & Notes	$—	$186,396,072	$—	$186,396,072
Short-Term Investments	1,513,204	—	—	1,513,204

	$1,513,204	$186,396,072	$—	$187,909,276

S&P National AMT-Free Municipal
Assets:
Municipal Bonds & Notes	$—	$2,316,560,693	$—	$2,316,560,693
Short-Term Investments	20,021,350	—	—	20,021,350

	$20,021,350	$2,316,560,693	$—	$2,336,582,043

S&P New York AMT-Free Municipal
Assets:
Municipal Bonds & Notes	$—	$91,725,769	$—	$91,725,769
Short-Term Investments	3,057,359	—	—	3,057,359

	$3,057,359	$91,725,769	$—	$94,783,128

S&P Short Term National AMT-Free Municipal
Assets:
Municipal Bonds & Notes	$—	$441,923,284	$—	$441,923,284
Short-Term Investments	4,769,749	—	—	4,769,749

	$4,769,749	$441,923,284	$—	$446,693,033

WHEN-ISSUED/TBA TRANSACTIONS

The iShares Barclays Aggregate and iShares Barclays MBS Bond Funds may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by the Fund as a purchase transaction and a sale transaction in which the Fund realizes a gain or loss. The Fund’s use of TBA rolls may cause the Fund to experience higher portfolio turnover and higher transaction costs. The Fund could be exposed to possible risk if there is adverse market action, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of November 30, 2011, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Bond Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
10+ Year Credit	$298,157,670	$5,135,424	$(6,390,952)	$(1,255,528)
10+ Year Government/Credit	20,488,060	3,037,697	(97,660)	2,940,037
Barclays 1-3 Year Credit	9,116,953,600	52,256,186	(46,638,042)	5,618,144
Barclays 1-3 Year Treasury	9,921,521,278	80,979,227	(3,791)	80,975,436
Barclays 3-7 Year Treasury	3,204,236,297	61,948,879	(466,349)	61,482,530
Barclays 7-10 Year Treasury	6,275,105,420	223,704,845	(1,730,306)	221,974,539
Barclays 10-20 Year Treasury	597,188,891	18,529,930	(8,683)	18,521,247
Barclays 20+ Year Treasury	4,187,459,083	57,171,826	(2,093,444)	55,078,382
Barclays Agency	422,461,522	8,169,233	(179,072)	7,990,161
Barclays Aggregate	16,009,840,982	704,848,042	(34,389,513)	670,458,529
Barclays Credit	1,081,022,715	57,918,284	(10,352,527)	47,565,757
Barclays Government/Credit	129,838,174	8,411,930	(313,057)	8,098,873
Barclays Intermediate Credit	4,394,898,988	170,014,999	(36,826,388)	133,188,611
Barclays Intermediate Government/Credit	772,332,754	30,597,649	(1,877,487)	28,720,162
Barclays MBS	4,492,154,009	54,376,160	(2,936,703)	51,439,457
Barclays Short Treasury	3,126,045,929	600,886	(32,726)	568,160
iBoxx $ High Yield Corporate	11,168,918,777	168,684,583	(362,530,142)	(193,845,559)
iBoxx $ Investment Grade Corporate	15,882,806,928	963,263,387	(228,170,267)	735,093,120
S&P California AMT-Free Municipal	179,932,443	8,186,961	(210,128)	7,976,833
S&P National AMT-Free Municipal	2,247,005,506	93,560,728	(3,984,191)	89,576,537
S&P New York AMT-Free Municipal	90,427,453	4,397,188	(41,513)	4,355,675
S&P Short Term National AMT-Free Municipal	441,408,398	5,630,420	(345,785)	5,284,635

RECENT ACCOUNTING STANDARD

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2. TRANSACTIONS WITH AFFILIATES

Each Fund may invest its positive cash balances in certain money market funds managed by BlackRock Fund Advisors (“BFA”) or an affiliate.

The PNC Financial Services Group, Inc. (“PNC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. Due to the ownership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but Barclays is not.

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the nine months ended November 30, 2011, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Bond Fund and Name of Affiliated Issuer	Principal Held at Beginning of Period (000s)	Principal Purchased (000s)	Principal Sold (000s)	Principal Held at End of Period (000s)	Value at End of Period	Interest Income	Net Realized Gain (Loss)
Barclays 1-3 Year Credit
PNC Funding Corp.
3.00%, 05/19/14	$—	$8,000	$—	$8,000	$8,350,160	$12,394	$—
5.40%, 06/10/14	—	5,263	—	5,263	5,735,054	31,567	—
5.50%, 09/28/12	3,250	—	(3,250)	—	—	59,330	47,288

					$14,085,214	$103,291	$47,288

Barclays Aggregate
PNC Funding Corp.
5.25%, 11/15/15	$9,135	$—	$—	$9,135	$9,860,876	$325,594	$—
5.40%, 06/10/14	998	—	—	998	1,087,514	37,105	—
6.70%, 06/10/19	998	—	—	998	1,192,835	48,046	—

					$12,141,225	$410,745	$—

Barclays Credit
PNC Funding Corp.
3.63%, 02/08/15	$500	$—	$—	$500	$522,021	$11,982	$—
4.25%, 09/21/15	200	—	—	200	214,812	6,417	—
5.13%, 02/08/20	1,000	—	(75)	925	1,022,705	31,432	(516)

					$1,759,538	$49,831	$(516)

Barclays Intermediate Credit Credit
PNC Funding Corp.
2.70%, 09/19/16	$—	$4,600	$—	$4,600	$4,609,194	$8,216	$—
4.25%, 09/21/15	750	—		750	797,203	24,065	—
4.38%, 08/11/20	2,000	—	—	2,000	2,111,447	63,459	—
5.13%, 02/08/20	1,500	2,500	—	4,000	4,422,540	76,207	—
5.25%, 11/15/15	3,037	—	(700)	2,337	2,517,703	132,839	135,354

5.40%, 06/10/14	3,000	—	—	3,000	3,250,825	97,396	—
5.63%, 02/01/17	1,750	—	—	1,750	1,898,027	66,048	—

					$19,606,939	$468,230	$135,354

Barclays Intermediate Government/Credit
PNC Funding Corp.
5.25%, 11/15/15	$135	$—	$—	$135	$145,727	$3,638	$—

iBoxx $ Investment Grade Corporate
PNC Funding Corp.
3.63%, 02/08/15	$13,596	$3,918	$—	$17,514	$18,204,059	$348,130	$—
4.38%, 08/11/20	6,000	2,500	—	8,500	8,907,843	245,467	—
5.13%, 02/08/20	10,000	500	—	10,500	11,590,390	377,984	—

					$38,702,292	$971,581	$—

3. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of November 30, 2011, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA.

Item 2.	Controls and Procedures.

(a)

The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)

Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael Latham
Michael Latham, President
(Principal Executive Officer)
Date:	January 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Latham
Michael Latham, President
(Principal Executive Officer)
Date:	January 26, 2012

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer
(Principal Financial Officer)
Date:	January 26, 2012